As filed with the Securities and Exchange Commission on April 11, 2003

                                                              File No. 333-55306
                                                                       811-07541
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [x]
                         Post-Effective Amendment No. 4

                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [x]

                               Amendment No. 30

                        (Check appropriate box or boxes)

                  GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT
                           (Exact Name of Registrant)

                       GLENBROOK LIFE AND ANNUITY COMPANY
                                3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                               (Name of Depositor)

                               MICHAEL J. VELOTTA
                  VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL
                       GLENBROOK LIFE AND ANNUITY COMPANY
                                3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847-402-2400
       (Name, Complete Address and Telephone Number of Agent For Service)


                        Copies of all communications to:

Richard T. Choi, Esquire                            Joseph P. Rath, Esquire
Foley & Lardner                                     ALFS, Inc.
3000 K Street N.W., Suite 500                       3100 Sanders Road, Suite J5B
Washington, D.C. 20007-5109                         Northbrook, IL 60062


Approximate date of proposed public offering: Continuous

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/X/ on May 1, 2003 pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on (date) pursuant to paragraph (a)(1) of Rule 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of interest in the Glenbrook Life Multi-Manager Variable Account under deferred variable annuity contracts.


                                Explanatory Note

This Registration Statement relates to the Allstate Provider Ultra Variable Annuity Contracts. The prospectus contained in this Registration Statement also describes the Allstate Provider Advantage and the Allstate Provider Extra Variable Annuity Contracts which are covered by separate registration statements under the Securities Act of 1933 (File Nos. 333-62922 and 333-65826, respectively).

THE ALLSTATE(R) PROVIDER VARIABLE ANNUITY SERIES
GLENBROOK LIFE AND ANNUITY COMPANY
300 N. MILWAUKEE AVE.
VERNON HILLS, IL 60061
TELEPHONE NUMBER: 1-800-755-5275                    PROSPECTUS DATED MAY 1, 2003

 -------------------------------------------------------------------------------
Glenbrook Life and Annuity Company ("GLENBROOK", "GLENBROOK LIFE", "WE", OR "US") is offering the following group and individual flexible premium deferred variable annuity contracts (each, a "Contract"):

.. The Allstate(R) Provider Advantage Variable Annuity
        (Formerly referred to as "The Glenbrook Provider Advantage Variable Annuity")

.. The Allstate(R) Provider Ultra Variable Annuity
        (Formerly referred to as "The Glenbrook Provider Ultra Variable
        Annuity")

.. The Allstate(R) Provider Extra Variable Annuity
        (Formerly referred to as "The Glenbrook Provider Extra Variable
        Annuity")

Glenbrook is a wholly owned subsidiary of the Allstate Life Insurance Company. This prospectus contains information about each Contract that you should know before investing. Please keep it for future reference. Not all Contracts may be available in all states or through your sales representative. Please check with your sales representative for details.

Each Contract currently offers 51 investment alternatives ("INVESTMENT ALTERNATIVES"). The investment alternatives include 3 fixed account options ("FIXED ACCOUNT OPTIONS") and 48 variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Glenbrook Life Multi-Manager Variable Account ("VARIABLE ACCOUNT"). Each Variable Sub-Account invests exclusively in shares of the portfolios ("PORTFOLIOS") of the following underlying funds ("FUNDS"):


AIM VARIABLE INSURANCE FUNDS (SERIES I)                    GOLDMAN SACHS VARIABLE INSURANCE TRUST
                                                            (VIT)
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND,  INC.        LSA VARIABLE SERIES TRUST

DREYFUS STOCK INDEX FUND, INC.                             MFS(TM) VARIABLE INSURANCE TRUST/SM
                                                            /(SERVICE CLASS)
DREYFUS VARIABLE INVESTMENT FUND (VIF)                     OPPENHEIMER VARIABLE ACCOUNT FUNDS
FIDELITY(R) VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2)  PUTNAM VARIABLE TRUST (CLASS IB)
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST       THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
 (CLASS 2)                                                  (CLASS I)

For the ALLSTATE PROVIDER EXTRA CONTRACTS, each time you make a purchase payment, we will add to your Contract value ("Contract Value") a credit enhancement ("Credit Enhancement") equal to 4% of that purchase payment. Expenses for this Contract may be higher than expenses for an annuity contract without the Credit Enhancement. Over time, the amount of the Credit Enhancement may be more than offset by the higher expenses. You and your agent should decide if this Contract is right for you.

                THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
                DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROSPECTUS, NOR
                HAS IT PASSED ON THE ACCURACY OR THE ADEQUACY OF THIS
                PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A
                FEDERAL CRIME.

  IMPORTANT     THE CONTRACTS MAY BE DISTRIBUTED THROUGH BROKER-DEALERS THAT
   NOTICES       HAVE RELATIONSHIPS WITH BANKS OR OTHER FINANCIAL INSTITUTIONS
                OR BY EMPLOYEES OF SUCH BANKS. HOWEVER, THE CONTRACTS ARE NOT
                DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED BY SUCH INSTITUTIONS
                OR ANY FEDERAL REGULATORY AGENCY. INVESTMENT IN THE CONTRACTS
                INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF
                PRINCIPAL.

                THE CONTRACTS ARE NOT FDIC INSURED.

Glenbrook has filed a Statement of Additional Information, dated May 1, 2003, with the Securities and Exchange Commission ("SEC"). It contains more information about the Contract and is incorporated herein by reference, which means it is legally a part of this prospectus. Its table of contents appears on page 115 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You

                                  1 PROSPECTUS
can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's Web site.

Each Fund has multiple Portfolios. Not all of the Funds and/or Portfolios, however, may be available with your Contract. You should check with your representative for further information on the availability of Funds and/or Portfolios. Your annuity application will list all available Portfolios.



                                  2 PROSPECTUS

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                      PAGE

--------------------------------------------------------------------------------
OVERVIEW
--------------------------------------------------------------------------------
  Important Terms                                                       4
--------------------------------------------------------------------------------
  Overview of Contracts                                                 5
--------------------------------------------------------------------------------
  The Contract At A Glance                                              6
--------------------------------------------------------------------------------
  How the Contract Works                                                9
--------------------------------------------------------------------------------
  Expense Table                                                         10
--------------------------------------------------------------------------------
  Financial Information                                                 14
--------------------------------------------------------------------------------
CONTRACT FEATURES
--------------------------------------------------------------------------------
  The Contract                                                          14
--------------------------------------------------------------------------------
  Purchases                                                             16
--------------------------------------------------------------------------------
  Contract Value                                                        17
--------------------------------------------------------------------------------
  INVESTMENT ALTERNATIVES
--------------------------------------------------------------------------------
     The Variable Sub-Accounts                                          18
--------------------------------------------------------------------------------
     The Fixed Account Options                                          21
--------------------------------------------------------------------------------
     Transfers                                                          24
--------------------------------------------------------------------------------
  Expenses                                                              27
--------------------------------------------------------------------------------
  Access To Your Money                                                  30
--------------------------------------------------------------------------------
  Income Payments                                                       31
--------------------------------------------------------------------------------
  Death Benefits                                                        33
--------------------------------------------------------------------------------



                                                                       PAGE

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------
  More Information                                                      38
--------------------------------------------------------------------------------
  Glenbrook                                                             38
--------------------------------------------------------------------------------
  The Variable Account                                                  39
--------------------------------------------------------------------------------
  The Portfolios                                                        39
--------------------------------------------------------------------------------
  The Contract                                                          40
--------------------------------------------------------------------------------
  Qualified Plans                                                       40
--------------------------------------------------------------------------------
  Legal Matters                                                         40
--------------------------------------------------------------------------------
  Taxes                                                                 41
--------------------------------------------------------------------------------
     Taxation of Annuities in General                                   41
--------------------------------------------------------------------------------
     Income Tax Withholding                                             43
--------------------------------------------------------------------------------
     Tax Qualified Contracts                                            43
--------------------------------------------------------------------------------
  Annual Reports and Other Documents                                    47
--------------------------------------------------------------------------------
  Performance Information                                               47
--------------------------------------------------------------------------------
APPENDIX A - ACCUMULATION UNIT VALUES                                   48
--------------------------------------------------------------------------------
APPENDIX B - MARKET VALUE ADJUSTMENT EXAMPLES                           109
--------------------------------------------------------------------------------
APPENDIX C - CALCULATION OF ENHANCED EARNINGS DEATH BENEFIT AMOUNT      113
--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS                   115
--------------------------------------------------------------------------------



                                       3 PROSPECTUS

IMPORTANT TERMS
--------------------------------------------------------------------------------

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.


                                                                       PAGE

--------------------------------------------------------------------------------
ACCUMULATION PHASE                                                      9
--------------------------------------------------------------------------------
ACCUMULATION UNIT                                                       14
--------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE                                                 14
--------------------------------------------------------------------------------
ANNIVERSARY VALUES                                                      34
--------------------------------------------------------------------------------
ANNUITANT                                                               14
--------------------------------------------------------------------------------
AUTOMATIC ADDITIONS PLAN                                                16
--------------------------------------------------------------------------------
AUTOMATIC PORTFOLIO REBALANCING PROGRAM                                 25
--------------------------------------------------------------------------------
BENEFICIARY                                                             15
--------------------------------------------------------------------------------
CANCELLATION PERIOD                                                     6
--------------------------------------------------------------------------------
CONTINGENT BENEFICIARY                                                  15
--------------------------------------------------------------------------------
CONTRACT*                                                               14
--------------------------------------------------------------------------------
CONTRACT ANNIVERSARY                                                    7
--------------------------------------------------------------------------------
CONTRACT OWNER ("YOU")                                                  14
--------------------------------------------------------------------------------
CONTRACT VALUE                                                          17
--------------------------------------------------------------------------------
CONTRACT YEAR                                                           8
--------------------------------------------------------------------------------
CREDIT ENHANCEMENT                                                      16
--------------------------------------------------------------------------------
DEATH BENEFIT ANNIVERSARY                                               34
--------------------------------------------------------------------------------
DEATH BENEFIT EARNINGS                                                  35
--------------------------------------------------------------------------------
DOLLAR COST AVERAGING PROGRAM                                           25
--------------------------------------------------------------------------------
DUE PROOF OF DEATH                                                      33
--------------------------------------------------------------------------------
ENHANCED EARNINGS DEATH BENEFIT RIDER                                   35
--------------------------------------------------------------------------------
ENHANCED DEATH BENEFIT RIDER                                            34
--------------------------------------------------------------------------------
EXCESS-OF-EARNINGS WITHDRAWAL                                           36
--------------------------------------------------------------------------------
FIXED ACCOUNT OPTIONS                                                   21
--------------------------------------------------------------------------------
FREE WITHDRAWAL AMOUNT                                                  28
--------------------------------------------------------------------------------
FUNDS                                                                   1
--------------------------------------------------------------------------------



                                                                       PAGE

--------------------------------------------------------------------------------
GLENBROOK ("WE" OR "US")                                                1
--------------------------------------------------------------------------------
GUARANTEE PERIODS                                                       22
--------------------------------------------------------------------------------
GUARANTEED INCOME BENEFIT                                               33
--------------------------------------------------------------------------------
GUARANTEED MATURITY FIXED ACCOUNT                                       22
--------------------------------------------------------------------------------
INCOME BASE                                                             33
--------------------------------------------------------------------------------
INCOME BENEFIT RIDER                                                    32
--------------------------------------------------------------------------------
INCOME PLAN                                                             31
--------------------------------------------------------------------------------
IN-FORCE EARNINGS                                                       36
--------------------------------------------------------------------------------
IN-FORCE PREMIUM                                                        36
--------------------------------------------------------------------------------
INVESTMENT ALTERNATIVES                                                 18
--------------------------------------------------------------------------------
ISSUE DATE                                                              9
--------------------------------------------------------------------------------
MARKET VALUE ADJUSTMENT                                                 24
--------------------------------------------------------------------------------
PAYOUT PHASE                                                            9
--------------------------------------------------------------------------------
PAYOUT START DATE                                                       31
--------------------------------------------------------------------------------
PORTFOLIOS                                                              39
--------------------------------------------------------------------------------
PRIMARY BENEFICIARY                                                     15
--------------------------------------------------------------------------------
QUALIFIED CONTRACTS                                                     6
--------------------------------------------------------------------------------
RIDER APPLICATION DATE                                                  7
--------------------------------------------------------------------------------
RIDER DATE                                                              32
--------------------------------------------------------------------------------
SEC                                                                     1
--------------------------------------------------------------------------------
SETTLEMENT VALUE                                                        33
--------------------------------------------------------------------------------
SYSTEMATIC WITHDRAWAL PROGRAM                                           30
--------------------------------------------------------------------------------
VALUATION DATE                                                          16
--------------------------------------------------------------------------------
VARIABLE ACCOUNT                                                        39
--------------------------------------------------------------------------------
VARIABLE SUB-ACCOUNT                                                    1
--------------------------------------------------------------------------------


*In certain states the Contract is available only as a group Contract. If you purchase a group Contract, we will issue you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates, unless the context requires otherwise. References to "Contract" also include all three Contracts listed on the cover page of this prospectus, unless otherwise noted. However, we administer each Contract separately.

                                  4 PROSPECTUS

OVERVIEW OF CONTRACTS
--------------------------------------------------------------------------------

The Contracts offer many of the same basic features and benefits. They differ primarily with respect to the charges imposed, as follows:

.. The ALLSTATE PROVIDER ADVANTAGE CONTRACT has a mortality and expense risk charge of 1.45%, and no withdrawal charge.

.. The ALLSTATE PROVIDER ULTRA CONTRACT has a mortality and expense risk charge of 1.25%, and a withdrawal charge of up to 7% with a 7 year withdrawal charge period (and an annual Free Withdrawal Amount).

.. The ALLSTATE PROVIDER EXTRA CONTRACT offers a 4% Credit Enhancement on purchase payments, and has a mortality and expense risk charge of 1.40% and a withdrawal charge of up to 8% with an 8 year withdrawal charge period (and an annual Free Withdrawal Amount).

Other differences among the Contracts relate to the transfer fees and the maximum age of the Contract owners and Annuitants on the application date, the effect of changing Annuitants under the Income Benefit Rider, the spousal continuation provisions of the Enhanced Death Benefit and Enhanced Earnings Death Benefit Riders, and the calculation of the Enhanced Earnings Death Benefit.


                                  5 PROSPECTUS

THE CONTRACT AT A GLANCE
--------------------------------------------------------------------------------

The following is a snapshot of the Contract. Please read the remainder of this prospectus for more information.


FLEXIBLE PAYMENTS               You can purchase a Contract with as little as $5,000
                                ($2,000 for "QUALIFIED CONTRACTS", which are Contracts
                                issued within QUALIFIED PLANS). You can add to your
                                Contract as often and as much as you like, but each
                                payment must be at least $50.

                                For ALLSTATE PROVIDER EXTRA CONTRACTS each time you
                                    ---------------------------------
                                make a purchase payment, we will add to your Contract
                                Value a Credit Enhancement equal to 4% of that purchase
                                payment
---------------------------------------------------------------------------------------
RIGHT TO CANCEL                 You may cancel your Contract within 20 days of receipt
                                or any longer period as your state may require
                                ("CANCELLATION PERIOD"). Upon cancellation, we will
                                return your purchase payments adjusted, to the extent
                                federal or state law permits, to reflect the investment
                                experience of any amounts allocated to the Variable
                                Account, including the deduction of mortality and
                                expense risk charges and administrative expense
                                charges.

                                Allstate Provider Extra Contracts
                                ---------------------------------

                                If you exercise your Right to Cancel the Contract, the
                                amount we refund to you will not include any Credit
                                Enhancement.  See "Right to Cancel" for details.
---------------------------------------------------------------------------------------

EXPENSES                         You will bear the following expenses:


                                Allstate Provider Advantage Contracts
                                -------------------------------------

                                .Total Variable Account annual fees equal to 1.55% of
                                  average daily net assets (1.80% if you select the
                                  ENHANCED DEATH BENEFIT RIDER or the INCOME BENEFIT
                                  RIDER; and 2.05% if you select both the Enhanced
                                  Death Benefit and the Income Benefit Riders).

                                . no withdrawal charges

                                .transfer fee of $10 after the 12th transfer in any
                                  Contract Year (fee currently waived).

                                Allstate Provider Ultra Contracts
                                ---------------------------------

                                .Total Variable Account annual fees equal to 1.35% of
                                  average daily net assets (1.60% if you select the
                                  Enhanced Death Benefits Rider or the Income Benefit
                                  Rider; and 1.85% if you select both the Enhanced
                                  Death Benefit and the Income Benefit Riders).

                                .Withdrawal charges ranging from 0% to 7% of purchase
                                  payments withdrawn (with certain exceptions).

                                .transfer fee of $10 after the 12th transfer in any
                                  Contract Year (fee currently waived).
--------------------------------------------------------------------------------------
                                  6 PROSPECTUS

---------------------------------------------------------------------------------------

                                Allstate Provider Extra Contracts
                                ---------------------------------

                                .Total Variable Account annual fees equal to 1.50% of
                                  average daily net assets (1.75% if you select the
                                  Enhanced Death Benefit Rider or the Income Benefit
                                  Rider; and 2.00% if you select both the Enhanced
                                  Death Benefit and the Income Benefit Riders).

                                .Withdrawal charges ranging from 0% to 8% of purchase
                                  payments withdrawn (with certain exceptions).

                                . Transfer fee of up to 0.50% of the amount transferred
                                  after the 12th transfer in any Contract Year (subject
                                  to a minimum charge of $10.00 per transfer).  This
                                  fee is currently waived.

                                All Contracts
                                -------------

                                . If you select the ENHANCED EARNINGS DEATH BENEFIT
                                  RIDER, you would pay an additional annual fee of up
                                  to 0.35% (depending on the oldest Contract owner's
                                  age as of the date we receive the completed
                                  application or a written request to add the Rider,
                                  whichever is later) ("RIDER APPLICATION DATE") of the
                                  CONTRACT VALUE on each Contract anniversary
                                  ("CONTRACT ANNIVERSARY"). For more information about
                                  Variable Account expenses, see "EXPENSES" below.

                                .Annual contract maintenance charge of $35 (with
                                  certain exceptions)

                                . State premium tax (if your state imposes one).

                                In addition, each Portfolio pays expenses that you will
                                bear indirectly if you invest in a Variable
                                Sub-Account.
---------------------------------------------------------------------------------------
INVESTMENT ALTERNATIVES         The Contract offers 51 investment alternatives
                                including:

                                .3 Fixed Account Options (which credit interest at
                                  rates we guarantee)

                                .48 Variable Sub-Accounts investing in Portfolios
                                  offering professional money management by these investment advisers:

                                . A I M Advisors, Inc.

                                . The Dreyfus Corporation

                                . Fidelity Management & Research Company

                                . Franklin Advisers, Inc.

                                . Franklin Mutual Advisers, LLC

                                . Goldman Sachs Asset Management

                                . LSA Asset Management, LLC

                                . MFS Investment Management/(R)/

                                . OppenheimerFunds, Inc.

                                . Putnam Investment Management, Inc.

                                . Templeton Asset Management Ltd.

                                . Templeton Investment Counsel, LLC

                                . Van Kampen *

                                To find out current rates being paid on the Fixed
                                Account Options or how the Variable Sub-Accounts have
                                performed, call us at 1-800-755-5275.

                                *Morgan Stanley Investment Management Inc., the
                                investment adviser to the Van Kampen UIF Portfolios,
                                does business in certain instances as Van Kampen.
--------------------------------------------------------------------------------------
                                  7 PROSPECTUS

---------------------------------------------------------------------------------------
SPECIAL SERVICES                For your convenience, we offer these special services:

                                . AUTOMATIC PORTFOLIO REBALANCING PROGRAM

                                . AUTOMATIC ADDITIONS PROGRAM

                                . DOLLAR COST AVERAGING PROGRAM

                                . SYSTEMATIC WITHDRAWAL PROGRAM
---------------------------------------------------------------------------------------
INCOME PAYMENTS                  You can choose fixed income payments, variable income
                                payments, or a combination of the two. You can receive
                                your income payments in one of the following ways:

                                . life income with guaranteed payments

                                .a "joint and survivor" life income with guaranteed
                                  payments

                                .guaranteed payments for a specified period (5 to 30
                                  years)

                                We also offer an Income Benefit Rider.
---------------------------------------------------------------------------------------
DEATH BENEFIT                   If you or the ANNUITANT (if the Contract is owned by a
                                non-natural person) die before the PAYOUT START DATE,
                                we will pay the death benefit described in the
                                Contract.

                                We also offer an Enhanced Death Benefit Rider and an
                                Enhanced Earnings Death Benefit Rider.
---------------------------------------------------------------------------------------
TRANSFERS                       Before the Payout Start Date, you may transfer your
                                Contract Value among the investment alternatives, with
                                certain restrictions. We do not currently impose a fee
                                upon transfers. However, we reserve the right to charge
                                $10 per transfer (up to 0.50% of the amount transferred
                                per transaction for ALLSTATE PROVIDER EXTRA CONTRACTS)
                                after the 12th transfer in each "CONTRACT YEAR", which
                                we measure from the date we issue your Contract or a
                                Contract Anniversary.
---------------------------------------------------------------------------------------
WITHDRAWALS                     You may withdraw some or all of your Contract Value at
                                any time prior to the Payout Start Date. In general,
                                you must withdraw at least $50 at a time. Full or
                                partial withdrawals are available under limited
                                circumstances on or after the Payout Start Date.
                                Withdrawals taken prior to annuitization (referred to
                                in this prospectus as the Payout Phase) are generally
                                considered to come from the earnings in the Contract
                                first.  If the Contract is tax-qualified, generally all
                                withdrawals are treated as distributions of earnings.
                                Withdrawals of earnings are taxed as ordinary income
                                and, if taken prior to age 59 1/2, may be subject to an
                                additional 10% federal tax penalty. A withdrawal charge
                                (ALLSTATE PROVIDER ULTRA CONTRACTS and ALLSTATE
                                PROVIDER EXTRA CONTRACTS only) and a MARKET VALUE
                                ADJUSTMENT also may apply.

--------------------------------------------------------------------------------------
                                  8 PROSPECTUS

---------------------------------------------------------------------------------------

HOW THE CONTRACT WORKS
--------------------------------------------------------------------------------

The Contract basically works in two ways.

First, the Contract can help you (we assume you are the CONTRACT OWNER) save for retirement because you can invest in up to 51 investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or Fixed Account Options. If you invest in any of the three Fixed Account Options, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.

Second, the Contract can help you plan for retirement because you can use it to receive retirement income for life and/ or for a pre-set number of years, by selecting one of the income payment options (we call these "INCOME PLANS") described on page 31. You receive income payments during what we call the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select.
 During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.


Issue                                           Payout Start
Date            Accumulation Phase                  Date                 Payout Phase
------------------------------------------------------------------------------------------------------------>
You buy    You save for retirement              You elect to receive    You can receive    Or you can receive
a Contract                                      income payments or      income payments    income payments
                                                receive a lump sum      for a set period   for life
                                                payment

As the Contract Owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract Owner or, if none, the BENEFICIARY will exercise the rights and privileges provided by the Contract. See "The Contract." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract Owner, or if there is none, to your Beneficiary. See "Death Benefits."

Please call us at 1-800-755-5275 if you have any questions about how the Contract works.


                                  9 PROSPECTUS

EXPENSE TABLE
--------------------------------------------------------------------------------

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see "Expenses," on page 27. For more information about Portfolio expenses, please refer to the accompanying prospectuses for the Funds.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE (AS A PERCENTAGE OF PURCHASE PAYMENTS)

ALLSTATE PROVIDER ADVANTAGE CONTRACTS
                                                                                                   None
----------------------------------------------------------------------------------------
ALLSTATE PROVIDER ULTRA CONTRACTS
----------------------------------------------------------------------------------------
Number of complete
 years since we
 received the purchase
 payment being            0       1       2       3       4       5       6        7+
 withdrawn*
----------------------------------------------------------------------------------------
Applicable charge         7%      6%      6%      5%      5%      4%      3%       0%
----------------------------------------------------------------------------------------


ALLSTATE PROVIDER EXTRA
CONTRACTS
-------------------------------------------------------------------------------
Number of complete years since
 we received the purchase         0    1    2    3    4    5    6    7     8+
 payment being withdrawn*
-------------------------------------------------------------------------------
Applicable charge                 8%   8%   8%   7%   6%   5%   4%   3%    0%
-------------------------------------------------------------------------------

   Beginning on January 1, 2004, if you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower.

ANNUAL CONTRACT MAINTENANCE CHARGE                                    $35.00**
-------------------------------------------------------------------------------



TRANSFER FEE
Allstate Provider Advantage and Allstate        $10.00***
Provider Ultra Contracts                        up to .50% of the amount transferred,
Allstate Provider Extra Contracts               subject to a minimum fee of $10.00
                                                per transfer***

-------------------------------------------------------------------------------

* Each Contract Year, you may withdraw up to 15% of your aggregate purchase payments without incurring a withdrawal charge.

**We will waive this charge in certain cases. See "Expenses."

***Applies solely to the thirteenth and subsequent transfers within a Contract Year, excluding transfers due to dollar cost averaging and automatic portfolio rebalancing. We are currently waiving the transfer fee.

VARIABLE ACCOUNT ANNUAL EXPENSES

(as a percentage of average daily net asset value deducted from each Variable Sub-Account)

                                                 Allstate Provider       Allstate Provider    Allstate Provider
                                                 Advantage Contracts     Ultra  Contracts     Extra Contracts
-------------------------------------------------------------------------------------------------------
WITHOUT THE ENHANCED DEATH BENEFIT OR INCOME BENEFIT RIDERS
-------------------------------------------------------------------------------------------------------
 Mortality and Expense                                  1.45%               1.25%                1.40%
 Risk Charge
-------------------------------------------------------------------------------------------------------
 Administrative                                         0.10%               0.10%                0.10%
 Expense Charge
-------------------------------------------------------------------------------------------------------
 Total Variable
 Account Annual                                         1.55%               1.35%                1.50%
 Expenses
-------------------------------------------------------------------------------------------------------
WITH THE ENHANCED DEATH BENEFIT RIDER
-------------------------------------------------------------------------------------------------------
 Mortality and Expense                                  1.70%               1.50%                1.65%
 Risk Charge
-------------------------------------------------------------------------------------------------------
 Administrative                                         0.10%               0.10%                0.10%
 Expense Charge
-------------------------------------------------------------------------------------------------------
 Total Variable
 Account Annual                                         1.80%               1.60%                1.75%
 Expenses
-------------------------------------------------------------------------------------------------------
WITH THE INCOME BENEFIT RIDER
-------------------------------------------------------------------------------------------------------
 Mortality and Expense                                  1.70%               1.50%                1.65%
 Risk Charge
-------------------------------------------------------------------------------------------------------
 Administrative                                         0.10%               0.10%                0.10%
 Expense Charge
-------------------------------------------------------------------------------------------------------
 Total Variable
 Account Annual                                         1.80%               1.60%                1.75%
 Expenses
-------------------------------------------------------------------------------------------------------
WITH THE INCOME BENEFIT AND ENHANCED DEATH BENEFIT RIDERS
-------------------------------------------------------------------------------------------------------
 Mortality and Expense                                  1.95%               1.75%                1.90%
 Risk Charge
-------------------------------------------------------------------------------------------------------
 Administrative                                         0.10%               0.10%                0.10%
 Expense Charge
-------------------------------------------------------------------------------------------------------
 Total Variable
 Account Annual                                         2.05%               1.85%                2.00%
 Expenses
-------------------------------------------------------------------------------------------------------


                                  10 PROSPECTUS

If you elect the Enhanced Earnings Death Benefit Rider, we will deduct an annual charge of up to 0.35% of your Contract Value on each Contract Anniversary during the Accumulation Phase. The charge is based on the oldest Contract owner's age as of the Rider Application Date, as follows:

Age                                                             Annual Charge
-------------------------------------------------------------------------------
0-55                                                                 0.10%
-------------------------------------------------------------------------------
56-65                                                                0.20%
-------------------------------------------------------------------------------
66-75                                                                0.35%
-------------------------------------------------------------------------------


We will deduct this charge from your Contract Value in the Variable Account on a pro rata basis. If the Contract Value in the Variable Account is not sufficient to cover the charge, we will deduct the remaining charge from the fixed Guaranteed Periods, beginning with the oldest fixed Guaranteed Period (see "EXPENSES" on page 27 for additional information). Fixed Guarantee Periods may not be available in all states.

ANNUAL PORTFOLIO EXPENSES

The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. These are expenses that are deducted from Portfolio assets, and may include management fees, distribution and/or services (12b-1) fees, and other expenses. Advisers and/or other service providers of certain Portfolios may have agreed to waive their fees and/or reimburse Portfolio expenses in order to keep the Portfolios' expenses below specified limits. In some cases these expense limitations are contractual. In other cases these expense limitations are voluntary and may be terminated at any time. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.

                           ANNUAL PORTFOLIO EXPENSES
----------------------------------------------------------------------------------
                                 Minimum                       Maximum
----------------------------------------------------------------------------------
Total Annual Portfolio              0.27%                         5.07%
Operating Expenses/1/
----------------------------------------------------------------------------------


(1) Expenses are shown as a percentage of Portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2002.

The following examples are intended to help you compare the cost of investing in the Contract with the cost of investing in the other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses, and Portfolio fees and expenses. In each case, the first line of the Example assumes that the maximum fees and expenses of any of the Portfolios are charged. The second line of the Example assumes that the minimum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below.


EXAMPLE 1 (ALLSTATE PROVIDER ADVANTAGE CONTRACTS)


The Example below shows the dollar amount of expenses that you would bear directly or indirectly if you:

.. invested $10,000 in the Contract for the time period indicated,

.. earned a 5% annual return on your investment,

.. elected the Enhanced Death Benefit and Income Benefit Riders, and

.. elected the Enhanced Earnings Death Benefit Rider (assuming Contract owner is age 66-75 on the Rider Application Date).


                                  11 PROSPECTUS

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.

                                  1 Year         3 Years           5 Years           10 Years
------------------------------------------------------------------------------------------------------
Costs Based on Maximum Annual     $801           $2,344           $3,810            $7,160
Portfolio Expenses
------------------------------------------------------------------------------------------------------
Costs Based on Minimum Annual     $309           $948             $1,613            $3,402
Portfolio Expenses
------------------------------------------------------------------------------------------------------


PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR RATE OF RETURN MAY BE HIGHER OR LOWER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES DO NOT ASSUME THAT ANY PORTFOLIO EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS ARE IN EFFECT FOR THE PERIODS PRESENTED. THE ABOVE EXAMPLES ASSUME THE ELECTION OF THE ENHANCED DEATH BENEFIT AND INCOME BENEFIT RIDERS WITH A TOTAL MORTALITY AND EXPENSE RISK CHARGE OF 1.95% FOR ALLSTATE PROVIDER ADVANTAGE CONTRACTS AND THE ENHANCED EARNINGS DEATH BENEFIT RIDER WITH AN ANNUAL FEE OF 0.35%. IF THOSE RIDERS WERE NOT ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER. THE EXAMPLES REFLECT THE DEDUCTION OF THE ANNUAL CONTRACT MAINTENANCE CHARGE OF $35.

EXAMPLE 2 (ALLSTATE PROVIDER EXTRA CONTRACTS)

The Example below shows the dollar amount of expenses that you would bear directly or indirectly if you:

.. invested $10,000 in the Contract for the time period indicated,

.. earned a 5% annual return on your investment,

.. surrendered your Contract, or began receiving income payments for a specified period of less than 120 months, at the end of each time period, and elected the Enhanced Death Benefit and Income Benefit Riders, and

.. elected the Enhanced Earnings Death Benefit Rider (assuming Contract owner is age 66-75 on the Rider Application Date).

The Example does not include any taxes or tax penalties you may be required to pay if you surrender your Contract.

                                  1 Year            3 Years           5 Years           10 Years
-------------------------------------------------------------------------------------------------------
Costs Based on Maximum Annual      $1,291            $2,714           $4,067            $7,039
Portfolio Expenses
-------------------------------------------------------------------------------------------------------
Costs Based on Minimum Annual       $799             $1,311           $1,851            $3,202
Portfolio Expenses
-------------------------------------------------------------------------------------------------------



EXAMPLE 3 (ALLSTATE PROVIDER EXTRA CONTRACTS)
This example uses the same assumptions as Example 2 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of the time period.

                       1 Year            3 Years           5 Years           10 Years
------------------------------------------------------------------------------------
Costs Based on
Maximum Annual
Portfolio                $781            $2,289            $3,727            $7,039
Expenses
------------------------------------------------------------------------------------
Costs Based on
Minimum Annual
Portfolio                $289           $886               $1,511            $3,202
Expenses
------------------------------------------------------------------------------------




                                       12 PROSPECTUS

PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR RATE OF RETURN MAY BE HIGHER OR LOWER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES DO NOT ASSUME THAT ANY PORTFOLIO EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS ARE IN EFFECT FOR THE PERIODS PRESENTED. THE ABOVE EXAMPLES ASSUME THE ELECTION OF THE ENHANCED DEATH BENEFIT AND INCOME BENEFIT RIDERS WITH A TOTAL MORTALITY AND EXPENSE RISK CHARGE OF 1.90% FOR ALLSTATE PROVIDER EXTRA CONTRACTS AND THE ENHANCED EARNINGS DEATH BENEFIT RIDER WITH AN ANNUAL FEE OF 0.35%. IF THOSE RIDERS WERE NOT ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER. THE EXAMPLES REFLECT THE DEDUCTION OF THE ANNUAL CONTRACT MAINTENANCE CHARGE OF $35.

EXAMPLE 4 (ALLSTATE PROVIDER ULTRA CONTRACTS)

The Example below shows the dollar amount of expenses that you would bear directly or indirectly if you:

.. invested $10,000 in the Contract for the time period indicated,

.. earned a 5% annual return on your investment,

.. surrendered your Contract, or you began receiving income payments for a specified period of less tan 120 months, at the end of each time period,

.. elected the Enhanced Death Benefit and Income Benefit Riders, and

.. elected the Enhanced Earnings Death Benefit Rider (assuming Contract owner is age 66-75 on the Rider Application Date).

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.

                                     1 Year            3 Years           5 Years           10 Years
-------------------------------------------------------------------------------------------------------
Costs Based on Maximum Annual        $1,505             $3,010           $4,353            $7,392
Portfolio Expenses
-------------------------------------------------------------------------------------------------------
Costs Based on Minimum Annual        $994               $1,556           $2,061            $3,458
Portfolio Expenses
-------------------------------------------------------------------------------------------------------



EXAMPLE 5 (ALLSTATE PROVIDER ULTRA CONTRACTS)
This example uses the same assumptions as Example 4 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of the time period.

                       1 Year            3 Years           5 Years           10 Years
------------------------------------------------------------------------------------
Costs Based on
Maximum Annual
Portfolio               $825             $2,415            $3,928            $7,392
Expenses
------------------------------------------------------------------------------------
Costs Based on
Minimum Annual
Portfolio               $314            $961               $1,636            $3,458
Expenses
------------------------------------------------------------------------------------


PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR RATE OF RETURN MAY BE HIGHER OR LOWER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES DO NOT ASSUME THAT ANY PORTFOLIO EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS ARE IN EFFECT FOR THE PERIODS PRESENTED. THE ABOVE EXAMPLES ASSUME THE ELECTION OF THE ENHANCED DEATH BENEFIT AND INCOME BENEFIT RIDERS WITH A TOTAL MORTALITY AND EXPENSE RISK CHARGE OF 1.75% FOR ALLSTATE PROVIDER ULTRA CONTRACTS AND THE ENHANCED EARNINGS DEATH BENEFIT RIDER WITH AN ANNUAL FEE OF 0.35%. IF THOSE RIDERS WERE NOT ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER. THE EXAMPLES REFLECT THE DEDUCTION OF THE ANNUAL CONTRACT MAINTENANCE CHARGE OF $35.


                                  13 PROSPECTUS

FINANCIAL INFORMATION
--------------------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "ACCUMULATION UNIT". Each Variable Sub-Account has a separate value for its Accumulation Units which we call "ACCUMULATION UNIT VALUE." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

Attached as Appendix A to this prospectus are tables showing the Accumulation Unit Values of each Variable Sub-Account since the date we first offered the Contracts.

To obtain a fuller picture of each Variable Sub-Account's finances, please refer to the Variable Account's financial statements contained in the Statement of Additional Information. The financial statements of Glenbrook also appear in the Statement of Additional Information.


THE CONTRACT
--------------------------------------------------------------------------------

CONTRACT OWNER

Each Contract is an agreement between you, the Contract Owner, and Glenbrook, a life insurance company. As the Contract Owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

.. the investment alternatives during the Accumulation and Payout Phases,

.. the amount and timing of your purchase payments and withdrawals,

.. the programs you want to use to invest or withdraw money,

.. the income payment plan you want to use to receive retirement income,

.. the Annuitant (either yourself or someone else) on whose life the income payments will be based,

.. the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract Owner dies, and

.. any other rights that the Contract provides.

If you die, any surviving Contract Owner, or, if none, the Beneficiary may exercise the rights and privileges provided to them by the Contract.

The Contract cannot be jointly owned by both a non-natural person and a natural person. If the Contract Owner is a grantor trust, the Contract Owner will be considered a non-living person for purposes of this section and the Death Benefits section.The maximum age of any Contract owner on the date we receive the completed application for each Contract is as follows:

.. 90 - Allstate Provider Advantage

.. 90 - Allstate Provider Ultra

.. 80 - Allstate Provider Extra

You may change the Contract owner at any time. We will provide a change of ownership form to be signed by you and filed with us. After we accept the form, the change of ownership will be effective as of the date you signed the form. Until we receive your written notice to change the Contract owner, we are entitled to rely on the most recent ownership information in our files. We will not be liable as to any payment or settlement made prior to receiving the written notice. Accordingly, if you wish to change the Contract owner, you should deliver your written notice to us promptly. Each change is subject to any payment made by us or any other action we take before we accept the change.

Changing ownership of this contract may cause adverse tax consequences and may not be allowed under qualified plans. Please consult with a competent tax advisor prior to making a request for a change of Contract Owner.

The Contract also may be purchased as part of a qualified plan. A qualified plan is a personal retirement savings plan, such as an IRA or tax-sheltered annuity, that meets the requirements of the Internal Revenue Code. Qualified plans may limit or modify your rights and privileges under the Contract. We use the term "Qualified Contract" to refer to a Contract issued within a qualified plan. See "Qualified Plans" on page 40.

ANNUITANT

The Annuitant is the individual whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). You initially designate an Annuitant in your application. You may change the Annuitant at any time prior to the Payout Start Date (only if the Contract owner is a natural person). Once we accept a change, it takes effect as of the date you signed the request. Each change is subject to any payment we make or other action we take before we accept it.

You may designate a joint Annuitant, who is a second person on whose life income payments depend. We permit you to name a joint annuitant when you elect an Income Plan. If the Annuitant dies prior to the Payout Start Date, the new Annuitant will be:

                                 14 PROSPECTUS

   (i) the youngest Contract owner; otherwise,

   (ii) the youngest Beneficiary.

The maximum age of any Annuitant on the date we receive the completed application for each Contract is as follows:

.. 90 - Allstate Provider Advantage

.. 90 - Allstate Provider Ultra

.. 80 - Allstate Provider Extra

BENEFICIARY

You may name one or more primary and contingent Beneficiaries when you apply for a Contract. The primary Beneficiary is the person who may elect to receive the death benefit or become the new Contract Owner pursuant to the Contract if the sole surviving Contract Owner dies before the Payout Start Date. If the sole surviving Contract owner dies after the Payout Start Date, the primary Beneficiary will receive any guaranteed income payments scheduled to continue.

A contingent Beneficiary is the person selected by the Contract Owner who will exercise the rights of the primary Beneficiary if all named primary Beneficiaries die before the death of the sole surviving Contract Owner.

You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we receive your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each beneficiary change is subject to any payment made by us or any other action we take before we accept the change.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving primary or contingent Beneficiaries the new Beneficiary will be:

.. your spouse or, if he or she is no longer alive,

.. your surviving children equally, or if you have no surviving children,

.. your estate.

If one or more Beneficiaries survive you, we will divide the death benefit among the surviving Beneficiaries according to your most recent written instructions. If you have not given us written instructions, we will pay the death benefit in equal amounts to the surviving Beneficiaries.

If there is more than one Beneficiary in a class and one of the Beneficiaries predeceases the Owner, the remaining Beneficiaries in that class will divide the deceased Beneficiary share in proportion to the original share of the remaining Beneficiaries.

If there is more than one Beneficiary taking shares of the death proceeds, each Beneficiary will be treated as a separate and independent owner of his or her respective share of the death proceeds. Each Beneficiary will exercise all rights related to his or her share of the death proceeds, including the sole right to select a payout option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the payout option chosen by the original Beneficiary. If there is more than one Beneficiary and one of the Beneficiaries is a corporation or other type of non-natural person, all Beneficiaries will be considered to be non-natural persons for the above purposes.

MODIFICATION OF THE CONTRACT

Only a Glenbrook officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents have the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.

ASSIGNMENT

No owner has a right to assign any interest in a Contract as collateral or security for a loan. However, you may assign periodic income payments under the Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are payable to the Beneficiary. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT AN ATTORNEY BEFORE TRYING TO ASSIGN YOUR CONTRACT.




                                  15 PROSPECTUS

PURCHASES
--------------------------------------------------------------------------------

MINIMUM PURCHASE PAYMENTS

Your initial purchase payment must be at least $5,000 ($2,000 for a Qualified Contract). All subsequent purchase payments must be $50 or more. You may make purchase payments at any time prior to the Payout Start Date. We reserve the right to limit the maximum amount of purchase payments we will accept. The most we will accept without our prior approval is $1,000,000. We reserve the right to limit the availability of investment alternatives. We also reserve the right to reject any application.

AUTOMATIC ADDITIONS PROGRAM

You may make subsequent purchase payments by automatically transferring money from your bank account. Consult your representative for more detailed information.

ALLOCATION OF PURCHASE PAYMENTS

At the time you apply for a Contract, you must decide how to allocate your purchase payments among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by notifying us in writing.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit the initial purchase payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our home office. If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial purchase payment to your Contract within that 5 business day period. If you do not, we will return your purchase payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our home office.

We are open for business each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "VALUATION DATES." Our business day closes when the New York Stock Exchange closes, usually 4 p.m. Eastern Time (3 p.m. Central Time). If we receive your purchase payment after 3 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.

CREDIT ENHANCEMENT (ALLSTATE PROVIDER EXTRA CONTRACTS only)

Each time you make a purchase payment, we will add to your Contract Value a Credit Enhancement equal to 4% of the purchase payment.

We will allocate any Credit Enhancements to the investment alternatives according to the allocation instructions you have on file with us at the time we receive your purchase payment. We will allocate each Credit Enhancement among the investment alternatives in the same proportions as the corresponding purchase payment (except that any portion of the Credit Enhancement corresponding to the value in any Fixed Account Option will instead be allocated to the Money Market Variable Sub-account). Thereafter you may instruct us to allocate these funds to any investment alternative you choose.

Credit Enhancements are treated as "earnings" for purposes of determining withdrawal charges and free withdrawal amounts on surrenders and partial withdrawals. Similarly, we do not consider Credit Enhancements to be investments in the Contract for income tax purposes.

We use a portion of the withdrawal charge and mortality and expense risk charge to help recover the cost of providing the Credit Enhancement under the Contract. See "Expenses." Under certain circumstances (such as a period of poor market performance) the cost associated with the Credit Enhancement may exceed the sum of the Credit Enhancement and any related earnings. You should consider this possibility before purchasing the Contract.

RIGHT TO CANCEL

You may cancel the Contract by returning it to us within the Cancellation Period, which is the 20 day period after you receive the Contract, or a longer period should your state require it. You may return it by delivering it or mailing it to us.

If you exercise this "RIGHT TO CANCEL," the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account. We also will return your purchase payments allocated to the Variable Account adjusted, to the extent federal or state law permits, to reflect investment gain or loss including the deduction of mortality and expense risk charges and administrative expense charges that occurred from the date of allocation through the date of cancellation. Some states may require us to return a greater amount to you. If this Contract is qualified under Section 408 of the


                                       16 PROSPECTUS

Internal Revenue Code, we will refund the greater of any purchase payments or the Contract Value.

For ALLSTATE PROVIDER EXTRA CONTRACTS, the amount we return to you upon exercise of this Right to Cancel will not include any Credit Enhancement or the amount of charges deducted prior to cancellation but will reflect, except in states where we are required to return the amount of your purchase payments, any investment gain or loss associated with your Variable Account purchase payments and with the Credit Enhancement.

In states where we are required to refund purchase payments, we reserve the right during the Cancellation Period to invest any purchase payments you allocated to a Variable Sub-Account to the Money Market Variable Sub-Account available under the Contract. We will notify you if we do so. At the end of the Cancellation Period, we will allocate the amount in the Money Market Variable Sub-Account to the Variable Sub-Account as you originally designated.


CONTRACT VALUE
--------------------------------------------------------------------------------

On the Issue Date, the Contract Value is equal to:

.. your initial purchase payment for ALLSTATE PROVIDER ADVANTAGE CONTRACTS and ALLSTATE PROVIDER ULTRA CONTRACTS

.. your initial purchase payment plus the Credit Enhancement for ALLSTATE
  PROVIDER EXTRA CONTRACTS.

Your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your investment in the Fixed Account Options.

ACCUMULATION UNITS

To determine the number of Accumulation Units of each Variable Sub-Account to credit to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. For ALLSTATE PROVIDER EXTRA CONTRACTS, we would also credit an additional 40 Accumulation Units of that Variable Sub-Account to your Contract to reflect the 4% Credit Enhancement on your purchase payment.
 See "Credit Enhancement." Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.

ACCUMULATION UNIT VALUE

As a general matter, the Accumulation Unit Value for each Variable Sub-Account will rise or fall to reflect:

.. changes in the share price of the Portfolio in which the Variable Sub-Account invests, and

.. the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine contract maintenance charges, withdrawal charges (ALLSTATE PROVIDER ULTRA CONTRACTS and ALLSTATE PROVIDER EXTRA CONTRACTS only), Enhanced Earnings Death Benefit charges (if applicable) and transfer fees (currently waived) separately for each Contract. They do not affect Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we calculate Accumulation Unit Value, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account on each Valuation Date. We also determine a separate set of Accumulation Unit Values reflecting the cost of the Enhanced Death Benefit Rider, the Income Benefit Rider, and the Enhanced Death Benefit Rider with the Income Benefit Rider.

YOU SHOULD REFER TO THE PROSPECTUSES FOR THE FUNDS THAT ACCOMPANY THIS PROSPECTUS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH PORTFOLIO ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.

                                  17 PROSPECTUS

INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
--------------------------------------------------------------------------------

You may allocate your purchase payments to up to 48 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.

For more complete information about each Portfolio, including expenses and risks associated with the Portfolio, please refer to the accompanying prospectuses for the Funds. You should carefully review the Fund prospectuses before allocating amounts to the Variable Sub-Accounts.

PORTFOLIO               EACH PORTFOLIO SEEKS      ADVISOR
-------------------------------------------------------------------------------
 AIM VARIABLE INSURANCE FUNDS (SERIES I)*
-------------------------------------------------------------------------------
AIM V.I. Aggressive     Long-term growth of capital
 Growth Fund








----------------------------------------------------------------
AIM V.I. Balanced Fund  Achieve as high a total return as
                         possible, consistent with
                         preservation of capital
----------------------------------------------------------------A I M ADVISORS, INC.
AIM V.I. Capital         Growth of capital
 Appreciation Fund
----------------------------------------------------------------
AIM V.I. Core Equity    Growth of capital
 Fund
----------------------------------------------------------------
AIM V.I. Dent           Long-term growth of capital
 Demographic Trends
 Fund
----------------------------------------------------------------
AIM V.I. Diversified    A high level of current income
 Income Fund
----------------------------------------------------------------
AIM V.I. Growth Fund    Growth of capital

----------------------------------------------------------------
AIM V.I. International  Long-term growth of capital
 Growth Fund
----------------------------------------------------------------
 AIM V.I. Premier       Long-term growth of capital. Income
 Equity Fund              is  a  secondary objective
--------------------------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.; THE DREYFUS STOCK INDEX FUND, INC.; AND THE DREYFUS VARIABLE
INVESTMENT FUND (VIF) (COLLECTIVELY, THE DREYFUS FUNDS)
--------------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially    Capital growth and, secondarily,
 Responsible Growth      current income
 Fund, Inc.




----------------------------------------------------------------
Dreyfus Stock Index     To match the total return of the
 Fund, Inc.              Standard & Poor's 500 Composite Stock
                         Price Index
----------------------------------------------------------------
Dreyfus VIF Growth &    Long-term capital growth, current       THE DREYFUS CORPORATION
 Income Portfolio        income and growth of income,
                         consistent with reasonable investment  ----------------------------------------------------------
                         risk
----------------------------------------------------------------
Dreyfus VIF Money       A high level of current income as is
 Market Portfolio        consistent with the preservation of
                         capital and the maintenance of
                         liquidity
----------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset      To maximize total return by allocating
 Manager Growth(R)       assets among stocks, bonds,
 Portfolio-Service       short-term instruments and other
 Class 2                 investments


----------------------------------------------------------------
Fidelity VIP            Long-term capital appreciation
 Contrafund(R)
 Portfolio - Service
 Class 2
----------------------------------------------------------------
Fidelity VIP            Reasonable income
 Equity-Income
 Portfolio - Service
 Class 2
----------------------------------------------------------------FIDELITY MANAGEMENT & RESEARCH COMPANY
Fidelity VIP Growth     Capital appreciation
 Portfolio - Service                                            ----------------------------------------------------------
 Class 2
----------------------------------------------------------------
Fidelity VIP High       High level of current income while
 Income Portfolio -      also considering growth of capital
 Service Class 2
----------------------------------------------------------------
                                 18 PROSPECTUS

--------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
--------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap      Long-term capital growth                FRANKLIN ADVISERS, INC.
 Fund - Class 2
 (1)
--------------------------------------------------------------------------------------------------------------------------
Mutual Shares           Capital appreciation. Secondary goal     FRANKLIN MUTUAL ADVISERS, LLC
 Securities Fund -       is income
 Class 2
--------------------------------------------------------------------------------------------------------------------------
Templeton Developing    Long-term capital appreciation          TEMPLETON ASSET MANAGEMENT LTD.
  Markets Securities
 Fund - Class 2
--------------------------------------------------------------------------------------------------------------------------
Templeton Foreign       Long-term capital growth                TEMPLETON INVESTMENT COUNSEL, LLC
 Securities
Fund - Class 2
--------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST (VIT)
--------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT       Long term growth of capital             GOLDMAN   SACHS   ASSET
 CORE/SM/ Small Cap
 Equity Fund                                                    MANAGEMENT, L.P.

----------------------------------------------------------------
Goldman Sachs VIT       Long-term growth of capital and
 CORE/SM/ U.S. Equity    dividend income                        ----------------------------------------------------------
 Fund
----------------------------------------------------------------
LSA VARIABLE SERIES TRUST
--------------------------------------------------------------------------------------------------------------------------
LSA Diversified Mid     Seeks long-term growth of capital by    LSA ASSET MANAGEMENT LLC(3)
 Cap Equity Fund         investing in securities of companies
                         with medium market capitalizations.
--------------------------------------------------------------------------------------------------------------------------
LSA Equity Growth Fund  Seeks long-term capital appreciation
 (2)                    by investing primarily in growth       LSA ASSET MANAGEMENT LLC(4)
                         oriented equity securities of large
                         capitalization companies.
--------------------------------------------------------------------------------------------------------------------------
LSA Capital Growth      Seeks long-term growth of capital by    LSA ASSET MANAGEMENT LLC(5)
 Fund (2)               investing in a diversified portfolio
                         of equity securities.
--------------------------------------------------------------------------------------------------------------------------
MFS/(R)/VARIABLE INSURANCE TRUST-/SM/-
--------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth     Long-term growth of capital
 Series - Service
 Class
----------------------------------------------------------------
 MFS Investors Trust    Long-term growth of capital with a
 Series - Service         secondary objective to seek
 Class                   reasonable current income
----------------------------------------------------------------
MFS New Discovery       Capital appreciating
 Series - Service
 Class
----------------------------------------------------------------
MFS Research Series -   Long-term growth of capital and future  MFS INVESTMENT MANAGEMENT(R)
 Service Class
                         income
----------------------------------------------------------------
 MFS Utility Series -    Capital growth and current income
 Service Class
----------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Aggressive  Capital appreciation
 Growth Fund/VA
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital     Seeks capital appreciation by           OPPENHEIMER FUNDS, INC.
 Appreciation Fund/VA    investing in securities of
                         well-known, established companies.
----------------------------------------------------------------
Oppenheimer Global      Long-term capital appreciation
 Securities  Fund/VA
----------------------------------------------------------------
Oppenheimer Main        High total return, which includes
 Street Fund/VA          growth in the value of its shares as
 (6)                     well as current income, from equity
                         and  debt securities
----------------------------------------------------------------
Oppenheimer Strategic   High level of current income
 Bond Fund/VA
----------------------------------------------------------------
                                 19 PROSPECTUS

-------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST
----------------------------------------------------------------
Putnam VT Growth and    Seeks capital growth and current
 Income Fund - Class     income.
 IB
----------------------------------------------------------------
Putnam VT Growth        Seeks capital appreciation.
 Opportunities Fund -
 Class IB                                                       PUTNAM INVESTMENT MANAGEMENT, INC.
----------------------------------------------------------------
Putnam VT Health        Seeks capital appreciation.
 Sciences Fund - Class
 IB
----------------------------------------------------------------
Putnam VT               Seeks capital appreciation.
 International Equity
 Fund  -  Class IB
 (7)
--------------------------------------------------------------------------------------------------------------------------
Putnam VT New Value     Seeks long-term capital appreciation.
 Fund -  Class IB
----------------------------------------------------------------
Putnam VT Research      Seeks capital appreciation.
 Fund -  Class IB
----------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
--------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Core     Above-average total return over a
 Plus Fixed Income       market cycle of three to five years
 Portfolio - Class I
----------------------------------------------------------------
Van Kampen UIF Global   Long-term capital appreciation
 Value Equity
 Portfolio - Class I                                            VAN KAMPEN(9)
----------------------------------------------------------------
Van Kampen UIF U.S.     Above-average total return over a
 Mid Cap Core            market cycle of three to five years
 Portfolio - Class I
 (8)
----------------------------------------------------------------
Van Kampen UIF U.S.     Above-average current income and
 Real Estate Portfolio   long-term capital appreciation
 - Class I                                                      ----------------------------------------------------------
----------------------------------------------------------------
Van Kampen UIF Value    Above-average total return over a
 Portfolio - Class I     market cycle of three to five years
----------------------------------------------------------------

*A portfolio's investment objective may be changed by the Fund's Board of Trustees without shareholder approval.

(1) Effective May 1, 2003 the Franklin Technology Securities Fund merged into the Franklin Small Cap Fund. For administrative convenience, the corresponding Sub-Account Portfolios were combined.
(2) Effective May 1, 2003 the LSA Focused Equity Fund and the LSA Growth Equity Fund changed their names to LSA Equity Growth Fund and LSA Capital Growth Fund, respectively. We have made a corresponding change in the name of the Variable Sub-Accounts that invest in those Portfolios.
(3)  Sub-advised by Fidelity Management & Research Company.
(4)  Sub-advised by Van Kampen.
(5)  Sub-advised by Goldman Sachs Asset Management.
(6) Effective May 1, 2003, the Portfolio changed its name from the Oppenheimer Main Street Growth & Income Fund to the Oppenheimer Main Street Fund. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.
(7) Effective May 1, 2003, the Portfolio changed its name from the Putnam VT International Growth Fund to the Putnam VT International Equity Fund. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.
(8) Effective May 1, 2003, the Portfolio changed its name from the Van Kampen UIF Mid Cap Value Portfolio to the Van Kampen UIF U.S. Mid Cap Core Portfolio. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.
(9) Morgan Stanley Investment Management Inc., the investment adviser to the Van Kampen UIF Portfolios, does business in certain instances as Van Kampen.

VARIABLE INSURANCE PORTFOLIOS MAY NOT BE MANAGED BY THE SAME PORTFOLIO MANAGERS WHO MANAGE RETAIL MUTUAL FUNDS WITH SIMILAR NAMES. THESE PORTFOLIOS ARE LIKELY TO DIFFER FROM RETAIL MUTUAL FUNDS IN ASSETS, CASH FLOW, AND TAX MATTERS. ACCORDINGLY, THE HOLDINGS AND INVESTMENT RESULTS OF A PORTFOLIO CAN BE EXPECTED TO BE HIGHER OR LOWER THAN THE INVESTMENT RESULTS OF RETAIL MUTUAL FUNDS.

AMOUNTS YOU ALLOCATE TO VARIABLE SUB-ACCOUNTS MAY GROW IN VALUE, DECLINE IN
---------------------------------------------------------------------------
VALUE, OR GROW LESS THAN YOU EXPECT, DEPENDING ON THE INVESTMENT PERFORMANCE OF
-------------------------------------------------------------------------------
THE PORTFOLIOS IN WHICH THOSE VARIABLE SUB-ACCOUNTS INVEST.  YOU BEAR THE
-------------------------------------------------------------------------
INVESTMENT RISK THAT THE PORTFOLIOS MIGHT NOT MEET THEIR INVESTMENT OBJECTIVES.
-------------------------------------------------------------------------------
SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED OR
------------------------------------------------------------------------------
ENDORSED BY ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE
-------------------------------------------------------------------------
CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.
------------------------------------------------------------


                                  20 PROSPECTUS

INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT OPTIONS
--------------------------------------------------------------------------------

You may allocate all or a portion of your purchase payments (and Credit Enhancements for ALLSTATE PROVIDER EXTRA CONTRACTS) to the Fixed Account. You may choose from among 3 Fixed Account Options, including 2 Dollar Cost Averaging options and the option to invest in one or more Guarantee Periods included in the Guaranteed Maturity Fixed Account. We may offer additional Fixed Account options in the future. We will credit a minimum annual interest rate of 3% to money you allocate to any of the Dollar Cost Averaging Fixed Account Options. The Fixed Account Options may not be available in all states. Please consult with your representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general account assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to a Fixed Account Option does not entitle you to share in the investment experience of the Fixed Account.

DOLLAR COST AVERAGING FIXED ACCOUNT OPTIONS

SHORT TERM DOLLAR COST AVERAGING FIXED ACCOUNT OPTION. You may establish a Short Term Dollar Cost Averaging Program by allocating purchase payments to the SHORT TERM DOLLAR COST AVERAGING FIXED ACCOUNT OPTION ("SHORT TERM DCA FIXED ACCOUNT OPTION"). We will credit interest to purchase payments (and Credit Enhancements for ALLSTATE PROVIDER EXTRA CONTRACTS) you allocate to this Option for up to six months at the current rate in effect at the time of allocation. We will credit interest daily at a rate that will compound at the annual interest rate we guaranteed at the time of allocation.

We will follow your instructions in transferring amounts monthly from the Short Term DCA Fixed Account Option. However, you may not choose less than 3 or more than 6 equal monthly installments. Further, you must transfer each purchase payment (and Credit Enhancement for ALLSTATE PROVIDER EXTRA CONTRACTS) and associated interest out of this Option by means of Dollar Cost Averaging within 6 months. If you discontinue the Dollar Cost Averaging Program before the end of the transfer period, we will transfer the remaining balance in this Option to the Money Market Variable Sub-Account unless you request a different investment alternative. No transfers are permitted into the Short Term DCA Fixed Account.

For each purchase payment (and Credit Enhancement for ALLSTATE PROVIDER EXTRA CONTRACTS) allocated to this Option, your first monthly transfer will occur at the end of the first month following such purchase payment. If we do not receive an allocation from you within one month of the date of payment, we will transfer each monthly installment to the money market Variable Sub-Account until we receive a different allocation instruction. Transferring Contract Value to the money market Variable Sub-Account in this manner may not be consistent with the theory of dollar cost averaging described on page 25.

EXTENDED SHORT TERM DOLLAR COST AVERAGING FIXED ACCOUNT OPTION. You may establish an Extended Short Term Dollar Cost Averaging Program by allocating purchase payments to the EXTENDED SHORT TERM DOLLAR COST AVERAGING FIXED ACCOUNT OPTION ("EXTENDED SHORT TERM DCA FIXED ACCOUNT OPTION"). We will credit interest to purchase payments (and Credit Enhancements for ALLSTATE PROVIDER EXTRA CONTRACTS) you allocate to this Option for up to twelve months at the current rate in effect at the time of allocation. We will credit interest daily at a rate that will compound at the annual interest rate we guaranteed at the time of allocation.

We will follow your instructions in transferring amounts monthly from the Extended Short Term DCA Fixed Account Option. However, you may not choose less than 7 or more than 12 equal monthly installments. Further, you must transfer each purchase payment (and Credit Enhancement for ALLSTATE PROVIDER EXTRA CONTRACTS) and associated interest out of this Option by means of dollar cost averaging within 12 months. If you discontinue the Dollar Cost Averaging Program before the end of the transfer period, we will transfer the remaining balance in this Option to the money market Variable Sub-Account unless you request a different investment alternative. No transfers are permitted into the Extended Short Term DCA Fixed Account.

For each purchase payment (and Credit Enhancement for ALLSTATE PROVIDER EXTRA CONTRACTS) allocated to this Option, your first monthly transfer will occur at the end of the first month following such purchase payment. If we do not receive an allocation from you within one month of the date of payment, we will transfer each monthly installment to the money market Variable Sub-Account until we receive a different allocation instruction. Transferring Account Value to the Money Market Variable Sub-Account in this manner may not be consistent with the theory of dollar cost averaging described on page 25.

At the end of the transfer period, any nominal amounts remaining in the Short Term Dollar Cost Averaging Fixed Account or the Extended Short Term Dollar Cost Averaging Fixed Account will be allocated to the Money Market Variable Sub-Account.

INVESTMENT RISK

We bear the investment risk for all amounts allocated to the Short Term DCA Fixed Account Option and the Extended Short Term DCA Fixed Account Option. That


                                  21 PROSPECTUS
is because we guarantee the current and renewal interest rates we credit to the amounts you allocate to either of these Options, which will never be less than the minimum guaranteed rate in the Contract. Currently, we determine, in our sole discretion, the amount of interest credited in excess of the guaranteed rate.

We may declare more than one interest rate for different monies based upon the date of allocation to the Short Term DCA Fixed Account Option and the Extended Short Term DCA Fixed Account Option. For current interest rate information, please contact your representative or our customer support unit at 1-800-755-5275.

GUARANTEE PERIODS

The Guaranteed Maturity Fixed Account is divided into Guarantee Periods. Each purchase payment (plus the appropriate portion of the Credit Enhancement for ALLSTATE PROVIDER EXTRA CONTRACTS) or transfer allocated to a Guarantee Period earns interest at a specified rate that we guarantee for a period of years. Guarantee Periods may range from 1 to 10 years. We are currently offering Guarantee Periods of 1, 3, 5, 7, and 10 years in length. In the future we may offer Guarantee Periods of different lengths or stop offering some Guarantee Periods.

You select the Guarantee Period for each payment or transfer. If you do not select a Guarantee Period, we will assign the same period(s) you selected for your most recent purchase payment.

Each purchase payment or transfer allocated to a Guarantee Period must be at least $50.

We reserve the right to limit the number of additional purchase payments that you may allocate to this Option.

INTEREST RATES. We will tell you what interest rates and Guarantee Periods we are offering at a particular time. We will not change the interest rate that we credit to a particular allocation until the end of the relevant Guarantee Period. We may declare different interest rates for Guarantee Periods of the same length that begin at different times.

We have no specific formula for determining the rate of interest that we will declare initially or in the future. We will set those interest rates based on investment returns available at the time of the determination. In addition, we may consider various other factors in determining interest rates including regulatory and tax requirements, our sales commission and administrative expenses, general economic trends, and competitive factors. WE DETERMINE THE INTEREST RATES TO BE DECLARED IN OUR SOLE DISCRETION. WE CAN NEITHER PREDICT NOR GUARANTEE WHAT THOSE RATES WILL BE IN THE FUTURE. For current interest rate information, please contact your representative or Glenbrook at 1-800-755-5275.

                                 22 PROSPECTUS

HOW WE CREDIT INTEREST. We will credit interest daily to each amount allocated to a Guarantee Period at a rate that compounds to the annual interest rate that we declared at the beginning of the applicable Guarantee Period. The following example illustrates how a purchase payment (and Credit Enhancement for ALLSTATE PROVIDER EXTRA CONTRACTS) allocated to a Guaranteed Period would grow, given an assumed Guarantee Period and annual interest rate:

Purchase Payment                                                   $10,000
(and Credit Enhancement for ALLSTATE PROVIDER EXTRA CONTRACTS)
-------------------------------------------------------------------------------
Guarantee Period                                                   5 years
-------------------------------------------------------------------------------
Annual Interest Rate                                                4.50%
-------------------------------------------------------------------------------



                          YEAR 1      YEAR 2      YEAR 3      YEAR 4       YEAR 5
                        ----------  ----------  ----------  ----------  ------------
Beginning Contract
 Value...............   $10,000.00
 x (1 + Annual
 Interest Rate)              1.045
----------------------------------
                        $10,450.00
Contract Value at end
 of Contract Year....               $10,450.00
 x (1 + Annual
 Interest Rate)                          1.045
                                    ----------
                                    $10,920.25
Contract Value at end
 of Contract Year....                           $10,920.25
 x (1 + Annual
 Interest Rate)                                      1.045
                                                ----------
                                                $11,411.66
Contract Value at end
 of Contract Year.....                                      $11,411.66
 x (1 + Annual
 Interest Rate)                                                  1.045
                                                            ----------
                                                            $11,925.19
Contract Value at end
 of Contract Year.....                                                   $11,925.19
 x (1 + Annual
 Interest Rate)                                                               1.045
                                                                        -----------
                                                                         $12,461.82

 TOTAL INTEREST CREDITED DURING GUARANTEE PERIOD = $2,461.82 ($12,461.82 - $10,000.00)

This example assumes no withdrawals during the entire 5 year Guarantee Period. If you were to make a withdrawal, you may be required to pay a withdrawal charge (ALLSTATE PROVIDER ULTRA CONTRACTS and ALLSTATE PROVIDER EXTRA CONTRACTS only), and the amount withdrawn may be increased or decreased by a Market Value Adjustment that reflects changes in interest rates since the time you invested the amount withdrawn. The hypothetical interest rate is for illustrative purposes only and is not intended to predict future interest rates to be declared under the Contract. Actual interest rates declared for any given Guarantee Period may be more or less than shown above.

RENEWALS. Prior to the end of each Guarantee Period, we will mail you a notice asking you what to do with your money, including the accrued interest. During the 30-day period after the end of the Guarantee Period, you may:

1) Take no action. We will automatically apply your money to a new Guarantee Period of the same length as the expiring Guarantee Period. The new Guarantee Period will begin on the day the previous Guarantee Period ends. The new interest rate will be our current declared rate for a Guarantee Period of that length; or

2) Instruct us to apply your money to one or more new Guarantee Periods of your choice. The new Guarantee Period(s) will begin on the day the previous Guarantee Period ends. The new interest rate will be our then current declared rate for those Guarantee Periods; or

3) Instruct us to transfer all or a portion of your money to one or more Variable Sub-Accounts of the Variable Account. We will effect the transfer on the day we receive your instructions. We will not adjust the amount transferred to include a Market Value Adjustment; or

4) Withdraw all or a portion of your money. A withdrawal charge may apply (for ALLSTATE PROVIDER ULTRA CONTRACTS and ALLSTATE PROVIDER EXTRA CONTRACTS only), but we will not adjust the amount withdrawn to include a Market Value Adjustment. You may also be required to pay premium taxes and income tax withholding, if applicable.

If you choose option 3 or 4 above, we will pay interest from the date the previous Guarantee Period expired until the date of the transfer or withdrawal as applicable. The interest rate will be the then current rate we are crediting for a Guarantee Period of the same length as the previous Guarantee Period.
 Amounts not withdrawn or transferred will be applied to a new Guarantee Period of the same length as the previous Guarantee Period. The new Guarantee Period will begin on the day the previous Guarantee Period ends.

MARKET VALUE ADJUSTMENT. All withdrawals and transfers from a Guarantee Period, other than those taken

                                 23 PROSPECTUS
during the 30 day period after such Guarantee Period expires, are subject to a Market Value Adjustment. A Market Value Adjustment also will apply when you apply amounts currently invested in a Guarantee Period to an Income Plan (unless paid or applied during the 30-day period after such Guarantee Period expires). A Market Value Adjustment may apply in the calculation of the Settlement Value described in the "Death Benefit Amount" section below. We will not apply a Market Value Adjustment to a withdrawal you make:

.. within the Free Withdrawal Amount as described below,

.. that qualify for one of the waivers as described on page 23-24,

.. to satisfy the IRS minimum distribution rules for the Contract, or

.. within one year after the date of the death of the Owner as the surviving spouse continuing the Contract (limit one withdrawal only).

We apply the Market Value Adjustment to reflect changes in interest rates from the time you first allocate money to a Guarantee Period to the time you remove it from that Guarantee Period. We calculate the Market Value Adjustment by comparing the TREASURY RATE for a period equal to the Guarantee Period at its inception to the Treasury Rate for a period equal to the Guarantee Period when you remove your money. "TREASURY RATE" means the U.S. Treasury Note Constant Maturity Yield as reported in Federal Reserve Bulletin Release H.15.

The Market Value Adjustment may be positive or negative, depending on changes in interest rates. As such, you bear the investment risk associated with changes in interest rates. If interest rates increase significantly, the Market Value Adjustment, any withdrawal charge (ALLSTATE PROVIDER ULTRA CONTRACTS and ALLSTATE PROVIDER EXTRA CONTRACTS only), and any premium taxes and income tax withholding (if applicable) could reduce the amount you receive upon full withdrawal from a Guaranteed Period to an amount that is less than the purchase payment applied to that period plus interest earned under the Contract.

During each Contract Year, you can withdraw up to 15% of the aggregate amount of your purchase payments without a Market Value Adjustment. Unused portions of this Free Withdrawal Amount are not carried forward to future Contract Years.

Generally, if the original Treasury Rate at the time you allocate money to a Guarantee Period is higher than the applicable current Treasury Rate for a period equal to the Guarantee Period, then the Market Value Adjustment will result in a higher amount payable to you, transferred or applied to an Income Plan. Conversely, if the Treasury Rate at the time you allocate money to a Guarantee Period is lower than the applicable Treasury Rate for a period equal to the Guarantee Period, then the Market Value Adjustment will result in a lower amount payable to you, transferred or applied to an Income Plan.

For example, assume that you purchase a Contract and you select an initial Guarantee Period of 5 years and the 5 year Treasury Rate for that duration is 4.50%. Assume that at the end of 3 years, you make a partial withdrawal. If, at that later time, the current 5 year Treasury Rate is 4.20%, then the Market Value Adjustment will be positive, which will result in an increase in the amount payable to you. Conversely, if the current 5 year Treasury Rate is 4.80%, then the Market Value Adjustment will be negative, which will result in a decrease in the amount payable to you.

The formula for calculating Market Value Adjustments is set forth in Appendix B to this prospectus, which also contains additional examples of the application of the Market Value Adjustment.

INVESTMENT ALTERNATIVES: TRANSFERS
--------------------------------------------------------------------------------

TRANSFERS DURING THE ACCUMULATION PHASE

During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. You may not transfer Contract Value to either the Short Term Dollar Cost Averaging Fixed Account or the Extended Short Term Dollar Cost Averaging Fixed Account Options. You may request transfers in writing on a form that we provided or by telephone according to the procedure described below. The minimum amount that you may transfer into a Guarantee Period is $50. We currently do not assess, but reserve the right to assess, a $10 charge (up to 0.50% of the amount transferred for ALLSTATE PROVIDER EXTRA CONTRACTS) on each transfer in excess of 12 per Contract Year. All transfers to or from more than one Portfolio on any given day counts as one transfer.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account for up to six months from the date we receive your request. If we decide to postpone transfers for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

                                 25 PROSPECTUS

If you transfer an amount from a Guarantee Period other than during the 30 day period after such Guarantee Period expires, we will increase or decrease the amount by a Market Value Adjustment.

We reserve the right to waive any transfer restrictions.

TRANSFERS DURING THE PAYOUT PHASE

During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. You may make up to 12 transfers per Contract Year. You may not convert any portion of your fixed income payments into variable income payments. After 6 months from the Payout Start Date, you may make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments.

TELEPHONE OR ELECTRONIC TRANSFERS

You may make transfers by telephone by calling 1-800-755-5275. The cut-off time for telephone transfer requests is 3:00 p.m. Central Time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange.

We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

  TRADING LIMITATIONS

We reserve the right to limit transfers among the investment alternatives in any Contract Year, or to refuse any transfer request, if:

.. we believe, in our sole discretion, that certain trading practices, such as excessive trading or market timing ("Prohibited Trading Practices"), by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract Owners; or

.. we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of Prohibited Trading Practices or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

We may apply the restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Contract Owners.

SHORT-TERM TRADES

All transfers involving the purchase or redemption of mutual fund shares by the Variable Account may be subject to restrictions or requirements imposed by the underlying Portfolios. Such restrictions or requirements may include the assessment of short-term trading fees in connection with transfers from a Variable Sub-Account that occur within a certain number of days following the date of allocation to the Variable Sub-Account, but will only apply to those Sub-Accounts corresponding to underlying Portfolios that explicitly require the assessment of such fees.

DOLLAR COST AVERAGING PROGRAM

Through our Dollar Cost Averaging Program, you may automatically transfer a fixed dollar amount every month from any Variable Sub-Account, the Short Term Dollar Cost Averaging Fixed Account, or the Extended Short Term Dollar Cost Averaging Fixed Account, to any of the other Variable Sub-Accounts. You may not use the Dollar Cost Averaging Program to transfer amounts to the Guarantee Periods. This program is available only during the Accumulation Phase.

We will not charge a transfer fee for transfers made under this Program, nor will such transfer count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for instructions on how to enroll.

AUTOMATIC PORTFOLIO REBALANCING PROGRAM

Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our "AUTOMATIC PORTFOLIO REBALANCING PROGRAM", we will automatically rebalance the Contract Value in each Variable Sub-Account and

                                 25 PROSPECTUS
return it to the desired percentage allocations. We will not include money you allocate to the Fixed Account Options in the Automatic Portfolio Rebalancing Program.

We will rebalance your account monthly, quarterly, semi-annually, or annually, depending on your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your request. We are not responsible for rebalancing that occurs prior to receipt of your request.

Example:

  Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Fidelity VIP High Income Variable Sub-Account and 60% to be in the AIM V.I. Core Equity Variable Sub-Account. Over the next 2 months the bond market does very well relative to the stock market. At the end of the first quarter, the Fidelity VIP High Income Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter, we would sell some of your units in the Fidelity VIP High Income Variable Sub-Account and use the money to buy more units in the AIM V.I. Core Equity Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The Automatic Portfolio Rebalancing Program is available only during the Accumulation Phase. The transfers made under the Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.

Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.

                                  26 PROSPECTUS

EXPENSES
--------------------------------------------------------------------------------

As a Contract owner, you will bear, directly or indirectly, the charges and expenses described below.

CONTRACT MAINTENANCE CHARGE

During the Accumulation Phase, on each Contract Anniversary, we will deduct a $35 contract maintenance charge from your Contract Value invested in each Variable Sub-Account in proportion to the amount invested. If you surrender your Contract, we will deduct the contract maintenance charge pro rated for the part of the Contract Year elapsed, unless your Contract qualifies for a waiver, described below. During the Payout Phase, we will deduct the charge proportionately from each income payment.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract owners and regulatory agencies.

We cannot increase the charge. However, we will waive this charge if, as of the Contract Anniversary or upon full surrender:

.. your Contract Value equals $50,000 or more, or

.. all money is allocated to the Fixed Account.

After the Payout Start Date, we will waive the charge if the Contract Value is $50,000 or more as of the Payout Start Date.

MORTALITY AND EXPENSE RISK CHARGE

We deduct a mortality and expense risk charge daily from the net assets you have invested in the Variable Sub-Accounts. The annual rate of the charge is:

.. 1.45% for ALLSTATE PROVIDER ADVANTAGE CONTRACTS

.. 1.25% for ALLSTATE PROVIDER ULTRA CONTRACTS

.. 1.40% for ALLSTATE PROVIDER EXTRA CONTRACTS

If you select the Income Benefit Rider or the Enhanced Death Benefit Rider, the mortality and expense risk charge will include an additional 0.25% for the Rider. If you select both the Income Benefit Rider and the Enhanced Death Benefit Rider, the mortality and expense risk charge will include an additional 0.50% for these Riders.

The mortality and expense risk charge is for the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will be sufficient in the future to cover the cost of administering the Contract. The mortality and expense risk charge also helps pay for the cost of the Credit Enhancement under the ALLSTATE PROVIDER EXTRA CONTRACTS. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the Enhanced Death Benefit Rider and the Income Benefit Rider to compensate us for the additional risk that we accept by providing these Riders.

We guarantee that we will not raise the mortality and expense risk charge. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase. After the Payout Start Date, mortality and expense risk charges for the Enhanced Death Benefit and the Income Benefit will cease.

ENHANCED EARNINGS DEATH BENEFIT RIDER FEE

If you elect the Enhanced Earnings Death Benefit Rider, we will deduct an annual charge from your Contract Value on each Contract Anniversary during the Accumulation Phase. The annual charge is calculated as a percentage of your Contract Value on the Contract Anniversary and is based on the oldest Contract owner's age on the Rider Application Date (described below) as follows:

                     Age                                    Annual Charge
                     ---                                    -------------
                    0-55                                        0.10%
                    56-65                                       0.20%
                    66-75                                       0.35%


We first deduct this annual fee from the Variable Sub-Accounts on a pro rata basis. If the Contract Value in the Variable Sub-Accounts is not sufficient to cover the charge, we will deduct the remaining charge from the Guarantee Periods, beginning with the oldest Guarantee Period. On the first Contract Anniversary after we issue the Rider, we will deduct the Rider charge pro rated to reflect the number of complete months the Rider was in effect during such Contract Year. Also, if you surrender your Contract, we will deduct the Rider charge (multiplied by the Contract Value immediately prior to the surrender) pro rated to reflect the number of complete months the Rider was in effect during the current Contract Year.

ADMINISTRATIVE EXPENSE CHARGE

We deduct an administrative expense charge daily at an annual rate of 0.10% of the average daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase.
 We guarantee that we will not raise this charge.


                                  27 PROSPECTUS

WITHDRAWAL CHARGE (ALLSTATE PROVIDER ULTRA and ALLSTATE PROVIDER EXTRA CONTRACTS only)

We may assess a withdrawal charge from the purchase payment(s) you withdraw.
 The amount of the charge will depend on the number of Contract Years that have elapsed since we received the purchase payment being withdrawn. The Contracts differ in the following respects:

ALLSTATE PROVIDER ULTRA CONTRACTS

We may assess a withdrawal charge of up to 7% of the purchase payment(s) you withdraw. The charge declines to 0% over a 7 year period that begins on the day we receive your payment. Beginning on January 1, 2004, if you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower. A schedule showing how the charge declines is shown on page __. During each Contract Year, you can withdraw up to 15% of your purchase payments without paying the charge. Unused portions of this "Free Withdrawal Amount" are not carried forward to future Contract Years. We will deduct withdrawal charges, if applicable, from the amount paid.

ALLSTATE PROVIDER EXTRA CONTRACTS

We may assess a withdrawal charge of up to 8% of the purchase payment(s) you withdraw. The charge declines to 0% over an 8 year period that begins on the day we receive your payment. Beginning on January 1, 2004, if you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower. A schedule showing how the charge declines is shown on page 10. During each Contract Year, you can withdraw up to 15% of your purchase payments, excluding Credit Enhancements, without paying the charge. Unused portions of this "Free Withdrawal Amount" are not carried forward to future Contract Years. We will deduct withdrawal charges, if applicable, from the amount paid. Credit Enhancements are not considered purchase payments when determining the Free Withdrawal Amount.

BOTH ALLSTATE PROVIDER ULTRA AND ALLSTATE PROVIDER EXTRA CONTRACTS

For purposes of calculating the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first. However, for federal income tax purposes, please note that withdrawals are considered to have come first from earnings, which means you pay taxes on the earnings portion of your withdrawal.

We do not apply a withdrawal charge in the following situations:

.. on the Payout Start Date (a withdrawal charge may apply if you terminate income payments to be received for a specified period);

.. withdrawals taken to satisfy IRS minimum distribution rules for the Contract;
  or

.. withdrawals that qualify for one of the waivers as described below.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts, and to help defray the cost of the Credit Enhancement for the ALLSTATE PROVIDER EXTRA CONTRACTS. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distributional expenses, or the cost of the Credit Enhancement, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fees described above, to make up any difference.

Withdrawals also may be subject to tax penalties or income tax and a Market Value Adjustment. You should consult your own tax counsel or other tax advisers regarding any withdrawals.

TRANSFER FEE

We do not currently impose a fee upon transfers among the investment alternatives. However, we reserve the right to charge $10 per transfer (up to 0.50% of the amount transferred for ALLSTATE PROVIDER EXTRA CONTRACTS) after the 12th transfer in each Contract Year. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging or Automatic Portfolio Rebalancing Program.

CONFINEMENT WAIVER. We will waive the withdrawal charge (ALLSTATE PROVIDER ULTRA CONTRACTS and ALLSTATE PROVIDER EXTRA CONTRACTS only), and a negative Market Value Adjustment, if applicable, will not occur on all withdrawals taken prior to the Payout Start Date under your Contract if the following conditions are satisfied:

1) You or the Annuitant, if the Contract owner is not a natural person, are confined to a long term care facility or a hospital for at least 90 consecutive days. You or the Annuitant must enter the long term care facility or hospital at least 30 days after the Issue Date;

2) You request the withdrawal and provide written proof of the stay no later than 90 days following the end of your or the Annuitant's stay at the long term care facility or hospital; and

3) A physician must have prescribed the stay and the stay must be medically necessary (as defined in the Contract).

You may not claim this benefit if you, the Annuitant, or a member of your or the Annuitant's immediate family, is the physician prescribing your or the Annuitant's stay in a long term care facility.

                                  28 PROSPECTUS

TERMINAL ILLNESS WAIVER. We will waive the withdrawal charge (ALLSTATE PROVIDER ULTRA CONTRACTS and ALLSTATE PROVIDER EXTRA CONTRACTS only), and a negative Market Value Adjustment, if applicable, will not occur on all withdrawals taken prior to the Payout Start Date under your Contract if:

1. you or the Annuitant (if the Contract owner is not a natural person) are first diagnosed with a terminal illness at least 30 days after the Issue Date; and

2. you claim this benefit and deliver adequate proof of diagnosis to us.

UNEMPLOYMENT WAIVER. We will waive the withdrawal charge (ALLSTATE PROVIDER ULTRA CONTRACTS and ALLSTATE PROVIDER EXTRA CONTRACTS only), and a negative Market Value Adjustment, if applicable, will not occur on one partial or a full withdrawal taken prior to the Payout Start Date under your Contract, if you meet the following requirements:

1. you or the Annuitant, (if the Contract owner is not a natural person), become unemployed at least one year after the Issue Date;

2. you or the Annuitant, (if the Contract owner is not a natural person), receive unemployment compensation as defined in the Contract for at least 30 days as a result of that unemployment; and

3. you or the Annuitant, (if the Contract owner is not a natural person), claim this benefit within 180 days of your or the Annuitant's initial receipt of unemployment compensation.

Please refer to your Contract for more detailed information about the terms and conditions of these waivers.

The laws of your state may limit the availability of these waivers and may also change certain terms and/or benefits available under the waivers. You should consult your Contract for further details on these variations. Also, even if you do not need to pay a withdrawal charge (ALLSTATE PROVIDER ULTRA CONTRACTS and ALLSTATE PROVIDER EXTRA CONTRACTS only), or a Market Value Adjustment because of these waivers, you still may be required to pay taxes or tax penalties on the amount withdrawn. You should consult your tax adviser to determine the effect of a withdrawal on your taxes.

PREMIUM TAXES

Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender. Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs, including payment upon death. At our discretion, we may discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 4%, depending on the state.

At the Payout Start Date, if applicable, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract value in the investment alternative bears to the total Contract Value.

DEDUCTION FOR SEPARATE ACCOUNT INCOME TAXES

We are not currently maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the Taxes section.

OTHER EXPENSES

Each Portfolio deducts advisory fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectuses for the Funds. For a summary of maximum or minimum Portfolio annual expenses, see page 23. We may receive compensation from the investment advisers or administrators of the Portfolios in connection with the administrative distribution and/or other services we provide to the Portfolios.


                                  29 PROSPECTUS

ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 31.

The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our home office, adjusted by any Market Value Adjustment less any withdrawal charge (ALLSTATE PROVIDER ULTRA CONTRACTS and ALLSTATE PROVIDER EXTRA CONTRACTS only), contract maintenance charges, Enhanced Earnings Death Benefit Rider fee (if applicable), income tax withholding, and any premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.

You can withdraw money from the Variable Account or the Fixed Account Options.

To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable withdrawal charge (ALLSTATE PROVIDER ULTRA CONTRACTS and ALLSTATE PROVIDER EXTRA CONTRACTS only) and premium taxes.

You must name the investment alternative from which you are taking the withdrawal. If none is specified, we will deduct your withdrawal pro-rata from the Variable Sub-Accounts according to the value of your investments therein.

In general, you must withdraw at least $50 at a time. You also may withdraw a lesser amount if you are withdrawing your entire interest in a Variable Sub-Account.

If you request a total withdrawal, we may require you to return your Contract to us.

Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

POSTPONEMENT OF PAYMENTS

We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

2. An emergency exists as defined by the SEC; or

3. The SEC permits delay for your protection.

In addition, we may delay payments or transfers from the Fixed Account Options for up to 6 months (or shorter period if required by law). If we delay payment for 30 days or more, we will pay interest as required by law.

SYSTEMATIC WITHDRAWAL PROGRAM

You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. The minimum amount of each systematic withdrawal is $50. At our discretion, systematic withdrawals may not be offered in conjunction with the Dollar Cost Averaging Program or Automatic Portfolio Rebalancing Program.

Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. Please consult your tax advisor before taking any withdrawal.

We will make systematic withdrawal payments to you or your designated payee. At our discretion, we may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.

MINIMUM CONTRACT VALUE

If your request for a partial withdrawal would reduce your Contract Value to less than $2,000, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. Before terminating any Contract whose value has been reduced by withdrawals to less than $2,000, we would inform you in writing of our intention to terminate your Contract and give you at least 30 days in which to make an additional purchase payment to restore your Contract's value to the contractual minimum of $2,000. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less any withdrawal charges (ALLSTATE PROVIDER ULTRA CONTRACTS and ALLSTATE PROVIDER EXTRA CONTRACTS only) and any other applicable charges and taxes.



                                  30 PROSPECTUS

INCOME PAYMENTS
--------------------------------------------------------------------------------

PAYOUT START DATE

You select the Payout Start Date in your application. The Payout Start Date is the day that we apply your money to an Income Plan. The Payout Start Date must be:

.. at least 30 days after the Issue Date; and

.. no later than the day the Annuitant reaches age 90, or the 10th Contract
  Anniversary, if later.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.

INCOME PLANS

An Income Plan is a series of scheduled payments to you or someone you designate. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with guaranteed payments for 10 years.

After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plans.

A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the "basis". Once the investment in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

Three Income Plans are available under the Contract. Each is available to provide:

.. fixed income payments;

.. variable income payments; or

.. a combination of the two.

The three Income Plans are:

INCOME PLAN 1 - LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

INCOME PLAN 2 - JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant is alive. If both the Annuitant and the joint Annuitant die before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

INCOME PLAN 3 - GUARANTEED PAYMENTS FOR A SPECIFIED PERIOD (5 YEARS TO 30 YEARS). Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. You may elect to receive guaranteed payments for periods ranging from 5 to 30 years. Income payments for less than 120 months may be subject to a withdrawal charge (ALLSTATE PROVIDER ULTRA CONTRACTS and ALLSTATE PROVIDER EXTRA CONTRACTS only). We will deduct the mortality and expense risk charge from the Variable Sub-Account assets that support variable income payments even though we may not bear any mortality risk.

The length of any guaranteed payment period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer guarantee periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no minimum specified period for guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a minimum specified period for guaranteed payments.

If you choose Income Plan 1 or 2, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant are alive before we make each payment. Please note that under such Income Plans, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.

Generally, you may not make withdrawals after the Payout Start Date. One exception to this rule applies if you are receiving variable income payments that do not depend on the life of the Annuitant (such as under Income Plan 3). In that case, you may terminate all or part of the income payments at any time and receive a lump sum equal to their present value as of the close of the Valuation Date on which we receive your request. To determine the present value of any remaining variable income payments being withdrawn, we use a discount rate equal to the assumed annual investment rate that we use to compute such variable income payments. To determine the present value of any fixed income payments being currently applicable interest rates. The minimum amount you may withdraw under this feature is $1,000. A withdrawal charge may apply (ALLSTATE PROVIDER ULTRA CONTRACTS and ALLSTATE PROVIDER EXTRA CONTRACTS only).


                                  31 PROSPECTUS

We deduct applicable premium taxes from the Contract Value at the Payout Start Date.

We may make other Income Plans available.

You must apply at least the Contract Value in the Fixed Account on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account to fixed income payments.

You may restrict income payments to Beneficiaries by providing us a written request. Once we accept the written request, the change or restriction will take effect as of the date you signed the request. Any change is subject to any payment we make or other action we take before we accept the change.

We will apply your Contract Value, adjusted by any applicable Market Value Adjustment, less applicable taxes to your Income Plan on the Payout Start Date. If the amount available to apply under an Income Plan is less than $2,000, or not enough to provide an initial payment of at least $20, and state law permits, we may:

.. pay you the Contract Value, adjusted by any applicable Market Value Adjustment and less any applicable taxes, in a lump sum instead of the periodic payments you have chosen; or

.. reduce the frequency of your payments so that each payment will be at least
  $20.

VARIABLE INCOME PAYMENTS

The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience and (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. Your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios; and (b) the Annuitant could live longer or shorter than we expect based on the tables we use.

In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3%. If the actual net investment return of the Variable Sub-Accounts you choose is less than this assumed investment rate, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the assumed investment rate. The dollar amount of the variable income payments stays level if the net investment return equals the assumed investment rate. Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.

We reserve the right to make other assumed investment rates available under each Contract.

FIXED INCOME PAYMENTS

We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. We calculate the fixed income payments by:

1. adjusting the portion of the Contract Value in any Fixed Account Option on the Payout Start Date by any applicable Market Value Adjustment;

2. deducting any applicable premium tax; and

3. applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract or (b) such other value as we are offering at that time.

We may defer making fixed income payments for a period of up to 6 months or any shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

INCOME BENEFIT RIDER

QUALIFICATIONS. For Contract Owners and Annuitants up to and including age 75, the Income Benefit Rider is an optional benefit that you may elect. To qualify for the income benefit payments under this Rider, you must meet the following requirements as of the Payout Start Date:

.. You must elect a Payout Start Date that is on or after the 10th anniversary of the date this Rider was made a part of your Contract ("RIDER DATE");

.. The Payout Start Date must be prior to the oldest Annuitant's 90th birthday;

.. The Payout Start Date must occur during the 30 day period following a Contract
  Anniversary;

.. You must elect to receive fixed income payments, which will be calculated using the guaranteed payout rates listed in your Contract; and

.. The Income Plan you selected must provide for payments guaranteed for either a single life or joint lives with a specified period of at least:

  . 10 years, if the youngest Annuitant's age is 80 or less on the Payout Start Date, or

  . 5 years, if the youngest Annuitant's age is greater than 80 on the Payout Start Date.

If, however, you apply the Contract Value and not the Income Benefit to an Income Plan, then you may select fixed and/or variable income payments under any Income

                                  32 PROSPECTUS

Plan we offer at that time. If you expect to apply your Contract Value to variable and/or fixed income payment options, or you expect to apply your Contract Value to current annuity payment rates then in effect, electing the Income Benefit Rider may not be appropriate.

Prior to the Payout Start Date, the Income Benefit Rider will terminate and charges for this Rider will cease when the Contract terminates. The mortality and expense risk charge for this Rider will cease on the Payout Start Date.

ALLSTATE PROVIDER ULTRA CONTRACTS ONLY:

The Income Benefit Rider will no longer be in effect and the mortality and expense charge for the Rider will end upon the change of the named Annuitant for reasons other than death.

INCOME BASE

The Income Base is used solely for the purpose of calculating the guaranteed income benefit under this Rider ("Guaranteed Income Benefit") and does not provide a Contract Value or guarantee performance of any investment option. On the Rider Date, the Income Base is equal to the Contract Value. After the Rider Date, the Income Base plus any subsequent purchase payments (and Credit Enhancements for Allstate Provider Extra Contracts) and less a withdrawal adjustment (described below) for any subsequent withdrawals will accumulate daily at a rate equivalent to 5% per year until the earlier of the Payout Start Date, or the first day of the month after the oldest Contract owner's (Annuitant, if the Contract owner is not a natural person) 85th birthday.



WITHDRAWAL ADJUSTMENT

The withdrawal adjustment is equal to (a) divided by (b), with the result multiplied by (c) where:

  (a) = the withdrawal amount

  (b) = the Contract Value immediately prior to the withdrawal, and

  (c) = the most recently calculated Income Base.

The Guaranteed Income Benefit amount is determined by applying the Income Base less any applicable taxes to the guaranteed rates for the Income Plan you elect. The Income Plan you elect must satisfy the conditions described on page _____.

On the Payout Start Date, the income payment will be the greater of the Guaranteed Income Benefit or the income payment provided in the payout phase section of your Contract.

CERTAIN EMPLOYEE BENEFIT PLANS

The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by applicable law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.

DEATH BENEFITS
--------------------------------------------------------------------------------

We will pay a death benefit prior to the Payout Start Date on:

1. the death of any Contract owner or,

2. the death of the Annuitant, if the Contract is owned by a non-natural person.

We will pay the death benefit to the new Contract owner as determined immediately after the death. The new Contract owner would be a surviving Contract owner or, if none, the Beneficiary(ies). In the case of the death of the Annuitant, we will pay the death benefit to the current Contract owner.

We will determine the value of the death benefit as of the end of the Valuation Date on which we receive a complete request for settlement of the death benefit. If we receive a request after 3 p.m. Central Time on a Valuation Date, we will process the request as of the end of the following Valuation Date.

Where there are multiple Beneficiaries, we will only value the death benefit at the time the first Beneficiary submits the necessary documentation in good order. Any death benefit amounts attributable to any Beneficiary that remain in the investment alternatives are subject to investment risk.

A complete request for payment of the death benefit must include DUE PROOF OF DEATH. We will accept the following documentation as "Due Proof of Death":

.. a certified copy of a death certificate,

.. a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or

.. any other proof acceptable to us.

DEATH BENEFIT AMOUNT. Prior to the Payout Start Date, if we receive a complete request for settlement of the death benefit within 180 days of the date of death, the death benefit is equal to the greatest of:

1. the Contract Value as of the date we determine the value of the death benefit, or

2. the SETTLEMENT VALUE (that is, the amount payable on a full withdrawal of Contract Value) on the date we determine the value of the death benefit, or

                                 33 PROSPECTUS
the highest amount computed by taking the Contract Value on each DEATH BENEFIT ANNIVERSARY prior to the date we determine the death benefit, increased by purchase payments (and Credit Enhancements for ALLSTATE PROVIDER EXTRA CONTRACTS) made since that Death Benefit Anniversary and reduced by an adjustment for any partial withdrawals since that Death Benefit Anniversary. A "Death Benefit Anniversary" is every seventh Contract Anniversary beginning with the Issue Date. For example, the Issue Date, 7th and 14th Contract Anniversaries are the first 3 Death Benefit Anniversaries.

In calculating the Settlement Value when a death benefit is paid, the amount in each individual Guarantee Period may be subject to a Market Value Adjustment. A Market Value Adjustment will apply to amounts in a Guarantee Period, unless we calculate the Settlement Value during the 30-day period after the expiration of the Guarantee Period. Also, the Settlement Value will reflect the deduction of any applicable withdrawal charges, contract maintenance charges, and premium taxes. Contract maintenance charges will be pro-rated for the part of the Contract Year elapsed as of the date we determine the Settlement Value, unless your Contract qualifies for a waiver of such charges as described under "Expenses - Contract Maintenance Charge" on page 27.

The withdrawal adjustment is equal to (a) divided by (b), with the result multiplied by (c), where:

  (a) = is the withdrawal amount;

  (b) = is the Contract Value immediately prior to the withdrawal; and

  (c) = is the Contract Value on the Death Benefit Anniversary adjusted by any prior purchase payments (and Credit Enhancements for Allstate Provider Extra Contracts) or withdrawals made since that Anniversary.

If we do not receive a complete request for settlement of the death benefit within 180 days of the date of death, the death benefit is equal to the greater of:

1) the Contract Value as of the date we determine the death benefit, or

2) the Settlement Value as of the date we determine the death benefit.

We reserve the right to extend the 180-day period on a non-discriminatory basis.

ENHANCED DEATH BENEFIT RIDER

For Contract owners and Annuitants up to and including age 80 as of the date we receive the completed application or a written request to add this rider, whichever is later ("Rider Application Date"), the Enhanced Death Benefit Rider is an optional benefit that you may elect. If the Contract owner is a natural individual, the Enhanced Death Benefit applies only upon the death of the Contract owner. If the Contract owner is not a natural individual, the Enhanced Death Benefit applies only upon the death of the Annuitant. For Contracts with the Enhanced Death Benefit Rider, the death benefit will be the greatest of (1) through (3) above, or (4) the Enhanced Death Benefit. The Enhanced Death Benefit is equal to the greater of the Enhanced Death Benefit A or Enhanced Death Benefit B. Enhanced Death Benefit A or B may not be available in all states. The Enhanced Death Benefit will never be greater than the maximum death benefit allowed by any state nonforfeiture laws that govern the Contract.

If we do not receive a complete request for settlement of the death benefit within 180 days of the date of death, the Enhanced Death Benefit will not apply and the death benefit is equal to the greater of:

1) the Contract Value as of the date we determine the death benefit, or

2) the Settlement Value as of the date we determine the death benefit.

If the Owner is a natural person, the Enhanced Death Benefit is payable and the Rider will terminate and the mortality and expense charge for the Rider will cease upon the death of the Owner, unless the Contract and Rider are continued as permitted by a surviving spouse, as described below. If the Owner is a non-natural person, the Enhanced Death Benefit is payable and the Rider will terminate and charges for the Rider will cease upon the death of the Annuitant.

The Enhanced Death Benefit Rider and charges for the Rider will terminate:

.. when the Contract owner is changed for reasons other than death;

.. if the Contract owner is a non-natural person, when the Annuitant is changed for reasons other than death; or

.. on the Payout Start Date.

The Rider may not be available in all states. We may discontinue the offering of the Rider at any time.

ENHANCED DEATH BENEFIT A. On the date we issue the Rider ("RIDER DATE"), Enhanced Death Benefit A is equal to the Contract Value on that date. On each Contract Anniversary, we will recalculate your Enhanced Death Benefit A to equal the greater of your Contract Value on that date, or the most recently calculated Enhanced Death Benefit A. We also will recalculate your Enhanced Death Benefit A whenever you make an additional purchase payment or a partial withdrawal.
 Additional purchase payments will increase the Enhance Death Benefit A dollar-for-dollar by the amount of the purchase payment (plus Credit Enhancement for ALLSTATE PROVIDER EXTRA CONTRACTS). Withdrawals will reduce the Enhanced Death Benefit A by an amount equal to a withdrawal adjustment computed in the manner described below.

We will calculate Anniversary Values for each Contract Anniversary up until the earlier of:

.. the date we determine the death benefit; or

                                 34 PROSPECTUS

.. the first Contract Anniversary following the oldest Contract owner's or, if the Contract owner is not a natural person, the Annuitant's 80th birthday, or the first day of the 61st month following the Rider Date, whichever is later.

After age 80, or the first day of the 61st month following the Rider Date, whichever is later, we will recalculate the Enhanced Death Benefit A only for purchase payments and withdrawals.

The withdrawal adjustment is equal to (a) divided by (b), and the result multiplied by (c) where:

  (a) = is the withdrawal amount,

  (b) = is the Contract Value immediately prior to the withdrawal, and

  (c) = the most recently calculated Enhanced Death Benefit A.

ENHANCED DEATH BENEFIT B. The Enhanced Death Benefit B on the Rider Date is equal to the Contract Value on that date. After the Rider Date, the Enhanced Death Benefit B, plus any subsequent purchase payments (and Credit Enhancements under ALLSTATE PROVIDER EXTRA CONTRACTS) and less a withdrawal adjustment, as described below, will accumulate daily at a rate equivalent to 5% per year until the earlier of:

.. the date we determine the death benefit; or

.. the first day of the month following the oldest Contract owner's or, if the Contract owner is not a natural person, the Annuitant's 80th birthday, or the first day of the 61st month following the Rider Date, whichever is later.

The withdrawal adjustment is equal to (a) divided by (b), and the result multiplied by (c) where:

  (a) = the withdrawal amount,

  (b) = is the Contract Value immediately prior to the withdrawal, and

  (c) = is the most recently calculated Enhanced Death Benefit B.

After age 80, or the first day of the 61st month following the Rider Date, whichever is later, we will recalculate the Enhanced Death Benefit B only for purchase payments and withdrawals.

SPOUSAL CONTINUATION UNDER ALLSTATE PROVIDER ADVANTAGE CONTRACTS AND ALLSTATE PROVIDER EXTRA CONTRACTS. If you elected the Enhanced Death Benefit Rider, and your spouse continues the Contract as described above, the Enhanced Death Benefit Rider and the mortality and expense risk charge for this Rider will terminate if your spouse is over age 80 on the date the Contract is continued. If the Enhanced Death Benefit Rider does continue, then the following conditions will apply:

.. The Contract Value on the date the Contract is continued will equal the death benefit amount;

.. Enhanced Death Benefit A will continue to be recalculated for purchase payments, withdrawals, and on Contract Anniversaries after the date the Contract is continued until the earlier of:

1. the first Contract Anniversary after the oldest new Owner's 80th birthday. After age 80, the Enhanced Death Benefit A will be recalculated only for purchase payments and withdrawals; or

2. the date we determine the death benefit;

unless the deceased Owner was age 80 or older on the date of death. In this case, the Enhanced Death Benefit A will be recalculated only for purchase payments and withdrawals after the date the Contract is continued.

.. The amount of the Enhanced Death Benefit B as of the date the Contract is continued and any subsequent purchase payments (and Credit Enhancements under ALLSTATE PROVIDER EXTRA CONTRACTS) and less any subsequent withdrawal adjustments will accumulate daily at a rate equivalent to 5% per year after the date the Contract is continued, until the earlier of:

1. the first day of the month following the oldest new Owner's 80th birthday. After age 80, the Enhanced Death Benefit B will be recalculated only for purchase payments and withdrawals; or

2. the date we determine the death benefit;

unless the deceased Owner was age 80 or older on the date of death. In this case, the Enhanced Death Benefit B will be recalculated only for purchase payments and withdrawals after the date the Contract is continued.

SPOUSAL CONTINUATION UNDER ALLSTATE PROVIDER ULTRA CONTRACTS. If you elected the Enhanced Death Benefit Rider, and your spouse continues the Contract as described above, on the date the Contract is continued, the Rider Date will be reset to the date the Contract is continued.

ENHANCED EARNINGS DEATH BENEFIT RIDER

For Contract owners and Annuitants up to and including age 75 as of the Rider Application Date, the Enhanced Earnings Death Benefit Rider is an optional benefit that you may elect.

The Rider may not be available in all states. We may discontinue the offering of the Rider at any time.

If the Contract owner is a natural person, the Enhanced Earnings Death Benefit Rider applies only upon the death of the Contract owner. If the Contract owner is not a natural individual, the Enhanced Earnings Death Benefit Rider applies only upon the death of the Annuitant. If the Owner is a natural person, the Enhanced Earnings Death Benefit is payable and the Rider will terminate and the annual charge for the Rider will cease upon the death of the Owner, unless the Contract and Rider are continued as permitted by a

                                 35 PROSPECTUS
surviving spouse, as described below. If the Owner is a non-natural person, the Enhanced Earnings Death Benefit is payable and the Rider will terminate and the annual charge for the Rider will cease upon the death of the Annuitant.

The Enhanced Earnings Death Benefit Rider and the annual charge for the rider will terminate:

.. when the Contract owner is changed for reasons other than death;

.. if your spouse continues the Contract as described below, and the oldest new
  Contract owner (your spouse in the case of ALLSTATE PROVIDER ULTRA CONTRACTS) is over age 75 on the date the Contract is continued, (or if your spouse elects to terminate the Rider).

.. if the Contract owner is a non-natural person, when the Annuitant is changed for reasons other than death or when the Annuitant dies; or

.. on the Payout Start Date.

ALLSTATE PROVIDER ADVANTAGE CONTRACTS AND ALLSTATE PROVIDER EXTRA CONTRACTS:

Under the Enhanced Earnings Death Benefit Rider, if the oldest Contract owner (or the Annuitant if the Contract owner is a non-natural person) is age 55 or younger on the Rider Application Date, the death benefit is increased by:

.. The lesser of 80% of In-Force Premium (excluding purchase payments made after the Rider Date and in the twelve month period immediately preceding the death of the Owner, or Annuitant if the Owner is a non-natural person), or 40% of In-Force Earnings, calculated as of the date we receive due proof of death.

If the oldest Contract owner (or the Annuitant if the Contract owner is a non-natural person) is between the ages of 56 and 65 on the Rider Application Date, the death benefit is increased by:

.. The lesser of 60% of In-Force Premium (excluding purchase payments made after the Rider Date and in the twelve month period immediately preceding the death of the Owner, or annuitant is the Owner is a non-natural person), or 30% of In-Force Earnings.

If the oldest Contract owner (or the Annuitant if the Contract owner is a non-natural person) is between the ages of 66 and 75 on the Rider Application Date, the death benefit is increased by:

.. The lesser of 40% of In-Force Premium (excluding purchase payments made after the Rider Application Date and in the twelve month period immediately preceding the death of the Owner, or Annuitant if the Owner is a non-natural person), or 20% of In-Force Earnings, calculated as of the date we receive due proof of death.

ALLSTATE PROVIDER ULTRA CONTRACTS:

Under the Enhanced Earnings Death Benefit Rider, if the oldest Contract owner (or the Annuitant if the Contract owner is a non-natural person) is age 55 or younger on the Rider Application Date, the death benefit is increased by:

..    40% of the lesser of 200% of In-Force Premium (excluding  purchase payments made in the 12-month period immediately preceding the date of death) or the In-Force Earnings. ("In-Force Earnings" are referred to as "Death Benefit Earnings" in the ALLSTATE PROVIDER ULTRA CONTRACTS, but we use the term "In-Force Earnings" in this prospectus for convenience).

If the oldest Contract owner (or the Annuitant if the Contract owner is a non-natural person) is between the ages of 56 and 65 on the Rider Application Date, the death benefit is increased by:

.. 30% of the lesser of 200% of the In-Force Premium (excluding purchase payments made in the 12-month period immediately preceding the date of death) or the In-Force Earnings.

If the oldest Contract owner (or the Annuitant if the Contract owner is a non-natural person) is between the ages of 66 and 75 on the Rider Application Date, the death benefit is increased by:

.. 20% of the lesser of 200% of the In-Force Premium (excluding purchase payments made in the 12-month period immediately preceding the date of death) or the In-Force earnings.

ALL CONTRACTS:

For purpose of calculating the Enhanced Earnings Death Benefit, the following definitions apply:

  In-Force Premium equals the Contract Value on the Rider Date plus all purchase payments made after the Rider Date less the sum of all Excess-of-Earnings Withdrawals after the Rider Date. If the Rider Date is the same as the Issue Date, then the Contract Value on the Rider Date is equal to your initial purchase payment.

  In-Force Earnings equal the Contract Value minus the In-Force Premium. The In-Force Earnings amount will never be less than zero.

  An Excess-of-Earnings Withdrawal is the amount of a withdrawal in excess of the In-Force Earnings in the Contract immediately prior to the withdrawal.

We will calculate the Enhanced Earnings Death Benefit Rider as of the date we receive a complete request for settlement of the death benefit. We will pay the Enhanced Earnings Death Benefit with the death benefit as described under "Death Benefit Payments" below.

SPOUSAL CONTINUATION. If you elected the Enhanced Earnings Death Benefit Rider, and your spouse continues the Contract as described below, the Enhanced Earnings Death Benefit Rider and the annual charge for this

                                 36 PROSPECTUS

Option will terminate if the oldest new Contract owner is over age 75 on the date the Contract is continued, or if your spouse elects to terminate the Rider. If the Enhanced Earnings Death Benefit Rider is not terminated, on the date the Contract is continued, the Rider Date for this Rider will be reset to the date the Contract is continued ("new Rider Date"). The age of the oldest Contract owner (surviving spouse for Allstate Provider Ultra Contracts) on the new Rider Date will be used to determine the Enhanced Earnings Death Benefit after the new Rider Date. Also, the age of the oldest Contract owner (surviving spouse for ALLSTATE PROVIDER ULTRA CONTRACTS) will be used to determine the annual charge for the Rider after the new Rider Date.

The value of the Enhanced Earnings Death Benefit largely depends on the amount of earnings that accumulate under your Contract. If you expect to withdraw the earnings from your Contract Value, electing the Enhanced Earnings Death Benefit Rider may not be appropriate. For purposes of calculating the Enhanced Earnings Death Benefit, earnings are considered to be withdrawn first before purchase payments. Your financial advisor can help you decide if the Enhanced Earnings Death Benefit Rider is right for you.

For examples of how the death benefit is calculated under the Enhanced Earnings Death Benefit Rider, see Appendix C.


DEATH BENEFIT PAYMENTS
If the sole new Contract Owner is your spouse, the new Contract Owner may:

1) elect to receive the death benefit in a lump sum, or

2) elect to apply the death benefit to an Income Plan. Payments from the Income Plan must begin within one year of the date of death and must be payable throughout:

.. the life of the new Contract Owner;

.. for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the new Contract Owner; or

.. over the life of the new Contract Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the new Contract Owner.

If your spouse does not elect one of the options above the Contract will continue in the Accumulation Phase as if the death had not occurred. If the contract is continued in the Accumulation Phase, the following conditions apply:

On the date the Contract is continued, the Contract Value will equal the amount of the death benefit as determined as of the end of the Valuation Date on which we received a complete request for settlement of the death benefit (the next Valuation Date, if we receive the request after 3:00 p.m. Central Time).

Unless otherwise instructed by the continuing spouse, the excess, if any, of the death benefit over the Contract Value will be allocated to the Sub-Accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub-Accounts as of the end of the Valuation Date on which we receive the complete request for settlement of the death benefit (the next Valuation Date, if we receive the request after 3:00 p.m. Central Time), except that any portion of this excess attributable to the Fixed Account Options will be allocated to the money market Variable Sub-Account.

Within 30 days of the date the Contract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee:

   (i) transfer all or a portion of the excess among the Variable Sub-Accounts;

   (ii) transfer all or a portion of the excess into the Guarantee Maturity Fixed Account and begin a new Guarantee Period; or

   (iii) transfer all or a portion of the excess into a combination of Variable Sub-Accounts and the Guarantee Maturity Fixed Account.

Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in your Contract.

The surviving spouse may make a single withdrawal of any amount within one year of the date of your death without incurring a Market Value Adjustment or withdrawal charge. Only one spousal continuation is allowed under this Contract.

If the new Contract Owner is not your spouse but is a natural person, or if there are multiple natural new Contract Owners, the new Contract Owner may:

1) elect to receive the death benefit in a lump sum, or

2) elect to apply the death benefit to an Income Plan.

Payments from the Income Plan must begin within one year of the date of death and must be payable throughout:

.. the life of the new Contract Owner;

.. for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the new Contract Owner; or

.. over the life of the new Contract Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the new Contract Owner.

If the new Contract Owner does not elect one of the options above then the new Contract Owner must receive the Contract Value payable within 5 years of your date of death. The Contract Value will equal the amount of the death benefit as determined as of the end of the Valuation Date on which we receive the complete request for settlement of the death benefit (the next Valuation Date, if we receive the request after 3:00 p.m. Central Time).

                                 37 PROSPECTUS

Unless otherwise instructed by the new Contract Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the money market Variable Sub-Account. The new Contract Owner may exercise all rights as set forth in the Transfers section of the Contract during this 5 year period.

No additional purchase payments may be added to the Contract under this election. Any withdrawal charges applicable under ALLSTATE PROVIDER ULTRA CONTRACTS and ALLSTATE PROVIDER EXTRA CONTRACTS will be waived for any withdrawals made during this 5 year period.

If the new Contract Owner dies prior to the receiving all of the Contract Value, then the new Contract Owner's named beneficiary(ies) will receive the greater of the Settlement Value or the remaining Contract Value. This amount must be received as a lump sum within 5 years of the date of the original Contract Owner's death.

If the new Contract Owner is a corporation, trust, or other non- natural person:

  (a) The new Contract Owner may elect to receive the death benefit in a lump sum; or

  (b) If the new Contract Owner does not elect the option above, then the new Contract Owner must receive the Contract Value payable within 5 years of your date of death. The Contract Value will equal the amount of the death benefit as determined as of the end of the Valuation Date on which we receive the complete request for settlement of the death benefit (the next Valuation Date, if we receive the request after 3:00 p.m. Central Time). Unless otherwise instructed by the new Contract Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the money market Variable Sub-Account. The new Contract Owner may exercise all rights as set forth in the Transfers provision of the Contract during this 5 year period.

No additional purchase payments may be added to the Contract under this election. Any withdrawal charges applicable under ALLSTATE PROVIDER ULTRA CONTRACTS and ALLSTATE PROVIDER EXTRA CONTRACTS will be waived during this 5 year period.

We reserve the right to offer additional options upon the death of the Contract Owner.

If any new Contract Owner is a non-natural person, all new Contract Owners will be considered to be non-natural persons for the above purposes.

Under any of these options, all ownership rights, subject to any restrictions previously placed upon the Beneficiary, are available to the new Contract Owner from the date of your death to the date on which the death benefit is paid.


DEATH OF ANNUITANT
If the Annuitant who is not also the Contract owner dies prior to the Payout Start Date and the Contract owner is a living person, then the Contract will continue with a new Annuitant as described in the Annuitant provision above.

If the Annuitant who is not also the Contract owner dies prior to the Payout Start Date and the Contract owner is a non-natural person, the following apply:

  (a) The Contract owner may elect to receive the death benefit in a lump sum;
  or

  (b) If the Contract owner does not elect the above option, then the Contract Owner must receive the Contract Value payable within 5 years of the Annuitant's date of death. The Contract Value will equal the amount of the death benefit as determined as of the end of the Valuation Date on which we receive the complete request for settlement of the death benefit (the next Valuation Date, if we receive the request after 3:00 p.m. Central Time).
   Unless otherwise instructed by the Contract owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The Contract owner may then exercise all rights as set forth in the Transfers provision of the Contract during this 5 year period.

No additional purchase payments may be added to the Contract under this election. Any withdrawal charges applicable under ALLSTATE PROVIDER ULTRA CONTRACTS and ALLSTATE PROVIDER EXTRA CONTRACTS will be waived during this 5 year period.

We reserve the right to offer additional options upon the death of the Annuitant.

Under any of these options, all ownership rights are available to the non-natural Contract Owner from the date of the Annuitant's death to the date on which the death benefit is paid.


MORE INFORMATION
--------------------------------------------------------------------------------

GLENBROOK LIFE

 Glenbrook Life is the issuer of the Contract. Glenbrook Life is a stock life insurance company originally organized under the laws of the State of Indiana in 1965. From 1965 to 1983 the Company was known as "United Standard Life Assurance Company" and from 1983 to 1992 the Company was known as "William Penn Life Assurance Company of America." In 1992, the Company was renamed Glenbrook Life and redomesticated to Illinois. In 1998, the Company was redomesticated to Arizona.

                                 38 PROSPECTUS

Glenbrook Life is licensed to operate in the District of Columbia and all states except New York. We intend to offer the Contract in those jurisdictions in which we are licensed. Our main administrative office is located at 3100 Sanders Road, Northbrook, Illinois 60062.

Glenbrook Life is a wholly owned subsidiary of Allstate Life Insurance Company (Allstate Life), a stock life insurance company incorporated under the laws of the State of Illinois. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company incorporated under the laws of the State of Illinois. All of the capital stock issued and outstanding of Allstate Insurance Company is owned by The Allstate Corporation. Glenbrook Life and Allstate Life entered into reinsurance agreements, under which Glenbrook Life reinsures all of its business with Allstate Life. Under the agreements, contract charges, credited interest, policy benefits and certain expenses under all general account contracts are reinsured with Allstate Life. Allstate Life is bound to stand behind Glenbrook Life's contractual obligations to its policyholders. However, the obligations of Allstate Life under the reinsurance agreements are to Glenbrook Life. Glenbrook Life continues to have primary responsibility as the direct insurer for risks reinsured. In addition, assets of Glenbrook Life that relate to insurance in-force, excluding Separate Accounts assets, are transferred to Allstate Life. Therefore, the funds necessary to support the operations of Glenbrook Life are provided by Allstate Life and Glenbrook Life is not required to obtain additional capital to support in-force or future business.

Several independent rating agencies regularly evaluate life insurer claims paying ability, quality of investment portfolios and overall stability. A.M. Best Company assigns Glenbrook Life the rating of A+(r) (Superior). Standard & Poor's Insurance Rating Services assigns the rating of AA+ (very strong) to Glenbrook Life's claims-paying ability and Moody's Investors Service assigns an Aa2 (excellent) financial strength rating to Glenbrook Life. Glenbrook Life shares the same ratings from these rating agencies as those of its parent, Allstate Life, due to its reinsurance arrangements with Allstate Life. These ratings do not reflect the investment performance of the Variable Account. We may from time to time advertise these ratings in our sales literature.

THE VARIABLE ACCOUNT

Glenbrook established the Glenbrook Life Multi-Manager Variable Account on January 15, 1996. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Glenbrook.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Arizona law. That means we account for the Variable Account's income, gains and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Glenbrook.

The Variable Account consists of multiple Variable Sub-Accounts. Each Variable Sub-Account invests in a corresponding Portfolio. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We may also add other Variable Sub-Accounts that may be available under other variable annuity contracts. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.

THE PORTFOLIOS

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.

VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro-rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent

                                 39 PROSPECTUS
permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

CHANGES IN PORTFOLIOS. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional mutual funds. We will notify you in advance of any change.

CONFLICTS OF INTEREST. Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The boards of directors of these Portfolios monitor for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, a Portfolio's board of directors may require a separate account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.

THE CONTRACT

DISTRIBUTION. ALFS, Inc. ("ALFS"), located at 3100 Sanders Road, Northbrook, IL 60062-7154, serves as principal underwriter of the Contracts. ALFS is a wholly owned subsidiary of Allstate Life. ALFS is a registered broker dealer under the Securities and Exchange Act of 1934, as amended ("EXCHANGE ACT"), and is a member of the NASD, Inc.

We will pay commissions to broker-dealers who sell the contracts. Commissions paid may vary, but we estimate that the total commissions paid on all Contract sales will not exceed 8.5% of all purchase payments. These commissions are intended to cover distribution expenses. Sometimes, we also pay the broker-dealer a persistency bonus in addition to the standard commissions. A persistency bonus is not expected to exceed 1.00%, on an annual basis, of the Contract Values considered in connection with the bonus. In some states, Contracts may be sold by representatives or employees of banks which may be acting as broker-dealers without separate registration under the Exchange Act, pursuant to legal and regulatory exceptions.

Glenbrook does not pay ALFS a commission for distribution of the Contracts. The underwriting agreement with ALFS provides that we will reimburse ALFS for any liability to Contract owners arising out of services rendered or Contracts issued.

ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account.

We provide the following administrative services, among others:

.. issuance of the Contracts;

.. maintenance of Contract owner records;

.. Contract owner services;

.. calculation of unit values;

.. maintenance of the Variable Account; and

.. preparation of Contract owner reports.

We will send you Contract statements and transaction confirmations at least annually. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we reserve the right to make the adjustment as of the date that we receive notice of the potential error.

We also will provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.

QUALIFIED PLANS

If you use the Contract within a qualified plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of withdrawal charges (if applicable), death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information.

LEGAL MATTERS

Foley & Lardner, Washington, D.C., has advised Glenbrook on certain federal securities law matters. All matters of state insurance law pertaining to the Contracts, including the validity of the Contracts and Glenbrook's right to issue such Contracts under state insurance law, have been passed upon by Michael
J. Velotta, General Counsel of Glenbrook.




                                  40 PROSPECTUS

TAXES
--------------------------------------------------------------------------------

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. GLENBROOK MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.


TAXATION OF GLENBROOK LIFE AND
ANNUITY COMPANY
Glenbrook is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code (the "Code"). Since the Variable Account is not an entity separate from Glenbrook, and its operations form a part of Glenbrook, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Glenbrook believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Glenbrook does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Glenbrook does not intend to make provisions for any such taxes. If Glenbrook is taxed on investment income or capital gains of the Variable Account, then Glenbrook may impose a charge against the Variable Account in order to make provision for such taxes.


TAXATION OF VARIABLE ANNUITIES IN GENERAL

TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

.. the Contract Owner is a natural person,

.. the investments of the Variable Account are "adequately diversified" according to Treasury Department regulations, and

.. Glenbrook is considered the owner of the Variable Account assets for federal income tax purposes.


NON-NATURAL OWNERS. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the owner during the taxable year.


EXCEPTIONS TO THE NON-NATURAL OWNER RULE. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain qualified plans; (4) certain contracts used in connection with structured settlement agreements; and (5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.


GRANTOR TRUST OWNED ANNUITY. Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions To The Non-Natural Owner Rule section.
 In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the surviving Contract Owner. Since the trust will be the surviving Contract Owner in all cases, the Death Benefit will be payable to the trust notwithstanding any beneficiary designation on the annuity contract. A trust, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment; or 2) payment deferred up to five years from date of death.


DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Glenbrook does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.


OWNERSHIP TREATMENT. The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract

                                  41 PROSPECTUS
owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in rulings in which it found that Contract owners were not owners of separate account assets. For example, you have the choice to allocate premiums and Contract Values among a broader selection of investment alternatives. Also, you may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Glenbrook does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.


TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.


TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. The Federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.


WITHDRAWALS AFTER THE PAYOUT START DATE. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.


DISTRIBUTION AT DEATH RULES. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

.. if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

.. if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner.

.. if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract Owned by a non-natural person will be treated as the death of the Contract Owner.


TAXATION OF ANNUITY DEATH BENEFITS. Death Benefit amounts are included in income as follows:

.. if distributed in a lump sum, the amounts are taxed in the same manner as a full withdrawal, or

.. if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.

PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or becoming totally disabled,

                                 42 PROSPECTUS

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made under an immediate annuity, or

.. attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. You should consult a competent tax advisor prior to taking a withdrawal.


TAX FREE EXCHANGES UNDER INTERNAL REVENUE CODE SECTION 1035. A 1035 exchange is a tax-free exchange of a non-qualified life insurance contract, endowment contract or annuity contract for a new non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.


TAXATION OF OWNERSHIP CHANGES. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Except for certain Qualified Contracts, any amount you receive as a loan under a Contract, and any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax. Currently we do not allow assignments.


AGGREGATION OF ANNUITY CONTRACTS. The Code requires that all non-Qualified deferred annuity contracts issued by Glenbrook (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.


INCOME TAX WITHHOLDING
Generally, Glenbrook is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Glenbrook is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Section 1441 of the Code provides that a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. Withholding may be reduced or eliminated by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN").
 ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number.


TAX QUALIFIED CONTRACTS
The income on qualified plan and IRA investments is tax deferred, and the income on variable annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity in a qualified plan or IRA. Contracts may be used as investments with certain qualified plans such as:

.. Individual Retirement Annuities or Accounts (IRAs) under Section 408 of the
  Code;

.. Roth IRAs under Section 408A of the Code;

.. Simplified Employee Pension Plans under Section 408(k) of the Code;

.. Savings Incentive Match Plans for Employees (SIMPLE) Plans under Section
  408(p) of the Code;

.. Tax Sheltered Annuities under Section 403(b) of the Code;

.. Corporate and Self Employed Pension and Profit Sharing Plans under Sections
  401 and 403; and


                                  43 PROSPECTUS

.. State and Local Government and Tax-Exempt Organization Deferred Compensation
  Plans under Section 457.

Glenbrook reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above or to modify the Contract to conform with tax requirements.

The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Glenbrook can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent's IRA or Qualified Plan under which the decedent's surviving spouse is the beneficiary. Glenbrook does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA or Qualified Plan.

In the case of certain qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract.


TAXATION OF WITHDRAWALS FROM AN INDIVIDUALLY OWNED QUALIFIED CONTRACT. If you make a partial withdrawal under a Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions, after tax contributions to qualified plans) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and all tax reporting of distributions from Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made to a beneficiary after the Contract Owner's death,

.. attributable to the Contract Owner being disabled, or

.. made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions. All tax reporting of distributions from Roth IRAs will indicate that the taxable amount is not determined.


REQUIRED MINIMUM DISTRIBUTIONS. Generally, qualified plans require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.


THE DEATH BENEFIT AND QUALIFIED CONTRACTS. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that the certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified plans, such as in connection with a 403(b) plan.

Glenbrook reserves the right to limit the availability of the Contract for use with any of the qualified plans listed above.


PENALTY TAX ON PREMATURE DISTRIBUTIONS FROM QUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable amount of any premature distribution from a Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or total disability,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made pursuant to an IRS levy,

.. made for certain medical expenses,

.. made to pay for health insurance premiums while unemployed (only applies for IRAs),

.. made for qualified higher education expenses (only applies for IRAs), and

.. made for a first time home purchase (up to a $10,000 lifetime limit and only applies for IRAs).


                                  44 PROSPECTUS

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ON QUALIFIED CONTRACTS. With respect to Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. You should consult a competent tax advisor prior to taking a withdrawal.


INCOME TAX WITHHOLDING ON QUALIFIED CONTRACTS. Generally, Glenbrook is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Glenbrook is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Qualified Contracts, excluding IRAs, with the exception of:

.. required minimum distributions, or,

.. a series of substantially equal periodic payments made over a period of at least 10 years, or,

.. a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

.. hardship distributions.

For all annuitized distributions that are not subject to the 20% withholding requirement, Glenbrook is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Section 1441 of the Code provides that a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. Withholding may be reduced or eliminated by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN").
 ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number.


INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.


ROTH INDIVIDUAL RETIREMENT ANNUITIES. Section 408A of the Code permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions.

ANNUITIES HELD BY INDIVIDUAL RETIREMENT ACCOUNTS (COMMONLY KNOWN AS CUSTODIAL
IRAS)

Internal Revenue Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same as the beneficial owner of the Individual Retirement Account.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant's surviving spouse as the new Annuitant, if the following conditions are met:


                                       45 PROSPECTUS

1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the annuity contract;

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3) We receive a complete request for settlement for the death of the Annuitant; and

4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

  (a) The Annuitant's surviving spouse is the sole beneficiary of the Individual Retirement Account;

  (b) The Annuitant's surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

  (c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse's election.


SIMPLIFIED EMPLOYEE PENSION PLANS. Section 408(k) of the Code allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.


SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE PLANS). Sections 408(p) and 401(k) of the Code allow eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees. SIMPLE plans may be structured as a SIMPLE retirement account using an IRA or as a Section 401(k) qualified cash or deferred arrangement. In general, a SIMPLE plan consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to use the Contract in conjunction with SIMPLE plans should seek competent tax and legal advice.

TO DETERMINE IF YOU ARE ELIGIBLE TO CONTRIBUTE TO ANY OF THE ABOVE LISTED IRAS (TRADITIONAL, ROTH, SEP, OR SIMPLE), PLEASE REFER TO IRS PUBLICATION 590 AND YOUR COMPETENT TAX ADVISOR.


TAX SHELTERED ANNUITIES. Section 403(b) of the Code provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

.. attains age 59 1/2,

.. separates from service,

.. dies,

.. becomes disabled, or

.. incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Glenbrook is directed to transfer some or all of the Contract Value to another 403(b) plan. Generally, we do not accept Employee Retirement Income Security Act of 1974 (ERISA) funds in 403(b) contracts.


CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees. Such retirement plans (commonly referred to as "H.R.10" or "Keogh") may permit the purchase of annuity contracts.

STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION DEFERRED COMPENSATION

PLANS. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/ custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan.


                                       46 PROSPECTUS

ANNUAL REPORTS AND OTHER DOCUMENTS
--------------------------------------------------------------------------------

Glenbrook's annual report on Form 10-K for the year ended December 31, 2002 is incorporated herein by reference, which means that it is legally a part of this prospectus.

After the date of this prospectus and before we terminate the offering of the securities under this prospectus, all documents or reports we file with the SEC under the Exchange Act are also incorporated herein by reference, which means that they also legally become a part of this prospectus.

Statements in this prospectus, or in documents that we file later with the SEC and that legally become a part of this prospectus, may change or supersede statements in other documents that are legally part of this prospectus. Accordingly, only the statement that is changed or replaced will legally be a part of this prospectus.

We file our Exchange Act documents and reports, including our annual and quarterly reports on Form 10-K and Form 10-Q electronically on the SEC's "EDGAR" system using the identifying number CIK No. 0001007285. The SEC maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the site is http:// www.sec.gov. You also can view these materials at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549. For more information on the operations of SEC's Public Reference Room, call 1-800-SEC-0330.

If you have received a copy of this prospectus, and would like a free copy of any document incorporated herein by reference (other than exhibits not specifically incorporated by reference into the text of such documents), please write or call us at 300 N. Milwaukee Ave., Vernon Hills, IL 60061 (telephone:
1-800-755-5275).


PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

We may advertise the performance of the Variable Sub-Accounts, including yield and total return information. Total return represents the change, over a specified period of time, in the value of an investment in a Variable Sub-Account after reinvesting all income distributions. Yield refers to the income generated by an investment in a Variable Sub-Account over a specified period.

All performance advertisements will include, as applicable, standardized yield and total return figures that reflect the deduction of Contract charges, including the contract maintenance charge and the withdrawal charge (for ALLSTATE PROVIDER ULTRA CONTRACTS and ALLSTATE PROVIDER EXTRA CONTRACTS). Performance advertisements also may include total return figures that reflect the deduction of insurance charges, but not the contract maintenance charge or withdrawal charge. Any total return figures that reflect the Credit Enhancement will also reflect applicable withdrawal charges to the extent required. The deduction of such charges would reduce the performance shown. In addition, performance advertisements may include aggregate average, year-by-year, or other types of total return figures.

Performance information for periods prior to the inception date of the Variable Sub-Accounts will be based on the historical performance of the corresponding Portfolios for the periods beginning with the inception dates of the Portfolios and adjusted to reflect current Contract expenses. You should not interpret these figures to reflect actual historical performance of the Variable Account.

We may include in advertising and sales materials tax deferred compounding charts and other hypothetical illustrations that compare currently taxable and tax deferred investment programs based on selected tax brackets. Our advertisements also may compare the performance of our Variable Sub-Accounts with: (a) certain unmanaged market indices, including but not limited to the Dow Jones Industrial Average, the Standard & Poor's 500, and the Shearson Lehman Bond Index; and/or (b) other management investment companies with investment objectives similar to the underlying funds being compared. In addition, our advertisements may include the performance ranking assigned by various publications, including the Wall Street Journal, Forbes, Fortune, Money, Barron's, Business Week, USA Today, and statistical services, including Lipper Analytical Services Mutual Fund Survey, Lipper Annuity and Closed End Survey, the Variable Annuity Research Data Survey, and SEI.



                                  47 PROSPECTUS

APPENDIX A
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED (BASE POLICY)(1)
--------------------------------------------------------------------------------


 ALLSTATE PROVIDER ADVANTAGE CONTRACTS
FOR THE YEARS BEGINNING JANUARY 1+ AND ENDING DECEMBER 31,
                                                              2001      2002
Variable Sub-Accounts
AIM V.I. AGGRESSIVE GROWTH*
 Accumulation Unit Value, Beginning of Period                $10.000   $10.665
 Accumulation Unit Value, End of Period                      $10.665   $ 8.120
 Number of Units Outstanding, End of Period                        0         0
AIM V.I. BALANCED
 Accumulation Unit Value, Beginning of Period                $10.000   $11.292
 Accumulation Unit Value, End of Period                      $11.292   $ 9.216
 Number of Units Outstanding, End of Period                        0         0
AIM V.I. CAPITAL APPRECIATION
 Accumulation Unit Value, Beginning of Period                $10.000   $12.619
 Accumulation Unit Value, End of Period                      $12.619   $ 9.397
 Number of Units Outstanding, End of Period                    1,667     2,284
AIM V.I. CORE EQUITY (2)
 Accumulation Unit Value, Beginning of Period                $10.000   $12.391
 Accumulation Unit Value, End of Period                      $12.391   $10.298
 Number of Units Outstanding, End of Period                        0         0
AIM V.I. DENT DEMOGRAPHIC TRENDS*
 Accumulation Unit Value, Beginning of Period                $10.000   $11.041
 Accumulation Unit Value, End of Period                      $11.041   $ 7.369
 Number of Units Outstanding, End of Period                        0         0
AIM V.I. DIVERSIFIED INCOME*
 Accumulation Unit Value, Beginning of Period                $10.000   $ 9.776
 Accumulation Unit Value, End of Period                      $ 9.776   $ 9.845
 Number of Units Outstanding, End of Period                        0         0
AIM V.I. GROWTH
 Accumulation Unit Value, Beginning of Period                $10.000   $11.629
 Accumulation Unit Value, End of Period                      $11.629   $ 7.903
 Number of Units Outstanding, End of Period                        0         0
AIM V.I. INTERNATIONAL GROWTH*
 Accumulation Unit Value, Beginning of Period                $10.000   $10.217
 Accumulation Unit Value, End of Period                      $10.217   $ 8.482
 Number of Units Outstanding, End of Period                        0         0
AIM V.I. PREMIER EQUITY
 Accumulation Unit Value, Beginning of Period                $10.000   $11.853
 Accumulation Unit Value, End of Period                      $11.853   $ 8.138
 Number of Units Outstanding, End of Period                    1,836     3,537
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH*
 Accumulation Unit Value, Beginning of Period                $10.000   $10.525
 Accumulation Unit Value, End of Period                      $10.525   $ 7.362
 Number of Units Outstanding, End of Period                        0         0
DREYFUS STOCK INDEX*
 Accumulation Unit Value, Beginning of Period                $10.000   $10.584
 Accumulation Unit Value, End of Period                      $10.584   $ 8.089
 Number of Units Outstanding, End of Period                        0         0

                                  48 PROSPECTUS

DREYFUS VIF GROWTH & INCOME*
 Accumulation Unit Value, Beginning of Period                $10.000   $10.719
 Accumulation Unit Value, End of Period                      $10.719   $ 7.880
 Number of Units Outstanding, End of Period                        0         0
DREYFUS VIF MONEY MARKET*
 Accumulation Unit Value, Beginning of Period                $10.000   $10.010
 Accumulation Unit Value, End of Period                      $10.010   $ 9.999
 Number of Units Outstanding, End of Period                        0         4
FIDELITY VIP ASSET MANAGER: GROWTH SERVICE CLASS 2*
 Accumulation Unit Value, Beginning of Period                $10.000   $10.615
 Accumulation Unit Value, End of Period                      $10.615   $ 8.796
 Number of Units Outstanding, End of Period                        0         0
FIDELITY VIP CONTRAFUND(R) SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                $10.000   $11.425
 Accumulation Unit Value, End of Period                      $11.425   $10.168
 Number of Units Outstanding, End of Period                        0       793
FIDELITY VIP EQUITY-INCOME SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                $10.000   $11.703
 Accumulation Unit Value, End of Period                      $11.703   $ 9.545
 Number of Units Outstanding, End of Period                      180     4,978
FIDELITY VIP GROWTH SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                $10.000   $12.424
 Accumulation Unit Value, End of Period                      $12.424   $ 8.525
 Number of Units Outstanding, End of Period                    1,314     2,524
FIDELITY VIP HIGH INCOME SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                $10.000   $10.165
 Accumulation Unit Value, End of Period                      $10.165   $10.337
 Number of Units Outstanding, End of Period                        0         0
FRANKLIN SMALL CAP*(3)
 Accumulation Unit Value, Beginning of Period                $10.000   $11.184
 Accumulation Unit Value, End of Period                      $11.184   $ 7.852
 Number of Units Outstanding, End of Period                        0         0
FRANKLIN TECHNOLOGY SECURITIES*(4)
 Accumulation Unit Value, Beginning of Period                $10.000   $11.583
 Accumulation Unit Value, End of Period                      $11.583   $ 6.396
 Number of Units Outstanding, End of Period                        0         0
MUTUAL SHARES SECURITIES*
 Accumulation Unit Value, Beginning of Period                $10.000   $10.602
 Accumulation Unit Value, End of Period                      $10.602   $ 9.204
 Number of Units Outstanding, End of Period                        0         0
TEMPLETON DEVELOPING MARKETS SECURITIES- CLASS 2*
 Accumulation Unit Value, Beginning of Period                $10.000   $10.965
 Accumulation Unit Value, End of Period                      $10.965   $10.779
 Number of Units Outstanding, End of Period                        0         0
TEMPLETON FOREIGN SECURITIES - CLASS 2*
 Accumulation Unit Value, Beginning of Period                $10.000   $10.512
 Accumulation Unit Value, End of Period                      $10.512   $ 8.428
 Number of Units Outstanding, End of Period                        0         0
GOLDMAN SACHS VIT CORE/SM /SMALL CAP EQUITY*
 Accumulation Unit Value, Beginning of Period                $10.000   $11.272
 Accumulation Unit Value, End of Period                      $11.272   $ 9.436
 Number of Units Outstanding, End of Period                        0         0

                                 49 PROSPECTUS

GOLDMAN SACHS VIT CORE/SM/ U.S. EQUITY *
 Accumulation Unit Value, Beginning of Period                $10.000   $10.570
 Accumulation Unit Value, End of Period                      $10.570   $ 8.128
 Number of Units Outstanding, End of Period                        0         0
LSA CAPITAL GROWTH (5)
 Accumulation Unit Value, Beginning of Period                $10.000   $10.576
 Accumulation Unit Value, End of Period                      $10.576   $ 7.872
 Number of Units Outstanding, End of Period                        0         0
LSA DIVERSIFIED MID-CAP**
 Accumulation Unit Value, Beginning of Period                     --   $10.000
 Accumulation Unit Value, End of Period                           --   $ 7.767
 Number of Units Outstanding, End of Period                       --         0
LSA EQUITY GROWTH*(5)
 Accumulation Unit Value, Beginning of Period                $10.000   $10.504
 Accumulation Unit Value, End of Period                      $10.504   $ 7.258
 Number of Units Outstanding, End of Period                        0         0
MFS EMERGING GROWTH SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                $10.000   $12.752
 Accumulation Unit Value, End of Period                      $12.752   $ 8.304
 Number of Units Outstanding, End of Period                        0       221
MFS INVESTORS TRUST SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                $10.000   $11.545
 Accumulation Unit Value, End of Period                      $11.545   $ 8.962
 Number of Units Outstanding, End of Period                        0     1,539
MFS NEW DISCOVERY SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                $10.000   $13.155
 Accumulation Unit Value, End of Period                      $13.155   $ 8.832
 Number of Units Outstanding, End of Period                      355     1,202
MFS RESEARCH SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                $10.000   $11.948
 Accumulation Unit Value, End of Period                      $11.948   $ 8.855
 Number of Units Outstanding, End of Period                        0       730
MFS UTILITIES SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                $10.000   $10.020
 Accumulation Unit Value, End of Period                      $10.020   $ 7.606
 Number of Units Outstanding, End of Period                       35       747
OPPENHEIMER AGGRESSIVE GROWTH
 Accumulation Unit Value, Beginning of Period                $10.000   $11.554
 Accumulation Unit Value, End of Period                      $11.554   $ 8.214
 Number of Units Outstanding, End of Period                      182     1,538
OPPENHEIMER CAPITAL APPRECIATION
 Accumulation Unit Value, Beginning of Period                $10.000   $12.235
 Accumulation Unit Value, End of Period                      $12.235   $ 8.810
 Number of Units Outstanding, End of Period                      576     4,510
OPPENHEIMER GLOBAL SECURITIES
 Accumulation Unit Value, Beginning of Period                $10.000   $12.373
 Accumulation Unit Value, End of Period                      $12.373   $ 9.485
 Number of Units Outstanding, End of Period                       82       517
OPPENHEIMER MAIN STREET (6)
 Accumulation Unit Value, Beginning of Period                $10.000   $11.480
 Accumulation Unit Value, End of Period                      $11.480   $ 9.178
 Number of Units Outstanding, End of Period                    2.061     8,915

                                 50 PROSPECTUS

OPPENHEIMER STRATEGIC BOND
 Accumulation Unit Value, Beginning of Period                $10.000   $10.384
 Accumulation Unit Value, End of Period                      $10.384   $10.984
 Number of Units Outstanding, End of Period                        0     1,146
PUTNAM VT GROWTH AND INCOME  CLASS IB
 Accumulation Unit Value, Beginning of Period                $10.000   $11.385
 Accumulation Unit Value, End of Period                      $11.385   $ 9.080
 Number of Units Outstanding, End of Period                        0       131
PUTNAM VT GROWTH OPPORTUNITIES  CLASS IB
 Accumulation Unit Value, Beginning of Period                $10.000   $12.249
 Accumulation Unit Value, End of Period                      $12.249   $ 8.503
 Number of Units Outstanding, End of Period                        0     1,402
PUTNAM VT HEALTH SCIENCES CLASS IB
 Accumulation Unit Value, Beginning of Period                $10.000   $11.053
 Accumulation Unit Value, End of Period                      $11.053   $ 8.668
 Number of Units Outstanding, End of Period                        0       361
PUTNAM VT INTERNATIONAL EQUITY*(7)
 Accumulation Unit Value, Beginning of Period                $10.000   $10.404
 Accumulation Unit Value, End of Period                      $10.404   $ 8.432
 Number of Units Outstanding, End of Period                        0         0
PUTNAM VT NEW VALUE CLASS IB
 Accumulation Unit Value, Beginning of Period                $10.000   $11.856
 Accumulation Unit Value, End of Period                      $11.856   $ 9.851
 Number of Units Outstanding, End of Period                        0     3,078
PUTNAM VT RESEARCH CLASS IB*
 Accumulation Unit Value, Beginning of Period                $10.000   $12.955
 Accumulation Unit Value, End of Period                      $12.955   $ 8.357
 Number of Units Outstanding, End of Period                        0         0
VAN KAMPEN UIF CORE PLUS FIXED INCOME*
 Accumulation Unit Value, Beginning of Period                $10.000   $ 9.905
 Accumulation Unit Value, End of Period                      $ 9.905   $10.466
 Number of Units Outstanding, End of Period                        0         0
VAN KAMPEN UIF GLOBAL VALUE EQUITY*
 Accumulation Unit Value, Beginning of Period                $10.000   $10.382
 Accumulation Unit Value, End of Period                      $10.382   $ 8.497
 Number of Units Outstanding, End of Period                        0         0
VAN KAMPEN UIF U.S. MID CAP CORE* (8)
 Accumulation Unit Value, Beginning of Period                $10.000   $11.078
 Accumulation Unit Value, End of Period                      $11.078   $ 7.850
 Number of Units Outstanding, End of Period                        0         0
VAN KAMPEN UIF U.S. REAL ESTATE**
 Accumulation Unit Value, Beginning of Period                     --   $10.000
 Accumulation Unit Value, End of Period                           --   $ 8.971
 Number of Units Outstanding, End of Period                       --         0
VAN KAMPEN UIF VALUE *
 Accumulation Unit Value, Beginning of Period                $10.000   $10.795
 Accumulation Unit Value, End of Period                      $10.795   $ 8.273
 Number of Units Outstanding, End of Period                        0         0

+ The Allstate Provider Advantage Contracts were first offered on September 17, 2001. All Variable Sub-Accounts (except those indicated with one or two asterisks) were first offered under the Allstate Provider Advantage Contracts on September 17, 2001.

* These Variable Sub-Accounts were first offered under the Allstate Provider Advantage Contracts on November 1, 2001.

**These Variable Sub-Accounts were first offered under the Allstate Provider Advantage Contracts on May 1, 2002.


                                  51 PROSPECTUS

(1) The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.45.
(2) Effective September 30, 2002, the AIM V.I. Core Equity
  Fund changed its investment objective from growth of capital with a secondary objective of current income, to growth of capital.
(3) Effective May 1, 2002, the Franklin Global Health Care Portfolio merged into the Franklin Small Cap Fund. Accordingly, for administrative convenience, on May 1, 2002, we combined the Franklin Global Health Care Variable Sub-Account into the Franklin Small Cap Variable Sub-Account.
(4) Effective May 1, 2003 the Franklin Technology Securities Fund merged into the Franklin Small Cap Fund. Accordingly, for administrative convenience, on May 1, 2003, we combined the Franklin Technology Securities Variable Sub-Account into the Franklin Small Cap Variable Sub-Account.
 (5) Effective 5/1/03 the LSA Focused Equity Fund and the LSA Growth Equity Fund changed their names to LSA Equity Growth Fund and LSA Capital Growth Fund, respectively. We have made a corresponding change in the name of the Variable Sub-Account that invest in that Portfolio.
(6) Effective May 1, 2003, the Portfolio changed its name from the Oppenheimer Main Street Growth and Income Fund to the Oppenheimer Main Street Fund. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.
(7) Effective May 1, 2003, the Portfolio changed its name from the Putnam VT International Growth Fund to the Putnam VT International Equity Fund. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.
(8) Effective May 1, 2003, the Portfolio changed its name from the Van Kampen UIF Mid Cap Value Portfolio to the Van Kampen UIF U.S. Mid Cap Core Portfolio. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.


                                  52 PROSPECTUS

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE ENHANCED DEATH BENEFIT OPTION/1/
--------------------------------------------------------------------------------


ALLSTATE PROVIDER ADVANTAGE CONTRACTS
FOR THE YEARS BEGINNING JANUARY 1+ AND ENDING DECEMBER 31,
                                                               2001      2002
Variable Sub-Accounts
AIM V.I. AGGRESSIVE GROWTH*
 Accumulation Unit Value, Beginning of Period                $10.000   $10.661
 Accumulation Unit Value, End of Period                      $10.661   $ 8.096
 Number of Units Outstanding, End of Period                        0         0
AIM V.I. BALANCED
 Accumulation Unit Value, Beginning of Period                $10.000   $11.284
 Accumulation Unit Value, End of Period                      $11.284   $ 9.186
 Number of Units Outstanding, End of Period                        0         0
AIM V.I. CAPITAL APPRECIATION
 Accumulation Unit Value, Beginning of Period                $10.000   $12.610
 Accumulation Unit Value, End of Period                      $12.610   $ 9.367
 Number of Units Outstanding, End of Period                        0       263
AIM V.I. CORE EQUITY (2)
 Accumulation Unit Value, Beginning of Period                $10.000   $12.382
 Accumulation Unit Value, End of Period                      $12.382   $10.265
 Number of Units Outstanding, End of Period                        0         0
AIM V.I. DENT DEMOGRAPHIC TRENDS*
 Accumulation Unit Value, Beginning of Period                $10.000   $11.036
 Accumulation Unit Value, End of Period                      $11.036   $ 7.348
 Number of Units Outstanding, End of Period                        0         0
AIM V.I. DIVERSIFIED INCOME*
 Accumulation Unit Value, Beginning of Period                $10.000   $ 9.772
 Accumulation Unit Value, End of Period                      $ 9.772   $ 9.816
 Number of Units Outstanding, End of Period                        0         0
AIM V.I. GROWTH
 Accumulation Unit Value, Beginning of Period                $10.000   $11.621
 Accumulation Unit Value, End of Period                      $11.621   $ 7.877
 Number of Units Outstanding, End of Period                        0         0
AIM V.I. INTERNATIONAL GROWTH*
 Accumulation Unit Value, Beginning of Period                $10.000   $10.213
 Accumulation Unit Value, End of Period                      $10.213   $ 8.457
 Number of Units Outstanding, End of Period                        0         0
AIM V.I. PREMIER EQUITY
 Accumulation Unit Value, Beginning of Period                $10.000   $11.844
 Accumulation Unit Value, End of Period                      $11.844   $ 8.111
 Number of Units Outstanding, End of Period                        0         0
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH*
 Accumulation Unit Value, Beginning of Period                $10.000   $10.520
 Accumulation Unit Value, End of Period                      $10.520   $ 7.340
 Number of Units Outstanding, End of Period                        0         0
DREYFUS STOCK INDEX*
 Accumulation Unit Value, Beginning of Period                $10.000   $10.579
 Accumulation Unit Value, End of Period                      $10.579   $ 8.065
 Number of Units Outstanding, End of Period                        0         0
DREYFUS VIF GROWTH & INCOME*
 Accumulation Unit Value, Beginning of Period                $10.000   $10.714
 Accumulation Unit Value, End of Period                      $10.714   $ 7.856
 Number of Units Outstanding, End of Period                        0         0

                                 53 PROSPECTUS

DREYFUS VIF MONEY MARKET*
 Accumulation Unit Value, Beginning of Period                $10.000   $10.006
 Accumulation Unit Value, End of Period                      $10.006   $ 9.970
 Number of Units Outstanding, End of Period                        0         0
FIDELITY VIP ASSET MANAGER: GROWTH SERVICE CLASS 2*
 Accumulation Unit Value, Beginning of Period                $10.000   $10.610
 Accumulation Unit Value, End of Period                      $10.610   $ 8.770
 Number of Units Outstanding, End of Period                        0         0
FIDELITY VIP CONTRAFUND(R) SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                $10.000   $11.417
 Accumulation Unit Value, End of Period                      $11.417   $10.135
 Number of Units Outstanding, End of Period                        0         0
FIDELITY VIP EQUITY-INCOME SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                $10.000   $11.695
 Accumulation Unit Value, End of Period                      $11.695   $ 9.514
 Number of Units Outstanding, End of Period                        0       839
FIDELITY VIP GROWTH SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                $10.000   $12.415
 Accumulation Unit Value, End of Period                      $12.415   $ 8.498
 Number of Units Outstanding, End of Period                        0       456
FIDELITY VIP HIGH INCOME SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                $10.000   $10.157
 Accumulation Unit Value, End of Period                      $10.157   $10.304
 Number of Units Outstanding, End of Period                        0         0
FRANKLIN SMALL CAP*(3)
 Accumulation Unit Value, Beginning of Period                $10.000   $11.179
 Accumulation Unit Value, End of Period                      $11.179   $ 7.829
 Number of Units Outstanding, End of Period                        0         0
FRANKLIN TECHNOLOGY SECURITIES*(4)
 Accumulation Unit Value, Beginning of Period                $10.000   $11.578
 Accumulation Unit Value, End of Period                      $11.578   $ 6.378
 Number of Units Outstanding, End of Period                        0         0
MUTUAL SHARES SECURITIES*
 Accumulation Unit Value, Beginning of Period                $10.000   $10.597
 Accumulation Unit Value, End of Period                      $10.597   $ 9.177
 Number of Units Outstanding, End of Period                        0         0
TEMPLETON DEVELOPING MARKETS SECURITIES- CLASS 2*
 Accumulation Unit Value, Beginning of Period                $10.000   $10.960
 Accumulation Unit Value, End of Period                      $10.960   $10.747
 Number of Units Outstanding, End of Period                        0         0
TEMPLETON FOREIGN SECURITIES - CLASS 2*
 Accumulation Unit Value, Beginning of Period                $10.000   $10.507
 Accumulation Unit Value, End of Period                      $10.507   $ 8.403
 Number of Units Outstanding, End of Period                        0         0
GOLDMAN SACHS VIT CORE/SM /SMALL CAP EQUITY*
 Accumulation Unit Value, Beginning of Period                $10.000   $11.267
 Accumulation Unit Value, End of Period                      $11.267   $ 9.408
 Number of Units Outstanding, End of Period                        0         0

                                 54 PROSPECTUS

GOLDMAN SACHS VIT CORE/SM/ U.S. EQUITY *
 Accumulation Unit Value, Beginning of Period                $10.000   $10.566
 Accumulation Unit Value, End of Period                      $10.566   $ 8.104
 Number of Units Outstanding, End of Period                        0         0
LSA CAPITAL GROWTH *(5)
 Accumulation Unit Value, Beginning of Period                $10.000   $10.572
 Accumulation Unit Value, End of Period                      $10.572   $ 7.848
 Number of Units Outstanding, End of Period                        0         0
LSA DIVERSIFIED MID-CAP**
 Accumulation Unit Value, Beginning of Period                     --   $10.000
 Accumulation Unit Value, End of Period                           --   $ 7.754
 Number of Units Outstanding, End of Period                       --         0
LSA EQUITY GROWTH*(5)
 Accumulation Unit Value, Beginning of Period                $10.000   $10.500
 Accumulation Unit Value, End of Period                      $10.500   $ 7.237
 Number of Units Outstanding, End of Period                        0         0
MFS EMERGING GROWTH SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                $10.000   $12.743
 Accumulation Unit Value, End of Period                      $12.743   $ 8.277
 Number of Units Outstanding, End of Period                      102       312
MFS INVESTORS TRUST SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                $10.000   $11.537
 Accumulation Unit Value, End of Period                      $11.537   $ 8.933
 Number of Units Outstanding, End of Period                        0       185
MFS NEW DISCOVERY SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                $10.000   $13.146
 Accumulation Unit Value, End of Period                      $13.146   $ 8.804
 Number of Units Outstanding, End of Period                        0       447
MFS RESEARCH SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                $10.000   $11.940
 Accumulation Unit Value, End of Period                      $11.940   $ 8.826
 Number of Units Outstanding, End of Period                        0         0
MFS UTILITIES SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                $10.000   $10.013
 Accumulation Unit Value, End of Period                      $10.013   $ 7.581
 Number of Units Outstanding, End of Period                        0         0
OPPENHEIMER AGGRESSIVE GROWTH
 Accumulation Unit Value, Beginning of Period                $10.000   $11.546
 Accumulation Unit Value, End of Period                      $11.546   $ 8.187
 Number of Units Outstanding, End of Period                        0         0
OPPENHEIMER CAPITAL APPRECIATION
 Accumulation Unit Value, Beginning of Period                $10.000   $12.226
 Accumulation Unit Value, End of Period                      $12.226   $ 8.781
 Number of Units Outstanding, End of Period                      105       581
OPPENHEIMER GLOBAL SECURITIES
 Accumulation Unit Value, Beginning of Period                $10.000   $12.364
 Accumulation Unit Value, End of Period                      $12.364   $ 9.454
 Number of Units Outstanding, End of Period                        0         0
OPPENHEIMER MAIN STREET (6)
 Accumulation Unit Value, Beginning of Period                $10.000   $11.472
 Accumulation Unit Value, End of Period                      $11.472   $ 9.148
 Number of Units Outstanding, End of Period                        0     1,322


                                 55 PROSPECTUS

OPPENHEIMER STRATEGIC BOND
 Accumulation Unit Value, Beginning of Period                $10.000   $10.377
 Accumulation Unit Value, End of Period                      $10.377   $10.948
 Number of Units Outstanding, End of Period                      123       448
PUTNAM VT GROWTH AND INCOME  CLASS IB
 Accumulation Unit Value, Beginning of Period                $10.000   $11.377
 Accumulation Unit Value, End of Period                      $11.377   $ 9.051
 Number of Units Outstanding, End of Period                        0         0
PUTNAM VT GROWTH OPPORTUNITIES  CLASS IB
 Accumulation Unit Value, Beginning of Period                $10.000   $12.241
 Accumulation Unit Value, End of Period                      $12.241   $ 8.475
 Number of Units Outstanding, End of Period                        0       919
PUTNAM VT HEALTH SCIENCES CLASS IB
 Accumulation Unit Value, Beginning of Period                $10.000   $110.45
 Accumulation Unit Value, End of Period                      $110.45   $ 8.640
 Number of Units Outstanding, End of Period                        0         0
PUTNAM VT INTERNATIONAL EQUITY*(7)
 Accumulation Unit Value, Beginning of Period                $10.000   $10.399
 Accumulation Unit Value, End of Period                      $10.399   $ 8.408
 Number of Units Outstanding, End of Period                        0         0
PUTNAM VT NEW VALUE CLASS IB
 Accumulation Unit Value, Beginning of Period                $10.000   $11.848
 Accumulation Unit Value, End of Period                      $11.848   $ 9.819
 Number of Units Outstanding, End of Period                        0       839
PUTNAM VT RESEARCH CLASS IB*
 Accumulation Unit Value, Beginning of Period                $10.000   $12.945
 Accumulation Unit Value, End of Period                      $12.945   $ 8.333
 Number of Units Outstanding, End of Period                        0         0
VAN KAMPEN UIF CORE PLUS FIXED INCOME*
 Accumulation Unit Value, Beginning of Period                $10.000   $ 9.901
 Accumulation Unit Value, End of Period                      $ 9.901   $10.435
 Number of Units Outstanding, End of Period                        0         0
VAN KAMPEN UIF GLOBAL VALUE EQUITY*
 Accumulation Unit Value, Beginning of Period                $10.000   $10.378
 Accumulation Unit Value, End of Period                      $10.378   $ 8.472
 Number of Units Outstanding, End of Period                        0         0
VAN KAMPEN UIF U.S MID CAP CORE* (8)
 Accumulation Unit Value, Beginning of Period                $10.000   $11.073
 Accumulation Unit Value, End of Period                      $11.073   $ 7.826
 Number of Units Outstanding, End of Period                        0         0
VAN KAMPEN UIF U.S. REAL ESTATE**
 Accumulation Unit Value, Beginning of Period                     --   $10.000
 Accumulation Unit Value, End of Period                           --     8,956
 Number of Units Outstanding, End of Period                       --         0
VAN KAMPEN UIF VALUE *
 Accumulation Unit Value, Beginning of Period                $10.000   $10.791
 Accumulation Unit Value, End of Period                      $10.791   $ 8.249
 Number of Units Outstanding, End of Period                        0         0

+ The Allstate Provider Advantage Contracts were first offered on September 17, 2001. All Variable Sub-Accounts (except those indicated with one or two asterisks) were first offered under the Allstate Provider Advantage Contracts on September 17, 2001.

* These Variable Sub-Accounts were first offered under the Allstate Provider Advantage Contracts on November 1, 2001.

**These Variable Sub-Accounts were first offered under the Allstate Provider Advantage Contracts on May 1, 2002.

                                  56 PROSPECTUS

(1) The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.70.
(2) Effective September 30, 2002, the AIM V.I. Core Equity Fund changed its investment objective from growth of capital with a secondary objective of current income, to growth of capital.
(3) Effective May 1, 2002, the Franklin Global Health Care Portfolio merged into the Franklin Small Cap Fund. Accordingly, for administrative convenience, on May 1, 2002, we combined the Franklin Global Health Care Variable Sub-Account into the Franklin Small Cap Variable Sub-Account.
(4) Effective May 1, 2003 the Franklin Technology Securities Fund merged into the Franklin Small Cap Fund. Accordingly, for administrative convenience, on May 1, 2003, we combined the Franklin Technology Securities Variable Sub-Account into the Franklin Small Cap Variable Sub-Account.
(5) Effective 5/1/03 the LSA Focused Equity Fund and the LSA Growth Equity Fund changed their names to LSA Equity Growth Fund and LSA Capital Growth Fund, respectively. We have made a corresponding change in the name of the Variable Sub-Account that invest in that Portfolio.
(6) Effective May 1, 2003, the Portfolio changed its name from the Oppenheimer Main Street Growth and Income Fund to the Oppenheimer Main Street Fund. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.
(7) Effective May 1, 2003, the Portfolio changed its name from the Putnam VT International Growth Fund to the Putnam VT International Equity Fund. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.
(8) Effective May 1, 2003, the Portfolio changed its name from the Van Kampen UIF Mid Cap Value Portfolio to the Van Kampen UIF U.S. Mid Cap Core Portfolio. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

                                       57 PROSPECTUS

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE INCOME BENEFIT RIDER/1/
--------------------------------------------------------------------------------


ALLSTATE PROVIDER ADVANTAGE CONTRACTS
FOR THE YEARS BEGINNING JANUARY 1+ AND ENDING DECEMBER 31,
                                                                2001      2002
Variable Sub-Accounts
AIM V.I. AGGRESSIVE GROWTH*
 Accumulation Unit Value, Beginning of Period               $ 10.000   $10.661
 Accumulation Unit Value, End of Period                     $ 10.661   $ 8.096
 Number of Units Outstanding, End of Period                        0         0
AIM V.I. BALANCED
 Accumulation Unit Value, Beginning of Period               $ 10.000   $11.284
 Accumulation Unit Value, End of Period                     $ 11.284   $ 9.186
 Number of Units Outstanding, End of Period                        0       388
AIM V.I. CAPITAL APPRECIATION
 Accumulation Unit Value, Beginning of Period               $ 10.000   $12.610
 Accumulation Unit Value, End of Period                     $ 12.610   $ 9.367
 Number of Units Outstanding, End of Period                        0         0
AIM V.I. CORE EQUITY (2)
 Accumulation Unit Value, Beginning of Period               $ 10.000   $12.382
 Accumulation Unit Value, End of Period                     $ 12.382   $10.265
 Number of Units Outstanding, End of Period                        0         0
AIM V.I. DENT DEMOGRAPHIC TRENDS*
 Accumulation Unit Value, Beginning of Period               $ 10.000   $11.036
 Accumulation Unit Value, End of Period                     $ 11.036   $ 7.348
 Number of Units Outstanding, End of Period                        0         0
AIM V.I. DIVERSIFIED INCOME*
 Accumulation Unit Value, Beginning of Period               $ 10.000   $ 9.772
 Accumulation Unit Value, End of Period                     $  9.772   $ 9.816
 Number of Units Outstanding, End of Period                        0         0
AIM V.I. GROWTH
 Accumulation Unit Value, Beginning of Period               $ 10.000   $11.621
 Accumulation Unit Value, End of Period                     $ 11.621   $ 7.877
 Number of Units Outstanding, End of Period                        0         0
AIM V.I. INTERNATIONAL GROWTH*
 Accumulation Unit Value, Beginning of Period               $ 10.000   $10.213
 Accumulation Unit Value, End of Period                     $ 10.213   $ 8.457
 Number of Units Outstanding, End of Period                        0         0
AIM V.I. PREMIER EQUITY
 Accumulation Unit Value, Beginning of Period               $ 10.000   $11.844
 Accumulation Unit Value, End of Period                     $ 11.844   $ 8.111
 Number of Units Outstanding, End of Period                        0         0
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH*
 Accumulation Unit Value, Beginning of Period               $ 10.000   $10.520
 Accumulation Unit Value, End of Period                     $ 10.520   $ 7.340
 Number of Units Outstanding, End of Period                        0         0
DREYFUS STOCK INDEX*
 Accumulation Unit Value, Beginning of Period               $ 10.000   $10.579
 Accumulation Unit Value, End of Period                     $ 10.579   $ 8.065
 Number of Units Outstanding, End of Period                        0         0
DREYFUS VIF GROWTH & INCOME*
 Accumulation Unit Value, Beginning of Period               $ 10.000   $10.714
 Accumulation Unit Value, End of Period                     $ 10.714   $ 7.856
 Number of Units Outstanding, End of Period                        0         0

                                 58 PROSPECTUS

DREYFUS VIF MONEY MARKET*
 Accumulation Unit Value, Beginning of Period               $ 10.000   $10.006
 Accumulation Unit Value, End of Period                     $ 10.006   $ 9.970
 Number of Units Outstanding, End of Period                        0         0
FIDELITY VIP ASSET MANAGER: GROWTH SERVICE CLASS 2*
 Accumulation Unit Value, Beginning of Period               $ 10.000   $10.610
 Accumulation Unit Value, End of Period                     $ 10.610   $ 8.770
 Number of Units Outstanding, End of Period                        0         0
FIDELITY VIP CONTRAFUND(R) SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period               $ 10.000   $11.417
 Accumulation Unit Value, End of Period                     $ 11.417   $10.135
 Number of Units Outstanding, End of Period                        0       183
FIDELITY VIP EQUITY-INCOME SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period               $ 10.000   $11.695
 Accumulation Unit Value, End of Period                     $ 11.695   $ 9.514
 Number of Units Outstanding, End of Period                        0       534
FIDELITY VIP GROWTH SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period               $ 10.000   $12.415
 Accumulation Unit Value, End of Period                     $ 12.415   $ 8.498
 Number of Units Outstanding, End of Period                        0         0
FIDELITY VIP HIGH INCOME SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period               $ 10.000   $10.157
 Accumulation Unit Value, End of Period                     $ 10.157   $10.304
 Number of Units Outstanding, End of Period                        0         0
FRANKLIN SMALL CAP*(3)
 Accumulation Unit Value, Beginning of Period               $ 10.000   $11.179
 Accumulation Unit Value, End of Period                     $ 11.179   $ 7.829
 Number of Units Outstanding, End of Period                        0         0
FRANKLIN TECHNOLOGY SECURITIES*(4)
 Accumulation Unit Value, Beginning of Period               $ 10.000   $11.578
 Accumulation Unit Value, End of Period                     $11.5783   $ 6.378
 Number of Units Outstanding, End of Period                        0         0
MUTUAL SHARES SECURITIES*
 Accumulation Unit Value, Beginning of Period               $ 10.000   $10.597
 Accumulation Unit Value, End of Period                     $ 10.597   $ 9.177
 Number of Units Outstanding, End of Period                        0         0
TEMPLETON DEVELOPING MARKETS SECURITIES- CLASS 2*
 Accumulation Unit Value, Beginning of Period               $ 10.000   $10.960
 Accumulation Unit Value, End of Period                     $ 10.960   $10.747
 Number of Units Outstanding, End of Period                        0         0
TEMPLETON FOREIGN SECURITIES - CLASS 2*
 Accumulation Unit Value, Beginning of Period               $ 10.000   $10.507
 Accumulation Unit Value, End of Period                     $ 10.507   $ 8.403
 Number of Units Outstanding, End of Period                        0         0
GOLDMAN SACHS VIT CORE/SM /SMALL CAP EQUITY*
 Accumulation Unit Value, Beginning of Period               $ 10.000   $11.267
 Accumulation Unit Value, End of Period                     $ 11.267   $ 9.408
 Number of Units Outstanding, End of Period                        0         0

                                 59 PROSPECTUS

GOLDMAN SACHS VIT CORE/SM/ U.S. EQUITY *
 Accumulation Unit Value, Beginning of Period               $ 10.000   $10.566
 Accumulation Unit Value, End of Period                     $ 10.566   $ 8.104
 Number of Units Outstanding, End of Period                        0         0
LSA CAPITAL GROWTH *(5)
 Accumulation Unit Value, Beginning of Period               $ 10.000   $10.572
 Accumulation Unit Value, End of Period                     $ 10.572   $ 7.848
 Number of Units Outstanding, End of Period                        0         0
LSA DIVERSIFIED MID-CAP**
 Accumulation Unit Value, Beginning of Period                     --   $10.000
 Accumulation Unit Value, End of Period                           --   $ 7.754
 Number of Units Outstanding, End of Period                       --         0
LSA EQUITY GROWTH*(5)
 Accumulation Unit Value, Beginning of Period               $ 10.000   $10.500
 Accumulation Unit Value, End of Period                     $ 10.500   $ 7.237
 Number of Units Outstanding, End of Period                        0         0
MFS EMERGING GROWTH SERVICE CLASS
 Accumulation Unit Value, Beginning of Period               $ 10.000   $12.743
 Accumulation Unit Value, End of Period                     $ 12.743   $ 8.277
 Number of Units Outstanding, End of Period                      102       823
MFS INVESTORS TRUST SERVICE CLASS
 Accumulation Unit Value, Beginning of Period               $ 10.000   $11.537
 Accumulation Unit Value, End of Period                     $ 11.537   $ 8.933
 Number of Units Outstanding, End of Period                        0       699
MFS NEW DISCOVERY SERVICE CLASS
 Accumulation Unit Value, Beginning of Period               $ 10.000   $13.146
 Accumulation Unit Value, End of Period                     $ 13.146   $ 8.804
 Number of Units Outstanding, End of Period                        0       253
MFS RESEARCH SERVICE CLASS
 Accumulation Unit Value, Beginning of Period               $ 10.000   $11.940
 Accumulation Unit Value, End of Period                     $ 11.940   $ 8.826
 Number of Units Outstanding, End of Period                        0         0
MFS UTILITIES SERVICE CLASS
 Accumulation Unit Value, Beginning of Period               $ 10.000   $10.013
 Accumulation Unit Value, End of Period                     $ 10.013   $ 7.581
 Number of Units Outstanding, End of Period                        0         0
OPPENHEIMER AGGRESSIVE GROWTH
 Accumulation Unit Value, Beginning of Period               $ 10.000   $11.546
 Accumulation Unit Value, End of Period                     $ 11.546   $ 8.187
 Number of Units Outstanding, End of Period                        0         0
OPPENHEIMER CAPITAL APPRECIATION
 Accumulation Unit Value, Beginning of Period               $ 10.000   $12.226
 Accumulation Unit Value, End of Period                     $ 12.226   $ 8.781
 Number of Units Outstanding, End of Period                      105       658
OPPENHEIMER GLOBAL SECURITIES
 Accumulation Unit Value, Beginning of Period               $ 10.000   $12.364
 Accumulation Unit Value, End of Period                     $ 12.364   $ 9.454
 Number of Units Outstanding, End of Period                        0         0
OPPENHEIMER MAIN STREET (6)
 Accumulation Unit Value, Beginning of Period               $ 10.000   $11.472
 Accumulation Unit Value, End of Period                     $ 11.472   $ 9.148
 Number of Units Outstanding, End of Period                        0       682

                                 60 PROSPECTUS

OPPENHEIMER STRATEGIC BOND
 Accumulation Unit Value, Beginning of Period               $ 10.000   $10.377
 Accumulation Unit Value, End of Period                     $ 10.377   $10.948
 Number of Units Outstanding, End of Period                      123         0
PUTNAM VT GROWTH AND INCOME  CLASS IB
 Accumulation Unit Value, Beginning of Period               $ 10.000   $11.377
 Accumulation Unit Value, End of Period                     $ 11.377   $ 9.051
 Number of Units Outstanding, End of Period                        0         0
PUTNAM VT GROWTH OPPORTUNITIES  CLASS IB
 Accumulation Unit Value, Beginning of Period               $ 10.000   $12.241
 Accumulation Unit Value, End of Period                     $ 12.241   $ 8.475
 Number of Units Outstanding, End of Period                        0         0
PUTNAM VT HEALTH SCIENCES CLASS IB
 Accumulation Unit Value, Beginning of Period               $ 10.000   $110.45
 Accumulation Unit Value, End of Period                     $ 110.45   $ 8.640
 Number of Units Outstanding, End of Period                        0         0
PUTNAM VT INTERNATIONAL EQUITY*(7)
 Accumulation Unit Value, Beginning of Period               $ 10.000   $10.399
 Accumulation Unit Value, End of Period                     $ 10.399   $ 8.408
 Number of Units Outstanding, End of Period                        0         0
PUTNAM VT NEW VALUE CLASS IB
 Accumulation Unit Value, Beginning of Period               $ 10.000   $11.848
 Accumulation Unit Value, End of Period                     $ 11.848   $ 9.819
 Number of Units Outstanding, End of Period                        0       732
PUTNAM VT RESEARCH CLASS IB*
 Accumulation Unit Value, Beginning of Period               $ 10.000   $12.945
 Accumulation Unit Value, End of Period                     $ 12.945   $ 8.333
 Number of Units Outstanding, End of Period                        0         0
VAN KAMPEN UIF CORE PLUS FIXED INCOME*
 Accumulation Unit Value, Beginning of Period               $ 10.000   $ 9.901
 Accumulation Unit Value, End of Period                     $  9.901   $10.435
 Number of Units Outstanding, End of Period                        0         0
VAN KAMPEN UIF GLOBAL VALUE EQUITY*
 Accumulation Unit Value, Beginning of Period               $ 10.000   $10.378
 Accumulation Unit Value, End of Period                     $ 10.378   $ 8.472
 Number of Units Outstanding, End of Period                        0         0
VAN KAMPEN UIF U.S. MID CAP CORE* (8)
 Accumulation Unit Value, Beginning of Period               $ 10.000   $11.073
 Accumulation Unit Value, End of Period                     $ 11.073   $ 7.826
 Number of Units Outstanding, End of Period                        0         0
VAN KAMPEN UIF U.S. REAL ESTATE**
 Accumulation Unit Value, Beginning of Period                     --   $10.000
 Accumulation Unit Value, End of Period                           --     8.956
 Number of Units Outstanding, End of Period                       --         0
VAN KAMPEN UIF VALUE *
 Accumulation Unit Value, Beginning of Period               $ 10.000   $10.791
 Accumulation Unit Value, End of Period                     $ 10.791   $ 8.249
 Number of Units Outstanding, End of Period                        0         0

+ The Allstate Provider Advantage Contracts were first offered on September 17, 2001. All Variable Sub-Accounts (except those indicated with one or two asterisks) were first offered under the Allstate Provider Advantage Contracts on [September 17, 2001].

* These Variable Sub-Accounts were first offered under the Allstate Provider Advantage Contracts on November 1, 2001.

**These Variable Sub-Accounts were first offered under the Allstate Provider Advantage Contracts on May 1, 2002.


                                  61 PROSPECTUS

(1) The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.70.
 (2) Effective September 30, 2002, the AIM V.I. Core Equity Fund changed its investment objective from growth of capital with a secondary objective of current income, to growth of capital.
(3) Effective May 1, 2002, the Franklin Global Health Care Portfolio merged into the Franklin Small Cap Fund. Accordingly, for administrative convenience, on May 1, 2002, we combined the Franklin Global Health Care Variable Sub-Account into the Franklin Small Cap Variable Sub-Account.
(4) Effective May 1, 2003 the Franklin Technology Securities Fund merged into the Franklin Small Cap Fund. Accordingly, for administrative convenience, on May 1, 2003, we combined the Franklin Technology Securities Variable Sub-Account into the Franklin Small Cap Variable Sub-Account.
(5) Effective 5/1/03 the LSA Focused Equity Fund and the LSA Growth Equity Fund changed their names to LSA Equity Growth Fund and LSA Capital Growth Fund, respectively. We have made a corresponding change in the name of the Variable Sub-Account that invest in that Portfolio.
(6) Effective May 1, 2003, the Portfolio changed its name from the Oppenheimer Main Street Growth and Income Fund to the Oppenheimer Main Street Fund. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.
(7) Effective May 1, 2003, the Portfolio changed its name from the Putnam VT International Growth Fund to the Putnam VT International Equity Fund. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.
(8) Effective May 1, 2003, the Portfolio changed its name from the Van Kampen UIF Mid Cap Value Portfolio to the Van Kampen UIF U.S. Mid Cap Core Portfolio. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.


                                  62 PROSPECTUS

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE INCOME BENEFIT AND ENHANCED DEATH BENEFIT RIDERS/1/
--------------------------------------------------------------------------------


ALLSTATE PROVIDER ADVANTAGE CONTRACTS
FOR THE YEARS BEGINNING JANUARY 1+ AND ENDING DECEMBER 31,
                                                              2001      2002
Variable Sub-Accounts
AIM V.I. AGGRESSIVE GROWTH*
 Accumulation Unit Value, Beginning of Period                $10.000   $10.656
 Accumulation Unit Value, End of Period                      $10.656   $ 8.072
 Number of Units Outstanding, End of Period                        0         0
AIM V.I. BALANCED
 Accumulation Unit Value, Beginning of Period                $10.000   $11.276
 Accumulation Unit Value, End of Period                      $11.276   $ 9.156
 Number of Units Outstanding, End of Period                        0         0
AIM V.I. CAPITAL APPRECIATION
 Accumulation Unit Value, Beginning of Period                $10.000   $12.601
 Accumulation Unit Value, End of Period                      $12.601   $ 9.336
 Number of Units Outstanding, End of Period                        0         0
AIM V.I. CORE EQUITY (2)
 Accumulation Unit Value, Beginning of Period                $10.000   $12.374
 Accumulation Unit Value, End of Period                      $12.374   $10.231
 Number of Units Outstanding, End of Period                        0         0
AIM V.I. DENT DEMOGRAPHIC TRENDS*
 Accumulation Unit Value, Beginning of Period                $10.000   $11.032
 Accumulation Unit Value, End of Period                      $11.032   $ 7.326
 Number of Units Outstanding, End of Period                        0         0
AIM V.I. DIVERSIFIED INCOME*
 Accumulation Unit Value, Beginning of Period                $10.000   $ 9.768
 Accumulation Unit Value, End of Period                      $ 9.768   $ 9.787
 Number of Units Outstanding, End of Period                        0         0
AIM V.I. GROWTH
 Accumulation Unit Value, Beginning of Period                $10.000   $11.613
 Accumulation Unit Value, End of Period                      $11.613   $ 7.852
 Number of Units Outstanding, End of Period                        0         0
AIM V.I. INTERNATIONAL GROWTH*
 Accumulation Unit Value, Beginning of Period                $10.000   $10.208
 Accumulation Unit Value, End of Period                      $10.208   $ 8.432
 Number of Units Outstanding, End of Period                        0         0
AIM V.I. PREMIER EQUITY
 Accumulation Unit Value, Beginning of Period                $10.000   $11.836
 Accumulation Unit Value, End of Period                      $11.836   $ 8.085
 Number of Units Outstanding, End of Period                        0         0
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH*
 Accumulation Unit Value, Beginning of Period                $10.000   $10.516
 Accumulation Unit Value, End of Period                      $10.516   $ 7.318
 Number of Units Outstanding, End of Period                        0         0
DREYFUS STOCK INDEX*
 Accumulation Unit Value, Beginning of Period                $10.000   $10.575
 Accumulation Unit Value, End of Period                      $10.575   $ 8.041
 Number of Units Outstanding, End of Period                        0         0
DREYFUS VIF GROWTH & INCOME*
 Accumulation Unit Value, Beginning of Period                $10.000   $10.710
 Accumulation Unit Value, End of Period                      $10.710   $ 7.833
 Number of Units Outstanding, End of Period                        0         0

                                 63 PROSPECTUS

DREYFUS VIF MONEY MARKET*
 Accumulation Unit Value, Beginning of Period                $10.000   $10.002
 Accumulation Unit Value, End of Period                      $10.002   $ 9.940
 Number of Units Outstanding, End of Period                        0         0
FIDELITY VIP ASSET MANAGER: GROWTH SERVICE CLASS 2*
 Accumulation Unit Value, Beginning of Period                $10.000   $10.606
 Accumulation Unit Value, End of Period                      $10.606   $ 8.744
 Number of Units Outstanding, End of Period                        0         0
FIDELITY VIP CONTRAFUND(R) SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                $10.000   $11.409
 Accumulation Unit Value, End of Period                      $11.409   $10.102
 Number of Units Outstanding, End of Period                      575       575
FIDELITY VIP EQUITY-INCOME SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                $10.000   $11.686
 Accumulation Unit Value, End of Period                      $11.686   $ 9.483
 Number of Units Outstanding, End of Period                        0       616
FIDELITY VIP GROWTH SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                $10.000   $12.406
 Accumulation Unit Value, End of Period                      $12.406   $ 8.470
 Number of Units Outstanding, End of Period                        0         0
FIDELITY VIP HIGH INCOME SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                $10.000   $10.150
 Accumulation Unit Value, End of Period                      $10.150   $10.270
 Number of Units Outstanding, End of Period                        0         0
FRANKLIN SMALL CAP*(3)
 Accumulation Unit Value, Beginning of Period                $10.000   $11.174
 Accumulation Unit Value, End of Period                      $11.174   $ 7.805
 Number of Units Outstanding, End of Period                        0         0
FRANKLIN TECHNOLOGY SECURITIES*(4)
 Accumulation Unit Value, Beginning of Period                $10.000   $11.573
 Accumulation Unit Value, End of Period                      $11.573   $ 6.359
 Number of Units Outstanding, End of Period                        0         0
MUTUAL SHARES SECURITIES*
 Accumulation Unit Value, Beginning of Period                $10.000   $10.593
 Accumulation Unit Value, End of Period                      $10.593   $ 9.150
 Number of Units Outstanding, End of Period                        0         0
TEMPLETON DEVELOPING MARKETS SECURITIES- CLASS 2*
 Accumulation Unit Value, Beginning of Period                $10.000   $10.956
 Accumulation Unit Value, End of Period                      $10.956   $10.715
 Number of Units Outstanding, End of Period                        0         0
TEMPLETON FOREIGN SECURITIES - CLASS 2*
 Accumulation Unit Value, Beginning of Period                $10.000   $10.503
 Accumulation Unit Value, End of Period                      $10.503   $ 8.378
 Number of Units Outstanding, End of Period                        0         0
GOLDMAN SACHS VIT CORE/SM /SMALL CAP EQUITY*
 Accumulation Unit Value, Beginning of Period                $10.000   $11.262
 Accumulation Unit Value, End of Period                      $11.262   $ 9.380
 Number of Units Outstanding, End of Period                        0         0

                                 64 PROSPECTUS

GOLDMAN SACHS VIT CORE/SM/ U.S. EQUITY *
 Accumulation Unit Value, Beginning of Period                $10.000   $10.562
 Accumulation Unit Value, End of Period                      $10.562   $ 8.080
 Number of Units Outstanding, End of Period                        0         0
LSA CAPITAL GROWTH *(5)
 Accumulation Unit Value, Beginning of Period                $10.000   $10.568
 Accumulation Unit Value, End of Period                      $10.568   $ 7.825
 Number of Units Outstanding, End of Period                        0         0
LSA DIVERSIFIED MID-CAP**
 Accumulation Unit Value, Beginning of Period                     --   $10.000
 Accumulation Unit Value, End of Period                           --   $ 7.741
 Number of Units Outstanding, End of Period                       --         0
LSA EQUITY GROWTH*(5)
 Accumulation Unit Value, Beginning of Period                $10.000   $10.496
 Accumulation Unit Value, End of Period                      $10.496   $ 7.215
 Number of Units Outstanding, End of Period                        0         0
MFS EMERGING GROWTH SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                $10.000   $12.734
 Accumulation Unit Value, End of Period                      $12.734   $ 8.250
 Number of Units Outstanding, End of Period                        0         0
MFS INVESTORS TRUST SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                $10.000   $11.529
 Accumulation Unit Value, End of Period                      $11.529   $ 8.904
 Number of Units Outstanding, End of Period                        0         0
MFS NEW DISCOVERY SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                $10.000   $13.137
 Accumulation Unit Value, End of Period                      $13.137   $ 8.775
 Number of Units Outstanding, End of Period                        0         0
MFS RESEARCH SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                $10.000   $11.932
 Accumulation Unit Value, End of Period                      $11.932   $ 8.798
 Number of Units Outstanding, End of Period                        0         0
MFS UTILITIES SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                $10.000   $10.006
 Accumulation Unit Value, End of Period                      $10.006   $ 7.556
 Number of Units Outstanding, End of Period                        0         0
OPPENHEIMER AGGRESSIVE GROWTH
 Accumulation Unit Value, Beginning of Period                $10.000   $11.538
 Accumulation Unit Value, End of Period                      $11.538   $ 8.161
 Number of Units Outstanding, End of Period                        0         0
OPPENHEIMER CAPITAL APPRECIATION
 Accumulation Unit Value, Beginning of Period                $10.000   $12.217
 Accumulation Unit Value, End of Period                      $12.217   $ 8.752
 Number of Units Outstanding, End of Period                        0     1,291
OPPENHEIMER GLOBAL SECURITIES
 Accumulation Unit Value, Beginning of Period                $10.000   $12.356
 Accumulation Unit Value, End of Period                      $12.356   $ 9.423
 Number of Units Outstanding, End of Period                        0         0
OPPENHEIMER MAIN STREET (6)
 Accumulation Unit Value, Beginning of Period                $10.000   $11.464
 Accumulation Unit Value, End of Period                      $11.464   $ 9.118
 Number of Units Outstanding, End of Period                        0         0

                                 66 PROSPECTUS

OPPENHEIMER STRATEGIC BOND
 Accumulation Unit Value, Beginning of Period                $10.000   $10.369
 Accumulation Unit Value, End of Period                      $10.369   $10.913
 Number of Units Outstanding, End of Period                        0         0
PUTNAM VT GROWTH AND INCOME  CLASS IB
 Accumulation Unit Value, Beginning of Period                $10.000   $11.369
 Accumulation Unit Value, End of Period                      $11.369   $ 9.021
 Number of Units Outstanding, End of Period                        0         0
PUTNAM VT GROWTH OPPORTUNITIES  CLASS IB
 Accumulation Unit Value, Beginning of Period                $10.000   $12.232
 Accumulation Unit Value, End of Period                      $12.232   $ 8.448
 Number of Units Outstanding, End of Period                        0         0
PUTNAM VT HEALTH SCIENCES CLASS IB
 Accumulation Unit Value, Beginning of Period                $10.000   $11.037
 Accumulation Unit Value, End of Period                      $11.037   $ 8.612
 Number of Units Outstanding, End of Period                      587       586
PUTNAM VT INTERNATIONAL EQUITY*(7)
 Accumulation Unit Value, Beginning of Period                $10.000   $10.395
 Accumulation Unit Value, End of Period                      $10.395   $ 8.383
 Number of Units Outstanding, End of Period                        0         0
PUTNAM VT NEW VALUE CLASS IB
 Accumulation Unit Value, Beginning of Period                $10.000   $11.840
 Accumulation Unit Value, End of Period                      $11.840   $ 9.787
 Number of Units Outstanding, End of Period                        0         0
PUTNAM VT RESEARCH CLASS IB*
 Accumulation Unit Value, Beginning of Period                $10.000   $12.936
 Accumulation Unit Value, End of Period                      $12.936   $ 8.308
 Number of Units Outstanding, End of Period                        0         0
VAN KAMPEN UIF CORE PLUS FIXED INCOME*
 Accumulation Unit Value, Beginning of Period                $10.000   $ 9.897
 Accumulation Unit Value, End of Period                      $ 9.897   $10.404
 Number of Units Outstanding, End of Period                        0         0
VAN KAMPEN UIF GLOBAL VALUE EQUITY*
 Accumulation Unit Value, Beginning of Period                $10.000   $10.373
 Accumulation Unit Value, End of Period                      $10.373   $ 8.447
 Number of Units Outstanding, End of Period                        0         0
VAN KAMPEN UIF U.S. MID CAP CORE* /(//8//)/
 Accumulation Unit Value, Beginning of Period                $10.000   $11.068
 Accumulation Unit Value, End of Period                      $11.068   $ 7.803
 Number of Units Outstanding, End of Period                        0         0
VAN KAMPEN UIF U.S. REAL ESTATE**
 Accumulation Unit Value, Beginning of Period                     --   $10.000
 Accumulation Unit Value, End of Period                           --   $ 8.941
 Number of Units Outstanding, End of Period                       --         0
VAN KAMPEN UIF VALUE *
 Accumulation Unit Value, Beginning of Period                $10.000   $10.786
 Accumulation Unit Value, End of Period                      $10.786   $ 8.224
 Number of Units Outstanding, End of Period                        0         0

+ The Allstate Provider Advantage Contracts were first offered on September 17, 2001. All Variable Sub-Accounts (except those indicated with one or two asterisks) were first offered under the Allstate Provider Advantage Contracts on September 17, 2001.

* These Variable Sub-Accounts were first offered under the Allstate Provider Advantage Contracts on [November 1, 2001.

**These Variable Sub-Accounts were first offered under the Allstate Provider Advantage Contracts on May 1, 2002.


                                  66 PROSPECTUS

(1) The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.95%.
(2) Effective September 30, 2002, the AIM V.I. Core Equity Fund changed its investment objective from growth of capital with a secondary objective of current income, to growth of capital.
(3) Effective May 1, 2002, the Franklin Global Health Care Portfolio merged into the Franklin Small Cap Fund. Accordingly, for administrative convenience, on May 1, 2002, we combined the Franklin Global Health Care Variable Sub-Account into the Franklin Small Cap Variable Sub-Account.
(4) Effective May 1, 2003 the Franklin Technology Securities Fund merged into the Franklin Small Cap Fund. Accordingly, for administrative convenience, on May 1, 2003, we combined the Franklin Technology Securities Variable Sub-Account into the Franklin Small Cap Variable Sub-Account.
(5) Effective 5/1/03 the LSA Focused Equity Fund and the LSA Growth Equity Fund changed their names to LSA Equity Growth Fund and LSA Capital Growth Fund, respectively. We have made a corresponding change in the name of the Variable Sub-Account that invest in that Portfolio.
(6) Effective May 1, 2003, the Portfolio changed its name from the Oppenheimer Main Street Growth and Income Fund to the Oppenheimer Main Street Fund. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.
(7) Effective May 1, 2003, the Portfolio changed its name from the Putnam VT International Growth Fund to the Putnam VT International Equity Fund. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.
(8) Effective May 1, 2003, the Portfolio changed its name from the Van Kampen UIF Mid Cap Value Portfolio to the Van Kampen UIF U.S. Mid Cap Core Portfolio. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.


                                  67 PROSPECTUS

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED (BASE POLICY)/1/
--------------------------------------------------------------------------------


ALLSTATE PROVIDER EXTRA CONTRACTS
FOR THE YEARS BEGINNING JANUARY 1+ AND ENDING DECEMBER 31,
                                                             2001      2002
Variable Sub-Accounts
AIM V.I. AGGRESSIVE GROWTH
 Accumulation Unit Value, Beginning of Period                $10.000   $10.614
 Accumulation Unit Value, End of Period                      $10.614   $ 8.085
 Number of Units Outstanding, End of Period                        0       833
AIM V.I. BALANCED
 Accumulation Unit Value, Beginning of Period                $10.000   $10.288
 Accumulation Unit Value, End of Period                      $10.288   $ 8.401
 Number of Units Outstanding, End of Period                        0     1,955
AIM V.I. CAPITAL APPRECIATION
 Accumulation Unit Value, Beginning of Period                $10.000   $10.802
 Accumulation Unit Value, End of Period                      $10.802   $ 8.049
 Number of Units Outstanding, End of Period                        0         0
AIM V.I. CORE EQUITY (2)
 Accumulation Unit Value, Beginning of Period                $10.000   $10.589
 Accumulation Unit Value, End of Period                      $10.589   $ 8.805
 Number of Units Outstanding, End of Period                        0         0
AIM V.I. DENT DEMOGRAPHIC TRENDS
 Accumulation Unit Value, Beginning of Period                $10.000   $10.956
 Accumulation Unit Value, End of Period                      $10.956   $ 7.316
 Number of Units Outstanding, End of Period                        0         0
AIM V.I. DIVERSIFIED INCOME
 Accumulation Unit Value, Beginning of Period                $10.000   $ 9.846
 Accumulation Unit Value, End of Period                      $ 9.846   $ 9.921
 Number of Units Outstanding, End of Period                        0       393
AIM V.I. GROWTH
 Accumulation Unit Value, Beginning of Period                $10.000   $10.460
 Accumulation Unit Value, End of Period                      $10.460   $ 7.112
 Number of Units Outstanding, End of Period                        0         0
AIM V.I. INTERNATIONAL GROWTH
 Accumulation Unit Value, Beginning of Period                $10.000   $10.184
 Accumulation Unit Value, End of Period                      $10.184   $ 8.459
 Number of Units Outstanding, End of Period                        0         0
AIM V.I. PREMIER EQUITY
 Accumulation Unit Value, Beginning of Period                $10.000   $10.503
 Accumulation Unit Value, End of Period                      $10.503   $ 7.215
 Number of Units Outstanding, End of Period                        0         0
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH
 Accumulation Unit Value, Beginning of Period                $10.000   $10.494
 Accumulation Unit Value, End of Period                      $10.494   $ 7.343
 Number of Units Outstanding, End of Period                        0         0
DREYFUS STOCK INDEX
 Accumulation Unit Value, Beginning of Period                $10.000   $10.555
 Accumulation Unit Value, End of Period                      $10.555   $ 8.071
 Number of Units Outstanding, End of Period                        0     1,023

                                 68 PROSPECTUS

DREYFUS VIF GROWTH & INCOME
 Accumulation Unit Value, Beginning of Period                $10.000   $10.657
 Accumulation Unit Value, End of Period                      $10.657   $ 7.838
 Number of Units Outstanding, End of Period                        0         0
DREYFUS VIF MONEY MARKET
 Accumulation Unit Value, Beginning of Period                $10.000   $10.010
 Accumulation Unit Value, End of Period                      $10.010   $10.005
 Number of Units Outstanding, End of Period                        0    13,471
FIDELITY VIP ASSET MANAGER: GROWTH SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                $10.000   $10.625
 Accumulation Unit Value, End of Period                      $10.625   $ 8.809
 Number of Units Outstanding, End of Period                        0         0
FIDELITY VIP CONTRAFUND(R) SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                $10.000   $10.424
 Accumulation Unit Value, End of Period                      $10.424   $ 9.281
 Number of Units Outstanding, End of Period                        0         0
FIDELITY VIP EQUITY-INCOME SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                $10.000   $10.635
 Accumulation Unit Value, End of Period                      $10.635   $ 8.678
 Number of Units Outstanding, End of Period                        0       997
FIDELITY VIP GROWTH SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                $10.000   $10.680
 Accumulation Unit Value, End of Period                      $10.680   $ 7.333
 Number of Units Outstanding, End of Period                        0       590
FIDELITY VIP HIGH INCOME SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                $10.000   $10.250
 Accumulation Unit Value, End of Period                      $10.250   $10.429
 Number of Units Outstanding, End of Period                        0         0
FRANKLIN SMALL CAP(3)
 Accumulation Unit Value, Beginning of Period                $10.000   $11.185
 Accumulation Unit Value, End of Period                      $11.185   $ 7.857
 Number of Units Outstanding, End of Period                        0       553
FRANKLIN TECHNOLOGY SECURITIES*(4)
 Accumulation Unit Value, Beginning of Period                $10.000   $11.534
 Accumulation Unit Value, End of Period                      $11.534   $ 6.373
 Number of Units Outstanding, End of Period                        0       372
MUTUAL SHARES SECURITIES
 Accumulation Unit Value, Beginning of Period                $10.000   $10.595
 Accumulation Unit Value, End of Period                      $10.595   $ 9.203
 Number of Units Outstanding, End of Period                        0       326
TEMPLETON DEVELOPING MARKETS SECURITIES - CLASS 2
 Accumulation Unit Value, Beginning of Period                $10.000   $10.941
 Accumulation Unit Value, End of Period                      $10.941   $10.761
 Number of Units Outstanding, End of Period                        0         0
TEMPLETON FOREIGN SECURITIES - CLASS 2
 Accumulation Unit Value, Beginning of Period                $10.000   $10.503
 Accumulation Unit Value, End of Period                      $10.503     8.425
 Number of Units Outstanding, End of Period                        0         0

                                 69 PROSPECTUS

GOLDMAN SACHS VIT CORE/SM /SMALL CAP EQUITY
 Accumulation Unit Value, Beginning of Period                $10.000   $11.320
 Accumulation Unit Value, End of Period                      $11.320   $ 9.481
 Number of Units Outstanding, End of Period                        0     2,076
GOLDMAN SACHS VIT CORE/SM/ U.S. EQUITY
 Accumulation Unit Value, Beginning of Period                $10.000   $10.541
 Accumulation Unit Value, End of Period                      $10.541   $ 8.110
 Number of Units Outstanding, End of Period                        0         0
LSA CAPITAL GROWTH (5)
 Accumulation Unit Value, Beginning of Period                $10.000   $10.541
 Accumulation Unit Value, End of Period                      $10.541   $ 7.852
 Number of Units Outstanding, End of Period                        0       385
LSA DIVERSIFIED MID CAP EQUITY
 Accumulation Unit Value, Beginning of Period                     --   $10.000
 Accumulation Unit Value, End of Period                           --   $ 7.770
 Number of Units Outstanding, End of Period                       --         0
LSA EQUITY GROWTH(5)
 Accumulation Unit Value, Beginning of Period                $10.000   $10.467
 Accumulation Unit Value, End of Period                      $10.467   $ 7.236
 Number of Units Outstanding, End of Period                        0       808
MFS EMERGING GROWTH SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                $10.000   $10.867
 Accumulation Unit Value, End of Period                      $10.867   $ 7.080
 Number of Units Outstanding, End of Period                        0         0
MFS INVESTORS TRUST SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                $10.000   $10.377
 Accumulation Unit Value, End of Period                      $10.377   $ 8.059
 Number of Units Outstanding, End of Period                        0       452
MFS NEW DISCOVERY SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                $10.000   $11.635
 Accumulation Unit Value, End of Period                      $11.635   $ 7.815
 Number of Units Outstanding, End of Period                        0       574
MFS RESEARCH SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                $10.000   $10.615
 Accumulation Unit Value, End of Period                      $10.615   $ 7.871
 Number of Units Outstanding, End of Period                        0         0
MFS UTILITIES SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                $10.000   $10.167
 Accumulation Unit Value, End of Period                      $10.167   $ 7.722
 Number of Units Outstanding, End of Period                        0     3,654
MUTUAL SHARES SECURITIES
 Accumulation Unit Value, Beginning of Period                $10.000   $10.595
 Accumulation Unit Value, End of Period                      $10.595   $ 9.203
 Number of Units Outstanding, End of Period                        0       326
OPPENHEIMER AGGRESSIVE GROWTH
 Accumulation Unit Value, Beginning of Period                $10.000   $10.684
 Accumulation Unit Value, End of Period                      $10.684   $ 7.599
 Number of Units Outstanding, End of Period                        0     1,801

                                 70 PROSPECTUS

OPPENHEIMER CAPITAL APPRECIATION
 Accumulation Unit Value, Beginning of Period                $10.000   $10.670
 Accumulation Unit Value, End of Period                      $10.670   $ 7.687
 Number of Units Outstanding, End of Period                        0     3,519
OPPENHEIMER GLOBAL SECURITIES
 Accumulation Unit Value, Beginning of Period                $10.000   $10.793
 Accumulation Unit Value, End of Period                      $10.793   $ 8.278
 Number of Units Outstanding, End of Period                        0       411
OPPENHEIMER MAIN STREET (6)
 Accumulation Unit Value, Beginning of Period                $10.000   $10.455
 Accumulation Unit Value, End of Period                      $10.455   $ 8.362
 Number of Units Outstanding, End of Period                        0        91
OPPENHEIMER STRATEGIC BOND
 Accumulation Unit Value, Beginning of Period                $10.000   $10.174
 Accumulation Unit Value, End of Period                      $10.174   $10.767
 Number of Units Outstanding, End of Period                        0     4,086
PUTNAM VT GROWTH AND INCOME  CLASS IB
 Accumulation Unit Value, Beginning of Period                $10.000   $10.514
 Accumulation Unit Value, End of Period                      $10.514   $ 8.390
 Number of Units Outstanding, End of Period                        0         0
PUTNAM VT GROWTH OPPORTUNITIES  CLASS IB
 Accumulation Unit Value, Beginning of Period                $10.000   $10.533
 Accumulation Unit Value, End of Period                      $10.533   $ 7.315
 Number of Units Outstanding, End of Period                        0         0
PUTNAM VT HEALTH SCIENCE
 Accumulation Unit Value, Beginning of Period                     --   $10.000
 Accumulation Unit Value, End of Period                           --   $ 8.260
 Number of Units Outstanding, End of Period                       --         0
PUTNAM VT INTERNATIONAL EQUITY(7)
 Accumulation Unit Value, Beginning of Period                $10.000   $10.379
 Accumulation Unit Value, End of Period                      $10.379   $ 8.417
 Number of Units Outstanding, End of Period                        0       272
PUTNAM VT NEW VALUE
 Accumulation Unit Value, Beginning of Period                $10.000   $10.875
 Accumulation Unit Value, End of Period                      $10.875   $ 9.040
 Number of Units Outstanding, End of Period                        0     1,523
PUTNAM VT RESEARCH CLASS IB
 Accumulation Unit Value, Beginning of Period                $10.000   $10.859
 Accumulation Unit Value, End of Period                      $10.859   $ 8.321
 Number of Units Outstanding, End of Period                        0     4,019
VAN KAMPEN UIF CORE PLUS FIXED INCOME
 Accumulation Unit Value, Beginning of Period                $10.000   $ 9.941
 Accumulation Unit Value, End of Period                      $ 9.941   $10.509
 Number of Units Outstanding, End of Period                        0    11,516
VAN KAMPEN UIF GLOBAL VALUE EQUITY
 Accumulation Unit Value, Beginning of Period                $10.000   $10.348
 Accumulation Unit Value, End of Period                      $10.348   $ 8.474
 Number of Units Outstanding, End of Period                        0       317
VAN KAMPEN UIF U.S. MID CAP CORE(8)
 Accumulation Unit Value, Beginning of Period                $10.000   $11.079
 Accumulation Unit Value, End of Period                      $11.079   $ 7.855
 Number of Units Outstanding, End of Period                        0     3,248

                                 71 PROSPECTUS

VAN KAMPEN UIF U.S. REAL ESTATE
 Accumulation Unit Value, Beginning of Period                     --   $10.000
 Accumulation Unit Value, End of Period                           --   $ 8.974
 Number of Units Outstanding, End of Period                       --         0
VAN KAMPEN UIF VALUE
 Accumulation Unit Value, Beginning of Period                $10.000   $10.735
 Accumulation Unit Value, End of Period                      $10.735   $ 8.231
 Number of Units Outstanding, End of Period                        0         0

+ The Allstate Provider Extra Contracts were first offered on November 2, 2001. All Variable Sub-Accounts (except those indicated with one or two asterisks) were first offered under the Allstate Provider Extra Contracts on November 2, 2001.

* These Variable Sub-Accounts were first offered under the Allstate Provider Extra Contracts on November 2, 2001.

(1) The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.40%.
(2) Effective September 30, 2002, the AIM V.I. Core Equity Fund changed its investment objective from growth of capital with a secondary objective of current income, to growth of capital.
(3) Effective May 1, 2002, the Franklin Global Health Care Portfolio merged into the Franklin Small Cap Fund. Accordingly, for administrative convenience, on May 1, 2002, we combined the Franklin Global Health Care Variable Sub-Account into the Franklin Small Cap Variable Sub-Account.
(4) Effective May 1, 2003 the Franklin Technology Securities Fund merged into the Franklin Small Cap Fund. Accordingly, for administrative convenience, on May 1, 2003, we combined the Franklin Technology Securities Variable Sub-Account into the Franklin Small Cap Variable Sub-Account.
(5) Effective 5/1/03 the LSA Focused Equity Fund and the LSA Growth Equity Fund changed their names to LSA Equity Growth Fund and LSA Capital Growth Fund, respectively. We have made a corresponding change in the name of the Variable Sub-Account that invest in that Portfolio.
(6) Effective May 1, 2003, the Portfolio changed its name from the Oppenheimer Main Street Growth and Income Fund to the Oppenheimer Main Street Fund. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.
(7) Effective May 1, 2003, the Portfolio changed its name from the Putnam VT International Growth Fund to the Putnam VT International Equity Fund. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.
(8) Effective May 1, 2003, the Portfolio changed its name from the Van Kampen UIF Mid Cap Value Portfolio to the Van Kampen UIF U.S. Mid Cap Core Portfolio. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.



                                       72 PROSPECTUS

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE ENHANCED DEATH BENEFIT OPTION/1/
--------------------------------------------------------------------------------


ALLSTATE PROVIDER EXTRA CONTRACTS
FOR THE YEARS BEGINNING JANUARY 1+ AND ENDING DECEMBER 31,
Variable Sub-Accounts                                                 2001      2002
AIM V.I. AGGRESSIVE GROWTH
 Accumulation Unit Value, Beginning of Period                        $10.000   $10.609
 Accumulation Unit Value, End of Period                              $10.609   $ 8.061
 Number of Units Outstanding, End of Period                                0         0
AIM V.I. BALANCED
 Accumulation Unit Value, Beginning of Period                        $10.000   $10.284
 Accumulation Unit Value, End of Period                              $10.284   $ 8.376
 Number of Units Outstanding, End of Period                                0       193
AIM V.I. CAPITAL APPRECIATION
 Accumulation Unit Value, Beginning of Period                        $10.000   $10.798
 Accumulation Unit Value, End of Period                              $10.798   $ 8.025
 Number of Units Outstanding, End of Period                                0         0
AIM V.I. CORE EQUITY (2)
 Accumulation Unit Value, Beginning of Period                        $10.000   $10.584
 Accumulation Unit Value, End of Period                              $10.584   $ 8.779
 Number of Units Outstanding, End of Period                                0         0
AIM V.I. DENT DEMOGRAPHIC TRENDS
 Accumulation Unit Value, Beginning of Period                        $10.000   $10.951
 Accumulation Unit Value, End of Period                              $10.951   $ 7.295
 Number of Units Outstanding, End of Period                                0         0
AIM V.I. DIVERSIFIED INCOME
 Accumulation Unit Value, Beginning of Period                        $10.000   $ 9.842
 Accumulation Unit Value, End of Period                              $ 9.842   $ 9.892
 Number of Units Outstanding, End of Period                                0         0
AIM V.I. GROWTH
 Accumulation Unit Value, Beginning of Period                        $10.000   $10.456
 Accumulation Unit Value, End of Period                              $10.456   $ 7.091
 Number of Units Outstanding, End of Period                                0         0
AIM V.I. INTERNATIONAL GROWTH
 Accumulation Unit Value, Beginning of Period                        $10.000   $10.180
 Accumulation Unit Value, End of Period                              $10.180   $ 8.434
 Number of Units Outstanding, End of Period                                0         0
AIM V.I. PREMIER EQUITY
 Accumulation Unit Value, Beginning of Period                        $10.000   $10.499
 Accumulation Unit Value, End of Period                              $10.499   $ 7.194
 Number of Units Outstanding, End of Period                                0         0
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH
 Accumulation Unit Value, Beginning of Period                        $10.000   $10.488
 Accumulation Unit Value, End of Period                              $10.488   $ 7.322
 Number of Units Outstanding, End of Period                                0         0
DREYFUS STOCK INDEX
 Accumulation Unit Value, Beginning of Period                        $10.000   $10.550
 Accumulation Unit Value, End of Period                              $10.550   $ 8.047
 Number of Units Outstanding, End of Period                                0         0

                                 73 PROSPECTUS

DREYFUS VIF GROWTH & INCOME
 Accumulation Unit Value, Beginning of Period                        $10.000   $10.652
 Accumulation Unit Value, End of Period                              $10.652   $ 7.815
 Number of Units Outstanding, End of Period                                0         0
DREYFUS VIF MONEY MARKET
 Accumulation Unit Value, Beginning of Period                        $10.000   $10.006
 Accumulation Unit Value, End of Period                              $10.006   $ 9.975
 Number of Units Outstanding, End of Period                                0         0
FIDELITY VIP ASSET MANAGER: GROWTH SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                        $10.000   $10.621
 Accumulation Unit Value, End of Period                              $10.621   $ 8.783
 Number of Units Outstanding, End of Period                                0         0
FIDELITY VIP CONTRAFUND(R) SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                        $10.000   $10.420
 Accumulation Unit Value, End of Period                              $10.420   $ 9.254
 Number of Units Outstanding, End of Period                                0         0
FIDELITY VIP EQUITY-INCOME SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                        $10.000   $10.630
 Accumulation Unit Value, End of Period                              $10.630   $ 8.653
 Number of Units Outstanding, End of Period                                0       710
FIDELITY VIP GROWTH SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                        $10.000   $10.676
 Accumulation Unit Value, End of Period                              $10.676   $ 7.311
 Number of Units Outstanding, End of Period                                0       651
FIDELITY VIP HIGH INCOME SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                        $10.000   $10.245
 Accumulation Unit Value, End of Period                              $10.245   $10.398
 Number of Units Outstanding, End of Period                                0         0
FRANKLIN SMALL CAP(3)
 Accumulation Unit Value, Beginning of Period                        $10.000   $11.180
 Accumulation Unit Value, End of Period                              $11.180   $ 7.834
 Number of Units Outstanding, End of Period                                0       210
FRANKLIN TECHNOLOGY SECURITIES*(4)
 Accumulation Unit Value, Beginning of Period                        $10.000   $11.529
 Accumulation Unit Value, End of Period                              $11.529   $ 6.354
 Number of Units Outstanding, End of Period                                0         0
MUTUAL SHARES SECURITIES
 Accumulation Unit Value, Beginning of Period                        $10.000   $10.591
 Accumulation Unit Value, End of Period                              $10.591   $ 9.176
 Number of Units Outstanding, End of Period                                0         0
TEMPLETON DEVELOPING MARKETS SECURITIES - CLASS 2
 Accumulation Unit Value, Beginning of Period                        $10.000   $10.937
 Accumulation Unit Value, End of Period                              $10.937   $10.729
 Number of Units Outstanding, End of Period                                0         0
TEMPLETON FOREIGN SECURITIES - CLASS 2
 Accumulation Unit Value, Beginning of Period                        $10.000   $10.499
 Accumulation Unit Value, End of Period                              $10.499   $ 8.401
 Number of Units Outstanding, End of Period                                0         0

                                 74 PROSPECTUS

GOLDMAN SACHS VIT CORE/SM /SMALL CAP EQUITY
 Accumulation Unit Value, Beginning of Period                        $10.000   $11.316
 Accumulation Unit Value, End of Period                              $11.316   $ 9.453
 Number of Units Outstanding, End of Period                                0         0
GOLDMAN SACHS VIT CORE/SM/ U.S. EQUITY
 Accumulation Unit Value, Beginning of Period                        $10.000   $10.537
 Accumulation Unit Value, End of Period                              $10.537   $ 8.086
 Number of Units Outstanding, End of Period                                0         0
LSA CAPITAL GROWTH(5)
 Accumulation Unit Value, Beginning of Period                        $10.000   $10.537
 Accumulation Unit Value, End of Period                              $10.537   $ 7.826
 Number of Units Outstanding, End of Period                                0         0
LSA DIVERSIFIED MID CAP EQUITY
 Accumulation Unit Value, Beginning of Period                             --   $10.000
 Accumulation Unit Value, End of Period                                   --   $ 7.757
 Number of Units Outstanding, End of Period                               --         0
LSA EQUITY GROWTH(5)
 Accumulation Unit Value, Beginning of Period                        $10.000   $10.463
 Accumulation Unit Value, End of Period                              $10.463   $ 7.215
 Number of Units Outstanding, End of Period                                0         0
MFS EMERGING GROWTH SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                        $10.000   $10.862
 Accumulation Unit Value, End of Period                              $10.862   $ 7.059
 Number of Units Outstanding, End of Period                                0         0
MFS INVESTORS TRUST SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                        $10.000   $10.372
 Accumulation Unit Value, End of Period                              $10.372   $ 8.035
 Number of Units Outstanding, End of Period                                0         0
MFS NEW DISCOVERY SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                        $10.000   $11.630
 Accumulation Unit Value, End of Period                              $11.630   $ 7.792
 Number of Units Outstanding, End of Period                                0        61
MFS RESEARCH SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                        $10.000   $10.611
 Accumulation Unit Value, End of Period                              $10.611   $ 7.848
 Number of Units Outstanding, End of Period                                0         0
MFS UTILITIES SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                        $10.000   $10.163
 Accumulation Unit Value, End of Period                              $10.163   $ 7.699
 Number of Units Outstanding, End of Period                                0         0
OPPENHEIMER AGGRESSIVE GROWTH
 Accumulation Unit Value, Beginning of Period                        $10.000   $10.680
 Accumulation Unit Value, End of Period                              $10.680   $ 7.577
 Number of Units Outstanding, End of Period                                0        63

                                 75 PROSPECTUS

OPPENHEIMER CAPITAL APPRECIATION
 Accumulation Unit Value, Beginning of Period                        $10.000   $10.665
 Accumulation Unit Value, End of Period                              $10.665   $ 7.664
 Number of Units Outstanding, End of Period                                0       335
OPPENHEIMER GLOBAL SECURITIES
 Accumulation Unit Value, Beginning of Period                        $10.000   $10.789
 Accumulation Unit Value, End of Period                              $10.789   $ 8.253
 Number of Units Outstanding, End of Period                                0       191
OPPENHEIMER MAIN STREET (6)
 Accumulation Unit Value, Beginning of Period                        $10.000   $10.450
 Accumulation Unit Value, End of Period                              $10.450   $ 8.337
 Number of Units Outstanding, End of Period                                0         0
OPPENHEIMER STRATEGIC BOND
 Accumulation Unit Value, Beginning of Period                        $10.000   $10.170
 Accumulation Unit Value, End of Period                              $10.170   $10.735
 Number of Units Outstanding, End of Period                                0         0
PUTNAM VT GROWTH AND INCOME  CLASS IB
 Accumulation Unit Value, Beginning of Period                        $10.000   $10.510
 Accumulation Unit Value, End of Period                              $10.510   $ 8.365
 Number of Units Outstanding, End of Period                                0         0
PUTNAM VT GROWTH OPPORTUNITIES  CLASS IB
 Accumulation Unit Value, Beginning of Period                        $10.000   $10.529
 Accumulation Unit Value, End of Period                              $10.529   $ 7.294
 Number of Units Outstanding, End of Period                                0         0
PUTNAM VT HEALTH SCIENCE
 Accumulation Unit Value, Beginning of Period                             --   $10.000
 Accumulation Unit Value, End of Period                                   --   $ 8.246
 Number of Units Outstanding, End of Period                               --
PUTNAM VT INTERNATIONAL EQUITY(7)
 Accumulation Unit Value, Beginning of Period                        $10.000   $10.374
 Accumulation Unit Value, End of Period                              $10.374   $ 8.392
 Number of Units Outstanding, End of Period                                0         0
PUTNAM VT NEW VALUE
 Accumulation Unit Value, Beginning of Period                        $10.000   $10.871
 Accumulation Unit Value, End of Period                              $10.871   $ 9.014
 Number of Units Outstanding, End of Period                                0         0
PUTNAM VT RESEARCH CLASS IB
 Accumulation Unit Value, Beginning of Period                        $10.000   $10.855
 Accumulation Unit Value, End of Period                              $10.855   $ 8.296
 Number of Units Outstanding, End of Period                                0         0
VAN KAMPEN UIF CORE PLUS FIXED INCOME
 Accumulation Unit Value, Beginning of Period                        $10.000   $ 9.936
 Accumulation Unit Value, End of Period                              $ 9.936   $10.478
 Number of Units Outstanding, End of Period                                0         0
VAN KAMPEN UIF GLOBAL VALUE EQUITY
 Accumulation Unit Value, Beginning of Period                        $10.000   $10.344
 Accumulation Unit Value, End of Period                              $10.344   $ 8.449
 Number of Units Outstanding, End of Period                                0         0
VAN KAMPEN UIF U.S. MID CAP CORE(8)
 Accumulation Unit Value, Beginning of Period                        $10.000   $11.074
 Accumulation Unit Value, End of Period                              $11.074   $ 7.831
 Number of Units Outstanding, End of Period                                0         0

                                 76 PROSPECTUS

VAN KAMPEN UIF U.S. REAL ESTATE
 Accumulation Unit Value, Beginning of Period                             --   $10.000
 Accumulation Unit Value, End of Period                                   --   $ 8.959
 Number of Units Outstanding, End of Period                               --         0
VAN KAMPEN UIF VALUE
 Accumulation Unit Value, Beginning of Period                        $10.000   $10.731
 Accumulation Unit Value, End of Period                              $10.731   $ 8.207
 Number of Units Outstanding, End of Period                                0         0

+ The Allstate Provider Extra Contracts were first offered on November 2, 2001. All Variable Sub-Accounts (except those indicated with one or two asterisks) were first offered under the Allstate Provider Extra Contracts on November 2, 2001.

* These Variable Sub-Accounts were first offered under the Allstate Provider Extra Contracts on November 2, 2001.

(1) The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.65%.
(2) Effective September 30, 2002, the AIM V.I. Core Equity Fund changed its investment objective from growth of capital with a secondary objective of current income, to growth of capital.
(3) Effective May 1, 2002, the Franklin Global Health Care Portfolio merged into the Franklin Small Cap Fund. Accordingly, for administrative convenience, on May 1, 2002, we combined the Franklin Global Health Care Variable Sub-Account into the Franklin Small Cap Variable Sub-Account.
(4) Effective May 1, 2003 the Franklin Technology Securities Fund merged into the Franklin Small Cap Fund. Accordingly, for administrative convenience, on May 1, 2003, we combined the Franklin Technology Securities Variable Sub-Account into the Franklin Small Cap Variable Sub-Account.
(5) Effective 5/1/03 the LSA Focused Equity Fund and the LSA Growth Equity Fund changed their names to LSA Equity Growth Fund and LSA Capital Growth Fund, respectively. We have made a corresponding change in the name of the Variable Sub-Account that invest in that Portfolio.
(6) Effective May 1, 2003, the Portfolio changed its name from the Oppenheimer Main Street Growth and Income Fund to the Oppenheimer Main Street Fund. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.
(7) Effective May 1, 2003, the Portfolio changed its name from the Putnam VT International Growth Fund to the Putnam VT International Equity Fund. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.
(8) Effective May 1, 2003, the Portfolio changed its name from the Van Kampen UIF Mid Cap Value Portfolio to the Van Kampen UIF U.S. Mid Cap Core Portfolio. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

                                       77 PROSPECTUS

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE INCOME BENEFIT RIDER/1/
--------------------------------------------------------------------------------


ALLSTATE PROVIDER EXTRA CONTRACTS
FOR THE YEARS BEGINNING JANUARY 1+ AND ENDING DECEMBER 31,
                                                              2001      2002
Variable Sub-Accounts
AIM V.I. AGGRESSIVE GROWTH
 Accumulation Unit Value, Beginning of Period                $10.000   $10.609
 Accumulation Unit Value, End of Period                      $10.609   $ 8.061
 Number of Units Outstanding, End of Period                        0         0
AIM V.I. BALANCED
 Accumulation Unit Value, Beginning of Period                $10.000   $10.284
 Accumulation Unit Value, End of Period                      $10.284   $ 8.376
 Number of Units Outstanding, End of Period                        0         0
AIM V.I. CAPITAL APPRECIATION
 Accumulation Unit Value, Beginning of Period                $10.000   $10.798
 Accumulation Unit Value, End of Period                      $10.798   $ 8.025
 Number of Units Outstanding, End of Period                        0         0
AIM V.I. CORE EQUITY (2)
 Accumulation Unit Value, Beginning of Period                $10.000   $10.584
 Accumulation Unit Value, End of Period                      $10.584   $ 8.779
 Number of Units Outstanding, End of Period                        0         0
AIM V.I. DENT DEMOGRAPHIC TRENDS
 Accumulation Unit Value, Beginning of Period                $10.000   $10.951
 Accumulation Unit Value, End of Period                      $10.951   $ 7.295
 Number of Units Outstanding, End of Period                        0         0
AIM V.I. DIVERSIFIED INCOME
 Accumulation Unit Value, Beginning of Period                $10.000   $ 9.842
 Accumulation Unit Value, End of Period                      $ 9.842   $ 9.892
 Number of Units Outstanding, End of Period                        0         0
AIM V.I. GROWTH
 Accumulation Unit Value, Beginning of Period                $10.000   $10.456
 Accumulation Unit Value, End of Period                      $10.456   $ 7.091
 Number of Units Outstanding, End of Period                        0         0
AIM V.I. INTERNATIONAL GROWTH
 Accumulation Unit Value, Beginning of Period                $10.000   $10.180
 Accumulation Unit Value, End of Period                      $10.180   $ 8.434
 Number of Units Outstanding, End of Period                        0         0
AIM V.I. PREMIER EQUITY
 Accumulation Unit Value, Beginning of Period                $10.000   $10.499
 Accumulation Unit Value, End of Period                      $10.499   $ 7.194
 Number of Units Outstanding, End of Period                        0         0
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH
 Accumulation Unit Value, Beginning of Period                $10.000   $10.488
 Accumulation Unit Value, End of Period                      $10.488   $ 7.322
 Number of Units Outstanding, End of Period                        0         0
DREYFUS STOCK INDEX
 Accumulation Unit Value, Beginning of Period                $10.000   $10.550
 Accumulation Unit Value, End of Period                      $10.550   $ 8.047
 Number of Units Outstanding, End of Period                        0         0

                                 78 PROSPECTUS

DREYFUS VIF GROWTH & INCOME
 Accumulation Unit Value, Beginning of Period                $10.000   $10.652
 Accumulation Unit Value, End of Period                      $10.652   $ 7.815
 Number of Units Outstanding, End of Period                        0         0
DREYFUS VIF MONEY MARKET
 Accumulation Unit Value, Beginning of Period                $10.000   $10.006
 Accumulation Unit Value, End of Period                      $10.006   $ 9.975
 Number of Units Outstanding, End of Period                        0         0
FIDELITY VIP ASSET MANAGER: GROWTH SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                $10.000   $10.621
 Accumulation Unit Value, End of Period                      $10.621   $ 8.783
 Number of Units Outstanding, End of Period                        0         0
FIDELITY VIP CONTRAFUND(R) SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                $10.000   $10.420
 Accumulation Unit Value, End of Period                      $10.420   $ 9.254
 Number of Units Outstanding, End of Period                        0         0
FIDELITY VIP EQUITY-INCOME SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                $10.000   $10.630
 Accumulation Unit Value, End of Period                      $10.630   $ 8.653
 Number of Units Outstanding, End of Period                        0         0
FIDELITY VIP GROWTH SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                $10.000   $10.676
 Accumulation Unit Value, End of Period                      $10.676   $ 7.311
 Number of Units Outstanding, End of Period                        0         0
FIDELITY VIP HIGH INCOME SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                $10.000   $10.245
 Accumulation Unit Value, End of Period                      $10.245   $10.398
 Number of Units Outstanding, End of Period                        0         0
FRANKLIN SMALL CAP(3)
 Accumulation Unit Value, Beginning of Period                $10.000   $11.180
 Accumulation Unit Value, End of Period                      $11.180   $ 7.834
 Number of Units Outstanding, End of Period                        0         0
FRANKLIN TECHNOLOGY SECURITIES *(4)
 Accumulation Unit Value, Beginning of Period                $10.000   $11.529
 Accumulation Unit Value, End of Period                      $11.529   $ 6.354
 Number of Units Outstanding, End of Period                        0         0
MUTUAL SHARES SECURITIES
 Accumulation Unit Value, Beginning of Period                $10.000   $10.591
 Accumulation Unit Value, End of Period                      $10.591   $ 9.176
 Number of Units Outstanding, End of Period                        0         0
TEMPLETON DEVELOPING MARKETS SECURITIES - CLASS 2
 Accumulation Unit Value, Beginning of Period                $10.000   $10.937
 Accumulation Unit Value, End of Period                      $10.937   $10.729
 Number of Units Outstanding, End of Period                        0         0
TEMPLETON FOREIGN SECURITIES - CLASS 2
 Accumulation Unit Value, Beginning of Period                $10.000   $10.499
 Accumulation Unit Value, End of Period                      $10.499   $ 8.401
 Number of Units Outstanding, End of Period                        0         0

                                 79 PROSPECTUS

GOLDMAN SACHS VIT CORE/SM /SMALL CAP EQUITY
 Accumulation Unit Value, Beginning of Period                $10.000   $11.316
 Accumulation Unit Value, End of Period                      $11.316   $ 9.453
 Number of Units Outstanding, End of Period                        0         0
GOLDMAN SACHS VIT CORE/SM/ U.S. EQUITY
 Accumulation Unit Value, Beginning of Period                $10.000   $10.537
 Accumulation Unit Value, End of Period                      $10.537   $ 8.086
 Number of Units Outstanding, End of Period                        0         0
LSA CAPITAL GROWTH (5)
 Accumulation Unit Value, Beginning of Period                $10.000   $10.537
 Accumulation Unit Value, End of Period                      $10.537   $ 7.826
 Number of Units Outstanding, End of Period                        0         0
LSA DIVERSIFIED MID CAP EQUITY
 Accumulation Unit Value, Beginning of Period                     --   $10.000
 Accumulation Unit Value, End of Period                           --   $ 7.757
 Number of Units Outstanding, End of Period                       --         0
LSA EQUITY GROWTH (5)
 Accumulation Unit Value, Beginning of Period                $10.000   $10.463
 Accumulation Unit Value, End of Period                      $10.463   $ 7.215
 Number of Units Outstanding, End of Period                        0         0
MFS EMERGING GROWTH SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                $10.000   $10.862
 Accumulation Unit Value, End of Period                      $10.862   $ 7.059
 Number of Units Outstanding, End of Period                        0         0
MFS INVESTORS TRUST SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                $10.000   $10.372
 Accumulation Unit Value, End of Period                      $10.372   $ 8.035
 Number of Units Outstanding, End of Period                        0         0
MFS NEW DISCOVERY SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                $10.000   $11.630
 Accumulation Unit Value, End of Period                      $11.630   $ 7.792
 Number of Units Outstanding, End of Period                        0         0
MFS RESEARCH SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                $10.000   $10.611
 Accumulation Unit Value, End of Period                      $10.611   $ 7.848
 Number of Units Outstanding, End of Period                        0         0
MFS UTILITIES SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                $10.000   $10.163
 Accumulation Unit Value, End of Period                      $10.163   $ 7.699
 Number of Units Outstanding, End of Period                        0         0
OPPENHEIMER AGGRESSIVE GROWTH
 Accumulation Unit Value, Beginning of Period                $10.000   $10.680
 Accumulation Unit Value, End of Period                      $10.680   $ 7.577
 Number of Units Outstanding, End of Period                        0         0

                                 80 PROSPECTUS

OPPENHEIMER CAPITAL APPRECIATION
 Accumulation Unit Value, Beginning of Period                $10.000   $10.665
 Accumulation Unit Value, End of Period                      $10.665   $ 7.664
 Number of Units Outstanding, End of Period                        0         0
OPPENHEIMER GLOBAL SECURITIES
 Accumulation Unit Value, Beginning of Period                $10.000   $10.789
 Accumulation Unit Value, End of Period                      $10.789   $ 8.253
 Number of Units Outstanding, End of Period                        0         0
OPPENHEIMER MAIN STREET (6)
 Accumulation Unit Value, Beginning of Period                $10.000   $10.450
 Accumulation Unit Value, End of Period                      $10.450   $ 8.337
 Number of Units Outstanding, End of Period                        0         0
OPPENHEIMER STRATEGIC BOND
 Accumulation Unit Value, Beginning of Period                $10.000   $10.170
 Accumulation Unit Value, End of Period                      $10.170   $10.735
 Number of Units Outstanding, End of Period                        0         0
PUTNAM VT GROWTH AND INCOME  CLASS IB
 Accumulation Unit Value, Beginning of Period                $10.000   $10.510
 Accumulation Unit Value, End of Period                      $10.510   $ 8.365
 Number of Units Outstanding, End of Period                        0         0
PUTNAM VT GROWTH OPPORTUNITIES  CLASS IB
 Accumulation Unit Value, Beginning of Period                $10.000   $10.529
 Accumulation Unit Value, End of Period                      $10.529   $ 7.294
 Number of Units Outstanding, End of Period                        0         0
PUTNAM VT HEALTH SCIENCE
 Accumulation Unit Value, Beginning of Period                     --   $10.000
 Accumulation Unit Value, End of Period                           --   $ 8.246
 Number of Units Outstanding, End of Period                       --         0
PUTNAM VT INTERNATIONAL EQUITY(7)
 Accumulation Unit Value, Beginning of Period                $10.000   $10.374
 Accumulation Unit Value, End of Period                      $10.374   $ 8.392
 Number of Units Outstanding, End of Period                        0         0
PUTNAM VT NEW VALUE
 Accumulation Unit Value, Beginning of Period                $10.000   $10.871
 Accumulation Unit Value, End of Period                      $10.871   $ 9.014
 Number of Units Outstanding, End of Period                        0         0
PUTNAM VT RESEARCH CLASS IB
 Accumulation Unit Value, Beginning of Period                $10.000   $10.855
 Accumulation Unit Value, End of Period                      $10.855   $ 8.296
 Number of Units Outstanding, End of Period                        0         0
VAN KAMPEN UIF CORE PLUS FIXED INCOME
 Accumulation Unit Value, Beginning of Period                $10.000   $ 9.936
 Accumulation Unit Value, End of Period                      $ 9.936   $10.478
 Number of Units Outstanding, End of Period                        0         0
VAN KAMPEN UIF GLOBAL VALUE EQUITY
 Accumulation Unit Value, Beginning of Period                $10.000   $10.344
 Accumulation Unit Value, End of Period                      $10.344   $ 8.449
 Number of Units Outstanding, End of Period                        0         0
VAN KAMPEN UIF U.S. MID CAP CORE /(//8//)/
 Accumulation Unit Value, Beginning of Period                $10.000   $11.074
 Accumulation Unit Value, End of Period                      $11.074   $ 7.831
 Number of Units Outstanding, End of Period                        0         0

                                 81 PROSPECTUS


VAN KAMPEN UIF U.S. REAL ESTATE
 Accumulation Unit Value, Beginning of Period                     --   $10.000
 Accumulation Unit Value, End of Period                           --   $ 8.959
 Number of Units Outstanding, End of Period                       --         0
VAN KAMPEN UIF VALUE
 Accumulation Unit Value, Beginning of Period                $10.000   $10.731
 Accumulation Unit Value, End of Period                      $10.731   $ 8.207
 Number of Units Outstanding, End of Period                        0         0

+ The Allstate Provider Extra Contracts were first offered on November 2, 2001. All Variable Sub-Accounts (except those indicated with one or two asterisks) were first offered under the Allstate Provider Extra Contracts on November 2, 2001.

* These Variable Sub-Accounts were first offered under the Allstate Provider Extra Contracts on November 2, 2001.

(1) The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.65%.
(2) Effective September 30, 2002, the AIM V.I. Core Equity Fund changed its investment objective from growth of capital with a secondary objective of current income, to growth of capital.
(3) Effective May 1, 2002, the Franklin Global Health Care Portfolio merged into the Franklin Small Cap Fund. Accordingly, for administrative convenience, on May 1, 2002, we combined the Franklin Global Health Care Variable Sub-Account into the Franklin Small Cap Variable Sub-Account.
(4) Effective May 1, 2003 the Franklin Technology Securities Fund merged into the Franklin Small Cap Fund. Accordingly, for administrative convenience, on May 1, 2003, we combined the Franklin Technology Securities Variable Sub-Account into the Franklin Small Cap Variable Sub-Account.
(5) Effective 5/1/03 the LSA Focused Equity Fund and the LSA Growth Equity Fund changed their names to LSA Equity Growth Fund and LSA Capital Growth Fund, respectively. We have made a corresponding change in the name of the Variable Sub-Account that invest in that Portfolio.
(6) Effective May 1, 2003, the Portfolio changed its name from the Oppenheimer Main Street Growth and Income Fund to the Oppenheimer Main Street Fund. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.
(7) Effective May 1, 2003, the Portfolio changed its name from the Putnam VT International Growth Fund to the Putnam VT International Equity Fund. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.
(8) Effective May 1, 2003, the Portfolio changed its name from the Van Kampen UIF Mid Cap Value Portfolio to the Van Kampen UIF U.S. Mid Cap Core Portfolio. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

                                  82 PROSPECTUS

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE INCOME BENEFIT AND ENHANCED DEATH BENEFIT RIDERS 1
--------------------------------------------------------------------------------


ALLSTATE PROVIDER EXTRA CONTRACTS
FOR THE YEARS BEGINNING JANUARY 1+ AND ENDING DECEMBER 31,
                                                           2001      2002
Variable Sub-Accounts
AIM V.I. AGGRESSIVE GROWTH
 Accumulation Unit Value, Beginning of Period                $10.000   $10.605
 Accumulation Unit Value, End of Period                      $10.605   $ 8.037
 Number of Units Outstanding, End of Period                        0         0
AIM V.I. BALANCED
 Accumulation Unit Value, Beginning of Period                $10.000   $10.280
 Accumulation Unit Value, End of Period                      $10.280   $ 8.351
 Number of Units Outstanding, End of Period                        0         0
AIM V.I. CAPITAL APPRECIATION
 Accumulation Unit Value, Beginning of Period                $10.000   $10.793
 Accumulation Unit Value, End of Period                      $10.793   $ 8.001
 Number of Units Outstanding, End of Period                        0         0
AIM V.I. CORE EQUITY (2)
 Accumulation Unit Value, Beginning of Period                $10.000   $10.580
 Accumulation Unit Value, End of Period                      $10.580   $ 8.753
 Number of Units Outstanding, End of Period                        0         0
AIM V.I. DENT DEMOGRAPHIC TRENDS
 Accumulation Unit Value, Beginning of Period                $10.000   $10.947
 Accumulation Unit Value, End of Period                      $10.947   $ 7.273
 Number of Units Outstanding, End of Period                        0         0
AIM V.I. DIVERSIFIED INCOME
 Accumulation Unit Value, Beginning of Period                $10.000   $ 9.838
 Accumulation Unit Value, End of Period                      $ 9.838   $ 9.863
 Number of Units Outstanding, End of Period                        0         0
AIM V.I. GROWTH
 Accumulation Unit Value, Beginning of Period                $10.000   $10.452
 Accumulation Unit Value, End of Period                      $10.452   $ 7.070
 Number of Units Outstanding, End of Period                        0         0
AIM V.I. INTERNATIONAL GROWTH
 Accumulation Unit Value, Beginning of Period                $10.000   $10.176
 Accumulation Unit Value, End of Period                      $10.176   $ 8.409
 Number of Units Outstanding, End of Period                        0         0
AIM V.I. PREMIER EQUITY
 Accumulation Unit Value, Beginning of Period                $10.000   $10.494
 Accumulation Unit Value, End of Period                      $10.494   $ 7.172
 Number of Units Outstanding, End of Period                        0         0
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH
 Accumulation Unit Value, Beginning of Period                $10.000   $10.484
 Accumulation Unit Value, End of Period                      $10.484   $ 7.300
 Number of Units Outstanding, End of Period                        0         0
DREYFUS STOCK INDEX
 Accumulation Unit Value, Beginning of Period                $10.000   $10.546
 Accumulation Unit Value, End of Period                      $10.546   $ 8.024
 Number of Units Outstanding, End of Period                        0         0

                                 83 PROSPECTUS

DREYFUS VIF GROWTH & INCOME
 Accumulation Unit Value, Beginning of Period                $10.000   $10.648
 Accumulation Unit Value, End of Period                      $10.648   $ 7.792
 Number of Units Outstanding, End of Period                        0         0
DREYFUS VIF MONEY MARKET
 Accumulation Unit Value, Beginning of Period                $10.000   $10.002
 Accumulation Unit Value, End of Period                      $10.002   $ 9.946
 Number of Units Outstanding, End of Period                        0         0
FIDELITY VIP ASSET MANAGER: GROWTH SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                $10.000   $10.617
 Accumulation Unit Value, End of Period                      $10.617   $ 8.757
 Number of Units Outstanding, End of Period                        0         0
FIDELITY VIP CONTRAFUND(R) SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                $10.000   $10.415
 Accumulation Unit Value, End of Period                      $10.415   $ 9.227
 Number of Units Outstanding, End of Period                        0         0
FIDELITY VIP EQUITY-INCOME SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                $10.000   $10.626
 Accumulation Unit Value, End of Period                      $10.626   $ 8.267
 Number of Units Outstanding, End of Period                        0         0
FIDELITY VIP GROWTH SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                $10.000   $10.672
 Accumulation Unit Value, End of Period                      $10.672   $ 7.290
 Number of Units Outstanding, End of Period                        0         0
FIDELITY VIP HIGH INCOME SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                $10.000   $10.241
 Accumulation Unit Value, End of Period                      $10.241   $10.367
 Number of Units Outstanding, End of Period                        0
FRANKLIN SMALL CAP(3)
 Accumulation Unit Value, Beginning of Period                $10.000   $11.176
 Accumulation Unit Value, End of Period                      $11.176   $ 7.811
 Number of Units Outstanding, End of Period                        0         0
FRANKLIN TECHNOLOGY SECURITIES*(4)
 Accumulation Unit Value, Beginning of Period                $10.000   $11.524
 Accumulation Unit Value, End of Period                      $11.524   $ 6.335
 Number of Units Outstanding, End of Period                        0         0
MUTUAL SHARES SECURITIES
 Accumulation Unit Value, Beginning of Period                $10.000   $10.586
 Accumulation Unit Value, End of Period                      $10.586   $ 9.149
 Number of Units Outstanding, End of Period                        0         0
TEMPLETON DEVELOPING MARKETS SECURITIES - CLASS 2
 Accumulation Unit Value, Beginning of Period                $10.000   $10.932
 Accumulation Unit Value, End of Period                      $10.932   $10.698
 Number of Units Outstanding, End of Period                        0         0
TEMPLETON FOREIGN SECURITIES - CLASS 2
 Accumulation Unit Value, Beginning of Period                $10.000   $10.495
 Accumulation Unit Value, End of Period                      $10.495   $ 8.376
 Number of Units Outstanding, End of Period                        0         0

                                 84 PROSPECTUS

GOLDMAN SACHS VIT CORE/SM /SMALL CAP EQUITY
 Accumulation Unit Value, Beginning of Period                $10.000   $11.311
 Accumulation Unit Value, End of Period                      $11.311   $ 9.425
 Number of Units Outstanding, End of Period                        0         0
GOLDMAN SACHS VIT CORE/SM/ U.S. EQUITY
 Accumulation Unit Value, Beginning of Period                $10.000   $10.533
 Accumulation Unit Value, End of Period                      $10.533   $ 8.062
 Number of Units Outstanding, End of Period                        0         0
LSA CAPITAL GROWTH(5)
 Accumulation Unit Value, Beginning of Period                $10.000   $10.532
 Accumulation Unit Value, End of Period                      $10.532   $ 7.803
 Number of Units Outstanding, End of Period                        0
LSA DIVERSIFIED MID CAP EQUITY
 Accumulation Unit Value, Beginning of Period                     --   $10.000
 Accumulation Unit Value, End of Period                           --   $ 7.743
 Number of Units Outstanding, End of Period                       --         0
LSA EQUITY GROWTH(5)
 Accumulation Unit Value, Beginning of Period                $10.000   $10.459
 Accumulation Unit Value, End of Period                      $10.459   $ 7.193
 Number of Units Outstanding, End of Period                        0         0
MFS EMERGING GROWTH SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                $10.000   $10.858
 Accumulation Unit Value, End of Period                      $10.858   $ 7.038
 Number of Units Outstanding, End of Period                        0         0
MFS INVESTORS TRUST SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                $10.000   $10.368
 Accumulation Unit Value, End of Period                      $10.368   $ 8.011
 Number of Units Outstanding, End of Period                        0         0
MFS NEW DISCOVERY SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                $10.000   $11.625
 Accumulation Unit Value, End of Period                      $11.625   $ 7.769
 Number of Units Outstanding, End of Period                        0         0
MFS RESEARCH SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                $10.000   $10.606
 Accumulation Unit Value, End of Period                      $10.606   $ 7.824
 Number of Units Outstanding, End of Period                        0         0
MFS UTILITIES SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                $10.000   $10.159
 Accumulation Unit Value, End of Period                      $10.159   $ 7.676
 Number of Units Outstanding, End of Period                        0         0
OPPENHEIMER AGGRESSIVE GROWTH
 Accumulation Unit Value, Beginning of Period                $10.000   $10.675
 Accumulation Unit Value, End of Period                      $10.675   $ 7.554
 Number of Units Outstanding, End of Period                        0         0

                                 85 PROSPECTUS

OPPENHEIMER CAPITAL APPRECIATION
 Accumulation Unit Value, Beginning of Period                $10.000   $10.661
 Accumulation Unit Value, End of Period                      $10.661   $ 7.641
 Number of Units Outstanding, End of Period                        0         0
OPPENHEIMER GLOBAL SECURITIES
 Accumulation Unit Value, Beginning of Period                $10.000   $10.784
 Accumulation Unit Value, End of Period                      $10.784   $ 8.229
 Number of Units Outstanding, End of Period                        0         0
OPPENHEIMER MAIN STREET(6)
 Accumulation Unit Value, Beginning of Period                $10.000   $10.446
 Accumulation Unit Value, End of Period                      $10.446   $ 8.313
 Number of Units Outstanding, End of Period                        0         0
OPPENHEIMER STRATEGIC BOND
 Accumulation Unit Value, Beginning of Period                $10.000   $10.165
 Accumulation Unit Value, End of Period                      $10.165   $10.704
 Number of Units Outstanding, End of Period                        0         0
PUTNAM VT GROWTH AND INCOME  CLASS IB
 Accumulation Unit Value, Beginning of Period                $10.000   $10.505
 Accumulation Unit Value, End of Period                      $10.505   $ 8.340
 Number of Units Outstanding, End of Period                        0         0
PUTNAM VT GROWTH OPPORTUNITIES  CLASS IB
 Accumulation Unit Value, Beginning of Period                $10.000   $10.525
 Accumulation Unit Value, End of Period                      $10.525   $ 7.272
 Number of Units Outstanding, End of Period                        0         0
PUTNAM VT HEALTH SCIENCE
 Accumulation Unit Value, Beginning of Period                     --   $10.000
 Accumulation Unit Value, End of Period                           --   $ 8.232
 Number of Units Outstanding, End of Period                       --         0
PUTNAM VT INTERNATIONAL EQUITY(7)
 Accumulation Unit Value, Beginning of Period                $10.000   $10.370
 Accumulation Unit Value, End of Period                      $10.370   $ 8.367
 Number of Units Outstanding, End of Period                        0         0
PUTNAM VT NEW VALUE
 Accumulation Unit Value, Beginning of Period                $10.000   $10.866
 Accumulation Unit Value, End of Period                      $10.866   $ 8.987
 Number of Units Outstanding, End of Period                        0         0
PUTNAM VT RESEARCH CLASS IB
 Accumulation Unit Value, Beginning of Period                $10.000   $10.850
 Accumulation Unit Value, End of Period                      $10.850   $ 8.272
 Number of Units Outstanding, End of Period                        0         0
VAN KAMPEN UIF CORE PLUS FIXED INCOME
 Accumulation Unit Value, Beginning of Period                $10.000   $ 9.932
 Accumulation Unit Value, End of Period                      $ 9.932   $10.447
 Number of Units Outstanding, End of Period                        0         0
VAN KAMPEN UIF GLOBAL VALUE EQUITY
 Accumulation Unit Value, Beginning of Period                $10.000   $10.340
 Accumulation Unit Value, End of Period                      $10.340   $ 8.424
 Number of Units Outstanding, End of Period                        0         0
VAN KAMPEN UIF U.S MID CAP CORE(8)
 Accumulation Unit Value, Beginning of Period                $10.000   $11.070
 Accumulation Unit Value, End of Period                      $11.070   $ 7.808
 Number of Units Outstanding, End of Period                        0         0


                                 86 PROSPECTUS

VAN KAMPEN UIF U.S. REAL ESTATE
 Accumulation Unit Value, Beginning of Period                     --   $10.000
 Accumulation Unit Value, End of Period                           --   $ 8.944
 Number of Units Outstanding, End of Period                       --         0
VAN KAMPEN UIF VALUE
 Accumulation Unit Value, Beginning of Period                $10.000   $10.727
 Accumulation Unit Value, End of Period                      $10.727   $ 8.183
 Number of Units Outstanding, End of Period                        0         0


+ The Allstate Provider Extra Contracts were first offered on November 2, 2001. All Variable Sub-Accounts (except those indicated with one or two asterisks) were first offered under the Allstate Provider Extra Contracts on November 2, 2001.

* These Variable Sub-Accounts were first offered under the Allstate Provider Extra Contracts on November 2, 2001.

(1) The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.90%.
(2) Effective September 30, 2002, the AIM V.I. Core Equity Fund changed its investment objective from growth of capital with a secondary objective of current income, to growth of capital.
(3) Effective May 1, 2002, the Franklin Global Health Care Portfolio merged into the Franklin Small Cap Fund. Accordingly, for administrative convenience, on May 1, 2002, we combined the Franklin Global Health Care Variable Sub-Account into the Franklin Small Cap Variable Sub-Account.
(4) Effective May 1, 2003 the Franklin Technology Securities Fund merged into the Franklin Small Cap Fund. Accordingly, for administrative convenience, on May 1, 2003, we combined the Franklin Technology Securities Variable Sub-Account into the Franklin Small Cap Variable Sub-Account.
(5) Effective 5/1/03 the LSA Focused Equity Fund and the LSA Growth Equity Fund changed their names to LSA Equity Growth Fund and LSA Capital Growth Fund, respectively. We have made a corresponding change in the name of the Variable Sub-Account that invest in that Portfolio.
(6) Effective May 1, 2003, the Portfolio changed its name from the Oppenheimer Main Street Growth and Income Fund to the Oppenheimer Main Street Fund. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.
(7) Effective May 1, 2003, the Portfolio changed its name from the Putnam VT International Growth Fund to the Putnam VT International Equity Fund. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.
(8) Effective May 1, 2003, the Portfolio changed its name from the Van Kampen UIF Mid Cap Value Portfolio to the Van Kampen UIF U.S. Mid Cap Core Portfolio. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.


                                       87 PROSPECTUS

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED (BASE POLICY)1
--------------------------------------------------------------------------------


ALLSTATE PROVIDER ULTRA CONTRACTS
FOR THE YEARS BEGINNING JANUARY 1+ AND ENDING DECEMBER
31,                                                          2001       2002
Variable Sub-Accounts
AIM V.I. AGGRESSIVE GROWTH
 Accumulation Unit Value, Beginning of Period               $10.000   $  8.618
 Accumulation Unit Value, End of Period                     $ 8.618   $  6.575
 Number of Units Outstanding, End of Period                     162      3,182
AIM V.I. BALANCED
 Accumulation Unit Value, Beginning of Period               $10.000   $  9.121
 Accumulation Unit Value, End of Period                     $ 9.121   $  7.459
 Number of Units Outstanding, End of Period                  17,262     42,779
AIM V.I. CAPITAL APPRECIATION
 Accumulation Unit Value, Beginning of Period               $10.000   $   8.61
 Accumulation Unit Value, End of Period                     $  8.61   $  6.470
 Number of Units Outstanding, End of Period                   7,675     16,768
AIM V.I. CORE EQUITY (2)
 Accumulation Unit Value, Beginning of Period               $10.000   $  8.497
 Accumulation Unit Value, End of Period                     $ 8.497   $  7.076
 Number of Units Outstanding, End of Period                       0     11,578
AIM V.I. DENT DEMOGRAPHIC TRENDS
 Accumulation Unit Value, Beginning of Period               $10.000   $  8.470
 Accumulation Unit Value, End of Period                     $ 8.470   $  5.665
 Number of Units Outstanding, End of Period                     202        219
AIM V.I. DIVERSIFIED INCOME
 Accumulation Unit Value, Beginning of Period               $10.000   $ 10.127
 Accumulation Unit Value, End of Period                     $10.127   $ 10.220
 Number of Units Outstanding, End of Period                   1,291      4,757
AIM V.I. GROWTH
 Accumulation Unit Value, Beginning of Period               $10.000   $  8.395
 Accumulation Unit Value, End of Period                     $ 8.395   $  5.717
 Number of Units Outstanding, End of Period                  14,481     16,296
AIM V.I. INTERNATIONAL GROWTH
 Accumulation Unit Value, Beginning of Period               $10.000   $  8.508
 Accumulation Unit Value, End of Period                     $ 8.508   $  7.077
 Number of Units Outstanding, End of Period                       0          0
AIM V.I. PREMIER EQUITY
 Accumulation Unit Value, Beginning of Period               $10.000   $  8.853
 Accumulation Unit Value, End of Period                     $ 8.853   $  6.090
 Number of Units Outstanding, End of Period                  11,756     24,783
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH
 Accumulation Unit Value, Beginning of Period               $10.000   $  8.323
 Accumulation Unit Value, End of Period                     $ 8.323   $  5.834
 Number of Units Outstanding, End of Period                     209      1,569
DREYFUS STOCK INDEX
 Accumulation Unit Value, Beginning of Period               $10.000   $  9.409
 Accumulation Unit Value, End of Period                     $ 9.409   $  6.930
 Number of Units Outstanding, End of Period                   6,900     57,775

                                 88 PROSPECTUS

DREYFUS VIF GROWTH & INCOME
 Accumulation Unit Value, Beginning of Period               $10.000   $  9.156
 Accumulation Unit Value, End of Period                     $ 9.156   $  6.744
 Number of Units Outstanding, End of Period                     904      2,715
DREYFUS VIF MONEY MARKET
 Accumulation Unit Value, Beginning of Period               $10.000   $ 10.124
 Accumulation Unit Value, End of Period                     $10.124   $ 10.134
 Number of Units Outstanding, End of Period                  11,463     22,206
FIDELITY VIP ASSET MANAGER: GROWTH SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period               $10.000   $  9.497
 Accumulation Unit Value, End of Period                     $ 9.497   $  7.886
 Number of Units Outstanding, End of Period                   1,656      1,722
FIDELITY VIP CONTRAFUND(R) SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period               $10.000   $  9.456
 Accumulation Unit Value, End of Period                     $ 9.456   $  8.440
 Number of Units Outstanding, End of Period                  17.056     47,759
FIDELITY VIP EQUITY-INCOME SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period               $10.000   $  9.370
 Accumulation Unit Value, End of Period                     $ 9.370   $  7.658
 Number of Units Outstanding, End of Period                  35,300    122,842
FIDELITY VIP GROWTH SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period               $10.000   $  8.681
 Accumulation Unit Value, End of Period                     $ 8.681   $  5.969
 Number of Units Outstanding, End of Period                  13,066     55,960
FIDELITY VIP HIGH INCOME SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period               $10.000   $  9.016
 Accumulation Unit Value, End of Period                     $ 9.016   $  9.188
 Number of Units Outstanding, End of Period                   2,936     14,304
FRANKLIN SMALL CAP(3)
 Accumulation Unit Value, Beginning of Period               $10.000   $  9.286
 Accumulation Unit Value, End of Period                     $ 9.286   $  6.533
 Number of Units Outstanding, End of Period                   2,096     10,255
FRANKLIN TECHNOLOGY SECURITIES*(4)
 Accumulation Unit Value, Beginning of Period               $10.000   $  7.942
 Accumulation Unit Value, End of Period                     $ 7.942   $  4.395
 Number of Units Outstanding, End of Period                     261        281
MUTUAL SHARES SECURITIES
 Accumulation Unit Value, Beginning of Period               $10.000   $  9.833
 Accumulation Unit Value, End of Period                     $ 9.833   $  8.554
 Number of Units Outstanding, End of Period                  14,810     25,084
TEMPLETON DEVELOPING MARKETS SECURITIES - CLASS 2
 Accumulation Unit Value, Beginning of Period               $10.000   $  9.434
 Accumulation Unit Value, End of Period                     $ 9.434   $  9.293
 Number of Units Outstanding, End of Period                       0          0
TEMPLETON FOREIGN SECURITIES - CLASS 2
 Accumulation Unit Value, Beginning of Period               $10.000   $  8.776
 Accumulation Unit Value, End of Period                     $ 8.776   $  7.050
 Number of Units Outstanding, End of Period                     825      1,760
GOLDMAN SACHS VIT CORE/SM /SMALL CAP EQUITY
 Accumulation Unit Value, Beginning of Period               $10.000   $ 10.163
 Accumulation Unit Value, End of Period                     $10.163   $  8.525
 Number of Units Outstanding, End of Period                       0      3,169

89 PROSPECTUS

GOLDMAN SACHS VIT CORE/SM/ U.S. EQUITY
 Accumulation Unit Value, Beginning of Period               $10.000   $  9.015
 Accumulation Unit Value, End of Period                     $ 9.015   $  6.946
 Number of Units Outstanding, End of Period                       0      1,487
LSA CAPITAL GROWTH (5)
 Accumulation Unit Value, Beginning of Period               $10.000   $  8.845
 Accumulation Unit Value, End of Period                     $ 8.845   $  6.599
 Number of Units Outstanding, End of Period                       0      2,448
LSA DIVERSIFIED MID-CAP
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
 Accumulation Unit Value, End of Period                          --   $  7.772
 Number of Units Outstanding, End of Period                      --          0
LSA EQUITY GROWTH (5)
 Accumulation Unit Value, Beginning of Period               $10.000   $  9.102
 Accumulation Unit Value, End of Period                     $ 9.102   $  6.302
 Number of Units Outstanding, End of Period                     302      1,102
MFS EMERGING GROWTH SERVICE CLASS
 Accumulation Unit Value, Beginning of Period               $10.000   $  8.158
 Accumulation Unit Value, End of Period                     $ 8.158   $  5.323
 Number of Units Outstanding, End of Period                   8,841     21,444
MFS INVESTORS TRUST SERVICE CLASS
 Accumulation Unit Value, Beginning of Period               $10.000   $  8.843
 Accumulation Unit Value, End of Period                     $ 8.843   $  6.878
 Number of Units Outstanding, End of Period                  16,089     27,727
MFS NEW DISCOVERY SERVICE CLASS
 Accumulation Unit Value, Beginning of Period               $10.000   $  9.619
 Accumulation Unit Value, End of Period                     $ 9.619   $  6.471
 Number of Units Outstanding, End of Period                   5,451     52,548
MFS RESEARCH SERVICE CLASS
 Accumulation Unit Value, Beginning of Period               $10.000   $  8.458
 Accumulation Unit Value, End of Period                     $ 8.458   $  6.281
 Number of Units Outstanding, End of Period                   6,555     20,274
MFS UTILITIES SERVICE CLASS
 Accumulation Unit Value, Beginning of Period               $10.000   $  7.546
 Accumulation Unit Value, End of Period                     $ 7.546   $  5.739
 Number of Units Outstanding, End of Period                  33,039     39,745
OPPENHEIMER AGGRESSIVE GROWTH
 Accumulation Unit Value, Beginning of Period               $10.000   $  8.833
 Accumulation Unit Value, End of Period                     $ 8.833   $  6.292
 Number of Units Outstanding, End of Period                  19,725     70,033
OPPENHEIMER CAPITAL APPRECIATION
 Accumulation Unit Value, Beginning of Period               $10.000   $  8.693
 Accumulation Unit Value, End of Period                     $ 8.693   $  6.272
 Number of Units Outstanding, End of Period                  67,547    161,093
OPPENHEIMER GLOBAL SECURITIES
 Accumulation Unit Value, Beginning of Period               $10.000   $  9.314
 Accumulation Unit Value, End of Period                     $ 9.314   $  7.154
 Number of Units Outstanding, End of Period                  12,351     41,764
OPPENHEIMER MAIN STREET (6)
 Accumulation Unit Value, Beginning of Period               $10.000   $  9.171
 Accumulation Unit Value, End of Period                     $ 9.171   $  7.346
 Number of Units Outstanding, End of Period                  44,958    112,400

                                 90 PROSPECTUS

OPPENHEIMER STRATEGIC BOND
 Accumulation Unit Value, Beginning of Period               $10.000   $ 10.250
 Accumulation Unit Value, End of Period                     $10.250   $ 10.864
 Number of Units Outstanding, End of Period                  22,387     94,592
PUTNAM VT GROWTH AND INCOME  CLASS IB
 Accumulation Unit Value, Beginning of Period               $10.000   $  9.217
 Accumulation Unit Value, End of Period                     $ 9.217   $  7.366
 Number of Units Outstanding, End of Period                  25,624     34,780
PUTNAM VT GROWTH OPPORTUNITIES  CLASS IB
 Accumulation Unit Value, Beginning of Period               $10.000   $  8.065
 Accumulation Unit Value, End of Period                     $ 8.065   $  5.610
 Number of Units Outstanding, End of Period                   3,456        697
PUTNAM VT HEALTH SCIENCES
 Accumulation Unit Value, Beginning of Period               $10.000   $  9.662
 Accumulation Unit Value, End of Period                     $ 9.662   $  7.592
 Number of Units Outstanding, End of Period                  10,884     38,840
PUTNAM VT INTERNATIONAL EQUITY (7)
 Accumulation Unit Value, Beginning of Period               $10.000   $ 11.829
 Accumulation Unit Value, End of Period                     $11.829   $  9.607
 Number of Units Outstanding, End of Period                       0        372
PUTNAM VT NEW VALUE
 Accumulation Unit Value, Beginning of Period               $10.000   $  9.574
 Accumulation Unit Value, End of Period                     $ 9.574   $  7.971
 Number of Units Outstanding, End of Period                  10,667     23,289
PUTNAM VT RESEARCH CLASS IB
 Accumulation Unit Value, Beginning of Period               $10.000   $ 12.056
 Accumulation Unit Value, End of Period                     $12.056   $  9.253
 Number of Units Outstanding, End of Period                       0      1,048
VAN KAMPEN UIF CORE PLUS FIXED INCOME
 Accumulation Unit Value, Beginning of Period               $10.000   $ 10.455
 Accumulation Unit Value, End of Period                     $10.455   $ 11.070
 Number of Units Outstanding, End of Period                  13,728     39,266
VAN KAMPEN UIF GLOBAL VALUE EQUITY
 Accumulation Unit Value, Beginning of Period               $10.000   $  9.289
 Accumulation Unit Value, End of Period                     $ 9.289   $  7.618
 Number of Units Outstanding, End of Period                     383      2,703
VAN KAMPEN UIF U.S. MID CAP CORE (8)
 Accumulation Unit Value, Beginning of Period               $10.000   $  9.585
 Accumulation Unit Value, End of Period                     $ 9.585   $  6.806
 Number of Units Outstanding, End of Period                   2,965     15,157
VAN KAMPEN UIF U.S. REAL ESTATE
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
 Accumulation Unit Value, End of Period                          --   $  8.977
 Number of Units Outstanding, End of Period                      --          0
VAN KAMPEN UIF VALUE
 Accumulation Unit Value, Beginning of Period               $10.000   $  9.615
 Accumulation Unit Value, End of Period                     $ 9.615   $  7.384
 Number of Units Outstanding, End of Period                       1      1,226

*The Allstate Provider Ultra Contracts were first offered on May 1, 2001. All Variable Sub-Accounts commenced prior to May 1, 2001 except the Putnam VT International Growth, and Putnam VT Research Class IB which were first offered under the Contracts on September 21, 2001. There is no AUV information for the LSA Diversified Mid-Cap and Van Kampen UIF U.S. Real Estate Variable Sub-Accounts as they were first offered under the Contracts on May 1, 2002.

                                 91 PROSPECTUS

(1) The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.25%.
(2) Effective September 30, 2002, the AIM V.I. Core Equity Fund changed its investment objective from growth of capital with a secondary objective of current income, to growth of capital.
(3) Effective May 1, 2002, the Franklin Global Health Care Portfolio merged into the Franklin Small Cap Fund. Accordingly, for administrative convenience, on May 1, 2002, we combined the Franklin Global Health Care Variable Sub-Account into the Franklin Small Cap Variable Sub-Account.
(4) Effective May 1, 2003 the Franklin Technology Securities Fund merged into the Franklin Small Cap Fund. Accordingly, for administrative convenience, on May 1, 2003, we combined the Franklin Technology Securities Variable Sub-Account into the Franklin Small Cap Variable Sub-Account.
(5) Effective 5/1/03 the LSA Focused Equity Fund and the LSA Growth Equity Fund changed their names to LSA Equity Growth Fund and LSA Capital Growth Fund, respectively. We have made a corresponding change in the name of the Variable Sub-Account that invest in that Portfolio.
(6) Effective May 1, 2003, the Portfolio changed its name from the Oppenheimer Main Street Growth and Income Fund to the Oppenheimer Main Street Fund. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.
(7) Effective May 1, 2003, the Portfolio changed its name from the Putnam VT International Growth Fund to the Putnam VT International Equity Fund. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.
(8) Effective May 1, 2003, the Portfolio changed its name from the Van Kampen UIF Mid Cap Value Portfolio to the Van Kampen UIF U.S. Mid Cap Core Portfolio. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

                                  92 PROSPECTUS

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE ENHANCED DEATH BENEFIT OPTION/1/
--------------------------------------------------------------------------------


ALLSTATE PROVIDER ULTRA CONTRACTS
FOR THE YEARS BEGINNING JANUARY 1+ AND ENDING DECEMBER 31,
                                                          2001       2002
Variable Sub-Accounts
AIM V.I. AGGRESSIVE GROWTH
 Accumulation Unit Value, Beginning of Period               $10.000   $  8.603
 Accumulation Unit Value, End of Period                     $ 8.603   $  6.547
 Number of Units Outstanding, End of Period                   2,604      3,314
AIM V.I. BALANCED
 Accumulation Unit Value, Beginning of Period               $10.000   $  9.106
 Accumulation Unit Value, End of Period                     $ 9.106   $  7.428
 Number of Units Outstanding, End of Period                  36,214     59,272
AIM V.I. CAPITAL APPRECIATION
 Accumulation Unit Value, Beginning of Period               $10.000   $   8.65
 Accumulation Unit Value, End of Period                     $  8.65   $  6.443
 Number of Units Outstanding, End of Period                  34,586     34,536
AIM V.I. CORE EQUITY (2)
 Accumulation Unit Value, Beginning of Period               $10.000   $  8.482
 Accumulation Unit Value, End of Period                     $ 8.482   $  7.046
 Number of Units Outstanding, End of Period                       0     18,325
AIM V.I. DENT DEMOGRAPHIC TRENDS
 Accumulation Unit Value, Beginning of Period               $10.000   $  8.456
 Accumulation Unit Value, End of Period                     $ 8.456   $  5.641
 Number of Units Outstanding, End of Period                       0          0
AIM V.I. DIVERSIFIED INCOME
 Accumulation Unit Value, Beginning of Period               $10.000   $ 10.109
 Accumulation Unit Value, End of Period                     $10.109   $ 10.176
 Number of Units Outstanding, End of Period                   3,369      6.695
AIM V.I. GROWTH
 Accumulation Unit Value, Beginning of Period               $10.000   $  8.381
 Accumulation Unit Value, End of Period                     $ 8.381   $  5.692
 Number of Units Outstanding, End of Period                   6,203      4,499
AIM V.I. INTERNATIONAL GROWTH
 Accumulation Unit Value, Beginning of Period               $10.000   $  8.493
 Accumulation Unit Value, End of Period                     $ 8.493   $  7.047
 Number of Units Outstanding, End of Period                       0          0
AIM V.I. PREMIER EQUITY
 Accumulation Unit Value, Beginning of Period               $10.000   $  8.832
 Accumulation Unit Value, End of Period                     $ 8.832   $  6.065
 Number of Units Outstanding, End of Period                  35,582     44,074
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH
 Accumulation Unit Value, Beginning of Period               $10.000   $  8.309
 Accumulation Unit Value, End of Period                     $ 8.309   $  5.809
 Number of Units Outstanding, End of Period                       0     13,511
DREYFUS STOCK INDEX
 Accumulation Unit Value, Beginning of Period               $10.000   $  9.034
 Accumulation Unit Value, End of Period                     $ 9.034   $  6.901
 Number of Units Outstanding, End of Period                   3,055     34,428

                                 93 PROSPECTUS


DREYFUS VIF GROWTH & INCOME
 Accumulation Unit Value, Beginning of Period               $10.000   $  9.140
 Accumulation Unit Value, End of Period                     $ 9.140   $  6.716
 Number of Units Outstanding, End of Period                       0      1,249
DREYFUS VIF MONEY MARKET
 Accumulation Unit Value, Beginning of Period               $10.000   $ 10.107
 Accumulation Unit Value, End of Period                     $10.107   $ 10.091
 Number of Units Outstanding, End of Period                       0      2,198
FIDELITY VIP ASSET MANAGER: GROWTH SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period               $10.000   $  9.481
 Accumulation Unit Value, End of Period                     $ 9.481   $  7.853
 Number of Units Outstanding, End of Period                       0          0
FIDELITY VIP CONTRAFUND(R) SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period               $10.000   $  9.449
 Accumulation Unit Value, End of Period                     $ 9.449   $  8.404
 Number of Units Outstanding, End of Period                  15,928    26,8890
FIDELITY VIP EQUITY-INCOME SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period               $10.000   $  9.354
 Accumulation Unit Value, End of Period                     $ 9.354   $  7.626
 Number of Units Outstanding, End of Period                  48,170    100,659
FIDELITY VIP GROWTH SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period               $10.000   $  8.666
 Accumulation Unit Value, End of Period                     $ 8.666   $  5.944
 Number of Units Outstanding, End of Period                  23,900     35,644
FIDELITY VIP HIGH INCOME SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period               $10.000   $  9.001
 Accumulation Unit Value, End of Period                     $ 9.001   $  9.149
 Number of Units Outstanding, End of Period                   6,849     47,369
FRANKLIN SMALL CAP(3)
 Accumulation Unit Value, Beginning of Period               $10.000   $  9.270
 Accumulation Unit Value, End of Period                     $ 9.270   $  6.505
 Number of Units Outstanding, End of Period                       0      2,501
FRANKLIN TECHNOLOGY SECURITIES*(4)
 Accumulation Unit Value, Beginning of Period               $10.000   $  7.929
 Accumulation Unit Value, End of Period                     $ 7.929   $  4.376
 Number of Units Outstanding, End of Period                       0          0
MUTUAL SHARES SECURITIES
 Accumulation Unit Value, Beginning of Period               $10.000   $  9.816
 Accumulation Unit Value, End of Period                     $ 9.816   $  8.518
 Number of Units Outstanding, End of Period                   1,046     15,478
TEMPLETON DEVELOPING MARKETS SECURITIES - CLASS 2
 Accumulation Unit Value, Beginning of Period               $10.000   $  9.418
 Accumulation Unit Value, End of Period                     $ 9.418   $  9.254
 Number of Units Outstanding, End of Period                       0          0
TEMPLETON FOREIGN SECURITIES - CLASS 2
 Accumulation Unit Value, Beginning of Period               $10.000   $  8.761
 Accumulation Unit Value, End of Period                     $ 8.761   $  7.020
 Number of Units Outstanding, End of Period                   1,234      2,439
GOLDMAN SACHS VIT CORE/SM /SMALL CAP EQUITY
 Accumulation Unit Value, Beginning of Period               $10.000   $ 10.146
 Accumulation Unit Value, End of Period                     $10.146   $  8.489
 Number of Units Outstanding, End of Period                       0      1,225

                                 94 PROSPECTUS

GOLDMAN SACHS VIT CORE/SM/ U.S. EQUITY
 Accumulation Unit Value, Beginning of Period               $10.000   $  9.000
 Accumulation Unit Value, End of Period                     $ 9.000   $  6.917
 Number of Units Outstanding, End of Period                       0         92
LSA CAPITAL GROWTH (5)
 Accumulation Unit Value, Beginning of Period               $10.000   $  8.830
 Accumulation Unit Value, End of Period                     $ 8.830   $  6.571
 Number of Units Outstanding, End of Period                       0      1,876
LSA DIVERSIFIED MID-CAP
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
 Accumulation Unit Value, End of Period                          --   $  7.764
 Number of Units Outstanding, End of Period                      --          0
LSA EQUITY GROWTH (5)
 Accumulation Unit Value, Beginning of Period               $10.000   $  9.087
 Accumulation Unit Value, End of Period                     $ 9.087   $  6.275
 Number of Units Outstanding, End of Period                     198        689
MFS EMERGING GROWTH SERVICE CLASS
 Accumulation Unit Value, Beginning of Period               $10.000   $  8.144
 Accumulation Unit Value, End of Period                     $ 8.144   $  5.300
 Number of Units Outstanding, End of Period                  28,157     31,880
MFS INVESTORS TRUST SERVICE CLASS
 Accumulation Unit Value, Beginning of Period               $10.000   $  8.828
 Accumulation Unit Value, End of Period                     $ 8.828   $  6.849
 Number of Units Outstanding, End of Period                  20,784     27,105
MFS NEW DISCOVERY SERVICE CLASS
 Accumulation Unit Value, Beginning of Period               $10.000   $  9.602
 Accumulation Unit Value, End of Period                     $ 9.602   $  6.444
 Number of Units Outstanding, End of Period                   7,674     20,990
MFS RESEARCH SERVICE CLASS
 Accumulation Unit Value, Beginning of Period               $10.000   $  8.444
 Accumulation Unit Value, End of Period                     $ 8.444   $  6.255
 Number of Units Outstanding, End of Period                  14,559     14,381
MFS UTILITIES SERVICE CLASS
 Accumulation Unit Value, Beginning of Period               $10.000   $  7.533
 Accumulation Unit Value, End of Period                     $ 7.533   $  5.715
 Number of Units Outstanding, End of Period                  20,335     21,447
OPPENHEIMER AGGRESSIVE GROWTH
 Accumulation Unit Value, Beginning of Period               $10.000   $  8.818
 Accumulation Unit Value, End of Period                     $ 8.818   $  6.266
 Number of Units Outstanding, End of Period                  11,201     27,413
OPPENHEIMER CAPITAL APPRECIATION
 Accumulation Unit Value, Beginning of Period               $10.000   $  8.678
 Accumulation Unit Value, End of Period                     $ 8.678   $  6.245
 Number of Units Outstanding, End of Period                  68,758    134,635
OPPENHEIMER GLOBAL SECURITIES
 Accumulation Unit Value, Beginning of Period               $10.000   $  9.298
 Accumulation Unit Value, End of Period                     $ 9.298   $  7.124
 Number of Units Outstanding, End of Period                  26,672     27,128
OPPENHEIMER MAIN STREET (6)
 Accumulation Unit Value, Beginning of Period               $10.000   $  9.155
 Accumulation Unit Value, End of Period                     $ 9.155   $  7.315
 Number of Units Outstanding, End of Period                  44,954     79,731


                                 95 PROSPECTUS

OPPENHEIMER STRATEGIC BOND
 Accumulation Unit Value, Beginning of Period               $10.000   $ 10.232
 Accumulation Unit Value, End of Period                     $10.232   $ 10.818
 Number of Units Outstanding, End of Period                  37,733    110,799
PUTNAM VT GROWTH AND INCOME  CLASS IB
 Accumulation Unit Value, Beginning of Period               $10.000   $  9.202
 Accumulation Unit Value, End of Period                     $ 9.202   $  7.335
 Number of Units Outstanding, End of Period                  32,365     26,466
PUTNAM VT GROWTH OPPORTUNITIES  CLASS IB
 Accumulation Unit Value, Beginning of Period               $10.000   $  8.051
 Accumulation Unit Value, End of Period                     $ 8.051   $  5.586
 Number of Units Outstanding, End of Period                   2,002      7,046
PUTNAM VT HEALTH SCIENCES
 Accumulation Unit Value, Beginning of Period               $10.000   $  9.645
 Accumulation Unit Value, End of Period                     $ 9.645   $  7.560
 Number of Units Outstanding, End of Period                   8,615     15,785
PUTNAM VT INTERNATIONAL EQUITY(7)
 Accumulation Unit Value, Beginning of Period               $10.000   $ 11.820
 Accumulation Unit Value, End of Period                     $11.820   $  9.576
 Number of Units Outstanding, End of Period                       0          0
PUTNAM VT NEW VALUE
 Accumulation Unit Value, Beginning of Period               $10.000   $  9.558
 Accumulation Unit Value, End of Period                     $ 9.558   $  7.937
 Number of Units Outstanding, End of Period                  11,841     16,427
PUTNAM VT RESEARCH CLASS IB
 Accumulation Unit Value, Beginning of Period               $10.000   $ 12.048
 Accumulation Unit Value, End of Period                     $12.048   $  9.223
 Number of Units Outstanding, End of Period                       0      1,135
VAN KAMPEN UIF CORE PLUS FIXED INCOME
 Accumulation Unit Value, Beginning of Period               $10.000   $ 10.437
 Accumulation Unit Value, End of Period                     $10.437   $ 11.023
 Number of Units Outstanding, End of Period                      98     35,731
VAN KAMPEN UIF GLOBAL VALUE EQUITY
 Accumulation Unit Value, Beginning of Period               $10.000   $  9.274
 Accumulation Unit Value, End of Period                     $ 9.274   $  7.586
 Number of Units Outstanding, End of Period                       0          0
VAN KAMPEN UIF U.S MID CAP CORE (8)
 Accumulation Unit Value, Beginning of Period               $10.000   $  9.568
 Accumulation Unit Value, End of Period                     $ 9.568   $  6.777
 Number of Units Outstanding, End of Period                      83      2,893
VAN KAMPEN UIF U.S. REAL ESTATE
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
 Accumulation Unit Value, End of Period                          --   $  8.968
 Number of Units Outstanding, End of Period                      --        590
VAN KAMPEN UIF VALUE
 Accumulation Unit Value, Beginning of Period               $10.000   $  9.568
 Accumulation Unit Value, End of Period                     $ 9.599   $  7.353
 Number of Units Outstanding, End of Period                       0          0

 *The Allstate Provider Ultra Contracts were first offered on May 1, 2001. All Variable Sub-Accounts commenced prior to May 1, 2001 except the Putnam VT
 International Growth, and Putnam VT Research Class IB which were first offered under the Contracts on September 21, 2001. There is no AUV information for the LSA Diversified Mid-Cap and Van Kampen UIF U.S. Real Estate Variable Sub-Accounts as they were first offered under the Contracts on May 1, 2002.

                                 96 PROSPECTUS

(1) The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.50%.
(2) Effective September 30, 2002, the AIM V.I. Core Equity Fund changed its investment objective from growth of capital with a secondary objective of current income, to growth of capital.
(3) Effective May 1, 2002, the Franklin Global Health Care Portfolio merged into the Franklin Small Cap Fund. Accordingly, for administrative convenience, on May 1, 2002, we combined the Franklin Global Health Care Variable Sub-Account into the Franklin Small Cap Variable Sub-Account.
(4) Effective May 1, 2003 the Franklin Technology Securities Fund merged into the Franklin Small Cap Fund. Accordingly, for administrative convenience, on May 1, 2003, we combined the Franklin Technology Securities Variable Sub-Account into the Franklin Small Cap Variable Sub-Account.
(5) Effective 5/1/03 the LSA Focused Equity Fund and the LSA Growth Equity Fund changed their names to LSA Equity Growth Fund and LSA Capital Growth Fund, respectively. We have made a corresponding change in the name of the Variable Sub-Account that invest in that Portfolio.
(6) Effective May 1, 2003, the Portfolio changed its name from the Oppenheimer Main Street Growth and Income Fund to the Oppenheimer Main Street Fund. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.
(7) Effective May 1, 2003, the Portfolio changed its name from the Putnam VT International Growth Fund to the Putnam VT International Equity Fund. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.
(8) Effective May 1, 2003, the Portfolio changed its name from the Van Kampen UIF Mid Cap Value Portfolio to the Van Kampen UIF U.S. Mid Cap Core Portfolio. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.


                                     97 PROSPECTUS

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE INCOME BENEFIT RIDER/1/
--------------------------------------------------------------------------------


ALLSTATE PROVIDER ULTRA CONTRACTS
FOR THE YEARS BEGINNING JANUARY 1/+/ AND ENDING DECEMBER 31,
                                                               2001      2002
Variable Sub-Accounts
AIM V.I. AGGRESSIVE GROWTH
 Accumulation Unit Value, Beginning of Period                $10.000   $ 8.603
 Accumulation Unit Value, End of Period                      $ 8.603   $ 6.547
 Number of Units Outstanding, End of Period                      530     3,166
AIM V.I. BALANCED
 Accumulation Unit Value, Beginning of Period                $10.000   $ 9.106
 Accumulation Unit Value, End of Period                      $ 9.106   $ 7.428
 Number of Units Outstanding, End of Period                    8,928    39,007
AIM V.I. CAPITAL APPRECIATION
 Accumulation Unit Value, Beginning of Period                $10.000   $  8.65
 Accumulation Unit Value, End of Period                      $  8.65   $ 6.443
 Number of Units Outstanding, End of Period                    7,427    12,814
AIM V.I. CORE EQUITY (2)
 Accumulation Unit Value, Beginning of Period                $10.000   $ 8.482
 Accumulation Unit Value, End of Period                      $ 8.482   $ 7.046
 Number of Units Outstanding, End of Period                        0     7,809
AIM V.I. DENT DEMOGRAPHIC TRENDS
 Accumulation Unit Value, Beginning of Period                $10.000   $ 8.456
 Accumulation Unit Value, End of Period                      $ 8.456   $ 5.641
 Number of Units Outstanding, End of Period                        0         0
AIM V.I. DIVERSIFIED INCOME
 Accumulation Unit Value, Beginning of Period                $10.000   $10.109
 Accumulation Unit Value, End of Period                      $10.109   $10.176
 Number of Units Outstanding, End of Period                      507    11,636
AIM V.I. GROWTH
 Accumulation Unit Value, Beginning of Period                $10.000   $ 8.381
 Accumulation Unit Value, End of Period                      $ 8.381   $ 5.692
 Number of Units Outstanding, End of Period                    4,883     7,263
AIM V.I. INTERNATIONAL GROWTH
 Accumulation Unit Value, Beginning of Period                $10.000   $ 8.493
 Accumulation Unit Value, End of Period                      $ 8.493   $ 7.047
 Number of Units Outstanding, End of Period                        0         0
AIM V.I. PREMIER EQUITY
 Accumulation Unit Value, Beginning of Period                $10.000   $ 8.838
 Accumulation Unit Value, End of Period                      $ 8.838   $ 6.065
 Number of Units Outstanding, End of Period                   15,056    43,253
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH
 Accumulation Unit Value, Beginning of Period                $10.000   $ 8.309
 Accumulation Unit Value, End of Period                      $ 8.309   $ 5.809
 Number of Units Outstanding, End of Period                        0     1,364
DREYFUS STOCK INDEX
 Accumulation Unit Value, Beginning of Period                $10.000   $ 9.034
 Accumulation Unit Value, End of Period                      $ 9.034   $ 6.901
 Number of Units Outstanding, End of Period                    2,060    15,918

                                 98 PROSPECTUS

DREYFUS VIF GROWTH & INCOME
 Accumulation Unit Value, Beginning of Period                $10.000   $ 9.140
 Accumulation Unit Value, End of Period                      $ 9.140   $ 6.716
 Number of Units Outstanding, End of Period                        0       544
DREYFUS VIF MONEY MARKET
 Accumulation Unit Value, Beginning of Period                $10.000   $10.107
 Accumulation Unit Value, End of Period                      $10.107   $10.091
 Number of Units Outstanding, End of Period                    4,062    17,969
FIDELITY VIP ASSET MANAGER: GROWTH SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                $10.000   $ 9.481
 Accumulation Unit Value, End of Period                      $ 9.481   $ 7.853
 Number of Units Outstanding, End of Period                        0       960
FIDELITY VIP CONTRAFUND(R) SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                $10.000   $ 9.449
 Accumulation Unit Value, End of Period                      $ 9.449   $ 8.404
 Number of Units Outstanding, End of Period                    4,269    11,387
FIDELITY VIP EQUITY-INCOME SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                $10.000   $ 9.354
 Accumulation Unit Value, End of Period                      $ 9.354   $ 7.626
 Number of Units Outstanding, End of Period                   21,250    62,281
FIDELITY VIP GROWTH SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                $10.000   $ 8.666
 Accumulation Unit Value, End of Period                      $ 8.666   $ 5.944
 Number of Units Outstanding, End of Period                    2,130     6,031
FIDELITY VIP HIGH INCOME SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                $10.000   $ 9.001
 Accumulation Unit Value, End of Period                      $ 9.001   $ 9.149
 Number of Units Outstanding, End of Period                    3,040     5,031
FRANKLIN SMALL CAP(3)
 Accumulation Unit Value, Beginning of Period                $10.000   $ 9.270
 Accumulation Unit Value, End of Period                      $ 9.270   $ 6.505
 Number of Units Outstanding, End of Period                      509     4,832
FRANKLIN TECHNOLOGY SECURITIES*(4)
 Accumulation Unit Value, Beginning of Period                $10.000   $ 7.929
 Accumulation Unit Value, End of Period                      $ 7.929   $ 4.376
 Number of Units Outstanding, End of Period                      348       331
MUTUAL SHARES SECURITIES
 Accumulation Unit Value, Beginning of Period                $10.000   $ 9.816
 Accumulation Unit Value, End of Period                      $ 9.816   $ 8.518
 Number of Units Outstanding, End of Period                    3,552    18,783
TEMPLETON DEVELOPING MARKETS SECURITIES - CLASS 2
 Accumulation Unit Value, Beginning of Period                $10.000   $ 9.418
 Accumulation Unit Value, End of Period                      $ 9.418   $ 9.254
 Number of Units Outstanding, End of Period                        0       767
TEMPLETON FOREIGN SECURITIES - CLASS 2
 Accumulation Unit Value, Beginning of Period                $10.000   $ 8.761
 Accumulation Unit Value, End of Period                      $ 8.761   $ 7.020
 Number of Units Outstanding, End of Period                    1,036     8,733
GOLDMAN SACHS VIT CORE/SM /SMALL CAP EQUITY
 Accumulation Unit Value, Beginning of Period                $10.000   $10.146
 Accumulation Unit Value, End of Period                      $10.146   $ 8.489
 Number of Units Outstanding, End of Period                        0       936

                                 99 PROSPECTUS

GOLDMAN SACHS VIT CORE/SM/ U.S. EQUITY
 Accumulation Unit Value, Beginning of Period                $10.000   $ 9.000
 Accumulation Unit Value, End of Period                      $ 9.000   $ 6.917
 Number of Units Outstanding, End of Period                        0     1,021
LSA CAPITAL GROWTH (5)
 Accumulation Unit Value, Beginning of Period                $10.000   $ 8.830
 Accumulation Unit Value, End of Period                      $ 8.830   $ 6.569
 Number of Units Outstanding, End of Period                        0         0
LSA DIVERSIFIED MID-CAP
 Accumulation Unit Value, Beginning of Period                     --   $10.000
 Accumulation Unit Value, End of Period                           --   $ 7.764
 Number of Units Outstanding, End of Period                       --         0
LSA EQUITY GROWTH (5)
 Accumulation Unit Value, Beginning of Period                $10.000   $ 9.087
 Accumulation Unit Value, End of Period                      $ 9.087   $ 6.275
 Number of Units Outstanding, End of Period                      168       387
MFS EMERGING GROWTH SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                $10.000   $ 8.144
 Accumulation Unit Value, End of Period                      $ 8.144   $ 5.300
 Number of Units Outstanding, End of Period                    6,533    25,642
MFS INVESTORS TRUST SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                $10.000   $ 8.828
 Accumulation Unit Value, End of Period                      $ 8.828   $ 6.849
 Number of Units Outstanding, End of Period                    3,393    26,418
MFS NEW DISCOVERY SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                $10.000   $ 9.602
 Accumulation Unit Value, End of Period                      $ 9.602   $ 6.444
 Number of Units Outstanding, End of Period                    2,355     5,904
MFS RESEARCH SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                $10.000   $ 8.444
 Accumulation Unit Value, End of Period                      $ 8.444   $ 6.255
 Number of Units Outstanding, End of Period                    1,783    15,215
MFS UTILITIES SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                $10.000   $ 7.553
 Accumulation Unit Value, End of Period                      $ 7.553   $ 5.715
 Number of Units Outstanding, End of Period                    6,058     4,973
OPPENHEIMER AGGRESSIVE GROWTH
 Accumulation Unit Value, Beginning of Period                $10.000   $ 8.818
 Accumulation Unit Value, End of Period                      $ 8.818   $ 6.266
 Number of Units Outstanding, End of Period                    3,962    22,134
OPPENHEIMER CAPITAL APPRECIATION
 Accumulation Unit Value, Beginning of Period                $10.000   $ 8.678
 Accumulation Unit Value, End of Period                      $ 8.678   $ 6.245
 Number of Units Outstanding, End of Period                    9,979    53,979
OPPENHEIMER GLOBAL SECURITIES
 Accumulation Unit Value, Beginning of Period                $10.000   $ 9.298
 Accumulation Unit Value, End of Period                      $ 9.298   $ 7.124
 Number of Units Outstanding, End of Period                    3,338    15,026
OPPENHEIMER MAIN STREET (6)
 Accumulation Unit Value, Beginning of Period                $10.000   $ 9.155
 Accumulation Unit Value, End of Period                      $ 9.155   $ 7.315
 Number of Units Outstanding, End of Period                   14,089    34,714

                                 100 PROSPECTUS

OPPENHEIMER STRATEGIC BOND
 Accumulation Unit Value, Beginning of Period                $10.000   $10.232
 Accumulation Unit Value, End of Period                      $10.232   $10.818
 Number of Units Outstanding, End of Period                    8,015    31,058
PUTNAM VT GROWTH AND INCOME  CLASS IB
 Accumulation Unit Value, Beginning of Period                $10.000   $ 9.202
 Accumulation Unit Value, End of Period                      $ 9.202   $ 7.335
 Number of Units Outstanding, End of Period                        0         0
PUTNAM VT GROWTH OPPORTUNITIES  CLASS IB
 Accumulation Unit Value, Beginning of Period                $10.000   $ 8.051
 Accumulation Unit Value, End of Period                      $ 8.051   $ 5.586
 Number of Units Outstanding, End of Period                    2,093     7,128
PUTNAM VT HEALTH SCIENCES
 Accumulation Unit Value, Beginning of Period                $10.000   $ 9.645
 Accumulation Unit Value, End of Period                      $ 9.645   $ 7.560
 Number of Units Outstanding, End of Period                    9,717    14,519
PUTNAM VT INTERNATIONAL EQUITY(7)
 Accumulation Unit Value, Beginning of Period                $10.000   $11.820
 Accumulation Unit Value, End of Period                      $11.820   $ 9.576
 Number of Units Outstanding, End of Period                        0       179
PUTNAM VT NEW VALUE
 Accumulation Unit Value, Beginning of Period                $10.000   $ 9.558
 Accumulation Unit Value, End of Period                      $ 9.558   $ 7.937
 Number of Units Outstanding, End of Period                    1,206     5,106
PUTNAM VT RESEARCH CLASS IB
 Accumulation Unit Value, Beginning of Period                $10.000   $12.048
 Accumulation Unit Value, End of Period                      $12.048   $ 9.223
 Number of Units Outstanding, End of Period                      257       337
VAN KAMPEN UIF CORE PLUS FIXED INCOME
 Accumulation Unit Value, Beginning of Period                $10.000   $10.437
 Accumulation Unit Value, End of Period                      $10.437   $11.023
 Number of Units Outstanding, End of Period                    3,648    23,368
VAN KAMPEN UIF GLOBAL VALUE EQUITY
 Accumulation Unit Value, Beginning of Period                $10.000   $ 9.274
 Accumulation Unit Value, End of Period                      $ 9.274   $ 7.586
 Number of Units Outstanding, End of Period                        0         0
VAN KAMPEN UIF U.S. MID CAP CORE (8)
 Accumulation Unit Value, Beginning of Period                $10.000   $ 9.568
 Accumulation Unit Value, End of Period                      $ 9.568   $ 6.777
 Number of Units Outstanding, End of Period                    1,343     2,377
VAN KAMPEN UIF U.S. REAL ESTATE
 Accumulation Unit Value, Beginning of Period                     --   $10.000
 Accumulation Unit Value, End of Period                           --     8.968
 Number of Units Outstanding, End of Period                       --         0
VAN KAMPEN UIF VALUE
 Accumulation Unit Value, Beginning of Period                $10.000   $ 9.599
 Accumulation Unit Value, End of Period                      $ 9.599   $ 7.353
 Number of Units Outstanding, End of Period                      657     3,071

 *The Allstate Provider Ultra Contracts were first offered on May 1, 2001. All Variable Sub-Accounts commenced prior to May 1, 2001 except the Putnam VT
 International Growth, and Putnam VT Research Class IB which were first offered under the Contracts on September 21, 2001. There is no AUV information for the LSA Diversified Mid-Cap and Van Kampen UIF U.S. Real Estate Variable Sub-Accounts as they were first offered under the Contracts on May 1, 2002.

                                 101 PROSPECTUS

(1) The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.50%.
(2) Effective September 30, 2002, the AIM V.I. Core Equity Fund changed its investment objective from growth of capital with a secondary objective of current income, to growth of capital.
(3) Effective May 1, 2002, the Franklin Global Health Care Portfolio merged into the Franklin Small Cap Fund. Accordingly, for administrative convenience, on May 1, 2002, we combined the Franklin Global Health Care Variable Sub-Account into the Franklin Small Cap Variable Sub-Account.
(4) Effective May 1, 2003 the Franklin Technology Securities Fund merged into the Franklin Small Cap Fund. Accordingly, for administrative convenience, on May 1, 2003, we combined the Franklin Technology Securities Variable Sub-Account into the Franklin Small Cap Variable Sub-Account.
(5) Effective 5/1/03 the LSA Focused Equity Fund and the LSA Growth Equity Fund changed their names to LSA Equity Growth Fund and LSA Capital Growth Fund, respectively. We have made a corresponding change in the name of the Variable Sub-Account that invest in that Portfolio.
(6) Effective May 1, 2003, the Portfolio changed its name from the Oppenheimer Main Street Growth and Income Fund to the Oppenheimer Main Street Fund. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.
(7) Effective May 1, 2003, the Portfolio changed its name from the Putnam VT International Growth Fund to the Putnam VT International Equity Fund. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.
(8) Effective May 1, 2003, the Portfolio changed its name from the Van Kampen UIF Mid Cap Value Portfolio to the Van Kampen UIF U.S. Mid Cap Core Portfolio. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.


                                      102 PROSPECTUS

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE INCOME BENEFIT AND ENHANCED DEATH BENEFIT RIDERS1
--------------------------------------------------------------------------------


ALLSTATE PROVIDER ULTRA CONTRACTS
FOR THE YEARS BEGINNING JANUARY 1+ AND ENDING DECEMBER 31,
Variable Sub-Accounts                                                2001         2002
AIM V.I. AGGRESSIVE GROWTH
 Accumulation Unit Value, Beginning of Period                       $10.000   $ 8.589
 Accumulation Unit Value, End of Period                             $ 8.589   $ 6.547
 Number of Units Outstanding, End of Period                             122     3,314
AIM V.I. BALANCED
 Accumulation Unit Value, Beginning of Period                       $10.000   $ 9.090
 Accumulation Unit Value, End of Period                             $ 9.090   $ 7.428
 Number of Units Outstanding, End of Period                           2,006    59,272
AIM V.I. CAPITAL APPRECIATION
 Accumulation Unit Value, Beginning of Period                       $10.000   $ 8.642
 Accumulation Unit Value, End of Period                             $ 8.642   $ 6.443
 Number of Units Outstanding, End of Period                          16,080    34,536
AIM V.I. CORE EQUITY (2)
 Accumulation Unit Value, Beginning of Period                       $10.000   $ 8.468
 Accumulation Unit Value, End of Period                             $ 8.468   $ 7.046
 Number of Units Outstanding, End of Period                               0    18,325
AIM V.I. DENT DEMOGRAPHIC TRENDS
 Accumulation Unit Value, Beginning of Period                       $10.000   $ 8.441
 Accumulation Unit Value, End of Period                             $ 8.441   $ 5.641
 Number of Units Outstanding, End of Period                             843         0
AIM V.I. DIVERSIFIED INCOME
 Accumulation Unit Value, Beginning of Period                       $10.000   $10.092
 Accumulation Unit Value, End of Period                             $10.092   $10.176
 Number of Units Outstanding, End of Period                              38     6,695
AIM V.I. GROWTH
 Accumulation Unit Value, Beginning of Period                       $10.000   $ 8.367
 Accumulation Unit Value, End of Period                             $ 8.367   $ 5.692
 Number of Units Outstanding, End of Period                          13,911     4,499
AIM V.I. INTERNATIONAL GROWTH
 Accumulation Unit Value, Beginning of Period                       $10.000   $ 8.479
 Accumulation Unit Value, End of Period                             $ 8.479   $ 7.047
 Number of Units Outstanding, End of Period                               0         0
AIM V.I. PREMIER EQUITY
 Accumulation Unit Value, Beginning of Period                       $10.000   $ 8.823
 Accumulation Unit Value, End of Period                             $ 8.823   $ 6.065
 Number of Units Outstanding, End of Period                          22,170    44,074
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH
 Accumulation Unit Value, Beginning of Period                       $10.000   $ 8.295
 Accumulation Unit Value, End of Period                             $ 8.295   $ 5.809
 Number of Units Outstanding, End of Period                               0    13,511
DREYFUS STOCK INDEX
 Accumulation Unit Value, Beginning of Period                       $10.000   $ 9.018
 Accumulation Unit Value, End of Period                             $ 9.018   $ 6.901
 Number of Units Outstanding, End of Period                           2,030    34,428

                                 103 PROSPECTUS

DREYFUS VIF GROWTH & INCOME
 Accumulation Unit Value, Beginning of Period                       $10.000   $ 9.124
 Accumulation Unit Value, End of Period                             $ 9.124   $ 6.716
 Number of Units Outstanding, End of Period                               0     1,249
DREYFUS VIF MONEY MARKET
 Accumulation Unit Value, Beginning of Period                       $10.000   $ 10.090
 Accumulation Unit Value, End of Period                             $10.090   $ 10.091
 Number of Units Outstanding, End of Period                           3,777      2,198
FIDELITY VIP ASSET MANAGER: GROWTH SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                       $10.000   $  9.456
 Accumulation Unit Value, End of Period                             $ 9.456   $  7.853
 Number of Units Outstanding, End of Period                               0          0
FIDELITY VIP CONTRAFUND(R) SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                       $10.000   $  9.433
 Accumulation Unit Value, End of Period                             $ 9.433   $  8.404
 Number of Units Outstanding, End of Period                           5,676     26,889
FIDELITY VIP EQUITY-INCOME SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                       $10.000   $  9.339
 Accumulation Unit Value, End of Period                             $ 9.339   $  7.626
 Number of Units Outstanding, End of Period                          16,281    100,659
FIDELITY VIP GROWTH SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                       $10.000   $  8.651
 Accumulation Unit Value, End of Period                             $ 8.651   $  5.944
 Number of Units Outstanding, End of Period                           2,064     35,644
FIDELITY VIP HIGH INCOME SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                       $10.000   $  8.986
 Accumulation Unit Value, End of Period                             $ 8.986   $  9.149
 Number of Units Outstanding, End of Period                           5,100     47,369
FRANKLIN SMALL CAP(3)
 Accumulation Unit Value, Beginning of Period                       $10.000   $  9.254
 Accumulation Unit Value, End of Period                             $ 9.254   $  6.505
 Number of Units Outstanding, End of Period                           1,972      2,501
FRANKLIN TECHNOLOGY SECURITIES*(4)
 Accumulation Unit Value, Beginning of Period                       $10.000   $ 7.915
 Accumulation Unit Value, End of Period                             $ 7.915   $ 4.376
 Number of Units Outstanding, End of Period                               0         0
MUTUAL SHARES SECURITIES
 Accumulation Unit Value, Beginning of Period                       $10.000   $ 9.800
 Accumulation Unit Value, End of Period                             $ 9.800   $ 8.518
 Number of Units Outstanding, End of Period                             837    15,478
TEMPLETON DEVELOPING MARKETS SECURITIES - CLASS 2
 Accumulation Unit Value, Beginning of Period                       $10.000   $ 9.402
 Accumulation Unit Value, End of Period                             $ 9.402   $ 9.254
 Number of Units Outstanding, End of Period                               0         0
TEMPLETON FOREIGN SECURITIES - CLASS 2
 Accumulation Unit Value, Beginning of Period                       $10.000   $ 8.746
 Accumulation Unit Value, End of Period                             $ 8.746   $ 7.020
 Number of Units Outstanding, End of Period                             119     2,439
GOLDMAN SACHS VIT CORE/SM /SMALL CAP EQUITY
 Accumulation Unit Value, Beginning of Period                       $10.000   $10.129
 Accumulation Unit Value, End of Period                             $10.129   $ 8.489
 Number of Units Outstanding, End of Period                               0     1,225

                                 104 PROSPECTUS

GOLDMAN SACHS VIT CORE/SM/ U.S. EQUITY
 Accumulation Unit Value, Beginning of Period                       $10.000   $ 8.985
 Accumulation Unit Value, End of Period                             $ 8.985   $ 6.917
 Number of Units Outstanding, End of Period                               0        92
LSA CAPITAL GROWTH (5)
 Accumulation Unit Value, Beginning of Period                       $10.000   $ 8.815
 Accumulation Unit Value, End of Period                             $ 8.815   $ 6.571
 Number of Units Outstanding, End of Period                             507     1,876
LSA DIVERSIFIED MID-CAP
 Accumulation Unit Value, Beginning of Period                            --   $10.000
 Accumulation Unit Value, End of Period                                  --   $ 7.764
 Number of Units Outstanding, End of Period                              --         0
LSA EQUITY GROWTH (5)
 Accumulation Unit Value, Beginning of Period                       $10.000   $ 9.072
 Accumulation Unit Value, End of Period                             $ 9.072   $ 6.275
 Number of Units Outstanding, End of Period                             340       689
MFS EMERGING GROWTH SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                       $10.000   $ 8.130
 Accumulation Unit Value, End of Period                             $ 8.130   $ 5.300
 Number of Units Outstanding, End of Period                          13,429    31,880
MFS INVESTORS TRUST SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                       $10.000   $ 8.813
 Accumulation Unit Value, End of Period                             $ 8.813   $ 6.849
 Number of Units Outstanding, End of Period                           4,190    27,105
MFS NEW DISCOVERY SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                       $10.000   $ 9.586
 Accumulation Unit Value, End of Period                             $ 9.586   $ 6.444
 Number of Units Outstanding, End of Period                             683    20,990
MFS RESEARCH SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                       $10.000   $ 8.430
 Accumulation Unit Value, End of Period                             $ 8.430   $ 6.255
 Number of Units Outstanding, End of Period                             936    14,381
MFS UTILITIES SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                       $10.000   $ 7.520
 Accumulation Unit Value, End of Period                             $ 7.520   $ 5.715
 Number of Units Outstanding, End of Period                           7,254    21,447
OPPENHEIMER AGGRESSIVE GROWTH
 Accumulation Unit Value, Beginning of Period                       $10.000   $ 8.803
 Accumulation Unit Value, End of Period                             $ 8.803   $ 6.266
 Number of Units Outstanding, End of Period                           6,136     27,413
OPPENHEIMER CAPITAL APPRECIATION
 Accumulation Unit Value, Beginning of Period                       $10.000   $  8.663
 Accumulation Unit Value, End of Period                             $ 8.663   $  6.245
 Number of Units Outstanding, End of Period                          13,792    134,635
OPPENHEIMER GLOBAL SECURITIES
 Accumulation Unit Value, Beginning of Period                       $10.000   $  9.282
 Accumulation Unit Value, End of Period                             $ 9.282   $  7.124
 Number of Units Outstanding, End of Period                           2,830     27,128
OPPENHEIMER MAIN STREET (6)
 Accumulation Unit Value, Beginning of Period                       $10.000   $  9.140
 Accumulation Unit Value, End of Period                             $ 9.140   $  7.315
 Number of Units Outstanding, End of Period                          12,659     79,731

                                 105 PROSPECTUS

OPPENHEIMER STRATEGIC BOND
 Accumulation Unit Value, Beginning of Period                       $10.000   $ 10.215
 Accumulation Unit Value, End of Period                             $10.215   $ 10.818
 Number of Units Outstanding, End of Period                           6,083    100,799
PUTNAM VT GROWTH AND INCOME  CLASS IB
 Accumulation Unit Value, Beginning of Period                       $10.000   $  9.186
 Accumulation Unit Value, End of Period                             $ 9.186   $  7.335
 Number of Units Outstanding, End of Period                             642     26,466
PUTNAM VT GROWTH OPPORTUNITIES  CLASS IB
 Accumulation Unit Value, Beginning of Period                       $10.000   $  8.037
 Accumulation Unit Value, End of Period                             $ 8.037   $  5.586
 Number of Units Outstanding, End of Period                               0      7,046
PUTNAM VT HEALTH SCIENCES
 Accumulation Unit Value, Beginning of Period                       $10.000   $  9.629
 Accumulation Unit Value, End of Period                             $ 9.629   $  7.560
 Number of Units Outstanding, End of Period                          11,843     15,785
PUTNAM VT INTERNATIONAL EQUITY(7)
 Accumulation Unit Value, Beginning of Period                       $10.000   $ 11.812
 Accumulation Unit Value, End of Period                             $11.812   $  9.576
 Number of Units Outstanding, End of Period                               0          0
PUTNAM VT NEW VALUE
 Accumulation Unit Value, Beginning of Period                       $10.000   $  9.542
 Accumulation Unit Value, End of Period                             $ 9.542   $  7.937
 Number of Units Outstanding, End of Period                               0     16,427
PUTNAM VT RESEARCH CLASS IB
 Accumulation Unit Value, Beginning of Period                       $10.000   $ 12.040
 Accumulation Unit Value, End of Period                             $12.040   $  9.223
 Number of Units Outstanding, End of Period                               0      1,135
VAN KAMPEN UIF CORE PLUS FIXED INCOME
 Accumulation Unit Value, Beginning of Period                       $10.000   $10.420
 Accumulation Unit Value, End of Period                             $10.420   $11.023
 Number of Units Outstanding, End of Period                           1,283    35,731
VAN KAMPEN UIF GLOBAL VALUE EQUITY
 Accumulation Unit Value, Beginning of Period                       $10.000   $ 9.258
 Accumulation Unit Value, End of Period                             $ 9.258   $ 7.586
 Number of Units Outstanding, End of Period                              54         0
VAN KAMPEN UIF U.S. MID CAP CORE (8)
 Accumulation Unit Value, Beginning of Period                       $10.000   $ 9.552
 Accumulation Unit Value, End of Period                             $ 9.552   $ 6.777
 Number of Units Outstanding, End of Period                           3,078     2,893
VAN KAMPEN UIF U.S. REAL ESTATE
 Accumulation Unit Value, Beginning of Period                            --   $10.000
 Accumulation Unit Value, End of Period                                  --   $ 8.968
 Number of Units Outstanding, End of Period                              --       590
VAN KAMPEN UIF VALUE
 Accumulation Unit Value, Beginning of Period                       $10.000    $9.583
 Accumulation Unit Value, End of Period                             $ 9.583    $ 7.353
 Number of Units Outstanding, End of Period                               0         0

*The Allstate Provider Ultra Contracts were first offered on May 1, 2001. All Variable Sub-Accounts commenced prior to May 1, 2001 except the Putnam VT
 International Growth, and Putnam VT Research Class IB which were first offered under the Contracts on September 21, 2001. There is no AUV information for the LSA Diversified Mid-Cap and Van Kampen UIF U.S. Real Estate Variable Sub-Accounts as they were first offered under the Contracts on May 1, 2002.

                                 106 PROSPECTUS

(1) The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75%.
(2) Effective September 30, 2002, the AIM V.I. Core Equity Fund changed its investment objective from growth of capital with a secondary objective of current income, to growth of capital.
(3) Effective May 1, 2002, the Franklin Global Health Care Portfolio merged into the Franklin Small Cap Fund. Accordingly, for administrative convenience, on May 1, 2002, we combined the Franklin Global Health Care Variable Sub-Account into the Franklin Small Cap Variable Sub-Account.
(4) Effective May 1, 2003 the Franklin Technology Securities Fund merged into the Franklin Small Cap Fund. Accordingly, for administrative convenience, on May 1, 2003, we combined the Franklin Technology Securities Variable Sub-Account into the Franklin Small Cap Variable Sub-Account.
(5) Effective 5/1/03 the LSA Focused Equity Fund and the LSA Growth Equity Fund changed their names to LSA Equity Growth Fund and LSA Capital Growth Fund, respectively. We have made a corresponding change in the name of the Variable Sub-Account that invest in that Portfolio.
(6) Effective May 1, 2003, the Portfolio changed its name from the Oppenheimer Main Street Growth and Income Fund to the Oppenheimer Main Street Fund. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.
(7) Effective May 1, 2003, the Portfolio changed its name from the Putnam VT International Growth Fund to the Putnam VT International Equity Fund. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.
(8) Effective May 1, 2003, the Portfolio changed its name from the Van Kampen UIF Mid Cap Value Portfolio to the Van Kampen UIF U.S. Mid Cap Core Portfolio. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.


                                 107 PROSPECTUS

APPENDIX B MARKET VALUE ADJUSTMENT EXAMPLES
--------------------------------------------------------------------------------

The Market Value Adjustment is based on the following:

I = the Treasury Rate for a maturity equal to the Guarantee Period for the week preceding the establishment of the Guarantee Period.

N = the number of whole and partial years from the date we receive the withdrawal, transfer, or death benefit request, or from the Payout Start Date to the end of the Guarantee Period.

J = the Treasury Rate for a maturity equal to the Guarantee Period for the week preceding the receipt of the withdrawal, transfer, death benefit, or income payment request.*

Treasury Rate means the U.S. Treasury Note Constant Maturity yield as reported in Federal Reserve Bulletin Release H.15.

*If a U.S. Treasury Note ("Note") with a maturity of the Guarantee Period is not available, we will determine an appropriate interest rate based on an interpolation of the next shortest duration and next longest duration Notes.

The Market Value Adjustment factor is determined from the following formula:

                            .9 X [I-(J + .0025)] X N

To determine the Market Value Adjustment, we will multiply the Market Value Adjustment factor by the amount transferred, withdrawn (in excess of the Free Withdrawal Amount), paid as a death benefit, or applied to an Income Plan from a Guarantee Period at any time other than during the 30 day period after such Guarantee Period expires.


                                     108 PROSPECTUS

EXAMPLES OF MARKET VALUE ADJUSTMENT
--------------------------------------------------------------------------------

Purchase Payment: $10,000 (plus Credit Enhancement of $400 for ALLSTATE PROVIDER EXTRA CONTRACTS) allocated to a Guarantee Period

Guarantee Period: 5 years

Interest Rate: 4.50%

Full Surrender: End of Contract Year 3

NOTE: These examples assume that premium taxes are not applicable.


EXAMPLE 1 FOR ALLSTATE PROVIDER ADVANTAGE CONTRACTS (ASSUMES DECLINING INTEREST
                                     RATES)

Step 1.  Calculate Contract   $10,000.00 X (1.045)/3 /= $11,411.66
 Value at End of Contract
 Year 3:
Step 2. Calculate the Free    .15 X ($10,000.00) = $1,500.00
 Withdrawal Amount:
Step 3. Calculate the Market  I = 4.5%
 Value Adjustment:            J = 4.2%
                              N = 730 days    =2
                                  --------
                                      365 days
                              Market Value Adjustment Factor: .9 X [I - (J +
                              .0025)] X N = .9 X [.045 - (.042 + .0025)] X 2 =
                              .0009

                              Market Value Adjustment = Market Value Adjustment
                              Factor X Amount Subject to Market Value
                              Adjustment:
                               = .0009 X ($11,411.66 - $1,500.00) = $8.92




Step 4. Calculate the amount  $11,411.66 + $8.92 = $11,420.58 received by a Contract
 owner as a result of full
 withdrawal at the end of
 Contract Year 3:

                                 109 PROSPECTUS

 EXAMPLE 2: FOR ALLSTATE PROVIDER ADVANTAGE CONTRACTS (ASSUMES RISING INTEREST
                                     RATES)


Step 1.  Calculate Contract   $10,000.00 X (1.045)/3 /= $11,411.66
 Value at End of Contract
 Year 3:
Step 2. Calculate the Free    .15 X ($10,000.00) = $1,500.00
 Withdrawal Amount:
Step 3. Calculate the Market  I = 4.5%
 Value Adjustment:            J = 4.8%
                              N = 730 days    =2
                                  --------
                                      365 days
                              Market Value Adjustment Factor: .9 X [I - (J +
                              .0025)] X N = .9 X [.045 - (.048 + .0025)] X 2 =
                              -.0099

                              Market Value Adjustment = Market Value Adjustment
                              Factor X Amount Subject to Market Value
                              Adjustment:
                               = -.0099 X ($11,411.66 - $1,500.00) = -$98.13




Step 4. Calculate the amount  $11,411.66 - $98.13 = $11,313.53 received by a Contract
 owner as a result of full
 withdrawal at the end of
 Contract Year 3:



  EXAMPLE 3: FOR ALLSTATE PROVIDER ULTRA CONTRACTS (ASSUMES DECLINING INTEREST
                                     RATES)


Step 1. Calculate Contract      $10,000.00 X (1.045)/3 /= $11,411.66
 Value at End of Contract Year
 3:
Step 2. Calculate the Free      .15 X ($10,000.00) = $1,500.00
 Withdrawal Amount:
Step 3. Calculate the           = .06 X  ($10,000 - $1,500) = $510.00
 Withdrawal Charge:
Step 4. Calculate the Market    I = 4.50%
 Value Adjustment:              J = 4.20%
                                N = 730 days    =2
                                    --------
                                        365 days
                                Market Value Adjustment Factor:.9 X [I - (J
                                +.0025)] X N =.9 X [.045 - (.042 +.0025)] X 2
                                =.0009

                                Market Value Adjustment = Market Value
                                Adjustment Factor X Amount Subject to Market
                                Value Adjustment:
                                 =.0009 X ($11,411.66 - $1,500.00) = $8.92




Step 5. Calculate the amount    $11,411.66 - $510.00 + $8.92 = $10,910.58
 received by a Contract owner
 as a result of full
 withdrawal at the end of
 Contract Year 3:








                                 110 PROSPECTUS

EXAMPLE 4: FOR ALLSTATE PROVIDER ULTRA CONTRACTS (ASSUMES RISING INTEREST RATES)


Step 1.  Calculate Contract     $10,000.00 X (1.045)/3 /= $11,411.66
 Value at End of Contract Year
 3:
Step 2. Calculate the Free      .15 X ($10,000.00) = $1,500.00
 Withdrawal Amount:
Step 3. Calculate the           = .06 X  ($10,000 - $1,500) = $510.00
 Withdrawal Charge
Step 4. Calculate the Market    I = 4.50%
 Value Adjustment:              J = 4.80%
                                N = 730 days    =2
                                    --------
                                        365 days
                                Market Value Adjustment Factor: .9 X [I - (J +
                                .0025)] X N
                                = .9 X [.045 - (.048 + .0025)] X 2 = -.0099

                                Market Value Adjustment = Market Value
                                Adjustment Factor X Amount Subject to Market
                                Value Adjustment:
                                 = -.0099 X ($11,411.66 - $1,500.00) =
                                -($98.13)




Step 5. Calculate the amount    $11,411.66 - $510.00 - $98.13 = $10,803.53
 received by a Contract owner
 as a result of full
 withdrawal at the end of
 Contract Year 3:



  EXAMPLE 5: FOR ALLSTATE PROVIDER EXTRA CONTRACTS (ASSUMES DECLINING INTEREST
                                     RATES)


Step 1.  Calculate Contract     $10,400.00 X (1.045)/3 /= $11,868.13
 Value at End of Contract Year
 3:
Step 2. Calculate the Free      .15 X ($10,000.00) = $1,500.00
 Withdrawal Amount:
Step 3. Calculate the
 Withdrawal Charge:             = .08 X ($10,000 - $1,500) = $680
Step 4. Calculate the Market    I = 4.5%
 Value Adjustment:              J = 4.2%
                                N = 730 days    =2
                                    --------
                                        365 days
                                Market Value Adjustment Factor: .9 X [I - (J +
                                .0025)] X N
                                = .9 X [.045 - (.042 + .0025)] X 2 = .0009

                                Market Value Adjustment = Market Value
                                Adjustment Factor X Amount Subject to Market
                                Value Adjustment:
                                 = .0009 X ($11,868.13 - $1,500.00) = $9.33




Step 5. Calculate the amount    $11,868.13 - $680.00 + $9.33= $11,197.46
 received by a Contract owner
 as a result of full
 withdrawal at the end of
 Contract Year 3:





                                 111 PROSPECTUS

  EXAMPLE 6: ALLSTATE PROVIDER EXTRA CONTRACTS (ASSUMES RISING INTEREST RATES)


Step 1.  Calculate Contract Value at End   $10,400.00 X (1.045)/3 /= $11,868.13
 of Contract Year 3:
Step 2. Calculate the Free Withdrawal      .15 X ($10,000.00) = $1,500.00
 Amount:
Step 3. Calculate the Withdrawal Charge:   = .08 X ($10,000 - $1,500) = $680
Step 4. Calculate the Market Value         I = 4.5%
 Adjustment:                               J = 4.8%
                                           N = 730 days    =2
                                               --------
                                                   365 days
                                           Market Value Adjustment Factor: .9 X
                                           [I - (J + .0025)] X N
                                           = .9 X [.045 - (.048 + .0025)] X 2 =
                                           -.0099

                                           Market Value Adjustment = Market
                                           Value Adjustment Factor X Amount
                                           Subject to Market Value Adjustment:
                                            = -.0099 X ($11,868.13 - $1,500.00)
                                           = ( $102.64)




Step 5. Calculate the amount received by   $11,868.13 - $680.00 - $102.64 =
 a Contract owner as a result of full      $11,085.49
 withdrawal at the end of Contract Year
 3:






                                 112 PROSPECTUS

APPENDIX C CALCULATION OF ENHANCED EARNINGS DEATH BENEFIT AMOUNT
--------------------------------------------------------------------------------

ALLSTATE PROVIDER ADVANTAGE AND PROVIDER EXTRA CONTRACTS

EXAMPLE1. In this example, assume that the oldest Owner is age 55 at the time the Contract is issued and elects the Enhanced Earnings Death Benefit Rider when the Contract is issued. The Owner makes an initial purchase payment of $100,000. After four years, the Owner dies. On the date Glenbrook receives Due Proof of Death, the Contract Value is $125,000. Prior to his death, the Owner did not make any additional purchase payments or take any withdrawals.

Excess-of-Earnings Withdrawals = $0

Purchase payments in the 12 months prior to Death = $0

In-Force Premium = $100,000 ($100,000 + $0 - $0)

In-Force Earnings = $25,000 ($125,000 - $100,000)

Enhanced Earnings Death Benefit = 40% X $25,000 = $10,000.

Since 40% In-Force Earnings are less than 80% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Enhanced Earnings Death Benefit amount.

EXAMPLE 2. In the second example, assume the same facts as above, except that the Owner has taken a withdrawal of $10,000 during the second year of the Contract. At the time the withdrawal is taken, the Contract Value is $105,000. Here, $5,000 of the withdrawal is in excess of the In-Force Earnings at the time of the withdrawal. The Contract Value on the date Glenbrook receives due proof of death will be assumed to be $114,000.

Excess of Earnings Withdrawals = $5,000 ($10,000 - $5,000)

Purchase payments in the 12 months prior to Death = $0

In-Force Premium = $95,000 ($100,000 + $0 - $5,000)

In-Force Earnings = $19,000 ($114,000 - $95,000)

Enhanced Earnings Death Benefit = 40% X $19,000 = $7,600.

Since 40% In-Force Earnings are less than 80% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Enhanced Earnings Death Benefit amount.

EXAMPLE 3. This third example is intended to illustrate the effect of adding the Enhanced Earnings Death Benefit Rider after the Contract has been issued and the effect of later purchase payments. In this example, assume that the oldest Owner is age 65 on the Rider Date. At the time the Contract is issued, the Owner makes a purchase payment of $100,000. After two years pass, the Owner elects to add the Enhanced Earnings Death Benefit Rider. On the date this Rider is added, the Contract Value is $110,000. Two years later, the Owner withdraws $50,000. Immediately prior to the withdrawal, the Contract Value is $130,000. Another two years later, the Owner makes an additional purchase payment of $40,000. Immediately after the additional purchase payment, the Contract Value is $130,000. Two years later, the owner dies with a Contract Value of $140,000 on the date Glenbrook receives Due Proof of Death.

Excess of Earnings Withdrawals = $30,000 ($50,000 - $20,000)

Purchase payments in the 12 months prior to Death = $0

In-Force Premium = $120,000 ($110,000 + $40,000 - $30,000)

In-Force Earnings = $20,000 ($140,000 - $120,000)

Enhanced Earnings Death Benefit = 30% of $20,000 = $6,000.

In this example, In-Force Premium is equal to the Contract Value on the date the Rider was issued plus the additional purchase payment and minus the Excess-of-Earnings Withdrawal.

Since 30% In-Force Earnings are less than 60% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Enhanced Earnings Death Benefit amount.





                                 113 PROSPECTUS

ALLSTATE PROVIDER ULTRA CONTRACTS

EXAMPLE1. In this example, assume that the oldest Owner is age 55 at the time the Contract is issued and elects the Enhanced Earnings Death Benefit Rider when the Contract is issued. The Owner makes an initial purchase payment of $100,000. After four years, the Owner dies. On the date Glenbrook receives Due Proof of Death, the Contract Value is $125,000. Prior to his death, the Owner did not make any additional purchase payments or take any withdrawals.

Excess-of-Earnings Withdrawals = $0

Purchase payments in the 12 months prior to Death = $0

In-Force Premium = $100,000 ($100,000 + $0 - $0)

Death Benefit Earnings = $25,000 ($125,000 - $100,000)

Enhanced Earnings Death Benefit = 40% X $25,000 = $10,000.

Since Death Benefit Earnings are less than 200% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the Death Benefit Earnings are used to compute the Enhanced Earnings Death Benefit amount.

EXAMPLE 2. In the second example, assume the same facts as above, except that the Owner has taken a withdrawal of $10,000 during the second year of the Contract. At the time the withdrawal is taken, the Contract Value is $105,000. Here, $5,000 of the withdrawal is in excess of the Death Benefit Earnings at the time of the withdrawal. The Contract Value on the date Glenbrook receives due proof of death will be assumed to be $114,000.

Excess of Earnings Withdrawals = $5,000 ($10,000 - $5,000)

Purchase payments in the 12 months prior to Death = $0

In-Force Premium = $95,000 ($100,000 + $0 -$5,000)

Death Benefit Earnings = $19,000 ($114,000 - $95,000)

Enhanced Earnings Death Benefit = 40% X $19,000 = $7,600.

Since Death Benefit Earnings are less than 200% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the Death Benefit Earnings are used to compute the Enhanced Earnings Death Benefit amount.

EXAMPLE 3. This third example is intended to illustrate the effect of adding the Enhanced Earnings Death Benefit Rider after the Contract has been issued and the effect of later purchase payments. In this example, assume that the oldest Owner is age 65 on the Rider Date. At the time the Contract is issued, the Owner makes a purchase payment of $100,000. After two years pass, the Owner elects to add the Enhanced Earnings Death Benefit Rider. On the date this Rider is added, the Contract Value is $110,000. Two years later, the Owner withdraws $50,000. Immediately prior to the withdrawal, the Contract Value is $130,000. Another two years later, the Owner makes an additional purchase payment of $40,000. Immediately after the additional purchase payment, the Contract Value is $130,000. Two years later, the owner dies with a Contract Value of $140,000 on the date Glenbrook receives Due Proof of Death.

Excess of Earnings Withdrawals = $30,000 ($50,000 - $20,000)

Purchase payments in the 12 months prior to Death = $0

In-Force Premium = $120,000 ($110,000 + $40,000 - $30,000)

Death Benefit Earnings = $20,000 ($140,000 - $120,000)

Enhanced Earnings Death Benefit = 30% of $20,000 = $6,000.

In this example, In-Force Premium is equal to the Contract Value on the date the Rider was issued plus the additional purchase payment and minus the Excess-of-Earnings Withdrawal.

Since Death Benefit Earnings are less than 200% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the Death Benefit Earnings are used to compute the Enhanced Earnings Death Benefit amount.


                                 114 PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DESCRIPTION
--------------------------------------------------------------------------------
ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS
--------------------------------------------------------------------------------
THE CONTRACT
--------------------------------------------------------------------------------
  Purchases of Contracts
--------------------------------------------------------------------------------
  Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers)
--------------------------------------------------------------------------------
PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
  Standardized Total Returns
--------------------------------------------------------------------------------
  Non-standardized Total Returns
--------------------------------------------------------------------------------
  Adjusted Historical Total Returns
--------------------------------------------------------------------------------
CALCULATION OF ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------
CALCULATION OF VARIABLE INCOME PAYMENTS
--------------------------------------------------------------------------------
CALCULATION OF ANNUITY UNIT VALUES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
DESCRIPTION
--------------------------------------------------------------------------------
GENERAL MATTERS
--------------------------------------------------------------------------------
  Incontestability
--------------------------------------------------------------------------------
  Settlements
--------------------------------------------------------------------------------
  Safekeeping of the Variable Account's
--------------------------------------------------------------------------------
  Assets
--------------------------------------------------------------------------------
  Premium Taxes
--------------------------------------------------------------------------------
  Tax Reserves
--------------------------------------------------------------------------------
FEDERAL TAX MATTERS
--------------------------------------------------------------------------------
QUALIFIED PLANS
--------------------------------------------------------------------------------
EXPERTS
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------



THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.




                                     115 PROSPECTUS

THE ALLSTATE(R) PROVIDER VARIABLE ANNUITY SERIES
GLENBROOK LIFE AND ANNUITY COMPANY
300 N. MILWAUKEE AVE.
VERNON HILLS, IL 60061

TELEPHONE NUMBER: 1-800-755-5275
                                                    PROSPECTUS DATED MAY 1, 2003

 -------------------------------------------------------------------------------
Glenbrook Life and Annuity Company ("GLENBROOK","GLENBROOK LIFE""WE", OR "US") is offering the following group and individual flexible premium deferred variable annuity contracts (each, a "Contract"):

.. The Allstate/(R)/ Provider Advantage Variable Annuity
        (Formerly referred to as "The Glenbrook Provider Advantage Variable Annuity")

.. The Allstate/(R)/ Provider Ultra Variable Annuity
        (Formerly referred to as "The Glenbrook Provider Ultra Variable
        Annuity")

Glenbrook is a wholly owned subsidiary of the Allstate Life Insurance Company. This prospectus contains information about each Contract that you should know before investing. Please keep it for future reference. Not all Contracts may be available in all states or through your sales representative. Please check with your sales representative for details.

Each Contract currently offers 42 investment alternatives ("INVESTMENT ALTERNATIVES"). The investment alternatives include 3 fixed account options ("FIXED ACCOUNT OPTIONS") and 39 variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Glenbrook Life Multi-Manager Variable Account ("VARIABLE ACCOUNT"). Each Variable Sub-Account invests exclusively in shares of the portfolios ("PORTFOLIOS") of the following underlying funds ("FUNDS"):


AIM VARIABLE INSURANCE FUNDS - SERIES I                    MFS(R) VARIABLE INSURANCE
                                                            TRUST/SM/(SERVICE CLASS)
FEDERATED INSURANCE SERIES                                 OPPENHEIMERVARIABLEACCOUNTFUNDS
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (SERVICE       PUTNAM VARIABLE TRUST CLASS IB
 CLASS 2)
FRANKLIN TEMPLETON VARIABLE INSURANCE                       STI CLASSIC VARIABLE TRUST
PRODUCTS TRUST (CLASS 2)





Each Fund has multiple Portfolios. Not all of the Funds and/or Portfolios, however, may be available with your Contract. You should check with your representative for further information on the availability of Funds and/or Portfolios. Your annuity application will list all available Portfolios.


Glenbrook has filed a Statement of Additional Information, dated May 1, 2003, with the Securities and Exchange Commission ("SEC"). It contains more information about the Contract and is incorporated herein by reference, which means it is legally a part of this prospectus. Its table of contents appears on page 84 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's Web site.

                       THE SECURITIES AND EXCHANGE COMMISSION HAS NOT
                       APPROVED OR DISAPPROVED THE SECURITIES DESCRIBED IN
                       THIS PROSPECTUS, NOR HAS IT PASSED ON THE ACCURACY OR
                       THE ADEQUACY OF THIS PROSPECTUS. ANYONE WHO TELLS YOU
                       OTHERWISE IS COMMITTING A FEDERAL CRIME.

      IMPORTANT        THE CONTRACTS MAY BE DISTRIBUTED THROUGH
                       BROKER-DEALERS THAT  HAVE RELATIONSHIPS WITH BANKS OR
       NOTICES         OTHER FINANCIAL INSTITUTIONS OR BY EMPLOYEES OF SUCH
                       BANKS. HOWEVER, THE CONTRACTS ARE NOT DEPOSITS, OR
                       OBLIGATIONS OF, OR GUARANTEED BY SUCH INSTITUTIONS OR
                       ANY FEDERAL REGULATORY AGENCY. INVESTMENT IN THE
                       CONTRACTS INVOLVES INVESTMENT RISKS, INCLUDING
                       POSSIBLE LOSS OF PRINCIPAL.

                        THE CONTRACTS ARE NOT FDIC INSURED.




                                       1 PROSPECTUS

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                       PAGE

--------------------------------------------------------------------------------
OVERVIEW
--------------------------------------------------------------------------------
  Important Terms                                                       3
--------------------------------------------------------------------------------
  Overview of Contracts                                                 4
--------------------------------------------------------------------------------
  The Contract At A Glance                                              5
--------------------------------------------------------------------------------
  How the Contract Works                                                8
--------------------------------------------------------------------------------
  Expense Table                                                         9
--------------------------------------------------------------------------------
  Financial Information                                                 12
--------------------------------------------------------------------------------
CONTRACT FEATURES
--------------------------------------------------------------------------------
  The Contract                                                          13
--------------------------------------------------------------------------------
  Purchases                                                             15
--------------------------------------------------------------------------------
  Contract Value                                                        16
--------------------------------------------------------------------------------
  INVESTMENT ALTERNATIVES
--------------------------------------------------------------------------------
     The Variable Sub-Accounts                                          17
--------------------------------------------------------------------------------
     The Fixed Account Options                                          19
--------------------------------------------------------------------------------
     Transfers                                                          23
--------------------------------------------------------------------------------
  Expenses                                                              25
--------------------------------------------------------------------------------
  Access To Your Money                                                  27
--------------------------------------------------------------------------------
  Income Payments                                                       29
--------------------------------------------------------------------------------
  Death Benefits                                                        32
--------------------------------------------------------------------------------



                                                                       PAGE

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------
  More Information                                                      38
--------------------------------------------------------------------------------
  Glenbrook                                                             38
--------------------------------------------------------------------------------
  The Variable Account                                                  38
--------------------------------------------------------------------------------
  The Portfolios                                                        38
--------------------------------------------------------------------------------
  The Contract                                                          39
--------------------------------------------------------------------------------
  Qualified Plans                                                       39
--------------------------------------------------------------------------------
  Legal Matters                                                         40
--------------------------------------------------------------------------------
  Taxes                                                                 41
--------------------------------------------------------------------------------
  Taxation of Annuities in General                                      41
--------------------------------------------------------------------------------
  Income Tax Withholding                                                43
--------------------------------------------------------------------------------
  Tax Qualified Contracts                                               43
--------------------------------------------------------------------------------
  Annual Reports and Other Documents                                    47
--------------------------------------------------------------------------------
  Performance Information                                               47
--------------------------------------------------------------------------------
APPENDIX A - ACCUMULATION UNIT VALUES                                   48
--------------------------------------------------------------------------------
APPENDIX B - MARKET VALUE ADJUSTMENT EXAMPLES                           80
--------------------------------------------------------------------------------
APPENDIX C - CALCULATION OF ENHANCED EARNINGS DEATH BENEFIT AMOUNT      84
--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS                   86
--------------------------------------------------------------------------------



                                       2 PROSPECTUS

IMPORTANT TERMS
--------------------------------------------------------------------------------

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.


                                                                        PAGE

--------------------------------------------------------------------------------
ACCUMULATION PHASE                                                      8
--------------------------------------------------------------------------------
ACCUMULATION UNIT                                                       12
--------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE                                                 12
--------------------------------------------------------------------------------
ANNIVERSARY VALUES                                                      33
--------------------------------------------------------------------------------
ANNUITANT                                                               13
--------------------------------------------------------------------------------
AUTOMATIC ADDITIONS PLAN                                                15
--------------------------------------------------------------------------------
AUTOMATIC PORTFOLIO REBALANCING PROGRAM                                 24
--------------------------------------------------------------------------------
BENEFICIARY                                                             13
--------------------------------------------------------------------------------
CANCELLATION PERIOD                                                     5
--------------------------------------------------------------------------------
CONTINGENT BENEFICIARY                                                  13
--------------------------------------------------------------------------------
CONTRACT*                                                               13
--------------------------------------------------------------------------------
CONTRACT ANNIVERSARY                                                    5
--------------------------------------------------------------------------------
CONTRACT OWNER ("YOU")                                                  13
--------------------------------------------------------------------------------
CONTRACT VALUE                                                          5
--------------------------------------------------------------------------------
CONTRACT YEAR                                                           5
--------------------------------------------------------------------------------
DEATH BENEFIT ANNIVERSARY                                               32
--------------------------------------------------------------------------------
DEATH BENEFIT EARNINGS                                                  34
--------------------------------------------------------------------------------
DOLLAR COST AVERAGING PROGRAM                                           24
--------------------------------------------------------------------------------
DUE PROOF OF DEATH                                                      32
--------------------------------------------------------------------------------
ENHANCED EARNINGS DEATH BENEFIT RIDER                                   34
--------------------------------------------------------------------------------
ENHANCED DEATH BENEFIT RIDER                                            32
--------------------------------------------------------------------------------
EXCESS-OF-EARNINGS WITHDRAWAL                                           35
--------------------------------------------------------------------------------
FIXED ACCOUNT OPTIONS                                                   19
--------------------------------------------------------------------------------
FREE WITHDRAWAL AMOUNT                                                  26
--------------------------------------------------------------------------------
FUNDS                                                                   1
--------------------------------------------------------------------------------
GLENBROOK ("WE" OR "US")                                                1
--------------------------------------------------------------------------------


                                                                       PAGE

--------------------------------------------------------------------------------
GUARANTEE PERIODS                                                       20
--------------------------------------------------------------------------------
GUARANTEED INCOME BENEFIT                                               31
--------------------------------------------------------------------------------
GUARANTEED MATURITY FIXED ACCOUNT                                       20
--------------------------------------------------------------------------------
INCOME BASE                                                             31
--------------------------------------------------------------------------------
INCOME BENEFIT RIDER                                                    30
--------------------------------------------------------------------------------
INCOME PLAN                                                             29
--------------------------------------------------------------------------------
IN-FORCE EARNINGS                                                       34
--------------------------------------------------------------------------------
IN-FORCE PREMIUM                                                        34
--------------------------------------------------------------------------------
INVESTMENT ALTERNATIVES                                                 1
--------------------------------------------------------------------------------
ISSUE DATE                                                              8
--------------------------------------------------------------------------------
MARKET VALUE ADJUSTMENT                                                 21
--------------------------------------------------------------------------------
PAYOUT PHASE                                                            8
--------------------------------------------------------------------------------
PAYOUT START DATE                                                       27
--------------------------------------------------------------------------------
PORTFOLIOS                                                              1
--------------------------------------------------------------------------------
PRIMARY BENEFICIARY                                                     13
--------------------------------------------------------------------------------
QUALIFIED CONTRACTS                                                     5
--------------------------------------------------------------------------------
RIDER APPLICATION DATE                                                  5
--------------------------------------------------------------------------------
RIDER DATE                                                              30
--------------------------------------------------------------------------------
SEC                                                                     1
--------------------------------------------------------------------------------
SETTLEMENT VALUE                                                        32
--------------------------------------------------------------------------------
SYSTEMATIC WITHDRAWAL PROGRAM                                           28
--------------------------------------------------------------------------------
VALUATION DATE                                                          15
--------------------------------------------------------------------------------
VARIABLE ACCOUNT                                                        1
--------------------------------------------------------------------------------
VARIABLE SUB-ACCOUNT                                                    1
--------------------------------------------------------------------------------




*In certain states the Contract is available only as a group Contract. If you purchase a group Contract, we will issue you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates, unless the context requires otherwise. References to "Contract" also include both Contracts listed on the cover page of this prospectus, unless otherwise noted. However, we administer each Contract separately.




                                       3 PROSPECTUS

OVERVIEW OF CONTRACTS
--------------------------------------------------------------------------------

The Contracts offer many of the same basic features and benefits. They differ primarily with respect to the charges imposed, as follows:

.. The ALLSTATE PROVIDER ADVANTAGE CONTRACT has a mortality and expense risk charge of 1.45%, and no withdrawal charge.


.. The ALLSTATE PROVIDER ULTRA CONTRACT has a mortality and expense risk charge of 1.25%, and a withdrawal charge of up to 7% with a 7 year withdrawal charge period (and an annual Free Withdrawal Amount).

Other differences between the Contracts relate to the effect of changing Annuitants under the Income Benefit Rider, the spousal continuation provision of the Enhanced Death Benefit and Enhanced Earnings Death Benefit Riders, and the calculation of the Enhanced Earnings Death Benefit.




                                       4 PROSPECTUS

THE CONTRACT AT A GLANCE
--------------------------------------------------------------------------------

The following is a snapshot of the Contract. Please read the remainder of this prospectus for more information.






FLEXIBLE PAYMENTS       You can purchase a Contract with as little as $5,000
                        ($2,000 for "QUALIFIED CONTRACTS", which are Contracts
                        issued within QUALIFIED PLANS). You can add to your
                        Contract as often and as much as you like, but each
                        payment must be at least $50.
-------------------------------------------------------------------------------
RIGHT TO CANCEL         You may cancel your Contract within 20 days of receipt
                        or any longer period as your state may require
                        ("CANCELLATION PERIOD"). Upon cancellation, we will
                        return your purchase payments adjusted, to the extent
                        federal or state law permits, to reflect the investment
                        experience of any amounts allocated to the Variable
                        Account, including the deduction of mortality and
                        expense risk charges and administrative expense
                        charges.
-------------------------------------------------------------------------------
EXPENSES                 You will bear the following expenses:


                        ALLSTATE PROVIDER ADVANTAGE CONTRACTS
                        -------------------------------------

                        .Total Variable Account annual fees equal to 1.55% of
                          average daily net assets (1.80% if you select the ENHANCED DEATH BENEFIT RIDER or the INCOME BENEFIT
                          RIDER; and 2.05% if you select both the Enhanced
                          Death Benefit and the Income Benefit Riders).

                        ALLSTATE PROVIDER ULTRA CONTRACTS
                        ---------------------------------

                        .Total Variable Account annual fees equal to 1.35% of
                          average daily net assets (1.60% if you select the Enhanced Death Benefits Rider or the Income Benefit
                          Rider; and 1.85% if you select both the Enhanced
                          Death Benefit and the Income Benefit Riders).

                        .Withdrawal charges ranging from 0% to 7% of purchase
                          payments withdrawn (with certain exceptions).
                                                                      -

                        BOTH CONTRACTS
                        --------------

                        . If you select the ENHANCED EARNINGS DEATH BENEFIT
                          RIDER, you would pay an additional annual fee of up to 0.35% (depending on the oldest Contract owner's age as of the date we receive the completed application or a written request to add the Rider, whichever is later ("RIDER APPLICATION DATE") of the CONTRACT VALUE on each Contract anniversary
                          ("CONTRACT ANNIVERSARY"). For more information about
                          Variable Account expenses, see "EXPENSES" below.

                        .Annual contract maintenance charge of $35 (with
                          certain exceptions)

                        .Transfer fee of $10 after 12th transfer in any
                          CONTRACT YEAR (fee currently waived)

                        . State premium tax (if your state imposes one).

                        In addition, each Portfolio pays expenses that you will
                        bear indirectly if you invest in a Variable
                        Sub-Account.
-------------------------------------------------------------------------------

                                       5 PROSPECTUS
-------------------------------------------------------------------------------
INVESTMENT              The Contract offers 42 investment alternatives
ALTERNATIVES            including:

                        .3 Fixed Account Options (which credit interest at
                          rates we guarantee)

                        .39 Variable Sub-Accounts investing in Portfolios
                          offering professional money management by these investment advisers:

                          . A I M Advisors, Inc.

                          . Federated Investment Management Company

                          . Fidelity Management & Research Company

                          . Franklin Advisers, Inc.

                          . MFS Investment Management(R)

                          . Oppenheimer Funds, Inc.

                          . Putnam Investment Management, LLC

                          . Templeton Global Advisors Limited

                          . Trusco Capital Management, Inc.

                        To find out current rates being paid on the Fixed
                        Account Options or how the Variable Sub-Accounts have
                        performed, call us at 1-800-755-5275.
-------------------------------------------------------------------------------
SPECIAL SERVICES        For your convenience, we offer these special services:

                        . AUTOMATIC PORTFOLIO REBALANCING PROGRAM

                        . AUTOMATIC ADDITIONS PROGRAM

                        . DOLLAR COST AVERAGING PROGRAM

                        . SYSTEMATIC WITHDRAWAL PROGRAM
-------------------------------------------------------------------------------
INCOME PAYMENTS          You can choose fixed income payments, variable income
                        payments, or a combination of the two. You can receive
                        your income payments in one of the following ways:

                        . life income with guaranteed payments

                        .a "joint and survivor" life income with guaranteed
                          payments

                        .guaranteed payments for a specified period (5 to 30
                          years)

                        We also offer an Income Benefit Rider.
-------------------------------------------------------------------------------
DEATH BENEFIT           If you or the ANNUITANT (if the Contract is owned by a
                        non-natural person) die before the PAYOUT START DATE,
                        we will pay the death benefit described in the
                        Contract.


                        We also offer an Enhanced Death Benefit Rider and
                        Enhanced Earnings Death Benefit Rider.
-------------------------------------------------------------------------------
TRANSFERS               Before the Payout Start Date, you may transfer your
                        Contract Value among the investment alternatives, with
                        certain restrictions. We do not currently impose a fee
                        upon transfers. However, we reserve the right to charge
                        $10 per transfer after the 12th transfer in each
                        "CONTRACT YEAR", which we measure from the date we
                        issue your Contract or a Contract Anniversary.
-------------------------------------------------------------------------------

                                       6 PROSPECTUS
-------------------------------------------------------------------------------
WITHDRAWALS             You may withdraw some or all of your Contract Value at
                        any time prior to the Payout Start Date. In general,
                        you must withdraw at least $50 at a time. Full or
                        partial withdrawals are available under limited
                        circumstances on or after the Payout Start Date.
                        Withdrawals taken prior to annuitization (referred to
                        in this prospectus as the Payout Phase) are generally
                        considered to come from the earnings in the Contract
                        first.  If the Contract is tax-qualified, generally all
                        withdrawals are treated as distributions of earnings.
                        Withdrawals of earnings are taxed as ordinary income
                        and, if taken prior to age 59 1/2, may be subject to an
                        additional 10% federal tax penalty. A withdrawal charge
                        (ALLSTATE PROVIDER ULTRA CONTRACTS only) and a MARKET
                        VALUE ADJUSTMENT also may apply.


-------------------------------------------------------------------------------

                                       7 PROSPECTUS

HOW THE CONTRACT WORKS
--------------------------------------------------------------------------------

The Contract basically works in two ways.

First, the Contract can help you (we assume you are the CONTRACT OWNER) save for retirement because you can invest in up to 42 investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or Fixed Account Options. If you invest in any of the three Fixed Account Options, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.

Second, the Contract can help you plan for retirement because you can use it to receive retirement income for life and/ or for a pre-set number of years, by selecting one of the income payment options (we call these "INCOME PLANS") described on page 29. You receive income payments during what we call the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select.
 During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.


Issue                                           Payout Start
Date            Accumulation Phase                  Date                 Payout Phase
------------------------------------------------------------------------------------------------------------>
You buy    You save for retirement              You elect to receive    You can receive    Or you can receive
a Contract                                      income payments or      income payments    income payments
                                                receive a lump sum      for a set period   for life
                                                payment



As the Contract Owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract Owner or, if none, the BENEFICIARY will exercise the rights and privileges provided by the Contract. See "The Contract." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract Owner, or if there is none, to your Beneficiary. See "Death Benefits."

Please call us at 1-800-755-5275 if you have any questions about how the Contract works.


                                       8 PROSPECTUS

EXPENSE TABLE
--------------------------------------------------------------------------------


The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see "Expenses," on page 25. For more information about Portfolio expenses, please refer to the accompanying prospectuses for the Funds.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE (AS A PERCENTAGE OF PURCHASE PAYMENTS)


ALLSTATE PROVIDER ADVANTAGE CONTRACTS
                                                           No Withdrawal Charges

-------------------------------------------------------------------------------



ALLSTATE PROVIDER ULTRA CONTRACTS
-------------------------------------------------------------------------------
Number of complete years since we
 received the purchase payment being   0    1    2    3    4    5    6     7+
 withdrawn*
-------------------------------------------------------------------------------
Applicable charge                      7%   6%   6%   5%   5%   4%   3%    0%
-------------------------------------------------------------------------------



Beginning on January 1, 2004, if you make a withdrawal before the Payout Start
   Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower.


BOTH CONTRACTS
ANNUAL CONTRACT MAINTENANCE CHARGE                                     $35.00**
TRANSFER FEE                                                          $10.00***
-------------------------------------------------------------------------------



*Each Contract Year, you may withdraw up to 15% of your aggregate purchase payments without incurring a withdrawal charge.

**We will waive this charge in certain cases. See "Expenses."

***Applies solely to the thirteenth and subsequent transfers within a Contract Year, excluding transfers due to dollar cost averaging and automatic portfolio rebalancing. We are currently waiving the transfer fee.

VARIABLE ACCOUNT ANNUAL EXPENSES

(AS A PERCENTAGE OF AVERAGE DAILY NET ASSET VALUE DEDUCTED FROM EACH VARIABLE SUB-ACCOUNT)

                                  Allstate Provider                     Allstate Provider
                                Advantage Contracts                     Ultra Contracts
--------------------------------------------------------------------------------------------------
WITHOUT THE ENHANCED DEATH BENEFIT OR INCOME BENEFIT RIDERS
--------------------------------------------------------------------------------------------------
 Mortality and Expense                                  1.45%                               1.25%
 Risk Charge
--------------------------------------------------------------------------------------------------
 Administrative                                         0.10%                               0.10%
 Expense Charge
--------------------------------------------------------------------------------------------------
 Total Variable
 Account Annual                                         1.55%                               1.35%
 Expenses
--------------------------------------------------------------------------------------------------
WITH THE ENHANCED DEATH BENEFIT RIDER
--------------------------------------------------------------------------------------------------
 Mortality and Expense                                  1.70%                               1.50%
 Risk Charge
--------------------------------------------------------------------------------------------------
 Administrative                                         0.10%                               0.10%
 Expense Charge
--------------------------------------------------------------------------------------------------
 Total Variable
 Account Annual                                         1.80%                               1.60%
 Expenses
--------------------------------------------------------------------------------------------------
WITH THE INCOME BENEFIT RIDER
--------------------------------------------------------------------------------------------------
 Mortality and Expense                                  1.70%                               1.50%
 Risk Charge
--------------------------------------------------------------------------------------------------
 Administrative                                         0.10%                               0.10%
 Expense Charge
--------------------------------------------------------------------------------------------------
 Total Variable
 Account Annual                                         1.80%                               1.60%
 Expenses
--------------------------------------------------------------------------------------------------
WITH THE INCOME BENEFIT AND ENHANCED DEATH BENEFIT RIDERS
--------------------------------------------------------------------------------------------------
 Mortality and Expense                                  1.95%                               1.75%
 Risk Charge
--------------------------------------------------------------------------------------------------
 Administrative                                         0.10%                               0.10%
 Expense Charge
--------------------------------------------------------------------------------------------------
 Total Variable
 Account Annual                                         2.05%                               1.85%
 Expenses
--------------------------------------------------------------------------------------------------


If you elect the Enhanced Earnings Death Benefit Rider, we will deduct an annual charge of up to 0.35% of your Contract Value on each Contract Anniversary during the Accumulation Phase. The charge is based on the oldest Contract owner's age as of the Rider Application Date, as follows:

Age                                                             Annual Charge
-------------------------------------------------------------------------------
0-55                                                                 0.10%
-------------------------------------------------------------------------------
56-65                                                                0.20%
-------------------------------------------------------------------------------
66-75                                                                0.35%
-------------------------------------------------------------------------------




                                       9 PROSPECTUS

We will deduct this charge from your Contract Value in the Variable Account on a pro rata basis. If the Contract Value in the Variable Account is not sufficient to cover the charge, we will deduct the remaining charge from the fixed Guaranteed Periods, beginning with the oldest fixed Guaranteed Period (see "EXPENSES" on page 25 for additional information). Fixed Guarantee Periods may not be available in all states.


ANNUAL PORTFOLIO EXPENSES

The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. These are expenses that are deducted from Portfolio assets, and may include management fees, distribution and/or services (12b-1) fees, and other expenses. Advisers and/or other service providers of certain Portfolios may have agreed to waive their fees and/or reimburse Portfolio expenses in order to keep the Portfolios' expenses below specified limits. In some cases these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.


                           ANNUAL PORTFOLIO EXPENSES
----------------------------------------------------------------------------------
                                 Minimum                       Maximum
----------------------------------------------------------------------------------
Total Annual Portfolio              0.60%                         2.58%
Operating Expenses/1/
----------------------------------------------------------------------------------

(1) Expenses are shown as a percentage of Portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2002.

THE FOLLOWING EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, VARIABLE ACCOUNT ANNUAL EXPENSES, AND PORTFOLIO FEES AND EXPENSES. IN EACH CASE, THE FIRST LINE OF THE EXAMPLE ASSUMES THAT THE MAXIMUM FEES AND EXPENSES OF ANY OF THE PORTFOLIOS ARE CHARGED. THE SECOND LINE OF THE EXAMPLE ASSUMES THAT THE MINIMUM FEES AND EXPENSES OF ANY OF THE PORTFOLIOS ARE CHARGED. YOUR ACTUAL EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN BELOW.

EXAMPLE 1 (ALLSTATE PROVIDER ADVANTAGE CONTRACTS)


The example below shows the dollar amount of expenses that you would bear directly or indirectly if you:

.. invested $10,000 in the Contract for the time periods indicated,

.. earned a 5% annual return on your investment,

.. elected the Enhanced Death Benefit and Income Benefit Riders, and

.. elected the Enhanced Earnings Death Benefit Rider (assuming Contract owner is age 66-75 on the Rider Application Date).


THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.


                                      1 Year            3 Years           5 Years           10 Years
----------------------------------------------------------------------------------------------------------
Costs Based on Maximum Annual             $546           $1,637           $2,727            $5,446
Portfolio Expenses
----------------------------------------------------------------------------------------------------------
Costs Based on Minimum Annual             $343           $1,048           $1,779            $3,725
Portfolio Expenses
----------------------------------------------------------------------------------------------------------




PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR RATE OF RETURN MAY BE HIGHER OR LOWER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES DO NOT ASSUME THAT ANY PORTFOLIO EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS ARE IN EFFECT FOR THE PERIODS PRESENTED. THE ABOVE EXAMPLES ASSUME THE ELECTION OF THE ENHANCED DEATH BENEFIT AND INCOME BENEFIT RIDERS WITH A TOTAL MORTALITY AND EXPENSE RISK CHARGE OF 1.95% FOR ALLSTATE PROVIDER ADVANTAGE CONTRACTS AND THE ENHANCED EARNINGS DEATH BENEFIT RIDER WITH AN ANNUAL FEE OF 0.35%. IF THOSE RIDERS WERE NOT ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER. THE EXAMPLES REFLECT THE DEDUCTION OF THE ANNUAL CONTRACT MAINTENANCE CHARGE OF $35.


                                       10 PROSPECTUS

EXAMPLE 2(ALLSTATE PROVIDER ULTRA CONTRACTS)

The Example below shows the dollar amount of expenses that you would bear directly or indirectly if you:

.. invested $10,000 in the Contract for the time periods indicated,

.. earned a 5% annual return on your investment,

.. surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period,

.. elected the Enhanced Death Benefit and Income Benefit Riders, and

.. elected the Enhanced Earnings Death Benefit Rider (assuming Contract owner is age 66-75 on the Rider Application Date).


THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.


                                      1 Year            3 Years           5 Years           10 Years
-----------------------------------------------------------------------------------------------------------
Costs Based on Maximum Annual            $1,036           $2,004           $2,975            $5,287
Portfolio Expenses
-----------------------------------------------------------------------------------------------------------
Costs Based on Minimum Annual            $  833           $1,412           $2,018            $3,530
Portfolio Expenses
-----------------------------------------------------------------------------------------------------------



EXAMPLE 3 (ALLSTATE PROVIDER ULTRA CONTRACTS)


This example uses the same assumptions as Example 2 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of the time period.


                  1 Year            3 Years           5 Years           10 Years
------------------------------------------------------------------------------------
Costs Based on
Maximum Annual
Portfolio           $526           $1,579           $2,635            $5,287
Expenses
------------------------------------------------------------------------------------
Costs Based on
Minimum Annual
Portfolio           $323           $  987           $1,678            $3,530
Expenses
------------------------------------------------------------------------------------




PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR RATE OF RETURN MAY BE HIGHER OR LOWER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES DO NOT ASSUME THAT ANY PORTFOLIO EXPENSE WAIVER OR REIMBURSEMENT ARRANGEMENTS ARE IN EFFECT FOR THE PERIODS PRESENTED. THE ABOVE EXAMPLES ASSUME THE ELECTION OF THE ENHANCED DEATH BENEFIT AND INCOME BENEFIT RIDERS WITH A TOTAL MORTALITY AND EXPENSE RISK CHARGE OF 1.75% FOR ALLSTATE PROVIDER ULTRA CONTRACTS AND THE ENHANCED EARNINGS DEATH BENEFIT RIDER WITH AN ANNUAL FEE OF 0.35%. IF THOSE RIDERS WERE NOT ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER. THE EXAMPLES REFLECT THE DEDUCTION OF THE ANNUAL CONTRACT MAINTENANCE CHARGE OF $35.







                                       11 PROSPECTUS

FINANCIAL INFORMATION
--------------------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "ACCUMULATION UNIT". Each Variable Sub-Account has a separate value for its Accumulation Units which we call "ACCUMULATION UNIT VALUE." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

Attached as Appendix A to this prospectus are tables showing the Accumulation Unit Values of each Variable Sub-Account since the date we first offered the Contracts.

To obtain a fuller picture of each Variable Sub-Account's finances, please refer to the Variable Account's financial statements contained in the Statement of Additional Information. The financial statements of Glenbrook also appear in the Statement of Additional Information.




                                       12 PROSPECTUS

THE CONTRACT
--------------------------------------------------------------------------------

CONTRACT OWNER

Each Contract is an agreement between you, the Contract Owner, and Glenbrook, a life insurance company. As the Contract Owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

.. the investment alternatives during the Accumulation and Payout Phases,

.. the amount and timing of your purchase payments and withdrawals,

.. the programs you want to use to invest or withdraw money,

.. the income payment plan you want to use to receive retirement income,

.. the Annuitant (either yourself or someone else) on whose life the income payments will be based,

.. the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract owner dies, and

.. any other rights that the Contract provides.

If you die, any surviving Contract owner, or, if none, the Beneficiary may exercise the rights and privileges provided to them by the Contract.

The Contract cannot be jointly owned by both a non-natural person and a natural person. If the Contract Owner is a grantor trust, the Contract Owner will be considered a non-living person for purposes of this section and the Death Benefits section.The maximum age of the oldest Contract Owner cannot exceed 90 as of the date we receive the completed application.

You may change the Contract owner at any time. We will provide a change of ownership form to be signed by you and filed with us. After we accept the form, the change of ownership will be effective as of the date you signed the form. Until we receive your written notice to change the Contract owner, we are entitled to rely on the most recent ownership information in our files. We will not be liable as to any payment or settlement made prior to receiving the written notice. Accordingly, if you wish to change the Contract owner, you should deliver your written notice to us promptly. Each change is subject to any payment made by us or any other action we take before we accept the change.

Changing ownership of this contract may cause adverse tax consequences and may not be allowed under qualified plans. Please consult with a competent tax advisor prior to making a request for a change of Contract Owner.


The Contract also may be purchased as part of a qualified plan. A qualified plan is a personal retirement savings plan, such as an IRA or tax-sheltered annuity, that meets the requirements of the Internal Revenue Code. Qualified plans may limit or modify your rights and privileges under the Contract. We use the term "Qualified Contract" to refer to a Contract issued within a qualified plan. See "Qualified Plans" on page 38.

ANNUITANT

The Annuitant is the individual whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). You initially designate an Annuitant in your application. You may change the Annuitant at any time prior to the Payout Start Date (only if the Contract owner is a natural person). Once we accept a change, it takes effect as of the date you signed the request. Each change is subject to any payment we make or other action we take before we accept it.


You may designate a joint Annuitant, who is a second person on whose life income payments depend. We permit you to name a joint Annuitant when you elect an Income Plan. If the Annuitant dies prior to the Payout Start Date, the new Annuitant will be:

   (i) the youngest Contract owner; otherwise,

   (ii) the youngest Beneficiary.

The maximum age of any Annuitant on the date we receive the completed application for each Contract is as follows:

.. 90 - Allstate Provider Advantage

.. 90 - Allstate Provider Ultra



BENEFICIARY

You may name one or more primary and contingent Beneficiaries when you apply for a Contract. The primary Beneficiary is the person who may elect to receive the death benefit or become the new Contract Owner pursuant to the Contract if the sole surviving Contract Owner dies before the Payout Start Date. If the sole surviving Contract owner dies after the Payout Start Date, the primary Beneficiary will receive any guaranteed income payments scheduled to continue.

A contingent Beneficiary is the person selected by the Contract Owner who will exercise the rights of the primary Beneficiary if all named primary Beneficiaries die before the death of the sole surviving Contract Owner.

You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we receive your written notice to change a Beneficiary, we are entitled to rely on the most recent


                                       13 PROSPECTUS

Beneficiary information in our files. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each beneficiary change is subject to any payment made by us or any other action we take before we accept the change.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving primary or contingent Beneficiaries the new Beneficiary will be:

.. your spouse or, if he or she is no longer alive,

.. your surviving children equally, or if you have no surviving children,

.. your estate.

If one or more Beneficiaries survive you, we will divide the death benefit among the surviving Beneficiaries according to your most recent written instructions. If you have not given us written instructions, we will pay the death benefit in equal amounts to the surviving Beneficiaries.

If there is more than one Beneficiary in a class and one of the Beneficiaries predeceases the Owner, the remaining Beneficiaries in that class will divide the deceased Beneficiary share in proportion to the original share of the remaining Beneficiaries.

If there is more than one Beneficiary taking shares of the death proceeds, each Beneficiary will be treated as a separate and independent owner of his or her respective share of the death proceeds. Each Beneficiary will exercise all rights related to his or her share of the death proceeds, including the sole right to select a payout option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the payout option chosen by the original Beneficiary. If there is more than one Beneficiary and one of the Beneficiaries is a corporation or other type of non-natural person, all Beneficiaries will be considered to be non-natural persons for the above purposes.

MODIFICATION OF THE CONTRACT

Only a Glenbrook officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents have the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.

ASSIGNMENT

No owner has a right to assign any interest in a Contract as collateral or security for a loan. However, you may assign periodic income payments under the Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are payable to the Beneficiary. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT AN ATTORNEY BEFORE TRYING TO ASSIGN YOUR CONTRACT.




                                       14 PROSPECTUS

PURCHASES
--------------------------------------------------------------------------------

MINIMUM PURCHASE PAYMENTS

Your initial purchase payment must be at least $5,000 ($2,000 for a Qualified Contract). All subsequent purchase payments must be $50 or more. You may make purchase payments at any time prior to the Payout Start Date. We reserve the right to limit the maximum amount of purchase payments we will accept. The most we will accept without our prior approval is $1,000,000. We reserve the right to limit the availability of investment alternatives. We also reserve the right to reject any application.

AUTOMATIC ADDITIONS PROGRAM

You may make subsequent purchase payments by automatically transferring money from your bank account. Consult your representative for more detailed information.

ALLOCATION OF PURCHASE PAYMENTS

At the time you apply for a Contract, you must decide how to allocate your purchase payments among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by notifying us in writing.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit the initial purchase payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our home office. If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial purchase payment to your Contract within that 5 business day period. If you do not, we will return your purchase payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our home office.

We are open for business each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "VALUATION DATES." Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern Time (3:00 p.m. Central Time). If we receive your purchase payment after 3:00 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.

RIGHT TO CANCEL

You may cancel the Contract by returning it to us within the Cancellation Period, which is the 20 day period after you receive the Contract, or a longer period should your state require it. You may return it by delivering it or mailing it to us.

If you exercise this "RIGHT TO CANCEL," the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account. We also will return your purchase payments allocated to the Variable Account adjusted, to the extent federal or state law permits, to reflect investment gain or loss including the deduction of mortality and expense risk charges and administrative expense charges that occurred from the date of allocation through the date of cancellation. Some states may require us to return a greater amount to you. If this Contract is qualified under Section 408 of the Internal Revenue Code, we will refund the greater of any purchase payments or the Contract Value.


In states where we are required to refund purchase payments, we reserve the right during the Cancellation Period to invest any purchase payments you allocated to a Variable Sub-Account to the Money Market Variable Sub-Account available under the Contract. We will notify you if we do so. At the end of the Cancellation Period, we will allocate the amount in the Money Market Variable Sub-Account to the Variable Sub-Account as you originally designated.






                                       15 PROSPECTUS

CONTRACT VALUE
--------------------------------------------------------------------------------

Your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your investment in the Fixed Account Options.

ACCUMULATION UNITS

To determine the number of Accumulation Units of each Variable Sub-Account to credit to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.

ACCUMULATION UNIT VALUE

As a general matter, the Accumulation Unit Value for each Variable Sub-Account will rise or fall to reflect:

.. changes in the share price of the Portfolio in which the Variable Sub-Account invests, and

.. the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine contract maintenance charges, withdrawal charges (ALLSTATE PROVIDER ULTRA CONTRACTS only), Enhanced Earnings Death Benefit charges (if applicable) and transfer fees (currently waived) separately for each Contract. They do not affect Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we calculate Accumulation Unit Value, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account on each Valuation Date. We also determine a separate set of Accumulation Unit Values reflecting the cost of the Enhanced Death Benefit Rider, the Income Benefit Rider, and the Enhanced Death Benefit Rider with the Income Benefit Rider.

YOU SHOULD REFER TO THE PROSPECTUSES FOR THE FUNDS THAT ACCOMPANY THIS PROSPECTUS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH PORTFOLIO ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.












                                       16 PROSPECTUS

INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
--------------------------------------------------------------------------------

You may allocate your purchase payments to up to 39 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.

For more complete information about each Portfolio, including expenses and risks associated with the Portfolio, please refer to the accompanying prospectuses for the Funds. You should carefully review the Fund prospectuses before allocating amounts to the Variable Sub-Accounts.


PORTFOLIO               EACH PORTFOLIO SEEKS           ADVISOR
-------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS - SERIES I*
-------------------------------------------------------------------------------
AIM V.I. Balanced Fund  As high a total return as
                        possible, consistent with
                        preservation of capital
-------------------------------------------------------
AIM V.I. Capital        Growth of capital
Appreciation Fund                                      A I M ADVISORS, INC.
-------------------------------------------------------
AIM V.I. Growth Fund    Growth of capital
-------------------------------------------------------
AIM V.I. Core Equity    Growth of capital
Fund
-------------------------------------------------------
AIM V.I. High Yield     A high level of income
Fund                                                   ------------------------
-------------------------------------------------------
AIM V.I. Premier        Long-term growth of capital
Equity Fund             and income as a secondary
                        objective
-------------------------------------------------------
FEDERATED INSURANCE SERIES
-------------------------------------------------------------------------------
Federated Prime Money   Current income consistent      FEDERATED INVESTMENT
Fund II                 with the stability of          MANAGEMENT COMPANY
                        principal and liquidity
-------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
-------------------------------------------------------------------------------
Fidelity VIP            Long-term capital
Contrafund(R)- Service  appreciation
Class 2
-------------------------------------------------------
Fidelity VIP            Reasonable income
Equity-Income
 Portfolio - Service
Class 2
-------------------------------------------------------
Fidelity VIP Growth     Capital appreciation           FIDELITY MANAGEMENT &
Portfolio -  Service                                   RESEARCH COMPANY
Class 2
-------------------------------------------------------
Fidelity VIP High       High level of current income
Income Portfolio -      while also considering growth
Service Class 2         of capital
-------------------------------------------------------
Fidelity VIP Index 500  Investment results that
 Portfolio - Service    correspond to the total
Class 2                 return of common stocks
                        publicly traded in the United
                        States, as represented by the
                        Standard & Poor's 500/SM/
                        Index (S&P500(R)               ------------------------
-------------------------------------------------------
Fidelity VIP Overseas   Long-term growth of capital
Portfolio - Service
Class 2
-------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
-------------------------------------------------------------------------------
Templeton Global        Seeks high current income,
Income Securities Fund  consistent with preservation   FRANKLIN ADVISERS, INC.
- Class 2               of capital. Capital
                        appreciation is a secondary
                        consideration.
-------------------------------------------------------------------------------
Templeton Growth        Long-term capital growth.      TEMPLETON GLOBAL
Securities Fund -                                      ADVISORS LIMITED
Class 2
-------------------------------------------------------------------------------
MFS/(R)/ -VARIABLE INSURANCE TRUST/SM/
-------------------------------------------------------------------------------
MFS Emerging Growth     Long-term growth of capital
Series -  Service
Class
-------------------------------------------------------
MFS Investors Trust     Long-term growth of capital    MFS INVESTMENT
Series - Service Class  with a secondary objective to  MANAGEMENT/(R)/
                        seek reasonable current
                        income.
-------------------------------------------------------
MFS New Discovery       Capital appreciation
Series - Service Class
-------------------------------------------------------
MFS Research Series -   Long-term growth of capital
 Service Class          and future income              ------------------------
-------------------------------------------------------
MFS Utilities Series -  Capital growth and current
 Service Class          income
-------------------------------------------------------





                                       17 PROSPECTUS

PORTFOLIO               EACH PORTFOLIO SEEKS:          INVESTMENT ADVISOR
-------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-------------------------------------------------------------------------------
Oppenheimer Aggressive  Capital appreciation
 Growth Fund/VA
-------------------------------------------------------
Oppenheimer Capital     Seeks capital appreciation by
 Appreciation Fund/VA    investing in securities of
                         well-known, established
                         companies.
-------------------------------------------------------
Oppenheimer Global      Long-term capital              OPPENHEIMER FUNDS, INC.
 Securities  Fund/VA     appreciation
-------------------------------------------------------
Oppenheimer Main        High total return, which
 Street Fund/VA /(1)/    includes growth in the value
                         of its shares as well as
                         current income, from equity
                         and debt securities.
-------------------------------------------------------
Oppenheimer Multiple    A high total investment
 Strategies Fund/VA      return which includes
                         current income and capital
                         appreciation in the value of  ------------------------
                         its shares.
-------------------------------------------------------
Oppenheimer Strategic   High level of current income
 Bond Fund/VA
-------------------------------------------------------
PUTNAM VARIABLE TRUST
-------------------------------------------------------------------------------
Putnam VT Discovery     Long-term growth of capital
 Growth -  Class IB      appreciation
 /(2)/
-------------------------------------------------------
Putnam VT Diversified   High current income
 Income  Fund - Class    consistent with capital
 IB                      preservation                  PUTNAM INVESTMENT
-------------------------------------------------------MANAGEMENT, LLC
Putnam VT Growth and    Capital growth and current
 Income Fund - Class     income
 IB
-------------------------------------------------------
Putnam VT Growth        Capital appreciation
 Opportunities Fund -
 Class IB
-------------------------------------------------------
Putnam VT Health        Capital appreciation
 Sciences Fund -                                       ------------------------
  Class IB
-------------------------------------------------------
Putnam VT New Value     Long-term capital
 Fund -  Class IB        appreciation
-------------------------------------------------------
STI CLASSIC VARIABLE TRUST
-------------------------------------------------------------------------------
STI Capital             Capital Appreciation
 Appreciation
 Fund/(3)/

-------------------------------------------------------
STI Growth and Income   Long-term capital
 Fund                    appreciation with the
                         secondary goal of current
                         income                        TRUSCO CAPITAL
-------------------------------------------------------MANAGEMENT, INC.
STI International       Long-term capital
 Equity Fund             appreciation
-------------------------------------------------------
STI Investment Grade    High total return through
 Bond Fund               current income and capital
                         appreciation, while
                         preserving the principal
                         amount invested
-------------------------------------------------------
STI Mid-Cap Equity      Capital appreciation
 Fund
-------------------------------------------------------
STI Small Cap Value     Capital appreciation with the  ------------------------
 Equity Fund             secondary goal of current
                         income
-------------------------------------------------------
STI Value Income Stock  Current income with the
 Fund                    secondary goal of capital
                         appreciation
-------------------------------------------------------




*A portfolio's investment objective(s) may be changed by the Fund's Board of Trustees without shareholder approval.

(1) Effective May 1, 2003 the Oppenheimer Main Street Growth & Income Fund changed its name to Oppenheimer Main Street Fund.

(2) Effective May 1, 2003 the Putnam VT Voyager II Fund changed its name to Putnam VT Discovery Growth Fund.

(3) Effective September 6, 2002, the STI Quality Growth Stock Fund merged into the STI Capital Appreciation Fund. Accordingly, for administrative convenience, on September 6, 2002, we combined the STI Quality Growth Stock Variable Sub-Account into the STI Capital Appreciation Variable Sub-Account.


VARIABLE INSURANCE TRUST PORTFOLIOS MAY NOT BE MANAGED BY THE SAME PORTFOLIO MANAGERS WHO MANAGE RETAIL MUTUAL FUNDS WITH SIMILAR NAMES. THESE PORTFOLIOS ARE LIKELY TO DIFFER FROM RETAIL MUTUAL FUNDS IN ASSETS, CASH FLOW, AND TAX MATTERS. ACCORDINGLY, THE HOLDINGS AND INVESTMENT RESULTS OF A PORTFOLIO CAN BE EXPECTED TO BE HIGHER OR LOWER THAN THE INVESTMENT RESULTS OF RETAIL MUTUAL FUNDS.

AMOUNTS YOU ALLOCATE TO VARIABLE SUB-ACCOUNTS MAY GROW IN VALUE, DECLINE IN
---------------------------------------------------------------------------
VALUE, OR GROW LESS THAN YOU EXPECT, DEPENDING ON THE INVESTMENT PERFORMANCE OF
-------------------------------------------------------------------------------
THE PORTFOLIOS IN WHICH THOSE VARIABLE SUB-ACCOUNTS INVEST.  YOU BEAR THE
-------------------------------------------------------------------------------
INVESTMENT RISK THAT THE PORTFOLIOS MIGHT NOT MEET THEIR INVESTMENT OBJECTIVES.
-------------------------------------------------------------------------------
SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED
--------------------------------------------------------------------------------
 OR ENDORSED BY ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT
----------------------------------------------------------------------------
 INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.
------------------------------------------------------------------------------


                                       18 PROSPECTUS

INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT OPTIONS
--------------------------------------------------------------------------------

You may allocate all or a portion of your purchase payments to the Fixed Account. You may choose from among 3 Fixed Account Options, including 2 Dollar Cost Averaging options and the option to invest in one or more Guarantee Periods included in the Guaranteed Maturity Fixed Account. We may offer additional Fixed Account options in the future. We will credit a minimum annual interest rate of 3% to money you allocate to any of the Dollar Cost Averaging Fixed Account Options. The Fixed Account Options may not be available in all states. Please consult with your representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general account assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to a Fixed Account Option does not entitle you to share in the investment experience of the Fixed Account.

DOLLAR COST AVERAGING FIXED ACCOUNT OPTIONS

SHORT TERM DOLLAR COST AVERAGING FIXED ACCOUNT OPTION. You may establish a Short Term Dollar Cost Averaging Program by allocating purchase payments to the SHORT TERM DOLLAR COST AVERAGING FIXED ACCOUNT OPTION ("SHORT TERM DCA FIXED ACCOUNT OPTION"). We will credit interest to purchase payments you allocate to this Option for up to six months at the current rate in effect at the time of allocation. We will credit interest daily at a rate that will compound at the annual interest rate we guaranteed at the time of allocation.


We will follow your instructions in transferring amounts monthly from the Short Term DCA Fixed Account Option. However, you may not choose less than 3 or more than 6 equal monthly installments. Further, you must transfer each purchase payment and associated interest out of this Option by means of dollar cost averaging within 6 months. If you discontinue the Dollar Cost Averaging Program before the end of the transfer period, we will transfer the remaining balance in this Option to the Money Market Variable Sub-Account unless you request a different investment alternative. No transfers are permitted into the Short Term DCA Fixed Account.

For each purchase payment allocated to this Option, your first monthly transfer will occur at the end of the first month following such purchase payment. If we do not receive an allocation from you within one month of the date of payment, we will transfer each monthly installment to the Money Market Variable Sub-Account until we receive a different allocation instruction. Transferring Contract Value to the Money Market Variable Sub-Account in this manner may not be consistent with the theory of dollar cost averaging described on page 24.

EXTENDED SHORT TERM DOLLAR COST AVERAGING FIXED ACCOUNT OPTION. You may establish an Extended Short Term Dollar Cost Averaging Program by allocating purchase payments to the EXTENDED SHORT TERM DOLLAR COST AVERAGING FIXED ACCOUNT OPTION ("EXTENDED SHORT TERM DCA FIXED ACCOUNT OPTION"). We will credit interest to purchase payments you allocate to this Option for up to twelve months at the current rate in effect at the time of allocation. We will credit interest daily at a rate that will compound at the annual interest rate we guaranteed at the time of allocation.


We will follow your instructions in transferring amounts monthly from the Extended Short Term DCA Fixed Account Option. However, you may not choose less than 7 or more than 12 equal monthly installments. Further, you must transfer each purchase payment and associated interest out of this Option by means of dollar cost averaging within 12 months. If you discontinue the Dollar Cost Averaging Program before the end of the transfer period, we will transfer the remaining balance in this Option to the Money Market Variable Sub-Account unless you request a different investment alternative. No transfers are permitted into the Extended Short Term DCA Fixed Account.

For each purchase payment allocated to this Option, your first monthly transfer will occur at the end of the first month following such purchase payment. If we do not receive an allocation from you within one month of the date of payment, we will transfer each monthly installment to the Money Market Variable Sub-Account until we receive a different allocation instruction. Transferring Account Value to the Money Market Variable Sub-Account in this manner may not be consistent with the theory of dollar cost averaging described on page 24.

At the end of the transfer period, any nominal amounts remaining in the Short Term Dollar Cost Averaging Fixed Account or the Extended Short Term Dollar Cost Averaging Fixed Account will be allocated to the Money Market Variable Sub-Account.

INVESTMENT RISK

We bear the investment risk for all amounts allocated to the Short Term DCA Fixed Account Option and the Extended Short Term DCA Fixed Account Option. That is because we guarantee the current and renewal interest rates we credit to the amounts you allocate to either of these Options, which will never be less than the minimum guaranteed rate in the Contract. Currently, we determine, in our sole discretion, the amount of interest credited in excess of the guaranteed rate.




                                       19 PROSPECTUS

We may declare more than one interest rate for different monies based upon the date of allocation to the Short Term DCA Fixed Account Option and the Extended Short Term DCA Fixed Account Option. For current interest rate information, please contact your representative or our customer support unit at 1-800-755-5275.

GUARANTEE PERIODS

The Guaranteed Maturity Fixed Account is divided into Guarantee Periods. Each payment or transfer allocated to a Guarantee Period earns interest at a specified rate that we guarantee for a period of years. Guarantee Periods may range from 1 to 10 years. We are currently offering Guarantee Periods of 1, 3, 5, 7, and 10 years in length. In the future we may offer Guarantee Periods of different lengths or stop offering some Guarantee Periods.

You select the Guarantee Period for each payment or transfer. If you do not select a Guarantee Period, we will assign the same period(s) you selected for your most recent purchase payment.

Each purchase payment or transfer allocated to a Guarantee Period must be at least $50.

We reserve the right to limit the number of additional purchase payments that you may allocate to this Option.

INTEREST RATES. We will tell you what interest rates and Guarantee Periods we are offering at a particular time. We will not change the interest rate that we credit to a particular allocation until the end of the relevant Guarantee Period. We may declare different interest rates for Guarantee Periods of the same length that begin at different times.

We have no specific formula for determining the rate of interest that we will declare initially or in the future. We will set those interest rates based on investment returns available at the time of the determination. In addition, we may consider various other factors in determining interest rates including regulatory and tax requirements, our sales commission and administrative expenses, general economic trends, and competitive factors. WE DETERMINE THE INTEREST RATES TO BE DECLARED IN OUR SOLE DISCRETION. WE CAN NEITHER PREDICT NOR GUARANTEE WHAT THOSE RATES WILL BE IN THE FUTURE. For current interest rate information, please contact your representative or Glenbrook at 1-800-755-5275.

HOW WE CREDIT INTEREST. We will credit interest daily to each amount allocated to a Guarantee Period at a rate that compounds to the annual interest rate that we declared at the beginning of the applicable Guarantee Period. The following example illustrates how a purchase payment allocated to a Guaranteed Period would grow, given an assumed Guarantee Period and annual interest rate:

Purchase Payment.....................................................    $10,000
Guarantee Period.....................................................    5 years
Annual Interest Rate.................................................      4.50%



                          YEAR 1      YEAR 2      YEAR 3      YEAR 4       YEAR 5
                        ----------  ----------  ----------  ----------  ------------
Beginning Contract
 Value...............   $10,000.00
 ^ (1 ^ Annual
 Interest Rate)              1.045
----------------------------------
                        $10,450.00
Contract Value at end
 of Contract Year....               $10,450.00
 ^ (1 ^ Annual
 Interest Rate                           1.045
                                    ----------
                                    $10,920.25
Contract Value at end
 of Contract Year....                           $10,920.25
 ^ (1 ^ Annual
 Interest Rate)                                      1.045
                                                ----------
                                                $11,411.66
Contract Value at end
 of Contract Year.....                                      $11,411.66
 ^ (1 ^ Annual
 Interest Rate)                                                  1.045
                                                            ----------
                                                            $11,925.19
Contract Value at end
 of Contract Year.....                                                   $11,925.19
 ^ (1 ^ Annual
 Interest Rate)                                                               1.045
                                                                        -----------
                                                                         $12,461.82


TOTAL INTEREST CREDITED DURING GUARANTEE PERIOD = $2,461.82 ($12,461.82 - $10,000.00)

This example assumes no withdrawals during the entire 5 year Guarantee Period. If you were to make a withdrawal, you may be required to pay a withdrawal charge (under ALLSTATE PROVIDER ULTRA CONTRACTS only), and the amount withdrawn may be increased or decreased by a Market Value Adjustment that reflects changes in interest rates since the time you invested the amount withdrawn. The hypothetical interest rate is for illustrative purposes only and is not intended to predict future interest rates to be declared under the Contract. Actual interest rates declared for any given Guarantee Period may be more or less than shown above.


                                       20 PROSPECTUS

RENEWALS. Prior to the end of each Guarantee Period, we will mail you a notice asking you what to do with your money, including the accrued interest. During the 30-day period after the end of the Guarantee Period, you may:

1) Take no action. We will automatically apply your money to a new Guarantee Period of the same length as the expiring Guarantee Period. The new Guarantee Period will begin on the day the previous Guarantee Period ends. The new interest rate will be our current declared rate for a Guarantee Period of that length; or

2) Instruct us to apply your money to one or more new Guarantee Periods of your choice. The new Guarantee Period(s) will begin on the day the previous Guarantee Period ends. The new interest rate will be our then current declared rate for those Guarantee Periods; or

3) Instruct us to transfer all or a portion of your money to one or more Variable Sub-Accounts of the Variable Account. We will effect the transfer on the day we receive your instructions. We will not adjust the amount transferred to include a Market Value Adjustment; or

4) Withdraw all or a portion of your money. A withdrawal charge may apply (for ALLSTATE PROVIDER ULTRA CONTRACTS only), but we will not adjust the amount withdrawn to include a Market Value Adjustment. You may also be required to pay premium taxes and income tax withholding, if applicable.

If you choose option 3 or 4 above, we will pay interest from the date the previous Guarantee Period expired until the date of the transfer or withdrawal as applicable. The interest rate will be the then current rate we are crediting for a Guarantee Period of the same length as the previous Guarantee Period.
 Amounts not withdrawn or transferred will be applied to a new Guarantee Period of the same length as the previous Guarantee Period. The new Guarantee Period will begin on the day the previous Guarantee Period ends.


MARKET VALUE ADJUSTMENT. All withdrawals and transfers from a Guarantee Period, other than those taken during the 30 day period after such Guarantee Period expires, are subject to a Market Value Adjustment. A Market Value Adjustment also will apply when you apply amounts currently invested in a Guarantee Period to an Income Plan (unless paid or applied during the 30-day period after such Guarantee Period expires). A Market Value Adjustment may apply in the calculation of the Settlement Value described in the "Death Benefit Amount" section below. We will not apply a Market Value Adjustment to a withdrawal you make:

.. within the Free Withdrawal Amount as described below,

.. that qualify for one of the waivers as described on page 25-26,

.. to satisfy the IRS minimum distribution rules for the Contract, or

.. within one year after the date of the death of the Owner as the surviving spouse continuing the Contract (limit one withdrawal only)

We apply the Market Value Adjustment to reflect changes in interest rates from the time you first allocate money to a Guarantee Period to the time you remove it from that Guarantee Period. We calculate the Market Value Adjustment by comparing the TREASURY RATE for a period equal to the Guarantee Period at its inception to the Treasury Rate for a period equal to the Guarantee Period when you remove your money. "TREASURY RATE" means the U.S. Treasury Note Constant Maturity Yield as reported in Federal Reserve Bulletin Release H.15.

The Market Value Adjustment may be positive or negative, depending on changes in interest rates. As such, you bear the investment risk associated with changes in interest rates. If interest rates increase significantly, the Market Value Adjustment, any withdrawal charge (ALLSTATE PROVIDER ULTRA CONTRACTS only), and any premium taxes and income tax withholding (if applicable) could reduce the amount you receive upon full withdrawal from a Guaranteed Period to an amount that is less than the purchase payment applied to that period plus interest earned under the Contract.

During each Contract Year, you can withdraw up to 15% of the aggregate amount of your purchase payments without a Market Value Adjustment. Unused portions of this Free Withdrawal Amount are not carried forward to future Contract Years.

Generally, if the original Treasury Rate at the time you allocate money to a Guarantee Period is higher than the applicable current Treasury Rate for a period equal to the Guarantee Period, then the Market Value Adjustment will result in a higher amount payable to you, transferred or applied to an Income Plan. Conversely, if the Treasury Rate at the time you allocate money to a Guarantee Period is lower than the applicable Treasury Rate for a period equal to the Guarantee Period, then the Market Value Adjustment will result in a lower amount payable to you, transferred or applied to an Income Plan.

For example, assume that you purchase a Contract and you select an initial Guarantee Period of 5 years and the 5 year Treasury Rate for that duration is 4.50%. Assume that at the end of 3 years, you make a partial withdrawal. If, at that later time, the current 5 year Treasury Rate is 4.20%, then the Market Value Adjustment will be positive, which will result in an increase in the amount payable to you. Conversely, if the current 5 year Treasury Rate is 4.80%, then the Market Value Adjustment will be negative, which will result in a decrease in the amount payable to you.


                                       21 PROSPECTUS

The formula for calculating Market Value Adjustments is set forth in Appendix B to this prospectus, which also contains additional examples of the application of the Market Value Adjustment.




                                       22 PROSPECTUS

INVESTMENT ALTERNATIVES: TRANSFERS
--------------------------------------------------------------------------------

TRANSFERS DURING THE ACCUMULATION PHASE

During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. You may not transfer Contract Value to either the Short Term Dollar Cost Averaging Fixed Account or the Extended Short Term Dollar Cost Averaging Fixed Account Options. You may request transfers in writing on a form that we provided or by telephone according to the procedure described below. The minimum amount that you may transfer into a Guarantee Period is $50. We currently do not assess, but reserve the right to assess, a $10 charge on each transfer in excess of 12 per Contract Year. All transfers to or from more than one Portfolio on any given day counts as one transfer.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account for up to six months from the date we receive your request. If we decide to postpone transfers for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

If you transfer an amount from a Guarantee Period other than during the 30 day period after such Guarantee Period expires, we will increase or decrease the amount by a Market Value Adjustment.

We reserve the right to waive any transfer restrictions.

TRANSFERS DURING THE PAYOUT PHASE

During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. You may make up to 12 transfers per Contract Year. You may not convert any portion of your fixed income payments into variable income payments. After 6 months from the Payout Start Date, you may make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments.


TELEPHONE OR ELECTRONIC TRANSFERS

You may make transfers by telephone by calling 1-800-755-5275. The cut-off time for telephone transfer requests is 3:00 p.m. Central Time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange.


We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.


  TRADING LIMITATIONS

We reserve the right to limit transfers among the investment alternatives in any Contract Year, or to refuse any transfer request, if:

.. we believe, in our sole discretion, that certain trading practices, such as excessive trading or market timing ("Prohibited Trading Practices"), by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract Owners; or

.. we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of Prohibited Trading Practices or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

We may apply the restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Contract Owners.

SHORT-TERM TRADES

All transfers involving the purchase or redemption of mutual fund shares by the Variable Account may be subject to restrictions or requirements imposed by the underlying Portfolios. Such restrictions or requirements may include the assessment of short-term trading fees in connection with transfers from a Variable Sub-Account that occur within a certain number of days following the date of allocation to the Variable Sub-Account, but will only apply to those Sub-Accounts corresponding to underlying Portfolios that explicitly require the assessment of such fees.




                                       23 PROSPECTUS

DOLLAR COST AVERAGING PROGRAM
Through our Dollar Cost Averaging Program, you may automatically transfer a fixed dollar amount every month from any Variable Sub-Account, the Short Term Dollar Cost Averaging Fixed Account, or the Extended Short Term Dollar Cost Averaging Fixed Account, to any of the other Variable Sub-Accounts. You may not use the Dollar Cost Averaging Program to transfer amounts to the Guarantee Periods. This program is available only during the Accumulation Phase.

We will not charge a transfer fee for transfers made under this Program, nor will such transfer count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for instructions on how to enroll.

AUTOMATIC PORTFOLIO REBALANCING PROGRAM

Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our AUTOMATIC PORTFOLIO REBALANCING PROGRAM, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. We will not include money you allocate to the Fixed Account Options in the Automatic Portfolio Rebalancing Program.

We will rebalance your account monthly, quarterly, semi-annually, or annually, depending on your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your request. We are not responsible for rebalancing that occurs prior to receipt of your request.

Example:

  Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Fidelity VIP High Income Variable Sub-Account and 60% to be in the AIM V.I. Core Equity Variable Sub-Account. Over the next 2 months the bond market does very well relative to the stock market. At the end of the first quarter, the Fidelity VIP High Income Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter, we would sell some of your units in the Fidelity VIP High Income Variable Sub-Account and use the money to buy more units in the AIM V.I. Core Equity Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The Automatic Portfolio Rebalancing Program is available only during the Accumulation Phase. The transfers made under the Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.

Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.




                                       24 PROSPECTUS

EXPENSES
--------------------------------------------------------------------------------

As a Contract owner, you will bear, directly or indirectly, the charges and expenses described below.

CONTRACT MAINTENANCE CHARGE

During the Accumulation Phase, on each Contract Anniversary, we will deduct a $35 contract maintenance charge from your Contract Value invested in each Variable Sub-Account in proportion to the amount invested. If you surrender your Contract, we will deduct the contract maintenance charge pro rated for the part of the Contract Year elapsed, unless your Contract qualifies for a waiver, described below. During the Payout Phase, we will deduct the charge proportionately from each income payment.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract owners and regulatory agencies.

We cannot increase the charge. However, we will waive this charge if, as of the Contract Anniversary or upon full surrender:

.. your Contract Value equals $50,000 or more, or

.. all money is allocated to the Fixed Account.

After the Payout Start Date, we will waive the charge if the Contract Value is $50,000 or more as of the Payout Start Date.

MORTALITY AND EXPENSE RISK CHARGE

We deduct a mortality and expense risk charge daily from the net assets you have invested in the Variable Sub-Accounts. The annual rate of the charge is:

.. 1.45% for ALLSTATE PROVIDER ADVANTAGE CONTRACTS

.. 1.25% for ALLSTATE PROVIDER ULTRA CONTRACTS

If you select the Income Benefit Rider or the Enhanced Death Benefit Rider, the mortality and expense risk charge will include an additional 0.25% for the Rider. If you select both the Income Benefit Rider and the Enhanced Death Benefit Rider, the mortality and expense risk charge will include an additional 0.50% for these Riders.

The mortality and expense risk charge is for the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the Enhanced Death Benefit Rider and the Income Benefit Rider to compensate us for the additional risk that we accept by providing these Riders.

We guarantee that we will not raise the mortality and expense risk charge. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase. After the Payout Start Date, mortality and expense risk charges for the Enhanced Death Benefit and the Income Benefit will cease.

ENHANCED EARNINGS DEATH BENEFIT RIDER FEE

If you elect the Enhanced Earnings Death Benefit Rider, we will deduct an annual charge from your Contract Value on each Contract Anniversary during the Accumulation Phase. The annual charge is calculated as a percentage of your Contract Value on the Contract Anniversary and is based on the oldest Contract owner's age on the Rider Application Date (described below) as follows:

                                 Age                                    Annual Charge
                                 ---                                    ------ ------
                                0-55                                       0.10%
                                56-65                                      0.20%
                                66-75                                      0.35%


We first deduct this annual fee from the Variable Sub-Accounts on a pro rata basis. If the Contract Value in the Variable Sub-Accounts is not sufficient to cover the charge, we will deduct the remaining charge from the Guarantee Periods, beginning with the oldest Guarantee Period. On the first Contract Anniversary after we issue the Rider, we will deduct the Rider charge pro rated to reflect the number of complete months the Rider was in effect during such Contract Year. Also, if you surrender your Contract, we will deduct the Rider charge (multiplied by the Contract Value immediately prior to the surrender) pro rated to reflect the number of complete months the Rider was in effect during the current Contract Year.

ADMINISTRATIVE EXPENSE CHARGE

We deduct an administrative expense charge daily at an annual rate of 0.10% of the average daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase. We guarantee that we will not raise this charge.

WITHDRAWAL CHARGE
(ALLSTATE PROVIDER ULTRA CONTRACTS ONLY)


We may assess a withdrawal charge of up to 7% of the purchase payment(s) you withdraw. The charge declines


                                       25 PROSPECTUS
to 0% over a 7 year period that begins on the day we receive your payment.
 Beginning on January 1, 2004, if you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower. A schedule showing how the charge declines is shown on page ___. During each Contract Year, you can withdraw up to 15% of the aggregate amount of your purchase payments without paying the charge. Unused portions of this "Free Withdrawal Amount" are not carried forward to future Contract Years.
 We will deduct withdrawal changes, if applicable, from the amount paid.

For purposes of calculating the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first. However, for federal income tax purposes, please note that withdrawals are considered to have come first from earnings, which means you pay taxes on the earnings portion of your withdrawal.

We do not apply a withdrawal charge in the following situations:

.. on the Payout Start Date (a withdrawal charge may apply if you terminate income payments to be received for a specified period);

.. withdrawals taken to satisfy IRS minimum distribution rules for the Contract;
  or

.. withdrawals that qualify for one of the waivers as described below.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distributional expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals also may be subject to tax penalties or income tax and a Market Value Adjustment. You should consult your own tax counsel or other tax advisers regarding any withdrawals.

TRANSFER FEE

We do not currently impose a fee upon transfers among the investment alternatives. However, we reserve the right to charge $10 per transfer after the 12th transfer in each Contract Year. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging or Automatic Portfolio Rebalancing Program.

CONFINEMENT WAIVER. We will waive the withdrawal charge (ALLSTATE PROVIDER ULTRA CONTRACTS only), and a negative Market Value Adjustment, if applicable, will not occur on all withdrawals taken prior to the Payout Start Date under your Contract if the following conditions are satisfied:

1. You or the Annuitant, if the Contract owner is not a natural person, are confined to a long term care facility or a hospital for at least 90 consecutive days. You or the Annuitant must enter the long term care facility or hospital at least 30 days after the Issue Date;

2. You request the withdrawal and provide written proof of the stay no later than 90 days following the end of your or the Annuitant's stay at the long term care facility or hospital; and

3. A physician must have prescribed the stay and the stay must be medically necessary (as defined in the Contract).

You may not claim this benefit if you, the Annuitant, or a member of your or the Annuitant's immediate family, is the physician prescribing your or the Annuitant's stay in a long term care facility.

TERMINAL ILLNESS WAIVER. We will waive the withdrawal charge (ALLSTATE PROVIDER ULTRA CONTRACTS only), and a negative Market Value Adjustment, if applicable, will not occur on all withdrawals taken prior to the Payout Start Date under your Contract if:

1. you or the Annuitant (if the Contract owner is not a natural person) are first diagnosed with a terminal illness at least 30 days after the Issue Date; and

2. you claim this benefit and deliver adequate proof of diagnosis to us.

UNEMPLOYMENT WAIVER. We will waive the withdrawal charge (ALLSTATE PROVIDER ULTRA CONTRACTS only), and a negative Market Value Adjustment, if applicable, will not occur on one partial or a full withdrawal taken prior to the Payout Start Date under your Contract, if you meet the following requirements:

1. you or the Annuitant, (if the Contract owner is not a natural person), become unemployed at least one year after the Issue Date;

2. you or the Annuitant, (if the Contract owner is not a natural person), receive unemployment compensation as defined in the Contract for at least 30 days as a result of that unemployment; and

3. you or the Annuitant, (if the Contract owner is not a natural person), claim this benefit within 180 days of your or the Annuitant's initial receipt of unemployment compensation.

Please refer to your Contract for more detailed information about the terms and conditions of these waivers.

The laws of your state may limit the availability of these waivers and may also change certain terms and/or benefits available under the waivers. You should consult your Contract for further details on these variations. Also, even if you do not need to pay a withdrawal charge (ALLSTATE PROVIDER ULTRA CONTRACTS ONLY), or a Market Value Adjustment because of these waivers, you still may be required to pay taxes or tax penalties on the amount


                                       26 PROSPECTUS
withdrawn. You should consult your tax adviser to determine the effect of a withdrawal on your taxes.

PREMIUM TAXES

Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender. Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs, including payment upon death. At our discretion, we may discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 4%, depending on the state.

At the Payout Start Date, if applicable, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract value in the investment alternative bears to the total Contract Value.



DEDUCTION FOR SEPARATE ACCOUNT INCOME TAXES

We are not currently maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the Taxes section.

OTHER EXPENSES


Each Portfolio deducts advisory fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectuses for the Funds. For a summary of minimum and maximum Portfolio annual expenses, see page 10. We may receive compensation from the investment advisers or administrators of the Portfolios in connection with the administrative distribution, and other services we provide to the Portfolios.


ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 29.

The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our home office, adjusted by any Market Value Adjustment less any withdrawal charge (ALLSTATE PROVIDER ULTRA CONTRACTS only), contract maintenance charges, Enhanced Earnings Death Benefit Rider fee (if applicable), income tax withholding, and any premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.

You can withdraw money from the Variable Account or the Fixed Account Options.

To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable withdrawal charge (ALLSTATE PROVIDER ULTRA CONTRACTS only) and premium taxes.

You must name the investment alternative from which you are taking the withdrawal. If none is specified, we will deduct your withdrawal pro-rata from the Variable Sub-Accounts according to the value of your investments therein.

In general, you must withdraw at least $50 at a time. You also may withdraw a lesser amount if you are withdrawing your entire interest in a Variable Sub-Account.

If you request a total withdrawal, we may require you to return your Contract to us.


Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 591/2, may be subject to an additional 10% federal tax penalty.

POSTPONEMENT OF PAYMENTS

We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

2. An emergency exists as defined by the SEC; or

3. The SEC permits delay for your protection.

In addition, we may delay payments or transfers from the Fixed Account Options for up to 6 months (or shorter

                                  27 PROSPECTUS
period if required by law). If we delay payment for 30 days or more, we will pay interest as required by law.

SYSTEMATIC WITHDRAWAL PROGRAM

You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. The minimum amount of each systematic withdrawal is $50. At our discretion, systematic withdrawals may not be offered in conjunction with the Dollar Cost Averaging Program or Automatic Portfolio Rebalancing Program.

Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. Please consult your tax advisor before taking any withdrawal.

We will make systematic withdrawal payments to you or your designated payee. At our discretion, we may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.

MINIMUM CONTRACT VALUE

If your request for a partial withdrawal would reduce your Contract Value to less than $2,000, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. Before terminating any Contract whose value has been reduced by withdrawals to less than $2,000, we would inform you in writing of our intention to terminate your Contract and give you at least 30 days in which to make an additional purchase payment to restore your Contract's value to the contractual minimum of $2,000. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less any withdrawal charges (ALLSTATE PROVIDER ULTRA CONTRACTS only) and any other applicable charges and taxes.






                                  28 PROSPECTUS

INCOME PAYMENTS
--------------------------------------------------------------------------------

PAYOUT START DATE

You select the Payout Start Date in your application. The Payout Start Date is the day that we apply your money to an Income Plan. The Payout Start Date must be:

.. at least 30 days after the Issue Date; and

.. no later than the day the Annuitant reaches age 90, or the 10th Contract
  Anniversary, if later.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.

INCOME PLANS

An Income Plan is a series of scheduled payments to you or someone you designate. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with guaranteed payments for 10 years.


A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the "basis". Once the investment in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

Three Income Plans are available under the Contract. Each is available to provide:

.. fixed income payments;

.. variable income payments; or

.. a combination of the two.

The three Income Plans are:

INCOME PLAN 1 - LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

INCOME PLAN 2 - JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant is alive. If both the Annuitant and the joint Annuitant die before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

INCOME PLAN 3 - GUARANTEED PAYMENTS FOR A SPECIFIED PERIOD (5 YEARS TO 30 YEARS). Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. You may elect to receive guaranteed payments for periods ranging from 5 to 30 years. Income payments for less than 120 months may be subject to a withdrawal charge (ALLSTATE PROVIDER ULTRA CONTRACTS only). We will deduct the mortality and expense risk charge from the Variable Sub-Account assets that support variable income payments even though we may not bear any mortality risk.

The length of any guaranteed payment period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer guarantee periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no minimum specified period for guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a minimum specified period for guaranteed payments.

If you choose Income Plan 1 or 2, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant are alive before we make each payment. Please note that under such Income Plans, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.

Generally, you may not make withdrawals after the Payout Start Date. One exception to this rule applies if you are receiving variable income payments that do not depend on the life of the Annuitant (such as under Income Plan 3). In that case, you may terminate all or part of the income payments at any time and receive a lump sum equal to their present value as of the close of the Valuation Date on which we receive your request. To determine the present value of any remaining variable income payments being withdrawn, we use a discount rate equal to the assumed annual investment rate that we use to compute such variable income payments. To determine the present value of any fixed income payments being currently applicable interest rates. The minimum amount you may withdraw under this feature is $1,000. A withdrawal charge may apply (ALLSTATE PROVIDER ULTRA CONTRACTS only). We deduct applicable premium taxes from the Contract Value at the Payout Start Date.

We may make other Income Plans available.

You must apply at least the Contract Value in the Fixed Account on the Payout Start Date to fixed income


                                  29 PROSPECTUS
payments. If you wish to apply any portion of your Fixed Account balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account to fixed income payments.


You may restrict income payments to Beneficiaries by providing us a written request. Once we accept the written request, the change or restriction will take effect as of the date you signed the request. Any change is subject to any payment we make or any other action we take before we accept the change.

We will apply your Contract Value, adjusted by any applicable Market Value Adjustment, less applicable taxes to your Income Plan on the Payout Start Date. If the amount available to apply under an Income Plan is less than $2,000, or not enough to provide an initial payment of at least $20, and state law permits, we may:

.. pay you the Contract Value, adjusted by any applicable Market Value Adjustment and less any applicable taxes, in a lump sum instead of the periodic payments you have chosen; or

.. reduce the frequency of your payments so that each payment will be at least
  $20.

VARIABLE INCOME PAYMENTS

The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience and (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. Your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios; and (b) the Annuitant could live longer or shorter than we expect based on the tables we use.

In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3%. If the actual net investment return of the Variable Sub-Accounts you choose is less than this assumed investment rate, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the assumed investment rate. The dollar amount of the variable income payments stays level if the net investment return equals the assumed investment rate. Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.

We reserve the right to make other assumed investment rates available under each Contract.

FIXED INCOME PAYMENTS

We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. We calculate the fixed income payments by:

1. adjusting the portion of the Contract Value in any Fixed Account Option on the Payout Start Date by any applicable Market Value Adjustment;

2. deducting any applicable premium tax; and

3. applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract or (b) such other value as we are offering at that time.

We may defer making fixed income payments for a period of up to 6 months or any shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

INCOME BENEFIT RIDER

QUALIFICATIONS. For Contract Owners and Annuitants up to and including age 75, the Income Benefit Rider is an optional benefit that you may elect. To qualify for the income benefit payments under this Rider, you must meet the following requirements as of the Payout Start Date:

.. You must elect a Payout Start Date that is on or after the 10th anniversary of the date this Rider was made a part of your Contract ("RIDER DATE");

.. The Payout Start Date must be prior to the oldest Annuitant's 90th birthday;

.. The Payout Start Date must occur during the 30 day period following a Contract
  Anniversary;

.. You must elect to receive fixed income payments, which will be calculated using the guaranteed payout rates listed in your Contract; and

.. The Income Plan you selected must provide for payments guaranteed for either a single life or joint lives with a specified period of at least:

  . 10 years, if the youngest Annuitant's age is 80 or less on the Payout Start Date, or

  . 5 years, if the youngest Annuitant's age is greater than 80 on the Payout Start Date.

If, however, you apply the Contract Value and not the Income Benefit to an Income Plan, then you may select fixed and/or variable income payments under any Income Plan we offer at that time. If you expect to apply your Contract Value to variable and/or fixed income payment options, or you expect to apply your Contract Value to current annuity payment rates then in effect, electing the Income Benefit Rider may not be appropriate.


                                  30 PROSPECTUS

Prior to the Payout Start Date, the Income Benefit Rider will terminate and charges for this Rider will cease when the Contract terminates. The mortality and expense risk charge for this Rider will cease on the Payout Start Date.

ALLSTATE PROVIDER ULTRA CONTRACTS ONLY:

 The Income Benefit Rider will no longer be in effect and the mortality and expense charge for the Rider will end upon the change of the named Annuitant for reasons other than death.

INCOME BASE

The Income Base is used solely for the purpose of calculating the guaranteed income benefit under this Rider ("Guaranteed Income Benefit") and does not provide a Contract Value or guarantee performance of any investment option. On the Rider Date, the Income Base is equal to the Contract Value. After the Rider Date, the Income Base plus any subsequent purchase payments and less a withdrawal adjustment (described below) for any subsequent withdrawals will accumulate daily at a rate equivalent to 5% per year until the earlier of the Payout Start Date, or the first day of the month after the oldest Contract owner's (Annuitant, if the Contract owner is not a natural person) 85th birthday.

WITHDRAWAL ADJUSTMENT

The withdrawal adjustment is equal to (a) divided by (b), with the result multiplied by (c) where:

  (a) = the withdrawal amount

  (b) = the Contract Value immediately prior to the withdrawal, and

  (c) = the most recently calculated Income Base.

The Guaranteed Income Benefit amount is determined by applying the Income Base less any applicable taxes to the guaranteed rates for the Income Plan you elect. The Income Plan you elect must satisfy the conditions described above.

On the Payout Start Date, the income payment will be the greater of the Guaranteed Income Benefit or the income payment provided in the payout phase section of your Contract.

CERTAIN EMPLOYEE BENEFIT PLANS

The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by applicable law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.


                                       31 PROSPECTUS

DEATH BENEFITS
--------------------------------------------------------------------------------

We will pay a death benefit prior to the Payout Start Date on:

1. the death of any Contract owner or,

2. the death of the Annuitant, if the Contract is owned by a non-natural person.

We will pay the death benefit to the new Contract owner as determined immediately after the death. The new Contract owner would be a surviving Contract owner or, if none, the Beneficiary(ies). In the case of the death of the Annuitant, we will pay the death benefit to the current Contract owner.

We will determine the value of the death benefit as of the end of the Valuation Date on which we receive a complete request for settlement of the death benefit. If we receive a request after 3 p.m. Central Time on a Valuation Date, we will process the request as of the end of the following Valuation Date.


When there are multiple Beneficiaries, we will only value the death benefit at the time the first Beneficiary submits the necessary documentation in good order. Any death benefit amounts attributable to any Beneficiary that remain in the investment alternatives are subject to investment risk.

A complete request for settlement of the death benefit must include DUE PROOF OF DEATH. We will accept the following documentation as "Due Proof of Death":

.. a certified copy of a death certificate,

.. a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or

.. any other proof acceptable to us.

DEATH BENEFIT AMOUNT. Prior to the Payout Start Date, if we receive a complete request for settlement of the death benefit within 180 days of the date of death, the death benefit is equal to the greatest of:

1. the Contract Value as of the date we determine the value of the death benefit, or

2. the SETTLEMENT VALUE (that is, the amount payable on a full withdrawal of Contract Value) on the date we determine the value of the death benefit, or

3. the highest amount computed by taking the Contract Value on each DEATH BENEFIT ANNIVERSARY prior to the date we determine the death benefit, increased by purchase payments made since that Death Benefit Anniversary and reduced by an adjustment for any partial withdrawals since that Death Benefit Anniversary. A "Death Benefit Anniversary" is every seventh Contract Anniversary beginning with the Issue Date. For example, the Issue Date, 7th and 14th Contract Anniversaries are the first 3 Death Benefit Anniversaries.


In calculating the Settlement Value when a death benefit is paid, the amount in each individual Guarantee Period may be subject to a Market Value Adjustment. A Market Value Adjustment will apply to amounts in a Guarantee Period, unless we calculate the Settlement Value during the 30-day period after the expiration of the Guarantee Period. Also, the Settlement Value will reflect the deduction of any applicable withdrawal charges, contract maintenance charges, and premium taxes. Contract maintenance charges will be pro-rated for the part of the Contract Year elapsed as of the date we determine the Settlement Value, unless your Contract qualifies for a waiver as described under the "Expenses - Contract Maintenance Charge" on page 25.

The withdrawal adjustment is equal to (a) divided by (b), with the result multiplied by (c), where:

  (a) = is the withdrawal amount;

  (b) = is the Contract Value immediately prior to the withdrawal; and

  (c) = is the Contract value on the Death Benefit Anniversary adjusted by any prior purchase payments or withdrawals made since that Anniversary.

If we do not receive a complete request for settlement of the death benefit within 180 days of the date of death, the death benefit is equal to the greater of:

1) the Contract Value as of the date we determine the death benefit, or

2) the Settlement Value as of the date we determine the death benefit.

We reserve the right to extend the 180-day period on a non-discriminatory basis.

ENHANCED DEATH BENEFIT RIDER

For Contract owners and Annuitants up to and including age 80 as of the date we receive the completed application or a written request to add this rider, whichever is later ("Rider Application Date"), the Enhanced Death Benefit Rider is an optional benefit that you may elect. If the Contract owner is a natural individual, the Enhanced Death Benefit applies only upon the death of the Contract owner. If the Contract owner is not a natural individual, the Enhanced Death Benefit applies only upon the death of the Annuitant. For Contracts with the Enhanced Death Benefit Rider, the death benefit will be the greatest of (1) through (3) above, or (4) the Enhanced Death Benefit. The Enhanced Death Benefit is equal to the greater of the Enhanced Death Benefit A or Enhanced Death Benefit B. Enhanced Death Benefit A or B may not be available in all states. The Enhanced Death Benefit will never be greater than the maximum death benefit allowed by any state nonforfeiture laws that govern the Contract.

If we do not receive a complete request for settlement of the death benefit within 180 days of the date of death, the


                                  32 PROSPECTUS

Enhanced Death Benefit will not apply and the death benefit is equal to the greater of:

1) the Contract Value as of the date we determine the death benefit, or

2) the Settlement Value as of the date we determine the death benefit.

If the Owner is a natural person, the Enhanced Death Benefit is payable and the Rider will terminate and the mortality and expense charge for the Rider will cease upon the death of the Owner, unless the Contract and Rider are continued as permitted by a surviving spouse, as described below. If the Owner is a non-natural person, the Enhanced Death Benefit is payable and the Rider will terminate and charges for the Rider will cease upon the death of the Annuitant.

The Enhanced Death Benefit Rider and charges for the Rider will terminate:

.. when the Contract owner is changed for reasons other than death;

.. if the Contract owner is a non-natural person, when the Annuitant is changed for reasons other than death; or

.. on the Payout Start Date.

The Rider may not be available in all states. We may discontinue the offering of the Rider at any time.

ENHANCED DEATH BENEFIT A. On the date we issue the Rider ("RIDER DATE"), Enhanced Death Benefit A is equal to the Contract Value on that date. After the Rider Date, Enhanced Death Benefit A is the greatest of the ANNIVERSARY VALUES as of the date we determine the death benefit. The "Anniversary Value" is equal to the Contract Value on a Contract Anniversary, increased by purchase payments made since that Anniversary and reduced by a withdrawal adjustment, as described below, for any partial withdrawals since that Anniversary.

We will calculate Anniversary Values for each Contract Anniversary up until the earlier of:

.. the date we determine the death benefit; or

.. the first Contract Anniversary following the oldest Contract owner's or, if the Contract owner is not a natural person, the Annuitant's 80th birthday, or the first day of the 61st month following the Rider Date, whichever is later.

After age 80, or the first day of the 61st month following the Rider Date, whichever is later, we will recalculate the Enhanced Death Benefit A only for purchase payments and withdrawals.

The withdrawal adjustment is equal to (a) divided by (b), and the result multiplied by (c) where:

  (a) = is the withdrawal amount,

  (b) = is the Contract Value immediately prior to the withdrawal, and

  (c) = the most recently calculated Enhanced Death Benefit A.

ENHANCED DEATH BENEFIT B. The Enhanced Death Benefit B on the Rider Date is equal to the Contract Value on that date. After the Rider Date, the Enhanced Death Benefit B, plus any subsequent purchase payments and less a withdrawal adjustment, as described below, will accumulate daily at a rate equivalent to 5% per year until the earlier of:

.. the date we determine the death benefit; or

.. the first day of the month following the oldest Contract owner's or, if the Contract owner is not a natural person, the Annuitant's 80th birthday, or the first day of the 61st month following the Rider Date, whichever is later.

The withdrawal adjustment is equal to (a) divided by (b), and the result multiplied by (c) where:

  (a) = the withdrawal amount,

  (b) = is the Contract Value immediately prior to the withdrawal, and

  (c) = is the most recently calculated Enhanced Death Benefit B.

After age 80, or the first day of the 61st month following the Rider Date, whichever is later, we will recalculate the Enhanced Death Benefit B only for purchase payments and withdrawals.

SPOUSAL CONTINUATION UNDER ALLSTATE PROVIDER ADVANTAGE CONTRACTS. If you elected the Enhanced Death Benefit Rider, and your spouse continues the Contract as described above, the Enhanced Death Benefit Rider and the mortality and expense risk charge for this Rider will terminate if your spouse is over age 80 on the date the Contract is continued. If the Enhanced Death Benefit Rider does continue, then the following conditions will apply:

.. The Contract Value on the date the Contract is continued will equal the death benefit amount;

.. Enhanced Death Benefit A will continue to be recalculated for purchase payments, withdrawals, and on Contract Anniversaries after the date the Contract is continued until the earlier of:

1. the first Contract Anniversary after the oldest new Owner's 80th birthday. After age 80, the Enhanced Death Benefit A will be recalculated only for purchase payments and withdrawals; or

2. the date we determine the death benefit;

unless the deceased Owner was age 80 or older on the date of death. In this case, the Enhanced Death Benefit A will be recalculated only for purchase payments and withdrawals after the date the Contract is continued.

.. The amount of the Enhanced Death Benefit B as of the date the Contract is continued and any subsequent purchase payments and less any


                                  33 PROSPECTUS
  subsequent withdrawal adjustments will accumulate daily at a rate equivalent to 5% per year after the date the Contract is continued, until the earlier of:

1. the first day of the month following the oldest new Owner's 80th birthday. After age 80, the Enhanced Death Benefit B will be recalculated only for purchase payments and withdrawals; or

2. the date we determine the death benefit;

unless the deceased Owner was age 80 or older on the date of death. In this case, the Enhanced Death Benefit B will be recalculated only for purchase payments and withdrawals after the date the Contract is continued.

SPOUSAL CONTINUATION UNDER ALLSTATE PROVIDER ULTRA CONTRACTS. If you elected the Enhanced Death Benefit Rider, and your spouse continues the Contract as described above, on the date the Contract is continued, the Rider Date will be reset to the date the Contract is continued. For purposes of calculating future death benefits, your spouse's age on this new Rider Date will be used to determine applicable death benefit amounts.

ENHANCED EARNINGS DEATH BENEFIT RIDER

For Contract owners and Annuitants up to and including age 75 as of the Rider Application Date, the Enhanced Earnings Death Benefit Rider is an optional benefit that you may elect.

The Rider may not be available in all states. We may discontinue the offering of the Rider at any time.

If the Contract owner is a natural person, the Enhanced Earnings Death Benefit Rider applies only upon the death of the Contract owner. If the Contract owner is not a natural individual, the Enhanced Earnings Death Benefit Rider applies only upon the death of the Annuitant. If the Owner is a natural person, the Enhanced Earnings Death Benefit is payable and the Rider will terminate and the annual charge for the Rider will cease upon the death of the Owner, unless the Contract and Rider are continued as permitted by a surviving spouse, as described below. If the Owner is a non-natural person, the Enhanced Earnings Death Benefit is payable and the Rider will terminate and the annual charge for the Rider will cease upon the death of the Annuitant.

The Enhanced Earnings Death Benefit Rider and the annual charge for the rider will terminate:

.. when the Contract owner is changed for reasons other than death;

.. if your spouse continues the Contract as described below and your spouse is over age 75 on the date the Contract is continued, (or if your spouse elects to terminate the Rider);

.. if the Contract owner is a non-natural person, when the Annuitant is changed for reasons other than death or when the Annuitant dies; or

.. on the Payout Start Date.

ALLSTATE PROVIDER ADVANTAGE CONTRACTS:

Under the Enhanced Earnings Death Benefit Rider, if the oldest Contract owner (or the Annuitant if the Contract owner is a non-natural person) is age 55 or younger on the Rider Application Date, the death benefit is increased by:

.. The lesser of 80% of In-Force Premium (excluding purchase payments made after the Rider Date and in the twelve month period immediately preceding the death of the Owner, or Annuitant if the Owner is a non-natural person), or 40% of In-Force Earnings, calculated as of the date we receive due proof of death.

If the oldest Contract owner (or the Annuitant if the Contract owner is a non-natural person) is between the ages of 56 and 65 on the Rider Application Date, the death benefit is increased by:

.. The lesser of 60% of In-Force Premium (Excluding purchase payments made after the Rider Date and in the twelve month period immediately preceding the death of the Owner, or annuitant is the Owner is a non-natural person), or 30% of In-Force Earnings.

If the oldest Contract owner (or the Annuitant if the Contract owner is a non-natural person) is between the ages of 66 and 75 on the Rider Application Date, the death benefit is increased by:

.. The lesser of 40% of In-Force Premium (excluding purchase payments made after the Rider Application Date and in the twelve month period immediately preceding the death of the Owner, or Annuitant if the Owner is a non-natural person), or 20% of In-Force Earnings, calculated as of the date we receive due proof of death.

ALLSTATE PROVIDER ULTRA CONTRACTS:

Under the Enhanced Earnings Death Benefit Rider, if the oldest Contract owner (or the Annuitant if the Contract owner is a non-natural person) is age 55 or younger on the Rider Application Date, the death benefit is increased by:

.. 40% of the lesser of 200% of In-Force Premium (excluding purchase payments made in the 12-month period immediately preceding the date of death) or the In-Force Earnings. ("In-Force Earnings" are referred to as "Death Benefit Earnings" in the ALLSTATE PROVIDER ULTRA CONTRACTS, but we use the term "In-Force Earnings" in this prospectus for convenience).

If the oldest Contract owner (or the Annuitant if the Contract owner is a non-natural person) is between the ages of 56 and 65 on the Rider Application Date, the death benefit is increased by:

.. 30% of the lesser of 200% of the In-Force Premium (excluding purchase payments made in the 12-month


                                  34 PROSPECTUS
  period immediately preceding the date of death) or the In-Force Earnings.

If the oldest Contract owner (or the Annuitant if the Contract owner is a non-natural person) is between the ages of 66 and 75 on the Rider Application Date, the death benefit is increased by:

.. 20% of the lesser of 200% of the In-Force Premium (excluding purchase payments made in the 12-month period immediately preceding the date of death) or the In-Force earnings.

BOTH CONTRACTS:

For purpose of calculating the Enhanced Earnings Death Benefit, the following definitions apply:

  In-Force Premium equals the Contract Value on the Rider Date plus all purchase payments made after the Rider Date less the sum of all Excess-of-Earnings Withdrawals after the Rider Date. If the Rider Date is the same as the Issue Date, then the Contract Value on the Rider Date is equal to your initial purchase payment.

  In-Force Earnings equal the Contract Value minus the In-Force Premium. The In-Force Earnings amount will never be less than zero.

  An Excess-of-Earnings Withdrawal is the amount of a withdrawal in excess of the In-Force Earnings in the Contract immediately prior to the withdrawal.

We will calculate the Enhanced Earnings Death Benefit Rider as of the date we receive a complete request for settlement of the death benefit. We will pay the Enhanced Earnings Death Benefit with the death benefit as described under "Death Benefit Payments" below.

SPOUSAL CONTINUATION. If you elected the Enhanced Earnings Death Benefit Rider, and your spouse continues the Contract as described below, the Enhanced Earnings Death Benefit Rider and the annual charge for this Option will terminate if the oldest new Contract owner is over age 75 on the date the Contract is continued, or if your spouse elects to terminate the Rider. If the Enhanced Earnings Death Benefit Rider is not terminated, on the date the Contract is continued, the Rider Date for this Rider will be reset to the date the Contract is continued ("new Rider Date"). The age of the surviving spouse (oldest Contract owner for ALLSTATE PROVIDER ADVANTAGE CONTRACTS) on the new Rider Date will be used to determine the Enhanced Earnings Death Benefit after the new Rider Date. Also, the age of the surviving spouse (oldest Contract owner for ALLSTATE PROVIDER ADVANTAGE CONTRACTS) on the new Rider Date will be used to determine the annual charge for the Rider after the new Rider Date.

The value of the Enhanced Earnings Death Benefit largely depends on the amount of earnings that accumulate under your Contract. If you expect to withdraw the earnings from your Contract Value, electing the Enhanced Earnings Death Benefit Rider may not be appropriate. For purposes of calculating the Enhanced Earnings Death Benefit, earnings are considered to be withdrawn first before purchase payments. Your financial advisor can help you decide if the Enhanced Earnings Death Benefit Rider is right for you.

For examples of how the death benefit is calculated under the Enhanced Earnings Death Benefit Rider, see Appendix C.

DEATH BENEFIT PAYMENTS

If the sole new Contract Owner is your spouse, the new Contract Owner may:

1) elect to receive the death benefit in a lump sum, or

2) elect to apply the death benefit to an Income Plan. Payments from the Income Plan must begin within one year of the date of death and must be payable throughout:

.. the life of the new Contract Owner;

.. for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the new Contract Owner; or

.. over the life of the new Contract Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the new Contract Owner.

If your spouse does not elect one of the options above the Contract will continue in the Accumulation Phase as if the death had not occurred. If the contract is continued in the Accumulation Phase, the following conditions apply:


On the date the Contract is continued, the Contract Value will equal the amount of the death benefit as determined as of the end of the Valuation Date on which we received a complete request for settlement of the death benefit (the next Valuation Date, if we receive the request after 3:00 p.m. Central Time). Unless otherwise instructed by the continuing spouse, the excess, if any, of the death benefit over the Contract Value will be allocated to the Sub-Accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub-Accounts as of the end of the Valuation Date on which we receive the complete request for settlement of the death benefit (the next Valuation Date, if we receive the request after 3:00 p.m. Central Time), except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Money Market Variable Sub-Account.

Within 30 days of the date the Contract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee:

   (i) transfer all or a portion of the excess among the Variable Sub-Accounts;


                                  35 PROSPECTUS

   (ii) transfer all or a portion of the excess into the Guarantee Maturity Fixed Account and begin a new Guarantee Period; or

   (iii) transfer all or a portion of the excess into a combination of Variable Sub-Accounts and the Guarantee Maturity Fixed Account.

Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in your Contract.

The surviving spouse may make a single withdrawal of any amount within one year of the date of your death without incurring a Market Value Adjustment or withdrawal charge. Only one spousal continuation is allowed under this Contract.

Prior to the Payout Start Date, the death benefit of the continued Contract will be as described under Death Benefit Amount above.

If the new Contract Owner is not your spouse but is a natural person, or if there are multiple natural persons new Contract Owners the new Contract Owner may:

1) elect to receive the death benefit in a lump sum, or

2) elect to apply the death benefit to an Income Plan.

Payments from the Income Plan must begin within one year of the date of death and must be payable throughout:

.. the life of the new Contract Owner;

.. for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the new Contract Owner; or

.. over the life of the new Contract Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the new Contract Owner.


If the new Contract Owner does not elect one of the options above then the new Contract Owner must receive the Contract Value payable within 5 years of your date of death. The Contract Value will equal the amount of the death benefit as determined as of the end of the Valuation Date on which we receive the complete request for settlement of the death benefit (the next Valuation Date, if we receive the request after 3:00 p.m. Central Time). Unless otherwise instructed by the new Contract Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The new Contract Owner may exercise all rights as set forth in the Transfers section of the Contract during this 5 year period.

No additional purchase payments may be added to the Contract under this election. Any withdrawal charges applicable under ALLSTATE PROVIDER ULTRA CONTRACTS will be waived for any withdrawals made during this 5 year period.

If the new Contract Owner dies prior to the receiving all of the Contract Value, then the new Contract Owner's named beneficiary(ies) will receive the greater of the Settlement Value or the remaining Contract Value. This amount must be received as a lump sum within 5 years of the date of the original Contract Owner's death.

If the new Contract Owner is a corporation, trust, or other non- natural person:

(a)
The new Contract Owner may elect to receive the death benefit in a lump sum; or


(b)
If the new Contract Owner does not elect the option above, then the new Contract Owner must receive the Contract Value payable within 5 years of your date of death. The Contract Value will equal the amount of the death benefit as determined as of the end of the Valuation Date on which we receive the complete request for settlement of the death benefit (the next Valuation Date, if we receive the request after 3:00 p.m. Central Time). Unless otherwise instructed by the new Contract Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The new Contract Owner may exercise all rights as set forth in the Transfers provision of the Contract during this 5 year period.

No additional purchase payments may be added to the Contract under this election. Any withdrawal charges applicable under ALLSTATE PROVIDER ULTRA CONTRACTS will be waived during this 5 year period.

We reserve the right to offer additional options upon the death of the Contract Owner.

If any new Contract Owner is a non-natural person, all new Contract Owners will be considered to be non-natural persons for the above purposes.

Under any of these options, all ownership rights, subject to any restrictions previously placed upon the Beneficiary, are available to the new Contract Owner from the date of your death to the date on which the death benefit is paid.


DEATH OF ANNUITANT
If the Annuitant who is not also the Contract owner dies prior to the Payout Start Date and the Contract owner is a living person, then the Contract will continue with a new Annuitant as described in the Annuitant provision above.

If the Annuitant who is not also the Contract owner dies prior to the Payout Start Date and the Contract owner is a non-natural person, the following apply:

(a) The Contract owner may elect to receive the death benefit in a lump sum; or


(b)
If the Contract owner does not elect the above option, then the Contract Owner must receive the Contract Value payable within 5 years of the Annuitant's date of death. The Contract Value will equal the amount of the death benefit as determined as of the end of the Valuation


                                  36 PROSPECTUS

Date on which we receive the complete request for settlement of the death benefit (the next Valuation Date, if we receive the request after 3:00 p.m. Central Time). Unless otherwise instructed by the Contract owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The Contract owner may then exercise all rights as set forth in the Transfers provision of the Contract during this 5 year period.

No additional purchase payments may be added to the Contract under this election. Any withdrawal charges applicable under ALLSTATE PROVIDER ULTRA CONTRACTS will be waived during this 5 year period.

We reserve the right to offer additional options upon the death of the Annuitant.

Under any of these options, all ownership rights are available to the non-natural Contract Owner from the date of the Annuitant's death to the date on which the death benefit is paid.


                                  37 PROSPECTUS

MORE INFORMATION
--------------------------------------------------------------------------------

GLENBROOK LIFE

 Glenbrook Life is the issuer of the Contract. Glenbrook Life is a stock life insurance company originally organized under the laws of the State of Indiana in 1965. From 1965 to 1983 the Company was known as "United Standard Life Assurance Company" and from 1983 to 1992 the Company was known as "William Penn Life Assurance Company of America." In 1992, the Company was renamed Glenbrook Life and redomesticated to Illinois. In 1998, the Company was redomesticated to Arizona.


Glenbrook Life is licensed to operate in the District of Columbia and all states except New York. We intend to offer the Contract in those jurisdictions in which we are licensed. Our main administrative office is located at 3100 Sanders Road, Northbrook, Illinois 60062.

Glenbrook Life is a wholly owned subsidiary of Allstate Life Insurance Company (Allstate Life), a stock life insurance company incorporated under the laws of the State of Illinois. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company incorporated under the laws of the State of Illinois. All of the capital stock issued and outstanding of Allstate Insurance Company is owned by The Allstate Corporation.


Glenbrook Life and Allstate Life entered into reinsurance agreements, under which Glenbrook Life reinsures all of its business with Allstate Life. Under the agreements, contract charges, credited interest, policy benefits and certain expenses under all general account contracts are reinsured with Allstate Life.
 Allstate Life is bound to stand behind Glenbrook Life's contractual obligations to its policyholders. However, the obligations of Allstate Life under the reinsurance agreements are to Glenbrook Life. Glenbrook Life continues to have primary responsibility as the direct insurer for risks reinsured. In addition, assets of Glenbrook Life that relate to insurance in-force, excluding Separate Accounts assets, are transferred to Allstate Life. Therefore, the funds necessary to support the operations of Glenbrook Life are provided by Allstate Life and Glenbrook Life is not required to obtain additional capital to support in-force or future business.


Several independent rating agencies regularly evaluate life insurer claims paying ability, quality of investment portfolio and overall stability. A.M. Best Company assigns Glenbrook Life the rating of A+(r) (Superior). Standard & Poor's Insurance Rating Services assigns the rating of AA+ (very strong) to Glenbrook Life's claims-paying ability and Moody's Investors Service assigns an Aa2 (excellent) financial strength rating to Glenbrook Life. Glenbrook Life shares the same ratings from these rating agencies of its parent, Allstate Life due to its reinsurance arrangements with Allstate Life. These ratings do not reflect the investment performance of the Variable Account. We may from time to time advertise these ratings in our sales literature.

THE VARIABLE ACCOUNT

Glenbrook established the Glenbrook Life Multi-Manager Variable Account on January 15, 1996. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Glenbrook.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Arizona law. That means we account for the Variable Account's income, gains and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Glenbrook.


The Variable Account consists of multiple Variable Sub-Accounts. Each Variable Sub-Account invests in a corresponding Portfolio. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We may also add other Variable Sub-Accounts that may be available under other variable annuity contracts. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.

THE PORTFOLIOS

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.

VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the


                                  38 PROSPECTUS
record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro-rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

CHANGES IN PORTFOLIOS. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional mutual funds. We will notify you in advance of any change.

CONFLICTS OF INTEREST. Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The boards of directors of these Portfolios monitor for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, a Portfolio's board of directors may require a separate account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.

THE CONTRACT

DISTRIBUTION. ALFS, Inc. ("ALFS"), located at 3100 Sanders Road, Northbrook, IL 60062-7154, serves as principal underwriter of the Contracts. ALFS is a wholly owned subsidiary of Allstate Life. ALFS is a registered broker dealer under the Securities and Exchange Act of 1934, as amended ("EXCHANGE ACT"), and is a member of the NASD, Inc.

We will pay commissions to broker-dealers who sell the contracts. Commissions paid may vary, but we estimate that the total commissions paid on all Contract sales will not exceed 8.5% of all purchase payments. These commissions are intended to cover distribution expenses. Sometimes, we also pay the broker-dealer a persistency bonus in addition to the standard commissions. A persistency bonus is not expected to exceed 1.00%, on an annual basis, of the Contract Values considered in connection with the bonus. In some states, Contracts may be sold by representatives or employees of banks which may be acting as broker-dealers without separate registration under the Exchange Act, pursuant to legal and regulatory exceptions.

Glenbrook does not pay ALFS a commission for distribution of the Contracts. The underwriting agreement with ALFS provides that we will reimburse ALFS for any liability to Contract owners arising out of services rendered or Contracts issued.

ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account.

We provide the following administrative services, among others:

.. issuance of the Contracts;

.. maintenance of Contract owner records;

.. Contract owner services;

.. calculation of unit values;

.. maintenance of the Variable Account; and

.. preparation of Contract owner reports.

We will send you Contract statements and transaction confirmations at least annually. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we reserve the right to make the adjustment as of the date that we receive notice of the potential error.

We also will provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.

QUALIFIED PLANS

If you use the Contract within a qualified plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of withdrawal charges (if applicable), death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan


                                  39 PROSPECTUS
limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information.

LEGAL MATTERS


Foley & Lardner, Washington, D.C., has advised Glenbrook on certain federal securities law matters. All matters of state insurance law pertaining to the Contracts, including the validity of the Contracts and Glenbrook's right to issue such Contracts under state insurance law, have been passed upon by Michael
J. Velotta, General Counsel of Glenbrook.


                                       40 PROSPECTUS

TAXES
--------------------------------------------------------------------------------


THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. GLENBROOK MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.


TAXATION OF GLENBROOK LIFE AND
ANNUITY COMPANY
Glenbrook is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code (the "Code"). Since the Variable Account is not an entity separate from Glenbrook, and its operations form a part of Glenbrook, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Glenbrook believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Glenbrook does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Glenbrook does not intend to make provisions for any such taxes. If Glenbrook is taxed on investment income or capital gains of the Variable Account, then Glenbrook may impose a charge against the Variable Account in order to make provision for such taxes.


TAXATION OF VARIABLE ANNUITIES IN GENERAL

TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

.. the Contract Owner is a natural person,

.. the investments of the Variable Account are "adequately diversified" according to Treasury Department regulations, and


.. Glenbrook is considered the owner of the Variable Account assets for federal income tax purposes.


NON-NATURAL OWNERS. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the owner during the taxable year.


EXCEPTIONS TO THE NON-NATURAL OWNER RULE. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain qualified plans; (4) certain contracts used in connection with structured settlement agreements; and (5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.


GRANTOR TRUST OWNED ANNUITY. Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions To The Non-Natural Owner Rule section.
 In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the surviving Contract Owner. Since the trust will be the surviving Contract Owner in all cases, the Death Benefit will be payable to the trust notwithstanding any beneficiary designation on the annuity contract. A trust, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment; or 2) payment deferred up to five years from date of death.



DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Glenbrook does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.



OWNERSHIP TREATMENT. The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract


                                       41 PROSPECTUS
owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.


Your rights under the Contract are different than those described by the IRS in rulings in which it found that Contract owners were not owners of separate account assets. For example, you have the choice to allocate premiums and Contract Values among a broader selection of investment alternatives. Also, you may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Glenbrook does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.


TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.


TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. The Federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.


WITHDRAWALS AFTER THE PAYOUT START DATE. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.


DISTRIBUTION AT DEATH RULES. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

.. if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

.. if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner.

.. if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract Owned by a non-natural person will be treated as the death of the Contract Owner.


TAXATION OF ANNUITY DEATH BENEFITS. Death Benefit amounts are included in income as follows:

.. if distributed in a lump sum, the amounts are taxed in the same manner as a full withdrawal, or

.. if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.


PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or becoming totally disabled,


                                       42 PROSPECTUS

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made under an immediate annuity, or

.. attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. You should consult a competent tax advisor prior to taking a withdrawal.


TAX FREE EXCHANGES UNDER INTERNAL REVENUE CODE SECTION 1035. A 1035 exchange is a tax-free exchange of a non-qualified life insurance contract, endowment contract or annuity contract for a new non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.


TAXATION OF OWNERSHIP CHANGES. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Except for certain Qualified Contracts, any amount you receive as a loan under a Contract, and any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax. Currently we do not allow assignments.



AGGREGATION OF ANNUITY CONTRACTS. The Code requires that all non-Qualified deferred annuity contracts issued by Glenbrook (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.


INCOME TAX WITHHOLDING

Generally, Glenbrook is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Glenbrook is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.
Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Section 1441 of the Code provides that a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. Withholding may be reduced or eliminated by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN").
 ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number.


TAX QUALIFIED CONTRACTS
The income on qualified plan and IRA investments is tax deferred, and the income on variable annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity in a qualified plan or IRA. Contracts may be used as investments with certain qualified plans such as:

.. Individual Retirement Annuities or Accounts (IRAs) under Section 408 of the
  Code;

.. Roth IRAs under Section 408A of the Code;

.. Simplified Employee Pension Plans under Section 408(k) of the Code;

.. Savings Incentive Match Plans for Employees (SIMPLE) Plans under Section
  408(p) of the Code;

.. Tax Sheltered Annuities under Section 403(b) of the Code;

.. Corporate and Self Employed Pension and Profit Sharing Plans under Sections
  401 and 403; and


                                       43 PROSPECTUS

.. State and Local Government and Tax-Exempt Organization Deferred Compensation
  Plans under Section 457.


Glenbrook reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above or to modify the Contract to conform with tax requirements.

The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Glenbrook can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent's IRA or Qualified Plan under which the decedent's surviving spouse is the beneficiary. Glenbrook does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA or Qualified Plan.

In the case of certain qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract.


TAXATION OF WITHDRAWALS FROM AN INDIVIDUALLY OWNED QUALIFIED CONTRACT. If you make a partial withdrawal under a Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions, after tax contributions to qualified plans) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and all tax reporting of distributions from Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made to a beneficiary after the Contract Owner's death,

.. attributable to the Contract Owner being disabled, or

.. made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions. All tax reporting of distributions from Roth IRAs will indicate that the taxable amount is not determined.


REQUIRED MINIMUM DISTRIBUTIONS. Generally, qualified plans require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.


THE DEATH BENEFIT AND QUALIFIED CONTRACTS. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that the certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified plans, such as in connection with a 403(b) plan.


Glenbrook reserves the right to limit the availability of the Contract for use with any of the qualified plans listed above.


PENALTY TAX ON PREMATURE DISTRIBUTIONS FROM QUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable amount of any premature distribution from a Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or total disability,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made pursuant to an IRS levy,

.. made for certain medical expenses,

.. made to pay for health insurance premiums while unemployed (only applies for IRAs),

.. made for qualified higher education expenses (only applies for IRAs), and

.. made for a first time home purchase (up to a $10,000 lifetime limit and only applies for IRAs).


                                  44 PROSPECTUS

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.



SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ON QUALIFIED CONTRACTS. With respect to Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. You should consult a competent tax advisor prior to taking a withdrawal.


INCOME TAX WITHHOLDING ON QUALIFIED CONTRACTS. Generally, Glenbrook is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Glenbrook is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Qualified Contracts, excluding IRAs, with the exception of:

.. required minimum distributions, or,

.. a series of substantially equal periodic payments made over a period of at least 10 years, or,

.. a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

.. hardship distributions.


For all annuitized distributions that are not subject to the 20% withholding requirement, Glenbrook is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Section 1441 of the Code provides that a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. Withholding may be reduced or eliminated by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN").
 ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number.


INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.


ROTH INDIVIDUAL RETIREMENT ANNUITIES. Section 408A of the Code permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions.

ANNUITIES HELD BY INDIVIDUAL RETIREMENT ACCOUNTS (COMMONLY KNOWN AS CUSTODIAL
IRAS)


Internal Revenue Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same as the beneficial owner of the Individual Retirement Account.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant's surviving spouse as the new Annuitant, if the following conditions are met:


                                  45 PROSPECTUS

1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the annuity contract;

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3) We receive a complete request for settlement for the death of the Annuitant; and


4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

  (a) The Annuitant's surviving spouse is the sole beneficiary of the Individual Retirement Account;

  (b) The Annuitant's surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

  (c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse's election.


SIMPLIFIED EMPLOYEE PENSION PLANS. Section 408(k) of the Code allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.


SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE PLANS). Sections 408(p) and 401(k) of the Code allow eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees. SIMPLE plans may be structured as a SIMPLE retirement account using an IRA or as a Section 401(k) qualified cash or deferred arrangement. In general, a SIMPLE plan consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to use the Contract in conjunction with SIMPLE plans should seek competent tax and legal advice.

TO DETERMINE IF YOU ARE ELIGIBLE TO CONTRIBUTE TO ANY OF THE ABOVE LISTED IRAS (TRADITIONAL, ROTH, SEP, OR SIMPLE), PLEASE REFER TO IRS PUBLICATION 590 AND YOUR COMPETENT TAX ADVISOR.


TAX SHELTERED ANNUITIES. Section 403(b) of the Code provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:


.. attains age 59 1/2,

.. separates from service,

.. dies,

.. becomes disabled, or

.. incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).


These limitations do not apply to withdrawals where Glenbrook is directed to transfer some or all of the Contract Value to another 403(b) plan. Generally, we do not accept Employee Retirement Income Security Act of 1974 (ERISA) funds in 403(b) contracts.


CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees. Such retirement plans (commonly referred to as "H.R.10" or "Keogh") may permit the purchase of annuity contracts.

STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION DEFERRED COMPENSATION

PLANS. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/ custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan.


                                       46 PROSPECTUS

ANNUAL REPORTS AND OTHER DOCUMENTS
--------------------------------------------------------------------------------


Glenbrook's annual report on Form 10-K for the year ended December 31, 2002 is incorporated herein by reference, which means that it is legally a part of this prospectus.

After the date of this prospectus and before we terminate the offering of the securities under this prospectus, all documents or reports we file with the SEC under the Exchange Act are also incorporated herein by reference, which means that they also legally become a part of this prospectus.

Statements in this prospectus, or in documents that we file later with the SEC and that legally become a part of this prospectus, may change or supersede statements in other documents that are legally part of this prospectus. Accordingly, only the statement that is changed or replaced will legally be a part of this prospectus.

We file our Exchange Act documents and reports, including our annual and quarterly reports on Form 10-K and Form 10-Q electronically on the SEC's "EDGAR" system using the identifying number CIK No. 0001007285. The SEC maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the site is http:// www.sec.gov. You also can view these materials at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549. For more information on the operations of SEC's Public Reference Room, call 1-800-SEC-0330.

If you have received a copy of this prospectus, and would like a free copy of any document incorporated herein by reference (other than exhibits not specifically incorporated by reference into the text of such documents), please write or call us at 300 N. Milwaukee Ave., Vernon Hills, IL 60061 (telephone:
1-800-755-5275).






PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

We may advertise the performance of the Variable Sub-Accounts, including yield and total return information. Total return represents the change, over a specified period of time, in the value of an investment in a Variable Sub-Account after reinvesting all income distributions. Yield refers to the income generated by an investment in a Variable Sub-Account over a specified period.


All performance advertisements will include, as applicable, standardized yield and total return figures that reflect the deduction of Contract charges, including the contract maintenance charge and the withdrawal charge (for ALLSTATE PROVIDER ULTRA CONTRACTS). Performance advertisements also may include total return figures that reflect the deduction of insurance charges, but not the contract maintenance charge or withdrawal charge. The deduction of such charges would reduce the performance shown. In addition, performance advertisements may include aggregate average, year-by-year, or other types of total return figures.

Performance information for periods prior to the inception date of the Variable Sub-Accounts will be based on the historical performance of the corresponding Portfolios for the periods beginning with the inception dates of the Portfolios and adjusted to reflect current Contract expenses. You should not interpret these figures to reflect actual historical performance of the Variable Account.

We may include in advertising and sales materials tax deferred compounding charts and other hypothetical illustrations that compare currently taxable and tax deferred investment programs based on selected tax brackets. Our advertisements also may compare the performance of our Variable Sub-Accounts with: (a) certain unmanaged market indices, including but not limited to the Dow Jones Industrial Average, the Standard & Poor's 500, and the Shearson Lehman Bond Index; and/or (b) other management investment companies with investment objectives similar to the underlying funds being compared. In addition, our advertisements may include the performance ranking assigned by various publications, including the Wall Street Journal, Forbes, Fortune, Money, Barron's, Business Week, USA Today, and statistical services, including Lipper Analytical Services Mutual Fund Survey, Lipper Annuity and Closed End Survey, the Variable Annuity Research Data Survey, and SEI.




                                       47 PROSPECTUS

APPENDIX A
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED (BASE POLICY)(1)
--------------------------------------------------------------------------------





ALLSTATE PROVIDER ADVANTAGE CONTRACTS
FOR THE YEARS BEGINNING JANUARY 1* AND ENDING DECEMBER 31,
VARIABLE SUB-ACCOUNTS                                         2001      2002
AIM V.I. BALANCED
 Accumulation Unit Value, Beginning of Period                $10.000   $11.292
 Accumulation Unit Value, End of Period                      $11.292   $ 9.216
 Number of Units Outstanding, End of Period                        0         0
AIM V.I. CAPITAL APPRECIATION
 Accumulation Unit Value, Beginning of Period                $10.000   $12.619
 Accumulation Unit Value, End of Period                      $12.619   $ 9.397
 Number of Units Outstanding, End of Period                    1,667     2,284
AIM V.I. CORE EQUITY (2)
 Accumulation Unit Value, Beginning of Period                $10.000   $12.391
 Accumulation Unit Value, End of Period                      $12.391   $10.298
 Number of Units Outstanding, End of Period                        0         0
AIM V.I. GROWTH
 Accumulation Unit Value, Beginning of Period                $10.000   $11.629
 Accumulation Unit Value, End of Period                      $11.629   $ 7.903
 Number of Units Outstanding, End of Period                        0         0
AIM V.I. HIGH YIELD
 Accumulation Unit Value, Beginning of Period                $10.000   $10.573
 Accumulation Unit Value, End of Period                      $10.573   $ 9.802
 Number of Units Outstanding, End of Period                        0       442
AIM V.I. PREMIER EQUITY
 Accumulation Unit Value, Beginning of Period                $10.000   $11.853
 Accumulation Unit Value, End of Period                      $11.853   $ 8.138
 Number of Units Outstanding, End of Period                    1,836     3,537
FEDERATED PRIME MONEY FUND II
 Accumulation Unit Value, Beginning of Period                $10.000   $10.016
 Accumulation Unit Value, End of Period                      $10.016   $ 9.999
 Number of Units Outstanding, End of Period                      846     1,954
FIDELITY VIP CONTRAFUND(R) SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                $10.000   $11.452
 Accumulation Unit Value, End of Period                      $11.452   $10.168
 Number of Units Outstanding, End of Period                        0       793
FIDELITY VIP EQUITY-INCOME SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                $10.000   $11.703
 Accumulation Unit Value, End of Period                      $11.703   $ 9.545
 Number of Units Outstanding, End of Period                      180     4,978
FIDELITY VIP GROWTH SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                $10.000   $12.424
 Accumulation Unit Value, End of Period                      $12.424   $ 8.525
 Number of Units Outstanding, End of Period                    1,314     2,524
FIDELITY VIP HIGH INCOME SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                $10.000   $10.165
 Accumulation Unit Value, End of Period                      $10.165   $10.337
 Number of Units Outstanding, End of Period                        0         0
FIDELITY VIP INDEX 500 PORTFOLIO SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                $10.000   $11.870

                                  48 PROSPECTUS


 Accumulation Unit Value, End of Period                      $11.870   $ 9.063
 Number of Units Outstanding, End of Period                       58     2,399
FIDELITY VIP OVERSEAS PORTFOLIO SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                $10.000   $11.653
 Accumulation Unit Value, End of Period                      $11.653   $ 9.125
 Number of Units Outstanding, End of Period                      676     1,439
MFS EMERGING GROWTH SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                $10.000   $12.752
 Accumulation Unit Value, End of Period                      $12.752   $ 8.304
 Number of Units Outstanding, End of Period                        0       221
MFS INVESTORS TRUST SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                $10.000   $11.545
 Accumulation Unit Value, End of Period                      $11.545   $ 8.962
 Number of Units Outstanding, End of Period                        0     1,539
MFS NEW DISCOVERY SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                $10.000   $13.155
 Accumulation Unit Value, End of Period                      $13.155   $ 8.832
 Number of Units Outstanding, End of Period                      355     1,202
MFS RESEARCH SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                $10.000   $11.948
 Accumulation Unit Value, End of Period                      $11.948   $ 8.855
 Number of Units Outstanding, End of Period                        0       730
MFS UTILITIES SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                $10.000   $10.020
 Accumulation Unit Value, End of Period                      $10.020   $ 7.606
 Number of Units Outstanding, End of Period                       35       747
OPPENHEIMER AGGRESSIVE GROWTH
 Accumulation Unit Value, Beginning of Period                $10.000   $11.554
 Accumulation Unit Value, End of Period                      $11.554   $ 8.214
 Number of Units Outstanding, End of Period                      182     1,538
OPPENHEIMER CAPITAL APPRECIATION
 Accumulation Unit Value, Beginning of Period                $10.000   $12.235
 Accumulation Unit Value, End of Period                      $12.235   $ 8.810
 Number of Units Outstanding, End of Period                      576     4,510
OPPENHEIMER GLOBAL SECURITIES
 Accumulation Unit Value, Beginning of Period                $10.000   $12.373
 Accumulation Unit Value, End of Period                      $12.373   $ 9.485
 Number of Units Outstanding, End of Period                       82       517
OPPENHEIMER MAIN STREET (3)
 Accumulation Unit Value, Beginning of Period                $10.000   $11.480
 Accumulation Unit Value, End of Period                      $11.480   $ 9.178
 Number of Units Outstanding, End of Period                    2.061     8,915
OPPENHEIMER MULTIPLE STRATEGIES
 Accumulation Unit Value, Beginning of Period                $10.000   $11.184
 Accumulation Unit Value, End of Period                      $11.184   $ 9.866
 Number of Units Outstanding, End of Period                        0     4,364
OPPENHEIMER STRATEGIC BOND
 Accumulation Unit Value, Beginning of Period                $10.000   $10.384
 Accumulation Unit Value, End of Period                      $10.384   $10.984
 Number of Units Outstanding, End of Period                        0     1,146

                                 49 PROSPECTUS

PUTNAM VT DIVERSIFIED INCOME  CLASS IB
 Accumulation Unit Value, Beginning of Period                $10.000   $10.190
 Accumulation Unit Value, End of Period                      $10.190   $10.624
 Number of Units Outstanding, End of Period                       68     3,663
PUTNAM VT GROWTH AND INCOME  CLASS IB
 Accumulation Unit Value, Beginning of Period                $10.000   $11.385
 Accumulation Unit Value, End of Period                      $11.385   $ 9.080
 Number of Units Outstanding, End of Period                        0       131
PUTNAM VT GROWTH OPPORTUNITIES  CLASS IB
 Accumulation Unit Value, Beginning of Period                $10.000   $12.249
 Accumulation Unit Value, End of Period                      $12.249   $ 8.503
 Number of Units Outstanding, End of Period                        0     1,402
PUTNAM VT HEALTH SCIENCES CLASS IB
 Accumulation Unit Value, Beginning of Period                $10.000   $11.053
 Accumulation Unit Value, End of Period                      $11.053   $ 8.668
 Number of Units Outstanding, End of Period                        0       361
PUTNAM VT NEW VALUE CLASS IB
 Accumulation Unit Value, Beginning of Period                $10.000   $11.856
 Accumulation Unit Value, End of Period                      $11.856   $ 9.851
 Number of Units Outstanding, End of Period                        0     3,078
PUTNAM VT DISCOVERY GROWTH CLASS IB(4)
 Accumulation Unit Value, Beginning of Period                $10.000   $12.955
 Accumulation Unit Value, End of Period                      $12.955   $ 8.981
 Number of Units Outstanding, End of Period                        0     2,173
 STI CAPITAL APPRECIATION
 Accumulation Unit Value, Beginning of Period                $10.000   $12.146
 Accumulation Unit Value, End of Period                      $12.146   $ 9.340
 Number of Units Outstanding, End of Period                        0     2,720
STI GROWTH AND INCOME
 Accumulation Unit Value, Beginning of Period                $10.000   $11.675
 Accumulation Unit Value, End of Period                      $11.675   $ 9.127
 Number of Units Outstanding, End of Period                        0        96
STI INTERNATIONAL EQUITY
 Accumulation Unit Value, Beginning of Period                $10.000   $11.261
 Accumulation Unit Value, End of Period                      $11.261   $ 9.026
 Number of Units Outstanding, End of Period                        0         0
STI INVESTMENT GRADE BOND
 Accumulation Unit Value, Beginning of Period                $10.000   $ 9.949
 Accumulation Unit Value, End of Period                      $ 9.949   $10.519
 Number of Units Outstanding, End of Period                       70     4,156
STI MID-CAP EQUITY
 Accumulation Unit Value, Beginning of Period                $10.000   $12.960
 Accumulation Unit Value, End of Period                      $12.960   $ 9.129
 Number of Units Outstanding, End of Period                      308     3,247
STI QUALITY GROWTH STOCK
 Accumulation Unit Value, Beginning of Period                $10.000   $11.837
 Accumulation Unit Value, End of Period                      $11.837   $ 9.452
 Number of Units Outstanding, End of Period                        0         0
STI SMALL CAP VALUE EQUITY
 Accumulation Unit Value, Beginning of Period                $10.000   $12.108
 Accumulation Unit Value, End of Period                      $12.108   $11.778
 Number of Units Outstanding, End of Period                    1,066     3,129

                                 50 PROSPECTUS

STI VALUE INCOME STOCK
 Accumulation Unit Value, Beginning of Period                $10.000   $11.633
 Accumulation Unit Value, End of Period                      $11.633   $ 9.507
 Number of Units Outstanding, End of Period                      181     2,719
TEMPLETON GLOBAL INCOME SECURITIES - CLASS 2
 Accumulation Unit Value, Beginning of Period                $10.000   $ 9.957
 Accumulation Unit Value, End of Period                      $ 9.957   $11.876
 Number of Units Outstanding, End of Period                        0         0
TEMPLETON GROWTH SECURITIES - CLASS 2
 Accumulation Unit Value, Beginning of Period                $10.000   $11.839
 Accumulation Unit Value, End of Period                      $11.839   $ 9.500
 Number of Units Outstanding, End of Period                        0     2,112


*The Contracts were first offered on September 17, 2001.

(1) The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.45%.

(2) Effective September 30, 2002, the AIM V.I. Core Equity Fund changed its investment objective from growth of capital with a secondary objective of current income, to growth of capital.

(3) Effective May 1, 2003 the Oppenheimer Main Street Growth & Income Fund changed its name to Oppenheimer Main Street Fund. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(4) Effective May 1, 2003 the Putnam VT Voyager II Fund changed its name to Putnam VT Discovery Growth Fund. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(5) Effective September 6, 2002, the STI Quality Growth Stock Fund merged into the STI Capital Appreciation Fund. Accordingly, for administrative convenience, on September 6, 2002, we combined the STI Quality Growth Stock Variable Sub-Account into the STI Capital Appreciation Variable Sub-Account.





                                  51 PROSPECTUS

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE ENHANCED DEATH BENEFIT(1)
--------------------------------------------------------------------------------

ALLSTATE PROVIDER ADVANTAGE CONTRACTS
FOR THE YEARS BEGINNING JANUARY 1* AND ENDING DECEMBER 31,
VARIABLE SUB-ACCOUNTS                                         2001      2002
AIM V.I. BALANCED
 Accumulation Unit Value, Beginning of Period                $10.000   $11.284
 Accumulation Unit Value, End of Period                      $11.284   $ 9.186
 Number of Units Outstanding, End of Period                        0         0
AIM V.I. CAPITAL APPRECIATION
 Accumulation Unit Value, Beginning of Period                $10.000   $12.610
 Accumulation Unit Value, End of Period                      $12.610   $ 9.367
 Number of Units Outstanding, End of Period                        0       263
AIM V.I. CORE EQUITY (2)
 Accumulation Unit Value, Beginning of Period                $10.000   $12.382
 Accumulation Unit Value, End of Period                      $12.382   $10.265
 Number of Units Outstanding, End of Period                        0         0
AIM V.I. GROWTH
 Accumulation Unit Value, Beginning of Period                $10.000   $11.621
 Accumulation Unit Value, End of Period                      $11.621   $ 7.877
 Number of Units Outstanding, End of Period                        0         0
AIM V.I. HIGH YIELD
 Accumulation Unit Value, Beginning of Period                $10.000   $10.566
 Accumulation Unit Value, End of Period                      $10.566   $ 9.770
 Number of Units Outstanding, End of Period                        0        94
AIM V.I. PREMIER EQUITY
 Accumulation Unit Value, Beginning of Period                $10.000   $11.844
 Accumulation Unit Value, End of Period                      $11.844   $ 8.111
 Number of Units Outstanding, End of Period                        0         0
FEDERATED PRIME MONEY FUND II
 Accumulation Unit Value, Beginning of Period                $10.000   $10.009
 Accumulation Unit Value, End of Period                      $10.009   $ 9.967
 Number of Units Outstanding, End of Period                    2,178     6,307
FIDELITY VIP CONTRAFUND(R) SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                $10.000   $11.417
 Accumulation Unit Value, End of Period                      $11.417   $10.135
 Number of Units Outstanding, End of Period                        0         0
FIDELITY VIP EQUITY-INCOME SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                $10.000   $11.695
 Accumulation Unit Value, End of Period                      $11.695   $ 9.514
 Number of Units Outstanding, End of Period                        0       839
FIDELITY VIP GROWTH SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                $10.000   $12.415
 Accumulation Unit Value, End of Period                      $12.415   $ 8.498
 Number of Units Outstanding, End of Period                        0       456
FIDELITY VIP HIGH INCOME SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                $10.000   $10.157
 Accumulation Unit Value, End of Period                      $10.157   $10.304
 Number of Units Outstanding, End of Period                        0         0
FIDELITY VIP INDEX 500 PORTFOLIO SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                $10.000   $11.862
 Accumulation Unit Value, End of Period                      $11.862   $ 9.033
 Number of Units Outstanding, End of Period                        0       277


                                 52 PROSPECTUS

FIDELITY VIP OVERSEAS PORTFOLIO SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                $10.000   $11.645
 Accumulation Unit Value, End of Period                      $11.645   $ 9.096
 Number of Units Outstanding, End of Period                        0         0
MFS EMERGING GROWTH SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                $10.000   $12.743
 Accumulation Unit Value, End of Period                      $12.743   $ 8.277
 Number of Units Outstanding, End of Period                      102       312
MFS INVESTORS TRUST SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                $10.000   $11.537
 Accumulation Unit Value, End of Period                      $11.537   $ 8.933
 Number of Units Outstanding, End of Period                        0       185
MFS NEW DISCOVERY SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                $10.000   $13.146
 Accumulation Unit Value, End of Period                      $13.146   $ 8.804
 Number of Units Outstanding, End of Period                        0       447
MFS RESEARCH SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                $10.000   $11.940
 Accumulation Unit Value, End of Period                      $11.940   $ 8.826
 Number of Units Outstanding, End of Period                        0         0
MFS UTILITIES SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                $10.000   $10.013
 Accumulation Unit Value, End of Period                      $10.013   $ 7.581
 Number of Units Outstanding, End of Period                        0         0
OPPENHEIMER AGGRESSIVE GROWTH
 Accumulation Unit Value, Beginning of Period                $10.000   $11.546
 Accumulation Unit Value, End of Period                      $11.546   $ 8.187
 Number of Units Outstanding, End of Period                        0         0
OPPENHEIMER CAPITAL APPRECIATION
 Accumulation Unit Value, Beginning of Period                $10.000   $12.226
 Accumulation Unit Value, End of Period                      $12.226   $ 8.781
 Number of Units Outstanding, End of Period                      105       581
OPPENHEIMER GLOBAL SECURITIES
 Accumulation Unit Value, Beginning of Period                $10.000   $12.364
 Accumulation Unit Value, End of Period                      $12.364   $ 9.454
 Number of Units Outstanding, End of Period                        0         0
OPPENHEIMER MAIN STREET (3)
 Accumulation Unit Value, Beginning of Period                $10.000   $11.472
 Accumulation Unit Value, End of Period                      $11.472   $ 9.148
 Number of Units Outstanding, End of Period                        0     1,322
OPPENHEIMER MULTIPLE STRATEGIES
 Accumulation Unit Value, Beginning of Period                $10.000   $11.176
 Accumulation Unit Value, End of Period                      $11.176   $ 9.834
 Number of Units Outstanding, End of Period                      115       522
OPPENHEIMER STRATEGIC BOND
 Accumulation Unit Value, Beginning of Period                $10.000   $10.377
 Accumulation Unit Value, End of Period                      $10.377   $10.948
 Number of Units Outstanding, End of Period                      123       448

                                 53 PROSPECTUS

PUTNAM VT DIVERSIFIED INCOME  CLASS IB
 Accumulation Unit Value, Beginning of Period                $10.000   $10.183
 Accumulation Unit Value, End of Period                      $10.183   $10.590
 Number of Units Outstanding, End of Period                        0         0
PUTNAM VT GROWTH AND INCOME  CLASS IB
 Accumulation Unit Value, Beginning of Period                $10.000   $11.377
 Accumulation Unit Value, End of Period                      $11.377   $ 9.051
 Number of Units Outstanding, End of Period                        0         0
PUTNAM VT GROWTH OPPORTUNITIES  CLASS IB
 Accumulation Unit Value, Beginning of Period                $10.000   $12.241
 Accumulation Unit Value, End of Period                      $12.241   $ 8.475
 Number of Units Outstanding, End of Period                        0       919
PUTNAM VT HEALTH SCIENCES CLASS IB
 Accumulation Unit Value, Beginning of Period                $10.000   $11.045
 Accumulation Unit Value, End of Period                      $11.045   $ 8.640
 Number of Units Outstanding, End of Period                        0         0
PUTNAM VT NEW VALUE CLASS IB
 Accumulation Unit Value, Beginning of Period                $10.000   $11.848
 Accumulation Unit Value, End of Period                      $11.848   $ 9.819
 Number of Units Outstanding, End of Period                        0       839
PUTNAM VT DISCOVERY GROWTH CLASS IB (4)
 Accumulation Unit Value, Beginning of Period                $10.000   $12.945
 Accumulation Unit Value, End of Period                      $12.945   $ 8.952
 Number of Units Outstanding, End of Period                        0       261
 STI CAPITAL APPRECIATION
 Accumulation Unit Value, Beginning of Period                $10.000   $12.137
 Accumulation Unit Value, End of Period                      $12.137   $ 9.310
 Number of Units Outstanding, End of Period                        0     3,913
STI GROWTH AND INCOME
 Accumulation Unit Value, Beginning of Period                $10.000   $11.667
 Accumulation Unit Value, End of Period                      $11.667   $ 9.098
 Number of Units Outstanding, End of Period                        0     1,979
STI INTERNATIONAL EQUITY
 Accumulation Unit Value, Beginning of Period                $10.000   $11.253
 Accumulation Unit Value, End of Period                      $11.253   $ 8.996
 Number of Units Outstanding, End of Period                        0        90
STI INVESTMENT GRADE BOND
 Accumulation Unit Value, Beginning of Period                $10.000   $ 9.942
 Accumulation Unit Value, End of Period                      $ 9.942   $10.485
 Number of Units Outstanding, End of Period                        0       368
STI MID-CAP EQUITY
 Accumulation Unit Value, Beginning of Period                $10.000   $12.951
 Accumulation Unit Value, End of Period                      $12.951   $ 9.099
 Number of Units Outstanding, End of Period                        0     2,414
STI QUALITY GROWTH STOCK
 Accumulation Unit Value, Beginning of Period                $10.000   $11.829
 Accumulation Unit Value, End of Period                      $11.829   $ 9.429
 Number of Units Outstanding, End of Period                        0         0
STI SMALL CAP VALUE EQUITY
 Accumulation Unit Value, Beginning of Period                $10.000   $12.100
 Accumulation Unit Value, End of Period                      $12.100   $11.740
 Number of Units Outstanding, End of Period                        0       669

                                 54 PROSPECTUS

STI VALUE INCOME STOCK
 Accumulation Unit Value, Beginning of Period                $10.000   $11.624
 Accumulation Unit Value, End of Period                      $11.624   $ 9.476
 Number of Units Outstanding, End of Period                        0     2,369
TEMPLETON GLOBAL INCOME SECURITIES - CLASS 2
 Accumulation Unit Value, Beginning of Period                $10.000   $ 9.950
 Accumulation Unit Value, End of Period                      $ 9.950   $11.837
 Number of Units Outstanding, End of Period                        0         0
TEMPLETON GROWTH SECURITIES - CLASS 2
 Accumulation Unit Value, Beginning of Period                $10.000   $11.830
 Accumulation Unit Value, End of Period                      $11.830   $ 9.469
 Number of Units Outstanding, End of Period                        0       312


*The Contracts were first offered on September 17, 2001.

(1) The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.70%.

(2) Effective September 30, 2002, the AIM V.I. Core Equity Fund changed its investment objective from growth of capital with a secondary objective of current income, to growth of capital.

(3) Effective May 1, 2003 the Oppenheimer Main Street Growth & Income Fund changed its name to Oppenheimer Main Street Fund. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(4) Effective May 1, 2003 the Putnam VT Voyager II Fund changed its name to Putnam VT Discovery Growth Fund. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(5) Effective September 6, 2002, the STI Quality Growth Stock Fund merged into the STI Capital Appreciation Fund. Accordingly, for administrative convenience, on September 6, 2002, we combined the STI Quality Growth Stock Variable Sub-Account into the STI Capital Appreciation Variable Sub-Account.



                                 55 PROSPECTUS

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE INCOME BENEFIT RIDER(1)
--------------------------------------------------------------------------------




ALLSTATE PROVIDER ADVANTAGE CONTRACTS
FOR THE YEARS BEGINNING JANUARY 1* AND ENDING DECEMBER 31,
VARIABLE SUB-ACCOUNTS                                         2001      2002
AIM V.I. BALANCED
 Accumulation Unit Value, Beginning of Period                $10.000   $11.284
 Accumulation Unit Value, End of Period                      $11.284   $ 9.186
 Number of Units Outstanding, End of Period                        0       388
AIM V.I. CAPITAL APPRECIATION
 Accumulation Unit Value, Beginning of Period                $10.000   $12.610
 Accumulation Unit Value, End of Period                      $12.610   $ 9.367
 Number of Units Outstanding, End of Period                        0         0
AIM V.I. CORE EQUITY (2)
 Accumulation Unit Value, Beginning of Period                $10.000   $12.382
 Accumulation Unit Value, End of Period                      $12.382   $10.265
 Number of Units Outstanding, End of Period                        0         0
AIM V.I. GROWTH
 Accumulation Unit Value, Beginning of Period                $10.000   $11.621
 Accumulation Unit Value, End of Period                      $11.621   $ 7.877
 Number of Units Outstanding, End of Period                        0         0
AIM V.I. HIGH YIELD
 Accumulation Unit Value, Beginning of Period                $10.000   $10.566
 Accumulation Unit Value, End of Period                      $10.566   $ 9.770
 Number of Units Outstanding, End of Period                        0         0
AIM V.I. PREMIER EQUITY
 Accumulation Unit Value, Beginning of Period                $10.000   $11.844
 Accumulation Unit Value, End of Period                      $11.844   $ 8.111
 Number of Units Outstanding, End of Period                        0         0
FEDERATED PRIME MONEY FUND II
 Accumulation Unit Value, Beginning of Period                $10.000   $10.009
 Accumulation Unit Value, End of Period                      $10.009   $ 9.967
 Number of Units Outstanding, End of Period                        0         0
FIDELITY VIP CONTRAFUND(R) SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                $10.000   $11.417
 Accumulation Unit Value, End of Period                      $11.417   $10.135
 Number of Units Outstanding, End of Period                        0       183
FIDELITY VIP EQUITY-INCOME SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                $10.000   $11.695
 Accumulation Unit Value, End of Period                      $11.695   $ 9.514
 Number of Units Outstanding, End of Period                        0       534
FIDELITY VIP GROWTH SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                $10.000   $12.415
 Accumulation Unit Value, End of Period                      $12.415   $ 8.498
 Number of Units Outstanding, End of Period                        0         0
FIDELITY VIP HIGH INCOME SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                $10.000   $10.157
 Accumulation Unit Value, End of Period                      $10.157   $10.304
 Number of Units Outstanding, End of Period                        0         0
FIDELITY VIP INDEX 500 PORTFOLIO SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                $10.000   $ 1.862
 Accumulation Unit Value, End of Period                      $ 1.862   $ 9.033
 Number of Units Outstanding, End of Period                    1,375     1,373

                                 56 PROSPECTUS


FIDELITY VIP OVERSEAS PORTFOLIO SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                $10.000   $11.645
 Accumulation Unit Value, End of Period                      $11.645   $ 9.096
 Number of Units Outstanding, End of Period                        0         0
MFS EMERGING GROWTH SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                $10.000   $12.743
 Accumulation Unit Value, End of Period                      $12.743   $ 8.277
 Number of Units Outstanding, End of Period                      824       823
MFS INVESTORS TRUST SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                $10.000   $11.537
 Accumulation Unit Value, End of Period                      $11.537   $ 8.933
 Number of Units Outstanding, End of Period                      700       699
MFS NEW DISCOVERY SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                $10.000   $13.146
 Accumulation Unit Value, End of Period                      $13.146   $ 8.804
 Number of Units Outstanding, End of Period                        0       253
MFS RESEARCH SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                $10.000   $11.940
 Accumulation Unit Value, End of Period                      $11.940   $ 8.826
 Number of Units Outstanding, End of Period                        0         0
MFS UTILITIES SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                $10.000   $10.013
 Accumulation Unit Value, End of Period                      $10.013   $ 7.581
 Number of Units Outstanding, End of Period                        0         0
OPPENHEIMER AGGRESSIVE GROWTH
 Accumulation Unit Value, Beginning of Period                $10.000   $11.546
 Accumulation Unit Value, End of Period                      $11.546   $ 8.187
 Number of Units Outstanding, End of Period                        0         0
OPPENHEIMER CAPITAL APPRECIATION
 Accumulation Unit Value, Beginning of Period                $10.000   $12.226
 Accumulation Unit Value, End of Period                      $12.226   $ 8.781
 Number of Units Outstanding, End of Period                        0       658
OPPENHEIMER GLOBAL SECURITIES
 Accumulation Unit Value, Beginning of Period                $10.000   $12.364
 Accumulation Unit Value, End of Period                      $12.364   $ 9.454
 Number of Units Outstanding, End of Period                        0         0
OPPENHEIMER MAIN STREET (3)
 Accumulation Unit Value, Beginning of Period                $10.000   $11.472
 Accumulation Unit Value, End of Period                      $11.472   $ 9.148
 Number of Units Outstanding, End of Period                        0       682
OPPENHEIMER MULTIPLE STRATEGIES
 Accumulation Unit Value, Beginning of Period                $10.000   $11.176
 Accumulation Unit Value, End of Period                      $11.176   $ 9.834
 Number of Units Outstanding, End of Period                        0       129
OPPENHEIMER STRATEGIC BOND
 Accumulation Unit Value, Beginning of Period                $10.000   $10.377
 Accumulation Unit Value, End of Period                      $10.377   $10.948
 Number of Units Outstanding, End of Period                        0         0

                                 57 PROSPECTUS

PUTNAM VT DIVERSIFIED INCOME  CLASS IB
 Accumulation Unit Value, Beginning of Period                $10.000   $10.183
 Accumulation Unit Value, End of Period                      $10.183   $10.590
 Number of Units Outstanding, End of Period                        0         0
PUTNAM VT GROWTH AND INCOME  CLASS IB
 Accumulation Unit Value, Beginning of Period                $10.000   $11.377
 Accumulation Unit Value, End of Period                      $11.377   $ 9.051
 Number of Units Outstanding, End of Period                        0         0
PUTNAM VT GROWTH OPPORTUNITIES  CLASS IB
 Accumulation Unit Value, Beginning of Period                $10.000   $12.241
 Accumulation Unit Value, End of Period                      $12.241   $ 8.475
 Number of Units Outstanding, End of Period                        0         0
PUTNAM VT HEALTH SCIENCES CLASS IB
 Accumulation Unit Value, Beginning of Period                $10.000   $11.045
 Accumulation Unit Value, End of Period                      $11.045   $ 8.640
 Number of Units Outstanding, End of Period                        0         0
PUTNAM VT NEW VALUE CLASS IB
 Accumulation Unit Value, Beginning of Period                $10.000   $11.848
 Accumulation Unit Value, End of Period                      $11.848   $ 9.819
 Number of Units Outstanding, End of Period                      536       732
PUTNAM VT DISCOVERY GROWTH CLASS IB (4)
 Accumulation Unit Value, Beginning of Period                $10.000   $12.945
 Accumulation Unit Value, End of Period                      $12.945   $ 8.952
 Number of Units Outstanding, End of Period                        0         0
 STI CAPITAL APPRECIATION
 Accumulation Unit Value, Beginning of Period                $10.000   $12.137
 Accumulation Unit Value, End of Period                      $12.137   $ 9.310
 Number of Units Outstanding, End of Period                        0         0
STI GROWTH AND INCOME
 Accumulation Unit Value, Beginning of Period                $10.000   $11.667
 Accumulation Unit Value, End of Period                      $11.667   $ 9.098
 Number of Units Outstanding, End of Period                        0         0
STI INTERNATIONAL EQUITY
 Accumulation Unit Value, Beginning of Period                $10.000   $11.253
 Accumulation Unit Value, End of Period                      $11.253   $ 8.996
 Number of Units Outstanding, End of Period                        0         0
STI INVESTMENT GRADE BOND
 Accumulation Unit Value, Beginning of Period                $10.000   $ 9.942
 Accumulation Unit Value, End of Period                      $ 9.942   $10.485
 Number of Units Outstanding, End of Period                        0    24,322
STI MID-CAP EQUITY
 Accumulation Unit Value, Beginning of Period                $10.000   $12.951
 Accumulation Unit Value, End of Period                      $12.951   $ 9.099
 Number of Units Outstanding, End of Period                        0       503
STI QUALITY GROWTH STOCK
 Accumulation Unit Value, Beginning of Period                $10.000   $11.829
 Accumulation Unit Value, End of Period                      $11.829   $ 9.429
 Number of Units Outstanding, End of Period                        0         0
STI SMALL CAP VALUE EQUITY
 Accumulation Unit Value, Beginning of Period                $10.000   $12.100
 Accumulation Unit Value, End of Period                      $12.100   $11.740
 Number of Units Outstanding, End of Period                        0       204

                                 58 PROSPECTUS

STI VALUE INCOME STOCK
 Accumulation Unit Value, Beginning of Period                $10.000   $11.624
 Accumulation Unit Value, End of Period                      $11.624   $ 9.476
 Number of Units Outstanding, End of Period                        0       665
TEMPLETON GLOBAL INCOME SECURITIES - CLASS 2
 Accumulation Unit Value, Beginning of Period                $10.000   $ 9.950
 Accumulation Unit Value, End of Period                      $ 9.950   $11.837
 Number of Units Outstanding, End of Period                        0         0
TEMPLETON GROWTH SECURITIES - CLASS 2
 Accumulation Unit Value, Beginning of Period                $10.000   $11.830
 Accumulation Unit Value, End of Period                      $11.830   $ 9.469
 Number of Units Outstanding, End of Period                        0       541


*The Contracts were first offered on September 17, 2001.

(1) The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.70%.

(2) Effective September 30, 2002, the AIM V.I. Core Equity Fund changed its investment objective from growth of capital with a secondary objective of current income, to growth of capital.

(3) Effective May 1, 2003 the Oppenheimer Main Street Growth & Income Fund changed its name to Oppenheimer Main Street Fund. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(4) Effective May 1, 2003 the Putnam VT Voyager II Fund changed its name to Putnam VT Discovery Growth Fund. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(5) Effective September 6, 2002, the STI Quality Growth Stock Fund merged into the STI Capital Appreciation Fund. Accordingly, for administrative convenience, on September 6, 2002, we combined the STI Quality Growth Stock Variable Sub-Account into the STI Capital Appreciation Variable Sub-Account.



                                  59 PROSPECTUS

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE INCOME BENEFIT AND ENHANCED DEATH BENEFIT RIDERS(1)
--------------------------------------------------------------------------------


ALLSTATE PROVIDER ADVANTAGE CONTRACTS
FOR THE YEARS BEGINNING JANUARY 1* AND ENDING DECEMBER 31,
VARIABLE SUB-ACCOUNTS                                         2001      2002
AIM V.I. BALANCED
 Accumulation Unit Value, Beginning of Period                $10.000   $11.276
 Accumulation Unit Value, End of Period                      $11.276   $ 9.156
 Number of Units Outstanding, End of Period                        0         0
AIM V.I. CAPITAL APPRECIATION
 Accumulation Unit Value, Beginning of Period                $10.000   $12.601
 Accumulation Unit Value, End of Period                      $12.601   $ 9.336
 Number of Units Outstanding, End of Period                        0         0
AIM V.I. CORE EQUITY (2)
 Accumulation Unit Value, Beginning of Period                $10.000   $12.374
 Accumulation Unit Value, End of Period                      $12.374   $10.231
 Number of Units Outstanding, End of Period                        0         0
AIM V.I. GROWTH
 Accumulation Unit Value, Beginning of Period                $10.000   $11.613
 Accumulation Unit Value, End of Period                      $11.613   $ 7.852
 Number of Units Outstanding, End of Period                        0         0
AIM V.I. HIGH YIELD
 Accumulation Unit Value, Beginning of Period                $10.000   $10.558
 Accumulation Unit Value, End of Period                      $10.558   $ 9.738
 Number of Units Outstanding, End of Period                        0         0
AIM V.I. PREMIER EQUITY
 Accumulation Unit Value, Beginning of Period                $10.000   $11.836
 Accumulation Unit Value, End of Period                      $11.836   $ 8.085
 Number of Units Outstanding, End of Period                        0         0
FEDERATED PRIME MONEY FUND II
 Accumulation Unit Value, Beginning of Period                $10.000   $10.002
 Accumulation Unit Value, End of Period                      $10.002   $ 9.934
 Number of Units Outstanding, End of Period                   14,453    14,453
FIDELITY VIP CONTRAFUND(R) SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                $10.000   $11.409
 Accumulation Unit Value, End of Period                      $11.409   $10.102
 Number of Units Outstanding, End of Period                      575       575
FIDELITY VIP EQUITY-INCOME SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                $10.000   $11.686
 Accumulation Unit Value, End of Period                      $11.686   $ 9.483
 Number of Units Outstanding, End of Period                        0       616
FIDELITY VIP GROWTH SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                $10.000   $12.406
 Accumulation Unit Value, End of Period                      $12.406   $ 8.470
 Number of Units Outstanding, End of Period                        0         0
FIDELITY VIP HIGH INCOME SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                $10.000   $10.150
 Accumulation Unit Value, End of Period                      $10.150   $10.270
 Number of Units Outstanding, End of Period                        0         0
FIDELITY VIP INDEX 500 PORTFOLIO SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                $10.000   $11.854
 Accumulation Unit Value, End of Period                      $11.854   $ 9.004
 Number of Units Outstanding, End of Period                        0         0

                                 60 PROSPECTUS

FIDELITY VIP OVERSEAS PORTFOLIO SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                $10.000   $11.637
 Accumulation Unit Value, End of Period                      $11.637   $ 9.066
 Number of Units Outstanding, End of Period                        0         0
MFS EMERGING GROWTH SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                $10.000   $12.734
 Accumulation Unit Value, End of Period                      $12.734   $ 8.250
 Number of Units Outstanding, End of Period                        0         0
MFS INVESTORS TRUST SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                $10.000   $11.529
 Accumulation Unit Value, End of Period                      $11.529   $ 8.904
 Number of Units Outstanding, End of Period                        0         0
MFS NEW DISCOVERY SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                $10.000   $13.137
 Accumulation Unit Value, End of Period                      $13.137   $ 8.775
 Number of Units Outstanding, End of Period                        0         0
MFS RESEARCH SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                $10.000   $11.932
 Accumulation Unit Value, End of Period                      $11.932   $ 8.798
 Number of Units Outstanding, End of Period                        0         0
MFS UTILITIES SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                $10.000   $10.006
 Accumulation Unit Value, End of Period                      $10.006   $ 7.556
 Number of Units Outstanding, End of Period                        0         0
OPPENHEIMER AGGRESSIVE GROWTH
 Accumulation Unit Value, Beginning of Period                $10.000   $11.538
 Accumulation Unit Value, End of Period                      $11.538   $ 8.161
 Number of Units Outstanding, End of Period                        0         0
OPPENHEIMER CAPITAL APPRECIATION
 Accumulation Unit Value, Beginning of Period                $10.000   $12.217
 Accumulation Unit Value, End of Period                      $12.217   $ 8.752
 Number of Units Outstanding, End of Period                        0     1,291
OPPENHEIMER GLOBAL SECURITIES
 Accumulation Unit Value, Beginning of Period                $10.000   $12.356
 Accumulation Unit Value, End of Period                      $12.356   $ 9.423
 Number of Units Outstanding, End of Period                        0         0
OPPENHEIMER MAIN STREET (3)
 Accumulation Unit Value, Beginning of Period                $10.000   $11.464
 Accumulation Unit Value, End of Period                      $11.464   $ 9.118
 Number of Units Outstanding, End of Period                        0         0
OPPENHEIMER MULTIPLE STRATEGIES
 Accumulation Unit Value, Beginning of Period                $10.000   $11.169
 Accumulation Unit Value, End of Period                      $11.169   $ 9.802
 Number of Units Outstanding, End of Period                        0         0
OPPENHEIMER STRATEGIC BOND
 Accumulation Unit Value, Beginning of Period                $10.000   $10.369
 Accumulation Unit Value, End of Period                      $10.369   $10.913
 Number of Units Outstanding, End of Period                        0         0

                                 61 PROSPECTUS

PUTNAM VT DIVERSIFIED INCOME  CLASS IB
 Accumulation Unit Value, Beginning of Period                $10.000   $10.175
 Accumulation Unit Value, End of Period                      $10.175   $10.555
 Number of Units Outstanding, End of Period                        0         0
PUTNAM VT GROWTH AND INCOME  CLASS IB
 Accumulation Unit Value, Beginning of Period                $10.000   $11.369
 Accumulation Unit Value, End of Period                      $11.369   $ 9.021
 Number of Units Outstanding, End of Period                        0         0
PUTNAM VT GROWTH OPPORTUNITIES  CLASS IB
 Accumulation Unit Value, Beginning of Period                $10.000   $12.232
 Accumulation Unit Value, End of Period                      $12.232   $ 8.448
 Number of Units Outstanding, End of Period                        0         0
PUTNAM VT HEALTH SCIENCES CLASS IB
 Accumulation Unit Value, Beginning of Period                $10.000   $11.037
 Accumulation Unit Value, End of Period                      $11.037   $ 8.612
 Number of Units Outstanding, End of Period                      587       586
PUTNAM VT NEW VALUE CLASS IB
 Accumulation Unit Value, Beginning of Period                $10.000   $11.840
 Accumulation Unit Value, End of Period                      $11.840   $ 9.787
 Number of Units Outstanding, End of Period                        0         0
PUTNAM VT DISCOVERY GROWTH CLASS IB (4)
 Accumulation Unit Value, Beginning of Period                $10.000   $12.936
 Accumulation Unit Value, End of Period                      $12.936   $ 8.923
 Number of Units Outstanding, End of Period                        0         0
 STI CAPITAL APPRECIATION (5)
 Accumulation Unit Value, Beginning of Period                $10.000   $12.129
 Accumulation Unit Value, End of Period                      $12.129   $ 9.280
 Number of Units Outstanding, End of Period                        0         0
STI GROWTH AND INCOME
 Accumulation Unit Value, Beginning of Period                $10.000   $11.659
 Accumulation Unit Value, End of Period                      $11.659   $ 9.068
 Number of Units Outstanding, End of Period                        0         0
STI INTERNATIONAL EQUITY
 Accumulation Unit Value, Beginning of Period                $10.000   $11.245
 Accumulation Unit Value, End of Period                      $11.245   $ 8.967
 Number of Units Outstanding, End of Period                        0         0
STI INVESTMENT GRADE BOND
 Accumulation Unit Value, Beginning of Period                $10.000   $ 9.935
 Accumulation Unit Value, End of Period                      $ 9.935   $10.451
 Number of Units Outstanding, End of Period                        0         0
STI MID-CAP EQUITY
 Accumulation Unit Value, Beginning of Period                $10.000   $12.942
 Accumulation Unit Value, End of Period                      $12.942   $ 9.070
 Number of Units Outstanding, End of Period                      514       514
STI QUALITY GROWTH STOCK
 Accumulation Unit Value, Beginning of Period                $10.000   $12.942
 Accumulation Unit Value, End of Period                      $12.942   $ 9.401
 Number of Units Outstanding, End of Period                      514       514
STI SMALL CAP VALUE EQUITY
 Accumulation Unit Value, Beginning of Period                $10.000   $11.820
 Accumulation Unit Value, End of Period                      $11.820   $
 Number of Units Outstanding, End of Period                        0         0

                                 62 PROSPECTUS

STI VALUE INCOME STOCK
 Accumulation Unit Value, Beginning of Period                $10.000   $11.616
 Accumulation Unit Value, End of Period                      $11.616   $ 9.445
 Number of Units Outstanding, End of Period                        0     1,239
TEMPLETON GLOBAL INCOME SECURITIES - CLASS 2
 Accumulation Unit Value, Beginning of Period                $10.000   $ 9.943
 Accumulation Unit Value, End of Period                      $ 9.943   $11.799
 Number of Units Outstanding, End of Period                        0         0
TEMPLETON GROWTH SECURITIES - CLASS 2
 Accumulation Unit Value, Beginning of Period                $10.000   $11.822
 Accumulation Unit Value, End of Period                      $11.822   $ 9.438
 Number of Units Outstanding, End of Period                        0         0

*The Contracts were first offered on September 17, 2001.

(1) The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.95%.

(2) Effective September 30, 2002, the AIM V.I. Core Equity Fund changed its investment objective from growth of capital with a secondary objective of current income, to growth of capital.

(3) Effective May 1, 2003 the Oppenheimer Main Street Growth & Income Fund changed its name to Oppenheimer Main Street Fund. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(4) Effective May 1, 2003 the Putnam VT Voyager II Fund changed its name to Putnam VT Discovery Growth Fund. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(5) Effective September 6, 2002, the STI Quality Growth Stock Fund merged into the STI Capital Appreciation Fund. Accordingly, for administrative convenience, on September 6, 2002, we combined the STI Quality Growth Stock Variable Sub-Account into the STI Capital Appreciation Variable Sub-Account.



                                  63 PROSPECTUS

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED (BASE POLICY)(1)
--------------------------------------------------------------------------------



ALLSTATE PROVIDER ULTRA CONTRACTS
FOR THE YEARS BEGINNING JANUARY 1* AND ENDING DECEMBER
31,                                                          2001       2002
VARIABLE SUB-ACCOUNTS
AIM V.I. BALANCED
 Accumulation Unit Value, Beginning of Period              $ 10.000   $  9.121
 Accumulation Unit Value, End of Period                    $  9.121   $  7.459
 Number of Units Outstanding, End of Period                  17,262     42,779
AIM V.I. CAPITAL APPRECIATION
 Accumulation Unit Value, Beginning of Period              $ 10.000   $   8.61
 Accumulation Unit Value, End of Period                    $   8.61   $  6.470
 Number of Units Outstanding, End of Period                   7,675     16,768
AIM V.I. CORE EQUITY (2)
 Accumulation Unit Value, Beginning of Period              $ 10.000   $ 10.000
 Accumulation Unit Value, End of Period                    $ 10.000   $  7.076
 Number of Units Outstanding, End of Period                   6,837     11,578
AIM V.I. GROWTH
 Accumulation Unit Value, Beginning of Period              $ 10.000   $  8.395
 Accumulation Unit Value, End of Period                    $  8.395   $  5.717
 Number of Units Outstanding, End of Period                  14,481     16,296
AIM V.I. HIGH YIELD
 Accumulation Unit Value, Beginning of Period              $ 10.000   $  9.444
 Accumulation Unit Value, End of Period                    $  9.444   $  8.773
 Number of Units Outstanding, End of Period                   6,926     10,386
AIM V.I. PREMIER EQUITY
 Accumulation Unit Value, Beginning of Period              $ 10.000   $  8.853
 Accumulation Unit Value, End of Period                    $  8.853   $  6.090
 Number of Units Outstanding, End of Period                  11,756     24,783
FEDERATED PRIME MONEY FUND II
 Accumulation Unit Value, Beginning of Period              $ 10.000   $ 10.109
 Accumulation Unit Value, End of Period                    $ 10.109   $ 10.113
 Number of Units Outstanding, End of Period                  25,597    130,131
FIDELITY VIP CONTRAFUND(R) SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period              $ 10.000   $  9.456
 Accumulation Unit Value, End of Period                    $  9.456   $  8.440
 Number of Units Outstanding, End of Period                  17.056     47,759
FIDELITY VIP EQUITY-INCOME SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period              $ 10.000   $  9.370
 Accumulation Unit Value, End of Period                    $  9.370   $  7.658
 Number of Units Outstanding, End of Period                  35,300    122,842

                                 64 PROSPECTUS

FIDELITY VIP GROWTH SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period              $ 10.000   $  8.681
 Accumulation Unit Value, End of Period                    $  8.681   $  5.969
 Number of Units Outstanding, End of Period                  13,066     55,960
FIDELITY VIP HIGH INCOME SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period              $ 10.000   $  9.016
 Accumulation Unit Value, End of Period                    $  9.016   $  9.188
 Number of Units Outstanding, End of Period                   2,936     14,304
FIDELITY VIP INDEX 500 PORTFOLIO SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period              $ 10.000   $  9.041
 Accumulation Unit Value, End of Period                    $  9.041   $  6.917
 Number of Units Outstanding, End of Period                  26,457     75,946
FIDELITY VIP OVERSEAS PORTFOLIO SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period              $ 10.000   $  8.045
 Accumulation Unit Value, End of Period                    $  8.045   $  6.313
 Number of Units Outstanding, End of Period                   1,796      2,408
MFS EMERGING GROWTH SERVICE CLASS
 Accumulation Unit Value, Beginning of Period              $ 10.000   $  8.158
 Accumulation Unit Value, End of Period                    $  8.158   $  5.323
 Number of Units Outstanding, End of Period                   8,841     21,444
MFS INVESTORS TRUST SERVICE CLASS
 Accumulation Unit Value, Beginning of Period              $ 10.000   $  8.843
 Accumulation Unit Value, End of Period                    $  8.843   $  6.878
 Number of Units Outstanding, End of Period                  16,089     27,727
MFS NEW DISCOVERY SERVICE CLASS
 Accumulation Unit Value, Beginning of Period              $ 10.000   $  9.619
 Accumulation Unit Value, End of Period                    $  9.619   $  6.471
 Number of Units Outstanding, End of Period                   5,451     52,548
MFS RESEARCH SERVICE CLASS
 Accumulation Unit Value, Beginning of Period              $ 10.000   $  8.458
 Accumulation Unit Value, End of Period                    $  8.458   $  6.281
 Number of Units Outstanding, End of Period                   6,555     20,274
MFS UTILITIES SERVICE CLASS
 Accumulation Unit Value, Beginning of Period              $ 10.000   $  7.546
 Accumulation Unit Value, End of Period                    $  7.546   $  5.739
 Number of Units Outstanding, End of Period                  33,039     39,745
OPPENHEIMER AGGRESSIVE GROWTH
 Accumulation Unit Value, Beginning of Period              $ 10.000   $  8.833
 Accumulation Unit Value, End of Period                    $  8.833   $  6.292
 Number of Units Outstanding, End of Period                  19,725     70,033
OPPENHEIMER CAPITAL APPRECIATION
 Accumulation Unit Value, Beginning of Period              $ 10.000   $  8.693
 Accumulation Unit Value, End of Period                    $  8.693   $  6.272
 Number of Units Outstanding, End of Period                  67,547    161,093
OPPENHEIMER GLOBAL SECURITIES
 Accumulation Unit Value, Beginning of Period              $ 10.000   $  9.314
 Accumulation Unit Value, End of Period                    $  9.314   $  7.154
 Number of Units Outstanding, End of Period                  12,351     41,764
OPPENHEIMER MAIN STREET(3)
 Accumulation Unit Value, Beginning of Period              $ 10.000   $  9.171
 Accumulation Unit Value, End of Period                    $  9.171   $  7.346
 Number of Units Outstanding, End of Period                  44,958    112,400

                                 65 PROSPECTUS

OPPENHEIMER MULTIPLE STRATEGIES
 Accumulation Unit Value, Beginning of Period              $ 10.000   $  9.610
 Accumulation Unit Value, End of Period                    $  9.610   $  8.494
 Number of Units Outstanding, End of Period                 24.,078     80,326
OPPENHEIMER STRATEGIC BOND
 Accumulation Unit Value, Beginning of Period              $ 10.000   $ 10.250
 Accumulation Unit Value, End of Period                    $ 10.250   $ 10.864
 Number of Units Outstanding, End of Period                  22,387     94,592
PUTNAM VT DIVERSIFIED INCOME  CLASS IB
 Accumulation Unit Value, Beginning of Period              $ 10.000   $ 10.106
 Accumulation Unit Value, End of Period                    $ 10.106   $ 10.558
 Number of Units Outstanding, End of Period                  11,853     23,667
PUTNAM VT GROWTH AND INCOME  CLASS IB
 Accumulation Unit Value, Beginning of Period              $ 10.000   $  9.217
 Accumulation Unit Value, End of Period                    $  9.217   $  7.366
 Number of Units Outstanding, End of Period                  25,624     34,780
PUTNAM VT GROWTH OPPORTUNITIES  CLASS IB
 Accumulation Unit Value, Beginning of Period              $ 10.000   $  8.065
 Accumulation Unit Value, End of Period                    $  8.065   $  5.610
 Number of Units Outstanding, End of Period                   3,456        697
PUTNAM VT HEALTH SCIENCES CLASS IB
 Accumulation Unit Value, Beginning of Period              $ 10.000   $  9.662
 Accumulation Unit Value, End of Period                    $  9.662   $  7.592
 Number of Units Outstanding, End of Period                  10,884     38,840
PUTNAM VT NEW VALUE CLASS IB
 Accumulation Unit Value, Beginning of Period              $ 10.000   $  9.574
 Accumulation Unit Value, End of Period                    $  9.574   $  7.971
 Number of Units Outstanding, End of Period                  10,667     23,289
PUTNAM VT DISCOVERY GROWTH CLASS IB (4)
 Accumulation Unit Value, Beginning of Period              $ 10.000   $  8.060
 Accumulation Unit Value, End of Period                    $  8.060   $  5.600
 Number of Units Outstanding, End of Period                  12,089     52,612
 STI CAPITAL APPRECIATION
 Accumulation Unit Value, Beginning of Period              $ 10.000   $  9.492
 Accumulation Unit Value, End of Period                    $  9.492   $  7.314
 Number of Units Outstanding, End of Period                   3,007     57,261
STI GROWTH AND INCOME
 Accumulation Unit Value, Beginning of Period              $ 10.000   $  9.453
 Accumulation Unit Value, End of Period                    $  9.453   $  7.405
 Number of Units Outstanding, End of Period                   3,400     23,116
STI INTERNATIONAL EQUITY
 Accumulation Unit Value, Beginning of Period              $ 10.000   $  8.635
 Accumulation Unit Value, End of Period                    $  8.635   $  6.935
 Number of Units Outstanding, End of Period                     962      8,014
STI INVESTMENT GRADE BOND
 Accumulation Unit Value, Beginning of Period              $ 10.000   $ 10.337
 Accumulation Unit Value, End of Period                    $ 10.337   $ 10.952
 Number of Units Outstanding, End of Period                  30,005     85,658
STI MID-CAP EQUITY
 Accumulation Unit Value, Beginning of Period              $ 10.000   $ 10.303
 Accumulation Unit Value, End of Period                    $ 10.303   $  7.272
 Number of Units Outstanding, End of Period                   5,019     22,866
STI QUALITY GROWTH STOCK
 Accumulation Unit Value, Beginning of Period              $ 10.000   $ 10.000
 Accumulation Unit Value, End of Period                    $ 10.000   $  7.078
 Number of Units Outstanding, End of Period                       0          0

                                 66 PROSPECTUS

STI SMALL CAP VALUE EQUITY
 Accumulation Unit Value, Beginning of Period              $ 10.000   $ 10.938
 Accumulation Unit Value, End of Period                    $ 10.938   $ 10.661
 Number of Units Outstanding, End of Period                  12,295     50,763
STI VALUE INCOME STOCK
 Accumulation Unit Value, Beginning of Period              $ 10.000   $  9.541
 Accumulation Unit Value, End of Period                    $  9.541   $  7.814
 Number of Units Outstanding, End of Period                   4,062     31,847
TEMPLETON GLOBAL INCOME SECURITIES - CLASS 2
 Accumulation Unit Value, Beginning of Period              $ 10.000   $ 10.431
 Accumulation Unit Value, End of Period                    $ 10.431   $ 12.467
 Number of Units Outstanding, End of Period                   1,263      4,668
TEMPLETON GROWTH SECURITIES - CLASS 2
 Accumulation Unit Value, Beginning of Period              $ 10.000   $  9.716
 Accumulation Unit Value, End of Period                    $  9.716   $  7.812
 Number of Units Outstanding, End of Period                   3,102      2,414

 *The Contracts were first offered on May 1, 2001.


(1) The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.25%.

(2) Effective September 30, 2002, the AIM V.I. Core Equity Fund changed its investment objective from growth of capital with a secondary objective of current income, to growth of capital.

(3) Effective May 1, 2003 the Oppenheimer Main Street Growth & Income Fund changed its name to Oppenheimer Main Street Fund. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(4) Effective May 1, 2003 the Putnam VT Voyager II Fund changed its name to Putnam VT Discovery Growth Fund. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(5) Effective September 6, 2002, the STI Quality Growth Stock Fund merged into the STI Capital Appreciation Fund. Accordingly, for administrative convenience, on September 6, 2002, we combined the STI Quality Growth Stock Variable Sub-Account into the STI Capital Appreciation Variable Sub-Account.



                                       67 PROSPECTUS

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE ENHANCED DEATH BENEFIT OPTION(1)
--------------------------------------------------------------------------------

ALLSTATE PROVIDER ULTRA CONTRACTS
FOR THE YEARS BEGINNING JANUARY 1* AND ENDING DECEMBER 31,
VARIABLE SUB-ACCOUNTS                                        2001       2002
AIM V.I. BALANCED
 Accumulation Unit Value, Beginning of Period               $10.000   $  9.106
 Accumulation Unit Value, End of Period                     $ 9.106   $  7.428
 Number of Units Outstanding, End of Period                  36,214     59,272
AIM V.I. CAPITAL APPRECIATION
 Accumulation Unit Value, Beginning of Period               $10.000   $   8.65
 Accumulation Unit Value, End of Period                     $  8.65   $  6.443
 Number of Units Outstanding, End of Period                  34,586     34,536
AIM V.I. CORE EQUITY (2)
 Accumulation Unit Value, Beginning of Period               $10.000   $ 10.000
 Accumulation Unit Value, End of Period                     $10.000   $  7.046
 Number of Units Outstanding, End of Period                  12,044     18,325
AIM V.I. GROWTH
 Accumulation Unit Value, Beginning of Period               $10.000   $  8.381
 Accumulation Unit Value, End of Period                     $ 8.381   $  5.692
 Number of Units Outstanding, End of Period                   6,203      4,499
AIM V.I. HIGH YIELD
 Accumulation Unit Value, Beginning of Period               $10.000   $  9.428
 Accumulation Unit Value, End of Period                     $ 9.428   $  8.736
 Number of Units Outstanding, End of Period                   1,624      2,834
AIM V.I. PREMIER EQUITY
 Accumulation Unit Value, Beginning of Period               $10.000   $  8.832
 Accumulation Unit Value, End of Period                     $ 8.832   $  6.065
 Number of Units Outstanding, End of Period                  35,582     44,074
FEDERATED PRIME MONEY FUND II
 Accumulation Unit Value, Beginning of Period               $10.000   $ 10.092
 Accumulation Unit Value, End of Period                     $10.092   $ 10.070
 Number of Units Outstanding, End of Period                  35,632     89,595
FIDELITY VIP CONTRAFUND(R) SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period               $10.000   $  9.449
 Accumulation Unit Value, End of Period                     $ 9.449   $  8.404
 Number of Units Outstanding, End of Period                  15,928     26,889
FIDELITY VIP EQUITY-INCOME SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period               $10.000   $  9.354
 Accumulation Unit Value, End of Period                     $ 9.354   $  7.626
 Number of Units Outstanding, End of Period                  48,170    100,659

                                 68 PROSPECTUS

FIDELITY VIP GROWTH SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period               $10.000   $  8.666
 Accumulation Unit Value, End of Period                     $ 8.666   $  5.944
 Number of Units Outstanding, End of Period                  23,900     35,644
FIDELITY VIP HIGH INCOME SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period               $10.000   $  9.001
 Accumulation Unit Value, End of Period                     $ 9.001   $  9.149
 Number of Units Outstanding, End of Period                   6,849     47,369
FIDELITY VIP INDEX 500 PORTFOLIO SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period               $10.000   $  9.026
 Accumulation Unit Value, End of Period                     $ 9.026   $  6.888
 Number of Units Outstanding, End of Period                  59,776     82,279
FIDELITY VIP OVERSEAS PORTFOLIO SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period               $10.000   $  8.032
 Accumulation Unit Value, End of Period                     $ 8.032   $  6.286
 Number of Units Outstanding, End of Period                   1,596      1,990
MFS EMERGING GROWTH SERVICE CLASS
 Accumulation Unit Value, Beginning of Period               $10.000   $  8.144
 Accumulation Unit Value, End of Period                     $ 8.144   $  5.300
 Number of Units Outstanding, End of Period                  28,157     31,880
MFS INVESTORS TRUST SERVICE CLASS
 Accumulation Unit Value, Beginning of Period               $10.000   $  8.828
 Accumulation Unit Value, End of Period                     $ 8.828   $  6.849
 Number of Units Outstanding, End of Period                  20,784     27,105
MFS NEW DISCOVERY SERVICE CLASS
 Accumulation Unit Value, Beginning of Period               $10.000   $  9.602
 Accumulation Unit Value, End of Period                     $ 9.602   $  6.444
 Number of Units Outstanding, End of Period                   7,674     20,990
MFS RESEARCH SERVICE CLASS
 Accumulation Unit Value, Beginning of Period               $10.000   $  8.444
 Accumulation Unit Value, End of Period                     $ 8.444   $  6.255
 Number of Units Outstanding, End of Period                  14,559     14,381
MFS UTILITIES SERVICE CLASS
 Accumulation Unit Value, Beginning of Period               $10.000   $  7.533
 Accumulation Unit Value, End of Period                     $ 7.533   $  5.715
 Number of Units Outstanding, End of Period                  20,335     21,447
OPPENHEIMER AGGRESSIVE GROWTH
 Accumulation Unit Value, Beginning of Period               $10.000   $  8.818
 Accumulation Unit Value, End of Period                     $ 8.818   $  6.266
 Number of Units Outstanding, End of Period                  11,201     27,413
OPPENHEIMER CAPITAL APPRECIATION
 Accumulation Unit Value, Beginning of Period               $10.000   $  8.678
 Accumulation Unit Value, End of Period                     $ 8.678   $  6.245
 Number of Units Outstanding, End of Period                  68,758    134,635
OPPENHEIMER GLOBAL SECURITIES
 Accumulation Unit Value, Beginning of Period               $10.000   $  9.298
 Accumulation Unit Value, End of Period                     $ 9.298   $  7.124
 Number of Units Outstanding, End of Period                  26,672     27,128
OPPENHEIMER MAIN STREET (3)
 Accumulation Unit Value, Beginning of Period               $10.000   $  9.155
 Accumulation Unit Value, End of Period                     $ 9.155   $  7.315
 Number of Units Outstanding, End of Period                  44,954     79,731

                                 69 PROSPECTUS

OPPENHEIMER MULTIPLE STRATEGIES
 Accumulation Unit Value, Beginning of Period               $10.000   $  9.594
 Accumulation Unit Value, End of Period                     $ 9.594   $  8.458
 Number of Units Outstanding, End of Period                  31,126     94,450
OPPENHEIMER STRATEGIC BOND
 Accumulation Unit Value, Beginning of Period               $10.000   $ 10.232
 Accumulation Unit Value, End of Period                     $10.232   $ 10.818
 Number of Units Outstanding, End of Period                  37,733    110,799
PUTNAM VT DIVERSIFIED INCOME  CLASS IB
 Accumulation Unit Value, Beginning of Period               $10.000   $ 10.089
 Accumulation Unit Value, End of Period                     $10.089   $ 10.514
 Number of Units Outstanding, End of Period                  32,527     53,959
PUTNAM VT GROWTH AND INCOME  CLASS IB
 Accumulation Unit Value, Beginning of Period               $10.000   $  9.202
 Accumulation Unit Value, End of Period                     $ 9.202   $  7.335
 Number of Units Outstanding, End of Period                  32,365     26,466
PUTNAM VT GROWTH OPPORTUNITIES  CLASS IB
 Accumulation Unit Value, Beginning of Period               $10.000   $  8.051
 Accumulation Unit Value, End of Period                     $ 8.051   $  5.586
 Number of Units Outstanding, End of Period                   2,002      7.046
PUTNAM VT HEALTH SCIENCES CLASS IB
 Accumulation Unit Value, Beginning of Period               $10.000   $  9.645
 Accumulation Unit Value, End of Period                     $ 9.645   $  7.560
 Number of Units Outstanding, End of Period                   8,615     15,785
PUTNAM VT NEW VALUE CLASS IB
 Accumulation Unit Value, Beginning of Period               $10.000   $  9.558
 Accumulation Unit Value, End of Period                     $ 9.558   $  7.937
 Number of Units Outstanding, End of Period                  11,841     16,427
PUTNAM VT DISCOVERY GROWTH CLASS IB (4)
 Accumulation Unit Value, Beginning of Period               $10.000   $  8.047
 Accumulation Unit Value, End of Period                     $ 8.047   $  5.576
 Number of Units Outstanding, End of Period                  10,399     20,533
 STI CAPITAL APPRECIATION
 Accumulation Unit Value, Beginning of Period               $10.000   $  9.476
 Accumulation Unit Value, End of Period                     $ 9.476   $  7.283
 Number of Units Outstanding, End of Period                   7,451     47,438
STI GROWTH AND INCOME
 Accumulation Unit Value, Beginning of Period               $10.000   $  9.437
 Accumulation Unit Value, End of Period                     $ 9.437   $  7.373
 Number of Units Outstanding, End of Period                   9,138     31,555
STI INTERNATIONAL EQUITY
 Accumulation Unit Value, Beginning of Period               $10.000   $  8.621
 Accumulation Unit Value, End of Period                     $ 8.621   $  6.906
 Number of Units Outstanding, End of Period                       0          0
STI INVESTMENT GRADE BOND
 Accumulation Unit Value, Beginning of Period               $10.000   $ 10.320
 Accumulation Unit Value, End of Period                     $10.320   $ 10.906
 Number of Units Outstanding, End of Period                  31,250     91,060
STI MID-CAP EQUITY
 Accumulation Unit Value, Beginning of Period               $10.000   $ 10.286
 Accumulation Unit Value, End of Period                     $10.286   $  7.241
 Number of Units Outstanding, End of Period                   5,718     27,063
STI QUALITY GROWTH STOCK
 Accumulation Unit Value, Beginning of Period               $10.000   $ 10.000
 Accumulation Unit Value, End of Period                     $10.000   $  7.054
 Number of Units Outstanding, End of Period                       0          0

                                 70 PROSPECTUS

STI SMALL CAP VALUE EQUITY
 Accumulation Unit Value, Beginning of Period               $10.000   $ 10.920
 Accumulation Unit Value, End of Period                     $10.920   $ 10.618
 Number of Units Outstanding, End of Period                   7,610     30,373
STI VALUE INCOME STOCK
 Accumulation Unit Value, Beginning of Period               $10.000   $  9.525
 Accumulation Unit Value, End of Period                     $ 9.525   $  7.780
 Number of Units Outstanding, End of Period                   2,020     17,196
TEMPLETON GLOBAL INCOME SECURITIES - CLASS 2
 Accumulation Unit Value, Beginning of Period               $10.000   $ 10.414
 Accumulation Unit Value, End of Period                     $10.414   $ 12.414
 Number of Units Outstanding, End of Period                     655      1,594
TEMPLETON GROWTH SECURITIES - CLASS 2
 Accumulation Unit Value, Beginning of Period               $10.000   $  9.699
 Accumulation Unit Value, End of Period                     $ 9.699   $  7.779
 Number of Units Outstanding, End of Period                   3,332      8,386

*The Contracts were first offered on May 1, 2001.

(1) The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.50%.

(2) Effective September 30, 2002, the AIM V.I. Core Equity Fund changed its investment objective from growth of capital with a secondary objective of current income, to growth of capital.

(3) Effective May 1, 2003 the Oppenheimer Main Street Growth & Income Fund changed its name to Oppenheimer Main Street Fund. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(4) Effective May 1, 2003 the Putnam VT Voyager II Fund changed its name to Putnam VT Discovery Growth Fund. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(5) Effective September 6, 2002, the STI Quality Growth Stock Fund merged into the STI Capital Appreciation Fund. Accordingly, for administrative convenience, on September 6, 2002, we combined the STI Quality Growth Stock Variable Sub-Account into the STI Capital Appreciation Variable Sub-Account.



                                  71 PROSPECTUS

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE INCOME BENEFIT RIDER(1)
--------------------------------------------------------------------------------




ALLSTATE PROVIDER ULTRA CONTRACTS
FOR THE YEARS BEGINNING JANUARY 1* AND ENDING DECEMBER 31,
VARIABLE SUB-ACCOUNTS                                         2001      2002
AIM V.I. BALANCED
 Accumulation Unit Value, Beginning of Period                $10.000   $  8.65
 Accumulation Unit Value, End of Period                      $  8.65   $ 7.428
 Number of Units Outstanding, End of Period                    8,928    39,007
AIM V.I. CAPITAL APPRECIATION
 Accumulation Unit Value, Beginning of Period                $10.000   $  8.65
 Accumulation Unit Value, End of Period                      $  8.65   $ 6.443
 Number of Units Outstanding, End of Period                    7,427    12,814
AIM V.I. CORE EQUITY (2)
 Accumulation Unit Value, Beginning of Period                $10.000   $10.000
 Accumulation Unit Value, End of Period                      $10.000   $ 7.046
 Number of Units Outstanding, End of Period                    8,515     7,809
AIM V.I. GROWTH
 Accumulation Unit Value, Beginning of Period                $10.000   $ 8.381
 Accumulation Unit Value, End of Period                      $ 8.381   $ 5.692
 Number of Units Outstanding, End of Period                    4,883     7,263
AIM V.I. HIGH YIELD
 Accumulation Unit Value, Beginning of Period                $10.000   $ 9.428
 Accumulation Unit Value, End of Period                      $ 9.428   $ 8.736
 Number of Units Outstanding, End of Period                      834     5,132
AIM V.I. PREMIER EQUITY
 Accumulation Unit Value, Beginning of Period                $10.000   $ 8.838
 Accumulation Unit Value, End of Period                      $ 8.838   $ 6.065
 Number of Units Outstanding, End of Period                   15,056    43,253
FEDERATED PRIME MONEY FUND II
 Accumulation Unit Value, Beginning of Period                $10.000   $10.092
 Accumulation Unit Value, End of Period                      $10.092   $10.070
 Number of Units Outstanding, End of Period                    1,869    17,227
FIDELITY VIP CONTRAFUND(R) SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                $10.000   $ 9.449
 Accumulation Unit Value, End of Period                      $ 9.449   $ 8.404
 Number of Units Outstanding, End of Period                    4,269    11,387
FIDELITY VIP EQUITY-INCOME SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                $10.000   $ 9.354
 Accumulation Unit Value, End of Period                      $ 9.354   $ 7.626
 Number of Units Outstanding, End of Period                   21,250    62,281

                                 72 PROSPECTUS

FIDELITY VIP GROWTH SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                $10.000   $ 8.666
 Accumulation Unit Value, End of Period                      $ 8.666   $ 5.944
 Number of Units Outstanding, End of Period                    2,130     6,031
FIDELITY VIP HIGH INCOME SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                $10.000   $ 9.001
 Accumulation Unit Value, End of Period                      $ 9.001   $ 9.149
 Number of Units Outstanding, End of Period                    3,040     5,031
FIDELITY VIP INDEX 500 PORTFOLIO SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                $10.000   $ 9.026
 Accumulation Unit Value, End of Period                      $ 9.026   $ 6.888
 Number of Units Outstanding, End of Period                   14,249    35,745
FIDELITY VIP OVERSEAS PORTFOLIO SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                $10.000   $ 8.032
 Accumulation Unit Value, End of Period                      $ 8.032   $ 6.286
 Number of Units Outstanding, End of Period                      481       579
MFS EMERGING GROWTH SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                $10.000   $ 8.144
 Accumulation Unit Value, End of Period                      $ 8.144   $ 5.300
 Number of Units Outstanding, End of Period                    6,533    25,642
MFS INVESTORS TRUST SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                $10.000   $ 8.828
 Accumulation Unit Value, End of Period                      $ 8.828   $ 6.849
 Number of Units Outstanding, End of Period                    3,393    26,418
MFS NEW DISCOVERY SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                $10.000   $ 9.602
 Accumulation Unit Value, End of Period                      $ 9.602   $ 6.444
 Number of Units Outstanding, End of Period                    2,355     5,904
MFS RESEARCH SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                $10.000   $ 8.444
 Accumulation Unit Value, End of Period                      $ 8.444   $ 6.255
 Number of Units Outstanding, End of Period                    1,783    15,215
MFS UTILITIES SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                $10.000   $7.5533
 Accumulation Unit Value, End of Period                      $7.5533   $ 5.715
 Number of Units Outstanding, End of Period                    6,058     4,973
OPPENHEIMER AGGRESSIVE GROWTH
 Accumulation Unit Value, Beginning of Period                $10.000   $ 8.818
 Accumulation Unit Value, End of Period                      $ 8.818   $ 6.266
 Number of Units Outstanding, End of Period                    3,962    22,134
OPPENHEIMER CAPITAL APPRECIATION
 Accumulation Unit Value, Beginning of Period                $10.000   $ 8.678
 Accumulation Unit Value, End of Period                      $ 8.678   $ 6.245
 Number of Units Outstanding, End of Period                    9,979    53,979
OPPENHEIMER GLOBAL SECURITIES
 Accumulation Unit Value, Beginning of Period                $10.000   $ 9.298
 Accumulation Unit Value, End of Period                      $ 9.298   $ 7.124
 Number of Units Outstanding, End of Period                    3,338    15,026
OPPENHEIMER MAIN STREET (3)
 Accumulation Unit Value, Beginning of Period                $10.000   $ 9.155
 Accumulation Unit Value, End of Period                      $ 9.155   $ 7.315
 Number of Units Outstanding, End of Period                   14,089    34,714

                                 73 PROSPECTUS

OPPENHEIMER MULTIPLE STRATEGIES
 Accumulation Unit Value, Beginning of Period                $10.000   $ 9.594
 Accumulation Unit Value, End of Period                      $ 9.594   $ 8.458
 Number of Units Outstanding, End of Period                    8,513    33,282
OPPENHEIMER STRATEGIC BOND
 Accumulation Unit Value, Beginning of Period                $10.000   $10.232
 Accumulation Unit Value, End of Period                      $10.232   $10.818
 Number of Units Outstanding, End of Period                    8,015    31,058
PUTNAM VT DIVERSIFIED INCOME  CLASS IB
 Accumulation Unit Value, Beginning of Period                $10.000   $10.089
 Accumulation Unit Value, End of Period                      $10.089   $10.514
 Number of Units Outstanding, End of Period                    3,387     9,985
PUTNAM VT GROWTH AND INCOME  CLASS IB
 Accumulation Unit Value, Beginning of Period                $10.000   $ 9.202
 Accumulation Unit Value, End of Period                      $ 9.202   $ 7.335
 Number of Units Outstanding, End of Period                        0         0
PUTNAM VT GROWTH OPPORTUNITIES  CLASS IB
 Accumulation Unit Value, Beginning of Period                $10.000   $ 8.051
 Accumulation Unit Value, End of Period                      $ 8.051   $ 5.586
 Number of Units Outstanding, End of Period                    2,093     7,128
PUTNAM VT HEALTH SCIENCES CLASS IB
 Accumulation Unit Value, Beginning of Period                $10.000   $ 9.645
 Accumulation Unit Value, End of Period                      $ 9.645   $ 7.560
 Number of Units Outstanding, End of Period                    9,717    14,519
PUTNAM VT NEW VALUE CLASS IB
 Accumulation Unit Value, Beginning of Period                $10.000   $ 9.558
 Accumulation Unit Value, End of Period                      $ 9.558   $ 7.937
 Number of Units Outstanding, End of Period                    1,206     5,106
PUTNAM VT DISCOVERY GROWTH CLASS IB (4)
 Accumulation Unit Value, Beginning of Period                $10.000   $ 8.047
 Accumulation Unit Value, End of Period                      $ 8.047   $ 5.576
 Number of Units Outstanding, End of Period                   13,977    10,018
 STI CAPITAL APPRECIATION
 Accumulation Unit Value, Beginning of Period                $10.000   $ 9.476
 Accumulation Unit Value, End of Period                      $ 9.476   $ 7.283
 Number of Units Outstanding, End of Period                    3,775    50,832
STI GROWTH AND INCOME
 Accumulation Unit Value, Beginning of Period                $10.000   $ 9.437
 Accumulation Unit Value, End of Period                      $ 9.437   $ 7.373
 Number of Units Outstanding, End of Period                    3,266    21,292
STI INTERNATIONAL EQUITY
 Accumulation Unit Value, Beginning of Period                $10.000   $ 8.621
 Accumulation Unit Value, End of Period                      $ 8.621   $ 6.906
 Number of Units Outstanding, End of Period                      263     1,393
STI INVESTMENT GRADE BOND
 Accumulation Unit Value, Beginning of Period                $10.000   $10.320
 Accumulation Unit Value, End of Period                      $10.320   $10.906
 Number of Units Outstanding, End of Period                   11,821    54,065
STI MID-CAP EQUITY
 Accumulation Unit Value, Beginning of Period                $10.000   $10.286
 Accumulation Unit Value, End of Period                      $10.286   $ 7,241
 Number of Units Outstanding, End of Period                    1,642    14,991
STI QUALITY GROWTH STOCK
 Accumulation Unit Value, Beginning of Period                $10.000   $10.000
 Accumulation Unit Value, End of Period                      $10.000   $ 7.054
 Number of Units Outstanding, End of Period                        0         0

                                 74 PROSPECTUS

STI SMALL CAP VALUE EQUITY
 Accumulation Unit Value, Beginning of Period                $10.000   $10.920
 Accumulation Unit Value, End of Period                      $10.920   $10.616
 Number of Units Outstanding, End of Period                    2,641    13,343
STI VALUE INCOME STOCK
 Accumulation Unit Value, Beginning of Period                $10.000   $ 9.525
 Accumulation Unit Value, End of Period                      $ 9.525   $ 7.780
 Number of Units Outstanding, End of Period                    3,196     9,735
TEMPLETON GLOBAL INCOME SECURITIES - CLASS 2
 Accumulation Unit Value, Beginning of Period                $10.000   $10.414
 Accumulation Unit Value, End of Period                      $10.414   $12.414
 Number of Units Outstanding, End of Period                      972     1,857
TEMPLETON GROWTH SECURITIES - CLASS 2
 Accumulation Unit Value, Beginning of Period                $10.000   $ 9.699
 Accumulation Unit Value, End of Period                      $ 9.699   $ 7.779
 Number of Units Outstanding, End of Period                      347     1,362

*The Contracts were first offered on May 1, 2001.

(1) The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.50%.

(2) Effective September 30, 2002, the AIM V.I. Core Equity Fund changed its investment objective from growth of capital with a secondary objective of current income, to growth of capital.

(3) Effective May 1, 2003 the Oppenheimer Main Street Growth & Income Fund changed its name to Oppenheimer Main Street Fund. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(4) Effective May 1, 2003 the Putnam VT Voyager II Fund changed its name to Putnam VT Discovery Growth Fund. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(5) Effective September 6, 2002, the STI Quality Growth Stock Fund merged into the STI Capital Appreciation Fund. Accordingly, for administrative convenience, on September 6, 2002, we combined the STI Quality Growth Stock Variable Sub-Account into the STI Capital Appreciation Variable Sub-Account.



                                  75 PROSPECTUS

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE INCOME BENEFIT AND ENHANCED DEATH BENEFIT RIDERS(1)
--------------------------------------------------------------------------------


ALLSTATE PROVIDER ULTRA CONTRACTS
FOR THE YEARS BEGINNING JANUARY 1* AND ENDING DECEMBER 31,
VARIABLE SUB-ACCOUNTS                                         2001      2002
AIM V.I. BALANCED
 Accumulation Unit Value, Beginning of Period                $10.000   $ 9.090
 Accumulation Unit Value, End of Period                      $ 9.090   $ 7.396
 Number of Units Outstanding, End of Period                    2,006     6,967
AIM V.I. CAPITAL APPRECIATION
 Accumulation Unit Value, Beginning of Period                $10.000   $ 8.642
 Accumulation Unit Value, End of Period                      $ 8.642   $ 6.416
 Number of Units Outstanding, End of Period                   16,080    14,710
AIM V.I. CORE EQUITY (2)
 Accumulation Unit Value, Beginning of Period                $10.000   $10.000
 Accumulation Unit Value, End of Period                      $10.000   $ 7.016
 Number of Units Outstanding, End of Period                   16,782    17,669
AIM V.I. GROWTH
 Accumulation Unit Value, Beginning of Period                $10.000   $ 8.367
 Accumulation Unit Value, End of Period                      $ 8.367   $ 5.668
 Number of Units Outstanding, End of Period                   13,911    12,843
AIM V.I. HIGH YIELD
 Accumulation Unit Value, Beginning of Period                $10.000   $ 9.412
 Accumulation Unit Value, End of Period                      $ 9.412   $ 8.699
 Number of Units Outstanding, End of Period                      479        95
AIM V.I. PREMIER EQUITY
 Accumulation Unit Value, Beginning of Period                $10.000   $ 8.823
 Accumulation Unit Value, End of Period                      $ 8.823   $ 6.039
 Number of Units Outstanding, End of Period                   22,170    21,759
FEDERATED PRIME MONEY FUND II
 Accumulation Unit Value, Beginning of Period                $10.000   $10.075
 Accumulation Unit Value, End of Period                      $10.075   $10.027
 Number of Units Outstanding, End of Period                   28,939    42,669
FIDELITY VIP CONTRAFUND(R) SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                $10.000   $ 9.433
 Accumulation Unit Value, End of Period                      $ 9.433   $ 8.369
 Number of Units Outstanding, End of Period                    5,676    15,127
FIDELITY VIP EQUITY-INCOME SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                $10.000   $ 9.339
 Accumulation Unit Value, End of Period                      $ 9.339   $ 7.593
 Number of Units Outstanding, End of Period                   16,281    23,563

                                 76 PROSPECTUS

FIDELITY VIP GROWTH SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                $10.000   $ 8.651
 Accumulation Unit Value, End of Period                      $ 8.651   $ 5.918
 Number of Units Outstanding, End of Period                    2,064     3,739
FIDELITY VIP HIGH INCOME SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                $10.000   $ 8.986
 Accumulation Unit Value, End of Period                      $ 8.986   $ 9.110
 Number of Units Outstanding, End of Period                    5,100     2,565
FIDELITY VIP INDEX 500 PORTFOLIO SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                $10.000   $ 9.010
 Accumulation Unit Value, End of Period                      $ 9.010   $ 6.858
 Number of Units Outstanding, End of Period                    9,098    20,543
FIDELITY VIP OVERSEAS PORTFOLIO SERVICE CLASS 2
 Accumulation Unit Value, Beginning of Period                $10.000   $ 8.018
 Accumulation Unit Value, End of Period                      $ 8.018   $ 6.260
 Number of Units Outstanding, End of Period                        0         0
MFS EMERGING GROWTH SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                $10.000   $ 8.130
 Accumulation Unit Value, End of Period                      $ 8.130   $ 5.278
 Number of Units Outstanding, End of Period                   13,429    12,446
MFS INVESTORS TRUST SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                $10.000   $ 8.813
 Accumulation Unit Value, End of Period                      $ 8.813   $ 6.820
 Number of Units Outstanding, End of Period                    4,190     7,183
MFS NEW DISCOVERY SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                $10.000   $ 9.586
 Accumulation Unit Value, End of Period                      $ 9.586   $ 6.416
 Number of Units Outstanding, End of Period                      683    20,924
MFS RESEARCH SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                $10.000   $ 8.430
 Accumulation Unit Value, End of Period                      $ 8.430   $ 6.228
 Number of Units Outstanding, End of Period                      936     1,721
MFS UTILITIES SERVICE CLASS
 Accumulation Unit Value, Beginning of Period                $10.000   $ 7.520
 Accumulation Unit Value, End of Period                      $ 7.520   $ 5.691
 Number of Units Outstanding, End of Period                    7,254     4,806
OPPENHEIMER AGGRESSIVE GROWTH
 Accumulation Unit Value, Beginning of Period                $10.000   $ 8.803
 Accumulation Unit Value, End of Period                      $ 8.803   $ 6.239
 Number of Units Outstanding, End of Period                    6,136     7,550
OPPENHEIMER CAPITAL APPRECIATION
 Accumulation Unit Value, Beginning of Period                $10.000   $ 8.663
 Accumulation Unit Value, End of Period                      $ 8.663   $ 6.219
 Number of Units Outstanding, End of Period                   13,792    51,734
OPPENHEIMER GLOBAL SECURITIES
 Accumulation Unit Value, Beginning of Period                $10.000   $ 9.282
 Accumulation Unit Value, End of Period                      $ 9.282   $ 7.094
 Number of Units Outstanding, End of Period                    2,830     4,281
OPPENHEIMER MAIN STREET (3)
 Accumulation Unit Value, Beginning of Period                $10.000   $ 9.140
 Accumulation Unit Value, End of Period                      $ 9.140   $ 7.284
 Number of Units Outstanding, End of Period                   12,659    18,076

                                 77 PROSPECTUS

OPPENHEIMER MULTIPLE STRATEGIES
 Accumulation Unit Value, Beginning of Period                $10.000   $ 9.577
 Accumulation Unit Value, End of Period                      $ 9.577   $ 8.422
 Number of Units Outstanding, End of Period                    2,422    17,298
OPPENHEIMER STRATEGIC BOND
 Accumulation Unit Value, Beginning of Period                $10.000   $10.215
 Accumulation Unit Value, End of Period                      $10.215    10.772
 Number of Units Outstanding, End of Period                    6,083    11,280
PUTNAM VT DIVERSIFIED INCOME  CLASS IB
 Accumulation Unit Value, Beginning of Period                $10.000   $10.072
 Accumulation Unit Value, End of Period                      $10.072   $10.469
 Number of Units Outstanding, End of Period                        0       538
PUTNAM VT GROWTH AND INCOME  CLASS IB
 Accumulation Unit Value, Beginning of Period                $10.000   $ 9.186
 Accumulation Unit Value, End of Period                      $ 9.186   $ 7.304
 Number of Units Outstanding, End of Period                      642       175
PUTNAM VT GROWTH OPPORTUNITIES  CLASS IB
 Accumulation Unit Value, Beginning of Period                $10.000   $ 8.037
 Accumulation Unit Value, End of Period                      $ 8.037   $ 5.562
 Number of Units Outstanding, End of Period                        0         0
PUTNAM VT HEALTH SCIENCES CLASS IB
 Accumulation Unit Value, Beginning of Period                $10.000   $ 9.629
 Accumulation Unit Value, End of Period                      $ 9.629   $ 7.528
 Number of Units Outstanding, End of Period                   11,843     8,032
PUTNAM VT NEW VALUE CLASS IB
 Accumulation Unit Value, Beginning of Period                $10.000   $ 9.542
 Accumulation Unit Value, End of Period                      $ 9.542   $ 7.904
 Number of Units Outstanding, End of Period                        0         0
PUTNAM VT DISCOVERY GROWTH CLASS IB(4)
 Accumulation Unit Value, Beginning of Period                $10.000   $ 8.033
 Accumulation Unit Value, End of Period                      $ 8.033   $ 5.552
 Number of Units Outstanding, End of Period                    7,867    10,595
STI CAPITAL APPRECIATION
 Accumulation Unit Value, Beginning of Period                $10.000   $ 9.460
 Accumulation Unit Value, End of Period                      $ 9.460   $ 7.252
 Number of Units Outstanding, End of Period                      293    22,090
STI GROWTH AND INCOME
 Accumulation Unit Value, Beginning of Period                $10.000   $ 9.421
 Accumulation Unit Value, End of Period                      $ 9.421   $ 7.342
 Number of Units Outstanding, End of Period                    1,830     8,158
STI INTERNATIONAL EQUITY
 Accumulation Unit Value, Beginning of Period                $10.000   $ 8.606
 Accumulation Unit Value, End of Period                      $ 8.606   $ 6.877
 Number of Units Outstanding, End of Period                        0         0
STI INVESTMENT GRADE BOND
 Accumulation Unit Value, Beginning of Period                $10.000   $10.302
 Accumulation Unit Value, End of Period                      $10.302   $10.860
 Number of Units Outstanding, End of Period                    2,966    20,300
STI MID-CAP EQUITY
 Accumulation Unit Value, Beginning of Period                $10.000   $10.268
 Accumulation Unit Value, End of Period                      $10.268   $ 7.210
 Number of Units Outstanding, End of Period                      592    17,585
STI QUALITY GROWTH STOCK
 Accumulation Unit Value, Beginning of Period                $10.000   $10.000
 Accumulation Unit Value, End of Period                      $10.000   $ 7.029
 Number of Units Outstanding, End of Period                        0         0

                                 78 PROSPECTUS

STI SMALL CAP VALUE EQUITY
 Accumulation Unit Value, Beginning of Period                $10.000   $10.901
 Accumulation Unit Value, End of Period                      $10.901   $10.571
NUMBER OF UNITS OUTSTANDING, END OF PERIOD                     4,362     6,001
STI VALUE INCOME STOCK
 Accumulation Unit Value, Beginning of Period                $10.000   $ 9.509
 Accumulation Unit Value, End of Period                      $ 9.509   $ 7.747
 Number of Units Outstanding, End of Period                    3,040    24,545
TEMPLETON GLOBAL INCOME SECURITIES - CLASS 2
 Accumulation Unit Value, Beginning of Period                $10.000   $10.396
 Accumulation Unit Value, End of Period                      $10.396   $12,362
 Number of Units Outstanding, End of Period                        0       393
TEMPLETON GROWTH SECURITIES - CLASS 2
 Accumulation Unit Value, Beginning of Period                $10.000   $ 9.683
 Accumulation Unit Value, End of Period                      $ 9.683   $ 7.746
 Number of Units Outstanding, End of Period                      102    17,855

*The Contracts were first offered on May 1, 2001.

(1) The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75%.

(2) Effective September 30, 2002, the AIM V.I. Core Equity Fund changed its investment objective from growth of capital with a secondary objective of current income, to growth of capital.

(3) Effective May 1, 2003 the Oppenheimer Main Street Growth & Income Fund changed its name to Oppenheimer Main Street Fund. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(4) Effective May 1, 2003 the Putnam VT Voyager II Fund changed its name to Putnam VT Discovery Growth Fund. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(5) Effective September 6, 2002, the STI Quality Growth Stock Fund merged into the STI Capital Appreciation Fund. Accordingly, for administrative convenience, on September 6, 2002, we combined the STI Quality Growth Stock Variable Sub-Account into the STI Capital Appreciation Variable Sub-Account.



                                  79 PROSPECTUS

APPENDIX B MARKET VALUE ADJUSTMENT EXAMPLES
--------------------------------------------------------------------------------

The Market Value Adjustment is based on the following:

I = the Treasury Rate for a maturity equal to the Guarantee Period for the week preceding the establishment of the Guarantee Period.

N = the number of whole and partial years from the date we receive the withdrawal, transfer, or death benefit request, or from the Payout Start Date to the end of the Guarantee Period.

J = the Treasury Rate for a maturity equal to the Guarantee Period for the week preceding the receipt of the withdrawal, transfer, death benefit, or income payment request.*

Treasury Rate means the U.S. Treasury Note Constant Maturity yield as reported in Federal Reserve Bulletin Release H.15.

*If a U.S. Treasury Note ("Note") with a maturity of the Guarantee Period is not available, we will determine an appropriate interest rate based on an interpolation of the next shortest duration and next longest duration Notes.

The Market Value Adjustment factor is determined from the following formula:

                            .9 X [I-(J + .0025)] X N

To determine the Market Value Adjustment, we will multiply the Market Value Adjustment factor by the amount transferred, withdrawn (in excess of the Free Withdrawal Amount), paid as a death benefit, or applied to an Income Plan from a Guarantee Period at any time other than during the 30 day period after such Guarantee Period expires.


                                       80 PROSPECTUS

EXAMPLES OF MARKET VALUE ADJUSTMENT
--------------------------------------------------------------------------------

Purchase Payment: $10,000 allocated to a Guarantee Period

Guarantee Period: 5 years

Interest Rate: 4.50%

Full Surrender: End of Contract Year 3

NOTE: These examples assume that premium taxes are not applicable.

 EXAMPLE 1 FOR ALLSTATE PROVIDER ADVANTAGE CONTRACTS (ASSUMES DECLINING INTEREST
                                     RATES)

Step 1.  Calculate Contract     $10,000.00 X (1.045)3 = $11,411.66
 Value at End of Contract Year
 3:
Step 2. Calculate the Free      .15 X ($10,000.00) = $1,500.00
 Withdrawal Amount:
Step 3. Calculate the Market    I = 4.5%
 Value Adjustment:              J = 4.2%
                                N = 730 days    =2
                                    --------
                                        365 days
                                Market Value Adjustment Factor: .9 X [I - (J +
                                .0025)] X N
                                = .9 X [.045 - (.042 + .0025)] X 2 = .0009

                                Market Value Adjustment = Market Value
                                Adjustment Factor X Amount Subject to Market
                                Value Adjustment:
                                 = .0009 X ($11,411.66 - $1,500.00) = $8.92


Step 4. Calculate the amount    $11,411.66 + $8.92 = $11,420.58
 received by a Contract owner
 as a result of full
 withdrawal at the end of
 Contract Year 3:

                                 81 PROSPECTUS

 EXAMPLE 2: FOR ALLSTATE PROVIDER ADVANTAGE CONTRACTS (ASSUMES RISING INTEREST
                                     RATES)


Step 1.  Calculate Contract Value at  $10,000.00 X (1.045)/3 /= $11,411.66
 End of Contract Year 3:
Step 2. Calculate the Free            .15 X ($10,000.00) = $1,500.00
 Withdrawal Amount:
Step 3. Calculate the Market Value    I = 4.5%
 Adjustment:                          J = 4.8%
                                      N = 730 days    =2
                                          --------
                                              365 days
                                      Market Value Adjustment Factor: .9 X [I -
                                      (J + .0025)] X N
                                      = .9 X [.045 - (.048 + .0025)] X 2 =
                                      -.0099

                                      Market Value Adjustment = Market Value
                                      Adjustment Factor X Amount Subject to
                                      Market Value Adjustment:
                                       = -.0099 X ($11,411.66 - $1,500.00) =
                                      -$98.13




Step 4. Calculate the amount          $11,411.66 - $98.13 = $11,313.53
 received by a Contract owner as a
 result of full withdrawal at the
 end of Contract Year 3:

  EXAMPLE 3: FOR ALLSTATE PROVIDER ULTRA CONTRACTS (ASSUMES DECLINING INTEREST
                                     RATES)


Step 1. Calculate Contract Value at   $10,000.00 X (1.045)/3 /= $11,411.66
 End of Contract Year 3:
Step 2. Calculate the Free            .15 X ($10,000.00) = $1,500.00
 Withdrawal Amount:
Step 3. Calculate the Withdrawal      = .06 X  ($10,000 - $1,500) = $510.00
 Charge:
Step 4. Calculate the Market Value    I = 4.50%
 Adjustment:                          J = 4.20%
                                      N = 730 days    =2
                                          --------
                                              365 days
                                      Market Value Adjustment Factor:.9 X [I -
                                      (J +.0025)] X N
                                      =.9 X [.045 - (.042 +.0025)] X 2 =.0009

                                      Market Value Adjustment = Market Value
                                      Adjustment Factor X Amount Subject to
                                      Market Value Adjustment:
                                       =.0009 X ($11,411.66 - $1,500.00) =
                                      $8.92




Step 5. Calculate the amount          $11,411.66 - $510.00 + $8.92 = $10,910.58
 received by a Contract owner as a
 result of full withdrawal at the
 end of Contract Year 3:

                                  82 PROSPECTUS

EXAMPLE 4: FOR ALLSTATE PROVIDER ULTRA CONTRACTS (ASSUMES RISING INTEREST RATES)


Step 1.  Calculate Contract Value at  $10,000.00 X (1.045)/3 /= $11,411.66
 End of Contract Year 3:
Step 2. Calculate the Free            .15 X ($10,000.00) = $1,500.00
 Withdrawal Amount:
Step 3. Calculate the Withdrawal      = .06 X  ($10,000 - $1,500) = $510.00
 Charge
Step 4. Calculate the Market Value    I = 4.50%
 Adjustment:                          J = 4.80%
                                      N = 730 days    =2
                                          --------
                                              365 days
                                      Market Value Adjustment Factor: .9 X [I -
                                      (J + .0025)] X N
                                      = .9 X [.045 - (.048 + .0025)] X 2 =
                                      -.0099

                                      Market Value Adjustment = Market Value
                                      Adjustment Factor X Amount Subject to
                                      Market Value Adjustment:
                                       = -.0099 X ($11,411.66 - $1,500.00) =
                                      -($98.13)




Step 5. Calculate the amount          $11,411.66 - $510.00 - $98.13 =
 received by a Contract owner as a    $10,803.53
 result of full withdrawal at the
 end of Contract Year 3:


                                  83 PROSPECTUS

APPENDIX C CALCULATION OF ENHANCED EARNINGS DEATH BENEFIT AMOUNT
--------------------------------------------------------------------------------

THE ENHANCED EARNINGS DEATH BENEFIT RIDER IS NOT AVAILABLE FOR PURCHASE OF ANY IRA A THIS TIME.

ALLSTATE PROVIDER ADVANTAGE CONTRACTS

EXAMPLE1. In this example, assume that the oldest Owner is age 55 at the time the Contract is issued and elects the Enhanced Earnings Death Benefit Rider when the Contract is issued. The Owner makes an initial purchase payment of $100,000. After four years, the Owner dies. On the date Glenbrook receives Due Proof of Death, the Contract Value is $125,000. Prior to his death, the Owner did not make any additional purchase payments or take any withdrawals.

Excess-of-Earnings Withdrawals = $0

Purchase payments in the 12 months prior to Death = $0

In-Force Premium = $100,000 ($100,000 + $0 - $0)

In-Force Earnings = $25,000 ($125,000 - $100,000)

Enhanced Earnings Death Benefit = 40% X $25,000 = $10,000.

Since 40% In-Force Earnings are less than 80% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Enhanced Earnings Death Benefit amount.

EXAMPLE 2. In the second example, assume the same facts as above, except that the Owner has taken a withdrawal of $10,000 during the second year of the Contract. At the time the withdrawal is taken, the Contract Value is $105,000. Here, $5,000 of the withdrawal is in excess of the In-Force Earnings at the time of the withdrawal. The Contract Value on the date Glenbrook receives due proof of death will be assumed to be $114,000.

Excess of Earnings Withdrawals = $5,000 ($10,000 - $5,000)

Purchase payments in the 12 months prior to Death = $0

In-Force Premium = $95,000 ($100,000 + $0 - $5,000)

In-Force Earnings = $19,000 ($114,000 - $95,000)

Enhanced Earnings Death Benefit = 40% X $19,000 = $7,600.

Since 40% In-Force Earnings are less than 80% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Enhanced Earnings Death Benefit amount.

EXAMPLE 3. This third example is intended to illustrate the effect of adding the Enhanced Earnings Death Benefit Rider after the Contract has been issued and the effect of later purchase payments. In this example, assume that the oldest Owner is age 65 on the Rider Date. At the time the Contract is issued, the Owner makes a purchase payment of $100,000. After two years pass, the Owner elects to add the Enhanced Earnings Death Benefit Rider. On the date this Rider is added, the Contract Value is $110,000. Two years later, the Owner withdraws $50,000. Immediately prior to the withdrawal, the Contract Value is $130,000. Another two years later, the Owner makes an additional purchase payment of $40,000. Immediately after the additional purchase payment, the Contract Value is $130,000. Two years later, the owner dies with a Contract Value of $140,000 on the date Glenbrook receives Due Proof of Death.

Excess of Earnings Withdrawals = $30,000 ($50,000 - $20,000)

Purchase payments in the 12 months prior to Death = $0

In-Force Premium = $120,000 ($110,000 + $40,000 - $30,000)

In-Force Earnings = $20,000 ($140,000 - $120,000)

Enhanced Earnings Death Benefit = 30% of $20,000 = $6,000.

In this example, In-Force Premium is equal to the Contract Value on the date the Rider was issued plus the additional purchase payment and minus the Excess-of-Earnings Withdrawal.

Since 30% In-Force Earnings are less than 60% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Enhanced Earnings Death Benefit amount.

                                  84 PROSPECTUS

ALLSTATE PROVIDER ULTRA CONTRACTS

EXAMPLE1. In this example, assume that the oldest Owner is age 55 at the time the Contract is issued and elects the Enhanced Earnings Death Benefit Rider when the Contract is issued. The Owner makes an initial purchase payment of $100,000. After four years, the Owner dies. On the date Glenbrook receives Due Proof of Death, the Contract Value is $125,000. Prior to his death, the Owner did not make any additional purchase payments or take any withdrawals.

Excess-of-Earnings Withdrawals = $0

Purchase payments in the 12 months prior to Death = $0

In-Force Premium = $100,000 ($100,000 + $0 - $0)

Death Benefit Earnings = $25,000 ($125,000 - $100,000)

Enhanced Earnings Death Benefit = 40% X $25,000 = $10,000.

Since Death Benefit Earnings are less than 200% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the Death Benefit Earnings are used to compute the Enhanced Earnings Death Benefit amount.

EXAMPLE 2. In the second example, assume the same facts as above, except that the Owner has taken a withdrawal of $10,000 during the second year of the Contract. At the time the withdrawal is taken, the Contract Value is $105,000. Here, $5,000 of the withdrawal is in excess of the Death Benefit Earnings at the time of the withdrawal. The Contract Value on the date Glenbrook receives due proof of death will be assumed to be $114,000.

Excess of Earnings Withdrawals = $5,000 ($10,000 - $5,000)

Purchase payments in the 12 months prior to Death = $0

In-Force Premium = $95,000 ($100,000 + $0 -$5,000)

Death Benefit Earnings = $19,000 ($114,000 - $95,000)

Enhanced Earnings Death Benefit = 40% X $19,000 = $7,600.

Since Death Benefit Earnings are less than 200% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the Death Benefit Earnings are used to compute the Enhanced Earnings Death Benefit amount.

EXAMPLE 3. This third example is intended to illustrate the effect of adding the Enhanced Earnings Death Benefit Rider after the Contract has been issued and the effect of later purchase payments. In this example, assume that the oldest Owner is age 65 on the Rider Date. At the time the Contract is issued, the Owner makes a purchase payment of $100,000. After two years pass, the Owner elects to add the Enhanced Earnings Death Benefit Rider. On the date this Rider is added, the Contract Value is $110,000. Two years later, the Owner withdraws $50,000. Immediately prior to the withdrawal, the Contract Value is $130,000. Another two years later, the Owner makes an additional purchase payment of $40,000. Immediately after the additional purchase payment, the Contract Value is $130,000. Two years later, the owner dies with a Contract Value of $140,000 on the date Glenbrook receives Due Proof of Death.

Excess of Earnings Withdrawals = $30,000 ($50,000 - $20,000)

Purchase payments in the 12 months prior to Death = $0

In-Force Premium = $120,000 ($110,000 + $40,000 - $30,000)

Death Benefit Earnings = $20,000 ($140,000 - $120,000)

Enhanced Earnings Death Benefit = 30% of $20,000 = $6,000.

In this example, In-Force Premium is equal to the Contract Value on the date the Rider was issued plus the additional purchase payment and minus the Excess-of-Earnings Withdrawal.

Since Death Benefit Earnings are less than 200% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the Death Benefit Earnings are used to compute the Enhanced Earnings Death Benefit amount.


                                  85 PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DESCRIPTION
--------------------------------------------------------------------------------
ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS
--------------------------------------------------------------------------------
THE CONTRACT
--------------------------------------------------------------------------------
  Purchases of Contracts
--------------------------------------------------------------------------------
  Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers)
--------------------------------------------------------------------------------
PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
  Standardized Total Returns
--------------------------------------------------------------------------------
  Non-standardized Total Returns
--------------------------------------------------------------------------------
  Adjusted Historical Total Returns
--------------------------------------------------------------------------------
CALCULATION OF ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------
NET INVESTMENT FACTOR
--------------------------------------------------------------------------------
CALCULATION OF VARIABLE INCOME PAYMENTS
--------------------------------------------------------------------------------
CALCULATION OF ANNUITY UNIT VALUES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
DESCRIPTION
--------------------------------------------------------------------------------
GENERAL MATTERS
--------------------------------------------------------------------------------
  Incontestability
--------------------------------------------------------------------------------
  Settlements
--------------------------------------------------------------------------------
  Safekeeping of the Variable Account's
--------------------------------------------------------------------------------
  Assets
--------------------------------------------------------------------------------
  Premium Taxes
--------------------------------------------------------------------------------
  Tax Reserves
--------------------------------------------------------------------------------
FEDERAL TAX MATTERS
--------------------------------------------------------------------------------
QUALIFIED PLANS
--------------------------------------------------------------------------------
EXPERTS
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------



THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.




                                       86 PROSPECTUS

THE ALLSTATE/R/ PROVIDER VARIABLE ANNUITY SERIES

Glenbrook Life and Annuity Company          Statement of Additional Information
Multi-Manager Variable Account                                Dated May 1, 2003
Post Office Box 94092
Palatine, IL 60094-4039
1 (800) 755-5275

This Statement of Additional Information supplements the information in the prospectus for the following Allstate/R/ Provider Variable Annuity Series Contracts that we offer:

     The Allstate/R/ Provider Advantage Variable Annuity (Formerly referred to as "The Glenbrook Provider Advantage Variable Annuity")

     The Allstate/R/ Provider Ultra Variable Annuity (Formerly referred to as "The Glenbrook Provider Ultra Variable Annuity")

     The Allstate/R/ Provider Extra Variable Annuity (Formerly referred to as "The Glenbrook Provider Extra Variable Annuity")

Not all Contracts may be available in all states or through your representative. Please check with your representative for details. This Statement of Additional Information does not constitute an offer of any Contract in such cases.

This Statement of Additional Information is not a prospectus. You should read it with the prospectus, dated May 1, 2003, for each Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above.

For convenience, we use the terms "Contract" and "Contracts" to refer generally to all three Contracts, except as specifically noted.

Except as otherwise noted, this Statement of Additional Information uses the same defined terms as the prospectus for each Contract.

The Allstate(R) Provider Variable Annuity Series Contracts are offered through multiple sales channels that may offer different combinations of the Variable Sub-Accounts. If you own a Allstate(R) Provider Variable Annuity Series Contract, please refer to your prospectus for the Variable Sub-Accounts available under your Contract.

                                TABLE OF CONTENTS

Description

Additions, Deletions or Substitutions of Investments
The Contract
    Purchases of Contracts
    Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers)
Performance Information
    Standardized Total Returns
    Non-standardized Total Returns
    Adjusted Historical Total Returns
    Calculation of Accumulation Unit Values
    Net Investment Factor
    Calculation of Variable Income Payments
    Calculation of Annuity Unit Values
General Matters
    Incontestability
    Settlements
    Safekeeping of the Variable Account's Assets
    Premium Taxes
    Tax Reserves
Experts
Appendix 1
Appendix 2
Appendix 3
Financial Statements

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

We may add, delete, or substitute the Portfolio shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another portfolio of the same or different mutual fund if the shares of the Portfolio are no longer available for investment, or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract owner's interest in a Variable Sub-Account until we have notified the Contract owner of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract with existing Contract owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.

THE CONTRACT

The Contract is primarily designed to aid individuals in long-term financial planning. You can use it for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

PURCHASE OF CONTRACTS

We offer the Contracts to the public through banks as well as brokers licensed under the federal securities laws and state insurance laws. The principal underwriter for the Variable Account, ALFS, Inc. ("ALFS"), distributes the Contracts. ALFS is an affiliate of Glenbrook. The offering of the Contracts is continuous. We do not anticipate discontinuing the offering of the Contracts, but we reserve the right to do so at any time.

TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.

PERFORMANCE INFORMATION

From time to time we may advertise the "standardized," and "non-standardized," total returns of the Variable Sub-Accounts, as described below. Please remember that past performance is not an estimate or guarantee of future performance and does not necessarily represent the actual experience of amounts invested by a particular Contract owner. Also, please note that the performance figures shown do not reflect any applicable taxes.

STANDARDIZED TOTAL RETURNS

A Variable Sub-Account's standardized total return represents the average annual total return of that Sub-Account over a particular period. We compute standardized total return by finding the annual percentage rate that, when compounded annually, will accumulate a hypothetical $1,000 purchase payment to the redeemable value at the end of the one, five or ten year period, or for a period from the date of commencement of the Variable Sub-Account's operations, if shorter than any of the foregoing. We use the following formula prescribed by the SEC for computing standardized total return:

                   1000(1 + T)(nth power) = ERV

where:

     T    = average annual total return

     ERV = ending redeemable value of a hypothetical $1,000 payment (plus $40 credit thereon for Allstate Provider Extra Contracts only) made at the beginning of 1, 5, or 10 year periods or shorter period

     n    = number of years in the period

     1000 = hypothetical $1,000 investment (plus $40 credit thereon for ALLSTATE
          PROVIDER EXTRA CONTRACTS only)

For Allstate Provider Ultra and Allstate Provider Extra Contracts, when factoring in the withdrawal charge assessed upon redemption, we exclude the Free Withdrawal Amount, which is the amount you can withdraw from the Contract without paying a withdrawal charge. We also use the withdrawal charge that would apply upon redemption at the end of each period. Thus, for example, when factoring in the withdrawal charge for a one year standardized total return calculation, we would use the withdrawal charge that applies to a withdrawal of a purchase payment made one year prior.

When factoring in the contract maintenance charge, we deduct the annual Contract maintenance charge of $35.
In addition, where the Enhanced Earnings Death Benefit Rider is included, the performance shown reflects the deduction of the annual Rider fee equal to 0.35% of the Contract Value (assumes age 66-75). See the Expense Table in the Prospectus for more details.

The standardized total returns for the Variable Sub-Accounts, for the periods ended December 31, 2002, are set out in Appendices 1 through 3 to this Statement of Additional Information. The Allstate Provider Advantage, Allstate Provider Ultra, and Allstate Provider Extra Contracts were first offered to the public on September 17, 2001, May 1, 2001, and November 2, 2001, respectively. Accordingly, performance shown for periods prior to those dates reflects the performance of the Variable Sub-Accounts, adjusted to reflect the current charges under the Contracts as if they had been available throughout the periods shown.

NON-STANDARDIZED TOTAL RETURNS

From time to time, we also may quote rates of return that reflect changes in the values of each Variable Sub-Account's accumulation units. We may quote these "non-standardized total returns" on an annualized, cumulative, year-by-year, or other basis. These rates of return take into account asset-based charges, such as the mortality and expense risk charge and administrative expense charge. However, these rates of return may omit one or more charges, such as withdrawal charges or the contract maintenance charge. Such charges, if reflected, would reduce the performance shown. Non-standardized total returns that do not reflect withdrawal charges also do not take into account the amount of any applicable Credit Enhancement under the Allstate Provider Extra Contracts.

Annualized returns reflect the rate of return that, when compounded annually, would equal the cumulative rate of return for the period shown. We compute annualized returns according to the following formula:

   Annualized Return = (1 + r)1/n -1

         where:                             r = cumulative rate of return for the period shown, and

                                            n = number of years in the period.

The method of computing annualized rates of return is similar to that for computing standardized performance, described above, except that rather than using a hypothetical $1,000 investment and the ending redeemable value thereof, we use the changes in value of an accumulation unit.

Cumulative rates of return reflect the cumulative change in value of an accumulation unit over the period shown. Year-by-year rates of return reflect the change in value of an accumulation unit during the course of each year shown. We compute these returns by dividing the accumulation unit value at the end of each period shown, by the accumulation unit value at the beginning of that period, and subtracting one. We compute other total returns on a similar basis.

We may quote non-standardized total returns for 1, 3, 5 and 10 year periods, or period since inception of the Variable Sub-Account's or underlying Portfolio's operations, as well as other periods, such as "year-to-date" (prior calendar year end to the day stated in the advertisement); "year to most recent quarter" (prior calendar year end to the end of the most recent quarter); the prior calendar year; and the "n" most recent calendar years.

Where Contracts (or optional riders) are first offered after the inception date of a Variable Sub-Account or Portfolio, the non-standardized performance will reflect the performance of the Variable Sub-Account or Portfolio, adjusted to reflect, to the extent indicated, the current contract charges (and available riders) under the Contracts as if they had been available throughout the periods shown.



Adjusted Historical Total Returns Method 1

We may advertise non-standardized total return for periods prior to the date that the Variable Sub-Accounts commenced operations. We calculate such "adjusted historical total returns," using the non-standardized total returns formula, described above, computed from, the inception dates of the underlying Portfolios in which the Variable Sub-Accounts invest and adjust such performance to reflect the current level of charges that apply to the Variable Sub-Accounts under each Contract. Under Method 1, we do not include the withdrawal charge or contract maintenance charge. The adjusted historical total returns for the Variable Sub-Accounts using Method 1 for the periods ended December 31, 2002 are set out in Appendices 1 through 3 to this Statement of Additional Information. The adjusted historical total returns method 1 shown below do not include the 4% credit enhancement available under the Allstate Provider Extra Contract.

Adjusted Historical Total Returns Method 2

We also may advertise the adjusted historical total return using the standardized total returns formula computed from the inception dates of the underlying Portfolios and adjusting such performance to reflect the current level of charges that apply to the Variable Sub-Accounts under each Contract including the withdrawal charge and contract maintenance charge. The adjusted historical total returns for the Variable Sub-Accounts using this method for the periods ended December 31, 2002 are set out in Appendices 1 through 3 to this Statement of Additional Information. The adjusted historical total returns method 2 shown below include the 4% credit enhancement available under the Allstate Provider Extra Contract.


CALCULATION OF ACCUMULATION UNIT VALUES

The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Sub-Account for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Sub-account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

(A) Is the sum of:

    (1) the net asset value per share of the mutual fund underlying the sub-account determined at the end of the current Valuation Period, plus

     (2) the per share amount of any dividend or capital gain distributions made by the mutual fund underlying the subaccount during the current Valuation Period.

(B) Is by the net asset value per share of the mutual fund underlying the sub-account determined as of the end of the immediately preceding Valuation Period.

(C) Is the sum of the Mortality and Expense Risk Charge, and the Administrative Expense Charge, corresponding to the portion of the 365-day year (366 days for a Leap Year) that is in the current Valuation Period.

CALCULATION OF VARIABLE INCOME PAYMENTS

We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account less any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide the amount of the first variable annuity income payment by the Variable Sub-Account's then current Annuity Unit value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable Sub-Account by the then current Annuity Unit value ("Annuity Unit Value") for that Variable Sub-Account.


CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

o multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

o dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states that require the use of unisex tables.

GENERAL MATTERS

INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract owner(s) death (or Annuitant's death if there is a non-natural Contract owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Variable Sub-Accounts.

The Portfolios do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Portfolios' prospectuses for a more complete description of the custodian of the Portfolios.

PREMIUM TAXES

Applicable premium tax rates depend on the Contract owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.

TAX RESERVES

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.

EXPERTS

The financial statements of Glenbrook Life and Annuity Company as of December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002 and the related financial statement schedule incorporated by reference in the prospectuses and included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report, which is included herein and incorporated by reference in the prospectuses, and have been so included and incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the sub-accounts comprising Glenbrook Life Multi-Manager Variable Account as of December 31, 2002 and for each of the periods in the two year period then ended included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

                                   APPENDIX 1
                           PERFORMANCE INFORMATION FOR
                     ALLSTATE(R)PROVIDER ADVANTAGE CONTRACTS

Allstate Provider Advantage Contracts were first offered to the public on September 17, 2001. Accordingly, performance shown for periods prior to that date reflects the performance of the Variable Sub-Accounts, adjusted to reflect the current charges under the Contracts that would have applied had they been in existence at the time. (Adjusted historical total returns are computed from the Portfolio's inception date as described below.) These Contract charges include an annual contract maintenance charge of $35 (not shown foradjusted historical returns method 1), and total Variable Account annual expenses of:

o        1.55% (without any optional benefit riders), or
o        1.80% with the Enhanced Death Benefit Rider or Income Benefit Rider, or
o        2.05% with the Enhanced Death Benefit Rider and Income Benefit Rider.

In addition, where the Enhanced Earnings Death Benefit Rider is included, the performance shown reflects the deduction of the annual Rider fee equal to 0.35% of the Contract Value (assumes age 66-75). See the Expense Table in the Prospectus for more details.

STANDARDIZED TOTAL RETURNS

Set out below are the standardized total returns for each Variable Sub-Account since its inception through December 31, 2002

The inception dates of the Variable Sub-Account are as follows:
                                                             Sub-Account
Variable Sub-Account                                          Inception
AIM V.I. Aggressive Growth                                     05/01/01
AIM V.I. Balanced                                              11/09/98
AIM V.I. Capital Appreciation                                  01/26/98
AIM V.I. Core Equity                                           01/26/98
AIM V.I. Dent Demographic Trends                               05/01/01
AIM V.I. Diversified Income                                    01/26/98
AIM V.I. Growth                                                01/26/98
AIM V.I. International Growth                                  01/26/98
AIM V.I. Premier Equity                                        01/26/98
Dreyfus Socially Responsible Growth                            06/17/97
Dreyfus Stock Index                                            01/26/98
Dreyfus VIF - Growth & Income                                  06/17/97
Dreyfus VIF - Money Market                                     06/17/97
Fidelity VIP Asset Manager: Growth - Service Class 2           05/01/01
Fidelity VIP Contrafund - Service Class 2                      05/01/01
Fidelity VIP Equity-Income - Service Class 2                   05/01/01
Fidelity VIP Growth - Service Class 2                          05/01/01
Fidelity VIP High Income - Service Class 2                     05/01/01
LSA Diversified Mid-Cap*                                       05/01/02
Putnam Health Sciences                                         05/01/01
Van Kampen UIF U.S. Real Estate                                11/09/98
Goldman Sachs VIT CORE Small Cap Equity                        11/09/98
Goldman Sachs VIT CORE U.S. Equity                             11/09/98
LSA Equity Growth                                              05/01/01
LSA Capital Growth                                             05/01/01
MFS Emerging Growth - Service Class                            05/01/01
MFS Investors Trust - Service Class                            05/01/01
MFS New Discovery - Service Class                              05/01/01
MFS Research - Service Class                                   05/01/01
MFS Utilities - Service Class                                  05/01/01
Oppenheimer Aggressive Growth                                  11/01/99
Oppenheimer Capital Appreciation                               11/01/99
Oppenheimer Global Securities                                  11/01/99
Oppenheimer Main Street                                        11/01/99
Oppenheimer Strategic Bond                                     11/01/99
Putnam Growth and Income                                       05/01/01
Putnam Growth Opportunities                                    05/01/01
Putnam International Equity                                    09/21/01
Putnam New Value                                               05/01/01
Putnam Research                                                09/21/01
Van Kampen UIF Core Plus Fixed Income                          11/09/98
Van Kampen UIF Global Value Equity                             11/09/98
Van Kampen UIF U.S. Mid Cap Core                               11/09/98
Van Kampen UIF Value                                           11/09/98
Franklin Small Cap - Class 2                                   11/01/99
Franklin Technology Securities - Class 2                       05/01/01
Mutual Shares Securities - Class 2                             11/01/99
Templeton Developing Markets Securities - Class 2              11/01/99
Templeton Foreign Securities - Class 2                         11/01/99



SHELF
(Without the Enhanced  Death  Benefit  Rider,  the Income  Benefit  Rider or the
Enhanced Earnings Death Benefit Rider)
                                                                                     10 Year or Since
Variable Sub-Account                                           1 Year      5 Year        Inception
AIM V.I. Aggressive Growth                                    -23.93%       N/A           -22.47%
AIM V.I. Balanced                                             -18.45%       N/A           -4.02%
AIM V.I. Capital Appreciation                                 -25.60%       N/A           -2.92%
AIM V.I. Core Equity(1)                                       -16.96%       N/A           -2.09%
AIM V.I. Dent Demographic Trends                              -33.32%       N/A           -29.10%
AIM V.I. Diversified Income                                    0.65%        N/A           -0.19%
AIM V.I. Growth                                               -32.11%       N/A           -9.28%
AIM V.I. International Growth                                 -17.05%       N/A           -4.74%
AIM V.I. Premier Equity                                       -31.41%       N/A           -3.45%
Dreyfus Socially Responsible Growth                           -30.12%      -5.35%         -3.47%
Dreyfus Stock Index                                           -23.64%       N/A           -2.27%
Dreyfus VIF - Growth & Income                                 -26.56%      -3.88%         -2.50%
Dreyfus VIF - Money Market                                     -0.17%      2.50%           2.59%
Fidelity VIP Asset Manager: Growth - Service Class 2          -17.20%       N/A           -13.53%
Fidelity VIP Contrafund - Service Class 2                     -11.07%       N/A           -9.93%
Fidelity VIP Equity-Income - Service Class 2                  -18.51%       N/A           -15.04%
Fidelity VIP Growth - Service Class 2                         -31.45%       N/A           -26.84%
Fidelity VIP High Income - Service Class 2                     1.63%        N/A           -5.23%
LSA Diversified Mid-Cap*                                        N/A         N/A           -22.33%
Putnam Health Sciences                                        -21.65%       N/A           -15.47%
Van Kampen UIF U.S. Real Estate                                -2.39%       N/A            6.98%
Goldman Sachs VIT CORE Small Cap Equity                       -16.36%       N/A            1.31%
Goldman Sachs VIT CORE U.S. Equity                            -23.18%       N/A           -5.58%
LSA Equity Growth (2)                                         -30.97%       N/A           -24.41%
LSA Capital Growth(2)                                         -25.61%       N/A           -22.30%
MFS Emerging Growth - Service Class                           -34.68%       N/A           -31.53%
MFS Investors Trust - Service Class(3)                        -22.45%       N/A           -20.34%
MFS New Discovery - Service Class                             -32.93%       N/A           -23.20%
MFS Research - Service Class                                  -25.96%       N/A           -24.57%
MFS Utilities - Service Class                                 -24.16%       N/A           -28.55%
Oppenheimer Aggressive Growth                                 -28.98%       N/A           -16.03%
Oppenheimer Capital Appreciation                              -28.06%       N/A           -9.26%
Oppenheimer Global Securities                                 -23.41%       N/A           -3.34%
Oppenheimer Main Street (4)                                   -20.13%       N/A           -11.38%
Oppenheimer Strategic Bond                                     5.71%        N/A            3.58%
Putnam Growth and Income                                      -20.31%       N/A           -16.99%
Putnam Growth Opportunities                                   -30.65%       N/A           -29.52%
Putnam International Equity (5)                               -19.01%       N/A           -3.39%
Putnam New Value                                              -16.98%       N/A           -12.97%
Putnam Research                                               -23.48%       N/A           -6.19%
Van Kampen UIF Core Plus Fixed Income                          5.60%        N/A            5.35%
Van Kampen UIF Global Value Equity                            -18.22%       N/A           -3.15%
Van Kampen UIF U.S. Mid Cap Core (6)                          -29.21%       N/A           -1.09%
Van Kampen UIF Value                                          -23.43%       N/A           -2.19%
Franklin Small Cap - Class 2                                  -29.86%       N/A           -8.95%
Franklin Technology Securities - Class 2                      -44.85%       N/A           -39.12%
Mutual Shares Securities - Class 2                            -13.25%       N/A            0.70%
Templeton Developing Markets Securities - Class 2              -1.76%       N/A           -9.81%
Templeton Foreign Securities - Class 2                        -19.89%       N/A           -10.04%


* Performance figures are not annualized.




(With the Enhanced Death Benefit Rider or the Income Benefit Rider)
                                                                                     10 Year or Since
Variable Sub-Account                                           1 Year      5 Year        Inception
AIM V.I. Aggressive Growth                                    -24.12%       N/A           -22.67%
AIM V.I. Balanced                                             -18.66%       N/A           -4.26%
AIM V.I. Capital Appreciation                                 -25.79%       N/A           -3.16%
AIM V.I. Core Equity(1)                                       -17.17%       N/A           -2.34%
AIM V.I. Dent Demographic Trends                              -33.49%       N/A           -29.28%
AIM V.I. Diversified Income                                    0.40%        N/A           -0.44%
AIM V.I. Growth                                               -32.28%       N/A           -9.51%
AIM V.I. International Growth                                 -17.26%       N/A           -4.98%
AIM V.I. Premier Equity                                       -31.58%       N/A           -3.70%
Dreyfus Socially Responsible Growth                           -30.29%      -5.58%         -3.71%
Dreyfus Stock Index                                           -23.83%       N/A           -2.52%
Dreyfus VIF - Growth & Income                                 -26.74%      -4.12%         -2.74%
Dreyfus VIF - Money Market                                     -0.42%      2.24%           2.33%
Fidelity VIP Asset Manager: Growth - Service Class 2          -17.41%       N/A           -13.74%
Fidelity VIP Contrafund - Service Class 2                     -11.30%       N/A           -10.16%
Fidelity VIP Equity-Income - Service Class 2                  -18.71%       N/A           -15.25%
Fidelity VIP Growth - Service Class 2                         -31.62%       N/A           -27.02%
Fidelity VIP High Income - Service Class 2                     1.38%        N/A           -5.46%
LSA Diversified Mid-Cap*                                        N/A         N/A           -22.46%
Putnam Health Sciences                                        -21.84%       N/A           -15.68%
Van Kampen UIF U.S. Real Estate                                -2.63%       N/A            6.72%
Goldman Sachs VIT CORE Small Cap Equity                       -16.57%       N/A            1.06%
Goldman Sachs VIT CORE U.S. Equity                            -23.37%       N/A           -5.82%
LSA Equity Growth (2)                                         -31.15%       N/A           -24.60%
LSA Capital Growth (2)                                        -25.80%       N/A           -22.49%
MFS Emerging Growth - Service Class                           -34.84%       N/A           -31.70%
MFS Investors Trust - Service Class(3)                        -22.64%       N/A           -20.54%
MFS New Discovery - Service Class                             -33.10%       N/A           -23.39%
MFS Research - Service Class                                  -26.14%       N/A           -24.75%
MFS Utilities - Service Class                                 -24.35%       N/A           -28.73%
Oppenheimer Aggressive Growth                                 -29.16%       N/A           -16.24%
Oppenheimer Capital Appreciation                              -28.24%       N/A           -9.48%
Oppenheimer Global Securities                                 -23.60%       N/A           -3.58%
Oppenheimer Main Street(4)                                    -20.33%       N/A           -11.60%
Oppenheimer Strategic Bond                                     5.45%        N/A            3.32%
Putnam Growth and Income                                      -20.51%       N/A           -17.20%
Putnam Growth Opportunities                                   -30.83%       N/A           -29.69%
Putnam International Equity(5)                                -19.22%       N/A           -3.63%
Putnam New Value                                              -17.19%       N/A           -13.19%
Putnam Research                                               -23.67%       N/A           -6.43%
Van Kampen UIF Core Plus Fixed Income                          5.33%        N/A            5.09%
Van Kampen UIF Global Value Equity                            -18.43%       N/A           -3.39%
Van Kampen UIF U.S. Mid Cap Core(6)                           -29.39%       N/A           -1.34%
Van Kampen UIF Value                                          -23.62%       N/A           -2.43%
Franklin Small Cap - Class 2                                  -30.04%       N/A           -9.17%
Franklin Technology Securities - Class 2                      -44.98%       N/A           -39.27%
Mutual Shares Securities - Class 2                            -13.46%       N/A            0.45%
Templeton Developing Markets Securities - Class 2              -2.01%       N/A           -10.03%
Templeton Foreign Securities - Class 2                        -20.09%       N/A           -10.27%

* Performance figures are not annualized.


(With the Enhanced Death Benefit Rider and Income Benefit Rider)
                                                                                     10 Year or Since
Variable Sub-Account                                           1 Year      5 Year        Inception
AIM V.I. Aggressive Growth                                    -24.31%       N/A           -22.86%
AIM V.I. Balanced                                             -18.86%       N/A           -4.50%
AIM V.I. Capital Appreciation                                 -25.97%       N/A           -3.40%
AIM V.I. Core Equity(1)                                       -17.38%       N/A           -2.58%
AIM V.I. Dent Demographic Trends                              -33.66%       N/A           -29.46%
AIM V.I. Diversified Income                                    0.15%        N/A           -0.69%
AIM V.I. Growth                                               -32.45%       N/A           -9.73%
AIM V.I. International Growth                                 -17.47%       N/A           -5.21%
AIM V.I. Premier Equity                                       -31.75%       N/A           -3.94%
Dreyfus Socially Responsible Growth                           -30.47%      -5.82%         -3.95%
Dreyfus Stock Index                                           -24.02%       N/A           -2.76%
Dreyfus VIF - Growth & Income                                 -26.92%      -4.36%         -2.99%
Dreyfus VIF - Money Market                                     -0.67%      1.98%           2.08%
Fidelity VIP Asset Manager: Growth - Service Class 2          -17.61%       N/A           -13.96%
Fidelity VIP Contrafund - Service Class 2                     -11.52%       N/A           -10.38%
Fidelity VIP Equity-Income - Service Class 2                  -18.91%       N/A           -15.46%
Fidelity VIP Growth - Service Class 2                         -31.79%       N/A           -27.21%
Fidelity VIP High Income - Service Class 2                     1.13%        N/A           -5.70%
LSA Diversified Mid-Cap*                                        N/A         N/A           -22.59%
Putnam Health Sciences                                        -22.04%       N/A           -15.90%
Van Kampen UIF U.S. Real Estate                                -2.88%       N/A            6.45%
Goldman Sachs VIT CORE Small Cap Equity                       -16.78%       N/A            0.80%
Goldman Sachs VIT CORE U.S. Equity                            -23.56%       N/A           -6.05%
LSA Equity Growth (2)                                         -31.32%       N/A           -24.79%
LSA Capital Growth (2)                                        -25.99%       N/A           -22.68%
MFS Emerging Growth - Service Class                           -35.00%       N/A           -31.87%
MFS Investors Trust - Service Class(3)                        -22.83%       N/A           -20.74%
MFS New Discovery - Service Class                             -33.27%       N/A           -23.59%
MFS Research - Service Class                                  -26.33%       N/A           -24.94%
MFS Utilities - Service Class                                 -24.54%       N/A           -28.90%
Oppenheimer Aggressive Growth                                 -29.34%       N/A           -16.45%
Oppenheimer Capital Appreciation                              -28.42%       N/A           -9.71%
Oppenheimer Global Securities                                 -23.79%       N/A           -3.82%
Oppenheimer Main Street(4)                                    -20.53%       N/A           -11.82%
Oppenheimer Strategic Bond                                     5.19%        N/A            3.06%
Putnam Growth and Income                                      -20.71%       N/A           -17.41%
Putnam Growth Opportunities                                   -31.00%       N/A           -29.87%
Putnam International Equity(5)                                -19.42%       N/A           -3.87%
Putnam New Value                                              -17.40%       N/A           -13.40%
Putnam Research                                               -23.86%       N/A           -6.66%
Van Kampen UIF Core Plus Fixed Income                          5.07%        N/A            4.83%
Van Kampen UIF Global Value Equity                            -18.63%       N/A           -3.63%
Van Kampen UIF U.S. Mid Cap Core(6)                           -29.56%       N/A           -1.58%
Van Kampen UIF Value                                          -23.82%       N/A           -2.68%
Franklin Small Cap - Class 2                                  -30.21%       N/A           -9.40%
Franklin Technology Securities - Class 2                      -45.12%       N/A           -39.43%
Mutual Shares Securities - Class 2                            -13.68%       N/A            0.20%
Templeton Developing Markets Securities - Class 2              -2.25%       N/A           -10.26%
Templeton Foreign Securities - Class 2                        -20.29%       N/A           -10.49%


* Performance figures are not annualized.

(With Enhanced Earnings Death Benefit)
                                                                                     10 Year or Since
Variable Sub-Account                                           1 Year      5 Year        Inception
AIM V.I. Aggressive Growth                                    -24.28%       N/A           -22.91%
AIM V.I. Balanced                                             -18.80%       N/A           -4.41%
AIM V.I. Capital Appreciation                                 -25.95%       N/A           -3.20%
AIM V.I. Core Equity(1)                                       -17.31%       N/A           -2.38%
AIM V.I. Dent Demographic Trends                              -33.67%       N/A           -29.54%
AIM V.I. Diversified Income                                    0.30%        N/A           -0.55%
AIM V.I. Growth                                               -32.46%       N/A           -9.59%
AIM V.I. International Growth                                 -17.40%       N/A           -5.05%
AIM V.I. Premier Equity                                       -31.76%       N/A           -3.73%
Dreyfus Socially Responsible Growth                           -30.47%      -5.64%         -3.77%
Dreyfus Stock Index                                           -23.99%       N/A           -2.56%
Dreyfus VIF - Growth & Income                                 -26.91%      -4.19%         -2.83%
Dreyfus VIF - Money Market                                     -0.52%      2.16%           2.23%
Fidelity VIP Asset Manager: Growth - Service Class 2          -17.55%       N/A           -13.95%
Fidelity VIP Contrafund - Service Class 2                     -11.42%       N/A           -10.36%
Fidelity VIP Equity-Income - Service Class 2                  -18.86%       N/A           -15.46%
Fidelity VIP Growth - Service Class 2                         -31.80%       N/A           -27.28%
Fidelity VIP High Income - Service Class 2                     1.28%        N/A           -5.67%
LSA Diversified Mid-Cap*                                        N/A         N/A           -22.68%
Putnam Health Sciences                                        -22.00%       N/A           -15.89%
Van Kampen UIF U.S. Real Estate                                -2.74%       N/A            6.59%
Goldman Sachs VIT CORE Small Cap Equity                       -16.71%       N/A            0.94%
Goldman Sachs VIT CORE U.S. Equity                            -23.53%       N/A           -5.96%
LSA Equity Growth (2)                                         -31.32%       N/A           -24.84%
LSA Capital Growth (2)                                        -25.96%       N/A           -22.73%
MFS Emerging Growth - Service Class                           -35.03%       N/A           -31.98%
MFS Investors Trust - Service Class(3)                        -22.80%       N/A           -20.78%
MFS New Discovery - Service Class                             -33.28%       N/A           -23.62%
MFS Research - Service Class                                  -26.31%       N/A           -25.01%
MFS Utilities - Service Class                                 -24.51%       N/A           -29.01%
Oppenheimer Aggressive Growth                                 -29.33%       N/A           -16.46%
Oppenheimer Capital Appreciation                              -28.41%       N/A           -9.66%
Oppenheimer Global Securities                                 -23.76%       N/A           -3.71%
Oppenheimer Main Street (4)                                   -20.48%       N/A           -11.83%
Oppenheimer Strategic Bond                                     5.36%        N/A            3.14%
Putnam Growth and Income                                      -20.66%       N/A           -17.42%
Putnam Growth Opportunities                                   -31.00%       N/A           -29.97%
Putnam International Equity (5)                               -19.36%       N/A           -3.89%
Putnam New Value                                              -17.33%       N/A           -13.39%
Putnam Research                                               -23.83%       N/A           -6.69%
Van Kampen UIF Core Plus Fixed Income                          5.25%        N/A            4.94%
Van Kampen UIF Global Value Equity                            -18.57%       N/A           -3.55%
Van Kampen UIF U.S. Mid Cap Core (6)                          -29.56%       N/A           -1.44%
Van Kampen UIF Value                                          -23.78%       N/A           -2.59%
Franklin Small Cap - Class 2                                  -30.21%       N/A           -9.32%
Franklin Technology Securities - Class 2                      -45.20%       N/A           -39.58%
Mutual Shares Securities - Class 2                            -13.60%       N/A            0.29%
Templeton Developing Markets Securities - Class 2              -2.11%       N/A           -10.29%
Templeton Foreign Securities - Class 2                        -20.24%       N/A           -10.48%
* Performance figures are not annualized.



(With the Enhanced  Earnings Death Benefit Rider, and the Enhanced Death Benefit
Rider or the Income Benefit Rider)
                                                                                     10 Year or Since
Variable Sub-Account                                           1 Year      5 Year        Inception
AIM V.I. Aggressive Growth                                    -24.47%       N/A           -23.10%
AIM V.I. Balanced                                             -19.01%       N/A           -4.65%
AIM V.I. Capital Appreciation                                 -26.14%       N/A           -3.45%
AIM V.I. Core Equity(1)                                       -17.52%       N/A           -2.63%
AIM V.I. Dent Demographic Trends                              -33.84%       N/A           -29.72%
AIM V.I. Diversified Income                                    0.05%        N/A           -0.80%
AIM V.I. Growth                                               -32.63%       N/A           -9.81%
AIM V.I. International Growth                                 -17.61%       N/A           -5.29%
AIM V.I. Premier Equity                                       -31.93%       N/A           -3.98%
Dreyfus Socially Responsible Growth                           -30.64%      -5.88%         -4.01%
Dreyfus Stock Index                                           -24.18%       N/A           -2.81%
Dreyfus VIF - Growth & Income                                 -27.09%      -4.43%         -3.08%
Dreyfus VIF - Money Market                                     -0.77%      1.91%           1.97%
Fidelity VIP Asset Manager: Growth - Service Class 2          -17.76%       N/A           -14.17%
Fidelity VIP Contrafund - Service Class 2                     -11.65%       N/A           -10.58%
Fidelity VIP Equity-Income - Service Class 2                  -19.06%       N/A           -15.67%
Fidelity VIP Growth - Service Class 2                         -31.97%       N/A           -27.46%
Fidelity VIP High Income - Service Class 2                     1.03%        N/A           -5.90%
LSA Diversified Mid-Cap*                                        N/A         N/A           -22.81%
Putnam Health Sciences                                        -22.19%       N/A           -16.10%
Van Kampen UIF U.S. Real Estate                                -2.98%       N/A            6.33%
Goldman Sachs VIT CORE Small Cap Equity                       -16.92%       N/A            0.68%
Goldman Sachs VIT CORE U.S. Equity                            -23.72%       N/A           -6.20%
LSA Equity Growth (2)                                         -31.50%       N/A           -25.03%
LSA Capital Growth (2)                                        -26.15%       N/A           -22.92%
MFS Emerging Growth - Service Class                           -35.19%       N/A           -32.15%
MFS Investors Trust - Service Class(3)                        -22.99%       N/A           -20.98%
MFS New Discovery - Service Class                             -33.45%       N/A           -23.81%
MFS Research - Service Class                                  -26.49%       N/A           -25.20%
MFS Utilities - Service Class                                 -24.70%       N/A           -29.19%
Oppenheimer Aggressive Growth                                 -29.51%       N/A           -16.67%
Oppenheimer Capital Appreciation                              -28.59%       N/A           -9.89%
Oppenheimer Global Securities                                 -23.95%       N/A           -3.96%
Oppenheimer Main Street (4)                                   -20.68%       N/A           -12.06%
Oppenheimer Strategic Bond                                     5.10%        N/A            2.88%
Putnam Growth and Income                                      -20.86%       N/A           -17.63%
Putnam Growth Opportunities                                   -31.18%       N/A           -30.15%
Putnam International Equity (5)                               -19.57%       N/A           -4.13%
Putnam New Value                                              -17.54%       N/A           -13.61%
Putnam Research                                               -24.02%       N/A           -6.92%
Van Kampen UIF Core Plus Fixed Income                          4.98%        N/A            4.68%
Van Kampen UIF Global Value Equity                            -18.78%       N/A           -3.79%
Van Kampen UIF U.S. Mid Cap Core (6)                          -29.74%       N/A           -1.69%
Van Kampen UIF Value                                          -23.97%       N/A           -2.84%
Franklin Small Cap - Class 2                                  -30.39%       N/A           -9.55%
Franklin Technology Securities - Class 2                      -45.33%       N/A           -39.73%
Mutual Shares Securities - Class 2                            -13.81%       N/A            0.04%
Templeton Developing Markets Securities - Class 2              -2.36%       N/A           -10.51%
Templeton Foreign Securities - Class 2                        -20.44%       N/A           -10.70%


 * Performance figures are not annualized.


 (With  Income  Benefit,  Enhanced  Death  Benefit and  Enhanced  Earnings  Death
Benefit)

                                                                                     10 Year or Since
Variable Sub-Account                                           1 Year      5 Year        Inception
AIM V.I. Aggressive Growth                                    -24.66%       N/A           -23.30%
AIM V.I. Balanced                                             -19.21%       N/A           -4.89%
AIM V.I. Capital Appreciation                                 -26.32%       N/A           -3.69%
AIM V.I. Core Equity(1)                                       -17.73%       N/A           -2.87%
AIM V.I. Dent Demographic Trends                              -34.01%       N/A           -29.90%
AIM V.I. Diversified Income                                    -0.20%       N/A           -1.06%
AIM V.I. Growth                                               -32.80%       N/A           -10.04%
AIM V.I. International Growth                                 -17.82%       N/A           -5.53%
AIM V.I. Premier Equity                                       -32.10%       N/A           -4.22%
Dreyfus Socially Responsible Growth                           -30.82%      -6.11%         -4.26%
Dreyfus Stock Index                                           -24.37%       N/A           -3.05%
Dreyfus VIF - Growth & Income                                 -27.27%      -4.68%         -3.32%
Dreyfus VIF - Money Market                                     -1.02%      1.65%           1.71%
Fidelity VIP Asset Manager: Growth - Service Class 2          -17.96%       N/A           -14.38%
Fidelity VIP Contrafund - Service Class 2                     -11.87%       N/A           -10.81%
Fidelity VIP Equity-Income - Service Class 2                  -19.26%       N/A           -15.89%
Fidelity VIP Growth - Service Class 2                         -32.14%       N/A           -27.64%
Fidelity VIP High Income - Service Class 2                     0.78%        N/A           -6.14%
LSA Diversified Mid-Cap*                                        N/A         N/A           -22.94%
Putnam Health Sciences                                        -22.39%       N/A           -16.32%
Van Kampen UIF U.S. Real Estate                                -3.23%       N/A            6.06%
Goldman Sachs VIT CORE Small Cap Equity                       -17.13%       N/A            0.43%
Goldman Sachs VIT CORE U.S. Equity                            -23.91%       N/A           -6.44%
LSA Equity Growth (2)                                         -31.67%       N/A           -25.22%
LSA Capital Growth (2)                                        -26.34%       N/A           -23.12%
MFS Emerging Growth - Service Class                           -35.35%       N/A           -32.32%
MFS Investors Trust - Service Class(3)                        -23.18%       N/A           -21.17%
MFS New Discovery - Service Class                             -33.62%       N/A           -24.00%
MFS Research - Service Class                                  -26.68%       N/A           -25.39%
MFS Utilities - Service Class                                 -24.89%       N/A           -29.37%
Oppenheimer Aggressive Growth                                 -29.69%       N/A           -16.88%
Oppenheimer Capital Appreciation                              -28.77%       N/A           -10.12%
Oppenheimer Global Securities                                 -24.14%       N/A           -4.20%
Oppenheimer Main Street (4)                                   -20.88%       N/A           -12.28%
Oppenheimer Strategic Bond                                     4.84%        N/A            2.62%
Putnam Growth and Income                                      -21.06%       N/A           -17.84%
Putnam Growth Opportunities                                   -31.35%       N/A           -30.32%
Putnam International Equity (5)                               -19.77%       N/A           -4.37%
Putnam New Value                                              -17.75%       N/A           -13.83%
Putnam Research                                               -24.21%       N/A           -7.15%
Van Kampen UIF Core Plus Fixed Income                          4.72%        N/A            4.41%
Van Kampen UIF Global Value Equity                            -18.98%       N/A           -4.03%
Van Kampen UIF U.S. Mid Cap Core (6)                          -29.91%       N/A           -1.94%
Van Kampen UIF Value                                          -24.17%       N/A           -3.08%
Franklin Small Cap - Class 2                                  -30.56%       N/A           -9.78%
Franklin Technology Securities - Class 2                      -45.47%       N/A           -39.88%
Mutual Shares Securities - Class 2                            -14.03%       N/A           -0.22%
Templeton Developing Markets Securities - Class 2              -2.60%       N/A           -10.74%
Templeton Foreign Securities - Class 2                        -20.64%       N/A           -10.93%

* Performance figures are not annualized.



(1) Effective 9/30/02, the AIM V.I. Core Equity Fund changed its investment objectives from growth of capital with a secondary objective of current income to growth of capital. Performance shown for the AIM V.I. Core Equity Sub-Account is based on the performance of the Portfolio, which reflects the investment policies of the Portfolio in effect during the periods shown.

(2) Effective 5/1/03 the LSA Focused Equity Fund and the LSA Growth Equity Fund changed their names to LSA Equity Growth Fund and LSA Capital Growth Fund, respectively.

(3) Effective May 1, 2001, the MFS Growth with Income Series changed its name to MFS Investors Trust Series to reflect changes in its investment policies. Performance shown for the MFS Investors Trust Series Sub-Account is based on performance of the Portfolio, which reflects the investment policies of the Portfolio in effect during the periods shown.

(3) Effective 5/1/03 the Oppenheimer Main Street Growth & Income Fund changed its name to Oppenheimer Main Street Fund.

(4) Effective 5/1/03 the Putnam VT International Growth Fund changed its name to Putnam VT International Equity Fund.

(5) Effective 5/1/03 the Van Kampen UIF Mid Cap Value Portfolio changed its name to Van Kampen UIF U.S. Mid Cap Core Portfolio.

(6) Performance shown prior to 5/1/00 is based on the Franklin Small Cap Investments (Class 2) and Mutual Shares Investments (Class 2) Portfolios. On 5/1/00, the Franklin Small Cap Investments (Class 2) and Mutual Shares Investments (Class 2) Portfolios were merged into the Franklin Small Cap (Class
2) and Mutual Shares Securities (Class 2), respectively and were closed.


ADJUSTED HISTORICAL TOTAL RETURNS METHOD 1

Set out below are the adjusted historical total returns method 1 for each Variable Sub-Account since the corresponding Portfolio's inception through December 31, 2002.

The inception dates of the Portfolios are as follows:

                                                            Inception Date
                                                                  of
                                                            Corresponding
Variable Sub-Account                                          Portfolio
AIM V.I. Aggressive Growth                                     05/01/98
AIM V.I. Balanced                                              05/01/98
AIM V.I. Capital Appreciation                                  05/05/93
AIM V.I. Core Equity                                           05/02/94
AIM V.I. Dent Demographic Trends                               12/29/99
AIM V.I. Diversified Income                                    05/05/93
AIM V.I. Growth                                                05/05/93
AIM V.I. International Growth                                  05/05/93
AIM V.I. Premier Equity                                        05/05/93
Dreyfus Socially Responsible Growth                            10/15/93
Dreyfus Stock Index                                            09/29/89
Dreyfus VIF - Growth & Income                                  04/30/94
Dreyfus VIF - Money Market                                     08/31/90
Fidelity VIP Asset Manager: Growth - Service Class 2           01/04/95
Fidelity VIP Contrafund - Service Class 2                      01/04/95
Fidelity VIP Equity-Income - Service Class 2                   10/10/86
Fidelity VIP Growth - Service Class 2                          10/10/86
Fidelity VIP High Income - Service Class 2                     09/20/85
LSA Diversified Mid-Cap                                        08/14/01
Putnam Health Sciences                                         04/30/98
Van Kampen UIF U.S. Real Estate                                03/03/97
Goldman Sachs VIT CORE Small Cap Equity                        02/13/98
Goldman Sachs VIT CORE U.S. Equity                             02/13/98
LSA Equity Growth                                              10/01/99
LSA Capital Growth                                             10/01/99
MFS Emerging Growth - Service Class                            07/24/95
MFS Investors Trust - Service Class                            10/09/95
MFS New Discovery - Service Class                              05/01/98
MFS Research - Service Class                                   07/26/95
MFS Utilities - Service Class                                  01/03/95
Oppenheimer Aggressive Growth                                  08/15/86
Oppenheimer Capital Appreciation                               04/03/85
Oppenheimer Global Securities                                  11/12/90
Oppenheimer Main Street                                        07/05/95
Oppenheimer Strategic Bond                                     05/03/93
Putnam Growth and Income                                       02/01/88
Putnam Growth Opportunities                                    01/31/00
Putnam International Equity                                    01/02/97
Putnam New Value                                               01/02/97
Putnam Research                                                09/29/98
Van Kampen UIF Core Plus Fixed Income                          01/02/97
Van Kampen UIF Global Value Equity                             01/02/97
Van Kampen UIF U.S. Mid Cap Core                               01/02/97
Van Kampen UIF Value                                           01/02/97
Franklin Small Cap - Class 2                                   10/31/95
Franklin Technology Securities - Class 2                       05/31/00
Mutual Shares Securities - Class 2                             11/08/96
Templeton Developing Markets Securities - Class 2              03/04/96
Templeton Foreign Securities - Class 2                         05/01/92


(Without the Enhanced  Death  Benefit  Rider,  the Income  Benefit  Rider or the
Enhanced Earnings Death Benefit Rider)

                                                                                       0 Year or Since
Variable Sub-Account                                              1 Year     5 Year   1   Inception
AIM V.I. Aggressive Growth                                        -23.86%      N/A         -5.24%
AIM V.I. Balanced                                                 -18.38%      N/A         -2.65%
AIM V.I. Capital Appreciation                                     -25.52%    -3.76%         5.67%
AIM V.I. Core Equity(9)                                           -16.88%    -2.46%         6.19%
AIM V.I. Dent Demographic Trends                                  -33.25%      N/A         -28.68%
AIM V.I. Diversified Income                                        0.73%      0.07%         3.14%
AIM V.I. Growth                                                   -32.04%    -9.44%         2.21%
AIM V.I. International Growth                                     -16.97%    -4.69%         2.65%
AIM V.I. Premier Equity                                           -31.33%    -3.70%         6.18%
Dreyfus Socially Responsible Growth                               -30.04%    -5.28%         4.91%
Dreyfus Stock Index                                               -23.56%    -2.46%         7.23%
Dreyfus VIF - Growth & Income                                     -26.48%    -3.81%         6.73%
Dreyfus VIF - Money Market                                        -0.10%      2.57%         2.82%
Fidelity VIP Asset Manager: Growth - Service Class 2 (2)          -17.12%    -3.35%         4.98%
Fidelity VIP Contrafund - Service Class 2(2)                      -11.00%     1.83%        10.24%
Fidelity VIP Equity-Income - Service Class 2(2)                   -18.43%    -1.51%         7.81%
Fidelity VIP Growth - Service Class 2(2)                          -31.37%    -2.18%         6.47%
Fidelity VIP High Income - Service Class 2(2)                      1.71%     -7.75%         1.58%
LSA Diversified Mid-Cap                                           -20.49%      N/A         -15.38%
Putnam Health Sciences(6)                                         -21.57%      N/A         -2.98%
Van Kampen UIF U.S. Real Estate                                   -2.31%      2.74%         5.06%
Goldman Sachs VIT CORE Small Cap Equity                           -16.28%      N/A         -2.36%
Goldman Sachs VIT CORE U.S. Equity                                -23.10%      N/A         -4.05%
LSA Equity Growth (3)                                             -30.90%      N/A         -14.50%
LSA Capital Growth (3)                                            -25.54%      N/A         -11.09%
MFS Emerging Growth - Service Class (4)                           -34.60%    -5.41%         2.65%
MFS Investors Trust - Service Class(4)(10)                        -22.37%    -4.78%         3.66%
MFS New Discovery - Service Class(4)                              -32.85%      N/A          0.39%
MFS Research - Service Class(4)                                   -25.88%    -5.77%         2.00%
MFS Utilities - Service Class(4)                                  -24.09%    -3.59%         6.48%
Oppenheimer Aggressive Growth                                     -28.90%    -3.40%         5.01%
Oppenheimer Capital Appreciation                                  -27.99%     0.73%         8.46%
Oppenheimer Global Securities                                     -23.33%     3.79%        10.19%
Oppenheimer Main Street (5)                                       -20.05%    -4.73%         7.00%
Oppenheimer Strategic Bond                                         5.79%      2.51%         4.17%
Putnam Growth and Income (6)                                      -20.23%    -2.39%         6.80%
Putnam Growth Opportunities(6)                                    -30.58%      N/A         -29.78%
Putnam International Equity(6)(7)                                 -18.94%     0.73%         2.86%
Putnam New Value (6)                                              -16.90%     0.99%         3.30%
Putnam Research (6)                                               -23.40%      N/A         -2.91%
Van Kampen UIF Core Plus Fixed Income                              5.68%      5.43%         5.89%
Van Kampen UIF Global Value Equity                                -18.15%    -1.20%         1.79%
Van Kampen UIF U.S. Mid Cap Core (8)                              -29.13%    -0.12%         5.50%
Van Kampen UIF Value                                              -23.35%    -2.36%         0.93%
Franklin Small Cap - Class 2 (1)(11)                              -29.78%    -1.56%         4.58%
Franklin Technology Securities - Class 2 (1)                      -44.77%      N/A         -36.28%
Mutual Shares Securities - Class 2(1)(11)                         -13.17%     2.33%         4.87%
Templeton Developing Markets Securities - Class 2 (1)(12)         -1.68%     -6.92%        -11.00%
Templeton Foreign Securities - Class 2 (1)(12)                    -19.82%    -3.64%         6.00%



(With the Enhanced Death Benefit Rider or the Income Benefit Rider)
                                                                                       0 Year or Since
Variable Sub-Account                                              1 Year     5 Year   1   Inception
AIM V.I. Aggressive Growth                                        -24.05%      N/A         -5.48%
AIM V.I. Balanced                                                 -18.58%      N/A         -2.89%
AIM V.I. Capital Appreciation                                     -25.71%    -4.00%         5.40%
AIM V.I. Core Equity(9)                                           -17.09%    -2.70%         5.93%
AIM V.I. Dent Demographic Trends                                  -33.41%      N/A         -28.86%
AIM V.I. Diversified Income                                        0.47%     -0.18%         2.88%
AIM V.I. Growth                                                   -32.21%    -9.67%         1.95%
AIM V.I. International Growth                                     -17.18%    -4.93%         2.40%
AIM V.I. Premier Equity                                           -31.51%    -3.94%         5.91%
Dreyfus Socially Responsible Growth                               -30.22%    -5.52%         4.65%
Dreyfus Stock Index                                               -23.75%    -2.70%         6.97%
Dreyfus VIF - Growth & Income                                     -26.66%    -4.05%         6.47%
Dreyfus VIF - Money Market                                        -0.34%      2.31%         2.56%
Fidelity VIP Asset Manager: Growth - Service Class 2 (2)          -17.33%    -3.59%         4.72%
Fidelity VIP Contrafund - Service Class 2(2)                      -11.22%     1.58%         9.97%
Fidelity VIP Equity-Income - Service Class 2(2)                   -18.63%    -1.76%         7.54%
Fidelity VIP Growth - Service Class 2(2)                          -31.54%    -2.43%         6.21%
Fidelity VIP High Income - Service Class 2(2)                      1.46%     -7.98%         1.33%
LSA Diversified Mid-Cap                                           -20.69%      N/A         -15.59%
Putnam Health Sciences(6)                                         -21.77%      N/A         -3.23%
Van Kampen UIF U.S. Real Estate                                   -2.56%      2.49%         4.80%
Goldman Sachs VIT CORE Small Cap Equity                           -16.49%      N/A         -2.60%
Goldman Sachs VIT CORE U.S. Equity                                -23.29%      N/A         -4.29%
LSA Equity Growth (3)                                             -31.07%      N/A         -14.72%
LSA Capital Growth (3)                                            -25.72%      N/A         -11.32%
MFS Emerging Growth - Service Class (4)                           -34.76%    -5.65%         2.40%
MFS Investors Trust - Service Class(4)(10)                        -22.56%    -5.01%         3.40%
MFS New Discovery - Service Class(4)                              -33.02%      N/A          0.14%
MFS Research - Service Class(4)                                   -26.06%    -6.01%         1.74%
MFS Utilities - Service Class(4)                                  -24.28%    -3.83%         6.22%
Oppenheimer Aggressive Growth                                     -29.08%    -3.65%         4.75%
Oppenheimer Capital Appreciation                                  -28.17%     0.48%         8.19%
Oppenheimer Global Securities                                     -23.53%     3.53%         9.92%
Oppenheimer Main Street (5)                                       -20.25%    -4.97%         6.73%
Oppenheimer Strategic Bond                                         5.53%      2.26%         3.91%
Putnam Growth and Income (6)                                      -20.43%    -2.64%         6.53%
Putnam Growth Opportunities(6)                                    -30.75%      N/A         -29.95%
Putnam International Equity(6)(7)                                 -19.14%     0.48%         2.60%
Putnam New Value (6)                                              -17.11%     0.74%         3.04%
Putnam Research (6)                                               -23.59%      N/A         -3.15%
Van Kampen UIF Core Plus Fixed Income                              5.41%      5.17%         5.63%
Van Kampen UIF Global Value Equity                                -18.35%    -1.45%         1.53%
Van Kampen UIF U.S. Mid Cap Core (8)                              -29.31%    -0.37%         5.24%
Van Kampen UIF Value                                              -23.55%    -2.60%         0.68%
Franklin Small Cap - Class 2 (1)(11)                              -29.96%    -1.81%         4.31%
Franklin Technology Securities - Class 2 (1)                      -44.91%      N/A         -36.44%
Mutual Shares Securities - Class 2(1)(11)                         -13.39%     2.08%         4.61%
Templeton Developing Markets Securities - Class 2 (1)(12)         -1.93%     -7.15%        -11.22%
Templeton Foreign Securities - Class 2 (1)(12)                    -20.02%    -3.88%         5.74%



(With the Enhanced Death Benefit Rider and Income Benefit Rider)

                                                                                       0 Year or Since
Variable Sub-Account                                              1 Year     5 Year   1   Inception
AIM V.I. Aggressive Growth                                        -24.24%      N/A         -5.72%
AIM V.I. Balanced                                                 -18.78%      N/A         -3.14%
AIM V.I. Capital Appreciation                                     -25.89%    -4.24%         5.14%
AIM V.I. Core Equity(9)                                           -17.30%    -2.94%         5.66%
AIM V.I. Dent Demographic Trends                                  -33.58%      N/A         -29.04%
AIM V.I. Diversified Income                                        0.22%     -0.43%         2.63%
AIM V.I. Growth                                                   -32.38%    -9.89%         1.70%
AIM V.I. International Growth                                     -17.39%    -5.17%         2.14%
AIM V.I. Premier Equity                                           -31.68%    -4.18%         5.65%
Dreyfus Socially Responsible Growth                               -30.39%    -5.76%         4.39%
Dreyfus Stock Index                                               -23.94%    -2.95%         6.70%
Dreyfus VIF - Growth & Income                                     -26.85%    -4.29%         6.20%
Dreyfus VIF - Money Market                                        -0.59%      2.06%         2.30%
Fidelity VIP Asset Manager: Growth - Service Class 2 (2)          -17.54%    -3.84%         4.46%
Fidelity VIP Contrafund - Service Class 2(2)                      -11.44%     1.32%         9.69%
Fidelity VIP Equity-Income - Service Class 2(2)                   -18.84%    -2.01%         7.27%
Fidelity VIP Growth - Service Class 2(2)                          -31.71%    -2.67%         5.94%
Fidelity VIP High Income - Service Class 2(2)                      1.20%     -8.21%         1.08%
LSA Diversified Mid-Cap                                           -20.89%      N/A         -15.80%
Putnam Health Sciences(6)                                         -21.96%      N/A         -3.47%
Van Kampen UIF U.S. Real Estate                                   -2.80%      2.23%         4.54%
Goldman Sachs VIT CORE Small Cap Equity                           -16.70%      N/A         -2.85%
Goldman Sachs VIT CORE U.S. Equity                                -23.48%      N/A         -4.53%
LSA Equity Growth (3)                                             -31.24%      N/A         -14.93%
LSA Capital Growth (3)                                            -25.91%      N/A         -11.54%
MFS Emerging Growth - Service Class (4)                           -34.93%    -5.88%         2.14%
MFS Investors Trust - Service Class(4)(10)                        -22.76%    -5.25%         3.15%
MFS New Discovery - Service Class(4)                              -33.19%      N/A         -0.11%
MFS Research - Service Class(4)                                   -26.25%    -6.24%         1.49%
MFS Utilities - Service Class(4)                                  -24.46%    -4.07%         5.95%
Oppenheimer Aggressive Growth                                     -29.26%    -3.89%         4.48%
Oppenheimer Capital Appreciation                                  -28.35%     0.23%         7.92%
Oppenheimer Global Securities                                     -23.72%     3.27%         9.64%
Oppenheimer Main Street (5)                                       -20.45%    -5.21%         6.47%
Oppenheimer Strategic Bond                                         5.26%      2.00%         3.65%
Putnam Growth and Income (6)                                      -20.63%    -2.88%         6.27%
Putnam Growth Opportunities(6)                                    -30.92%      N/A         -30.13%
Putnam International Equity(6)(7)                                 -19.34%     0.23%         2.35%
Putnam New Value (6)                                              -17.32%     0.49%         2.78%
Putnam Research (6)                                               -23.79%      N/A         -3.40%
Van Kampen UIF Core Plus Fixed Income                              5.15%      4.90%         5.36%
Van Kampen UIF Global Value Equity                                -18.55%    -1.70%         1.28%
Van Kampen UIF U.S. Mid Cap Core (8)                              -29.49%    -0.62%         4.97%
Van Kampen UIF Value                                              -23.74%    -2.84%         0.43%
Franklin Small Cap - Class 2 (1)(11)                              -30.13%    -2.05%         4.05%
Franklin Technology Securities - Class 2 (1)                      -45.04%      N/A         -36.60%
Mutual Shares Securities - Class 2(1)(11)                         -13.60%     1.82%         4.35%
Templeton Developing Markets Securities - Class 2 (1)(12)         -2.17%     -7.39%        -11.44%
Templeton Foreign Securities - Class 2 (1)(12)                    -20.22%    -4.12%         5.47%


(With Enhanced Earnings Death Benefit)
                                                                                       0 Year or Since
Variable Sub-Account                                              1 Year     5 Year   1   Inception
AIM V.I. Aggressive Growth                                        -24.21%      N/A         -5.58%
AIM V.I. Balanced                                                 -18.73%      N/A         -2.98%
AIM V.I. Capital Appreciation                                     -25.87%    -4.05%         5.46%
AIM V.I. Core Equity(9)                                           -17.23%    -2.75%         5.97%
AIM V.I. Dent Demographic Trends                                  -33.60%      N/A         -29.26%
AIM V.I. Diversified Income                                        0.38%     -0.28%         2.83%
AIM V.I. Growth                                                   -32.39%    -9.75%         1.98%
AIM V.I. International Growth                                     -17.32%    -5.00%         2.41%
AIM V.I. Premier Equity                                           -31.68%    -3.98%         5.97%
Dreyfus Socially Responsible Growth                               -30.39%    -5.57%         4.68%
Dreyfus Stock Index                                               -23.91%    -2.75%         7.03%
Dreyfus VIF - Growth & Income                                     -26.83%    -4.12%         6.52%
Dreyfus VIF - Money Market                                        -0.45%      2.24%         2.50%
Fidelity VIP Asset Manager: Growth - Service Class 2 (2)          -17.47%    -3.67%         4.76%
Fidelity VIP Contrafund - Service Class 2(2)                      -11.35%     1.55%        10.06%
Fidelity VIP Equity-Income - Service Class 2(2)                   -18.78%    -1.83%         7.60%
Fidelity VIP Growth - Service Class 2(2)                          -31.72%    -2.44%         6.28%
Fidelity VIP High Income - Service Class 2(2)                      1.36%     -8.17%         1.32%
LSA Diversified Mid-Cap                                           -20.84%      N/A         -15.86%
Putnam Health Sciences(6)                                         -21.92%      N/A         -3.33%
Van Kampen UIF U.S. Real Estate                                   -2.66%      2.39%         4.73%
Goldman Sachs VIT CORE Small Cap Equity                           -16.63%      N/A         -2.72%
Goldman Sachs VIT CORE U.S. Equity                                -23.45%      N/A         -4.37%
LSA Equity Growth (3)                                             -31.25%      N/A         -14.93%
LSA Capital Growth (3)                                            -25.89%      N/A         -11.51%
MFS Emerging Growth - Service Class (4)                           -34.95%    -5.67%         2.43%
MFS Investors Trust - Service Class(4)(10)                        -22.72%    -5.09%         3.40%
MFS New Discovery - Service Class(4)                              -33.20%      N/A          0.10%
MFS Research - Service Class(4)                                   -26.23%    -6.08%         1.74%
MFS Utilities - Service Class(4)                                  -24.44%    -3.89%         6.29%
Oppenheimer Aggressive Growth                                     -29.25%    -3.68%         4.80%
Oppenheimer Capital Appreciation                                  -28.34%     0.47%         8.26%
Oppenheimer Global Securities                                     -23.68%     3.54%        10.02%
Oppenheimer Main Street (5)                                       -20.40%    -5.06%         6.78%
Oppenheimer Strategic Bond                                         5.44%      2.17%         3.86%
Putnam Growth and Income (6)                                      -20.58%    -2.71%         6.59%
Putnam Growth Opportunities(6)                                    -30.93%      N/A         -30.29%
Putnam International Equity(6)(7)                                 -19.29%     0.46%         2.61%
Putnam New Value (6)                                              -17.25%     0.67%         3.01%
Putnam Research (6)                                               -23.75%      N/A         -3.25%
Van Kampen UIF Core Plus Fixed Income                              5.33%      5.10%         5.58%
Van Kampen UIF Global Value Equity                                -18.50%    -1.52%         1.51%
Van Kampen UIF U.S. Mid Cap Core (8)                              -29.48%    -0.40%         5.28%
Van Kampen UIF Value                                              -23.70%    -2.70%         0.64%
Franklin Small Cap - Class 2 (1)(11)                              -30.13%    -1.84%         4.31%
Franklin Technology Securities - Class 2 (1)                      -45.12%      N/A         -36.82%
Mutual Shares Securities - Class 2(1)(11)                         -13.52%     2.01%         4.54%
Templeton Developing Markets Securities - Class 2 (1)(12)         -2.03%     -7.33%        -11.57%
Templeton Foreign Securities - Class 2 (1)(12)                    -20.17%    -3.96%         5.81%



(With the Enhanced  Earnings Death Benefit Rider, and the Enhanced Death Benefit
Rider or the Income Benefit Rider)
                                                                                       0 Year or Since
Variable Sub-Account                                              1 Year     5 Year   1   Inception
AIM V.I. Aggressive Growth                                        -24.40%      N/A         -5.82%
AIM V.I. Balanced                                                 -18.93%      N/A         -3.23%
AIM V.I. Capital Appreciation                                     -26.06%    -4.29%         5.19%
AIM V.I. Core Equity(9)                                           -17.44%    -2.99%         5.70%
AIM V.I. Dent Demographic Trends                                  -33.76%      N/A         -29.44%
AIM V.I. Diversified Income                                        0.12%     -0.53%         2.57%
AIM V.I. Growth                                                   -32.56%    -9.97%         1.72%
AIM V.I. International Growth                                     -17.53%    -5.24%         2.15%
AIM V.I. Premier Equity                                           -31.86%    -4.22%         5.70%
Dreyfus Socially Responsible Growth                               -30.57%    -5.81%         4.42%
Dreyfus Stock Index                                               -24.10%    -2.99%         6.76%
Dreyfus VIF - Growth & Income                                     -27.01%    -4.36%         6.26%
Dreyfus VIF - Money Market                                        -0.69%      1.98%         2.24%
Fidelity VIP Asset Manager: Growth - Service Class 2 (2)          -17.68%    -3.92%         4.50%
Fidelity VIP Contrafund - Service Class 2(2)                      -11.57%     1.30%         9.78%
Fidelity VIP Equity-Income - Service Class 2(2)                   -18.98%    -2.08%         7.33%
Fidelity VIP Growth - Service Class 2(2)                          -31.89%    -2.69%         6.01%
Fidelity VIP High Income - Service Class 2(2)                      1.11%     -8.40%         1.06%
LSA Diversified Mid-Cap                                           -21.04%      N/A         -16.07%
Putnam Health Sciences(6)                                         -22.12%      N/A         -3.57%
Van Kampen UIF U.S. Real Estate                                   -2.91%      2.13%         4.47%
Goldman Sachs VIT CORE Small Cap Equity                           -16.84%      N/A         -2.96%
Goldman Sachs VIT CORE U.S. Equity                                -23.64%      N/A         -4.61%
LSA Equity Growth (3)                                             -31.42%      N/A         -15.14%
LSA Capital Growth (3)                                            -26.07%      N/A         -11.73%
MFS Emerging Growth - Service Class (4)                           -35.11%    -5.91%         2.17%
MFS Investors Trust - Service Class(4)(10)                        -22.91%    -5.33%         3.14%
MFS New Discovery - Service Class(4)                              -33.37%      N/A         -0.15%
MFS Research - Service Class(4)                                   -26.41%    -6.32%         1.49%
MFS Utilities - Service Class(4)                                  -24.63%    -4.13%         6.02%
Oppenheimer Aggressive Growth                                     -29.43%    -3.92%         4.54%
Oppenheimer Capital Appreciation                                  -28.52%     0.22%         7.98%
Oppenheimer Global Securities                                     -23.88%     3.28%         9.74%
Oppenheimer Main Street (5)                                       -20.60%    -5.30%         6.52%
Oppenheimer Strategic Bond                                         5.18%      1.91%         3.60%
Putnam Growth and Income (6)                                      -20.78%    -2.96%         6.32%
Putnam Growth Opportunities(6)                                    -31.10%      N/A         -30.47%
Putnam International Equity(6)(7)                                 -19.49%     0.21%         2.35%
Putnam New Value (6)                                              -17.46%     0.42%         2.75%
Putnam Research (6)                                               -23.94%      N/A         -3.49%
Van Kampen UIF Core Plus Fixed Income                              5.06%      4.84%         5.32%
Van Kampen UIF Global Value Equity                                -18.70%    -1.76%         1.25%
Van Kampen UIF U.S. Mid Cap Core (8)                              -29.66%    -0.66%         5.01%
Van Kampen UIF Value                                              -23.90%    -2.94%         0.38%
Franklin Small Cap - Class 2 (1)(11)                              -30.31%    -2.09%         4.05%
Franklin Technology Securities - Class 2 (1)                      -45.26%      N/A         -36.98%
Mutual Shares Securities - Class 2(1)(11)                         -13.74%     1.76%         4.28%
Templeton Developing Markets Securities - Class 2 (1)(12)         -2.28%     -7.57%        -11.79%
Templeton Foreign Securities - Class 2 (1)(12)                    -20.37%    -4.20%         5.54%



(With  Income  Benefit,  Enhanced  Death  Benefit and  Enhanced  Earnings  Death
Benefit)
                                                                                       0 Year or Since
Variable Sub-Account                                              1 Year     5 Year   1   Inception
AIM V.I. Aggressive Growth                                        -24.59%      N/A         -6.06%
AIM V.I. Balanced                                                 -19.13%      N/A         -3.47%
AIM V.I. Capital Appreciation                                     -26.24%    -4.53%         4.93%
AIM V.I. Core Equity(9)                                           -17.65%    -3.24%         5.44%
AIM V.I. Dent Demographic Trends                                  -33.93%      N/A         -29.61%
AIM V.I. Diversified Income                                       -0.13%     -0.78%         2.31%
AIM V.I. Growth                                                   -32.73%    -10.20%        1.47%
AIM V.I. International Growth                                     -17.74%    -5.48%         1.89%
AIM V.I. Premier Equity                                           -32.03%    -4.46%         5.44%
Dreyfus Socially Responsible Growth                               -30.74%    -6.05%         4.15%
Dreyfus Stock Index                                               -24.29%    -3.24%         6.49%
Dreyfus VIF - Growth & Income                                     -27.20%    -4.60%         5.99%
Dreyfus VIF - Money Market                                        -0.94%      1.72%         1.98%
Fidelity VIP Asset Manager: Growth - Service Class 2 (2)          -17.89%    -4.16%         4.23%
Fidelity VIP Contrafund - Service Class 2(2)                      -11.79%     1.04%         9.51%
Fidelity VIP Equity-Income - Service Class 2(2)                   -19.19%    -2.33%         7.06%
Fidelity VIP Growth - Service Class 2(2)                          -32.06%    -2.93%         5.74%
Fidelity VIP High Income - Service Class 2(2)                      0.85%     -8.64%         0.81%
LSA Diversified Mid-Cap                                           -21.24%      N/A         -16.29%
Putnam Health Sciences(6)                                         -22.31%      N/A         -3.81%
Van Kampen UIF U.S. Real Estate                                   -3.15%      1.87%         4.21%
Goldman Sachs VIT CORE Small Cap Equity                           -17.05%      N/A         -3.21%
Goldman Sachs VIT CORE U.S. Equity                                -23.83%      N/A         -4.85%
LSA Equity Growth (3)                                             -31.59%      N/A         -15.36%
LSA Capital Growth (3)                                            -26.26%      N/A         -11.95%
MFS Emerging Growth - Service Class (4)                           -35.28%    -6.15%         1.91%
MFS Investors Trust - Service Class(4)(10)                        -23.11%    -5.57%         2.88%
MFS New Discovery - Service Class(4)                              -33.54%      N/A         -0.40%
MFS Research - Service Class(4)                                   -26.60%    -6.55%         1.23%
MFS Utilities - Service Class(4)                                  -24.81%    -4.37%         5.75%
Oppenheimer Aggressive Growth                                     -29.61%    -4.16%         4.28%
Oppenheimer Capital Appreciation                                  -28.70%    -0.04%         7.71%
Oppenheimer Global Securities                                     -24.07%     3.02%         9.47%
Oppenheimer Main Street (5)                                       -20.80%    -5.54%         6.25%
Oppenheimer Strategic Bond                                         4.91%      1.65%         3.33%
Putnam Growth and Income (6)                                      -20.98%    -3.20%         6.05%
Putnam Growth Opportunities(6)                                    -31.27%      N/A         -30.65%
Putnam International Equity(6)(7)                                 -19.69%    -0.04%         2.09%
Putnam New Value (6)                                              -17.67%     0.17%         2.49%
Putnam Research (6)                                               -24.14%      N/A         -3.74%
Van Kampen UIF Core Plus Fixed Income                              4.80%      4.58%         5.05%
Van Kampen UIF Global Value Equity                                -18.90%    -2.01%         1.00%
Van Kampen UIF U.S. Mid Cap Core (8)                              -29.84%    -0.91%         4.75%
Van Kampen UIF Value                                              -24.09%    -3.19%         0.13%
Franklin Small Cap - Class 2 (1)(11)                              -30.48%    -2.34%         3.79%
Franklin Technology Securities - Class 2 (1)                      -45.39%      N/A         -37.14%
Mutual Shares Securities - Class 2(1)(11)                         -13.95%     1.50%         4.01%
Templeton Developing Markets Securities - Class 2 (1)(12)         -2.52%     -7.80%        -12.02%
Templeton Foreign Securities - Class 2 (1)(12)                    -20.57%    -4.44%         5.28%



(1) Each of the Portfolios' Class 2 shares (12b-1 class) were first offered on 1/6/99, except for Franklin Technology Securities and Templeton Developing Markets Securities, which were first offered on 9/1/00 and 5/1/97, respectively. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolios' Class 1 shares (non-12b-1 class), adjusted to reflect the 12b-1 fees of the Portfolios' 12b-1 class shares.

(2) Each of the Portfolios' Service Class 2 shares (12b-1 class) were first offered on 1/12/00. For periods prior to this date, the performance shown is based on the historical performance of the Portfolios' Initial Class shares (non-12b-1 class), adjusted to reflect the 12b-1 fees of the Portfolios' 12b-1 class shares.

(3) Effective 5/1/03 the LSA Focused Equity Fund and the LSA Growth Equity Fund changed their names to LSA Equity Growth Fund and LSA Capital Growth Fund, respectively.

(4) Each of the Portfolios Service Class shares (12b-1 class) were first offered on 5/1/00. For periods prior to this date, the performance shown is based on the historical performance of the Portfolios' Initial Class shares (non-12b-1 class), adjusted to reflect the 12b-1 fees of the Portfolios' 12b-1 class shares

(5) Effective 5/1/03 the Oppenheimer Main Street Growth & Income Fund changed its name to Oppenheimer Main Street Fund.

(6) Each of the Portfoilios Class IB shares (12b-1 class) commenced operation on 4/30/98, except for the Putnam Growth and Income Fund which commenced operations 4/6/98 and Putnam Research Fund which commenced operations 9/30/98. For periods prior to the inception of the Portfolios' Class IB shares (12b-1 class), the performance shown is based on the historical performance of the Portfolios' Class IA shares (non-12b-1 class), adjusted to reflect the 12b-1 fees of the Portfolios' 12b-1 class shares.

(7) Effective 5/1/03 the Putnam VT International Growth Fund changed its name to Putnam VT International Equity Fund.

(8) Effective 5/1/03 the Van Kampen UIF Mid Cap Value Portfolio changed its name to Van Kampen UIF U.S. Mid Cap Core Portfolio.

(9) Effective 9/30/02, the AIM V.I. Core Equity Fund changed its investment objectives from growth of capital with a secondary objective of current income to growth of capital. Performance shown for the AIM V.I. Core Equity Sub-Account is based on the performance of the Portfolio, which reflects the investment policies of the Portfolio in effect during the periods shown.

(10) Effective May 1, 2001, the MFS Growth with Income Series changed its name to MFS Investors Trust Series to reflect changes in its investment policies. Performance shown for the MFS Investors Trust Series Sub-Account is based on performance of the Portfolio, which reflects the investment policies of the Portfolio in effect during the periods shown.

(11) The adjusted historical performance figures for the Franklin Small Cap (Class 2) and Mutual Shares Securities (Class 2) Variable Sub-Accounts are based on the historical performance of the Franklin Small Cap (Class 2) and Mutual Shares Securities (Class 2) Portfolio, respectively. These figures do not reflect the performance of predecessor Variable Sub-Accounts prior to May 1, 2000.

(12) The adjusted historical performance figures for the Templeton Global Income Securities (Class 2), and Templeton Growth Securities (Class 2) Variable Sub-Accounts are based on the historical performance of the Templeton Global Income Securities (Class 2), and Templeton Growth Securities (Class 2) Portfolios, respectively. These figures do not reflect the performance of predecessor Variable Sub-Accounts prior to May 1, 2000.

ADJUSTED HISTORICAL TOTAL RETURNS METHOD 2

Set out below are the adjusted historical total returns method 2 for each Variable Sub-Account since the corresponding Portfolio's inception through December 31, 2002.


The inception dates of the Portfolios are listed under "Adjusted Historical Returns Method 1"





(Without the Enhanced  Death  Benefit  Rider,  the Income  Benefit  Rider or the
Enhanced Earnings Death Benefit Rider)

                                                                                     10 Year or Since
Variable Sub-Account                                           1 Year      5 Year        Inception
AIM V.I. Aggressive Growth                                    -23.93%       N/A           -5.32%
AIM V.I. Balanced                                             -18.45%       N/A           -2.72%
AIM V.I. Capital Appreciation                                 -25.60%      -3.82%          5.62%
AIM V.I. Core Equity(9)                                       -16.96%      -2.52%          6.14%
AIM V.I. Dent Demographic Trends                              -33.32%       N/A           -28.81%
AIM V.I. Diversified Income                                    0.65%       0.00%           3.07%
AIM V.I. Growth                                               -32.11%      -9.51%          2.16%
AIM V.I. International Growth                                 -17.05%      -4.76%          2.60%
AIM V.I. Premier Equity                                       -31.41%      -3.76%          6.13%
Dreyfus Socially Responsible Growth                           -30.12%      -5.35%          4.86%
Dreyfus Stock Index                                           -23.64%      -2.52%          7.19%
Dreyfus VIF - Growth & Income                                 -26.56%      -3.88%          6.69%
Dreyfus VIF - Money Market                                     -0.17%      2.50%           2.75%
Fidelity VIP Asset Manager: Growth - Service Class 2 (2)      -17.20%      -3.42%          4.93%
Fidelity VIP Contrafund - Service Class 2(2)                  -11.07%      1.77%          10.20%
Fidelity VIP Equity-Income - Service Class 2(2)               -18.51%      -1.58%          7.76%
Fidelity VIP Growth - Service Class 2(2)                      -31.45%      -2.24%          6.43%
Fidelity VIP High Income - Service Class 2(2)                  1.63%       -7.85%          1.53%
LSA Diversified Mid-Cap                                       -20.57%       N/A           -15.49%
Putnam Health Sciences(6)                                     -21.65%       N/A           -3.06%
Van Kampen UIF U.S. Real Estate                                -2.39%      2.67%           4.99%
Goldman Sachs VIT CORE Small Cap Equity                       -16.36%       N/A           -2.44%
Goldman Sachs VIT CORE U.S. Equity                            -23.18%       N/A           -4.12%
LSA Equity Growth (3)                                         -30.97%       N/A           -14.60%
LSA Capital Growth (3)                                        -25.61%       N/A           -11.19%
MFS Emerging Growth - Service Class (4)                       -34.68%      -5.47%          2.60%
MFS Investors Trust - Service Class(4)(10)                    -22.45%      -4.85%          3.60%
MFS New Discovery - Service Class(4)                          -32.93%       N/A            0.33%
MFS Research - Service Class(4)                               -25.96%      -5.84%          1.94%
MFS Utilities - Service Class(4)                              -24.16%      -3.66%          6.44%
Oppenheimer Aggressive Growth                                 -28.98%      -3.46%          4.96%
Oppenheimer Capital Appreciation                              -28.06%      0.67%           8.41%
Oppenheimer Global Securities                                 -23.41%      3.74%          10.15%
Oppenheimer Main Street (5)                                   -20.13%      -4.80%          6.95%
Oppenheimer Strategic Bond                                     5.71%       2.44%           4.10%
Putnam Growth and Income (6)                                  -20.31%      -2.46%          6.75%
Putnam Growth Opportunities(6)                                -30.65%       N/A           -29.89%
Putnam International Equity(6)(7)                             -19.01%      0.67%           2.80%
Putnam New Value (6)                                          -16.98%      0.92%           3.23%
Putnam Research (6)                                           -23.48%       N/A           -2.99%
Van Kampen UIF Core Plus Fixed Income                          5.60%       5.36%           5.82%
Van Kampen UIF Global Value Equity                            -18.22%      -1.27%          1.72%
Van Kampen UIF U.S. Mid Cap Core (8)                          -29.21%      -0.19%          5.45%
Van Kampen UIF Value                                          -23.43%      -2.43%          0.87%
Franklin Small Cap - Class 2 (1)(11)                          -29.86%      -1.62%          4.52%
Franklin Technology Securities - Class 2 (1)                  -44.85%       N/A           -36.40%
Mutual Shares Securities - Class 2(1)(11)                     -13.25%      2.26%           4.80%
Templeton Developing Markets Securities - Class 2 (1)(12)      -1.76%      -7.01%         -11.12%
Templeton Foreign Securities - Class 2 (1)                    -19.89%      -3.71%          5.96%


(With the Enhanced Death Benefit Rider or the Income Benefit Rider)
                                                                                       0 Year or Since
Variable Sub-Account                                              1 Year     5 Year   1   Inception
AIM V.I. Aggressive Growth                                        -24.12%      N/A         -5.55%
AIM V.I. Balanced                                                 -18.66%      N/A         -2.97%
AIM V.I. Capital Appreciation                                     -25.79%    -4.06%         5.36%
AIM V.I. Core Equity(9)                                           -17.17%    -2.77%         5.88%
AIM V.I. Dent Demographic Trends                                  -33.49%      N/A         -28.99%
AIM V.I. Diversified Income                                        0.40%     -0.26%         2.81%
AIM V.I. Growth                                                   -32.28%    -9.73%         1.90%
AIM V.I. International Growth                                     -17.26%    -5.00%         2.34%
AIM V.I. Premier Equity                                           -31.58%    -4.00%         5.87%
Dreyfus Socially Responsible Growth                               -30.29%    -5.58%         4.60%
Dreyfus Stock Index                                               -23.83%    -2.77%         6.92%
Dreyfus VIF - Growth & Income                                     -26.74%    -4.12%         6.42%
Dreyfus VIF - Money Market                                        -0.42%      2.24%         2.49%
Fidelity VIP Asset Manager: Growth - Service Class 2 (2)          -17.41%    -3.67%         4.67%
Fidelity VIP Contrafund - Service Class 2(2)                      -11.30%     1.51%         9.93%
Fidelity VIP Equity-Income - Service Class 2(2)                   -18.71%    -1.83%         7.49%
Fidelity VIP Growth - Service Class 2(2)                          -31.62%    -2.48%         6.16%
Fidelity VIP High Income - Service Class 2(2)                      1.38%     -8.08%         1.27%
LSA Diversified Mid-Cap                                           -20.77%      N/A         -15.70%
Putnam Health Sciences(6)                                         -21.84%      N/A         -3.30%
Van Kampen UIF U.S. Real Estate                                   -2.63%      2.41%         4.73%
Goldman Sachs VIT CORE Small Cap Equity                           -16.57%      N/A         -2.68%
Goldman Sachs VIT CORE U.S. Equity                                -23.37%      N/A         -4.36%
LSA Equity Growth (3)                                             -31.15%      N/A         -14.81%
LSA Capital Growth (3)                                            -25.80%      N/A         -11.41%
MFS Emerging Growth - Service Class (4)                           -34.84%    -5.70%         2.35%
MFS Investors Trust - Service Class(4)(10)                        -22.64%    -5.08%         3.35%
MFS New Discovery - Service Class(4)                              -33.10%      N/A          0.07%
MFS Research - Service Class(4)                                   -26.14%    -6.08%         1.69%
MFS Utilities - Service Class(4)                                  -24.35%    -3.90%         6.17%
Oppenheimer Aggressive Growth                                     -29.16%    -3.71%         4.70%
Oppenheimer Capital Appreciation                                  -28.24%     0.42%         8.14%
Oppenheimer Global Securities                                     -23.60%     3.48%         9.88%
Oppenheimer Main Street (5)                                       -20.33%    -5.04%         6.68%
Oppenheimer Strategic Bond                                         5.45%      2.18%         3.84%
Putnam Growth and Income (6)                                      -20.51%    -2.71%         6.49%
Putnam Growth Opportunities(6)                                    -30.83%      N/A         -30.07%
Putnam International Equity(6)(7)                                 -19.22%     0.42%         2.55%
Putnam New Value (6)                                              -17.19%     0.67%         2.97%
Putnam Research (6)                                               -23.67%      N/A         -3.23%
Van Kampen UIF Core Plus Fixed Income                              5.33%      5.09%         5.56%
Van Kampen UIF Global Value Equity                                -18.43%    -1.52%         1.47%
Van Kampen UIF U.S. Mid Cap Core (8)                              -29.39%    -0.43%         5.19%
Van Kampen UIF Value                                              -23.62%    -2.68%         0.62%
Franklin Small Cap - Class 2 (1)(11)                              -30.04%    -1.87%         4.26%
Franklin Technology Securities - Class 2 (1)                      -44.98%      N/A         -36.56%
Mutual Shares Securities - Class 2(1)(11)                         -13.46%     2.01%         4.53%
Templeton Developing Markets Securities - Class 2 (1)(12)         -2.01%     -7.25%        -11.34%
Templeton Foreign Securities - Class 2 (1)(12)                    -20.09%    -3.95%         5.69%



(With the Enhanced Death Benefit Rider and Income Benefit Rider)
                                                                                       0 Year or Since
Variable Sub-Account                                              1 Year     5 Year   1   Inception
AIM V.I. Aggressive Growth                                        -24.31%      N/A         -5.79%
AIM V.I. Balanced                                                 -18.86%      N/A         -3.21%
AIM V.I. Capital Appreciation                                     -25.97%    -4.30%         5.09%
AIM V.I. Core Equity(9)                                           -17.38%    -3.01%         5.61%
AIM V.I. Dent Demographic Trends                                  -33.66%      N/A         -29.17%
AIM V.I. Diversified Income                                        0.15%     -0.50%         2.56%
AIM V.I. Growth                                                   -32.45%    -9.96%         1.65%
AIM V.I. International Growth                                     -17.47%    -5.24%         2.09%
AIM V.I. Premier Equity                                           -31.75%    -4.24%         5.60%
Dreyfus Socially Responsible Growth                               -30.47%    -5.82%         4.34%
Dreyfus Stock Index                                               -24.02%    -3.01%         6.66%
Dreyfus VIF - Growth & Income                                     -26.92%    -4.36%         6.16%
Dreyfus VIF - Money Market                                        -0.67%      1.98%         2.23%
Fidelity VIP Asset Manager: Growth - Service Class 2 (2)          -17.61%    -3.91%         4.41%
Fidelity VIP Contrafund - Service Class 2(2)                      -11.52%     1.26%         9.65%
Fidelity VIP Equity-Income - Service Class 2(2)                   -18.91%    -2.08%         7.22%
Fidelity VIP Growth - Service Class 2(2)                          -31.79%    -2.73%         5.90%
Fidelity VIP High Income - Service Class 2(2)                      1.13%     -8.31%         1.02%
LSA Diversified Mid-Cap                                           -20.97%      N/A         -15.91%
Putnam Health Sciences(6)                                         -22.04%      N/A         -3.54%
Van Kampen UIF U.S. Real Estate                                   -2.88%      2.15%         4.46%
Goldman Sachs VIT CORE Small Cap Equity                           -16.78%      N/A         -2.93%
Goldman Sachs VIT CORE U.S. Equity                                -23.56%      N/A         -4.60%
LSA Equity Growth (3)                                             -31.32%      N/A         -15.02%
LSA Capital Growth (3)                                            -25.99%      N/A         -11.63%
MFS Emerging Growth - Service Class (4)                           -35.00%    -5.94%         2.09%
MFS Investors Trust - Service Class(4)(10)                        -22.83%    -5.32%         3.09%
MFS New Discovery - Service Class(4)                              -33.27%      N/A         -0.18%
MFS Research - Service Class(4)                                   -26.33%    -6.31%         1.43%
MFS Utilities - Service Class(4)                                  -24.54%    -4.14%         5.91%
Oppenheimer Aggressive Growth                                     -29.34%    -3.95%         4.44%
Oppenheimer Capital Appreciation                                  -28.42%     0.17%         7.87%
Oppenheimer Global Securities                                     -23.79%     3.22%         9.60%
Oppenheimer Main Street (5)                                       -20.53%    -5.28%         6.42%
Oppenheimer Strategic Bond                                         5.19%      1.92%         3.58%
Putnam Growth and Income (6)                                      -20.71%    -2.95%         6.22%
Putnam Growth Opportunities(6)                                    -31.00%      N/A         -30.24%
Putnam International Equity(6)(7)                                 -19.42%     0.17%         2.29%
Putnam New Value (6)                                              -17.40%     0.42%         2.72%
Putnam Research (6)                                               -23.86%      N/A         -3.47%
Van Kampen UIF Core Plus Fixed Income                              5.07%      4.83%         5.29%
Van Kampen UIF Global Value Equity                                -18.63%    -1.77%         1.22%
Van Kampen UIF U.S. Mid Cap Core (8)                              -29.56%    -0.68%         4.92%
Van Kampen UIF Value                                              -23.82%    -2.92%         0.36%
Franklin Small Cap - Class 2 (1)(11)                              -30.21%    -2.12%         4.00%
Franklin Technology Securities - Class 2 (1)                      -45.12%      N/A         -36.72%
Mutual Shares Securities - Class 2(1)(11)                         -13.68%     1.75%         4.27%
Templeton Developing Markets Securities - Class 2 (1)(12)         -2.25%     -7.48%        -11.57%
Templeton Foreign Securities - Class 2 (1)(12)                    -20.29%    -4.19%         5.43%



(With Enhanced Earnings Death Benefit)
                                                                                       0 Year or Since
Variable Sub-Account                                              1 Year     5 Year   1   Inception
AIM V.I. Aggressive Growth                                        -24.28%      N/A         -5.66%
AIM V.I. Balanced                                                 -18.80%      N/A         -3.06%
AIM V.I. Capital Appreciation                                     -25.95%    -4.11%         5.41%
AIM V.I. Core Equity(9)                                           -17.31%    -2.81%         5.92%
AIM V.I. Dent Demographic Trends                                  -33.67%      N/A         -29.38%
AIM V.I. Diversified Income                                        0.30%     -0.36%         2.76%
AIM V.I. Growth                                                   -32.46%    -9.81%         1.93%
AIM V.I. International Growth                                     -17.40%    -5.07%         2.35%
AIM V.I. Premier Equity                                           -31.76%    -4.04%         5.92%
Dreyfus Socially Responsible Growth                               -30.47%    -5.64%         4.63%
Dreyfus Stock Index                                               -23.99%    -2.81%         6.98%
Dreyfus VIF - Growth & Income                                     -26.91%    -4.19%         6.48%
Dreyfus VIF - Money Market                                        -0.52%      2.16%         2.43%
Fidelity VIP Asset Manager: Growth - Service Class 2 (2)          -17.55%    -3.75%         4.71%
Fidelity VIP Contrafund - Service Class 2(2)                      -11.42%     1.49%        10.02%
Fidelity VIP Equity-Income - Service Class 2(2)                   -18.86%    -1.90%         7.56%
Fidelity VIP Growth - Service Class 2(2)                          -31.80%    -2.50%         6.23%
Fidelity VIP High Income - Service Class 2(2)                      1.28%     -8.26%         1.26%
LSA Diversified Mid-Cap                                           -20.92%      N/A         -15.97%
Putnam Health Sciences(6)                                         -22.00%      N/A         -3.40%
Van Kampen UIF U.S. Real Estate                                   -2.74%      2.30%         4.66%
Goldman Sachs VIT CORE Small Cap Equity                           -16.71%      N/A         -2.80%
Goldman Sachs VIT CORE U.S. Equity                                -23.53%      N/A         -4.44%
LSA Equity Growth (3)                                             -31.32%      N/A         -15.02%
LSA Capital Growth (3)                                            -25.96%      N/A         -11.60%
MFS Emerging Growth - Service Class (4)                           -35.03%    -5.73%         2.38%
MFS Investors Trust - Service Class(4)(10)                        -22.80%    -5.16%         3.34%
MFS New Discovery - Service Class(4)                              -33.28%      N/A          0.04%
MFS Research - Service Class(4)                                   -26.31%    -6.15%         1.69%
MFS Utilities - Service Class(4)                                  -24.51%    -3.95%         6.24%
Oppenheimer Aggressive Growth                                     -29.33%    -3.74%         4.76%
Oppenheimer Capital Appreciation                                  -28.41%     0.41%         8.21%
Oppenheimer Global Securities                                     -23.76%     3.48%         9.98%
Oppenheimer Main Street (5)                                       -20.48%    -5.14%         6.74%
Oppenheimer Strategic Bond                                         5.36%      2.09%         3.79%
Putnam Growth and Income (6)                                      -20.66%    -2.78%         6.54%
Putnam Growth Opportunities(6)                                    -31.00%      N/A         -30.41%
Putnam International Equity(6)(7)                                 -19.36%     0.41%         2.55%
Putnam New Value (6)                                              -17.33%     0.60%         2.94%
Putnam Research (6)                                               -23.83%      N/A         -3.32%
Van Kampen UIF Core Plus Fixed Income                              5.25%      5.03%         5.51%
Van Kampen UIF Global Value Equity                                -18.57%    -1.59%         1.45%
Van Kampen UIF U.S. Mid Cap Core (8)                              -29.56%    -0.47%         5.23%
Van Kampen UIF Value                                              -23.78%    -2.77%         0.57%
Franklin Small Cap - Class 2 (1)(11)                              -30.21%    -1.90%         4.25%
Franklin Technology Securities - Class 2 (1)                      -45.20%      N/A         -36.94%
Mutual Shares Securities - Class 2(1)(11)                         -13.60%     1.94%         4.46%
Templeton Developing Markets Securities - Class 2 (1)(12)         -2.11%     -7.42%        -11.70%
Templeton Foreign Securities - Class 2 (1)(12)                    -20.24%    -4.03%         5.76%





(With the Enhanced  Earnings Death Benefit Rider, and the Enhanced Death Benefit
Rider or the Income Benefit Rider)

                                                                                       0 Year or Since
Variable Sub-Account                                              1 Year     5 Year   1   Inception
AIM V.I. Aggressive Growth                                        -24.47%      N/A         -5.89%
AIM V.I. Balanced                                                 -19.01%      N/A         -3.30%
AIM V.I. Capital Appreciation                                     -26.14%    -4.35%         5.15%
AIM V.I. Core Equity(9)                                           -17.52%    -3.06%         5.65%
AIM V.I. Dent Demographic Trends                                  -33.84%      N/A         -29.56%
AIM V.I. Diversified Income                                        0.05%     -0.61%         2.50%
AIM V.I. Growth                                                   -32.63%    -10.04%        1.67%
AIM V.I. International Growth                                     -17.61%    -5.31%         2.09%
AIM V.I. Premier Equity                                           -31.93%    -4.28%         5.66%
Dreyfus Socially Responsible Growth                               -30.64%    -5.88%         4.36%
Dreyfus Stock Index                                               -24.18%    -3.06%         6.71%
Dreyfus VIF - Growth & Income                                     -27.09%    -4.43%         6.21%
Dreyfus VIF - Money Market                                        -0.77%      1.91%         2.17%
Fidelity VIP Asset Manager: Growth - Service Class 2 (2)          -17.76%    -3.99%         4.45%
Fidelity VIP Contrafund - Service Class 2(2)                      -11.65%     1.24%         9.74%
Fidelity VIP Equity-Income - Service Class 2(2)                   -19.06%    -2.15%         7.29%
Fidelity VIP Growth - Service Class 2(2)                          -31.97%    -2.75%         5.96%
Fidelity VIP High Income - Service Class 2(2)                      1.03%     -8.50%         1.00%
LSA Diversified Mid-Cap                                           -21.12%      N/A         -16.18%
Putnam Health Sciences(6)                                         -22.19%      N/A         -3.65%
Van Kampen UIF U.S. Real Estate                                   -2.98%      2.05%         4.40%
Goldman Sachs VIT CORE Small Cap Equity                           -16.92%      N/A         -3.05%
Goldman Sachs VIT CORE U.S. Equity                                -23.72%      N/A         -4.68%
LSA Equity Growth (3)                                             -31.50%      N/A         -15.24%
LSA Capital Growth (3)                                            -26.15%      N/A         -11.83%
MFS Emerging Growth - Service Class (4)                           -35.19%    -5.97%         2.12%
MFS Investors Trust - Service Class(4)(10)                        -22.99%    -5.40%         3.08%
MFS New Discovery - Service Class(4)                              -33.45%      N/A         -0.22%
MFS Research - Service Class(4)                                   -26.49%    -6.39%         1.43%
MFS Utilities - Service Class(4)                                  -24.70%    -4.20%         5.98%
Oppenheimer Aggressive Growth                                     -29.51%    -3.98%         4.49%
Oppenheimer Capital Appreciation                                  -28.59%     0.16%         7.94%
Oppenheimer Global Securities                                     -23.95%     3.22%         9.70%
Oppenheimer Main Street (5)                                       -20.68%    -5.38%         6.47%
Oppenheimer Strategic Bond                                         5.10%      1.83%         3.53%
Putnam Growth and Income (6)                                      -20.86%    -3.03%         6.27%
Putnam Growth Opportunities(6)                                    -31.18%      N/A         -30.58%
Putnam International Equity(6)(7)                                 -19.57%     0.15%         2.29%
Putnam New Value (6)                                              -17.54%     0.35%         2.68%
Putnam Research (6)                                               -24.02%      N/A         -3.57%
Van Kampen UIF Core Plus Fixed Income                              4.98%      4.77%         5.25%
Van Kampen UIF Global Value Equity                                -18.78%    -1.83%         1.19%
Van Kampen UIF U.S. Mid Cap Core (8)                              -29.74%    -0.72%         4.96%
Van Kampen UIF Value                                              -23.97%    -3.02%         0.31%
Franklin Small Cap - Class 2 (1)(11)                              -30.39%    -2.15%         3.99%
Franklin Technology Securities - Class 2 (1)                      -45.33%      N/A         -37.10%
Mutual Shares Securities - Class 2(1)(11)                         -13.81%     1.69%         4.20%
Templeton Developing Markets Securities - Class 2 (1)(12)         -2.36%     -7.66%        -11.93%
Templeton Foreign Securities - Class 2 (1)(12)                    -20.44%    -4.27%         5.50%



(With  Income  Benefit,  Enhanced  Death  Benefit and  Enhanced  Earnings  Death
Benefit)
                                                                                       0 Year or Since
Variable Sub-Account                                              1 Year     5 Year   1   Inception
AIM V.I. Aggressive Growth                                        -24.66%      N/A         -6.13%
AIM V.I. Balanced                                                 -19.21%      N/A         -3.55%
AIM V.I. Capital Appreciation                                     -26.32%    -4.60%         4.88%
AIM V.I. Core Equity(9)                                           -17.73%    -3.30%         5.39%
AIM V.I. Dent Demographic Trends                                  -34.01%      N/A         -29.74%
AIM V.I. Diversified Income                                       -0.20%     -0.86%         2.24%
AIM V.I. Growth                                                   -32.80%    -10.27%        1.41%
AIM V.I. International Growth                                     -17.82%    -5.55%         1.84%
AIM V.I. Premier Equity                                           -32.10%    -4.52%         5.39%
Dreyfus Socially Responsible Growth                               -30.82%    -6.11%         4.10%
Dreyfus Stock Index                                               -24.37%    -3.30%         6.45%
Dreyfus VIF - Growth & Income                                     -27.27%    -4.68%         5.94%
Dreyfus VIF - Money Market                                        -1.02%      1.65%         1.91%
Fidelity VIP Asset Manager: Growth - Service Class 2 (2)          -17.96%    -4.23%         4.18%
Fidelity VIP Contrafund - Service Class 2(2)                      -11.87%     0.98%         9.47%
Fidelity VIP Equity-Income - Service Class 2(2)                   -19.26%    -2.40%         7.02%
Fidelity VIP Growth - Service Class 2(2)                          -32.14%    -2.99%         5.70%
Fidelity VIP High Income - Service Class 2(2)                      0.78%     -8.73%         0.75%
LSA Diversified Mid-Cap                                           -21.32%      N/A         -16.39%
Putnam Health Sciences(6)                                         -22.39%      N/A         -3.89%
Van Kampen UIF U.S. Real Estate                                   -3.23%      1.79%         4.13%
Goldman Sachs VIT CORE Small Cap Equity                           -17.13%      N/A         -3.29%
Goldman Sachs VIT CORE U.S. Equity                                -23.91%      N/A         -4.92%
LSA Equity Growth (3)                                             -31.67%      N/A         -15.45%
LSA Capital Growth (3)                                            -26.34%      N/A         -12.05%
MFS Emerging Growth - Service Class (4)                           -35.35%    -6.21%         1.86%
MFS Investors Trust - Service Class(4)(10)                        -23.18%    -5.64%         2.82%
MFS New Discovery - Service Class(4)                              -33.62%      N/A         -0.47%
MFS Research - Service Class(4)                                   -26.68%    -6.62%         1.17%
MFS Utilities - Service Class(4)                                  -24.89%    -4.44%         5.71%
Oppenheimer Aggressive Growth                                     -29.69%    -4.22%         4.23%
Oppenheimer Capital Appreciation                                  -28.77%    -0.09%         7.66%
Oppenheimer Global Securities                                     -24.14%     2.96%         9.43%
Oppenheimer Main Street (5)                                       -20.88%    -5.62%         6.20%
Oppenheimer Strategic Bond                                         4.84%      1.58%         3.26%
Putnam Growth and Income (6)                                      -21.06%    -3.27%         6.01%
Putnam Growth Opportunities(6)                                    -31.35%      N/A         -30.76%
Putnam International Equity(6)(7)                                 -19.77%    -0.10%         2.03%
Putnam New Value (6)                                              -17.75%     0.09%         2.43%
Putnam Research (6)                                               -24.21%      N/A         -3.81%
Van Kampen UIF Core Plus Fixed Income                              4.72%      4.50%         4.98%
Van Kampen UIF Global Value Equity                                -18.98%    -2.08%         0.94%
Van Kampen UIF U.S. Mid Cap Core (8)                              -29.91%    -0.97%         4.70%
Van Kampen UIF Value                                              -24.17%    -3.27%         0.06%
Franklin Small Cap - Class 2 (1)(11)                              -30.56%    -2.40%         3.73%
Franklin Technology Securities - Class 2 (1)                      -45.47%      N/A         -37.26%
Mutual Shares Securities - Class 2(1)(11)                         -14.03%     1.43%         3.94%
Templeton Developing Markets Securities - Class 2 (1)(12)         -2.60%     -7.89%        -12.15%
Templeton Foreign Securities - Class 2 (1)(12)                    -20.64%    -4.51%         5.23%




(1) Each of the Portfolios' Class 2 shares (12b-1 class) were first offered on 1/6/99, except for Franklin Technology Securities and Templeton Developing Markets Securities, which were first offered on 9/1/00 and 5/1/97, respectively. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolios' Class 1 shares (non-12b-1 class), adjusted to reflect the 12b-1 fees of the Portfolios' 12b-1 class shares.

(2) Each of the Portfolios' Service Class 2 shares (12b-1 class) were first offered on 1/12/00. For periods prior to this date, the performance shown is based on the historical performance of the Portfolios' Initial Class shares (non-12b-1 class), adjusted to reflect the 12b-1 fees of the Portfolios' 12b-1 class shares.

(3) Effective 5/1/03 the LSA Focused Equity Fund and the LSA Growth Equity Fund changed their names to LSA Equity Growth Fund and LSA Capital Growth Fund, respectively.

(4) Each of the Portfolios Service Class shares (12b-1 class) were first offered on 5/1/00. For periods prior to this date, the performance shown is based on the historical performance of the Portfolios' Initial Class shares (non-12b-1 class), adjusted to reflect the 12b-1 fees of the Portfolios' 12b-1 class shares

(5) Effective 5/1/03 the Oppenheimer Main Street Growth & Income Fund changed its name to Oppenheimer Main Street Fund.

(6) Each of the Portfoilios Class IB shares (12b-1 class) commenced operation on 4/30/98, except for the Putnam Growth and Income Fund which commenced operations 4/6/98 and Putnam Research Fund which commenced operations 9/30/98. For periods prior to the inception of the Portfolios' Class IB shares (12b-1 class), the performance shown is based on the historical performance of the Portfolios' Class IA shares (non-12b-1 class), adjusted to reflect the 12b-1 fees of the Portfolios' 12b-1 class shares.

(7) Effective 5/1/03 the Putnam VT International Growth Fund changed its name to Putnam VT International Equity Fund.

(8) Effective 5/1/03 the Van Kampen UIF Mid Cap Value Portfolio changed its name to Van Kampen UIF U.S. Mid Cap Core Portfolio.

(9) Effective 9/30/02, the AIM V.I. Core Equity Fund changed its investment objectives from growth of capital with a secondary objective of current income to growth of capital. Performance shown for the AIM V.I. Core Equity Sub-Account is based on the performance of the Portfolio, which reflects the investment policies of the Portfolio in effect during the periods shown.

(10) Effective May 1, 2001, the MFS Growth with Income Series changed its name to MFS Investors Trust Series to reflect changes in its investment policies. Performance shown for the MFS Investors Trust Series Sub-Account is based on performance of the Portfolio, which reflects the investment policies of the Portfolio in effect during the periods shown.

(11) The adjusted historical performance figures for the Franklin Small Cap (Class 2) and Mutual Shares Securities (Class 2) Variable Sub-Accounts are based on the historical performance of the Franklin Small Cap (Class 2) and Mutual Shares Securities (Class 2) Portfolio, respectively. These figures do not reflect the performance of predecessor Variable Sub-Accounts prior to May 1, 2000.

(12) The adjusted historical performance figures for the Templeton Global Income Securities (Class 2), and Templeton Growth Securities (Class 2) Variable Sub-Accounts are based on the historical performance of the Templeton Global Income Securities (Class 2), and Templeton Growth Securities (Class 2) Portfolios, respectively. These figures do not reflect the performance of predecessor Variable Sub-Accounts prior to May 1, 2000.



SUNTRUST

STANDARDIZED TOTAL RETURNS

Set out below are the non-standardized total returns for each Variable Sub-Account since its inception through December 31, 2002.


The inception dates of the Varaible Sub-Accounts are as follows:

                                                         Sub-Account
Variable Sub-Accounts                                     Inception
AIM V.I. Balanced                                          11/10/98
AIM V.I. Capital Appreciation                              01/26/98
AIM V.I. Core Equity                                       01/26/98
AIM V.I. Growth                                            01/26/98
AIM V.I. High Yield                                        11/10/98
AIM V.I. Premier Equity                                    01/26/98
Federated Prime Money Fund II                              11/01/99
Fidelity VIP Contrafund - Service Class 2                  05/01/01
Fidelity VIP Equity-Income - Service Class 2               05/01/01
Fidelity VIP Growth - Service Class 2                      05/01/01
Fidelity VIP High Income - Service Class 2                 05/01/01
Fidelity VIP Index 500 - Service Class 2                   05/01/01
Fidelity VIP Overseas - Service Class 2                    05/01/01
MFS Emerging Growth - Service Class                        05/01/01
MFS Investors Trust - Service Class                        05/01/01
MFS New Discovery - Service Class                          05/01/01
MFS Research - Service Class                               05/01/01
MFS Utilities - Service Class                              05/01/01
Oppenheimer Aggressive Growth                              11/01/99
Oppenheimer Capital Appreciation                           11/01/99
Oppenheimer Global Securities                              11/01/99
Oppenheimer Main Street                                    11/01/99
Oppenheimer Multiple Strategies                            01/24/00
Oppenheimer Strategic Bond                                 11/01/99
Putnam Diversified Income                                  05/01/01
Putnam Growth and Income                                   05/01/01
Putnam Growth Opportunities                                05/01/01
Putnam Health Sciences                                     05/01/01
Putnam New Value                                           05/01/01
Putnam Discovery Growth                                    05/01/01
STI Capital Appreciation                                   11/01/99
STI Growth and Income                                      01/24/00
STI International Equity                                   01/24/00
STI Investment Grade Bond                                  01/24/00
STI Mid-Cap Equity                                         01/24/00
STI Small Cap Value Equity                                 01/24/00
STI Value Income Stock                                     11/01/99
Templeton Global Income Securities - Class 2               01/21/00
Templeton Growth Securities - Class 2                      11/01/99



(Without the Enhanced  Death  Benefit  Rider,  the Income  Benefit  Rider or the
Enhanced Earnings Death Benefit Rider)
                                                                                 10 Year or Since
Variable Sub-Account                                       1 Year     5 Year        Inception
AIM V.I. Balanced                                         -18.45%       N/A           -3.99%
AIM V.I. Capital Appreciation                             -25.60%       N/A           -2.92%
AIM V.I. Core Equity(4)                                   -16.96%       N/A           -2.09%
AIM V.I. Growth                                           -32.11%       N/A           -9.28%
AIM V.I. High Yield                                        -7.36%       N/A           -6.13%
AIM V.I. Premier Equity                                   -31.41%       N/A           -3.45%
Federated Prime Money Fund II                              -0.24%       N/A           2.05%
Fidelity VIP Contrafund - Service Class 2                 -11.07%       N/A           -9.93%
Fidelity VIP Equity-Income - Service Class 2              -18.51%       N/A          -15.04%
Fidelity VIP Growth - Service Class 2                     -31.45%       N/A          -26.84%
Fidelity VIP High Income - Service Class 2                 1.63%        N/A           -5.23%
Fidelity VIP Index 500 - Service Class 2                  -23.72%       N/A          -20.07%
Fidelity VIP Overseas - Service Class 2                   -21.76%       N/A          -24.34%
MFS Emerging Growth - Service Class                       -34.68%       N/A          -31.53%
MFS Investors Trust - Service Class(6)                    -22.45%       N/A          -20.34%
MFS New Discovery - Service Class                         -32.93%       N/A          -23.20%
MFS Research - Service Class                              -25.96%       N/A          -24.57%
MFS Utilities - Service Class                             -24.16%       N/A          -28.55%
Oppenheimer Aggressive Growth                             -28.98%       N/A          -16.03%
Oppenheimer Capital Appreciation                          -28.06%       N/A           -9.26%
Oppenheimer Global Securities                             -23.41%       N/A           -3.34%
Oppenheimer Main Street(2)                                -20.13%       N/A          -11.38%
Oppenheimer Multiple Strategies                           -11.86%       N/A           -2.29%
Oppenheimer Strategic Bond                                 5.71%        N/A           3.58%
Putnam Diversified Income                                  4.20%        N/A           3.02%
Putnam Growth and Income                                  -20.31%       N/A          -16.99%
Putnam Growth Opportunities                               -30.65%       N/A          -29.52%
Putnam Health Sciences                                    -21.65%       N/A          -15.47%
Putnam New Value                                          -16.98%       N/A          -12.97%
Putnam Discovery Growth(3)                                -30.74%       N/A          -29.59%
STI Capital Appreciation(5)                               -23.17%       N/A           -7.99%
STI Growth and Income                                     -21.89%       N/A           -8.10%
STI International Equity                                  -19.92%       N/A          -14.34%
STI Investment Grade Bond                                  5.67%        N/A           6.17%
STI Mid-Cap Equity                                        -29.63%       N/A          -13.15%
STI Small Cap Value Equity                                 -2.79%       N/A           14.30%
STI Value Income Stock                                    -18.34%       N/A           -6.24%
Templeton Global Income Securities - Class 2(1)            19.21%       N/A           7.89%
Templeton Growth Securities - Class 2(1)                  -19.82%       N/A           -2.25%



(With the Enhanced  Death  Benefit  Rider or the Income Benefit Rider)

                                                                              10 Year or Since
Variable Sub-Account                                    1 Year      5 Year        Inception
AIM V.I. Balanced                                       -18.58%      N/A           -4.15%
AIM V.I. Capital Appreciation                           -25.71%      N/A           -3.10%
AIM V.I. Core Equity(4)                                 -17.09%      N/A           -2.28%
AIM V.I. Growth                                         -32.21%      N/A           -9.44%
AIM V.I. High Yield                                     -7.52%       N/A           -6.26%
AIM V.I. Premier Equity                                 -31.51%      N/A           -3.63%
Federated Prime Money Fund II                           -0.41%       N/A            1.89%
Fidelity VIP Contrafund - Service Class 2               -11.22%      N/A           -10.06%
Fidelity VIP Equity-Income - Service Class 2            -18.63%      N/A           -15.15%
Fidelity VIP Growth - Service Class 2                   -31.54%      N/A           -26.93%
Fidelity VIP High Income - Service Class 2               1.46%       N/A           -5.37%
Fidelity VIP Index 500 - Service Class 2                -23.83%      N/A           -20.18%
Fidelity VIP Overseas - Service Class 2                 -21.88%      N/A           -24.43%
MFS Emerging Growth - Service Class                     -34.76%      N/A           -31.60%
MFS Investors Trust - Service Class(6)                  -22.56%      N/A           -20.44%
MFS New Discovery - Service Class                       -33.02%      N/A           -23.30%
MFS Research - Service Class                            -26.06%      N/A           -24.66%
MFS Utilities - Service Class                           -24.28%      N/A           -28.62%
Oppenheimer Aggressive Growth                           -29.08%      N/A           -16.15%
Oppenheimer Capital Appreciation                        -28.17%      N/A           -9.39%
Oppenheimer Global Securities                           -23.53%      N/A           -3.50%
Oppenheimer Main Street(2)                              -20.25%      N/A           -11.50%
Oppenheimer Multiple Strategies                         -12.00%      N/A           -2.46%
Oppenheimer Strategic Bond                               5.53%       N/A            3.42%
Putnam Diversified Income                                4.02%       N/A            2.85%
Putnam Growth and Income                                -20.43%      N/A           -17.11%
Putnam Growth Opportunities                             -30.75%      N/A           -29.60%
Putnam Health Sciences                                  -21.77%      N/A           -15.59%
Putnam New Value                                        -17.11%      N/A           -13.09%
Putnam Discovery Growth(3)                              -30.84%      N/A           -29.67%
STI Capital Appreciation(5)                             -23.28%      N/A           -8.13%
STI Growth and Income                                   -22.01%      N/A           -8.26%
STI International Equity                                -20.04%      N/A           -14.47%
STI Investment Grade Bond                                5.49%       N/A            5.98%
STI Mid-Cap Equity                                      -29.73%      N/A           -13.28%
STI Small Cap Value Equity                              -2.96%       N/A           14.11%
STI Value Income Stock                                  -18.47%      N/A           -6.37%
Templeton Global Income Securities - Class 2(1)         18.99%       N/A            7.70%
Templeton Growth Securities - Class 2(1)                -19.94%      N/A           -2.40%


(With the Enhanced Death Benefit Rider and Income Benefit Rider)
                                                                                 10 Year or Since
Variable Sub-Account                                       1 Year     5 Year        Inception
AIM V.I. Balanced                                         -18.86%       N/A           -4.47%
AIM V.I. Capital Appreciation                             -25.97%       N/A           -3.40%
AIM V.I. Core Equity(4)                                   -17.38%       N/A           -2.58%
AIM V.I. Growth                                           -32.45%       N/A           -9.73%
AIM V.I. High Yield                                        -7.83%       N/A           -6.60%
AIM V.I. Premier Equity                                   -31.75%       N/A           -3.94%
Federated Prime Money Fund II                              -0.73%       N/A           1.54%
Fidelity VIP Contrafund - Service Class 2                 -11.52%       N/A          -10.38%
Fidelity VIP Equity-Income - Service Class 2              -18.91%       N/A          -15.46%
Fidelity VIP Growth - Service Class 2                     -31.79%       N/A          -27.21%
Fidelity VIP High Income - Service Class 2                 1.13%        N/A           -5.70%
Fidelity VIP Index 500 - Service Class 2                  -24.10%       N/A          -20.47%
Fidelity VIP Overseas - Service Class 2                   -22.15%       N/A          -24.72%
MFS Emerging Growth - Service Class                       -35.00%       N/A          -31.87%
MFS Investors Trust - Service Class(6)                    -22.83%       N/A          -20.74%
MFS New Discovery - Service Class                         -33.27%       N/A          -23.59%
MFS Research - Service Class                              -26.33%       N/A          -24.94%
MFS Utilities - Service Class                             -24.54%       N/A          -28.90%
Oppenheimer Aggressive Growth                             -29.34%       N/A          -16.45%
Oppenheimer Capital Appreciation                          -28.42%       N/A           -9.71%
Oppenheimer Global Securities                             -23.79%       N/A           -3.82%
Oppenheimer Main Street(2)                                -20.53%       N/A          -11.82%
Oppenheimer Multiple Strategies                           -12.30%       N/A           -2.78%
Oppenheimer Strategic Bond                                 5.19%        N/A           3.06%
Putnam Diversified Income                                  3.68%        N/A           2.50%
Putnam Growth and Income                                  -20.71%       N/A          -17.41%
Putnam Growth Opportunities                               -31.00%       N/A          -29.87%
Putnam Health Sciences                                    -22.04%       N/A          -15.90%
Putnam New Value                                          -17.40%       N/A          -13.40%
Putnam Discovery Growth(3)                                -31.09%       N/A          -29.95%
STI Capital Appreciation(5)                               -23.55%       N/A           -8.45%
STI Growth and Income                                     -22.28%       N/A           -8.56%
STI International Equity                                  -20.32%       N/A          -14.77%
STI Investment Grade Bond                                  5.14%        N/A           5.64%
STI Mid-Cap Equity                                        -29.98%       N/A          -13.58%
STI Small Cap Value Equity                                 -3.28%       N/A           13.79%
STI Value Income Stock                                    -18.75%       N/A           -6.71%
Templeton Global Income Securities - Class 2(1)            18.61%       N/A           7.35%
Templeton Growth Securities - Class 2(1)                  -20.22%       N/A           -2.74%



(With Enhanced Earnings Death Benefit)
                                                                                 10 Year or Since
Variable Sub-Account                                       1 Year     5 Year        Inception
AIM V.I. Balanced                                         -18.80%       N/A           -4.38%
AIM V.I. Capital Appreciation                             -25.95%       N/A           -3.20%
AIM V.I. Core Equity(4)                                   -17.31%       N/A           -2.38%
AIM V.I. Growth                                           -32.46%       N/A           -9.59%
AIM V.I. High Yield                                        -7.71%       N/A           -6.57%
AIM V.I. Premier Equity                                   -31.76%       N/A           -3.73%
Federated Prime Money Fund II                              -0.59%       N/A           1.61%
Fidelity VIP Contrafund - Service Class 2                 -11.42%       N/A          -10.36%
Fidelity VIP Equity-Income - Service Class 2              -18.86%       N/A          -15.46%
Fidelity VIP Growth - Service Class 2                     -31.80%       N/A          -27.28%
Fidelity VIP High Income - Service Class 2                 1.28%        N/A           -5.67%
Fidelity VIP Index 500 - Service Class 2                  -24.07%       N/A          -20.50%
Fidelity VIP Overseas - Service Class 2                   -22.11%       N/A          -24.79%
MFS Emerging Growth - Service Class                       -35.03%       N/A          -31.98%
MFS Investors Trust - Service Class(6)                    -22.80%       N/A          -20.78%
MFS New Discovery - Service Class                         -33.28%       N/A          -23.62%
MFS Research - Service Class                              -26.31%       N/A          -25.01%
MFS Utilities - Service Class                             -24.51%       N/A          -29.01%
Oppenheimer Aggressive Growth                             -29.33%       N/A          -16.46%
Oppenheimer Capital Appreciation                          -28.41%       N/A           -9.66%
Oppenheimer Global Securities                             -23.76%       N/A           -3.71%
Oppenheimer Main Street(2)                                -20.48%       N/A          -11.83%
Oppenheimer Multiple Strategies                           -12.21%       N/A           -2.64%
Oppenheimer Strategic Bond                                 5.36%        N/A           3.14%
Putnam Diversified Income                                  3.85%        N/A           2.60%
Putnam Growth and Income                                  -20.66%       N/A          -17.42%
Putnam Growth Opportunities                               -31.00%       N/A          -29.97%
Putnam Health Sciences                                    -22.00%       N/A          -15.89%
Putnam New Value                                          -17.33%       N/A          -13.39%
Putnam Discovery Growth(3)                                -31.09%       N/A          -30.04%
STI Capital Appreciation(5)                               -23.52%       N/A           -8.42%
STI Growth and Income                                     -22.24%       N/A           -8.46%
STI International Equity                                  -20.27%       N/A          -14.74%
STI Investment Grade Bond                                  5.32%        N/A           5.83%
STI Mid-Cap Equity                                        -29.98%       N/A          -13.53%
STI Small Cap Value Equity                                 -3.14%       N/A           14.00%
STI Value Income Stock                                    -18.69%       N/A           -6.68%
Templeton Global Income Securities - Class 2(1)            18.86%       N/A           7.54%
Templeton Growth Securities - Class 2(1)                  -20.17%       N/A           -2.64%


(With the Enhanced  Earnings Death Benefit Rider, and the Enhanced Death Benefit
Rider or the Income Benefit Rider)

                                                                                 10 Year or Since
Variable Sub-Account                                       1 Year     5 Year        Inception
AIM V.I. Balanced                                         -19.01%       N/A           -4.62%
AIM V.I. Capital Appreciation                             -26.14%       N/A           -3.45%
AIM V.I. Core Equity(4)                                   -17.52%       N/A           -2.63%
AIM V.I. Growth                                           -32.63%       N/A           -9.81%
AIM V.I. High Yield                                        -7.95%       N/A           -6.80%
AIM V.I. Premier Equity                                   -31.93%       N/A           -3.98%
Federated Prime Money Fund II                              -0.83%       N/A           1.36%
Fidelity VIP Contrafund - Service Class 2                 -11.65%       N/A          -10.58%
Fidelity VIP Equity-Income - Service Class 2              -19.06%       N/A          -15.67%
Fidelity VIP Growth - Service Class 2                     -31.97%       N/A          -27.46%
Fidelity VIP High Income - Service Class 2                 1.03%        N/A           -5.90%
Fidelity VIP Index 500 - Service Class 2                  -24.26%       N/A          -20.70%
Fidelity VIP Overseas - Service Class 2                   -22.30%       N/A          -24.98%
MFS Emerging Growth - Service Class                       -35.19%       N/A          -32.15%
MFS Investors Trust - Service Class(6)                    -22.99%       N/A          -20.98%
MFS New Discovery - Service Class                         -33.45%       N/A          -23.81%
MFS Research - Service Class                              -26.49%       N/A          -25.20%
MFS Utilities - Service Class                             -24.70%       N/A          -29.19%
Oppenheimer Aggressive Growth                             -29.51%       N/A          -16.67%
Oppenheimer Capital Appreciation                          -28.59%       N/A           -9.89%
Oppenheimer Global Securities                             -23.95%       N/A           -3.96%
Oppenheimer Main Street(2)                                -20.68%       N/A          -12.06%
Oppenheimer Multiple Strategies                           -12.43%       N/A           -2.88%
Oppenheimer Strategic Bond                                 5.10%        N/A           2.88%
Putnam Diversified Income                                  3.59%        N/A           2.34%
Putnam Growth and Income                                  -20.86%       N/A          -17.63%
Putnam Growth Opportunities                               -31.18%       N/A          -30.15%
Putnam Health Sciences                                    -22.19%       N/A          -16.10%
Putnam New Value                                          -17.54%       N/A          -13.61%
Putnam Discovery Growth(3)                                -31.26%       N/A          -30.22%
STI Capital Appreciation(5)                               -23.71%       N/A           -8.65%
STI Growth and Income                                     -22.44%       N/A           -8.69%
STI International Equity                                  -20.47%       N/A          -14.96%
STI Investment Grade Bond                                  5.06%        N/A           5.57%
STI Mid-Cap Equity                                        -30.16%       N/A          -13.75%
STI Small Cap Value Equity                                 -3.39%       N/A           13.75%
STI Value Income Stock                                    -18.90%       N/A           -6.92%
Templeton Global Income Securities - Class 2(1)            18.56%       N/A           7.27%
Templeton Growth Securities - Class 2(1)                  -20.37%       N/A           -2.89%



(With  Income  Benefit,  Enhanced  Death  Benefit and  Enhanced  Earnings  Death
Benefit)

                                                                                 10 Year or Since
Variable Sub-Account                                       1 Year     5 Year        Inception
AIM V.I. Balanced                                         -19.21%       N/A           -4.86%
AIM V.I. Capital Appreciation                             -26.32%       N/A           -3.69%
AIM V.I. Core Equity(4)                                   -17.73%       N/A           -2.87%
AIM V.I. Growth                                           -32.80%       N/A          -10.04%
AIM V.I. High Yield                                        -8.18%       N/A           -7.04%
AIM V.I. Premier Equity                                   -32.10%       N/A           -4.22%
Federated Prime Money Fund II                              -1.08%       N/A           1.10%
Fidelity VIP Contrafund - Service Class 2                 -11.87%       N/A          -10.81%
Fidelity VIP Equity-Income - Service Class 2              -19.26%       N/A          -15.89%
Fidelity VIP Growth - Service Class 2                     -32.14%       N/A          -27.64%
Fidelity VIP High Income - Service Class 2                 0.78%        N/A           -6.14%
Fidelity VIP Index 500 - Service Class 2                  -24.45%       N/A          -20.90%
Fidelity VIP Overseas - Service Class 2                   -22.50%       N/A          -25.17%
MFS Emerging Growth - Service Class                       -35.35%       N/A          -32.32%
MFS Investors Trust - Service Class(6)                    -23.18%       N/A          -21.17%
MFS New Discovery - Service Class                         -33.62%       N/A          -24.00%
MFS Research - Service Class                              -26.68%       N/A          -25.39%
MFS Utilities - Service Class                             -24.89%       N/A          -29.37%
Oppenheimer Aggressive Growth                             -29.69%       N/A          -16.88%
Oppenheimer Capital Appreciation                          -28.77%       N/A          -10.12%
Oppenheimer Global Securities                             -24.14%       N/A           -4.20%
Oppenheimer Main Street(2)                                -20.88%       N/A          -12.28%
Oppenheimer Multiple Strategies                           -12.65%       N/A           -3.13%
Oppenheimer Strategic Bond                                 4.84%        N/A           2.62%
Putnam Diversified Income                                  3.33%        N/A           2.08%
Putnam Growth and Income                                  -21.06%       N/A          -17.84%
Putnam Growth Opportunities                               -31.35%       N/A          -30.32%
Putnam Health Sciences                                    -22.39%       N/A          -16.32%
Putnam New Value                                          -17.75%       N/A          -13.83%
Putnam Discovery Growth(3)                                -31.44%       N/A          -30.40%
STI Capital Appreciation(5)                               -23.90%       N/A           -8.88%
STI Growth and Income                                     -22.63%       N/A           -8.92%
STI International Equity                                  -20.67%       N/A          -15.17%
STI Investment Grade Bond                                  4.79%        N/A           5.30%
STI Mid-Cap Equity                                        -30.33%       N/A          -13.96%
STI Small Cap Value Equity                                 -3.63%       N/A           13.49%
STI Value Income Stock                                    -19.10%       N/A           -7.15%
Templeton Global Income Securities - Class 2(1)            18.26%       N/A           7.00%
Templeton Growth Securities - Class 2(1)                  -20.57%       N/A           -3.13%



(1) Performance shown prior to 5/1/00 is based on the Templeton Bond (Class 2) and Templeton Stock (Class 2) Sub-Accounts. On 5/1/00, the Templeton Bond (Class
2), and Templeton Stock (Class 2) Portfolios were merged into the Templeton Global Income Securities (Class 2) and Templeton Growth Securities (Class 2) portfolios, respectively and were closed. For administrative convenience, on May 1, 2000, we merged the corresponding Sub-Accounts into new Sub-Accounts named Templeton Global Income Securities (Class 2) and Templeton Growth Securities (Class 2), respectively.

(2) Effective 5/1/03 the Oppenheimer Main Street Growth & Income Fund changed its name to Oppenheimer Main Street Fund.

(3) Effective 5/1/03 the Putnam VT Voyager II Fund changed its name to Putnam VT Discovery Growth Fund.

(4) Effective 9/30/02, the AIM V.I. Core Equity Fund changed its investment objectives from growth of capital with a secondary objective of current income to growth of capital. Performance shown for the AIM V.I. Core Equity Sub-Account is based on the performance of the Portfolio, which reflects the investment policies of the Portfolio in effect during the periods shown.

(5) Effective 9/6/02, the STI Quality Growth Stock Fund merged into the STI Capital Appreciation Fund. Performance shown for the STI Capital Appreciation Sub-Account is based on the performance of the STI Capital Appreciation Portfolio.

(6) Effective May 1, 2001, the MFS Growth with Income Series changed its name to MFS Investors Trust Series to reflect changes in its investment policies. Performance shown for the MFS Investors Trust Series Sub-Account is based on performance of the Portfolio, which reflects the investment policies of the Portfolio in effect during the periods shown.




ADJUSTED HISTORICAL TOTAL RETURNS METHOD 1

Set out below are the adjusted historical total returns method 1 for each Variable Sub-Account since the corresponding Portfolio's inception through December 31, 2002.

Theadjusted historical total returns method 1 shown below do not reflect the $35.00 annual contract maintenance charge.

The inception dates of the Portfolios are as follows:

                                                   Inception Date
                                                   f Corresponding
Variable Sub-Account                                  Portfolio
                                                  o   Inception
AIM V.I. Balanced                                     05/01/98
AIM V.I. Capital Appreciation                         05/05/93
AIM V.I. Core Equity                                  05/02/94
AIM V.I. Growth                                       05/05/93
AIM V.I. High Yield                                   05/01/98
AIM V.I. Premier Equity                               05/05/93
Federated Prime Money Fund II                         11/21/94
Fidelity VIP Contrafund - Service Class 2             01/04/95
Fidelity VIP Equity-Income - Service Class 2          10/10/86
Fidelity VIP Growth - Service Class 2                 10/10/86
Fidelity VIP High Income - Service Class 2            09/20/85
Fidelity VIP Index 500 - Service Class 2              08/27/92
Fidelity VIP Overseas - Service Class 2               01/28/87
MFS Emerging Growth - Service Class                   07/24/95
MFS Investors Trust - Service Class                   10/09/95
MFS New Discovery - Service Class                     05/01/98
MFS Research - Service Class                          07/26/95
MFS Utilities - Service Class                         01/03/95
Oppenheimer Aggressive Growth                         08/15/86
Oppenheimer Capital Appreciation                      04/03/85
Oppenheimer Global Securities                         11/12/90
Oppenheimer Main Street                               07/05/95
Oppenheimer Multiple Strategies                       02/09/87
Oppenheimer Strategic Bond                            05/03/93
Putnam Diversified Income                             09/15/93
Putnam Growth and Income                              02/01/88
Putnam Growth Opportunities                           01/31/00
Putnam Health Sciences                                04/30/98
Putnam New Value                                      01/02/97
Putnam Discovery Growth                               09/29/00
STI Capital Appreciation                              10/02/95
STI Growth and Income                                 12/31/99
STI International Equity                              11/07/96
STI Investment Grade Bond                             10/02/95
STI Mid-Cap Equity                                    10/02/95
STI Small Cap Value Equity                            10/21/97
STI Value Income Stock                                10/02/95
Templeton Global Income Securities - Class 2          01/24/89
Templeton Growth Securities - Class 2                 03/15/94



(Without the Enhanced  Death  Benefit  Rider,  the Income  Benefit  Rider or the
Enhanced Earnings Death Benefit Rider)
                                                                       5 Year      10 Year or
Variable Sub-Account                                        1 Year              Since Inception
AIM V.I. Balanced                                           -18.38%      N/A         -2.65%
AIM V.I. Capital Appreciation                               -25.52%    -3.76%        5.67%
AIM V.I. Core Equity(7)                                     -16.88%    -2.46%        6.19%
AIM V.I. Growth                                             -32.04%    -9.44%        2.21%
AIM V.I. High Yield                                         -7.29%       N/A         -7.69%
AIM V.I. Premier Equity                                     -31.33%    -3.70%        6.18%
Federated Prime Money Fund II                               -0.16%      2.50%        5.84%
Fidelity VIP Contrafund - Service Class 2(2)                -11.00%     1.83%        10.24%
Fidelity VIP Equity-Income - Service Class 2(2)             -18.43%    -1.51%        7.81%
Fidelity VIP Growth - Service Class 2(2)                    -31.37%    -2.18%        6.47%
Fidelity VIP High Income - Service Class 2(2)                1.71%     -7.75%        1.58%
Fidelity VIP Index 500 - Service Class 2(2)                 -23.64%    -2.61%        7.10%
Fidelity VIP Overseas - Service Class 2(2)                  -21.68%    -6.08%        2.49%
MFS Emerging Growth - Service Class(3)                      -34.60%    -5.41%        2.65%
MFS Investors Trust - Service Class(3)(9)                   -22.37%    -4.78%        3.66%
MFS New Discovery - Service Class(3)                        -32.85%      N/A         0.39%
MFS Research - Service Class(3)                             -25.88%    -5.77%        2.00%
MFS Utilities - Service Class(3)                            -24.09%    -3.59%        6.48%
Oppenheimer Aggressive Growth                               -28.90%    -3.40%        5.01%
Oppenheimer Capital Appreciation                            -27.99%     0.73%        8.46%
Oppenheimer Global Securities                               -23.33%     3.79%        10.19%
Oppenheimer Main Street(4)                                  -20.05%    -4.73%        7.00%
Oppenheimer Multiple Strategies                             -11.78%     1.47%        6.40%
Oppenheimer Strategic Bond                                   5.79%      2.51%        4.17%
Putnam Diversified Income(5)                                 4.28%      0.28%        2.74%
Putnam Growth and Income(5)                                 -20.23%    -2.39%        6.80%
Putnam Growth Opportunities(5)                              -30.58%      N/A        -29.78%
Putnam Health Sciences(5)                                   -21.57%      N/A         -2.98%
Putnam New Value(5)                                         -16.90%     0.99%        3.30%
Putnam Discovery Growth(5)(6)                               -30.66%      N/A        -37.61%
STI Capital Appreciation(8)                                 -23.09%    -0.22%        7.82%
STI Growth and Income                                       -21.81%      N/A         -7.84%
STI International Equity                                    -19.84%    -6.24%        -2.69%
STI Investment Grade Bond                                    5.75%      4.37%        4.55%
STI Mid-Cap Equity                                          -29.55%    -4.21%        1.82%
STI Small Cap Value Equity                                  -2.72%      2.97%        2.38%
STI Value Income Stock                                      -18.26%    -2.25%        4.66%
Templeton Global Income Securities - Class 2(1)(10)         19.29%      3.67%        4.57%
Templeton Growth Securities - Class 2(1)(10)                -19.74%    -0.16%        4.58%




(With the Enhanced  Death  Benefit  Rider or the Income Benefit Rider)

                                                                       5 Year      10 Year or
Variable Sub-Account                                        1 Year              Since Inception
AIM V.I. Balanced                                           -18.58%      N/A         -2.89%
AIM V.I. Capital Appreciation                               -25.71%    -4.00%        5.40%
AIM V.I. Core Equity(7)                                     -17.09%    -2.70%        5.93%
AIM V.I. Growth                                             -32.21%    -9.67%        1.95%
AIM V.I. High Yield                                         -7.52%       N/A         -7.92%
AIM V.I. Premier Equity                                     -31.51%    -3.94%        5.91%
Federated Prime Money Fund II                               -0.41%      2.24%        5.58%
Fidelity VIP Contrafund - Service Class 2(2)                -11.22%     1.58%        9.97%
Fidelity VIP Equity-Income - Service Class 2(2)             -18.63%    -1.76%        7.54%
Fidelity VIP Growth - Service Class 2(2)                    -31.54%    -2.43%        6.21%
Fidelity VIP High Income - Service Class 2(2)                1.46%     -7.98%        1.33%
Fidelity VIP Index 500 - Service Class 2(2)                 -23.83%    -2.86%        6.83%
Fidelity VIP Overseas - Service Class 2(2)                  -21.88%    -6.31%        2.24%
MFS Emerging Growth - Service Class(3)                      -34.76%    -5.65%        2.40%
MFS Investors Trust - Service Class(3)(9)                   -22.56%    -5.01%        3.40%
MFS New Discovery - Service Class(3)                        -33.02%      N/A         0.14%
MFS Research - Service Class(3)                             -26.06%    -6.01%        1.74%
MFS Utilities - Service Class(3)                            -24.28%    -3.83%        6.22%
Oppenheimer Aggressive Growth                               -29.08%    -3.65%        4.75%
Oppenheimer Capital Appreciation                            -28.17%     0.48%        8.19%
Oppenheimer Global Securities                               -23.53%     3.53%        9.92%
Oppenheimer Main Street(4)                                  -20.25%    -4.97%        6.73%
Oppenheimer Multiple Strategies                             -12.00%     1.22%        6.13%
Oppenheimer Strategic Bond                                   5.53%      2.26%        3.91%
Putnam Diversified Income(5)                                 4.02%      0.03%        2.48%
Putnam Growth and Income(5)                                 -20.43%    -2.64%        6.53%
Putnam Growth Opportunities(5)                              -30.75%      N/A        -29.95%
Putnam Health Sciences(5)                                   -21.77%      N/A         -3.23%
Putnam New Value(5)                                         -17.11%     0.74%        3.04%
Putnam Discovery Growth(5)(6)                               -30.84%      N/A        -37.76%
STI Capital Appreciation(8)                                 -23.28%    -0.47%        7.55%
STI Growth and Income                                       -22.01%      N/A         -8.07%
STI International Equity                                    -20.04%    -6.48%        -2.93%
STI Investment Grade Bond                                    5.49%      4.11%        4.29%
STI Mid-Cap Equity                                          -29.73%    -4.45%        1.57%
STI Small Cap Value Equity                                  -2.96%      2.73%        2.15%
STI Value Income Stock                                      -18.47%    -2.49%        4.40%
Templeton Global Income Securities - Class 2(1)(10)         18.99%      3.41%        4.31%
Templeton Growth Securities - Class 2(1)(10)                -19.94%    -0.41%        4.32%




(With the Enhanced Death Benefit Rider and Income Benefit Rider)
                                                                       5 Year      10 Year or
Variable Sub-Account                                        1 Year              Since Inception
AIM V.I. Balanced                                           -18.78%      N/A         -3.14%
AIM V.I. Capital Appreciation                               -25.89%    -4.24%        5.14%
AIM V.I. Core Equity(7)                                     -17.30%    -2.94%        5.66%
AIM V.I. Growth                                             -32.38%    -9.89%        1.70%
AIM V.I. High Yield                                         -7.75%       N/A         -8.15%
AIM V.I. Premier Equity                                     -31.68%    -4.18%        5.65%
Federated Prime Money Fund II                               -0.66%      1.99%        5.31%
Fidelity VIP Contrafund - Service Class 2(2)                -11.44%     1.32%        9.69%
Fidelity VIP Equity-Income - Service Class 2(2)             -18.84%    -2.01%        7.27%
Fidelity VIP Growth - Service Class 2(2)                    -31.71%    -2.67%        5.94%
Fidelity VIP High Income - Service Class 2(2)                1.20%     -8.21%        1.08%
Fidelity VIP Index 500 - Service Class 2(2)                 -24.02%    -3.10%        6.56%
Fidelity VIP Overseas - Service Class 2(2)                  -22.07%    -6.55%        1.98%
MFS Emerging Growth - Service Class(3)                      -34.93%    -5.88%        2.14%
MFS Investors Trust - Service Class(3)(9)                   -22.76%    -5.25%        3.15%
MFS New Discovery - Service Class(3)                        -33.19%      N/A         -0.11%
MFS Research - Service Class(3)                             -26.25%    -6.24%        1.49%
MFS Utilities - Service Class(3)                            -24.46%    -4.07%        5.95%
Oppenheimer Aggressive Growth                               -29.26%    -3.89%        4.48%
Oppenheimer Capital Appreciation                            -28.35%     0.23%        7.92%
Oppenheimer Global Securities                               -23.72%     3.27%        9.64%
Oppenheimer Main Street(4)                                  -20.45%    -5.21%        6.47%
Oppenheimer Multiple Strategies                             -12.22%     0.96%        5.87%
Oppenheimer Stategic Bond                                    5.26%      2.00%        3.65%
Putnam Diversified Income(5)                                 3.76%     -0.22%        2.22%
Putnam Growth and Income(5)                                 -20.63%    -2.88%        6.27%
Putnam Growth Opportunities(5)                              -30.92%      N/A        -30.13%
Putnam Health Sciences(5)                                   -21.96%      N/A         -3.47%
Putnam New Value(5)                                         -17.32%     0.49%        2.78%
Putnam Discovery Growth(5)(6)                               -31.01%      N/A        -37.92%
STI Capital Appreciation(8)                                 -23.47%    -0.72%        7.28%
STI Growth and Income                                       -22.21%      N/A         -8.30%
STI International Equity                                    -20.24%    -6.71%        -3.17%
STI Investment Grade Bond                                    5.22%      3.85%        4.03%
STI Mid-Cap Equity                                          -29.91%    -4.69%        1.32%
STI Small Cap Value Equity                                  -3.20%      2.49%        1.91%
STI Value Income Stock                                      -18.67%    -2.74%        4.14%
Templeton Global Income Securities - Class 2(1)(10)         18.69%      3.15%        4.05%
Templeton Growth Securities - Class 2(1)(10)                -20.15%    -0.65%        4.06%




(With Enhanced Earnings Death Benefit)
                                                                       5 Year      10 Year or
Variable Sub-Account                                        1 Year              Since Inception
AIM V.I. Balanced                                           -18.73%      N/A         -2.98%
AIM V.I. Capital Appreciation                               -25.87%    -4.05%        5.46%
AIM V.I. Core Equity(7)                                     -17.23%    -2.75%        5.97%
AIM V.I. Growth                                             -32.39%    -9.75%        1.98%
AIM V.I. High Yield                                         -7.64%       N/A         -8.12%
AIM V.I. Premier Equity                                     -31.68%    -3.98%        5.97%
Federated Prime Money Fund II                               -0.51%      2.17%        5.54%
Fidelity VIP Contrafund - Service Class 2(2)                -11.35%     1.55%        10.06%
Fidelity VIP Equity-Income - Service Class 2(2)             -18.78%    -1.83%        7.60%
Fidelity VIP Growth - Service Class 2(2)                    -31.72%    -2.44%        6.28%
Fidelity VIP High Income - Service Class 2(2)                1.36%     -8.17%        1.32%
Fidelity VIP Index 500 - Service Class 2(2)                 -23.99%    -2.90%        6.89%
Fidelity VIP Overseas - Service Class 2(2)                  -22.03%    -6.40%        2.27%
MFS Emerging Growth - Service Class(3)                      -34.95%    -5.67%        2.43%
MFS Investors Trust - Service Class(3)(9)                   -22.72%    -5.09%        3.40%
MFS New Discovery - Service Class(3)                        -33.20%      N/A         0.10%
MFS Research - Service Class(3)                             -26.23%    -6.08%        1.74%
MFS Utilities - Service Class(3)                            -24.44%    -3.89%        6.29%
Oppenheimer Aggressive Growth                               -29.25%    -3.68%        4.80%
Oppenheimer Capital Appreciation                            -28.34%     0.47%        8.26%
Oppenheimer Global Securities                               -23.68%     3.54%        10.02%
Oppenheimer Main Street(4)                                  -20.40%    -5.06%        6.78%
Oppenheimer Multiple Strategies                             -12.13%     1.16%        6.16%
Oppenheimer Strategic Bond                                   5.44%      2.17%        3.86%
Putnam Diversified Income(5)                                 3.93%     -0.08%        2.40%
Putnam Growth and Income(5)                                 -20.58%    -2.71%        6.59%
Putnam Growth Opportunities(5)                              -30.93%      N/A        -30.29%
Putnam Health Sciences(5)                                   -21.92%      N/A         -3.33%
Putnam New Value(5)                                         -17.25%     0.67%        3.01%
Putnam Discovery Growth(5)(6)                               -31.01%      N/A        -38.22%
STI Capital Appreciation(8)                                 -23.44%    -0.51%        7.58%
STI Growth and Income                                       -22.16%      N/A         -8.19%
STI International Equity                                    -20.19%    -6.58%        -3.04%
STI Investment Grade Bond                                    5.40%      4.05%        4.20%
STI Mid-Cap Equity                                          -29.90%    -4.53%        1.53%
STI Small Cap Value Equity                                  -3.07%      2.59%        1.94%
STI Value Income Stock                                      -18.61%    -2.58%        4.38%
Templeton Global Income Securities - Class 2(1)(10)         18.94%      3.32%        4.28%
Templeton Growth Securities - Class 2(1)(10)                -20.09%    -0.46%        4.32%





(With the Enhanced  Earnings Death Benefit Rider, and the Enhanced Death Benefit
Rider or the Income Benefit Rider)

                                                                       5 Year      10 Year or
Variable Sub-Account                                        1 Year              Since Inception
AIM V.I. Balanced                                           -18.93%      N/A         -3.23%
AIM V.I. Capital Appreciation                               -26.06%    -4.29%        5.19%
AIM V.I. Core Equity(7)                                     -17.44%    -2.99%        5.70%
AIM V.I. Growth                                             -32.56%    -9.97%        1.72%
AIM V.I. High Yield                                         -7.87%       N/A         -8.35%
AIM V.I. Premier Equity                                     -31.86%    -4.22%        5.70%
Federated Prime Money Fund II                               -0.76%      1.91%        5.28%
Fidelity VIP Contrafund - Service Class 2(2)                -11.57%     1.30%        9.78%
Fidelity VIP Equity-Income - Service Class 2(2)             -18.98%    -2.08%        7.33%
Fidelity VIP Growth - Service Class 2(2)                    -31.89%    -2.69%        6.01%
Fidelity VIP High Income - Service Class 2(2)                1.11%     -8.40%        1.06%
Fidelity VIP Index 500 - Service Class 2(2)                 -24.18%    -3.15%        6.62%
Fidelity VIP Overseas - Service Class 2(2)                  -22.23%    -6.64%        2.01%
MFS Emerging Growth - Service Class(3)                      -35.11%    -5.91%        2.17%
MFS Investors Trust - Service Class(3)(9)                   -22.91%    -5.33%        3.14%
MFS New Discovery - Service Class(3)                        -33.37%      N/A         -0.15%
MFS Research - Service Class(3)                             -26.41%    -6.32%        1.49%
MFS Utilities - Service Class(3)                            -24.63%    -4.13%        6.02%
Oppenheimer Aggressive Growth                               -29.43%    -3.92%        4.54%
Oppenheimer Capital Appreciation                            -28.52%     0.22%        7.98%
Oppenheimer Global Securities                               -23.88%     3.28%        9.74%
Oppenheimer Main Street(4)                                  -20.60%    -5.30%        6.52%
Oppenheimer Multiple Strategies                             -12.35%     0.90%        5.89%
Oppenheimer Strategic Bond                                   5.18%      1.91%        3.60%
Putnam Diversified Income(5)                                 3.67%     -0.34%        2.14%
Putnam Growth and Income(5)                                 -20.78%    -2.96%        6.32%
Putnam Growth Opportunities(5)                              -31.10%      N/A        -30.47%
Putnam Health Sciences(5)                                   -22.12%      N/A         -3.57%
Putnam New Value(5)                                         -17.46%     0.42%        2.75%
Putnam Discovery Growth(5)(6)                               -31.19%      N/A        -38.37%
STI Capital Appreciation(8)                                 -23.63%    -0.76%        7.31%
STI Growth and Income                                       -22.36%      N/A         -8.42%
STI International Equity                                    -20.39%    -6.82%        -3.28%
STI Investment Grade Bond                                    5.14%      3.78%        3.94%
STI Mid-Cap Equity                                          -30.08%    -4.78%        1.27%
STI Small Cap Value Equity                                  -3.31%      2.35%        1.70%
STI Value Income Stock                                      -18.82%    -2.83%        4.12%
Templeton Global Income Securities - Class 2(1)(10)         18.64%      3.06%        4.01%
Templeton Growth Securities - Class 2(1)(10)                -20.29%    -0.71%        4.06%



(With  Income  Benefit,  Enhanced  Death  Benefit and  Enhanced  Earnings  Death
Benefit)

                                                                       5 Year      10 Year or
Variable Sub-Account                                        1 Year              Since Inception
AIM V.I. Balanced                                           -19.13%      N/A         -3.47%
AIM V.I. Capital Appreciation                               -26.24%    -4.53%        4.93%
AIM V.I. Core Equity(7)                                     -17.65%    -3.24%        5.44%
AIM V.I. Growth                                             -32.73%    -10.20%       1.47%
AIM V.I. High Yield                                         -8.10%       N/A         -8.58%
AIM V.I. Premier Equity                                     -32.03%    -4.46%        5.44%
Federated Prime Money Fund II                               -1.01%      1.65%        5.01%
Fidelity VIP Contrafund - Service Class 2(2)                -11.79%     1.04%        9.51%
Fidelity VIP Equity-Income - Service Class 2(2)             -19.19%    -2.33%        7.06%
Fidelity VIP Growth - Service Class 2(2)                    -32.06%    -2.93%        5.74%
Fidelity VIP High Income - Service Class 2(2)                0.85%     -8.64%        0.81%
Fidelity VIP Index 500 - Service Class 2(2)                 -24.37%    -3.39%        6.35%
Fidelity VIP Overseas - Service Class 2(2)                  -22.42%    -6.87%        1.76%
MFS Emerging Growth - Service Class(3)                      -35.28%    -6.15%        1.91%
MFS Investors Trust - Service Class(3)(9)                   -23.11%    -5.57%        2.88%
MFS New Discovery - Service Class(3)                        -33.54%      N/A         -0.40%
MFS Research - Service Class(3)                             -26.60%    -6.55%        1.23%
MFS Utilities - Service Class(3)                            -24.81%    -4.37%        5.75%
Oppenheimer Aggressive Growth                               -29.61%    -4.16%        4.28%
Oppenheimer Capital Appreciation                            -28.70%    -0.04%        7.71%
Oppenheimer Global Securities                               -24.07%     3.02%        9.47%
Oppenheimer Main Street(4)                                  -20.80%    -5.54%        6.25%
Oppenheimer Multiple Strategies                             -12.57%     0.65%        5.63%
Oppenheimer Strategic Bond                                   4.91%      1.65%        3.33%
Putnam Diversified Income(5)                                 3.41%     -0.59%        1.88%
Putnam Growth and Income(5)                                 -20.98%    -3.20%        6.05%
Putnam Growth Opportunities(5)                              -31.27%      N/A        -30.65%
Putnam Health Sciences(5)                                   -22.31%      N/A         -3.81%
Putnam New Value(5)                                         -17.67%     0.17%        2.49%
Putnam Discovery Growth(5)(6)                               -31.36%      N/A        -38.53%
STI Capital Appreciation(8)                                 -23.82%    -1.01%        7.04%
STI Growth and Income                                       -22.56%      N/A         -8.65%
STI International Equity                                    -20.59%    -7.05%        -3.53%
STI Investment Grade Bond                                    4.87%      3.52%        3.68%
STI Mid-Cap Equity                                          -30.26%    -5.02%        1.02%
STI Small Cap Value Equity                                  -3.55%      2.11%        1.46%
STI Value Income Stock                                      -19.02%    -3.07%        3.86%
Templeton Global Income Securities - Class 2(1)(10)         18.34%      2.80%        3.75%
Templeton Growth Securities - Class 2(1)(10)                -20.50%    -0.96%        3.79%


(1) Each of the Portfolios' Class 2 shares (12b-1 class) were first offered on 1/6/99. For periods prior to this date, the performance shown is based on the historical performance of the Portfolios' Class 1 shares (non-12b-1 class), adjusted to reflect the 12b-1 fees of the Portfolios' 12b-1 class shares.

(2) Each of the Portfolios' Service Class 2 shares (12b-1 class) were first offered on 1/12/00. For periods prior to this date, the performance shown is based on the historical performance of the Portfolios' Initial Class shares (non-12b-1 class), adjusted to reflect the 12b-1 fees of the Portfolios' 12b-1 class shares.

(3) Each of the Portfolios Service Class shares (12b-1 class) were first offered on 5/1/00. For periods prior to this date, the performance shown is based on the historical performance of the Portfolios' Initial Class shares (non-12b-1 class), adjusted to reflect the 12b-1 fees of the Portfolios' 12b-1 class shares.

(4) Effective 5/1/03 the Oppenheimer Main Street Growth & Income Fund changed its name to Oppenheimer Main Street Fund.

(5) Each of the Portfoilios Class IB shares (12b-1 class) commenced operation on 4/30/98, except for the Putnam Growth and Income Fund which commenced operations 4/6/98 and Putnam Research Fund which commenced operations 9/30/98. For periods prior to the inception of the Portfolios' Class IB shares (12b-1 class), the performance shown is based on the historical performance of the Portfolios' Class IA shares (non-12b-1 class), adjusted to reflect the 12b-1 fees of the Portfolios' 12b-1 class shares.

(6) Effective 5/1/03 the Putnam VT Voyager II Fund changed its name to Putnam VT Discovery Growth Fund.

(7) Effective 9/30/02, the AIM V.I. Core Equity Fund changed its investment objectives from growth of capital with a secondary objective of current income to growth of capital. Performance shown for the AIM V.I. Core Equity Sub-Account is based on the performance of the Portfolio, which reflects the investment policies of the Portfolio in effect during the periods shown.

(8) Effective 9/6/02, the STI Quality Growth Stock Fund merged into the STI Capital Appreciation Fund. Performance shown for the STI Capital Appreciation Sub-Account is based on the performance of the STI Capital Appreciation Portfolio.

(9) Effective May 1, 2001, the MFS Growth with Income Series changed its name to MFS Investors Trust Series to reflect changes in its investment policies. Performance shown for the MFS Investors Trust Series Sub-Account is based on performance of the Portfolio, which reflects the investment policies of the Portfolio in effect during the periods shown.

(10) The adjusted historical performance figures for the Templeton Global Income Securities (Class 2), and Templeton Growth Securities (Class 2) Variable Sub-Accounts are based on the historical performance of the Templeton Global Income Securities (Class 2), and Templeton Growth Securities (Class 2) Portfolios, respectively. These figures do not reflect the performance of predecessor Variable Sub-Accounts prior to May 1, 2000.




ADJUSTED HISTORICAL TOTAL RETURNS METHOD 2

Set out below are the adjusted historical total returns using method 2 for each Variable Sub-Account since the corresponding Portfolio's inception through December 31, 2002.


The inception dates of the Portfolios are listed under "Adjusted Historical Returns Method 1"



(Without the Enhanced  Death  Benefit  Rider,  the Income  Benefit  Rider or the
Enhanced Earnings Death Benefit Rider)
                                                                       5 Year      10 Year or
Variable Sub-Account                                        1 Year              Since Inception
AIM V.I. Balanced                                           -18.45%      N/A         -2.72%
AIM V.I. Capital Appreciation                               -25.60%    -3.82%        5.62%
AIM V.I. Core Equity(7)                                     -16.96%    -2.52%        6.14%
AIM V.I. Growth                                             -32.11%    -9.51%        2.16%
AIM V.I. High Yield                                         -7.36%       N/A         -7.78%
AIM V.I. Premier Equity                                     -31.41%    -3.76%        6.13%
Federated Prime Money Fund II                               -0.24%      2.43%        5.78%
Fidelity VIP Contrafund - Service Class 2(2)                -11.07%     1.77%        10.20%
Fidelity VIP Equity-Income - Service Class 2(2)             -18.51%    -1.58%        7.76%
Fidelity VIP Growth - Service Class 2(2)                    -31.45%    -2.24%        6.43%
Fidelity VIP High Income - Service Class 2(2)                1.63%     -7.85%        1.53%
Fidelity VIP Index 500 - Service Class 2(2)                 -23.72%    -2.68%        7.05%
Fidelity VIP Overseas - Service Class 2(2)                  -21.76%    -6.15%        2.45%
MFS Emerging Growth - Service Class(3)                      -34.68%    -5.47%        2.60%
MFS Investors Trust - Service Class(3)(9)                   -22.45%    -4.85%        3.60%
MFS New Discovery - Service Class(3)                        -32.93%      N/A         0.33%
MFS Research - Service Class(3)                             -25.96%    -5.84%        1.94%
MFS Utilities - Service Class(3)                            -24.16%    -3.66%        6.44%
Oppenheimer Aggressive Growth                               -28.98%    -3.46%        4.96%
Oppenheimer Capital Appreciation                            -28.06%     0.67%        8.41%
Oppenheimer Global Securities                               -23.41%     3.74%        10.15%
Oppenheimer Main Street(4)                                  -20.13%    -4.80%        6.95%
Oppenheimer Multiple Strategies                             -11.86%     1.40%        6.35%
Oppenheimer Strategic Bond                                   5.71%      2.44%        4.10%
Putnam Diversified Income(5)                                 4.20%      0.20%        2.66%
Putnam Growth and Income(5)                                 -20.31%    -2.46%        6.75%
Putnam Growth Opportunities(5)                              -30.65%      N/A        -29.89%
Putnam Health Sciences(5)                                   -21.65%      N/A         -3.06%
Putnam New Value(5)                                         -16.98%     0.92%        3.23%
Putnam Discovery Growth(5)(6)                               -30.74%      N/A        -37.74%
STI Capital Appreciation(8)                                 -23.17%    -0.28%        7.77%
STI Growth and Income                                       -21.89%      N/A         -7.92%
STI International Equity                                    -19.92%    -6.32%        -2.76%
STI Investment Grade Bond                                    5.67%      4.30%        4.48%
STI Mid-Cap Equity                                          -29.63%    -4.28%        1.76%
STI Small Cap Value Equity                                  -2.79%      2.88%        2.29%
STI Value Income Stock                                      -18.34%    -2.32%        4.60%
Templeton Global Income Securities - Class 2(1)(10)         19.21%      3.59%        4.50%
Templeton Growth Securities - Class 2(1)(10)                -19.82%    -0.22%        4.52%



(With the Enhanced  Death  Benefit  Rider or the Income Benefit Rider)

                                                                       5 Year      10 Year or
Variable Sub-Account                                        1 Year              Since Inception
AIM V.I. Balanced                                           -18.66%      N/A         -2.97%
AIM V.I. Capital Appreciation                               -25.79%    -4.06%        5.36%
AIM V.I. Core Equity(7)                                     -17.17%    -2.77%        5.88%
AIM V.I. Growth                                             -32.28%    -9.73%        1.90%
AIM V.I. High Yield                                         -7.60%       N/A         -8.01%
AIM V.I. Premier Equity                                     -31.58%    -4.00%        5.87%
Federated Prime Money Fund II                               -0.48%      2.17%        5.51%
Fidelity VIP Contrafund - Service Class 2(2)                -11.30%     1.51%        9.93%
Fidelity VIP Equity-Income - Service Class 2(2)             -18.71%    -1.83%        7.49%
Fidelity VIP Growth - Service Class 2(2)                    -31.62%    -2.48%        6.16%
Fidelity VIP High Income - Service Class 2(2)                1.38%     -8.08%        1.27%
Fidelity VIP Index 500 - Service Class 2(2)                 -23.91%    -2.92%        6.78%
Fidelity VIP Overseas - Service Class 2(2)                  -21.95%    -6.39%        2.19%
MFS Emerging Growth - Service Class(3)                      -34.84%    -5.70%        2.35%
MFS Investors Trust - Service Class(3)(9)                   -22.64%    -5.08%        3.35%
MFS New Discovery - Service Class(3)                        -33.10%      N/A         0.07%
MFS Research - Service Class(3)                             -26.14%    -6.08%        1.69%
MFS Utilities - Service Class(3)                            -24.35%    -3.90%        6.17%
Oppenheimer Aggressive Growth                               -29.16%    -3.71%        4.70%
Oppenheimer Capital Appreciation                            -28.24%     0.42%        8.14%
Oppenheimer Global Securities                               -23.60%     3.48%        9.88%
Oppenheimer Main Street(4)                                  -20.33%    -5.04%        6.68%
Oppenheimer Multiple Strategies                             -12.08%     1.15%        6.08%
Oppenheimer Strategic Bond                                   5.45%      2.18%        3.84%
Putnam Diversified Income(5)                                 3.94%     -0.05%        2.41%
Putnam Growth and Income(5)                                 -20.51%    -2.71%        6.49%
Putnam Growth Opportunities(5)                              -30.83%      N/A        -30.07%
Putnam Health Sciences(5)                                   -21.84%      N/A         -3.30%
Putnam New Value(5)                                         -17.19%     0.67%        2.97%
Putnam Discovery Growth(5)(6)                               -30.91%      N/A        -37.90%
STI Capital Appreciation(8)                                 -23.36%    -0.53%        7.50%
STI Growth and Income                                       -22.09%      N/A         -8.15%
STI International Equity                                    -20.12%    -6.55%        -3.01%
STI Investment Grade Bond                                    5.41%      4.04%        4.21%
STI Mid-Cap Equity                                          -29.81%    -4.52%        1.50%
STI Small Cap Value Equity                                  -3.04%      2.64%        2.05%
STI Value Income Stock                                      -18.55%    -2.57%        4.34%
Templeton Global Income Securities - Class 2(1)(10)         18.91%      3.33%        4.24%
Templeton Growth Securities - Class 2(1)(10)                -20.02%    -0.47%        4.26%




(With the Enhanced Death Benefit Rider and Income Benefit Rider)
                                                                       5 Year      10 Year or
Variable Sub-Account                                        1 Year              Since Inception
AIM V.I. Balanced                                           -18.86%      N/A         -3.21%
AIM V.I. Capital Appreciation                               -25.97%    -4.30%        5.09%
AIM V.I. Core Equity(7)                                     -17.38%    -3.01%        5.61%
AIM V.I. Growth                                             -32.45%    -9.96%        1.65%
AIM V.I. High Yield                                         -7.83%       N/A         -8.24%
AIM V.I. Premier Equity                                     -31.75%    -4.24%        5.60%
Federated Prime Money Fund II                               -0.73%      1.91%        5.25%
Fidelity VIP Contrafund - Service Class 2(2)                -11.52%     1.26%        9.65%
Fidelity VIP Equity-Income - Service Class 2(2)             -18.91%    -2.08%        7.22%
Fidelity VIP Growth - Service Class 2(2)                    -31.79%    -2.73%        5.90%
Fidelity VIP High Income - Service Class 2(2)                1.13%     -8.31%        1.02%
Fidelity VIP Index 500 - Service Class 2(2)                 -24.10%    -3.16%        6.52%
Fidelity VIP Overseas - Service Class 2(2)                  -22.15%    -6.62%        1.93%
MFS Emerging Growth - Service Class(3)                      -35.00%    -5.94%        2.09%
MFS Investors Trust - Service Class(3)(9)                   -22.83%    -5.32%        3.09%
MFS New Discovery - Service Class(3)                        -33.27%      N/A         -0.18%
MFS Research - Service Class(3)                             -26.33%    -6.31%        1.43%
MFS Utilities - Service Class(3)                            -24.54%    -4.14%        5.91%
Oppenheimer Aggressive Growth                               -29.34%    -3.95%        4.44%
Oppenheimer Capital Appreciation                            -28.42%     0.17%        7.87%
Oppenheimer Global Securities                               -23.79%     3.22%        9.60%
Oppenheimer Main Street(4)                                  -20.53%    -5.28%        6.42%
Oppenheimer Multiple Strategies                             -12.30%     0.89%        5.82%
Oppenheimer Strategic Bond                                   5.19%      1.92%        3.58%
Putnam Diversified Income(5)                                 3.68%     -0.30%        2.15%
Putnam Growth and Income(5)                                 -20.71%    -2.95%        6.22%
Putnam Growth Opportunities(5)                              -31.00%      N/A        -30.24%
Putnam Health Sciences(5)                                   -22.04%      N/A         -3.54%
Putnam New Value(5)                                         -17.40%     0.42%        2.72%
Putnam Discovery Growth(5)(6)                               -31.09%      N/A        -38.05%
STI Capital Appreciation(8)                                 -23.55%    -0.78%        7.23%
STI Growth and Income                                       -22.28%      N/A         -8.38%
STI International Equity                                    -20.32%    -6.78%        -3.25%
STI Investment Grade Bond                                    5.14%      3.78%        3.95%
STI Mid-Cap Equity                                          -29.98%    -4.76%        1.25%
STI Small Cap Value Equity                                  -3.28%      2.40%        1.81%
STI Value Income Stock                                      -18.75%    -2.81%        4.08%
Templeton Global Income Securities - Class 2(1)(10)         18.61%      3.07%        3.98%
Templeton Growth Securities - Class 2(1)(10)                -20.22%    -0.72%        4.00%



(With Enhanced Earnings Death Benefit)
                                                                       5 Year      10 Year or
Variable Sub-Account                                        1 Year              Since Inception
AIM V.I. Balanced                                           -18.80%      N/A         -3.06%
AIM V.I. Capital Appreciation                               -25.95%    -4.11%        5.41%
AIM V.I. Core Equity(7)                                     -17.31%    -2.81%        5.92%
AIM V.I. Growth                                             -32.46%    -9.81%        1.93%
AIM V.I. High Yield                                         -7.71%       N/A         -8.21%
AIM V.I. Premier Equity                                     -31.76%    -4.04%        5.92%
Federated Prime Money Fund II                               -0.59%      2.09%        5.48%
Fidelity VIP Contrafund - Service Class 2(2)                -11.42%     1.49%        10.02%
Fidelity VIP Equity-Income - Service Class 2(2)             -18.86%    -1.90%        7.56%
Fidelity VIP Growth - Service Class 2(2)                    -31.80%    -2.50%        6.23%
Fidelity VIP High Income - Service Class 2(2)                1.28%     -8.26%        1.26%
Fidelity VIP Index 500 - Service Class 2(2)                 -24.07%    -2.97%        6.85%
Fidelity VIP Overseas - Service Class 2(2)                  -22.11%    -6.47%        2.22%
MFS Emerging Growth - Service Class(3)                      -35.03%    -5.73%        2.38%
MFS Investors Trust - Service Class(3)(9)                   -22.80%    -5.16%        3.34%
MFS New Discovery - Service Class(3)                        -33.28%      N/A         0.04%
MFS Research - Service Class(3)                             -26.31%    -6.15%        1.69%
MFS Utilities - Service Class(3)                            -24.51%    -3.95%        6.24%
Oppenheimer Aggressive Growth                               -29.33%    -3.74%        4.76%
Oppenheimer Capital Appreciation                            -28.41%     0.41%        8.21%
Oppenheimer Global Securities                               -23.76%     3.48%        9.98%
Oppenheimer Main Street(4)                                  -20.48%    -5.14%        6.74%
Oppenheimer Multiple Strategies                             -12.21%     1.09%        6.11%
Oppenheimer Strategic Bond                                   5.36%      2.09%        3.79%
Putnam Diversified Income(5)                                 3.85%     -0.17%        2.32%
Putnam Growth and Income(5)                                 -20.66%    -2.78%        6.54%
Putnam Growth Opportunities(5)                              -31.00%      N/A        -30.41%
Putnam Health Sciences(5)                                   -22.00%      N/A         -3.40%
Putnam New Value(5)                                         -17.33%     0.60%        2.94%
Putnam Discovery Growth(5)(6)                               -31.09%      N/A        -38.35%
STI Capital Appreciation(8)                                 -23.52%    -0.57%        7.52%
STI Growth and Income                                       -22.24%      N/A         -8.27%
STI International Equity                                    -20.27%    -6.66%        -3.12%
STI Investment Grade Bond                                    5.32%      3.97%        4.13%
STI Mid-Cap Equity                                          -29.98%    -4.61%        1.46%
STI Small Cap Value Equity                                  -3.14%      2.51%        1.84%
STI Value Income Stock                                      -18.69%    -2.66%        4.32%
Templeton Global Income Securities - Class 2(1)(10)         18.86%      3.24%        4.21%
Templeton Growth Securities - Class 2(1)(10)                -20.17%    -0.53%        4.26%



(With the Enhanced  Earnings Death Benefit Rider, and the Enhanced Death Benefit
Rider or the Income Benefit Rider)

                                                                       5 Year      10 Year or
Variable Sub-Account                                        1 Year              Since Inception
AIM V.I. Balanced                                           -19.01%      N/A         -3.30%
AIM V.I. Capital Appreciation                               -26.14%    -4.35%        5.15%
AIM V.I. Core Equity(7)                                     -17.52%    -3.06%        5.65%
AIM V.I. Growth                                             -32.63%    -10.04%       1.67%
AIM V.I. High Yield                                         -7.95%       N/A         -8.45%
AIM V.I. Premier Equity                                     -31.93%    -4.28%        5.66%
Federated Prime Money Fund II                               -0.83%      1.84%        5.21%
Fidelity VIP Contrafund - Service Class 2(2)                -11.65%     1.24%        9.74%
Fidelity VIP Equity-Income - Service Class 2(2)             -19.06%    -2.15%        7.29%
Fidelity VIP Growth - Service Class 2(2)                    -31.97%    -2.75%        5.96%
Fidelity VIP High Income - Service Class 2(2)                1.03%     -8.50%        1.00%
Fidelity VIP Index 500 - Service Class 2(2)                 -24.26%    -3.21%        6.58%
Fidelity VIP Overseas - Service Class 2(2)                  -22.30%    -6.71%        1.96%
MFS Emerging Growth - Service Class(3)                      -35.19%    -5.97%        2.12%
MFS Investors Trust - Service Class(3)(9)                   -22.99%    -5.40%        3.08%
MFS New Discovery - Service Class(3)                        -33.45%      N/A         -0.22%
MFS Research - Service Class(3)                             -26.49%    -6.39%        1.43%
MFS Utilities - Service Class(3)                            -24.70%    -4.20%        5.98%
Oppenheimer Aggressive Growth                               -29.51%    -3.98%        4.49%
Oppenheimer Capital Appreciation                            -28.59%     0.16%        7.94%
Oppenheimer Global Securities                               -23.95%     3.22%        9.70%
Oppenheimer Main Street(4)                                  -20.68%    -5.38%        6.47%
Oppenheimer Multiple Strategies                             -12.43%     0.83%        5.84%
Oppenheimer Strategic Bond                                   5.10%      1.83%        3.53%
Putnam Diversified Income(5)                                 3.59%     -0.42%        2.06%
Putnam Growth and Income(5)                                 -20.86%    -3.03%        6.27%
Putnam Growth Opportunities(5)                              -31.18%      N/A        -30.58%
Putnam Health Sciences(5)                                   -22.19%      N/A         -3.65%
Putnam New Value(5)                                         -17.54%     0.35%        2.68%
Putnam Discovery Growth(5)(6)                               -31.26%      N/A        -38.51%
STI Capital Appreciation(8)                                 -23.71%    -0.82%        7.25%
STI Growth and Income                                       -22.44%      N/A         -8.50%
STI International Equity                                    -20.47%    -6.89%        -3.36%
STI Investment Grade Bond                                    5.06%      3.71%        3.86%
STI Mid-Cap Equity                                          -30.16%    -4.85%        1.21%
STI Small Cap Value Equity                                  -3.39%      2.27%        1.60%
STI Value Income Stock                                      -18.90%    -2.90%        4.06%
Templeton Global Income Securities - Class 2(1)(10)         18.56%      2.98%        3.95%
Templeton Growth Securities - Class 2(1)(10)                -20.37%    -0.78%        4.00%

(With  Income  Benefit,  Enhanced  Death  Benefit and  Enhanced  Earnings  Death
Benefit)

                                                                       5 Year      10 Year or
Variable Sub-Account                                        1 Year              Since Inception
AIM V.I. Balanced                                           -19.21%      N/A         -3.55%
AIM V.I. Capital Appreciation                               -26.32%    -4.60%        4.88%
AIM V.I. Core Equity(7)                                     -17.73%    -3.30%        5.39%
AIM V.I. Growth                                             -32.80%    -10.27%       1.41%
AIM V.I. High Yield                                         -8.18%       N/A         -8.68%
AIM V.I. Premier Equity                                     -32.10%    -4.52%        5.39%
Federated Prime Money Fund II                               -1.08%      1.58%        4.94%
Fidelity VIP Contrafund - Service Class 2(2)                -11.87%     0.98%        9.47%
Fidelity VIP Equity-Income - Service Class 2(2)             -19.26%    -2.40%        7.02%
Fidelity VIP Growth - Service Class 2(2)                    -32.14%    -2.99%        5.70%
Fidelity VIP High Income - Service Class 2(2)                0.78%     -8.73%        0.75%
Fidelity VIP Index 500 - Service Class 2(2)                 -24.45%    -3.46%        6.31%
Fidelity VIP Overseas - Service Class 2(2)                  -22.50%    -6.94%        1.71%
MFS Emerging Growth - Service Class(3)                      -35.35%    -6.21%        1.86%
MFS Investors Trust - Service Class(3)(9)                   -23.18%    -5.64%        2.82%
MFS New Discovery - Service Class(3)                        -33.62%      N/A         -0.47%
MFS Research - Service Class(3)                             -26.68%    -6.62%        1.17%
MFS Utilities - Service Class(3)                            -24.89%    -4.44%        5.71%
Oppenheimer Aggressive Growth                               -29.69%    -4.22%        4.23%
Oppenheimer Capital Appreciation                            -28.77%    -0.09%        7.66%
Oppenheimer Global Securities                               -24.14%     2.96%        9.43%
Oppenheimer Main Street(4)                                  -20.88%    -5.62%        6.20%
Oppenheimer Multiple Strategies                             -12.65%     0.58%        5.57%
Oppenheimer Strategic Bond                                   4.84%      1.58%        3.26%
Putnam Diversified Income(5)                                 3.33%     -0.67%        1.80%
Putnam Growth and Income(5)                                 -21.06%    -3.27%        6.01%
Putnam Growth Opportunities(5)                              -31.35%      N/A        -30.76%
Putnam Health Sciences(5)                                   -22.39%      N/A         -3.89%
Putnam New Value(5)                                         -17.75%     0.09%        2.43%
Putnam Discovery Growth(5)(6)                               -31.44%      N/A        -38.67%
STI Capital Appreciation(8)                                 -23.90%    -1.07%        6.98%
STI Growth and Income                                       -22.63%      N/A         -8.73%
STI International Equity                                    -20.67%    -7.13%        -3.61%
STI Investment Grade Bond                                    4.79%      3.45%        3.60%
STI Mid-Cap Equity                                          -30.33%    -5.09%        0.95%
STI Small Cap Value Equity                                  -3.63%      2.02%        1.36%
STI Value Income Stock                                      -19.10%    -3.15%        3.80%
Templeton Global Income Securities - Class 2(1)(10)         18.26%      2.72%        3.68%
Templeton Growth Securities - Class 2(1)(10)                -20.57%    -1.03%        3.74%


(1) Each of the Portfolios' Class 2 shares (12b-1 class) were first offered on 1/6/99. For periods prior to this date, the performance shown is based on the historical performance of the Portfolios' Class 1 shares (non-12b-1 class), adjusted to reflect the 12b-1 fees of the Portfolios' 12b-1 class shares.

(2) Each of the Portfolios' Service Class 2 shares (12b-1 class) were first offered on 1/12/00. For periods prior to this date, the performance shown is based on the historical performance of the Portfolios' Initial Class shares (non-12b-1 class), adjusted to reflect the 12b-1 fees of the Portfolios' 12b-1 class shares.

(3) Each of the Portfolios Service Class shares (12b-1 class) were first offered on 5/1/00. For periods prior to this date, the performance shown is based on the historical performance of the Portfolios' Initial Class shares (non-12b-1 class), adjusted to reflect the 12b-1 fees of the Portfolios' 12b-1 class shares.

(4) Effective 5/1/03 the Oppenheimer Main Street Growth & Income Fund changed its name to Oppenheimer Main Street Fund.

(5) Each of the Portfoilios Class IB shares (12b-1 class) commenced operation on 4/30/98, except for the Putnam Growth and Income Fund which commenced operations 4/6/98 and Putnam Research Fund which commenced operations 9/30/98. For periods prior to the inception of the Portfolios' Class IB shares (12b-1 class), the performance shown is based on the historical performance of the Portfolios' Class IA shares (non-12b-1 class), adjusted to reflect the 12b-1 fees of the Portfolios' 12b-1 class shares.

(6) Effective 5/1/03 the Putnam VT Voyager II Fund changed its name to Putnam VT Discovery Growth Fund.

(7) Effective 9/30/02, the AIM V.I. Core Equity Fund changed its investment objectives from growth of capital with a secondary objective of current income to growth of capital. Performance shown for the AIM V.I. Core Equity Sub-Account is based on the performance of the Portfolio, which reflects the investment policies of the Portfolio in effect during the periods shown.

(8) Effective 9/6/02, the STI Quality Growth Stock Fund merged into the STI Capital Appreciation Fund. Performance shown for the STI Capital Appreciation Sub-Account is based on the performance of the STI Capital Appreciation Portfolio.

(9) Effective May 1, 2001, the MFS Growth with Income Series changed its name to MFS Investors Trust Series to reflect changes in its investment policies. Performance shown for the MFS Investors Trust Series Sub-Account is based on performance of the Portfolio, which reflects the investment policies of the Portfolio in effect during the periods shown.

(10) The adjusted historical performance figures for the Templeton Global Income Securities (Class 2), and Templeton Growth Securities (Class 2) Variable Sub-Accounts are based on the historical performance of the Templeton Global Income Securities (Class 2), and Templeton Growth Securities (Class 2) Portfolios, respectively. These figures do not reflect the performance of predecessor Variable Sub-Accounts prior to May 1, 2000.




                                   APPENDIX 2
                           PERFORMANCE INFORMATION FOR
                       ALLSTATE(R)PROVIDER ULTRA CONTRACTS

Allstate Provider Ultra Contracts were first offered to the public on May 1, 2001. Accordingly, performance shown for periods prior to that date reflects the performance of the Variable Sub-Accounts, adjusted to reflect the current charges under the Contracts that would have applied had they been in existence at the time. (Adjusted historical total returns are computed from the Portfolios' inception date as described below.) These Contract charges include a maximum withdrawal charge of 7% that declines to zero after seven years (not reflected in non-standardized total returns), an annual contract maintenance charge of $35 (not shown for adjusted historical returns method 1), and total Variable Account annual expenses of:

1.35% (without any optional benefit riders), or 1.60% with the Enhanced Death Benefit Rider or Income Benefit Rider, or 1.85% with the Enhanced Death Benefit Rider and Income Benefit Rider.

In addition, where the Enhanced Earnings Death Benefit Rider is included, the performance shown reflects the deduction of the annual Rider fee equal to 0.35% of the Contract Value (assumes age 66-75). See the Expense Table in the Prospectus for more details.


STANDARDIZED TOTAL RETURNS

Set out below are the standardized total returns for each Variable Sub-Account since its inception through December 31, 2002 The inception dates of the Variable Sub-Accounts are as follows:

                                                             Sub-Account
Variable Sub-Account                                          Inception
AIM V.I. Aggressive Growth                                     05/01/01
AIM V.I. Balanced                                              11/09/98
AIM V.I. Capital Appreciation                                  01/26/98
AIM V.I. Core Equity                                           01/26/98
AIM V.I. Dent Demographic Trends                               05/01/01
AIM V.I. Diversified Income                                    01/26/98
AIM V.I. Growth                                                01/26/98
AIM V.I. International Growth                                  01/26/98
AIM V.I. Premier Equity                                        01/26/98
Dreyfus Socially Responsible Growth                            06/17/97
Dreyfus Stock Index                                            01/26/98
Dreyfus VIF - Growth & Income                                  06/17/97
Dreyfus VIF - Money Market                                     06/17/97
Fidelity VIP Asset Manager: Growth - Service Class 2           05/01/01
Fidelity VIP Contrafund - Service Class 2                      05/01/01
Fidelity VIP Equity-Income - Service Class 2                   05/01/01
Fidelity VIP Growth - Service Class 2                          05/01/01
Fidelity VIP High Income - Service Class 2                     05/01/01
LSA Diversified Mid-Cap                                        05/01/02
Putnam Health Sciences                                         05/01/01
Van Kampen UIF U.S. Real Estate                                11/09/98
Goldman Sachs VIT CORE Small Cap Equity                        11/09/98
Goldman Sachs VIT CORE U.S. Equity                             11/09/98
LSA Equity Growth                                              05/01/01
LSA Capital Growth *                                           05/01/01
MFS Emerging Growth - Service Class                            05/01/01
MFS Investors Trust - Service Class                            05/01/01
MFS New Discovery - Service Class                              05/01/01
MFS Research - Service Class                                   05/01/01
MFS Utilities - Service Class                                  05/01/01
Oppenheimer Aggressive Growth                                  11/01/99
Oppenheimer Capital Appreciation                               11/01/99
Oppenheimer Global Securities                                  11/01/99
Oppenheimer Main Street                                        11/01/99
Oppenheimer Strategic Bond                                     11/01/99
Putnam Growth and Income                                       05/01/01
Putnam Growth Opportunities                                    05/01/01
Putnam International Equity                                    09/21/01
Putnam New Value                                               05/01/01
Putnam Research                                                09/21/01
Van Kampen UIF Core Plus Fixed Income                          11/09/98
Van Kampen UIF Global Value Equity                             11/09/98
Van Kampen UIF U.S. Mid Cap Core                               11/09/98
Van Kampen UIF Value                                           11/09/98
Franklin Small Cap - Class 2                                   11/01/99
Franklin Technology Securities - Class 2                       05/01/01
Mutual Shares Securities - Class 2                             11/01/99
Templeton Developing Markets Securities - Class 2              11/01/99
Templeton Foreign Securities - Class 2                         11/01/99



SHELF

(Without the Enhanced  Death  Benefit  Rider,  the Income  Benefit  Rider or the
Enhanced Earnings Death Benefit Rider)
                                                                                     10 Year or Since
Variable Sub-Account                                           1 Year      5 Year        Inception
AIM V.I. Aggressive Growth                                    -28.88%       N/A           -25.99%
AIM V.I. Balanced                                             -23.39%       N/A           -5.01%
AIM V.I. Capital Appreciation                                 -30.55%       N/A           -3.70%
AIM V.I. Core Equity (6)                                      -21.89%       N/A           -2.84%
AIM V.I. Dent Demographic Trends                              -38.29%       N/A           -32.87%
AIM V.I. Diversified Income                                    -4.25%       N/A           -0.87%
AIM V.I. Growth                                               -37.08%       N/A           -10.39%
AIM V.I. International Growth                                 -21.98%       N/A           -5.60%
AIM V.I. Premier Equity                                       -36.37%       N/A           -4.26%
Dreyfus Socially Responsible Growth                           -35.08%      -6.01%         -4.00%
Dreyfus Stock Index                                           -28.58%       N/A           -3.03%
Dreyfus VIF - Growth & Income                                 -31.51%      -4.49%         -3.00%
Dreyfus VIF - Money Market                                     -5.07%      2.08%           2.25%
Fidelity VIP Asset Manager: Growth - Service Class 2          -22.13%       N/A           -16.76%
Fidelity VIP Contrafund - Service Class 2                     -15.99%       N/A           -13.07%
Fidelity VIP Equity-Income - Service Class 2                  -23.44%       N/A           -18.32%
Fidelity VIP Growth - Service Class 2                         -36.41%       N/A           -30.52%
Fidelity VIP High Income - Service Class 2                     -3.26%       N/A           -8.24%
LSA Diversified Mid-Cap*                                        N/A         N/A           -28.17%
Putnam Health Sciences                                        -26.59%       N/A           -18.77%
Van Kampen UIF U.S. Real Estate                                -7.30%       N/A            6.36%
Goldman Sachs VIT CORE Small Cap Equity                       -21.29%       N/A            0.52%
Goldman Sachs VIT CORE U.S. Equity                            -28.12%       N/A           -6.64%
LSA Equity Growth (2)                                         -35.94%       N/A           -28.00%
LSA Capital Growth (2)                                        -30.56%       N/A           -25.81%
MFS Emerging Growth - Service Class                           -39.65%       N/A           -35.40%
MFS Investors Trust - Service Class(7)                        -27.39%       N/A           -23.79%
MFS New Discovery - Service Class                             -37.89%       N/A           -26.75%
MFS Research - Service Class                                  -30.91%       N/A           -28.16%
MFS Utilities - Service Class                                 -29.11%       N/A           -32.30%
Oppenheimer Aggressive Growth                                 -33.94%       N/A           -17.87%
Oppenheimer Capital Appreciation                              -33.02%       N/A           -10.76%
Oppenheimer Global Securities                                 -28.36%       N/A           -4.61%
Oppenheimer Main Street(3)                                    -25.07%       N/A           -12.98%
Oppenheimer Strategic Bond                                     0.82%        N/A            2.53%
Putnam Growth and Income                                      -25.25%       N/A           -20.33%
Putnam Growth Opportunities                                   -35.62%       N/A           -33.31%
Putnam International Equity(4)                                -23.95%       N/A           -7.25%
Putnam New Value                                              -21.91%       N/A           -16.19%
Putnam Research                                               -28.43%       N/A           -10.09%
Van Kampen UIF Core Plus Fixed Income                          0.71%        N/A            4.69%
Van Kampen UIF Global Value Equity                            -23.16%       N/A           -4.10%
Van Kampen UIF U.S. Mid Cap Core(5)                           -34.17%       N/A           -1.96%
Van Kampen UIF Value                                          -28.38%       N/A           -3.10%
Franklin Small Cap - Class 2(1)                               -34.82%       N/A           -10.43%
Franklin Technology Securities - Class 2(1)                   -49.83%       N/A           -43.36%
Mutual Shares Securities - Class 2                            -18.17%       N/A           -0.43%
Templeton Developing Markets Securities - Class 2              -6.66%       N/A           -11.33%
Templeton Foreign Securities - Class 2                        -24.83%       N/A           -11.58%

* Performance figures are not annualized.
(With the Enhanced  Death  Benefit  Rider or the Income Benefit Rider)
Enhanced Earnings Death Benefit Rider)
                                                                                     10 Year or Since
Variable Sub-Account                                           1 Year      5 Year        Inception
AIM V.I. Aggressive Growth                                    -29.07%       N/A           -26.19%
AIM V.I. Balanced                                             -23.59%       N/A           -5.26%
AIM V.I. Capital Appreciation                                 -30.74%       N/A           -3.96%
AIM V.I. Core Equity (6)                                      -22.10%       N/A           -3.10%
AIM V.I. Dent Demographic Trends                              -38.46%       N/A           -33.06%
AIM V.I. Diversified Income                                    -4.50%       N/A           -1.13%
AIM V.I. Growth                                               -37.25%       N/A           -10.63%
AIM V.I. International Growth                                 -22.19%       N/A           -5.85%
AIM V.I. Premier Equity                                       -36.55%       N/A           -4.51%
Dreyfus Socially Responsible Growth                           -35.25%      -6.26%         -4.25%
Dreyfus Stock Index                                           -28.77%       N/A           -3.28%
Dreyfus VIF - Growth & Income                                 -31.69%      -4.74%         -3.25%
Dreyfus VIF - Money Market                                     -5.32%      1.82%           1.98%
Fidelity VIP Asset Manager: Growth - Service Class 2          -22.34%       N/A           -16.99%
Fidelity VIP Contrafund - Service Class 2                     -16.22%       N/A           -13.30%
Fidelity VIP Equity-Income - Service Class 2                  -23.65%       N/A           -18.53%
Fidelity VIP Growth - Service Class 2                         -36.58%       N/A           -30.71%
Fidelity VIP High Income - Service Class 2                     -3.52%       N/A           -8.48%
LSA Diversified Mid-Cap*                                        N/A         N/A           -28.30%
Putnam Health Sciences                                        -26.79%       N/A           -18.98%
Van Kampen UIF U.S. Real Estate                                -7.54%       N/A            6.09%
Goldman Sachs VIT CORE Small Cap Equity                       -21.50%       N/A            0.26%
Goldman Sachs VIT CORE U.S. Equity                            -28.31%       N/A           -6.88%
LSA Equity Growth (2)                                         -36.11%       N/A           -28.20%
LSA Capital Growth (2)                                        -30.75%       N/A           -26.01%
MFS Emerging Growth - Service Class                           -39.81%       N/A           -35.58%
MFS Investors Trust - Service Class(7)                        -27.58%       N/A           -24.00%
MFS New Discovery - Service Class                             -38.06%       N/A           -26.95%
MFS Research - Service Class                                  -31.09%       N/A           -28.36%
MFS Utilities - Service Class                                 -29.30%       N/A           -32.48%
Oppenheimer Aggressive Growth                                 -34.12%       N/A           -18.09%
Oppenheimer Capital Appreciation                              -33.20%       N/A           -10.99%
Oppenheimer Global Securities                                 -28.55%       N/A           -4.86%
Oppenheimer Main Street(3)                                    -25.27%       N/A           -13.21%
Oppenheimer Strategic Bond                                     0.56%        N/A            2.27%
Putnam Growth and Income                                      -25.45%       N/A           -20.55%
Putnam Growth Opportunities                                   -35.79%       N/A           -33.49%
Putnam International Equity(4)                                -24.16%       N/A           -7.49%
Putnam New Value                                              -22.12%       N/A           -16.41%
Putnam Research                                               -28.62%       N/A           -10.33%
Van Kampen UIF Core Plus Fixed Income                          0.45%        N/A            4.42%
Van Kampen UIF Global Value Equity                            -23.36%       N/A           -4.36%
Van Kampen UIF U.S. Mid Cap Core(5)                           -34.34%       N/A           -2.22%
Van Kampen UIF Value                                          -28.57%       N/A           -3.36%
Franklin Small Cap - Class 2(1)                               -35.00%       N/A           -10.67%
Franklin Technology Securities - Class 2(1)                   -49.97%       N/A           -43.52%
Mutual Shares Securities - Class 2                            -18.39%       N/A           -0.69%
Templeton Developing Markets Securities - Class 2              -6.91%       N/A           -11.57%
Templeton Foreign Securities - Class 2                        -25.03%       N/A           -11.81%


* Performance figures are not annualized.
(With the Enhanced Death Benefit Rider and Income Benefit Rider)
                                                                                     10 Year or Since
Variable Sub-Account                                           1 Year      5 Year        Inception
AIM V.I. Aggressive Growth                                    -29.26%       N/A           -26.39%
AIM V.I. Balanced                                             -23.80%       N/A           -5.51%
AIM V.I. Capital Appreciation                                 -30.92%       N/A           -4.21%
AIM V.I. Core Equity (6)                                      -22.31%       N/A           -3.35%
AIM V.I. Dent Demographic Trends                              -38.62%       N/A           -33.24%
AIM V.I. Diversified Income                                    -4.75%       N/A           -1.38%
AIM V.I. Growth                                               -37.42%       N/A           -10.87%
AIM V.I. International Growth                                 -22.40%       N/A           -6.10%
AIM V.I. Premier Equity                                       -36.72%       N/A           -4.77%
Dreyfus Socially Responsible Growth                           -35.43%      -6.50%         -4.50%
Dreyfus Stock Index                                           -28.97%       N/A           -3.54%
Dreyfus VIF - Growth & Income                                 -31.88%      -4.99%         -3.50%
Dreyfus VIF - Money Market                                     -5.57%      1.56%           1.72%
Fidelity VIP Asset Manager: Growth - Service Class 2          -22.55%       N/A           -17.21%
Fidelity VIP Contrafund - Service Class 2                     -16.44%       N/A           -13.53%
Fidelity VIP Equity-Income - Service Class 2                  -23.85%       N/A           -18.75%
Fidelity VIP Growth - Service Class 2                         -36.75%       N/A           -30.90%
Fidelity VIP High Income - Service Class 2                     -3.77%       N/A           -8.72%
LSA Diversified Mid-Cap*                                        N/A         N/A           -28.43%
Putnam Health Sciences                                        -26.98%       N/A           -19.20%
Van Kampen UIF U.S. Real Estate                                -7.78%       N/A            5.82%
Goldman Sachs VIT CORE Small Cap Equity                       -21.71%       N/A            0.00%
Goldman Sachs VIT CORE U.S. Equity                            -28.51%       N/A           -7.13%
LSA Equity Growth (2)                                         -36.28%       N/A           -28.40%
LSA Capital Growth (2)                                        -30.94%       N/A           -26.21%
MFS Emerging Growth - Service Class                           -39.97%       N/A           -35.76%
MFS Investors Trust - Service Class(7)                        -27.78%       N/A           -24.20%
MFS New Discovery - Service Class                             -38.23%       N/A           -27.15%
MFS Research - Service Class                                  -31.28%       N/A           -28.55%
MFS Utilities - Service Class                                 -29.49%       N/A           -32.67%
Oppenheimer Aggressive Growth                                 -34.29%       N/A           -18.31%
Oppenheimer Capital Appreciation                              -33.38%       N/A           -11.23%
Oppenheimer Global Securities                                 -28.74%       N/A           -5.11%
Oppenheimer Main Street(3)                                    -25.47%       N/A           -13.44%
Oppenheimer Strategic Bond                                     0.30%        N/A            2.00%
Putnam Growth and Income                                      -25.65%       N/A           -20.76%
Putnam Growth Opportunities                                   -35.96%       N/A           -33.67%
Putnam International Equity(4)                                -24.36%       N/A           -7.74%
Putnam New Value                                              -22.33%       N/A           -16.63%
Putnam Research                                               -28.81%       N/A           -10.57%
Van Kampen UIF Core Plus Fixed Income                          0.18%        N/A            4.15%
Van Kampen UIF Global Value Equity                            -23.57%       N/A           -4.61%
Van Kampen UIF U.S. Mid Cap Core(5)                           -34.52%       N/A           -2.48%
Van Kampen UIF Value                                          -28.76%       N/A           -3.61%
Franklin Small Cap - Class 2(1)                               -35.17%       N/A           -10.91%
Franklin Technology Securities - Class 2(1)                   -50.11%       N/A           -43.68%
Mutual Shares Securities - Class 2                            -18.61%       N/A           -0.95%
Templeton Developing Markets Securities - Class 2              -7.16%       N/A           -11.80%
Templeton Foreign Securities - Class 2                        -25.23%       N/A           -12.05%


* Performance figures are not annualized.
(With Enhanced Earnings Death Benefit)
                                                                                     10 Year or Since
Variable Sub-Account                                           1 Year      5 Year        Inception
AIM V.I. Aggressive Growth                                    -29.23%       N/A           -26.45%
AIM V.I. Balanced                                             -23.74%       N/A           -5.41%
AIM V.I. Capital Appreciation                                 -30.90%       N/A           -4.00%
AIM V.I. Core Equity (6)                                      -22.24%       N/A           -3.14%
AIM V.I. Dent Demographic Trends                              -38.64%       N/A           -33.33%
AIM V.I. Diversified Income                                    -4.60%       N/A           -1.24%
AIM V.I. Growth                                               -37.43%       N/A           -10.71%
AIM V.I. International Growth                                 -22.33%       N/A           -5.93%
AIM V.I. Premier Equity                                       -36.72%       N/A           -4.55%
Dreyfus Socially Responsible Growth                           -35.43%      -6.31%         -4.31%
Dreyfus Stock Index                                           -28.93%       N/A           -3.33%
Dreyfus VIF - Growth & Income                                 -31.86%      -4.81%         -3.34%
Dreyfus VIF - Money Market                                     -5.42%      1.74%           1.88%
Fidelity VIP Asset Manager: Growth - Service Class 2          -22.48%       N/A           -17.20%
Fidelity VIP Contrafund - Service Class 2                     -16.34%       N/A           -13.50%
Fidelity VIP Equity-Income - Service Class 2                  -23.79%       N/A           -18.75%
Fidelity VIP Growth - Service Class 2                         -36.76%       N/A           -30.97%
Fidelity VIP High Income - Service Class 2                     -3.61%       N/A           -8.69%
LSA Diversified Mid-Cap*                                        N/A         N/A           -28.32%
Putnam Health Sciences                                        -26.94%       N/A           -19.20%
Van Kampen UIF U.S. Real Estate                                -7.65%       N/A            5.97%
Goldman Sachs VIT CORE Small Cap Equity                       -21.64%       N/A            0.14%
Goldman Sachs VIT CORE U.S. Equity                            -28.47%       N/A           -7.03%
LSA Equity Growth (2)                                         -36.29%       N/A           -28.45%
LSA Capital Growth (2)                                        -30.91%       N/A           -26.26%
MFS Emerging Growth - Service Class                           -40.00%       N/A           -35.87%
MFS Investors Trust - Service Class(7)                        -27.74%       N/A           -24.24%
MFS New Discovery - Service Class                             -38.24%       N/A           -27.18%
MFS Research - Service Class                                  -31.26%       N/A           -28.62%
MFS Utilities - Service Class                                 -29.46%       N/A           -32.78%
Oppenheimer Aggressive Growth                                 -34.29%       N/A           -18.31%
Oppenheimer Capital Appreciation                              -33.37%       N/A           -11.18%
Oppenheimer Global Securities                                 -28.71%       N/A           -4.99%
Oppenheimer Main Street(3)                                    -25.42%       N/A           -13.45%
Oppenheimer Strategic Bond                                     0.47%        N/A            2.08%
Putnam Growth and Income                                      -25.60%       N/A           -20.77%
Putnam Growth Opportunities                                   -35.97%       N/A           -33.77%
Putnam International Equity(4)                                -24.30%       N/A           -7.76%
Putnam New Value                                              -22.26%       N/A           -16.62%
Putnam Research                                               -28.78%       N/A           -10.59%
Van Kampen UIF Core Plus Fixed Income                          0.36%        N/A            4.27%
Van Kampen UIF Global Value Equity                            -23.51%       N/A           -4.52%
Van Kampen UIF U.S. Mid Cap Core(5)                           -34.52%       N/A           -2.33%
Van Kampen UIF Value                                          -28.73%       N/A           -3.52%
Franklin Small Cap - Class 2(1)                               -35.17%       N/A           -10.82%
Franklin Technology Securities - Class 2(1)                   -50.18%       N/A           -43.83%
Mutual Shares Securities - Class 2                            -18.52%       N/A           -0.86%
Templeton Developing Markets Securities - Class 2              -7.01%       N/A           -11.83%
Templeton Foreign Securities - Class 2                        -25.18%       N/A           -12.03%

* Performance figures are not annualized.
(With the Enhanced  Earnings Death Benefit Rider, and the Enhanced Death Benefit
Rider or the Income Benefit Rider)

                                                                                     10 Year or Since
Variable Sub-Account                                           1 Year      5 Year        Inception
AIM V.I. Aggressive Growth                                    -29.42%       N/A           -26.65%
AIM V.I. Balanced                                             -23.94%       N/A           -5.66%
AIM V.I. Capital Appreciation                                 -31.09%       N/A           -4.25%
AIM V.I. Core Equity (6)                                      -22.45%       N/A           -3.40%
AIM V.I. Dent Demographic Trends                              -38.81%       N/A           -33.51%
AIM V.I. Diversified Income                                    -4.85%       N/A           -1.50%
AIM V.I. Growth                                               -37.60%       N/A           -10.95%
AIM V.I. International Growth                                 -22.54%       N/A           -6.18%
AIM V.I. Premier Equity                                       -36.90%       N/A           -4.81%
Dreyfus Socially Responsible Growth                           -35.60%      -6.56%         -4.57%
Dreyfus Stock Index                                           -29.12%       N/A           -3.59%
Dreyfus VIF - Growth & Income                                 -32.04%      -5.06%         -3.59%
Dreyfus VIF - Money Market                                     -5.67%      1.48%           1.61%
Fidelity VIP Asset Manager: Growth - Service Class 2          -22.69%       N/A           -17.42%
Fidelity VIP Contrafund - Service Class 2                     -16.57%       N/A           -13.73%
Fidelity VIP Equity-Income - Service Class 2                  -24.00%       N/A           -18.97%
Fidelity VIP Growth - Service Class 2                         -36.93%       N/A           -31.16%
Fidelity VIP High Income - Service Class 2                     -3.87%       N/A           -8.93%
LSA Diversified Mid-Cap*                                        N/A         N/A           -28.45%
Putnam Health Sciences                                        -27.14%       N/A           -19.42%
Van Kampen UIF U.S. Real Estate                                -7.89%       N/A            5.69%
Goldman Sachs VIT CORE Small Cap Equity                       -21.85%       N/A           -0.13%
Goldman Sachs VIT CORE U.S. Equity                            -28.66%       N/A           -7.28%
LSA Equity Growth (2)                                         -36.46%       N/A           -28.64%
LSA Capital Growth (2)                                        -31.10%       N/A           -26.46%
MFS Emerging Growth - Service Class                           -40.16%       N/A           -36.05%
MFS Investors Trust - Service Class(7)                        -27.93%       N/A           -24.44%
MFS New Discovery - Service Class                             -38.41%       N/A           -27.38%
MFS Research - Service Class                                  -31.44%       N/A           -28.82%
MFS Utilities - Service Class                                 -29.65%       N/A           -32.96%
Oppenheimer Aggressive Growth                                 -34.47%       N/A           -18.54%
Oppenheimer Capital Appreciation                              -33.55%       N/A           -11.42%
Oppenheimer Global Securities                                 -28.90%       N/A           -5.25%
Oppenheimer Main Street(3)                                    -25.62%       N/A           -13.68%
Oppenheimer Strategic Bond                                     0.21%        N/A            1.82%
Putnam Growth and Income                                      -25.80%       N/A           -20.99%
Putnam Growth Opportunities                                   -36.14%       N/A           -33.96%
Putnam International Equity(4)                                -24.51%       N/A           -8.00%
Putnam New Value                                              -22.47%       N/A           -16.84%
Putnam Research                                               -28.97%       N/A           -10.83%
Van Kampen UIF Core Plus Fixed Income                          0.10%        N/A            4.00%
Van Kampen UIF Global Value Equity                            -23.71%       N/A           -4.77%
Van Kampen UIF U.S. Mid Cap Core(5)                           -34.69%       N/A           -2.58%
Van Kampen UIF Value                                          -28.92%       N/A           -3.77%
Franklin Small Cap - Class 2(1)                               -35.35%       N/A           -11.06%
Franklin Technology Securities - Class 2(1)                   -50.32%       N/A           -44.00%
Mutual Shares Securities - Class 2                            -18.74%       N/A           -1.12%
Templeton Developing Markets Securities - Class 2              -7.26%       N/A           -12.07%
Templeton Foreign Securities - Class 2                        -25.38%       N/A           -12.27%


* Performance figures are not annualized.
(With  Income  Benefit,  Enhanced  Death  Benefit and  Enhanced  Earnings  Death
Benefit)

                                                                                     10 Year or Since
Variable Sub-Account                                           1 Year      5 Year        Inception
AIM V.I. Aggressive Growth                                    -29.61%       N/A           -26.85%
AIM V.I. Balanced                                             -24.15%       N/A           -5.91%
AIM V.I. Capital Appreciation                                 -31.27%       N/A           -4.51%
AIM V.I. Core Equity (6)                                      -22.66%       N/A           -3.65%
AIM V.I. Dent Demographic Trends                              -38.97%       N/A           -33.70%
AIM V.I. Diversified Income                                    -5.10%       N/A           -1.76%
AIM V.I. Growth                                               -37.77%       N/A           -11.19%
AIM V.I. International Growth                                 -22.75%       N/A           -6.43%
AIM V.I. Premier Equity                                       -37.07%       N/A           -5.06%
Dreyfus Socially Responsible Growth                           -35.78%      -6.81%         -4.82%
Dreyfus Stock Index                                           -29.32%       N/A           -3.84%
Dreyfus VIF - Growth & Income                                 -32.23%      -5.31%         -3.85%
Dreyfus VIF - Money Market                                     -5.92%      1.22%           1.35%
Fidelity VIP Asset Manager: Growth - Service Class 2          -22.90%       N/A           -17.64%
Fidelity VIP Contrafund - Service Class 2                     -16.79%       N/A           -13.97%
Fidelity VIP Equity-Income - Service Class 2                  -24.20%       N/A           -19.19%
Fidelity VIP Growth - Service Class 2                         -37.10%       N/A           -31.36%
Fidelity VIP High Income - Service Class 2                     -4.12%       N/A           -9.17%
LSA Diversified Mid-Cap*                                        N/A         N/A           -28.58%
Putnam Health Sciences                                        -27.33%       N/A           -19.63%
Van Kampen UIF U.S. Real Estate                                -8.13%       N/A            5.41%
Goldman Sachs VIT CORE Small Cap Equity                       -22.06%       N/A           -0.39%
Goldman Sachs VIT CORE U.S. Equity                            -28.86%       N/A           -7.53%
LSA Equity Growth (2)                                         -36.63%       N/A           -28.84%
LSA Capital Growth (2)                                        -31.29%       N/A           -26.66%
MFS Emerging Growth - Service Class                           -40.32%       N/A           -36.23%
MFS Investors Trust - Service Class(7)                        -28.13%       N/A           -24.65%
MFS New Discovery - Service Class                             -38.58%       N/A           -27.58%
MFS Research - Service Class                                  -31.63%       N/A           -29.01%
MFS Utilities - Service Class                                 -29.84%       N/A           -33.15%
Oppenheimer Aggressive Growth                                 -34.64%       N/A           -18.76%
Oppenheimer Capital Appreciation                              -33.73%       N/A           -11.65%
Oppenheimer Global Securities                                 -29.09%       N/A           -5.50%
Oppenheimer Main Street(3)                                    -25.82%       N/A           -13.92%
Oppenheimer Strategic Bond                                     -0.05%       N/A            1.55%
Putnam Growth and Income                                      -26.00%       N/A           -21.20%
Putnam Growth Opportunities                                   -36.31%       N/A           -34.14%
Putnam International Equity(4)                                -24.71%       N/A           -8.24%
Putnam New Value                                              -22.68%       N/A           -17.07%
Putnam Research                                               -29.16%       N/A           -11.07%
Van Kampen UIF Core Plus Fixed Income                          -0.17%       N/A            3.72%
Van Kampen UIF Global Value Equity                            -23.92%       N/A           -5.02%
Van Kampen UIF U.S. Mid Cap Core(5)                           -34.87%       N/A           -2.84%
Van Kampen UIF Value                                          -29.11%       N/A           -4.03%
Franklin Small Cap - Class 2(1)                               -35.52%       N/A           -11.30%
Franklin Technology Securities - Class 2(1)                   -50.46%       N/A           -44.16%
Mutual Shares Securities - Class 2                            -18.96%       N/A           -1.38%
Templeton Developing Markets Securities - Class 2              -7.51%       N/A           -12.31%
Templeton Foreign Securities - Class 2                        -25.58%       N/A           -12.50%

* Performance figures are not annualized.
(1) Performance shown prior to 5/1/00 is based on the Franklin Small Cap Investments (Class 2) and Mutual Shares Investments (Class 2) Variable Sub-Accounts. On 5/1/00, the Franklin Small Cap Investments (Class 2) and Mutual Shares Investments (Class 2) Portfolios were merged into the Franklin Small Cap (Class 2) and Mutual Shares Securities (Class 2), respectively and were closed. For administrative convenience, on May 1, 2000, we merged the corresponding Sub-Accounts into new Sub-Accounts named Franklin Small Cap (Class 2) and Templeton Growth Securities (Class 2), respectively.

(2) Effective 5/1/03 the LSA Focused Equity Fund and the LSA Growth Equity Fund changed their names to LSA Equity Growth Fund and LSA Capital Growth Fund, respectively.

(3) Effective 5/1/03 the Oppenheimer Main Street Growth & Income Fund changed its name to Oppenheimer Main Street Fund.

(4) Effective 5/1/03 the Putnam VT International Growth Fund changed its name to Putnam VT International Equity Fund.

(5) Effective 5/1/03 the Van Kampen UIF Mid Cap Value Portfolio changed its name to Van Kampen UIF U.S. Mid Cap Core Portfolio.

(6) Effective 9/30/02, the AIM V.I. Core Equity Fund changed its investment objectives from growth of capital with a secondary objective of current income to growth of capital. Performance shown for the AIM V.I. Core Equity Sub-Account is based on the performance of the Portfolio, which reflects the investment policies of the Portfolio in effect during the periods shown.

(7) Effective May 1, 2001, the MFS Growth with Income Series changed its name to MFS Investors Trust Series to reflect changes in its investment policies. Performance shown for the MFS Investors Trust Series Sub-Account is based on performance of the Portfolio, which reflects the investment policies of the Portfolio in effect during the periods shown.





                   ADJUSTED HISTORICAL TOTAL RETURNS METHOD 1

Set out below are the adjusted historical total returns method 1 for each Variable Sub-Account since it's corresponding Portfolio's inception through December 31, 2002.

The adjusted historical total returns methods 1 shown below do not reflect the withdrawal charge or the $35 annual contract maintenance charge.

The inception dates of the Portfolios are as follows:

                                                            Inception Date
                                                                  of
                                                            Corresponding
Variable Sub-Account                                          Portfolio
AIM V.I. Aggressive Growth                                     05/01/98
AIM V.I. Balanced                                              05/01/98
AIM V.I. Capital Appreciation                                  05/05/93
AIM V.I. Core Equity                                           05/02/94
AIM V.I. Dent Demographic Trends                               12/29/99
AIM V.I. Diversified Income                                    05/05/93
AIM V.I. Growth                                                05/05/93
AIM V.I. International Growth                                  05/05/93
AIM V.I. Premier Equity                                        05/05/93
Dreyfus Socially Responsible Growth                            10/15/93
Dreyfus Stock Index                                            09/29/89
Dreyfus VIF - Growth & Income                                  04/30/94
Dreyfus VIF - Money Market                                     08/31/90
Fidelity VIP Asset Manager: Growth - Service Class 2           01/04/95
Fidelity VIP Contrafund - Service Class 2                      01/04/95
Fidelity VIP Equity-Income - Service Class 2                   10/10/86
Fidelity VIP Growth - Service Class 2                          10/10/86
Fidelity VIP High Income - Service Class 2                     09/20/85
LSA Diversified Mid-Cap                                        08/14/01
Putnam Health Sciences                                         04/30/98
Van Kampen UIF U.S. Real Estate                                03/03/97
Goldman Sachs VIT CORE Small Cap Equity                        02/13/98
Goldman Sachs VIT CORE U.S. Equity                             02/13/98
LSA Equity Growth                                              10/01/99
LSA Capital Growth                                             10/01/99
MFS Emerging Growth - Service Class                            07/24/95
MFS Investors Trust - Service Class                            10/09/95
MFS New Discovery - Service Class                              05/01/98
MFS Research - Service Class                                   07/26/95
MFS Utilities - Service Class                                  01/03/95
Oppenheimer Aggressive Growth                                  08/15/86
Oppenheimer Capital Appreciation                               04/03/85
Oppenheimer Global Securities                                  11/12/90
Oppenheimer Main Street                                        07/05/95
Oppenheimer Strategic Bond                                     05/03/93
Putnam Growth and Income                                       02/01/88
Putnam Growth Opportunities                                    01/31/00
Putnam International Equity                                    01/02/97
Putnam New Value                                               01/02/97
Putnam Research                                                09/29/98
Van Kampen UIF Core Plus Fixed Income                          01/02/97
Van Kampen UIF Global Value Equity                             01/02/97
Van Kampen UIF U.S. Mid Cap Core                               01/02/97
Van Kampen UIF Value                                           01/02/97
Franklin Small Cap - Class 2                                   10/31/95
Franklin Technology Securities - Class 2                       05/31/00
Mutual Shares Securities - Class 2                             11/08/96
Templeton Developing Markets Securities - Class 2              03/04/96
Templeton Foreign Securities - Class 2                         05/01/92


(Without the Enhanced  Death  Benefit  Rider,  the Income  Benefit  Rider or the
Enhanced Earnings Death Benefit Rider)
                                                                                       0 Year or Since
Variable Sub-Account                                              1 Year     5 Year   1   Inception
AIM V.I. Aggressive Growth                                        -23.70%      N/A         -5.05%
AIM V.I. Balanced                                                 -18.21%      N/A         -2.46%
AIM V.I. Capital Appreciation                                     -25.37%    -3.57%         5.88%
AIM V.I. Core Equity (9)                                          -16.72%    -2.26%         6.40%
AIM V.I. Dent Demographic Trends                                  -33.11%      N/A         -28.54%
AIM V.I. Diversified Income                                        0.93%      0.27%         3.35%
AIM V.I. Growth                                                   -31.90%    -9.26%         2.41%
AIM V.I. International Growth                                     -16.81%    -4.50%         2.86%
AIM V.I. Premier Equity                                           -31.20%    -3.50%         6.39%
Dreyfus Socially Responsible Growth                               -29.90%    -5.09%         5.12%
Dreyfus Stock Index                                               -23.41%    -2.26%         7.45%
Dreyfus VIF - Growth & Income                                     -26.33%    -3.61%         6.95%
Dreyfus VIF - Money Market                                         0.10%      2.77%         3.02%
Fidelity VIP Asset Manager: Growth - Service Class 2(2)           -16.96%    -3.16%         5.19%
Fidelity VIP Contrafund - Service Class 2(2)                      -10.82%     2.03%        10.46%
Fidelity VIP Equity-Income - Service Class 2(2)                   -18.26%    -1.32%         8.02%
Fidelity VIP Growth - Service Class 2(2)                          -31.23%    -1.99%         6.69%
Fidelity VIP High Income - Service Class 2(2)                      1.91%     -7.57%         1.79%
LSA Diversified Mid-Cap                                           -20.33%      N/A         -15.21%
Putnam Health Sciences(6)                                         -21.41%      N/A         -2.79%
Van Kampen UIF U.S. Real Estate                                   -2.12%      2.95%         5.27%
Goldman Sachs VIT CORE Small Cap Equity                           -16.11%      N/A         -2.16%
Goldman Sachs VIT CORE U.S. Equity                                -22.94%      N/A         -3.86%
LSA Equity Growth (3)                                             -30.76%      N/A         -14.33%
LSA Capital Growth (3)                                            -25.39%      N/A         -10.92%
MFS Emerging Growth - Service Class(4)                            -34.47%    -5.22%         2.86%
MFS Investors Trust - Service Class(4)(10)                        -22.21%    -4.59%         3.87%
MFS New Discovery - Service Class(4)                              -32.72%      N/A          0.59%
MFS Research - Service Class(4)                                   -25.73%    -5.58%         2.20%
MFS Utilities - Service Class(4)                                  -23.93%    -3.40%         6.69%
Oppenheimer Aggressive Growth                                     -28.76%    -3.21%         5.22%
Oppenheimer Capital Appreciation                                  -27.84%     0.93%         8.68%
Oppenheimer Global Securities                                     -23.18%     4.00%        10.41%
Oppenheimer Main Street(5)                                        -19.89%    -4.54%         7.21%
Oppenheimer Strategic Bond                                         6.00%      2.72%         4.38%
Putnam Growth and Income (6)                                      -20.07%    -2.20%         7.02%
Putnam Growth Opportunities(6)                                    -30.44%      N/A         -29.64%
Putnam International Equity(6)(7)                                 -18.77%     0.93%         3.06%
Putnam New Value (6)                                              -16.74%     1.19%         3.50%
Putnam Research (6)                                               -23.25%      N/A         -2.72%
Van Kampen UIF Core Plus Fixed Income                              5.89%      5.64%         6.10%
Van Kampen UIF Global Value Equity                                -17.98%    -1.01%         1.99%
Van Kampen UIF U.S. Mid Cap Core(8)                               -28.99%     0.08%         5.71%
Van Kampen UIF Value                                              -23.20%    -2.16%         1.14%
Franklin Small Cap - Class 2(1)(11)                               -29.64%    -1.36%         4.79%
Franklin Technology Securities - Class 2(1)                       -44.66%      N/A         -36.16%
Mutual Shares Securities - Class 2(11)                            -12.99%     2.54%         5.08%
Templeton Developing Markets Securities - Class 2(1)(12)          -1.49%     -6.74%        -10.82%
Templeton Foreign Securities - Class 2(1)(12)                     -19.66%    -3.45%         6.21%





(With the Enhanced  Death  Benefit  Rider or the Income Benefit Rider)
Enhanced Earnings Death Benefit Rider)
                                                                                       0 Year or Since
Variable Sub-Account                                              1 Year     5 Year   1   Inception
AIM V.I. Aggressive Growth                                        -23.89%      N/A         -5.29%
AIM V.I. Balanced                                                 -18.42%      N/A         -2.70%
AIM V.I. Capital Appreciation                                     -25.56%    -3.81%         5.61%
AIM V.I. Core Equity(9)                                           -16.92%    -2.51%         6.14%
AIM V.I. Dent Demographic Trends                                  -33.28%      N/A         -28.72%
AIM V.I. Diversified Income                                        0.68%      0.02%         3.09%
AIM V.I. Growth                                                   -32.07%    -9.48%         2.15%
AIM V.I. International Growth                                     -17.01%    -4.74%         2.60%
AIM V.I. Premier Equity                                           -31.37%    -3.75%         6.12%
Dreyfus Socially Responsible Growth                               -30.08%    -5.33%         4.86%
Dreyfus Stock Index                                               -23.60%    -2.51%         7.18%
Dreyfus VIF - Growth & Income                                     -26.52%    -3.86%         6.68%
Dreyfus VIF - Money Market                                        -0.15%      2.52%         2.76%
Fidelity VIP Asset Manager: Growth - Service Class 2(2)           -17.16%    -3.40%         4.93%
Fidelity VIP Contrafund - Service Class 2(2)                      -11.04%     1.78%        10.19%
Fidelity VIP Equity-Income - Service Class 2(2)                   -18.47%    -1.56%         7.75%
Fidelity VIP Growth - Service Class 2(2)                          -31.40%    -2.23%         6.42%
Fidelity VIP High Income - Service Class 2(2)                      1.66%     -7.80%         1.53%
LSA Diversified Mid-Cap                                           -20.53%      N/A         -15.42%
Putnam Health Sciences(6)                                         -21.61%      N/A         -3.03%
Van Kampen UIF U.S. Real Estate                                   -2.36%      2.69%         5.01%
Goldman Sachs VIT CORE Small Cap Equity                           -16.32%      N/A         -2.41%
Goldman Sachs VIT CORE U.S. Equity                                -23.14%      N/A         -4.10%
LSA Equity Growth (3)                                             -30.93%      N/A         -14.55%
LSA Capital Growth (3)                                            -25.57%      N/A         -11.14%
MFS Emerging Growth - Service Class(4)                            -34.63%    -5.46%         2.60%
MFS Investors Trust - Service Class(4)(10)                        -22.41%    -4.82%         3.61%
MFS New Discovery - Service Class(4)                              -32.89%      N/A          0.34%
MFS Research - Service Class(4)                                   -25.92%    -5.82%         1.95%
MFS Utilities - Service Class(4)                                  -24.12%    -3.64%         6.43%
Oppenheimer Aggressive Growth                                     -28.94%    -3.45%         4.96%
Oppenheimer Capital Appreciation                                  -28.02%     0.68%         8.41%
Oppenheimer Global Securities                                     -23.37%     3.74%        10.14%
Oppenheimer Main Street(5)                                        -20.09%    -4.78%         6.94%
Oppenheimer Strategic Bond                                         5.74%      2.46%         4.12%
Putnam Growth and Income (6)                                      -20.27%    -2.44%         6.75%
Putnam Growth Opportunities(6)                                    -30.61%      N/A         -29.81%
Putnam International Equity(6)(7)                                 -18.98%     0.68%         2.81%
Putnam New Value (6)                                              -16.94%     0.94%         3.24%
Putnam Research (6)                                               -23.44%      N/A         -2.96%
Van Kampen UIF Core Plus Fixed Income                              5.62%      5.38%         5.84%
Van Kampen UIF Global Value Equity                                -18.19%    -1.25%         1.74%
Van Kampen UIF U.S. Mid Cap Core(8)                               -29.17%    -0.17%         5.45%
Van Kampen UIF Value                                              -23.39%    -2.40%         0.88%
Franklin Small Cap - Class 2(1)(11)                               -29.82%    -1.61%         4.52%
Franklin Technology Securities - Class 2(1)                       -44.80%      N/A         -36.32%
Mutual Shares Securities - Class 2(11)                            -13.21%     2.28%         4.82%
Templeton Developing Markets Securities - Class 2(1)(12)          -1.73%     -6.97%        -11.04%
Templeton Foreign Securities - Class 2(1)(12)                     -19.86%    -3.69%         5.95%




(With the Enhanced Death Benefit Rider and Income Benefit Rider)
                                                                                       0 Year or Since
Variable Sub-Account                                              1 Year     5 Year   1   Inception
AIM V.I. Aggressive Growth                                        -24.08%      N/A         -5.53%
AIM V.I. Balanced                                                 -18.62%      N/A         -2.94%
AIM V.I. Capital Appreciation                                     -25.74%    -4.05%         5.35%
AIM V.I. Core Equity (9)                                          -17.13%    -2.75%         5.87%
AIM V.I. Dent Demographic Trends                                  -33.45%      N/A         -28.90%
AIM V.I. Diversified Income                                        0.42%     -0.23%         2.83%
AIM V.I. Growth                                                   -32.24%    -9.71%         1.90%
AIM V.I. International Growth                                     -17.22%    -4.98%         2.35%
AIM V.I. Premier Equity                                           -31.54%    -3.99%         5.86%
Dreyfus Socially Responsible Growth                               -30.25%    -5.57%         4.60%
Dreyfus Stock Index                                               -23.79%    -2.75%         6.91%
Dreyfus VIF - Growth & Income                                     -26.70%    -4.10%         6.42%
Dreyfus VIF - Money Market                                        -0.40%      2.26%         2.51%
Fidelity VIP Asset Manager: Growth - Service Class 2(2)           -17.37%    -3.64%         4.67%
Fidelity VIP Contrafund - Service Class 2(2)                      -11.26%     1.52%         9.91%
Fidelity VIP Equity-Income - Service Class 2(2)                   -18.67%    -1.81%         7.48%
Fidelity VIP Growth - Service Class 2(2)                          -31.58%    -2.47%         6.15%
Fidelity VIP High Income - Service Class 2(2)                      1.41%     -8.03%         1.28%
LSA Diversified Mid-Cap                                           -20.73%      N/A         -15.63%
Putnam Health Sciences(6)                                         -21.80%      N/A         -3.27%
Van Kampen UIF U.S. Real Estate                                   -2.61%      2.44%         4.75%
Goldman Sachs VIT CORE Small Cap Equity                           -16.53%      N/A         -2.65%
Goldman Sachs VIT CORE U.S. Equity                                -23.33%      N/A         -4.33%
LSA Equity Growth (3)                                             -31.10%      N/A         -14.76%
LSA Capital Growth (3)                                            -25.76%      N/A         -11.36%
MFS Emerging Growth - Service Class(4)                            -34.80%    -5.69%         2.35%
MFS Investors Trust - Service Class(4)(10)                        -22.60%    -5.06%         3.35%
MFS New Discovery - Service Class(4)                              -33.05%      N/A          0.09%
MFS Research - Service Class(4)                                   -26.10%    -6.05%         1.69%
MFS Utilities - Service Class(4)                                  -24.31%    -3.88%         6.16%
Oppenheimer Aggressive Growth                                     -29.12%    -3.69%         4.69%
Oppenheimer Capital Appreciation                                  -28.20%     0.43%         8.13%
Oppenheimer Global Securities                                     -23.56%     3.48%         9.86%
Oppenheimer Main Street(5)                                        -20.29%    -5.02%         6.68%
Oppenheimer Strategic Bond                                         5.47%      2.20%         3.86%
Putnam Growth and Income (6)                                      -20.47%    -2.68%         6.48%
Putnam Growth Opportunities(6)                                    -30.78%      N/A         -29.99%
Putnam International Equity(6)(7)                                 -19.18%     0.43%         2.55%
Putnam New Value (6)                                              -17.15%     0.69%         2.99%
Putnam Research (6)                                               -23.63%      N/A         -3.20%
Van Kampen UIF Core Plus Fixed Income                              5.36%      5.11%         5.57%
Van Kampen UIF Global Value Equity                                -18.39%    -1.50%         1.48%
Van Kampen UIF U.S. Mid Cap Core(8)                               -29.34%    -0.42%         5.18%
Van Kampen UIF Value                                              -23.58%    -2.65%         0.63%
Franklin Small Cap - Class 2(1)(11)                               -29.99%    -1.86%         4.26%
Franklin Technology Securities - Class 2(1)                       -44.93%      N/A         -36.48%
Mutual Shares Securities - Class 2(11)                            -13.43%     2.03%         4.56%
Templeton Developing Markets Securities - Class 2(1)(12)          -1.98%     -7.20%        -11.26%
Templeton Foreign Securities - Class 2(1)(12)                     -20.06%    -3.93%         5.68%





(With Enhanced Earnings Death Benefit)
                                                                                       0 Year or Since
Variable Sub-Account                                              1 Year     5 Year   1   Inception
AIM V.I. Aggressive Growth                                        -24.05%      N/A         -5.39%
AIM V.I. Balanced                                                 -18.56%      N/A         -2.79%
AIM V.I. Capital Appreciation(9)                                  -25.72%    -3.85%         5.67%
AIM V.I. Core Equity                                              -17.07%    -2.55%         6.18%
AIM V.I. Dent Demographic Trends                                  -33.46%      N/A         -29.11%
AIM V.I. Diversified Income                                        0.58%     -0.08%         3.04%
AIM V.I. Growth                                                   -32.25%    -9.56%         2.19%
AIM V.I. International Growth                                     -17.16%    -4.81%         2.62%
AIM V.I. Premier Equity                                           -31.55%    -3.78%         6.18%
Dreyfus Socially Responsible Growth                               -30.25%    -5.38%         4.89%
Dreyfus Stock Index                                               -23.76%    -2.55%         7.24%
Dreyfus VIF - Growth & Income                                     -26.68%    -3.93%         6.74%
Dreyfus VIF - Money Market                                        -0.25%      2.45%         2.71%
Fidelity VIP Asset Manager: Growth - Service Class 2(2)           -17.31%    -3.48%         4.97%
Fidelity VIP Contrafund - Service Class 2(2)                      -11.17%     1.76%        10.28%
Fidelity VIP Equity-Income - Service Class 2(2)                   -18.61%    -1.63%         7.82%
Fidelity VIP Growth - Service Class 2(2)                          -31.58%    -2.24%         6.49%
Fidelity VIP High Income - Service Class 2(2)                      1.56%     -7.98%         1.53%
LSA Diversified Mid-Cap                                           -20.68%      N/A         -15.69%
Putnam Health Sciences(6)                                         -21.76%      N/A         -3.13%
Van Kampen UIF U.S. Real Estate                                   -2.47%      2.59%         4.95%
Goldman Sachs VIT CORE Small Cap Equity                           -16.46%      N/A         -2.52%
Goldman Sachs VIT CORE U.S. Equity                                -23.29%      N/A         -4.17%
LSA Equity Growth (3)                                             -31.11%      N/A         -14.76%
LSA Capital Growth (3)                                            -25.74%      N/A         -11.33%
MFS Emerging Growth - Service Class(4)                            -34.82%    -5.48%         2.63%
MFS Investors Trust - Service Class(4)(10)                        -22.56%    -4.90%         3.61%
MFS New Discovery - Service Class(4)                              -33.07%      N/A          0.30%
MFS Research - Service Class(4)                                   -26.08%    -5.89%         1.95%
MFS Utilities - Service Class(4)                                  -24.28%    -3.69%         6.50%
Oppenheimer Aggressive Growth                                     -29.11%    -3.48%         5.02%
Oppenheimer Capital Appreciation                                  -28.19%     0.67%         8.47%
Oppenheimer Global Securities                                     -23.53%     3.75%        10.24%
Oppenheimer Main Street(5)                                        -20.24%    -4.87%         7.00%
Oppenheimer Strategic Bond                                         5.65%      2.38%         4.07%
Putnam Growth and Income (6)                                      -20.42%    -2.51%         6.81%
Putnam Growth Opportunities(6)                                    -30.79%      N/A         -30.15%
Putnam International Equity(6)(7)                                 -19.12%     0.67%         2.81%
Putnam New Value (6)                                              -17.09%     0.88%         3.22%
Putnam Research (6)                                               -23.60%      N/A         -3.05%
Van Kampen UIF Core Plus Fixed Income                              5.54%      5.32%         5.80%
Van Kampen UIF Global Value Equity                                -18.33%    -1.32%         1.71%
Van Kampen UIF U.S. Mid Cap Core(8)                               -29.34%    -0.20%         5.49%
Van Kampen UIF Value                                              -23.55%    -2.50%         0.84%
Franklin Small Cap - Class 2(1)(11)                               -29.99%    -1.64%         4.52%
Franklin Technology Securities - Class 2(1)                       -45.01%      N/A         -36.69%
Mutual Shares Securities - Class 2(11)                            -13.34%     2.22%         4.75%
Templeton Developing Markets Securities - Class 2(1)(12)          -1.84%     -7.14%        -11.39%
Templeton Foreign Securities - Class 2(1)(12)                     -20.01%    -3.76%         6.02%




(With the Enhanced  Earnings Death Benefit Rider, and the Enhanced Death Benefit
Rider or the Income Benefit Rider)

                                                                                       0 Year or Since
Variable Sub-Account                                              1 Year     5 Year   1   Inception
AIM V.I. Aggressive Growth                                        -24.24%      N/A         -5.63%
AIM V.I. Balanced                                                 -18.77%      N/A         -3.03%
AIM V.I. Capital Appreciation                                     -25.91%    -4.10%         5.41%
AIM V.I. Core Equity(9)                                           -17.27%    -2.79%         5.92%
AIM V.I. Dent Demographic Trends                                  -33.63%      N/A         -29.29%
AIM V.I. Diversified Income                                        0.33%     -0.33%         2.78%
AIM V.I. Growth                                                   -32.42%    -9.79%         1.93%
AIM V.I. International Growth                                     -17.36%    -5.05%         2.36%
AIM V.I. Premier Equity                                           -31.72%    -4.02%         5.92%
Dreyfus Socially Responsible Growth                               -30.43%    -5.62%         4.63%
Dreyfus Stock Index                                               -23.95%    -2.80%         6.97%
Dreyfus VIF - Growth & Income                                     -26.87%    -4.17%         6.47%
Dreyfus VIF - Money Market                                        -0.50%      2.19%         2.45%
Fidelity VIP Asset Manager: Growth - Service Class 2(2)           -17.51%    -3.72%         4.71%
Fidelity VIP Contrafund - Service Class 2(2)                      -11.39%     1.50%        10.00%
Fidelity VIP Equity-Income - Service Class 2(2)                   -18.82%    -1.88%         7.55%
Fidelity VIP Growth - Service Class 2(2)                          -31.75%    -2.49%         6.22%
Fidelity VIP High Income - Service Class 2(2)                      1.31%     -8.22%         1.27%
LSA Diversified Mid-Cap                                           -20.88%      N/A         -15.91%
Putnam Health Sciences(6)                                         -21.96%      N/A         -3.37%
Van Kampen UIF U.S. Real Estate                                   -2.71%      2.33%         4.68%
Goldman Sachs VIT CORE Small Cap Equity                           -16.67%      N/A         -2.77%
Goldman Sachs VIT CORE U.S. Equity                                -23.49%      N/A         -4.41%
LSA Equity Growth (3)                                             -31.28%      N/A         -14.97%
LSA Capital Growth (3)                                            -25.92%      N/A         -11.55%
MFS Emerging Growth - Service Class(4)                            -34.98%    -5.72%         2.38%
MFS Investors Trust - Service Class(4)(10)                        -22.76%    -5.14%         3.35%
MFS New Discovery - Service Class(4)                              -33.24%      N/A          0.05%
MFS Research - Service Class(4)                                   -26.27%    -6.13%         1.69%
MFS Utilities - Service Class(4)                                  -24.47%    -3.94%         6.23%
Oppenheimer Aggressive Growth                                     -29.29%    -3.73%         4.75%
Oppenheimer Capital Appreciation                                  -28.37%     0.42%         8.20%
Oppenheimer Global Securities                                     -23.72%     3.49%         9.96%
Oppenheimer Main Street(5)                                        -20.44%    -5.11%         6.73%
Oppenheimer Strategic Bond                                         5.39%      2.12%         3.81%
Putnam Growth and Income (6)                                      -20.62%    -2.76%         6.54%
Putnam Growth Opportunities(6)                                    -30.96%      N/A         -30.33%
Putnam International Equity(6)(7)                                 -19.33%     0.41%         2.55%
Putnam New Value (6)                                              -17.29%     0.62%         2.96%
Putnam Research (6)                                               -23.79%      N/A         -3.30%
Van Kampen UIF Core Plus Fixed Income                              5.27%      5.05%         5.53%
Van Kampen UIF Global Value Equity                                -18.54%    -1.57%         1.46%
Van Kampen UIF U.S. Mid Cap Core(8)                               -29.52%    -0.46%         5.22%
Van Kampen UIF Value                                              -23.74%    -2.75%         0.58%
Franklin Small Cap - Class 2(1)(11)                               -30.17%    -1.89%         4.26%
Franklin Technology Securities - Class 2(1)                       -45.15%      N/A         -36.86%
Mutual Shares Securities - Class 2(11)                            -13.56%     1.96%         4.49%
Templeton Developing Markets Securities - Class 2(1)(12)          -2.08%     -7.38%        -11.61%
Templeton Foreign Securities - Class 2(1)(12)                     -20.21%    -4.01%         5.75%





(With  Income  Benefit,  Enhanced  Death  Benefit and  Enhanced  Earnings  Death
Benefit)

                                                                                       0 Year or Since
Variable Sub-Account                                              1 Year     5 Year   1   Inception
AIM V.I. Aggressive Growth                                        -24.43%      N/A         -5.87%
AIM V.I. Balanced                                                 -18.97%      N/A         -3.28%
AIM V.I. Capital Appreciation                                     -26.09%    -4.34%         5.14%
AIM V.I. Core Equity (9)                                          -17.48%    -3.04%         5.65%
AIM V.I. Dent Demographic Trends                                  -33.80%      N/A         -29.47%
AIM V.I. Diversified Income                                        0.07%     -0.58%         2.52%
AIM V.I. Growth                                                   -32.59%    -10.02%        1.67%
AIM V.I. International Growth                                     -17.57%    -5.29%         2.10%
AIM V.I. Premier Equity                                           -31.89%    -4.27%         5.65%
Dreyfus Socially Responsible Growth                               -30.60%    -5.86%         4.36%
Dreyfus Stock Index                                               -24.14%    -3.04%         6.71%
Dreyfus VIF - Growth & Income                                     -27.05%    -4.41%         6.20%
Dreyfus VIF - Money Market                                        -0.75%      1.93%         2.19%
Fidelity VIP Asset Manager: Growth - Service Class 2(2)           -17.72%    -3.97%         4.44%
Fidelity VIP Contrafund - Service Class 2(2)                      -11.61%     1.25%         9.73%
Fidelity VIP Equity-Income - Service Class 2(2)                   -19.02%    -2.13%         7.28%
Fidelity VIP Growth - Service Class 2(2)                          -31.93%    -2.74%         5.96%
Fidelity VIP High Income - Service Class 2(2)                      1.06%     -8.45%         1.01%
LSA Diversified Mid-Cap                                           -21.08%      N/A         -16.12%
Putnam Health Sciences(6)                                         -22.15%      N/A         -3.62%
Van Kampen UIF U.S. Real Estate                                   -2.96%      2.08%         4.42%
Goldman Sachs VIT CORE Small Cap Equity                           -16.88%      N/A         -3.01%
Goldman Sachs VIT CORE U.S. Equity                                -23.68%      N/A         -4.66%
LSA Equity Growth (3)                                             -31.45%      N/A         -15.19%
LSA Capital Growth (3)                                            -26.11%      N/A         -11.78%
MFS Emerging Growth - Service Class(4)                            -35.15%    -5.96%         2.12%
MFS Investors Trust - Service Class(4)(10)                        -22.95%    -5.38%         3.09%
MFS New Discovery - Service Class(4)                              -33.40%      N/A         -0.20%
MFS Research - Service Class(4)                                   -26.45%    -6.36%         1.44%
MFS Utilities - Service Class(4)                                  -24.66%    -4.18%         5.97%
Oppenheimer Aggressive Growth                                     -29.47%    -3.97%         4.49%
Oppenheimer Capital Appreciation                                  -28.55%     0.17%         7.93%
Oppenheimer Global Securities                                     -23.91%     3.23%         9.69%
Oppenheimer Main Street(5)                                        -20.64%    -5.35%         6.46%
Oppenheimer Strategic Bond                                         5.12%      1.86%         3.54%
Putnam Growth and Income (6)                                      -20.82%    -3.00%         6.27%
Putnam Growth Opportunities(6)                                    -31.13%      N/A         -30.50%
Putnam International Equity(6)(7)                                 -19.53%     0.16%         2.30%
Putnam New Value (6)                                              -17.50%     0.37%         2.70%
Putnam Research (6)                                               -23.98%      N/A         -3.54%
Van Kampen UIF Core Plus Fixed Income                              5.01%      4.79%         5.26%
Van Kampen UIF Global Value Equity                                -18.74%    -1.81%         1.20%
Van Kampen UIF U.S. Mid Cap Core(8)                               -29.69%    -0.71%         4.96%
Van Kampen UIF Value                                              -23.93%    -2.99%         0.33%
Franklin Small Cap - Class 2(1)(11)                               -30.34%    -2.14%         4.00%
Franklin Technology Securities - Class 2(1)                       -45.28%      N/A         -37.02%
Mutual Shares Securities - Class 2(11)                            -13.78%     1.71%         4.22%
Templeton Developing Markets Securities - Class 2(1)(12)          -2.33%     -7.61%        -11.84%
Templeton Foreign Securities - Class 2(1)(12)                     -20.41%    -4.25%         5.49%


(1) Each of the Portfolios' Class 2 shares (12b-1 class) were first offered on 1/6/99, except for Franklin Technology Securities and Templeton Developing Markets Securities, which were first offered on 9/1/00 and 5/1/97, respectively. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolios' Class 1 shares (non-12b-1 class), adjusted to reflect the 12b-1 fees of the Portfolios' 12b-1 class shares.

(2) Each of the Portfolios' Service Class 2 shares (12b-1 class) were first offered on 1/12/00. For periods prior to this date, the performance shown is based on the historical performance of the Portfolios' Initial Class shares (non-12b-1 class), adjusted to reflect the 12b-1 fees of the Portfolios' 12b-1 class shares.

(3) Effective 5/1/03 the LSA Focused Equity Fund and the LSA Growth Equity Fund changed their names to LSA Equity Growth Fund and LSA Capital Growth Fund, respectively.

(4) Each of the Portfolios Service Class shares (12b-1 class) were first offered on 5/1/00. For periods prior to this date, the performance shown is based on the historical performance of the Portfolios' Initial Class shares (non-12b-1 class), adjusted to reflect the 12b-1 fees of the Portfolios' 12b-1 class shares

(5) Effective 5/1/03 the Oppenheimer Main Street Growth & Income Fund changed its name to Oppenheimer Main Street Fund.

(6) Each of the Portfolios Class IB shares (12b-1 class) commenced operation on 4/30/98, except for the Putnam Growth and Income Fund which commenced operations 4/6/98 and Putnam Research Fund which commenced operations 9/30/98. For periods prior to the inception of the Portfolios' Class IB shares (12b-1 class), the performance shown is based on the historical performance of the Portfolios' Class IA shares (non-12b-1 class), adjusted to reflect the 12b-1 fees of the Portfolios' 12b-1 class shares.

(7) Effective 5/1/03 the Putnam VT International Growth Fund changed its name to Putnam VT International Equity Fund.

(8) Effective 5/1/03 the Van Kampen UIF Mid Cap Value Portfolio changed its name to Van Kampen UIF U.S. Mid Cap Core Portfolio.

(9) Effective 9/30/02, the AIM V.I. Core Equity Fund changed its investment objectives from growth of capital with a secondary objective of current income to growth of capital. Performance shown for the AIM V.I. Core Equity Sub-Account is based on the performance of the Portfolio, which reflects the investment policies of the Portfolio in effect during the periods shown.

(10) Effective May 1, 2001, the MFS Growth with Income Series changed its name to MFS Investors Trust Series to reflect changes in its investment policies. Performance shown for the MFS Investors Trust Series Sub-Account is based on performance of the Portfolio, which reflects the investment policies of the Portfolio in effect during the periods shown.

(11)The adjusted historical performance figures for the Franklin Small Cap (Class 2) and Mutual Shares Securities (Class 2) Variable Sub-Accounts are based on the historical performance of the Franklin Small Cap (Class 2) and Mutual Shares Securities (Class 2) Portfolio, respectively. These figures do not reflect the performance of predecessor Variable Sub-Accounts prior to May 1, 2000.

(12) The adjusted historical performance figures for the Templeton Global Income Securities (Class 2), and Templeton Growth Securities (Class 2) Variable Sub-Accounts are based on the historical performance of the Templeton Global Income Securities (Class 2), and Templeton Growth Securities (Class 2) Portfolios, respectively. These figures do not reflect the performance of predecessor Variable Sub-Accounts prior to May 1, 2000.





                   ADJUSTED HISTORICAL TOTAL RETURNS METHOD 2

Set out below are the adjusted historical total returns method 2 for each Variable Sub-Account since the corresponding Portfolio's inception through December 31, 2002.

The inception dates of the Portfolios are listed under "Adjusted Historical Returns Method 1"




(Without the Enhanced  Death  Benefit  Rider,  the Income  Benefit  Rider or the
Enhanced Earnings Death Benefit Rider)
                                                                                       0 Year or Since
Variable Sub-Account                                              1 Year     5 Year   1   Inception
AIM V.I. Aggressive Growth                                        -28.88%      N/A         -6.26%
AIM V.I. Balanced                                                 -23.39%      N/A         -3.55%
AIM V.I. Capital Appreciation                                     -30.55%    -4.43%         5.83%
AIM V.I. Core Equity (9)                                          -21.89%    -3.08%         6.36%
AIM V.I. Dent Demographic Trends                                  -38.29%      N/A         -31.57%
AIM V.I. Diversified Income                                       -4.25%     -0.49%         3.28%
AIM V.I. Growth                                                   -37.08%    -10.35%        2.36%
AIM V.I. International Growth                                     -21.98%    -5.40%         2.81%
AIM V.I. Premier Equity                                           -36.37%    -4.37%         6.34%
Dreyfus Socially Responsible Growth                               -35.08%    -6.01%         5.07%
Dreyfus Stock Index                                               -28.58%    -3.09%         7.40%
Dreyfus VIF - Growth & Income                                     -31.51%    -4.49%         6.90%
Dreyfus VIF - Money Market                                        -5.07%      2.08%         2.95%
Fidelity VIP Asset Manager: Growth - Service Class 2(2)           -22.13%    -4.02%         5.14%
Fidelity VIP Contrafund - Service Class 2(2)                      -15.99%     1.34%        10.42%
Fidelity VIP Equity-Income - Service Class 2(2)                   -23.44%    -2.12%         7.98%
Fidelity VIP Growth - Service Class 2(2)                          -36.41%    -2.79%         6.64%
Fidelity VIP High Income - Service Class 2(2)                     -3.26%     -8.62%         1.73%
LSA Diversified Mid-Cap                                           -25.51%      N/A         -19.29%
Putnam Health Sciences(6)                                         -26.59%      N/A         -3.90%
Van Kampen UIF U.S. Real Estate                                   -7.30%      2.26%         4.74%
Goldman Sachs VIT CORE Small Cap Equity                           -21.29%      N/A         -3.21%
Goldman Sachs VIT CORE U.S. Equity                                -28.12%      N/A         -4.96%
LSA Equity Growth (3)                                             -35.94%      N/A         -16.33%
LSA Capital Growth (3)                                            -30.56%      N/A         -12.75%
MFS Emerging Growth - Service Class(4)                            -39.65%    -6.14%         2.81%
MFS Investors Trust - Service Class(4)(10)                        -27.39%    -5.49%         3.81%
MFS New Discovery - Service Class(4)                              -37.89%      N/A         -0.38%
MFS Research - Service Class(4)                                   -30.91%    -6.53%         2.15%
MFS Utilities - Service Class(4)                                  -29.11%    -4.26%         6.65%
Oppenheimer Aggressive Growth                                     -33.94%    -4.06%         5.17%
Oppenheimer Capital Appreciation                                  -33.02%     0.21%         8.63%
Oppenheimer Global Securities                                     -28.36%     3.36%        10.37%
Oppenheimer Main Street(5)                                        -25.07%    -5.45%         7.17%
Oppenheimer Strategic Bond                                         0.82%      2.02%         4.31%
Putnam Growth and Income (6)                                      -25.25%    -3.02%         6.97%
Putnam Growth Opportunities(6)                                    -35.62%      N/A         -33.37%
Putnam International Equity(6)(7)                                 -23.95%     0.21%         2.51%
Putnam New Value (6)                                              -21.91%     0.46%         2.96%
Putnam Research (6)                                               -28.43%      N/A         -3.91%
Van Kampen UIF Core Plus Fixed Income                              0.71%      5.01%         5.61%
Van Kampen UIF Global Value Equity                                -23.16%    -1.79%         1.41%
Van Kampen UIF U.S. Mid Cap Core(8)                               -34.17%    -0.67%         5.23%
Van Kampen UIF Value                                              -28.38%    -2.99%         0.52%
Franklin Small Cap - Class 2(1)(11)                               -34.82%    -2.16%         4.73%
Franklin Technology Securities - Class 2(1)                       -49.83%      N/A         -40.53%
Mutual Shares Securities - Class 2(11)                            -18.17%     1.84%         4.68%
Templeton Developing Markets Securities - Class 2(1)(12)          -6.66%     -7.75%        -11.69%
Templeton Foreign Securities - Class 2(1)(12)                     -24.83%    -4.31%         6.17%




(With the Enhanced  Death  Benefit  Rider or the Income Benefit Rider)
Enhanced Earnings Death Benefit Rider)
                                                                               5 Year     10 Year or
Variable Sub-Account                                                 1 Year             Since Inception
AIM V.I. Aggressive Growth                                          -29.07%      N/A        -6.50%
AIM V.I. Balanced                                                   -23.59%      N/A        -3.80%
AIM V.I. Capital Appreciation                                       -30.74%    -4.68%        5.57%
AIM V.I. Core Equity (9)                                            -22.10%    -3.34%        6.09%
AIM V.I. Dent Demographic Trends                                    -38.46%      N/A        -31.76%
AIM V.I. Diversified Income                                          -4.50%    -0.75%        3.02%
AIM V.I. Growth                                                     -37.25%    -10.59%       2.10%
AIM V.I. International Growth                                       -22.19%    -5.65%        2.55%
AIM V.I. Premier Equity                                             -36.55%    -4.61%        6.08%
Dreyfus Socially Responsible Growth                                 -35.25%    -6.26%        4.81%
Dreyfus Stock Index                                                 -28.77%    -3.34%        7.13%
Dreyfus VIF - Growth & Income                                       -31.69%    -4.74%        6.63%
Dreyfus VIF - Money Market                                           -5.32%     1.82%        2.70%
Fidelity VIP Asset Manager: Growth - Service Class 2(2)             -22.34%    -4.27%        4.88%
Fidelity VIP Contrafund - Service Class 2(2)                        -16.22%     1.07%       10.15%
Fidelity VIP Equity-Income - Service Class 2(2)                     -23.65%    -2.37%        7.71%
Fidelity VIP Growth - Service Class 2(2)                            -36.58%    -3.05%        6.38%
Fidelity VIP High Income - Service Class 2(2)                        -3.52%    -8.86%        1.48%
LSA Diversified Mid-Cap                                             -25.71%      N/A        -19.50%
Putnam Health Sciences(6)                                           -26.79%      N/A        -4.15%
Van Kampen UIF U.S. Real Estate                                      -7.54%     1.99%        4.47%
Goldman Sachs VIT CORE Small Cap Equity                             -21.50%      N/A        -3.47%
Goldman Sachs VIT CORE U.S. Equity                                  -28.31%      N/A        -5.21%
LSA Equity Growth (3)                                               -36.11%      N/A        -16.55%
LSA Capital Growth (3)                                              -30.75%      N/A        -12.98%
MFS Emerging Growth - Service Class(4)                              -39.81%    -6.38%        2.55%
MFS Investors Trust - Service Class(4)(10)                          -27.58%    -5.74%        3.55%
MFS New Discovery - Service Class(4)                                -38.06%      N/A        -0.64%
MFS Research - Service Class(4)                                     -31.09%    -6.77%        1.89%
MFS Utilities - Service Class(4)                                    -29.30%    -4.51%        6.39%
Oppenheimer Aggressive Growth                                       -34.12%    -4.31%        4.91%
Oppenheimer Capital Appreciation                                    -33.20%    -0.05%        8.36%
Oppenheimer Global Securities                                       -28.55%     3.09%       10.10%
Oppenheimer Main Street(5)                                          -25.27%    -5.70%        6.90%
Oppenheimer Strategic Bond                                           0.56%      1.76%        4.05%
Putnam Growth and Income (6)                                        -25.45%    -3.28%        6.70%
Putnam Growth Opportunities(6)                                      -35.79%      N/A        -33.56%
Putnam International Equity(6)(7)                                   -24.16%    -0.05%        2.25%
Putnam New Value (6)                                                -22.12%     0.20%        2.69%
Putnam Research (6)                                                 -28.62%      N/A        -4.16%
Van Kampen UIF Core Plus Fixed Income                                0.45%      4.75%        5.34%
Van Kampen UIF Global Value Equity                                  -23.36%    -2.05%        1.15%
Van Kampen UIF U.S. Mid Cap Core(8)                                 -34.34%    -0.93%        4.96%
Van Kampen UIF Value                                                -28.57%    -3.24%        0.27%
Franklin Small Cap - Class 2(1)(11)                                 -35.00%    -2.41%        4.47%
Franklin Technology Securities - Class 2(1)                         -49.97%      N/A        -40.71%
Mutual Shares Securities - Class 2(11)                              -18.39%     1.58%        4.41%
Templeton Developing Markets Securities - Class 2(1)(12)             -6.91%    -7.99%       -11.93%
Templeton Foreign Securities - Class 2(1)(12)                       -25.03%    -4.56%        5.90%





(With the Enhanced Death Benefit Rider and Income Benefit Rider)
                                                                               5 Year     10 Year or
Variable Sub-Account                                                 1 Year             Since Inception
AIM V.I. Aggressive Growth                                          -29.26%      N/A        -6.75%
AIM V.I. Balanced                                                   -23.80%      N/A        -4.05%
AIM V.I. Capital Appreciation                                       -30.92%    -4.93%        5.30%
AIM V.I. Core Equity (9)                                            -22.31%    -3.59%        5.82%
AIM V.I. Dent Demographic Trends                                    -38.62%      N/A        -31.96%
AIM V.I. Diversified Income                                          -4.75%    -1.00%        2.76%
AIM V.I. Growth                                                     -37.42%    -10.83%       1.85%
AIM V.I. International Growth                                       -22.40%    -5.90%        2.29%
AIM V.I. Premier Equity                                             -36.72%    -4.86%        5.81%
Dreyfus Socially Responsible Growth                                 -35.43%    -6.50%        4.55%
Dreyfus Stock Index                                                 -28.97%    -3.59%        6.87%
Dreyfus VIF - Growth & Income                                       -31.88%    -4.99%        6.37%
Dreyfus VIF - Money Market                                           -5.57%     1.56%        2.44%
Fidelity VIP Asset Manager: Growth - Service Class 2(2)             -22.55%    -4.52%        4.62%
Fidelity VIP Contrafund - Service Class 2(2)                        -16.44%     0.81%        9.87%
Fidelity VIP Equity-Income - Service Class 2(2)                     -23.85%    -2.63%        7.44%
Fidelity VIP Growth - Service Class 2(2)                            -36.75%    -3.30%        6.11%
Fidelity VIP High Income - Service Class 2(2)                        -3.77%    -9.10%        1.22%
LSA Diversified Mid-Cap                                             -25.91%      N/A        -19.72%
Putnam Health Sciences(6)                                           -26.98%      N/A        -4.40%
Van Kampen UIF U.S. Real Estate                                      -7.78%     1.73%        4.20%
Goldman Sachs VIT CORE Small Cap Equity                             -21.71%      N/A        -3.72%
Goldman Sachs VIT CORE U.S. Equity                                  -28.51%      N/A        -5.47%
LSA Equity Growth (3)                                               -36.28%      N/A        -16.78%
LSA Capital Growth (3)                                              -30.94%      N/A        -13.21%
MFS Emerging Growth - Service Class(4)                              -39.97%    -6.63%        2.30%
MFS Investors Trust - Service Class(4)(10)                          -27.78%    -5.99%        3.29%
MFS New Discovery - Service Class(4)                                -38.23%      N/A        -0.90%
MFS Research - Service Class(4)                                     -31.28%    -7.02%        1.64%
MFS Utilities - Service Class(4)                                    -29.49%    -4.76%        6.12%
Oppenheimer Aggressive Growth                                       -34.29%    -4.56%        4.65%
Oppenheimer Capital Appreciation                                    -33.38%    -0.31%        8.09%
Oppenheimer Global Securities                                       -28.74%     2.82%        9.82%
Oppenheimer Main Street(5)                                          -25.47%    -5.94%        6.63%
Oppenheimer Strategic Bond                                           0.30%      1.50%        3.79%
Putnam Growth and Income (6)                                        -25.65%    -3.53%        6.43%
Putnam Growth Opportunities(6)                                      -35.96%      N/A        -33.76%
Putnam International Equity(6)(7)                                   -24.36%    -0.31%        1.99%
Putnam New Value (6)                                                -22.33%    -0.06%        2.43%
Putnam Research (6)                                                 -28.81%      N/A        -4.41%
Van Kampen UIF Core Plus Fixed Income                                0.18%      4.48%        5.07%
Van Kampen UIF Global Value Equity                                  -23.57%    -2.30%        0.89%
Van Kampen UIF U.S. Mid Cap Core(8)                                 -34.52%    -1.19%        4.69%
Van Kampen UIF Value                                                -28.76%    -3.50%        0.01%
Franklin Small Cap - Class 2(1)(11)                                 -35.17%    -2.66%        4.20%
Franklin Technology Securities - Class 2(1)                         -50.11%      N/A        -40.88%
Mutual Shares Securities - Class 2(11)                              -18.61%     1.32%        4.15%
Templeton Developing Markets Securities - Class 2(1)(12)             -7.16%    -8.23%       -12.16%
Templeton Foreign Securities - Class 2(1)(12)                       -25.23%    -4.81%        5.64%




(With Enhanced Earnings Death Benefit)
                                                                               5 Year     10 Year or
Variable Sub-Account                                                 1 Year             Since Inception
AIM V.I. Aggressive Growth                                          -29.23%      N/A        -6.61%
AIM V.I. Balanced                                                   -23.74%      N/A        -3.89%
AIM V.I. Capital Appreciation                                       -30.90%    -4.73%        5.62%
AIM V.I. Core Equity (9)                                            -22.24%    -3.38%        6.13%
AIM V.I. Dent Demographic Trends                                    -38.64%      N/A        -32.19%
AIM V.I. Diversified Income                                          -4.60%    -0.85%        2.97%
AIM V.I. Growth                                                     -37.43%    -10.67%       2.14%
AIM V.I. International Growth                                       -22.33%    -5.72%        2.56%
AIM V.I. Premier Equity                                             -36.72%    -4.65%        6.14%
Dreyfus Socially Responsible Growth                                 -35.43%    -6.31%        4.84%
Dreyfus Stock Index                                                 -28.93%    -3.38%        7.20%
Dreyfus VIF - Growth & Income                                       -31.86%    -4.81%        6.69%
Dreyfus VIF - Money Market                                           -5.42%     1.74%        2.64%
Fidelity VIP Asset Manager: Growth - Service Class 2(2)             -22.48%    -4.35%        4.92%
Fidelity VIP Contrafund - Service Class 2(2)                        -16.34%     1.05%       10.24%
Fidelity VIP Equity-Income - Service Class 2(2)                     -23.79%    -2.44%        7.78%
Fidelity VIP Growth - Service Class 2(2)                            -36.76%    -3.06%        6.45%
Fidelity VIP High Income - Service Class 2(2)                        -3.61%    -9.05%        1.47%
LSA Diversified Mid-Cap                                             -25.86%      N/A        -19.78%
Putnam Health Sciences(6)                                           -26.94%      N/A        -4.25%
Van Kampen UIF U.S. Real Estate                                      -7.65%     1.89%        4.41%
Goldman Sachs VIT CORE Small Cap Equity                             -21.64%      N/A        -3.59%
Goldman Sachs VIT CORE U.S. Equity                                  -28.47%      N/A        -5.30%
LSA Equity Growth (3)                                               -36.29%      N/A        -16.78%
LSA Capital Growth (3)                                              -30.91%      N/A        -13.18%
MFS Emerging Growth - Service Class(4)                              -40.00%    -6.41%        2.58%
MFS Investors Trust - Service Class(4)(10)                          -27.74%    -5.82%        3.55%
MFS New Discovery - Service Class(4)                                -38.24%      N/A        -0.68%
MFS Research - Service Class(4)                                     -31.26%    -6.84%        1.89%
MFS Utilities - Service Class(4)                                    -29.46%    -4.57%        6.46%
Oppenheimer Aggressive Growth                                       -34.29%    -4.34%        4.97%
Oppenheimer Capital Appreciation                                    -33.37%    -0.06%        8.43%
Oppenheimer Global Securities                                       -28.71%     3.10%       10.20%
Oppenheimer Main Street(5)                                          -25.42%    -5.80%        6.95%
Oppenheimer Strategic Bond                                           0.47%      1.67%        4.00%
Putnam Growth and Income (6)                                        -25.60%    -3.35%        6.76%
Putnam Growth Opportunities(6)                                      -35.97%      N/A        -33.94%
Putnam International Equity(6)(7)                                   -24.30%    -0.06%        2.26%
Putnam New Value (6)                                                -22.26%     0.14%        2.66%
Putnam Research (6)                                                 -28.78%      N/A        -4.26%
Van Kampen UIF Core Plus Fixed Income                                0.36%      4.68%        5.29%
Van Kampen UIF Global Value Equity                                  -23.51%    -2.12%        1.12%
Van Kampen UIF U.S. Mid Cap Core(8)                                 -34.52%    -0.96%        5.00%
Van Kampen UIF Value                                                -28.73%    -3.34%        0.22%
Franklin Small Cap - Class 2(1)(11)                                 -35.17%    -2.44%        4.46%
Franklin Technology Securities - Class 2(1)                         -50.18%      N/A        -41.13%
Mutual Shares Securities - Class 2(11)                              -18.52%     1.52%        4.35%
Templeton Developing Markets Securities - Class 2(1)(12)             -7.01%    -8.17%       -12.30%
Templeton Foreign Securities - Class 2(1)(12)                       -25.18%    -4.64%        5.98%



(With the Enhanced  Earnings Death Benefit Rider, and the Enhanced Death Benefit
Rider or the Income Benefit Rider)

                                                                               5 Year     10 Year or
Varaible Sub-Account                                                 1 Year             Since Inception
AIM V.I. Aggressive Growth                                          -29.42%      N/A        -6.86%
AIM V.I. Balanced                                                   -23.94%      N/A        -4.15%
AIM V.I. Capital Appreciation                                       -31.09%    -4.98%        5.36%
AIM V.I. Core Equity (9)                                            -22.45%    -3.64%        5.87%
AIM V.I. Dent Demographic Trends                                    -38.81%      N/A        -32.39%
AIM V.I. Diversified Income                                          -4.85%    -1.11%        2.71%
AIM V.I. Growth                                                     -37.60%    -10.92%       1.88%
AIM V.I. International Growth                                       -22.54%    -5.97%        2.30%
AIM V.I. Premier Equity                                             -36.90%    -4.90%        5.87%
Dreyfus Socially Responsible Growth                                 -35.60%    -6.56%        4.58%
Dreyfus Stock Index                                                 -29.12%    -3.64%        6.93%
Dreyfus VIF - Growth & Income                                       -32.04%    -5.06%        6.42%
Dreyfus VIF - Money Market                                           -5.67%     1.48%        2.38%
Fidelity VIP Asset Manager: Growth - Service Class 2(2)             -22.69%    -4.60%        4.66%
Fidelity VIP Contrafund - Service Class 2(2)                        -16.57%     0.79%        9.96%
Fidelity VIP Equity-Income - Service Class 2(2)                     -24.00%    -2.70%        7.51%
Fidelity VIP Growth - Service Class 2(2)                            -36.93%    -3.31%        6.18%
Fidelity VIP High Income - Service Class 2(2)                        -3.87%    -9.29%        1.21%
LSA Diversified Mid-Cap                                             -26.06%      N/A        -20.00%
Putnam Health Sciences(6)                                           -27.14%      N/A        -4.51%
Van Kampen UIF U.S. Real Estate                                      -7.89%     1.62%        4.14%
Goldman Sachs VIT CORE Small Cap Equity                             -21.85%      N/A        -3.84%
Goldman Sachs VIT CORE U.S. Equity                                  -28.66%      N/A        -5.55%
LSA Equity Growth (3)                                               -36.46%      N/A        -17.00%
LSA Capital Growth (3)                                              -31.10%      N/A        -13.41%
MFS Emerging Growth - Service Class(4)                              -40.16%    -6.66%        2.32%
MFS Investors Trust - Service Class(4)(10)                          -27.93%    -6.07%        3.29%
MFS New Discovery - Service Class(4)                                -38.41%      N/A        -0.94%
MFS Research - Service Class(4)                                     -31.44%    -7.09%        1.63%
MFS Utilities - Service Class(4)                                    -29.65%    -4.82%        6.19%
Oppenheimer Aggressive Growth                                       -34.47%    -4.59%        4.71%
Oppenheimer Capital Appreciation                                    -33.55%    -0.32%        8.16%
Oppenheimer Global Securities                                       -28.90%     2.83%        9.92%
Oppenheimer Main Street(5)                                          -25.62%    -6.04%        6.68%
Oppenheimer Strategic Bond                                           0.21%      1.41%        3.74%
Putnam Growth and Income (6)                                        -25.80%    -3.61%        6.49%
Putnam Growth Opportunities(6)                                      -36.14%      N/A        -34.13%
Putnam International Equity(6)(7)                                   -24.51%    -0.33%        1.99%
Putnam New Value (6)                                                -22.47%    -0.12%        2.39%
Putnam Research (6)                                                 -28.97%      N/A        -4.51%
Van Kampen UIF Core Plus Fixed Income                                0.10%      4.41%        5.02%
Van Kampen UIF Global Value Equity                                  -23.71%    -2.37%        0.86%
Van Kampen UIF U.S. Mid Cap Core(8)                                 -34.69%    -1.22%        4.73%
Van Kampen UIF Value                                                -28.92%    -3.60%       -0.04%
Franklin Small Cap - Class 2(1)(11)                                 -35.35%    -2.70%        4.20%
Franklin Technology Securities - Class 2(1)                         -50.32%      N/A        -41.31%
Mutual Shares Securities - Class 2(11)                              -18.74%     1.25%        4.08%
Templeton Developing Markets Securities - Class 2(1)(12)             -7.26%    -8.42%       -12.54%
Templeton Foreign Securities - Class 2(1)(12)                       -25.38%    -4.89%        5.71%




(With  Income  Benefit,  Enhanced  Death  Benefit and  Enhanced  Earnings  Death
Benefit)

                                                                               5 Year     10 Year or
Variable Sub-Account                                                 1 Year             Since Inception
AIM V.I. Aggressive Growth                                          -29.61%      N/A        -7.11%
AIM V.I. Balanced                                                   -24.15%      N/A        -4.40%
AIM V.I. Capital Appreciation                                       -31.27%    -5.23%        5.09%
AIM V.I. Core Equity (9)                                            -22.66%    -3.89%        5.60%
AIM V.I. Dent Demographic Trends                                    -38.97%      N/A        -32.58%
AIM V.I. Diversified Income                                          -5.10%    -1.37%        2.45%
AIM V.I. Growth                                                     -37.77%    -11.15%       1.62%
AIM V.I. International Growth                                       -22.75%    -6.22%        2.04%
AIM V.I. Premier Equity                                             -37.07%    -5.16%        5.60%
Dreyfus Socially Responsible Growth                                 -35.78%    -6.81%        4.31%
Dreyfus Stock Index                                                 -29.32%    -3.89%        6.66%
Dreyfus VIF - Growth & Income                                       -32.23%    -5.31%        6.16%
Dreyfus VIF - Money Market                                           -5.92%     1.22%        2.12%
Fidelity VIP Asset Manager: Growth - Service Class 2(2)             -22.90%    -4.85%        4.39%
Fidelity VIP Contrafund - Service Class 2(2)                        -16.79%     0.53%        9.69%
Fidelity VIP Equity-Income - Service Class 2(2)                     -24.20%    -2.96%        7.23%
Fidelity VIP Growth - Service Class 2(2)                            -37.10%    -3.57%        5.91%
Fidelity VIP High Income - Service Class 2(2)                        -4.12%    -9.54%        0.95%
LSA Diversified Mid-Cap                                             -26.26%      N/A        -20.21%
Putnam Health Sciences(6)                                           -27.33%      N/A        -4.76%
Van Kampen UIF U.S. Real Estate                                      -8.13%     1.36%        3.86%
Goldman Sachs VIT CORE Small Cap Equity                             -22.06%      N/A        -4.10%
Goldman Sachs VIT CORE U.S. Equity                                  -28.86%      N/A        -5.80%
LSA Equity Growth (3)                                               -36.63%      N/A        -17.23%
LSA Capital Growth (3)                                              -31.29%      N/A        -13.65%
MFS Emerging Growth - Service Class(4)                              -40.32%    -6.91%        2.07%
MFS Investors Trust - Service Class(4)(10)                          -28.13%    -6.32%        3.03%
MFS New Discovery - Service Class(4)                                -38.58%      N/A        -1.20%
MFS Research - Service Class(4)                                     -31.63%    -7.34%        1.38%
MFS Utilities - Service Class(4)                                    -29.84%    -5.07%        5.92%
Oppenheimer Aggressive Growth                                       -34.64%    -4.84%        4.44%
Oppenheimer Capital Appreciation                                    -33.73%    -0.58%        7.88%
Oppenheimer Global Securities                                       -29.09%     2.56%        9.65%
Oppenheimer Main Street(5)                                          -25.82%    -6.29%        6.41%
Oppenheimer Strategic Bond                                           -0.05%     1.14%        3.47%
Putnam Growth and Income (6)                                        -26.00%    -3.86%        6.22%
Putnam Growth Opportunities(6)                                      -36.31%      N/A        -34.33%
Putnam International Equity(6)(7)                                   -24.71%    -0.59%        1.73%
Putnam New Value (6)                                                -22.68%    -0.39%        2.13%
Putnam Research (6)                                                 -29.16%      N/A        -4.76%
Van Kampen UIF Core Plus Fixed Income                                -0.17%     4.14%        4.75%
Van Kampen UIF Global Value Equity                                  -23.92%    -2.63%        0.60%
Van Kampen UIF U.S. Mid Cap Core(8)                                 -34.87%    -1.48%        4.46%
Van Kampen UIF Value                                                -29.11%    -3.85%       -0.30%
Franklin Small Cap - Class 2(1)(11)                                 -35.52%    -2.96%        3.94%
Franklin Technology Securities - Class 2(1)                         -50.46%      N/A        -41.49%
Mutual Shares Securities - Class 2(11)                              -18.96%     0.99%        3.81%
Templeton Developing Markets Securities - Class 2(1)(12)             -7.51%    -8.66%       -12.78%
Templeton Foreign Securities - Class 2(1)(12)                       -25.58%    -5.14%        5.44%


(1) Each of the Portfolios' Class 2 shares (12b-1 class) were first offered on 1/6/99, except for Franklin Technology Securities and Templeton Developing Markets Securities, which were first offered on 9/1/00 and 5/1/97, respectively. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolios' Class 1 shares (non-12b-1 class), adjusted to reflect the 12b-1 fees of the Portfolios' 12b-1 class shares.

(2) Each of the Portfolios' Service Class 2 shares (12b-1 class) were first offered on 1/12/00. For periods prior to this date, the performance shown is based on the historical performance of the Portfolios' Initial Class shares (non-12b-1 class), adjusted to reflect the 12b-1 fees of the Portfolios' 12b-1 class shares.

(3) Effective 5/1/03 the LSA Focused Equity Fund and the LSA Growth Equity Fund changed their names to LSA Equity Growth Fund and LSA Capital Growth Fund, respectively.

(4) Each of the Portfolios Service Class shares (12b-1 class) were first offered on 5/1/00. For periods prior to this date, the performance shown is based on the historical performance of the Portfolios' Initial Class shares (non-12b-1 class), adjusted to reflect the 12b-1 fees of the Portfolios' 12b-1 class shares

(5) Effective 5/1/03 the Oppenheimer Main Street Growth & Income Fund changed its name to Oppenheimer Main Street Fund.

(6) Each of the Portfolios Class IB shares (12b-1 class) commenced operation on 4/30/98, except for the Putnam Growth and Income Fund which commenced operations 4/6/98 and Putnam Research Fund which commenced operations 9/30/98. For periods prior to the inception of the Portfolios' Class IB shares (12b-1 class), the performance shown is based on the historical performance of the Portfolios' Class IA shares (non-12b-1 class), adjusted to reflect the 12b-1 fees of the Portfolios' 12b-1 class shares.

(7) Effective 5/1/03 the Putnam VT International Growth Fund changed its name to Putnam VT International Equity Fund.

(8) Effective 5/1/03 the Van Kampen UIF Mid Cap Value Portfolio changed its name to Van Kampen UIF U.S. Mid Cap Core Portfolio.

(9) Effective 9/30/02, the AIM V.I. Core Equity Fund changed its investment objectives from growth of capital with a secondary objective of current income to growth of capital. Performance shown for the AIM V.I. Core Equity Sub-Account is based on the performance of the Portfolio, which reflects the investment policies of the Portfolio in effect during the periods shown.

(10) Effective May 1, 2001, the MFS Growth with Income Series changed its name to MFS Investors Trust Series to reflect changes in its investment policies. Performance shown for the MFS Investors Trust Series Sub-Account is based on performance of the Portfolio, which reflects the investment policies of the Portfolio in effect during the periods shown.

(11)The adjusted historical performance figures for the Franklin Small Cap (Class 2) and Mutual Shares Securities (Class 2) Variable Sub-Accounts are based on the historical performance of the Franklin Small Cap (Class 2) and Mutual Shares Securities (Class 2) Portfolio, respectively. These figures do not reflect the performance of predecessor Variable Sub-Accounts prior to May 1, 2000.

(12) The adjusted historical performance figures for the Templeton Global Income Securities (Class 2), and Templeton Growth Securities (Class 2) Variable Sub-Accounts are based on the historical performance of the Templeton Global Income Securities (Class 2), and Templeton Growth Securities (Class 2) Portfolios, respectively. These figures do not reflect the performance of predecessor Variable Sub-Accounts prior to May 1, 2000.



SUNTRUST

STANDARDIZED TOTAL RETURNS

Set out below are the standardized total returns for each Variable Sub-Account since its inception through December 31, 2002.


The inception dates of the Variable Sub-Account's are as follows:

Variable Sub-Account                               Sub-Account Inception
AIM V.I. Balanced                                         11/10/98
AIM V.I. Capital Appreciation                             01/26/98
AIM V.I. Core Equity                                      01/26/98
AIM V.I. Growth                                           01/26/98
AIM V.I. High Yield                                       11/10/98
AIM V.I. Premier Equity                                   01/26/98
Federated Prime Money Fund II                             11/01/99
Fidelity VIP Contrafund - Service Class 2                 05/01/01
Fidelity VIP Equity-Income - Service Class 2              05/01/01
Fidelity VIP Growth - Service Class 2                     05/01/01
Fidelity VIP High Income - Service Class 2                05/01/01
Fidelity VIP Index 500 - Service Class 2                  05/01/01
Fidelity VIP Overseas - Service Class 2                   05/01/01
MFS Emerging Growth - Service Class                       05/01/01
MFS Investors Trust - Service Class                       05/01/01
MFS New Discovery - Service Class                         05/01/01
MFS Research - Service Class                              05/01/01
MFS Utilities - Service Class                             05/01/01
Oppenheimer Aggressive Growth                             11/01/99
Oppenheimer Capital Appreciation                          11/01/99
Oppenheimer Global Securities                             11/01/99
Oppenheimer Main Street                                   11/01/99
Oppenheimer Multiple Strategies                           01/24/00
Oppenheimer Strategic Bond                                11/01/99
Putnam Diversified Income                                 05/01/01
Putnam Growth and Income                                  05/01/01
Putnam Growth Opportunities                               05/01/01
Putnam Health Sciences                                    05/01/01
Putnam New Value                                          05/01/01
Putnam Discovery Growth                                   05/01/01
STI Capital Appreciation                                  11/01/99
STI Growth and Income                                     01/24/00
STI International Equity                                  01/24/00
STI Investment Grade Bond                                 01/24/00
STI Mid-Cap Equity                                        01/24/00
STI Small Cap Value Equity                                01/24/00
STI Value Income Stock                                    11/01/99
Templeton Global Income Securities - Class 2              01/21/00
Templeton Growth Securities - Class 2                     11/01/99

(Without the Enhanced  Death  Benefit  Rider,  the Income  Benefit  Rider or the
Enhanced Earnings Death Benefit Rider)
                                                                                 10 Year or Since
Variable Sub-Account                                       1 Year     5 Year        Inception
AIM V.I. Balanced                                         -23.39%       N/A           -4.98%
AIM V.I. Capital Appreciation                             -30.55%       N/A           -3.70%
AIM V.I. Core Equity(4)                                   -21.89%       N/A           -2.84%
AIM V.I. Growth                                           -37.08%       N/A          -10.39%
AIM V.I. High Yield                                       -12.28%       N/A           -7.21%
AIM V.I. Premier Equity                                   -36.37%       N/A           -4.26%
Federated Prime Money Fund II                              -5.14%       N/A           0.96%
Fidelity VIP Contrafund - Service Class 2                 -15.99%       N/A          -13.07%
Fidelity VIP Equity-Income - Service Class 2              -23.44%       N/A          -18.32%
Fidelity VIP Growth - Service Class 2                     -36.41%       N/A          -30.52%
Fidelity VIP High Income - Service Class 2                 -3.26%       N/A           -8.24%
Fidelity VIP Index 500 - Service Class 2                  -28.67%       N/A          -23.51%
Fidelity VIP Overseas - Service Class 2                   -26.70%       N/A          -27.93%
MFS Emerging Growth - Service Class                       -39.65%       N/A          -35.40%
MFS Investors Trust - Service Class(6)                    -27.39%       N/A          -23.79%
MFS New Discovery - Service Class                         -37.89%       N/A          -26.75%
MFS Research - Service Class                              -30.91%       N/A          -28.16%
MFS Utilities - Service Class                             -29.11%       N/A          -32.30%
Oppenheimer Aggressive Growth                             -33.94%       N/A          -17.87%
Oppenheimer Capital Appreciation                          -33.02%       N/A          -10.76%
Oppenheimer Global Securities                             -28.36%       N/A           -4.61%
Oppenheimer Main Street(2)                                -25.07%       N/A          -12.98%
Oppenheimer Multiple Strategies                           -16.78%       N/A           -3.94%
Oppenheimer Strategic Bond                                 0.82%        N/A           2.53%
Putnam Diversified Income                                  -0.69%       N/A           0.20%
Putnam Growth and Income                                  -25.25%       N/A          -20.33%
Putnam Growth Opportunities                               -35.62%       N/A          -33.31%
Putnam Health Sciences                                    -26.59%       N/A          -18.77%
Putnam New Value                                          -21.91%       N/A          -16.19%
Putnam Discovery Growth(3)                                -35.70%       N/A          -33.39%
STI Capital Appreciation(5)                               -28.11%       N/A           -9.44%
STI Growth and Income                                     -26.84%       N/A          -10.00%
STI International Equity                                  -24.86%       N/A          -16.57%
STI Investment Grade Bond                                  0.78%        N/A           4.82%
STI Mid-Cap Equity                                        -34.59%       N/A          -15.31%
STI Small Cap Value Equity                                 -7.70%       N/A           13.14%
STI Value Income Stock                                    -23.28%       N/A           -7.61%
Templeton Global Income Securities - Class 2(1)            14.35%       N/A           6.60%
Templeton Growth Securities - Class 2(1)                  -24.76%       N/A           -3.48%



(With the Enhanced  Death  Benefit  Rider or the Income Benefit Rider)
Enhanced Earnings Death Benefit Rider)
                                                                                 10 Year or Since
Variable Sub-Account                                       1 Year     5 Year        Inception
AIM V.I. Balanced                                         -23.59%       N/A           -5.23%
AIM V.I. Capital Appreciation                             -30.74%       N/A           -3.96%
AIM V.I. Core Equity(4)                                   -22.10%       N/A           -3.10%
AIM V.I. Growth                                           -37.25%       N/A          -10.63%
AIM V.I. High Yield                                       -12.51%       N/A           -7.45%
AIM V.I. Premier Equity                                   -36.55%       N/A           -4.51%
Federated Prime Money Fund II                              -5.38%       N/A           0.69%
Fidelity VIP Contrafund - Service Class 2                 -16.22%       N/A          -13.30%
Fidelity VIP Equity-Income - Service Class 2              -23.65%       N/A          -18.53%
Fidelity VIP Growth - Service Class 2                     -36.58%       N/A          -30.71%
Fidelity VIP High Income - Service Class 2                 -3.52%       N/A           -8.48%
Fidelity VIP Index 500 - Service Class 2                  -28.86%       N/A          -23.72%
Fidelity VIP Overseas - Service Class 2                   -26.90%       N/A          -28.12%
MFS Emerging Growth - Service Class                       -39.81%       N/A          -35.58%
MFS Investors Trust - Service Class(6)                    -27.58%       N/A          -24.00%
MFS New Discovery - Service Class                         -38.06%       N/A          -26.95%
MFS Research - Service Class                              -31.09%       N/A          -28.36%
MFS Utilities - Service Class                             -29.30%       N/A          -32.48%
Oppenheimer Aggressive Growth                             -34.12%       N/A          -18.09%
Oppenheimer Capital Appreciation                          -33.20%       N/A          -10.99%
Oppenheimer Global Securities                             -28.55%       N/A           -4.86%
Oppenheimer Main Street(2)                                -25.27%       N/A          -13.21%
Oppenheimer Multiple Strategies                           -17.00%       N/A           -4.19%
Oppenheimer Strategic Bond                                 0.56%        N/A           2.27%
Putnam Diversified Income                                  -0.95%       N/A           -0.06%
Putnam Growth and Income                                  -25.45%       N/A          -20.55%
Putnam Growth Opportunities                               -35.79%       N/A          -33.49%
Putnam Health Sciences                                    -26.79%       N/A          -18.98%
Putnam New Value                                          -22.12%       N/A          -16.41%
Putnam Discovery Growth(3)                                -35.88%       N/A          -33.57%
STI Capital Appreciation(5)                               -28.31%       N/A           -9.68%
STI Growth and Income                                     -27.03%       N/A          -10.24%
STI International Equity                                  -25.06%       N/A          -16.80%
STI Investment Grade Bond                                  0.52%        N/A           4.55%
STI Mid-Cap Equity                                        -34.77%       N/A          -15.54%
STI Small Cap Value Equity                                 -7.94%       N/A           12.89%
STI Value Income Stock                                    -23.48%       N/A           -7.86%
Templeton Global Income Securities - Class 2(1)            14.05%       N/A           6.32%
Templeton Growth Securities - Class 2(1)                  -24.96%       N/A           -3.73%


(With the Enhanced Death Benefit Rider and Income Benefit Rider)
                                                                                 10 Year or Since
Variable Sub-Account                                       1 Year     5 Year        Inception
AIM V.I. Balanced                                         -23.80%       N/A           -5.48%
AIM V.I. Capital Appreciation                             -30.92%       N/A           -4.21%
AIM V.I. Core Equity(4)                                   -22.31%       N/A           -3.35%
AIM V.I. Growth                                           -37.42%       N/A          -10.87%
AIM V.I. High Yield                                       -12.74%       N/A           -7.70%
AIM V.I. Premier Equity                                   -36.72%       N/A           -4.77%
Federated Prime Money Fund II                              -5.63%       N/A           0.43%
Fidelity VIP Contrafund - Service Class 2                 -16.44%       N/A          -13.53%
Fidelity VIP Equity-Income - Service Class 2              -23.85%       N/A          -18.75%
Fidelity VIP Growth - Service Class 2                     -36.75%       N/A          -30.90%
Fidelity VIP High Income - Service Class 2                 -3.77%       N/A           -8.72%
Fidelity VIP Index 500 - Service Class 2                  -29.05%       N/A          -23.92%
Fidelity VIP Overseas - Service Class 2                   -27.09%       N/A          -28.32%
MFS Emerging Growth - Service Class                       -39.97%       N/A          -35.76%
MFS Investors Trust - Service Class(6)                    -27.78%       N/A          -24.20%
MFS New Discovery - Service Class                         -38.23%       N/A          -27.15%
MFS Research - Service Class                              -31.28%       N/A          -28.55%
MFS Utilities - Service Class                             -29.49%       N/A          -32.67%
Oppenheimer Aggressive Growth                             -34.29%       N/A          -18.31%
Oppenheimer Capital Appreciation                          -33.38%       N/A          -11.23%
Oppenheimer Global Securities                             -28.74%       N/A           -5.11%
Oppenheimer Main Street(2)                                -25.47%       N/A          -13.44%
Oppenheimer Multiple Strategies                           -17.22%       N/A           -4.45%
Oppenheimer Strategic Bond                                 0.30%        N/A           2.00%
Putnam Diversified Income                                  -1.21%       N/A           -0.32%
Putnam Growth and Income                                  -25.65%       N/A          -20.76%
Putnam Growth Opportunities                               -35.96%       N/A          -33.67%
Putnam Health Sciences                                    -26.98%       N/A          -19.20%
Putnam New Value                                          -22.33%       N/A          -16.63%
Putnam Discovery Growth(3)                                -36.05%       N/A          -33.75%
STI Capital Appreciation(5)                               -28.50%       N/A           -9.92%
STI Growth and Income                                     -27.23%       N/A          -10.48%
STI International Equity                                  -25.26%       N/A          -17.03%
STI Investment Grade Bond                                  0.25%        N/A           4.28%
STI Mid-Cap Equity                                        -34.94%       N/A          -15.77%
STI Small Cap Value Equity                                 -8.19%       N/A           12.63%
STI Value Income Stock                                    -23.69%       N/A           -8.10%
Templeton Global Income Securities - Class 2(1)            13.75%       N/A           6.04%
Templeton Growth Securities - Class 2(1)                  -25.16%       N/A           -3.98%


(With Enhanced Earnings Death Benefit)
                                                                                 10 Year or Since
Variable Sub-Acount                                        1 Year     5 Year        Inception
AIM V.I. Balanced                                         -23.74%       N/A           -5.38%
AIM V.I. Capital Appreciation                             -30.90%       N/A           -4.00%
AIM V.I. Core Equity(4)                                   -22.24%       N/A           -3.14%
AIM V.I. Growth                                           -37.43%       N/A          -10.71%
AIM V.I. High Yield                                       -12.63%       N/A           -7.67%
AIM V.I. Premier Equity                                   -36.72%       N/A           -4.55%
Federated Prime Money Fund II                              -5.49%       N/A           0.51%
Fidelity VIP Contrafund - Service Class 2                 -16.34%       N/A          -13.50%
Fidelity VIP Equity-Income - Service Class 2              -23.79%       N/A          -18.75%
Fidelity VIP Growth - Service Class 2                     -36.76%       N/A          -30.97%
Fidelity VIP High Income - Service Class 2                 -3.61%       N/A           -8.69%
Fidelity VIP Index 500 - Service Class 2                  -29.02%       N/A          -23.95%
Fidelity VIP Overseas - Service Class 2                   -27.05%       N/A          -28.40%
MFS Emerging Growth - Service Class                       -40.00%       N/A          -35.87%
MFS Investors Trust - Service Class(6)                    -27.74%       N/A          -24.24%
MFS New Discovery - Service Class                         -38.24%       N/A          -27.18%
MFS Research - Service Class                              -31.26%       N/A          -28.62%
MFS Utilities - Service Class                             -29.46%       N/A          -32.78%
Oppenheimer Aggressive Growth                             -34.29%       N/A          -18.31%
Oppenheimer Capital Appreciation                          -33.37%       N/A          -11.18%
Oppenheimer Global Securities                             -28.71%       N/A           -4.99%
Oppenheimer Main Street(2)                                -25.42%       N/A          -13.45%
Oppenheimer Multiple Strategies                           -17.13%       N/A           -4.30%
Oppenheimer Strategic Bond                                 0.47%        N/A           2.08%
Putnam Diversified Income                                  -1.04%       N/A           -0.23%
Putnam Growth and Income                                  -25.60%       N/A          -20.77%
Putnam Growth Opportunities                               -35.97%       N/A          -33.77%
Putnam Health Sciences                                    -26.94%       N/A          -19.20%
Putnam New Value                                          -22.26%       N/A          -16.62%
Putnam Discovery Growth(3)                                -36.05%       N/A          -33.85%
STI Capital Appreciation(5)                               -28.46%       N/A           -9.88%
STI Growth and Income                                     -27.19%       N/A          -10.37%
STI International Equity                                  -25.21%       N/A          -16.99%
STI Investment Grade Bond                                  0.43%        N/A           4.47%
STI Mid-Cap Equity                                        -34.94%       N/A          -15.71%
STI Small Cap Value Equity                                 -8.05%       N/A           12.84%
STI Value Income Stock                                    -23.63%       N/A           -8.07%
Templeton Global Income Securities - Class 2(1)            14.00%       N/A           6.24%
Templeton Growth Securities - Class 2(1)                  -25.11%       N/A           -3.89%



(With the Enhanced  Earnings Death Benefit Rider, and the Enhanced Death Benefit
Rider or the Income Benefit Rider)

                                                                                 10 Year or Since
Variable Sub-Account                                       1 Year     5 Year        Inception
AIM V.I. Balanced                                         -23.94%       N/A           -5.63%
AIM V.I. Capital Appreciation                             -31.09%       N/A           -4.25%
AIM V.I. Core Equity(4)                                   -22.45%       N/A           -3.40%
AIM V.I. Growth                                           -37.60%       N/A          -10.95%
AIM V.I. High Yield                                       -12.86%       N/A           -7.91%
AIM V.I. Premier Equity                                   -36.90%       N/A           -4.81%
Federated Prime Money Fund II                              -5.73%       N/A           0.25%
Fidelity VIP Contrafund - Service Class 2                 -16.57%       N/A          -13.73%
Fidelity VIP Equity-Income - Service Class 2              -24.00%       N/A          -18.97%
Fidelity VIP Growth - Service Class 2                     -36.93%       N/A          -31.16%
Fidelity VIP High Income - Service Class 2                 -3.87%       N/A           -8.93%
Fidelity VIP Index 500 - Service Class 2                  -29.21%       N/A          -24.16%
Fidelity VIP Overseas - Service Class 2                   -27.25%       N/A          -28.59%
MFS Emerging Growth - Service Class                       -40.16%       N/A          -36.05%
MFS Investors Trust - Service Class(6)                    -27.93%       N/A          -24.44%
MFS New Discovery - Service Class                         -38.41%       N/A          -27.38%
MFS Research - Service Class                              -31.44%       N/A          -28.82%
MFS Utilities - Service Class                             -29.65%       N/A          -32.96%
Oppenheimer Aggressive Growth                             -34.47%       N/A          -18.54%
Oppenheimer Capital Appreciation                          -33.55%       N/A          -11.42%
Oppenheimer Global Securities                             -28.90%       N/A           -5.25%
Oppenheimer Main Street(2)                                -25.62%       N/A          -13.68%
Oppenheimer Multiple Strategies                           -17.35%       N/A           -4.55%
Oppenheimer Strategic Bond                                 0.21%        N/A           1.82%
Putnam Diversified Income                                  -1.30%       N/A           -0.49%
Putnam Growth and Income                                  -25.80%       N/A          -20.99%
Putnam Growth Opportunities                               -36.14%       N/A          -33.96%
Putnam Health Sciences                                    -27.14%       N/A          -19.42%
Putnam New Value                                          -22.47%       N/A          -16.84%
Putnam Discovery Growth(3)                                -36.23%       N/A          -34.04%
STI Capital Appreciation(5)                               -28.66%       N/A          -10.12%
STI Growth and Income                                     -27.38%       N/A          -10.61%
STI International Equity                                  -25.41%       N/A          -17.22%
STI Investment Grade Bond                                  0.17%        N/A           4.20%
STI Mid-Cap Equity                                        -35.12%       N/A          -15.94%
STI Small Cap Value Equity                                 -8.29%       N/A           12.58%
STI Value Income Stock                                    -23.83%       N/A           -8.32%
Templeton Global Income Securities - Class 2(1)            13.70%       N/A           5.96%
Templeton Growth Securities - Class 2(1)                  -25.31%       N/A           -4.14%


 (With  Income  Benefit,  Enhanced  Death  Benefit and  Enhanced  Earnings  Death
Benefit)

                                                                                 10 Year or Since
Variable Sub-Account                                       1 Year     5 Year        Inception
AIM V.I. Balanced                                         -24.15%       N/A           -5.89%
AIM V.I. Capital Appreciation                             -31.27%       N/A           -4.51%
AIM V.I. Core Equity(4)                                   -22.66%       N/A           -3.65%
AIM V.I. Growth                                           -37.77%       N/A          -11.19%
AIM V.I. High Yield                                       -13.09%       N/A           -8.16%
AIM V.I. Premier Equity                                   -37.07%       N/A           -5.06%
Federated Prime Money Fund II                              -5.98%       N/A           -0.02%
Fidelity VIP Contrafund - Service Class 2                 -16.79%       N/A          -13.97%
Fidelity VIP Equity-Income - Service Class 2              -24.20%       N/A          -19.19%
Fidelity VIP Growth - Service Class 2                     -37.10%       N/A          -31.36%
Fidelity VIP High Income - Service Class 2                 -4.12%       N/A           -9.17%
Fidelity VIP Index 500 - Service Class 2                  -29.40%       N/A          -24.37%
Fidelity VIP Overseas - Service Class 2                   -27.44%       N/A          -28.79%
MFS Emerging Growth - Service Class                       -40.32%       N/A          -36.23%
MFS Investors Trust - Service Class(6)                    -28.13%       N/A          -24.65%
MFS New Discovery - Service Class                         -38.58%       N/A          -27.58%
MFS Research - Service Class                              -31.63%       N/A          -29.01%
MFS Utilities - Service Class                             -29.84%       N/A          -33.15%
Oppenheimer Aggressive Growth                             -34.64%       N/A          -18.76%
Oppenheimer Capital Appreciation                          -33.73%       N/A          -11.65%
Oppenheimer Global Securities                             -29.09%       N/A           -5.50%
Oppenheimer Main Street(2)                                -25.82%       N/A          -13.92%
Oppenheimer Multiple Strategies                           -17.57%       N/A           -4.81%
Oppenheimer Strategic Bond                                 -0.05%       N/A           1.55%
Putnam Diversified Income                                  -1.56%       N/A           -0.75%
Putnam Growth and Income                                  -26.00%       N/A          -21.20%
Putnam Growth Opportunities                               -36.31%       N/A          -34.14%
Putnam Health Sciences                                    -27.33%       N/A          -19.63%
Putnam New Value                                          -22.68%       N/A          -17.07%
Putnam Discovery Growth(3)                                -36.40%       N/A          -34.22%
STI Capital Appreciation(5)                               -28.85%       N/A          -10.36%
STI Growth and Income                                     -27.58%       N/A          -10.85%
STI International Equity                                  -25.61%       N/A          -17.45%
STI Investment Grade Bond                                  -0.10%       N/A           3.93%
STI Mid-Cap Equity                                        -35.29%       N/A          -16.17%
STI Small Cap Value Equity                                 -8.54%       N/A           12.33%
STI Value Income Stock                                    -24.04%       N/A           -8.56%
Templeton Global Income Securities - Class 2(1)            13.40%       N/A           5.68%
Templeton Growth Securities - Class 2(1)                  -25.51%       N/A           -4.39%


(1) Performance shown prior to 5/1/00 is based on the Templeton Bond (Class 2) and Templeton Stock (Class 2) Sub-Accounts. On 5/1/00, the Templeton Bond (Class
2), and Templeton Stock (Class 2) Portfolios were merged into the Templeton Global Income Securities (Class 2) and Templeton Growth Securities (Class 2) portfolios, respectively and were closed. For administrative convenience, on May 1, 2000, we merged the corresponding Sub-Accounts into new Sub-Accounts named Templeton Global Income Securities (Class 2) and Templeton Growth Securities (Class 2), respectively.

(2) Effective 5/1/03 the Oppenheimer Main Street Growth & Income Fund changed its name to Oppenheimer Main Street Fund.

(3) Effective 5/1/03 the Putnam VT Voyager II Fund changed its name to Putnam VT Discovery Growth Fund.

(4) Effective 9/30/02, the AIM V.I. Core Equity Fund changed its investment objectives from growth of capital with a secondary objective of current income to growth of capital. Performance shown for the AIM V.I. Core Equity Sub-Account is based on the performance of the Portfolio, which reflects the investment policies of the Portfolio in effect during the periods shown.

(5) Effective 9/6/02, the STI Quality Growth Stock Fund merged into the STI Capital Appreciation Fund. Performance shown for the STI Capital Appreciation Sub-Account is based on the performance of the STI Capital Appreciation Portfolio.

(6) Effective May 1, 2001, the MFS Growth with Income Series changed its name to MFS Investors Trust Series to reflect changes in its investment policies. Performance shown for the MFS Investors Trust Series Sub-Account is based on performance of the Portfolio, which reflects the investment policies of the Portfolio in effect during the periods shown.


ADJUSTED HISTORICAL TOTAL RETURNS METHOD 1

Set out below are the adjusted historical total returns method 1 for each Variable Sub-Account since it's corresponding Portfolio's inception through December 31, 2002.

The adjusted historical total returns method 1 shown below do not reflect the withdrawal charge.

The inception dates of the Portfolios are as follows:

                                                   Inception Date
                                                   f Corresponding
Variable Sub-Account                                  Portfolio
                                                  o   Inception
AIM V.I. Balanced                                     05/01/98
AIM V.I. Capital Appreciation                         05/05/93
AIM V.I. Core Equity                                  05/02/94
AIM V.I. Growth                                       05/05/93
AIM V.I. High Yield                                   05/01/98
AIM V.I. Premier Equity                               05/05/93
Federated Prime Money Fund II                         11/21/94
Fidelity VIP Contrafund - Service Class 2             01/04/95
Fidelity VIP Equity-Income - Service Class 2          10/10/86
Fidelity VIP Growth - Service Class 2                 10/10/86
Fidelity VIP High Income - Service Class 2            09/20/85
Fidelity VIP Index 500 - Service Class 2              08/27/92
Fidelity VIP Overseas - Service Class 2               01/28/87
MFS Emerging Growth - Service Class                   07/24/95
MFS Investors Trust - Service Class                   10/09/95
MFS New Discovery - Service Class                     05/01/98
MFS Research - Service Class                          07/26/95
MFS Utilities - Service Class                         01/03/95
Oppenheimer Aggressive Growth                         08/15/86
Oppenheimer Capital Appreciation                      04/03/85
Oppenheimer Global Securities                         11/12/90
Oppenheimer Main Street                               07/05/95
Oppenheimer Multiple Strategies                       02/09/87
Oppenheimer Strategic Bond                            05/03/93
Putnam Diversified Income                             09/15/93
Putnam Growth and Income                              02/01/88
Putnam Growth Opportunities                           01/31/00
Putnam Health Sciences                                04/30/98
Putnam New Value                                      01/02/97
Putnam Discovery Growth                               09/29/00
STI Capital Appreciation                              10/02/95
STI Growth and Income                                 12/31/99
STI International Equity                              11/07/96
STI Investment Grade Bond                             10/02/95
STI Mid-Cap Equity                                    10/02/95
STI Small Cap Value Equity                            10/21/97
STI Value Income Stock                                10/02/95
Templeton Global Income Securities - Class 2          01/24/89
Templeton Growth Securities - Class 2                 03/15/94


(Without the Enhanced  Death  Benefit  Rider,  the Income  Benefit  Rider or the
Enhanced Earnings Death Benefit Rider)
                                                                       5 Year      10 Year or
Variable Sub-Account                                        1 Year              Since Inception
AIM V.I. Balanced                                           -18.21%      N/A         -2.46%
AIM V.I. Capital Appreciation                               -25.37%    -3.57%        5.88%
AIM V.I. Core Equity(7)                                     -16.72%    -2.26%        6.40%
AIM V.I. Growth                                             -31.90%    -9.26%        2.41%
AIM V.I. High Yield                                         -7.10%       N/A         -7.50%
AIM V.I. Premier Equity                                     -31.20%    -3.50%        6.39%
Federated Prime Money Fund II                                0.04%      2.70%        6.05%
Fidelity VIP Contrafund - Service Class 2(2)                -10.82%     2.03%        10.46%
Fidelity VIP Equity-Income - Service Class 2(2)             -18.26%    -1.32%        8.02%
Fidelity VIP Growth - Service Class 2(2)                    -31.23%    -1.99%        6.69%
Fidelity VIP High Income - Service Class 2(2)                1.91%     -7.57%        1.79%
Fidelity VIP Index 500 - Service Class 2(2)                 -23.49%    -2.42%        7.31%
Fidelity VIP Overseas - Service Class 2(2)                  -21.52%    -5.89%        2.70%
MFS Emerging Growth - Service Class(3)                      -34.47%    -5.22%        2.86%
MFS Investors Trust - Service Class(3)(9)                   -22.21%    -4.59%        3.87%
MFS New Discovery - Service Class(3)                        -32.72%      N/A         0.59%
MFS Research - Service Class(3)                             -25.73%    -5.58%        2.20%
MFS Utilities - Service Class(3)                            -23.93%    -3.40%        6.69%
Oppenheimer Aggressive Growth                               -28.76%    -3.21%        5.22%
Oppenheimer Capital Appreciation                            -27.84%     0.93%        8.68%
Oppenheimer Global Securities                               -23.18%     4.00%        10.41%
Oppenheimer Main Street(4)                                  -19.89%    -4.54%        7.21%
Oppenheimer Multiple Strategies                             -11.60%     1.67%        6.61%
Oppenheimer Strategic Bond                                   6.00%      2.72%        4.38%
Putnam Diversified Income(5)                                 4.48%      0.48%        2.94%
Putnam Growth and Income(5)                                 -20.07%    -2.20%        7.02%
Putnam Growth Opportunities(5)                              -30.44%      N/A        -29.64%
Putnam Health Sciences(5)                                   -21.41%      N/A         -2.79%
Putnam New Value(5)                                         -16.74%     1.19%        3.50%
Putnam Discovery Growth(5)(6)                               -30.52%      N/A        -37.48%
STI Capital Appreciation(8)                                 -22.94%    -0.02%        8.03%
STI Growth and Income                                       -21.66%      N/A         -7.66%
STI International Equity                                    -19.68%    -6.05%        -2.49%
STI Investment Grade Bond                                    5.96%      4.58%        4.76%
STI Mid-Cap Equity                                          -29.41%    -4.02%        2.03%
STI Small Cap Value Equity                                  -2.52%      3.15%        2.57%
STI Value Income Stock                                      -18.10%    -2.05%        4.87%
Templeton Global Income Securities - Class 2(1)(10)         19.52%      3.88%        4.78%
Templeton Growth Securities - Class 2(1)(10)                -19.58%     0.04%        4.79%


(With the Enhanced  Death  Benefit  Rider or the Income Benefit Rider)
Enhanced Earnings Death Benefit Rider)
                                                                       5 Year      10 Year or
Variable Sub-Account                                        1 Year              Since Inception
AIM V.I. Balanced                                           -18.42%      N/A         -2.70%
AIM V.I. Capital Appreciation                               -25.56%    -3.81%        5.61%
AIM V.I. Core Equity(7)                                     -16.92%    -2.51%        6.14%
AIM V.I. Growth                                             -32.07%    -9.48%        2.15%
AIM V.I. High Yield                                         -7.33%       N/A         -7.73%
AIM V.I. Premier Equity                                     -31.37%    -3.75%        6.12%
Federated Prime Money Fund II                               -0.21%      2.45%        5.79%
Fidelity VIP Contrafund - Service Class 2(2)                -11.04%     1.78%        10.19%
Fidelity VIP Equity-Income - Service Class 2(2)             -18.47%    -1.56%        7.75%
Fidelity VIP Growth - Service Class 2(2)                    -31.40%    -2.23%        6.42%
Fidelity VIP High Income - Service Class 2(2)                1.66%     -7.80%        1.53%
Fidelity VIP Index 500 - Service Class 2(2)                 -23.68%    -2.66%        7.04%
Fidelity VIP Overseas - Service Class 2(2)                  -21.72%    -6.13%        2.44%
MFS Emerging Growth - Service Class(3)                      -34.63%    -5.46%        2.60%
MFS Investors Trust - Service Class(3)(9)                   -22.41%    -4.82%        3.61%
MFS New Discovery - Service Class(3)                        -32.89%      N/A         0.34%
MFS Research - Service Class(3)                             -25.92%    -5.82%        1.95%
MFS Utilities - Service Class(3)                            -24.12%    -3.64%        6.43%
Oppenheimer Aggressive Growth                               -28.94%    -3.45%        4.96%
Oppenheimer Capital Appreciation                            -28.02%     0.68%        8.41%
Oppenheimer Global Securities                               -23.37%     3.74%        10.14%
Oppenheimer Main Street(4)                                  -20.09%    -4.78%        6.94%
Oppenheimer Multiple Strategies                             -11.82%     1.42%        6.35%
Oppenheimer Strategic Bond                                   5.74%      2.46%        4.12%
Putnam Diversified Income(5)                                 4.22%      0.23%        2.69%
Putnam Growth and Income(5)                                 -20.27%    -2.44%        6.75%
Putnam Growth Opportunities(5)                              -30.61%      N/A        -29.81%
Putnam Health Sciences(5)                                   -21.61%      N/A         -3.03%
Putnam New Value(5)                                         -16.94%     0.94%        3.24%
Putnam Discovery Growth(5)(6)                               -30.70%      N/A        -37.64%
STI Capital Appreciation(8)                                 -23.13%    -0.27%        7.76%
STI Growth and Income                                       -21.85%      N/A         -7.89%
STI International Equity                                    -19.88%    -6.29%        -2.74%
STI Investment Grade Bond                                    5.70%      4.32%        4.50%
STI Mid-Cap Equity                                          -29.59%    -4.26%        1.77%
STI Small Cap Value Equity                                  -2.77%      2.92%        2.34%
STI Value Income Stock                                      -18.30%    -2.30%        4.61%
Templeton Global Income Securities - Class 2(1)(10)         19.23%      3.62%        4.52%
Templeton Growth Securities - Class 2(1)(10)                -19.78%    -0.21%        4.53%




(With the Enhanced Death Benefit Rider and Income Benefit Rider)
                                                                       5 Year      10 Year or
Variable Sub-Account                                        1 Year              Since Inception
AIM V.I. Balanced                                           -18.62%      N/A         -2.94%
AIM V.I. Capital Appreciation                               -25.74%    -4.05%        5.35%
AIM V.I. Core Equity(7)                                     -17.13%    -2.75%        5.87%
AIM V.I. Growth                                             -32.24%    -9.71%        1.90%
AIM V.I. High Yield                                         -7.56%       N/A         -7.96%
AIM V.I. Premier Equity                                     -31.54%    -3.99%        5.86%
Federated Prime Money Fund II                               -0.46%      2.19%        5.53%
Fidelity VIP Contrafund - Service Class 2(2)                -11.26%     1.52%        9.91%
Fidelity VIP Equity-Income - Service Class 2(2)             -18.67%    -1.81%        7.48%
Fidelity VIP Growth - Service Class 2(2)                    -31.58%    -2.47%        6.15%
Fidelity VIP High Income - Service Class 2(2)                1.41%     -8.03%        1.28%
Fidelity VIP Index 500 - Service Class 2(2)                 -23.87%    -2.91%        6.78%
Fidelity VIP Overseas - Service Class 2(2)                  -21.92%    -6.36%        2.19%
MFS Emerging Growth - Service Class(3)                      -34.80%    -5.69%        2.35%
MFS Investors Trust - Service Class(3)(9)                   -22.60%    -5.06%        3.35%
MFS New Discovery - Service Class(3)                        -33.05%      N/A         0.09%
MFS Research - Service Class(3)                             -26.10%    -6.05%        1.69%
MFS Utilities - Service Class(3)                            -24.31%    -3.88%        6.16%
Oppenheimer Aggressive Growth                               -29.12%    -3.69%        4.69%
Oppenheimer Capital Appreciation                            -28.20%     0.43%        8.13%
Oppenheimer Global Securities                               -23.56%     3.48%        9.86%
Oppenheimer Main Street(4)                                  -20.29%    -5.02%        6.68%
Oppenheimer Multiple Strategies                             -12.04%     1.17%        6.08%
Oppenheimer Strategic Bond                                   5.47%      2.20%        3.86%
Putnam Diversified Income(5)                                 3.96%     -0.02%        2.43%
Putnam Growth and Income(5)                                 -20.47%    -2.68%        6.48%
Putnam Growth Opportunities(5)                              -30.78%      N/A        -29.99%
Putnam Health Sciences(5)                                   -21.80%      N/A         -3.27%
Putnam New Value(5)                                         -17.15%     0.69%        2.99%
Putnam Discovery Growth(5)(6)                               -30.87%      N/A        -37.79%
STI Capital Appreciation(8)                                 -23.32%    -0.52%        7.50%
STI Growth and Income                                       -22.05%      N/A         -8.12%
STI International Equity                                    -20.08%    -6.52%        -2.98%
STI Investment Grade Bond                                    5.43%      4.06%        4.24%
STI Mid-Cap Equity                                          -29.77%    -4.50%        1.52%
STI Small Cap Value Equity                                  -3.01%      2.68%        2.10%
STI Value Income Stock                                      -18.51%    -2.54%        4.35%
Templeton Global Income Securities - Class 2(1)(10)         18.93%      3.36%        4.26%
Templeton Growth Securities - Class 2(1)(10)                -19.98%    -0.46%        4.27%



(With Enhanced Earnings Death Benefit)
                                                                       5 Year      10 Year or
Variable Sub-Account                                        1 Year              Since Inception
AIM V.I. Balanced                                           -18.56%      N/A         -2.79%
AIM V.I. Capital Appreciation                               -25.72%    -3.85%        5.67%
AIM V.I. Core Equity(7)                                     -17.07%    -2.55%        6.18%
AIM V.I. Growth                                             -32.25%    -9.56%        2.19%
AIM V.I. High Yield                                         -7.45%       N/A         -7.93%
AIM V.I. Premier Equity                                     -31.55%    -3.78%        6.18%
Federated Prime Money Fund II                               -0.31%      2.37%        5.76%
Fidelity VIP Contrafund - Service Class 2(2)                -11.17%     1.76%        10.28%
Fidelity VIP Equity-Income - Service Class 2(2)             -18.61%    -1.63%        7.82%
Fidelity VIP Growth - Service Class 2(2)                    -31.58%    -2.24%        6.49%
Fidelity VIP High Income - Service Class 2(2)                1.56%     -7.98%        1.53%
Fidelity VIP Index 500 - Service Class 2(2)                 -23.84%    -2.71%        7.11%
Fidelity VIP Overseas - Service Class 2(2)                  -21.87%    -6.21%        2.48%
MFS Emerging Growth - Service Class(3)                      -34.82%    -5.48%        2.63%
MFS Investors Trust - Service Class(3)(9)                   -22.56%    -4.90%        3.61%
MFS New Discovery - Service Class(3)                        -33.07%      N/A         0.30%
MFS Research - Service Class(3)                             -26.08%    -5.89%        1.95%
MFS Utilities - Service Class(3)                            -24.28%    -3.69%        6.50%
Oppenheimer Aggressive Growth                               -29.11%    -3.48%        5.02%
Oppenheimer Capital Appreciation                            -28.19%     0.67%        8.47%
Oppenheimer Global Securities                               -23.53%     3.75%        10.24%
Oppenheimer Main Street(4)                                  -20.24%    -4.87%        7.00%
Oppenheimer Multiple Strategies                             -11.95%     1.36%        6.38%
Oppenheimer Strategic Bond                                   5.65%      2.38%        4.07%
Putnam Diversified Income(5)                                 4.13%      0.12%        2.61%
Putnam Growth and Income(5)                                 -20.42%    -2.51%        6.81%
Putnam Growth Opportunities(5)                              -30.79%      N/A        -30.15%
Putnam Health Sciences(5)                                   -21.76%      N/A         -3.13%
Putnam New Value(5)                                         -17.09%     0.88%        3.22%
Putnam Discovery Growth(5)(6)                               -30.87%      N/A        -38.09%
STI Capital Appreciation(8)                                 -23.29%    -0.30%        7.79%
STI Growth and Income                                       -22.01%      N/A         -8.00%
STI International Equity                                    -20.03%    -6.39%        -2.84%
STI Investment Grade Bond                                    5.61%      4.26%        4.41%
STI Mid-Cap Equity                                          -29.76%    -4.34%        1.74%
STI Small Cap Value Equity                                  -2.87%      2.78%        2.13%
STI Value Income Stock                                      -18.45%    -2.38%        4.59%
Templeton Global Income Securities - Class 2(1)(10)         19.17%      3.53%        4.49%
Templeton Growth Securities - Class 2(1)(10)                -19.93%    -0.26%        4.53%



(With the Enhanced  Earnings Death Benefit Rider, and the Enhanced Death Benefit
Rider or the Income Benefit Rider)

                                                                       5 Year      10 Year or
Variable Sub-Account                                        1 Year              Since Inception
AIM V.I. Balanced                                           -18.77%      N/A         -3.03%
AIM V.I. Capital Appreciation                               -25.91%    -4.10%        5.41%
AIM V.I. Core Equity(7)                                     -17.27%    -2.79%        5.92%
AIM V.I. Growth                                             -32.42%    -9.79%        1.93%
AIM V.I. High Yield                                         -7.68%       N/A         -8.16%
AIM V.I. Premier Equity                                     -31.72%    -4.02%        5.92%
Federated Prime Money Fund II                               -0.56%      2.12%        5.49%
Fidelity VIP Contrafund - Service Class 2(2)                -11.39%     1.50%        10.00%
Fidelity VIP Equity-Income - Service Class 2(2)             -18.82%    -1.88%        7.55%
Fidelity VIP Growth - Service Class 2(2)                    -31.75%    -2.49%        6.22%
Fidelity VIP High Income - Service Class 2(2)                1.31%     -8.22%        1.27%
Fidelity VIP Index 500 - Service Class 2(2)                 -24.03%    -2.95%        6.84%
Fidelity VIP Overseas - Service Class 2(2)                  -22.07%    -6.45%        2.22%
MFS Emerging Growth - Service Class(3)                      -34.98%    -5.72%        2.38%
MFS Investors Trust - Service Class(3)(9)                   -22.76%    -5.14%        3.35%
MFS New Discovery - Service Class(3)                        -33.24%      N/A         0.05%
MFS Research - Service Class(3)                             -26.27%    -6.13%        1.69%
MFS Utilities - Service Class(3)                            -24.47%    -3.94%        6.23%
Oppenheimer Aggressive Growth                               -29.29%    -3.73%        4.75%
Oppenheimer Capital Appreciation                            -28.37%     0.42%        8.20%
Oppenheimer Global Securities                               -23.72%     3.49%        9.96%
Oppenheimer Main Street(4)                                  -20.44%    -5.11%        6.73%
Oppenheimer Multiple Strategies                             -12.17%     1.10%        6.11%
Oppenheimer Strategic Bond                                   5.39%      2.12%        3.81%
Putnam Diversified Income(5)                                 3.87%     -0.13%        2.35%
Putnam Growth and Income(5)                                 -20.62%    -2.76%        6.54%
Putnam Growth Opportunities(5)                              -30.96%      N/A        -30.33%
Putnam Health Sciences(5)                                   -21.96%      N/A         -3.37%
Putnam New Value(5)                                         -17.29%     0.62%        2.96%
Putnam Discovery Growth(5)(6)                               -31.05%      N/A        -38.25%
STI Capital Appreciation(8)                                 -23.48%    -0.56%        7.52%
STI Growth and Income                                       -22.20%      N/A         -8.24%
STI International Equity                                    -20.23%    -6.63%        -3.09%
STI Investment Grade Bond                                    5.35%      3.99%        4.15%
STI Mid-Cap Equity                                          -29.94%    -4.58%        1.48%
STI Small Cap Value Equity                                  -3.12%      2.54%        1.90%
STI Value Income Stock                                      -18.65%    -2.63%        4.33%
Templeton Global Income Securities - Class 2(1)(10)         18.88%      3.26%        4.22%
Templeton Growth Securities - Class 2(1)(10)                -20.13%    -0.51%        4.27%



(With  Income  Benefit,  Enhanced  Death  Benefit and  Enhanced  Earnings  Death
Benefit)

                                                                       5 Year      10 Year or
Variable Sub-Account                                        1 Year              Since Inception
AIM V.I. Balanced                                           -18.97%      N/A         -3.28%
AIM V.I. Capital Appreciation                               -26.09%    -4.34%        5.14%
AIM V.I. Core Equity(7)                                     -17.48%    -3.04%        5.65%
AIM V.I. Growth                                             -32.59%    -10.02%       1.67%
AIM V.I. High Yield                                         -7.91%       N/A         -8.40%
AIM V.I. Premier Equity                                     -31.89%    -4.27%        5.65%
Federated Prime Money Fund II                               -0.81%      1.86%        5.22%
Fidelity VIP Contrafund - Service Class 2(2)                -11.61%     1.25%        9.73%
Fidelity VIP Equity-Income - Service Class 2(2)             -19.02%    -2.13%        7.28%
Fidelity VIP Growth - Service Class 2(2)                    -31.93%    -2.74%        5.96%
Fidelity VIP High Income - Service Class 2(2)                1.06%     -8.45%        1.01%
Fidelity VIP Index 500 - Service Class 2(2)                 -24.22%    -3.20%        6.57%
Fidelity VIP Overseas - Service Class 2(2)                  -22.27%    -6.68%        1.96%
MFS Emerging Growth - Service Class(3)                      -35.15%    -5.96%        2.12%
MFS Investors Trust - Service Class(3)(9)                   -22.95%    -5.38%        3.09%
MFS New Discovery - Service Class(3)                        -33.40%      N/A         -0.20%
MFS Research - Service Class(3)                             -26.45%    -6.36%        1.44%
MFS Utilities - Service Class(3)                            -24.66%    -4.18%        5.97%
Oppenheimer Aggressive Growth                               -29.47%    -3.97%        4.49%
Oppenheimer Capital Appreciation                            -28.55%     0.17%        7.93%
Oppenheimer Global Securities                               -23.91%     3.23%        9.69%
Oppenheimer Main Street(4)                                  -20.64%    -5.35%        6.46%
Oppenheimer Multiple Strategies                             -12.39%     0.85%        5.84%
Oppenheimer Strategic Bond                                   5.12%      1.86%        3.54%
Putnam Diversified Income(5)                                 3.61%     -0.39%        2.09%
Putnam Growth and Income(5)                                 -20.82%    -3.00%        6.27%
Putnam Growth Opportunities(5)                              -31.13%      N/A        -30.50%
Putnam Health Sciences(5)                                   -22.15%      N/A         -3.62%
Putnam New Value(5)                                         -17.50%     0.37%        2.70%
Putnam Discovery Growth(5)(6)                               -31.22%      N/A        -38.41%
STI Capital Appreciation(8)                                 -23.67%    -0.81%        7.25%
STI Growth and Income                                       -22.40%      N/A         -8.47%
STI International Equity                                    -20.43%    -6.87%        -3.33%
STI Investment Grade Bond                                    5.08%      3.73%        3.89%
STI Mid-Cap Equity                                          -30.12%    -4.82%        1.22%
STI Small Cap Value Equity                                  -3.36%      2.30%        1.66%
STI Value Income Stock                                      -18.86%    -2.88%        4.07%
Templeton Global Income Securities - Class 2(1)(10)         18.58%      3.00%        3.96%
Templeton Growth Securities - Class 2(1)(10)                -20.33%    -0.76%        4.00%



(1) Each of the Portfolios' Class 2 shares (12b-1 class) were first offered on 1/6/99. For periods prior to this date, the performance shown is based on the historical performance of the Portfolios' Class 1 shares (non-12b-1 class), adjusted to reflect the 12b-1 fees of the Portfolios' 12b-1 class shares.

(2) Each of the Portfolios' Service Class 2 shares (12b-1 class) were first offered on 1/12/00. For periods prior to this date, the performance shown is based on the historical performance of the Portfolios' Initial Class shares (non-12b-1 class), adjusted to reflect the 12b-1 fees of the Portfolios' 12b-1 class shares.

(3) Each of the Portfolios Service Class shares (12b-1 class) were first offered on 5/1/00. For periods prior to this date, the performance shown is based on the historical performance of the Portfolios' Initial Class shares (non-12b-1 class), adjusted to reflect the 12b-1 fees of the Portfolios' 12b-1 class shares.

(4) Effective 5/1/03 the Oppenheimer Main Street Growth & Income Fund changed its name to Oppenheimer Main Street Fund.

(5) Each of the Portfolios Class IB shares (12b-1 class) commenced operation on 4/30/98, except for the Putnam Growth and Income Fund which commenced operations 4/6/98 and Putnam Research Fund which commenced operations 9/30/98. For periods prior to the inception of the Portfolios' Class IB shares (12b-1 class), the performance shown is based on the historical performance of the Portfolios' Class IA shares (non-12b-1 class), adjusted to reflect the 12b-1 fees of the Portfolios' 12b-1 class shares.

(6) Effective 5/1/03 the Putnam VT Voyager II Fund changed its name to Putnam VT Discovery Growth Fund.

(7) Effective 9/30/02, the AIM V.I. Core Equity Fund changed its investment objectives from growth of capital with a secondary objective of current income to growth of capital. Performance shown for the AIM V.I. Core Equity Sub-Account is based on the performance of the Portfolio, which reflects the investment policies of the Portfolio in effect during the periods shown.

(8) Effective 9/6/02, the STI Quality Growth Stock Fund merged into the STI Capital Appreciation Fund. Performance shown for the STI Capital Appreciation Sub-Account is based on the performance of the STI Capital Appreciation Portfolio. (9) Effective May 1, 2001, the MFS Growth with Income Series changed its name to MFS Investors Trust Series to reflect changes in its investment policies. Performance shown for the MFS Investors Trust Series Sub-Account is based on performance of the Portfolio, which reflects the investment policies of the Portfolio in effect during the periods shown.

(10) The adjusted historical performance figures for the Templeton Global Income Securities (Class 2), and Templeton Growth Securities (Class 2) Variable Sub-Accounts are based on the historical performance of the Templeton Global Income Securities (Class 2), and Templeton Growth Securities (Class 2) Portfolios, respectively. These figures do not reflect the performance of predecessor Variable Sub-Accounts prior to May 1, 2000.


ADJUSTED HISTORICAL METHOD 2

Set out below are the adjusted historical total returns using Method 2 for each Variable Sub-Account since the corresponding Portfolio's inception through December 31, 2002.


The inception dates of the Portfolios are listed under "Adjusted Historical Method 1"




(Without the Enhanced  Death  Benefit  Rider,  the Income  Benefit  Rider or the
Enhanced Earnings Death Benefit Rider)
                                                                       5 Year      10 Year or
Variable Sub-Account                                        1 Year              Since Inception
AIM V.I. Balanced                                           -23.39%      N/A         -3.55%
AIM V.I. Capital Appreciation                               -30.55%    -4.43%        5.83%
AIM V.I. Core Equity(7)                                     -21.89%    -3.08%        6.36%
AIM V.I. Growth                                             -37.08%    -10.35%       2.36%
AIM V.I. High Yield                                         -12.28%      N/A         -8.84%
AIM V.I. Premier Equity                                     -36.37%    -4.37%        6.34%
Federated Prime Money Fund II                               -5.14%      2.01%        5.99%
Fidelity VIP Contrafund - Service Class 2(2)                -15.99%     1.34%        10.42%
Fidelity VIP Equity-Income - Service Class 2(2)             -23.44%    -2.12%        7.98%
Fidelity VIP Growth - Service Class 2(2)                    -36.41%    -2.79%        6.64%
Fidelity VIP High Income - Service Class 2(2)               -3.26%     -8.62%        1.73%
Fidelity VIP Index 500 - Service Class 2(2)                 -28.67%    -3.25%        7.27%
Fidelity VIP Overseas - Service Class 2(2)                  -26.70%    -6.85%        2.65%
MFS Emerging Growth - Service Class(3)                      -39.65%    -6.14%        2.81%
MFS Investors Trust - Service Class(3)(9)                   -27.39%    -5.49%        3.81%
MFS New Discovery - Service Class(3)                        -37.89%      N/A         -0.38%
MFS Research - Service Class(3)                             -30.91%    -6.53%        2.15%
MFS Utilities - Service Class(3)                            -29.11%    -4.26%        6.65%
Oppenheimer Aggressive Growth                               -33.94%    -4.06%        5.17%
Oppenheimer Capital Appreciation                            -33.02%     0.21%        8.63%
Oppenheimer Global Securities                               -28.36%     3.36%        10.37%
Oppenheimer Main Street(4)                                  -25.07%    -5.45%        7.17%
Oppenheimer Multiple Strategies                             -16.78%     0.96%        6.56%
Oppenheimer Strategic Bond                                   0.82%      2.02%        4.31%
Putnam Diversified Income(5)                                -0.69%     -0.28%        2.87%
Putnam Growth and Income(5)                                 -25.25%    -3.02%        6.97%
Putnam Growth Opportunities(5)                              -35.62%      N/A        -33.37%
Putnam Health Sciences(5)                                   -26.59%      N/A         -3.90%
Putnam New Value(5)                                         -21.91%     0.46%        2.96%
Putnam Discovery Growth(5)(6)                               -35.70%      N/A        -41.89%
STI Capital Appreciation(8)                                 -28.11%    -0.78%        7.98%
STI Growth and Income                                       -26.84%      N/A         -9.43%
STI International Equity                                    -24.86%    -7.02%        -3.05%
STI Investment Grade Bond                                    0.78%      3.94%        4.68%
STI Mid-Cap Equity                                          -34.59%    -4.91%        1.96%
STI Small Cap Value Equity                                  -7.70%      2.46%        1.88%
STI Value Income Stock                                      -23.28%    -2.88%        4.81%
Templeton Global Income Securities - Class 2(1)(10)         14.35%      3.21%        4.71%
Templeton Growth Securities - Class 2(1)(10)                -24.76%    -0.71%        4.73%



(With the Enhanced  Death  Benefit  Rider or the Income Benefit Rider)
Enhanced Earnings Death Benefit Rider)
                                                                       5 Year      10 Year or
Variable Sub-Account                                        1 Year              Since Inception
AIM V.I. Balanced                                           -23.59%      N/A         -3.80%
AIM V.I. Capital Appreciation                               -30.74%    -4.68%        5.57%
AIM V.I. Core Equity(7)                                     -22.10%    -3.34%        6.09%
AIM V.I. Growth                                             -37.25%    -10.59%       2.10%
AIM V.I. High Yield                                         -12.51%      N/A         -9.09%
AIM V.I. Premier Equity                                     -36.55%    -4.61%        6.08%
Federated Prime Money Fund II                               -5.38%      1.75%        5.72%
Fidelity VIP Contrafund - Service Class 2(2)                -16.22%     1.07%        10.15%
Fidelity VIP Equity-Income - Service Class 2(2)             -23.65%    -2.37%        7.71%
Fidelity VIP Growth - Service Class 2(2)                    -36.58%    -3.05%        6.38%
Fidelity VIP High Income - Service Class 2(2)               -3.52%     -8.86%        1.48%
Fidelity VIP Index 500 - Service Class 2(2)                 -28.86%    -3.50%        7.00%
Fidelity VIP Overseas - Service Class 2(2)                  -26.90%    -7.09%        2.39%
MFS Emerging Growth - Service Class(3)                      -39.81%    -6.38%        2.55%
MFS Investors Trust - Service Class(3)(9)                   -27.58%    -5.74%        3.55%
MFS New Discovery - Service Class(3)                        -38.06%      N/A         -0.64%
MFS Research - Service Class(3)                             -31.09%    -6.77%        1.89%
MFS Utilities - Service Class(3)                            -29.30%    -4.51%        6.39%
Oppenheimer Aggressive Growth                               -34.12%    -4.31%        4.91%
Oppenheimer Capital Appreciation                            -33.20%    -0.05%        8.36%
Oppenheimer Global Securities                               -28.55%     3.09%        10.10%
Oppenheimer Main Street(4)                                  -25.27%    -5.70%        6.90%
Oppenheimer Multiple Strategies                             -17.00%     0.70%        6.29%
Oppenheimer Strategic Bond                                   0.56%      1.76%        4.05%
Putnam Diversified Income(5)                                -0.95%     -0.54%        2.61%
Putnam Growth and Income(5)                                 -25.45%    -3.28%        6.70%
Putnam Growth Opportunities(5)                              -35.79%      N/A        -33.56%
Putnam Health Sciences(5)                                   -26.79%      N/A         -4.15%
Putnam New Value(5)                                         -22.12%     0.20%        2.69%
Putnam Discovery Growth(5)(6)                               -35.88%      N/A        -42.06%
STI Capital Appreciation(8)                                 -28.31%    -1.03%        7.71%
STI Growth and Income                                       -27.03%      N/A         -9.67%
STI International Equity                                    -25.06%    -7.26%        -3.30%
STI Investment Grade Bond                                    0.52%      3.67%        4.42%
STI Mid-Cap Equity                                          -34.77%    -5.16%        1.71%
STI Small Cap Value Equity                                  -7.94%      2.22%        1.64%
STI Value Income Stock                                      -23.48%    -3.13%        4.55%
Templeton Global Income Securities - Class 2(1)(10)         14.05%      2.94%        4.45%
Templeton Growth Securities - Class 2(1)(10)                -24.96%    -0.97%        4.47%



(With the Enhanced Death Benefit Rider and Income Benefit Rider)
                                                                       5 Year      10 Year or
Variable Sub-Account                                        1 Year              Since Inception
AIM V.I. Balanced                                           -23.80%      N/A         -4.05%
AIM V.I. Capital Appreciation                               -30.92%    -4.93%        5.30%
AIM V.I. Core Equity(7)                                     -22.31%    -3.59%        5.82%
AIM V.I. Growth                                             -37.42%    -10.83%       1.85%
AIM V.I. High Yield                                         -12.74%      N/A         -9.33%
AIM V.I. Premier Equity                                     -36.72%    -4.86%        5.81%
Federated Prime Money Fund II                               -5.63%      1.49%        5.46%
Fidelity VIP Contrafund - Service Class 2(2)                -16.44%     0.81%        9.87%
Fidelity VIP Equity-Income - Service Class 2(2)             -23.85%    -2.63%        7.44%
Fidelity VIP Growth - Service Class 2(2)                    -36.75%    -3.30%        6.11%
Fidelity VIP High Income - Service Class 2(2)               -3.77%     -9.10%        1.22%
Fidelity VIP Index 500 - Service Class 2(2)                 -29.05%    -3.75%        6.73%
Fidelity VIP Overseas - Service Class 2(2)                  -27.09%    -7.34%        2.14%
MFS Emerging Growth - Service Class(3)                      -39.97%    -6.63%        2.30%
MFS Investors Trust - Service Class(3)(9)                   -27.78%    -5.99%        3.29%
MFS New Discovery - Service Class(3)                        -38.23%      N/A         -0.90%
MFS Research - Service Class(3)                             -31.28%    -7.02%        1.64%
MFS Utilities - Service Class(3)                            -29.49%    -4.76%        6.12%
Oppenheimer Aggressive Growth                               -34.29%    -4.56%        4.65%
Oppenheimer Capital Appreciation                            -33.38%    -0.31%        8.09%
Oppenheimer Global Securities                               -28.74%     2.82%        9.82%
Oppenheimer Main Street(4)                                  -25.47%    -5.94%        6.63%
Oppenheimer Multiple Strategies                             -17.22%     0.44%        6.03%
Oppenheimer Strategic Bond                                   0.30%      1.50%        3.79%
Putnam Diversified Income(5)                                -1.21%     -0.79%        2.35%
Putnam Growth and Income(5)                                 -25.65%    -3.53%        6.43%
Putnam Growth Opportunities(5)                              -35.96%      N/A        -33.76%
Putnam Health Sciences(5)                                   -26.98%      N/A         -4.40%
Putnam New Value(5)                                         -22.33%    -0.06%        2.43%
Putnam Discovery Growth(5)(6)                               -36.05%      N/A        -42.23%
STI Capital Appreciation(8)                                 -28.50%    -1.29%        7.44%
STI Growth and Income                                       -27.23%      N/A         -9.91%
STI International Equity                                    -25.26%    -7.51%        -3.55%
STI Investment Grade Bond                                    0.25%      3.40%        4.16%
STI Mid-Cap Equity                                          -34.94%    -5.40%        1.45%
STI Small Cap Value Equity                                  -8.19%      1.97%        1.39%
STI Value Income Stock                                      -23.69%    -3.38%        4.29%
Templeton Global Income Securities - Class 2(1)(10)         13.75%      2.67%        4.19%
Templeton Growth Securities - Class 2(1)(10)                -25.16%    -1.23%        4.21%


(With Enhanced Earnings Death Benefit)
                                                                       5 Year      10 Year or
Variable Sub-Account                                        1 Year              Since Inception
AIM V.I. Balanced                                           -23.74%      N/A         -3.89%
AIM V.I. Capital Appreciation                               -30.90%    -4.73%        5.62%
AIM V.I. Core Equity(7)                                     -22.24%    -3.38%        6.13%
AIM V.I. Growth                                             -37.43%    -10.67%       2.14%
AIM V.I. High Yield                                         -12.63%      N/A         -9.30%
AIM V.I. Premier Equity                                     -36.72%    -4.65%        6.14%
Federated Prime Money Fund II                               -5.49%      1.67%        5.69%
Fidelity VIP Contrafund - Service Class 2(2)                -16.34%     1.05%        10.24%
Fidelity VIP Equity-Income - Service Class 2(2)             -23.79%    -2.44%        7.78%
Fidelity VIP Growth - Service Class 2(2)                    -36.76%    -3.06%        6.45%
Fidelity VIP High Income - Service Class 2(2)               -3.61%     -9.05%        1.47%
Fidelity VIP Index 500 - Service Class 2(2)                 -29.02%    -3.54%        7.06%
Fidelity VIP Overseas - Service Class 2(2)                  -27.05%    -7.18%        2.43%
MFS Emerging Growth - Service Class(3)                      -40.00%    -6.41%        2.58%
MFS Investors Trust - Service Class(3)(9)                   -27.74%    -5.82%        3.55%
MFS New Discovery - Service Class(3)                        -38.24%      N/A         -0.68%
MFS Research - Service Class(3)                             -31.26%    -6.84%        1.89%
MFS Utilities - Service Class(3)                            -29.46%    -4.57%        6.46%
Oppenheimer Aggressive Growth                               -34.29%    -4.34%        4.97%
Oppenheimer Capital Appreciation                            -33.37%    -0.06%        8.43%
Oppenheimer Global Securities                               -28.71%     3.10%        10.20%
Oppenheimer Main Street(4)                                  -25.42%    -5.80%        6.95%
Oppenheimer Multiple Strategies                             -17.13%     0.64%        6.32%
Oppenheimer Strategic Bond                                   0.47%      1.67%        4.00%
Putnam Diversified Income(5)                                -1.04%     -0.65%        2.53%
Putnam Growth and Income(5)                                 -25.60%    -3.35%        6.76%
Putnam Growth Opportunities(5)                              -35.97%      N/A        -33.94%
Putnam Health Sciences(5)                                   -26.94%      N/A         -4.25%
Putnam New Value(5)                                         -22.26%     0.14%        2.66%
Putnam Discovery Growth(5)(6)                               -36.05%      N/A        -42.56%
STI Capital Appreciation(8)                                 -28.46%    -1.07%        7.74%
STI Growth and Income                                       -27.19%      N/A         -9.79%
STI International Equity                                    -25.21%    -7.37%        -3.41%
STI Investment Grade Bond                                    0.43%      3.60%        4.34%
STI Mid-Cap Equity                                          -34.94%    -5.24%        1.67%
STI Small Cap Value Equity                                  -8.05%      2.08%        1.43%
STI Value Income Stock                                      -23.63%    -3.22%        4.53%
Templeton Global Income Securities - Class 2(1)(10)         14.00%      2.85%        4.42%
Templeton Growth Securities - Class 2(1)(10)                -25.11%    -1.03%        4.47%




(With the Enhanced  Earnings Death Benefit Rider, and the Enhanced Death Benefit
Rider or the Income Benefit Rider)

                                                                       5 Year      10 Year or
Variable Sub-Account                                        1 Year              Since Inception
AIM V.I. Balanced                                           -23.94%      N/A         -4.15%
AIM V.I. Capital Appreciation                               -31.09%    -4.98%        5.36%
AIM V.I. Core Equity(7)                                     -22.45%    -3.64%        5.87%
AIM V.I. Growth                                             -37.60%    -10.92%       1.88%
AIM V.I. High Yield                                         -12.86%      N/A         -9.54%
AIM V.I. Premier Equity                                     -36.90%    -4.90%        5.87%
Federated Prime Money Fund II                               -5.73%      1.41%        5.42%
Fidelity VIP Contrafund - Service Class 2(2)                -16.57%     0.79%        9.96%
Fidelity VIP Equity-Income - Service Class 2(2)             -24.00%    -2.70%        7.51%
Fidelity VIP Growth - Service Class 2(2)                    -36.93%    -3.31%        6.18%
Fidelity VIP High Income - Service Class 2(2)               -3.87%     -9.29%        1.21%
Fidelity VIP Index 500 - Service Class 2(2)                 -29.21%    -3.80%        6.79%
Fidelity VIP Overseas - Service Class 2(2)                  -27.25%    -7.43%        2.17%
MFS Emerging Growth - Service Class(3)                      -40.16%    -6.66%        2.32%
MFS Investors Trust - Service Class(3)(9)                   -27.93%    -6.07%        3.29%
MFS New Discovery - Service Class(3)                        -38.41%      N/A         -0.94%
MFS Research - Service Class(3)                             -31.44%    -7.09%        1.63%
MFS Utilities - Service Class(3)                            -29.65%    -4.82%        6.19%
Oppenheimer Aggressive Growth                               -34.47%    -4.59%        4.71%
Oppenheimer Capital Appreciation                            -33.55%    -0.32%        8.16%
Oppenheimer Global Securities                               -28.90%     2.83%        9.92%
Oppenheimer Main Street(4)                                  -25.62%    -6.04%        6.68%
Oppenheimer Multiple Strategies                             -17.35%     0.37%        6.05%
Oppenheimer Strategic Bond                                   0.21%      1.41%        3.74%
Putnam Diversified Income(5)                                -1.30%     -0.91%        2.27%
Putnam Growth and Income(5)                                 -25.80%    -3.61%        6.49%
Putnam Growth Opportunities(5)                              -36.14%      N/A        -34.13%
Putnam Health Sciences(5)                                   -27.14%      N/A         -4.51%
Putnam New Value(5)                                         -22.47%    -0.12%        2.39%
Putnam Discovery Growth(5)(6)                               -36.23%      N/A        -42.73%
STI Capital Appreciation(8)                                 -28.66%    -1.33%        7.47%
STI Growth and Income                                       -27.38%      N/A        -10.03%
STI International Equity                                    -25.41%    -7.62%        -3.66%
STI Investment Grade Bond                                    0.17%      3.33%        4.07%
STI Mid-Cap Equity                                          -35.12%    -5.49%        1.41%
STI Small Cap Value Equity                                  -8.29%      1.83%        1.18%
STI Value Income Stock                                      -23.83%    -3.48%        4.27%
Templeton Global Income Securities - Class 2(1)(10)         13.70%      2.58%        4.16%
Templeton Growth Securities - Class 2(1)(10)                -25.31%    -1.28%        4.21%



(With  Income  Benefit,  Enhanced  Death  Benefit and  Enhanced  Earnings  Death
Benefit)

                                                                       5 Year      10 Year or
Variable Sub-Account                                        1 Year              Since Inception
AIM V.I. Balanced                                           -24.15%      N/A         -4.40%
AIM V.I. Capital Appreciation                               -31.27%    -5.23%        5.09%
AIM V.I. Core Equity(7)                                     -22.66%    -3.89%        5.60%
AIM V.I. Growth                                             -37.77%    -11.15%       1.62%
AIM V.I. High Yield                                         -13.09%      N/A         -9.79%
AIM V.I. Premier Equity                                     -37.07%    -5.16%        5.60%
Federated Prime Money Fund II                               -5.98%      1.14%        5.16%
Fidelity VIP Contrafund - Service Class 2(2)                -16.79%     0.53%        9.69%
Fidelity VIP Equity-Income - Service Class 2(2)             -24.20%    -2.96%        7.23%
Fidelity VIP Growth - Service Class 2(2)                    -37.10%    -3.57%        5.91%
Fidelity VIP High Income - Service Class 2(2)               -4.12%     -9.54%        0.95%
Fidelity VIP Index 500 - Service Class 2(2)                 -29.40%    -4.05%        6.52%
Fidelity VIP Overseas - Service Class 2(2)                  -27.44%    -7.67%        1.91%
MFS Emerging Growth - Service Class(3)                      -40.32%    -6.91%        2.07%
MFS Investors Trust - Service Class(3)(9)                   -28.13%    -6.32%        3.03%
MFS New Discovery - Service Class(3)                        -38.58%      N/A         -1.20%
MFS Research - Service Class(3)                             -31.63%    -7.34%        1.38%
MFS Utilities - Service Class(3)                            -29.84%    -5.07%        5.92%
Oppenheimer Aggressive Growth                               -34.64%    -4.84%        4.44%
Oppenheimer Capital Appreciation                            -33.73%    -0.58%        7.88%
Oppenheimer Global Securities                               -29.09%     2.56%        9.65%
Oppenheimer Main Street(4)                                  -25.82%    -6.29%        6.41%
Oppenheimer Multiple Strategies                             -17.57%     0.11%        5.79%
Oppenheimer Strategic Bond                                  -0.05%      1.14%        3.47%
Putnam Diversified Income(5)                                -1.56%     -1.17%        2.01%
Putnam Growth and Income(5)                                 -26.00%    -3.86%        6.22%
Putnam Growth Opportunities(5)                              -36.31%      N/A        -34.33%
Putnam Health Sciences(5)                                   -27.33%      N/A         -4.76%
Putnam New Value(5)                                         -22.68%    -0.39%        2.13%
Putnam Discovery Growth(5)(6)                               -36.40%      N/A        -42.90%
STI Capital Appreciation(8)                                 -28.85%    -1.58%        7.20%
STI Growth and Income                                       -27.58%      N/A        -10.27%
STI International Equity                                    -25.61%    -7.87%        -3.91%
STI Investment Grade Bond                                   -0.10%      3.06%        3.81%
STI Mid-Cap Equity                                          -35.29%    -5.74%        1.16%
STI Small Cap Value Equity                                  -8.54%      1.59%        0.94%
STI Value Income Stock                                      -24.04%    -3.73%        4.01%
Templeton Global Income Securities - Class 2(1)(10)         13.40%      2.31%        3.89%
Templeton Growth Securities - Class 2(1)(10)                -25.51%    -1.54%        3.95%



(1) Each of the Portfolios' Class 2 shares (12b-1 class) were first offered on 1/6/99. For periods prior to this date, the performance shown is based on the historical performance of the Portfolios' Class 1 shares (non-12b-1 class), adjusted to reflect the 12b-1 fees of the Portfolios' 12b-1 class shares.

(2) Each of the Portfolios' Service Class 2 shares (12b-1 class) were first offered on 1/12/00. For periods prior to this date, the performance shown is based on the historical performance of the Portfolios' Initial Class shares (non-12b-1 class), adjusted to reflect the 12b-1 fees of the Portfolios' 12b-1 class shares.

(3) Each of the Portfolios Service Class shares (12b-1 class) were first offered on 5/1/00. For periods prior to this date, the performance shown is based on the historical performance of the Portfolios' Initial Class shares (non-12b-1 class), adjusted to reflect the 12b-1 fees of the Portfolios' 12b-1 class shares.

(4) Effective 5/1/03 the Oppenheimer Main Street Growth & Income Fund changed its name to Oppenheimer Main Street Fund.

(5) Each of the Portfoilios Class IB shares (12b-1 class) commenced operation on 4/30/98, except for the Putnam Growth and Income Fund which commenced operations 4/6/98 and Putnam Research Fund which commenced operations 9/30/98. For periods prior to the inception of the Portfolios' Class IB shares (12b-1 class), the performance shown is based on the historical performance of the Portfolios' Class IA shares (non-12b-1 class), adjusted to reflect the 12b-1 fees of the Portfolios' 12b-1 class shares.

(6) Effective 5/1/03 the Putnam VT Voyager II Fund changed its name to Putnam VT Discovery Growth Fund.

(7) Effective 9/30/02, the AIM V.I. Core Equity Fund changed its investment objectives from growth of capital with a secondary objective of current income to growth of capital. Performance shown for the AIM V.I. Core Equity Sub-Account is based on the performance of the Portfolio, which reflects the investment policies of the Portfolio in effect during the periods shown.

(8) Effective 9/6/02, the STI Quality Growth Stock Fund merged into the STI Capital Appreciation Fund. Performance shown for the STI Capital Appreciation Sub-Account is based on the performance of the STI Capital Appreciation Portfolio.

(9) Effective May 1, 2001, the MFS Growth with Income Series changed its name to MFS Investors Trust Series to reflect changes in its investment policies. Performance shown for the MFS Investors Trust Series Sub-Account is based on performance of the Portfolio, which reflects the investment policies of the Portfolio in effect during the periods shown.

(10) The adjusted historical performance figures for the Templeton Global Income Securities (Class 2), and Templeton Growth Securities (Class 2) Variable Sub-Accounts are based on the historical performance of the Templeton Global Income Securities (Class 2), and Templeton Growth Securities (Class 2) Portfolios, respectively. These figures do not reflect the performance of predecessor Variable Sub-Accounts prior to May 1, 2000.




                                   APPENDIX 3
                           PERFORMANCE INFORMATION FOR
                       ALLSTATE(R)PROVIDER EXTRA CONTRACTS

Allstate Provider Extra Contracts were first offered to the public on November 2, 2001. Accordingly, performance shown for periods prior to that date reflects the performance of the Variable Sub-Accounts, adjusted to reflect the current charges under the Contracts that would have applied had they been in existence at the time. (Adjusted historical total returns are computed from the Portfolio's inception date as described below.) These Contract charges include a maximum withdrawal charge of 8% that declines to zero after eight years (not reflected in non-standardized total returns), an annual contract maintenance charge of $35 (not shown for adjusted historical returns method 1), and total Variable Account annual expenses of: :

1.50% (without any optional benefit riders), or 1.75% with the Enhanced Death Benefit Rider or Income Benefit Rider, or 2.00% with the Enhanced Death Benefit Rider and Income Benefit Rider.

In addition, where the Enhanced Earnings Death Benefit Rider is included, the performance shown reflects the deduction of the annual Rider fee equal to 0.35% of the Contract Value (assumes age 66-75). See the Expense Table in the Prospectus for more details.

The standardized total returns shown below also include the 4% credit enhancement available under the Allstate Provider Extra Contract.

STANDARDIZED TOTAL RETURNS

Set out below are the standardized total returns for each Variable Sub-Account since its inception through December 31, 2002.

The inception dates of the Variable Sub-Accounts are as follows:

                                                             Sub-Account
Variable Sub-Account                                          Inception
AIM V.I. Aggressive Growth                                     05/01/01
AIM V.I. Balanced                                              11/09/98
AIM V.I. Capital Appreciation                                  01/26/98
AIM V.I. Core Equity                                           01/26/98
AIM V.I. Dent Demographic Trends                               05/01/01
AIM V.I. Diversified Income                                    01/26/98
AIM V.I. Growth                                                01/26/98
AIM V.I. International Growth                                  01/26/98
AIM V.I. Premier Equity                                        01/26/98
Dreyfus Socially Responsible Growth                            06/17/97
Dreyfus Stock Index                                            01/26/98
Dreyfus VIF - Growth & Income                                  06/17/97
Dreyfus VIF - Money Market                                     06/17/97
Fidelity VIP Asset Manager: Growth - Service Class 2           05/01/01
Fidelity VIP Contrafund - Service Class 2                      05/01/01
Fidelity VIP Equity-Income - Service Class 2                   05/01/01
Fidelity VIP Growth - Service Class 2                          05/01/01
Fidelity VIP High Income - Service Class 2                     05/01/01
LSA Diversified Mid-Cap                                        05/01/02
Putnam Health Sciences                                         05/01/01
Van Kampen UIF U.S. Real Estate                                11/09/98
Goldman Sachs VIT CORE Small Cap Equity                        11/09/98
Goldman Sachs VIT CORE U.S. Equity                             11/09/98
LSA Equity Growth                                              05/01/01
LSA Capital Growth                                             05/01/01
MFS Emerging Growth - Service Class                            05/01/01
MFS Investors Trust - Service Class                            05/01/01
MFS New Discovery - Service Class                              05/01/01
MFS Research - Service Class                                   05/01/01
MFS Utilities - Service Class                                  05/01/01
Oppenheimer Aggressive Growth                                  11/01/99
Oppenheimer Capital Appreciation                               11/01/99
Oppenheimer Global Securities                                  11/01/99
Oppenheimer Main Street                                        11/01/99
Oppenheimer Strategic Bond                                     11/01/99
Putnam Growth and Income                                       05/01/01
Putnam Growth Opportunities                                    05/01/01
Putnam International Equity                                    09/21/01
Putnam New Value                                               05/01/01
Putnam Research                                                09/21/01
Van Kampen UIF Core Plus Fixed Income                          11/09/98
Van Kampen UIF Global Value Equity                             11/09/98
Van Kampen UIF U.S. Mid Cap Core                               11/09/98
Van Kampen UIF Value                                           11/09/98
Franklin Small Cap - Class 2                                   11/01/99
Franklin Technology Securities - Class 2                       05/01/01
Mutual Shares Securities - Class 2                             11/01/99
Templeton Developing Markets Securities - Class 2              11/01/99
Templeton Foreign Securities - Class 2                         11/01/99


SHELF

(Without the Enhanced  Death  Benefit  Rider,  the Income  Benefit  Rider or the
Enhanced Earnings Death Benefit Rider)
                                                                                     10 Year or Since
Variable Sub-Account                                           1 Year      5 Year        Inception
AIM V.I. Aggressive Growth                                    -30.69%       N/A           -27.36%
AIM V.I. Balanced                                             -25.21%       N/A           -5.40%
AIM V.I. Capital Appreciation                                 -32.36%       N/A           -4.05%
AIM V.I. Core Equity(6)                                       -23.71%       N/A           -3.19%
AIM V.I. Dent Demographic Trends                              -40.09%       N/A           -34.32%
AIM V.I. Diversified Income                                    -6.10%       N/A           -1.20%
AIM V.I. Growth                                               -38.87%       N/A           -10.79%
AIM V.I. International Growth                                 -23.80%       N/A           -5.97%
AIM V.I. Premier Equity                                       -38.17%       N/A           -4.62%
Dreyfus Socially Responsible Growth                           -36.88%      -6.38%         -4.33%
Dreyfus Stock Index                                           -30.39%       N/A           -3.37%
Dreyfus VIF - Growth & Income                                 -33.31%      -4.84%         -3.32%
Dreyfus VIF - Money Market                                     -6.92%      1.77%           1.95%
Fidelity VIP Asset Manager: Growth - Service Class 2          -23.95%       N/A           -18.05%
Fidelity VIP Contrafund - Service Class 2                     -17.82%       N/A           -14.32%
Fidelity VIP Equity-Income - Service Class 2                  -25.26%       N/A           -19.61%
Fidelity VIP Growth - Service Class 2                         -38.21%       N/A           -31.94%
Fidelity VIP High Income - Service Class 2                     -5.11%       N/A           -9.46%
LSA Diversified Mid-Cap*                                        N/A         N/A           -29.10%
Putnam Health Sciences                                        -28.40%       N/A           -20.07%
Van Kampen UIF U.S. Real Estate                                -9.14%       N/A            6.04%
Goldman Sachs VIT CORE Small Cap Equity                       -23.11%       N/A            0.16%
Goldman Sachs VIT CORE U.S. Equity                            -29.93%       N/A           -7.04%
LSA Equity Growth (2)                                         -37.73%       N/A           -29.39%
LSA Capital Growth (2)                                        -32.37%       N/A           -27.18%
MFS Emerging Growth - Service Class                           -41.44%       N/A           -36.88%
MFS Investors Trust - Service Class(7)                        -29.20%       N/A           -25.14%
MFS New Discovery - Service Class                             -39.69%       N/A           -28.12%
MFS Research - Service Class                                  -32.72%       N/A           -29.55%
MFS Utilities - Service Class                                 -30.92%       N/A           -33.73%
Oppenheimer Aggressive Growth                                 -35.74%       N/A           -18.83%
Oppenheimer Capital Appreciation                              -34.82%       N/A           -11.59%
Oppenheimer Global Securities                                 -30.17%       N/A           -5.36%
Oppenheimer Main Street(3)                                    -26.88%       N/A           -13.84%
Oppenheimer Strategic Bond                                     -1.03%       N/A            1.87%
Putnam Growth and Income                                      -27.07%       N/A           -21.65%
Putnam Growth Opportunities                                   -37.41%       N/A           -34.76%
Putnam International Equity(4)                                -25.77%       N/A           -8.75%
Putnam New Value                                              -23.73%       N/A           -17.47%
Putnam Research                                               -30.24%       N/A           -11.60%
Van Kampen UIF Core Plus Fixed Income                          -1.14%       N/A            4.35%
Van Kampen UIF Global Value Equity                            -24.98%       N/A           -4.48%
Van Kampen UIF U.S. Mid Cap Core(5)                           -35.97%       N/A           -2.33%
Van Kampen UIF Value                                          -30.19%       N/A           -3.48%
Franklin Small Cap - Class 2(1)                               -36.62%       N/A           -11.26%
Franklin Technology Securities - Class 2(1)                   -51.61%       N/A           -44.95%
Mutual Shares Securities - Class 2(1)                         -20.00%       N/A           -1.13%
Templeton Developing Markets Securities - Class 2              -8.51%       N/A           -12.17%
Templeton Foreign Securities - Class 2                        -26.65%       N/A           -12.42%


* Performance figures are not annualized.

(With the Enhanced  Death  Benefit  Rider or the Income Benefit Rider)
Enhanced Earnings Death Benefit Rider)
                                                                                     10 Year or Since
Variable Sub-Account                                           1 Year      5 Year        Inception
AIM V.I. Aggressive Growth                                    -30.88%       N/A           -27.56%
AIM V.I. Balanced                                             -25.41%       N/A           -5.65%
AIM V.I. Capital Appreciation                                 -32.54%       N/A           -4.31%
AIM V.I. Core Equity (6)                                      -23.92%       N/A           -3.45%
AIM V.I. Dent Demographic Trends                              -40.25%       N/A           -34.50%
AIM V.I. Diversified Income                                    -6.35%       N/A           -1.46%
AIM V.I. Growth                                               -39.04%       N/A           -11.04%
AIM V.I. International Growth                                 -24.01%       N/A           -6.22%
AIM V.I. Premier Equity                                       -38.34%       N/A           -4.87%
Dreyfus Socially Responsible Growth                           -37.05%      -6.63%         -4.59%
Dreyfus Stock Index                                           -30.58%       N/A           -3.63%
Dreyfus VIF - Growth & Income                                 -33.50%      -5.09%         -3.58%
Dreyfus VIF - Money Market                                     -7.17%      1.51%           1.69%
Fidelity VIP Asset Manager: Growth - Service Class 2          -24.16%       N/A           -18.27%
Fidelity VIP Contrafund - Service Class 2                     -18.05%       N/A           -14.56%
Fidelity VIP Equity-Income - Service Class 2                  -25.46%       N/A           -19.83%
Fidelity VIP Growth - Service Class 2                         -38.38%       N/A           -32.13%
Fidelity VIP High Income - Service Class 2                     -5.37%       N/A           -9.71%
LSA Diversified Mid-Cap*                                        N/A         N/A           -29.23%
Putnam Health Sciences                                        -28.60%       N/A           -20.29%
Van Kampen UIF U.S. Real Estate                                -9.38%       N/A            5.76%
Goldman Sachs VIT CORE Small Cap Equity                       -23.32%       N/A           -0.10%
Goldman Sachs VIT CORE U.S. Equity                            -30.12%       N/A           -7.28%
LSA Equity Growth (2)                                         -37.91%       N/A           -29.59%
LSA Capital Growth (2)                                        -32.56%       N/A           -27.38%
MFS Emerging Growth - Service Class                           -41.60%       N/A           -37.06%
MFS Investors Trust - Service Class(7)                        -29.40%       N/A           -25.35%
MFS New Discovery - Service Class                             -39.86%       N/A           -28.33%
MFS Research - Service Class                                  -32.90%       N/A           -29.75%
MFS Utilities - Service Class                                 -31.11%       N/A           -33.92%
Oppenheimer Aggressive Growth                                 -35.92%       N/A           -19.05%
Oppenheimer Capital Appreciation                              -35.00%       N/A           -11.83%
Oppenheimer Global Securities                                 -30.36%       N/A           -5.61%
Oppenheimer Main Street(3)                                    -27.08%       N/A           -14.08%
Oppenheimer Strategic Bond                                     -1.29%       N/A            1.60%
Putnam Growth and Income                                      -27.27%       N/A           -21.87%
Putnam Growth Opportunities                                   -37.59%       N/A           -34.94%
Putnam International Equity(4)                                -25.97%       N/A           -9.00%
Putnam New Value                                              -23.94%       N/A           -17.69%
Putnam Research                                               -30.43%       N/A           -11.84%
Van Kampen UIF Core Plus Fixed Income                          -1.41%       N/A            4.08%
Van Kampen UIF Global Value Equity                            -25.18%       N/A           -4.74%
Van Kampen UIF U.S. Mid Cap Core(5)                           -36.15%       N/A           -2.59%
Van Kampen UIF Value                                          -30.38%       N/A           -3.73%
Franklin Small Cap - Class 2(1)                               -36.80%       N/A           -11.50%
Franklin Technology Securities - Class 2(1)                   -51.75%       N/A           -45.11%
Mutual Shares Securities - Class 2(1)                         -20.22%       N/A           -1.39%
Templeton Developing Markets Securities - Class 2              -8.75%       N/A           -12.41%
Templeton Foreign Securities - Class 2                        -26.85%       N/A           -12.66%

* Performance figures are not annualized.
(With the Enhanced Death Benefit Rider and Income Benefit Rider)
                                                                                     10 Year or Since
Variable Sub-Account                                           1 Year      5 Year        Inception
AIM V.I. Aggressive Growth                                    -31.07%       N/A           -27.77%
AIM V.I. Balanced                                             -25.62%       N/A           -5.90%
AIM V.I. Capital Appreciation                                 -32.73%       N/A           -4.56%
AIM V.I. Core Equity(6)                                       -24.13%       N/A           -3.70%
AIM V.I. Dent Demographic Trends                              -40.42%       N/A           -34.69%
AIM V.I. Diversified Income                                    -6.60%       N/A           -1.72%
AIM V.I. Growth                                               -39.21%       N/A           -11.28%
AIM V.I. International Growth                                 -24.22%       N/A           -6.47%
AIM V.I. Premier Equity                                       -38.52%       N/A           -5.12%
Dreyfus Socially Responsible Growth                           -37.23%      -6.87%         -4.84%
Dreyfus Stock Index                                           -30.78%       N/A           -3.89%
Dreyfus VIF - Growth & Income                                 -33.68%      -5.34%         -3.83%
Dreyfus VIF - Money Market                                     -7.42%      1.24%           1.42%
Fidelity VIP Asset Manager: Growth - Service Class 2          -24.37%       N/A           -18.50%
Fidelity VIP Contrafund - Service Class 2                     -18.27%       N/A           -14.79%
Fidelity VIP Equity-Income - Service Class 2                  -25.67%       N/A           -20.06%
Fidelity VIP Growth - Service Class 2                         -38.55%       N/A           -32.32%
Fidelity VIP High Income - Service Class 2                     -5.62%       N/A           -9.95%
LSA Diversified Mid-Cap*                                        N/A         N/A           -29.36%
Putnam Health Sciences                                        -28.79%       N/A           -20.51%
Van Kampen UIF U.S. Real Estate                                -9.62%       N/A            5.48%
Goldman Sachs VIT CORE Small Cap Equity                       -23.53%       N/A           -0.36%
Goldman Sachs VIT CORE U.S. Equity                            -30.32%       N/A           -7.53%
LSA Equity Growth (2)                                         -38.08%       N/A           -29.79%
LSA Capital Growth (2)                                        -32.74%       N/A           -27.58%
MFS Emerging Growth - Service Class                           -41.77%       N/A           -37.24%
MFS Investors Trust - Service Class(7)                        -29.59%       N/A           -25.55%
MFS New Discovery - Service Class                             -40.03%       N/A           -28.53%
MFS Research - Service Class                                  -33.09%       N/A           -29.95%
MFS Utilities - Service Class                                 -31.30%       N/A           -34.11%
Oppenheimer Aggressive Growth                                 -36.10%       N/A           -19.28%
Oppenheimer Capital Appreciation                              -35.18%       N/A           -12.07%
Oppenheimer Global Securities                                 -30.55%       N/A           -5.86%
Oppenheimer Main Street(3)                                    -27.28%       N/A           -14.32%
Oppenheimer Strategic Bond                                     -1.56%       N/A            1.33%
Putnam Growth and Income                                      -27.47%       N/A           -22.08%
Putnam Growth Opportunities                                   -37.76%       N/A           -35.13%
Putnam International Equity(4)                                -26.17%       N/A           -9.24%
Putnam New Value                                              -24.15%       N/A           -17.92%
Putnam Research                                               -30.62%       N/A           -12.08%
Van Kampen UIF Core Plus Fixed Income                          -1.67%       N/A            3.81%
Van Kampen UIF Global Value Equity                            -25.39%       N/A           -4.99%
Van Kampen UIF U.S. Mid Cap Core(5)                           -36.32%       N/A           -2.85%
Van Kampen UIF Value                                          -30.57%       N/A           -3.99%
Franklin Small Cap - Class 2(1)                               -36.97%       N/A           -11.74%
Franklin Technology Securities - Class 2(1)                   -51.89%       N/A           -45.28%
Mutual Shares Securities - Class 2(1)                         -20.43%       N/A           -1.65%
Templeton Developing Markets Securities - Class 2              -9.00%       N/A           -12.65%
Templeton Foreign Securities - Class 2                        -27.05%       N/A           -12.90%

* Performance figures are not annualized.
(With Enhanced Earnings Death Benefit)
                                                                                     10 Year or Since
Variable Sub-Account                                           1 Year      5 Year        Inception
AIM V.I. Aggressive Growth                                    -31.04%       N/A           -27.82%
AIM V.I. Balanced                                             -25.56%       N/A           -5.80%
AIM V.I. Capital Appreciation                                 -32.71%       N/A           -4.35%
AIM V.I. Core Equity(6)                                       -24.06%       N/A           -3.49%
AIM V.I. Dent Demographic Trends                              -40.44%       N/A           -34.78%
AIM V.I. Diversified Income                                    -6.45%       N/A           -1.57%
AIM V.I. Growth                                               -39.22%       N/A           -11.12%
AIM V.I. International Growth                                 -24.15%       N/A           -6.30%
AIM V.I. Premier Equity                                       -38.52%       N/A           -4.91%
Dreyfus Socially Responsible Growth                           -37.23%      -6.68%         -4.65%
Dreyfus Stock Index                                           -30.74%       N/A           -3.68%
Dreyfus VIF - Growth & Income                                 -33.66%      -5.17%         -3.67%
Dreyfus VIF - Money Market                                     -7.27%      1.43%           1.58%
Fidelity VIP Asset Manager: Growth - Service Class 2          -24.30%       N/A           -18.49%
Fidelity VIP Contrafund - Service Class 2                     -18.17%       N/A           -14.76%
Fidelity VIP Equity-Income - Service Class 2                  -25.61%       N/A           -20.06%
Fidelity VIP Growth - Service Class 2                         -38.56%       N/A           -32.40%
Fidelity VIP High Income - Service Class 2                     -5.46%       N/A           -9.91%
LSA Diversified Mid-Cap*                                        N/A         N/A           -29.45%
Putnam Health Sciences                                        -28.75%       N/A           -20.50%
Van Kampen UIF U.S. Real Estate                                -9.49%       N/A            5.63%
Goldman Sachs VIT CORE Small Cap Equity                       -23.46%       N/A           -0.22%
Goldman Sachs VIT CORE U.S. Equity                            -30.28%       N/A           -7.44%
LSA Equity Growth (2)                                         -38.08%       N/A           -29.84%
LSA Capital Growth (2)                                        -32.72%       N/A           -27.63%
MFS Emerging Growth - Service Class                           -41.79%       N/A           -37.35%
MFS Investors Trust - Service Class(7)                        -29.55%       N/A           -25.59%
MFS New Discovery - Service Class                             -40.04%       N/A           -28.56%
MFS Research - Service Class                                  -33.07%       N/A           -30.02%
MFS Utilities - Service Class                                 -31.27%       N/A           -34.22%
Oppenheimer Aggressive Growth                                 -36.09%       N/A           -19.28%
Oppenheimer Capital Appreciation                              -35.17%       N/A           -12.02%
Oppenheimer Global Securities                                 -30.52%       N/A           -5.75%
Oppenheimer Main Street(3)                                    -27.23%       N/A           -14.33%
Oppenheimer Strategic Bond                                     -1.38%       N/A            1.41%
Putnam Growth and Income                                      -27.42%       N/A           -22.09%
Putnam Growth Opportunities                                   -37.76%       N/A           -35.23%
Putnam International Equity(4)                                -26.12%       N/A           -9.26%
Putnam New Value                                              -24.08%       N/A           -17.91%
Putnam Research                                               -30.59%       N/A           -12.10%
Van Kampen UIF Core Plus Fixed Income                          -1.49%       N/A            3.93%
Van Kampen UIF Global Value Equity                            -25.33%       N/A           -4.90%
Van Kampen UIF U.S. Mid Cap Core(5)                           -36.32%       N/A           -2.70%
Van Kampen UIF Value                                          -30.54%       N/A           -3.90%
Franklin Small Cap - Class 2(1)                               -36.97%       N/A           -11.66%
Franklin Technology Securities - Class 2(1)                   -51.96%       N/A           -45.44%
Mutual Shares Securities - Class 2(1)                         -20.35%       N/A           -1.56%
Templeton Developing Markets Securities - Class 2              -8.86%       N/A           -12.68%
Templeton Foreign Securities - Class 2                        -27.00%       N/A           -12.88%


* Performance figures are not annualized.

(With the Enhanced  Earnings Death Benefit Rider, and the Enhanced Death Benefit
Rider or the Income Benefit Rider)

                                                                                     10 Year or Since
Variable Sub-Account                                           1 Year      5 Year        Inception
AIM V.I. Aggressive Growth                                    -31.23%       N/A           -28.02%
AIM V.I. Balanced                                             -25.76%       N/A           -6.05%
AIM V.I. Capital Appreciation                                 -32.89%       N/A           -4.61%
AIM V.I. Core Equity(6)                                       -24.27%       N/A           -3.75%
AIM V.I. Dent Demographic Trends                              -40.60%       N/A           -34.97%
AIM V.I. Diversified Income                                    -6.70%       N/A           -1.84%
AIM V.I. Growth                                               -39.39%       N/A           -11.37%
AIM V.I. International Growth                                 -24.36%       N/A           -6.55%
AIM V.I. Premier Equity                                       -38.69%       N/A           -5.17%
Dreyfus Socially Responsible Growth                           -37.40%      -6.93%         -4.90%
Dreyfus Stock Index                                           -30.93%       N/A           -3.94%
Dreyfus VIF - Growth & Income                                 -33.85%      -5.42%         -3.92%
Dreyfus VIF - Money Market                                     -7.52%      1.16%           1.32%
Fidelity VIP Asset Manager: Growth - Service Class 2          -24.51%       N/A           -18.71%
Fidelity VIP Contrafund - Service Class 2                     -18.40%       N/A           -15.00%
Fidelity VIP Equity-Income - Service Class 2                  -25.81%       N/A           -20.28%
Fidelity VIP Growth - Service Class 2                         -38.73%       N/A           -32.59%
Fidelity VIP High Income - Service Class 2                     -5.72%       N/A           -10.16%
LSA Diversified Mid-Cap*                                        N/A         N/A           -29.58%
Putnam Health Sciences                                        -28.95%       N/A           -20.72%
Van Kampen UIF U.S. Real Estate                                -9.73%       N/A            5.36%
Goldman Sachs VIT CORE Small Cap Equity                       -23.67%       N/A           -0.49%
Goldman Sachs VIT CORE U.S. Equity                            -30.47%       N/A           -7.69%
LSA Equity Growth (2)                                         -38.26%       N/A           -30.04%
LSA Capital Growth (2)                                        -32.91%       N/A           -27.84%
MFS Emerging Growth - Service Class                           -41.95%       N/A           -37.53%
MFS Investors Trust - Service Class(7)                        -29.75%       N/A           -25.80%
MFS New Discovery - Service Class                             -40.21%       N/A           -28.76%
MFS Research - Service Class                                  -33.25%       N/A           -30.21%
MFS Utilities - Service Class                                 -31.46%       N/A           -34.41%
Oppenheimer Aggressive Growth                                 -36.27%       N/A           -19.51%
Oppenheimer Capital Appreciation                              -35.35%       N/A           -12.26%
Oppenheimer Global Securities                                 -30.71%       N/A           -6.00%
Oppenheimer Main Street(3)                                    -27.43%       N/A           -14.56%
Oppenheimer Strategic Bond                                     -1.64%       N/A            1.14%
Putnam Growth and Income                                      -27.62%       N/A           -22.31%
Putnam Growth Opportunities                                   -37.94%       N/A           -35.42%
Putnam International Equity(4)                                -26.32%       N/A           -9.51%
Putnam New Value                                              -24.29%       N/A           -18.13%
Putnam Research                                               -30.78%       N/A           -12.34%
Van Kampen UIF Core Plus Fixed Income                          -1.76%       N/A            3.66%
Van Kampen UIF Global Value Equity                            -25.53%       N/A           -5.16%
Van Kampen UIF U.S. Mid Cap Core(5)                           -36.50%       N/A           -2.96%
Van Kampen UIF Value                                          -30.73%       N/A           -4.16%
Franklin Small Cap - Class 2(1)                               -37.15%       N/A           -11.90%
Franklin Technology Securities - Class 2(1)                   -52.10%       N/A           -45.60%
Mutual Shares Securities - Class 2(1)                         -20.57%       N/A           -1.82%
Templeton Developing Markets Securities - Class 2              -9.10%       N/A           -12.92%
Templeton Foreign Securities - Class 2                        -27.20%       N/A           -13.12%

* Performance figures are not annualized.
(With  Income  Benefit,  Enhanced  Death  Benefit and  Enhanced  Earnings  Death
Benefit)

                                                                                     10 Year or Since
Variable Sub-Account                                           1 Year      5 Year        Inception
AIM V.I. Aggressive Growth                                    -31.42%       N/A           -28.23%
AIM V.I. Balanced                                             -25.97%       N/A           -6.31%
AIM V.I. Capital Appreciation                                 -33.08%       N/A           -4.86%
AIM V.I. Core Equity(6)                                       -24.48%       N/A           -4.01%
AIM V.I. Dent Demographic Trends                              -40.77%       N/A           -35.16%
AIM V.I. Diversified Income                                    -6.95%       N/A           -2.10%
AIM V.I. Growth                                               -39.56%       N/A           -11.61%
AIM V.I. International Growth                                 -24.57%       N/A           -6.80%
AIM V.I. Premier Equity                                       -38.87%       N/A           -5.42%
Dreyfus Socially Responsible Growth                           -37.58%      -7.18%         -5.16%
Dreyfus Stock Index                                           -31.13%       N/A           -4.19%
Dreyfus VIF - Growth & Income                                 -34.03%      -5.67%         -4.18%
Dreyfus VIF - Money Market                                     -7.77%      0.90%           1.05%
Fidelity VIP Asset Manager: Growth - Service Class 2          -24.72%       N/A           -18.94%
Fidelity VIP Contrafund - Service Class 2                     -18.62%       N/A           -15.23%
Fidelity VIP Equity-Income - Service Class 2                  -26.02%       N/A           -20.50%
Fidelity VIP Growth - Service Class 2                         -38.90%       N/A           -32.78%
Fidelity VIP High Income - Service Class 2                     -5.97%       N/A           -10.40%
LSA Diversified Mid-Cap*                                        N/A         N/A           -29.71%
Putnam Health Sciences                                        -29.14%       N/A           -20.94%
Van Kampen UIF U.S. Real Estate                                -9.97%       N/A            5.08%
Goldman Sachs VIT CORE Small Cap Equity                       -23.88%       N/A           -0.75%
Goldman Sachs VIT CORE U.S. Equity                            -30.67%       N/A           -7.94%
LSA Equity Growth (2)                                         -38.43%       N/A           -30.24%
LSA Capital Growth (2)                                        -33.09%       N/A           -28.04%
MFS Emerging Growth - Service Class                           -42.12%       N/A           -37.72%
MFS Investors Trust - Service Class(7)                        -29.94%       N/A           -26.01%
MFS New Discovery - Service Class                             -40.38%       N/A           -28.97%
MFS Research - Service Class                                  -33.44%       N/A           -30.41%
MFS Utilities - Service Class                                 -31.65%       N/A           -34.60%
Oppenheimer Aggressive Growth                                 -36.45%       N/A           -19.74%
Oppenheimer Capital Appreciation                              -35.53%       N/A           -12.50%
Oppenheimer Global Securities                                 -30.90%       N/A           -6.25%
Oppenheimer Main Street(3)                                    -27.63%       N/A           -14.80%
Oppenheimer Strategic Bond                                     -1.91%       N/A            0.87%
Putnam Growth and Income                                      -27.82%       N/A           -22.53%
Putnam Growth Opportunities                                   -38.11%       N/A           -35.60%
Putnam International Equity(4)                                -26.52%       N/A           -9.75%
Putnam New Value                                              -24.50%       N/A           -18.36%
Putnam Research                                               -30.97%       N/A           -12.58%
Van Kampen UIF Core Plus Fixed Income                          -2.02%       N/A            3.38%
Van Kampen UIF Global Value Equity                            -25.74%       N/A           -5.41%
Van Kampen UIF U.S. Mid Cap Core(5)                           -36.67%       N/A           -3.22%
Van Kampen UIF Value                                          -30.92%       N/A           -4.41%
Franklin Small Cap - Class 2(1)                               -37.32%       N/A           -12.14%
Franklin Technology Securities - Class 2(1)                   -52.24%       N/A           -45.77%
Mutual Shares Securities - Class 2(1)                         -20.78%       N/A           -2.08%
Templeton Developing Markets Securities - Class 2              -9.35%       N/A           -13.16%
Templeton Foreign Securities - Class 2                        -27.40%       N/A           -13.36%

* Performance figures are not annualized.
(1) Performance shown prior to 5/1/00 is based on the Franklin Small Cap Investments (Class 2) and Mutual Shares Investments (Class 2) Sub-Accounts. On 5/1/00, the Franklin Small Cap Investments (Class 2) and Mutual Shares Investments (Class 2) Portfolios were merged into the Franklin Small Cap (Class
2) and Mutual Shares Securities (Class 2), respectively and were closed. For administrative convenience, on May 1, 2000, we merged the corresponding Sub-Accounts into new Sub-Accounts named Templeton Global Income Securities (Class 2) and Templeton Growth Securities (Class 2), respectively.

(2) Effective 5/1/03 the LSA Focused Equity Fund and the LSA Growth Equity Fund changed their names to LSA Equity Growth Fund and LSA Capital Growth Fund, respectively.

(3) Effective 5/1/03 the Oppenheimer Main Street Growth & Income Fund changed its name to Oppenheimer Main Street Fund.

(4) Effective 5/1/03 the Putnam VT International Growth Fund changed its name to Putnam VT International Equity Fund.

(5) Effective 5/1/03 the Van Kampen UIF Mid Cap Value Portfolio changed its name to Van Kampen UIF U.S. Mid Cap Core Portfolio.

(6) Effective 9/30/02, the AIM V.I. Core Equity Fund changed its investment objectives from growth of capital with a secondary objective of current income to growth of capital. Performance shown for the AIM V.I. Core Equity Sub-Account is based on the performance of the Portfolio, which reflects the investment policies of the Portfolio in effect during the periods shown.

(7) Effective May 1, 2001, the MFS Growth with Income Series changed its name to MFS Investors Trust Series to reflect changes in its investment policies. Performance shown for the MFS Investors Trust Series Sub-Account is based on performance of the Portfolio, which reflects the investment policies of the Portfolio in effect during the periods shown.



ADJUSTED HISTORICAL TOTAL RETURNS METHOD 1

Set out below are the adjusted historical total returns method 1 for each Variable Sub-Account since the corresponding Portfolio's inception through December 31, 2002.

The adjusted historical total returns method 1 shown below do not include the 4% credit enhancement available under the Allstate Provider Extra Contract or withdrawal charge that may be imposed under the Contract.

The inception dates of the Portfolios are as follows:

                                                            Inception Date of
                                                             Corresponding
Variable Sub-Account                                          Portfolio
AIM V.I. Aggressive Growth                                      05/01/98
AIM V.I. Balanced                                               05/01/98
AIM V.I. Capital Appreciation                                   05/05/93
AIM V.I. Core Equity                                            05/02/94
AIM V.I. Dent Demographic Trends                                12/29/99
AIM V.I. Diversified Income                                     05/05/93
AIM V.I. Growth                                                 05/05/93
AIM V.I. International Growth                                   05/05/93
AIM V.I. Premier Equity                                         05/05/93
Dreyfus Socially Responsible Growth                             10/15/93
Dreyfus Stock Index                                             09/29/89
Dreyfus VIF - Growth & Income                                   04/30/94
Dreyfus VIF - Money Market                                      08/31/90
Fidelity VIP Asset Manager: Growth - Service Class 2            01/04/95
Fidelity VIP Contrafund - Service Class 2                       01/04/95
Fidelity VIP Equity-Income - Service Class 2                    10/10/86
Fidelity VIP Growth - Service Class 2                           10/10/86
Fidelity VIP High Income - Service Class 2                      09/20/85
LSA Diversified Mid-Cap                                         08/14/01
Putnam Health Sciences                                          04/30/98
Van Kampen UIF U.S. Real Estate                                 03/03/97
Goldman Sachs VIT CORE Small Cap Equity                         02/13/98
Goldman Sachs VIT CORE U.S. Equity                              02/13/98
LSA Equity Growth                                               10/01/99
LSA Capital Growth                                              10/01/99
MFS Emerging Growth - Service Class                             07/24/95
MFS Investors Trust - Service Class                             10/09/95
MFS New Discovery - Service Class                               05/01/98
MFS Research - Service Class                                    07/26/95
MFS Utilities - Service Class                                   01/03/95
Oppenheimer Aggressive Growth                                   08/15/86
Oppenheimer Capital Appreciation                                04/03/85
Oppenheimer Global Securities                                   11/12/90
Oppenheimer Main Street                                         07/05/95
Oppenheimer Strategic Bond                                      05/03/93
Putnam Growth and Income                                        02/01/88
Putnam Growth Opportunities                                     01/31/00
Putnam International Equity                                     01/02/97
Putnam New Value                                                01/02/97
Putnam Research                                                 09/29/98
Van Kampen UIF Core Plus Fixed Income                           01/02/97
Van Kampen UIF Global Value Equity                              01/02/97
Van Kampen UIF U.S. Mid Cap Core                                01/02/97
Van Kampen UIF Value                                            01/02/97
Franklin Small Cap - Class 2                                    10/31/95
Franklin Technology Securities - Class 2                        05/31/00
Mutual Shares Securities - Class 2                              11/08/96
Templeton Developing Markets Securities - Class 2               03/04/96
Templeton Foreign Securities - Class 2                          05/01/92


(Without the Enhanced  Death  Benefit  Rider,  the Income  Benefit  Rider or the
Enhanced Earnings Death Benefit Rider)
                                                                               5 Year     10 Year or
Variable Sub-Account                                                 1 Year            Since Inception
AIM V.I. Aggressive Growth                                          -23.82%     N/A         -5.20%
AIM V.I. Balanced                                                   -18.34%     N/A         -2.60%
AIM V.I. Capital Appreciation                                       -25.48%    -3.71%       5.72%
AIM V.I. Core Equity (9)                                            -16.84%    -2.41%       6.25%
AIM V.I. Dent Demographic Trends                                    -33.21%     N/A        -28.65%
AIM V.I. Diversified Income                                          0.78%     0.12%        3.19%
AIM V.I. Growth                                                     -32.00%    -9.39%       2.26%
AIM V.I. International Growth                                       -16.93%    -4.65%       2.71%
AIM V.I. Premier Equity                                             -31.30%    -3.65%       6.23%
Dreyfus Socially Responsible Growth                                 -30.01%    -5.24%       4.97%
Dreyfus Stock Index                                                 -23.52%    -2.41%       7.29%
Dreyfus VIF - Growth & Income                                       -26.44%    -3.76%       6.79%
Dreyfus VIF - Money Market                                           -0.05%    2.62%        2.87%
Fidelity VIP Asset Manager: Growth - Service Class 2(2)             -17.08%    -3.31%       5.03%
Fidelity VIP Contrafund - Service Class 2(2)                        -10.95%    1.88%        10.30%
Fidelity VIP Equity-Income - Service Class 2(2)                     -18.39%    -1.47%       7.86%
Fidelity VIP Growth - Service Class 2(2)                            -31.34%    -2.13%       6.53%
Fidelity VIP High Income - Service Class 2(2)                        1.76%     -7.71%       1.63%
LSA Diversified Mid-Cap                                             -20.45%     N/A        -15.34%
Putnam Health Sciences(6)                                           -21.53%     N/A         -2.94%
Van Kampen UIF U.S. Real Estate                                      -2.26%    2.80%        5.11%
Goldman Sachs VIT CORE Small Cap Equity                             -16.24%     N/A         -2.31%
Goldman Sachs VIT CORE U.S. Equity                                  -23.06%     N/A         -4.00%
LSA Equity Growth (3)                                               -30.86%     N/A        -14.46%
LSA Capital Growth (3)                                              -25.50%     N/A        -11.05%
MFS Emerging Growth - Service Class(4)                              -34.57%    -5.36%       2.71%
MFS Investors Trust - Service Class(4)(10)                          -22.33%    -4.73%       3.71%
MFS New Discovery - Service Class(4)                                -32.82%     N/A         0.44%
MFS Research - Service Class(4)                                     -25.84%    -5.73%       2.05%
MFS Utilities - Service Class(4)                                    -24.05%    -3.54%       6.53%
Oppenheimer Aggressive Growth                                       -28.87%    -3.36%       5.06%
Oppenheimer Capital Appreciation                                    -27.95%    0.78%        8.51%
Oppenheimer Global Securities                                       -23.30%    3.84%        10.25%
Oppenheimer Main Street(5)                                          -20.01%    -4.68%       7.05%
Oppenheimer Strategic Bond                                           5.84%     2.56%        4.22%
Putnam Growth and Income (6)                                        -20.19%    -2.34%       6.85%
Putnam Growth Opportunities(6)                                      -30.54%     N/A        -29.74%
Putnam International Equity(6) (7)                                  -18.90%    0.78%        2.91%
Putnam New Value (6)                                                -16.86%    1.04%        3.35%
Putnam Research (6)                                                 -23.36%     N/A         -2.86%
Van Kampen UIF Core Plus Fixed Income                                5.73%     5.48%        5.94%
Van Kampen UIF Global Value Equity                                  -18.10%    -1.15%       1.84%
Van Kampen UIF U.S. Mid Cap Core(8)                                 -29.10%    -0.07%       5.55%
Van Kampen UIF Value                                                -23.32%    -2.31%       0.98%
Franklin Small Cap - Class 2(1)(11)                                 -29.75%    -1.51%       4.63%
Franklin Technology Securities - Class 2(1)                         -44.74%     N/A        -36.25%
Mutual Shares Securities - Class 2(11)                              -13.13%    2.38%        4.92%
Templeton Developing Markets Securities - Class 2(1)(12)             -1.63%    -6.87%      -10.95%
Templeton Foreign Securities - Class 2(1)(12)                       -19.78%    -3.59%       6.05%





(With the Enhanced  Death  Benefit  Rider or the Income Benefit Rider)
Enhanced Earnings Death Benefit Rider)
                                                                               5 Year     10 Year or
Variable Sub-Account                                                 1 Year            Since Inception
AIM V.I. Aggressive Growth                                          -24.01%     N/A         -5.43%
AIM V.I. Balanced                                                   -18.54%     N/A         -2.84%
AIM V.I. Capital Appreciation                                       -25.67%    -3.95%       5.46%
AIM V.I. Core Equity (9)                                            -17.05%    -2.65%       5.98%
AIM V.I. Dent Demographic Trends                                    -33.38%     N/A        -28.83%
AIM V.I. Diversified Income                                          0.52%     -0.13%       2.93%
AIM V.I. Growth                                                     -32.17%    -9.62%       2.00%
AIM V.I. International Growth                                       -17.14%    -4.88%       2.45%
AIM V.I. Premier Equity                                             -31.47%    -3.89%       5.97%
Dreyfus Socially Responsible Growth                                 -30.18%    -5.47%       4.70%
Dreyfus Stock Index                                                 -23.71%    -2.65%       7.02%
Dreyfus VIF - Growth & Income                                       -26.63%    -4.00%       6.52%
Dreyfus VIF - Money Market                                           -0.30%    2.36%        2.61%
Fidelity VIP Asset Manager: Growth - Service Class 2(2)             -17.29%    -3.55%       4.77%
Fidelity VIP Contrafund - Service Class 2(2)                        -11.17%    1.63%        10.02%
Fidelity VIP Equity-Income - Service Class 2(2)                     -18.59%    -1.71%       7.59%
Fidelity VIP Growth - Service Class 2(2)                            -31.51%    -2.38%       6.26%
Fidelity VIP High Income - Service Class 2(2)                        1.51%     -7.94%       1.38%
LSA Diversified Mid-Cap                                             -20.65%     N/A        -15.55%
Putnam Health Sciences(6)                                           -21.73%     N/A         -3.18%
Van Kampen UIF U.S. Real Estate                                      -2.51%    2.54%        4.85%
Goldman Sachs VIT CORE Small Cap Equity                             -16.45%     N/A         -2.55%
Goldman Sachs VIT CORE U.S. Equity                                  -23.25%     N/A         -4.24%
LSA Equity Growth (3)                                               -31.03%     N/A        -14.67%
LSA Capital Growth (3)                                              -25.68%     N/A        -11.27%
MFS Emerging Growth - Service Class(4)                              -34.73%    -5.60%       2.45%
MFS Investors Trust - Service Class(4)(10)                          -22.52%    -4.97%       3.46%
MFS New Discovery - Service Class(4)                                -32.99%     N/A         0.19%
MFS Research - Service Class(4)                                     -26.03%    -5.96%       1.79%
MFS Utilities - Service Class(4)                                    -24.24%    -3.78%       6.27%
Oppenheimer Aggressive Growth                                       -29.05%    -3.60%       4.80%
Oppenheimer Capital Appreciation                                    -28.13%    0.53%        8.24%
Oppenheimer Global Securities                                       -23.49%    3.59%        9.97%
Oppenheimer Main Street(5)                                          -20.21%    -4.92%       6.78%
Oppenheimer Strategic Bond                                           5.58%     2.31%        3.96%
Putnam Growth and Income (6)                                        -20.39%    -2.59%       6.59%
Putnam Growth Opportunities(6)                                      -30.72%     N/A        -29.92%
Putnam International Equity(6) (7)                                  -19.10%    0.53%        2.65%
Putnam New Value (6)                                                -17.07%    0.79%        3.09%
Putnam Research (6)                                                 -23.56%     N/A         -3.10%
Van Kampen UIF Core Plus Fixed Income                                5.46%     5.22%        5.68%
Van Kampen UIF Global Value Equity                                  -18.31%    -1.40%       1.58%
Van Kampen UIF U.S. Mid Cap Core(8)                                 -29.27%    -0.32%       5.29%
Van Kampen UIF Value                                                -23.51%    -2.55%       0.73%
Franklin Small Cap - Class 2(1)(11)                                 -29.92%    -1.76%       4.37%
Franklin Technology Securities - Class 2(1)                         -44.88%     N/A        -36.41%
Mutual Shares Securities - Class 2(11)                              -13.34%    2.13%        4.66%
Templeton Developing Markets Securities - Class 2(1)(12)             -1.88%    -7.11%      -11.17%
Templeton Foreign Securities - Class 2(1)(12)                       -19.98%    -3.83%       5.79%



(With the Enhanced Death Benefit Rider and Income Benefit Rider)
                                                                               5 Year     10 Year or
Variable Sub-Account                                                 1 Year            Since Inception
AIM V.I. Aggressive Growth                                          -24.20%     N/A         -5.67%
AIM V.I. Balanced                                                   -18.74%     N/A         -3.09%
AIM V.I. Capital Appreciation                                       -25.86%    -4.19%       5.19%
AIM V.I. Core Equity (9)                                            -17.26%    -2.90%       5.72%
AIM V.I. Dent Demographic Trends                                    -33.55%     N/A        -29.00%
AIM V.I. Diversified Income                                          0.27%     -0.38%       2.68%
AIM V.I. Growth                                                     -32.34%    -9.85%       1.75%
AIM V.I. International Growth                                       -17.35%    -5.12%       2.19%
AIM V.I. Premier Equity                                             -31.64%    -4.13%       5.70%
Dreyfus Socially Responsible Growth                                 -30.36%    -5.71%       4.44%
Dreyfus Stock Index                                                 -23.90%    -2.90%       6.75%
Dreyfus VIF - Growth & Income                                       -26.81%    -4.24%       6.26%
Dreyfus VIF - Money Market                                           -0.54%    2.11%        2.35%
Fidelity VIP Asset Manager: Growth - Service Class 2(2)             -17.49%    -3.79%       4.51%
Fidelity VIP Contrafund - Service Class 2(2)                        -11.40%    1.37%        9.75%
Fidelity VIP Equity-Income - Service Class 2(2)                     -18.79%    -1.96%       7.32%
Fidelity VIP Growth - Service Class 2(2)                            -31.68%    -2.62%       6.00%
Fidelity VIP High Income - Service Class 2(2)                        1.25%     -8.17%       1.13%
LSA Diversified Mid-Cap                                             -20.85%     N/A        -15.76%
Putnam Health Sciences(6)                                           -21.92%     N/A         -3.42%
Van Kampen UIF U.S. Real Estate                                      -2.75%    2.28%        4.59%
Goldman Sachs VIT CORE Small Cap Equity                             -16.66%     N/A         -2.80%
Goldman Sachs VIT CORE U.S. Equity                                  -23.44%     N/A         -4.48%
LSA Equity Growth (3)                                               -31.21%     N/A        -14.89%
LSA Capital Growth (3)                                              -25.87%     N/A        -11.49%
MFS Emerging Growth - Service Class(4)                              -34.89%    -5.83%       2.19%
MFS Investors Trust - Service Class(4)(10)                          -22.72%    -5.20%       3.20%
MFS New Discovery - Service Class(4)                                -33.15%     N/A         -0.06%
MFS Research - Service Class(4)                                     -26.21%    -6.20%       1.54%
MFS Utilities - Service Class(4)                                    -24.43%    -4.02%       6.00%
Oppenheimer Aggressive Growth                                       -29.22%    -3.84%       4.54%
Oppenheimer Capital Appreciation                                    -28.31%    0.28%        7.97%
Oppenheimer Global Securities                                       -23.68%    3.33%        9.70%
Oppenheimer Main Street(5)                                          -20.41%    -5.16%       6.52%
Oppenheimer Strategic Bond                                           5.32%     2.05%        3.70%
Putnam Growth and Income (6)                                        -20.59%    -2.83%       6.32%
Putnam Growth Opportunities(6)                                      -30.89%     N/A        -30.09%
Putnam International Equity(6) (7)                                  -19.30%    0.28%        2.40%
Putnam New Value (6)                                                -17.28%    0.54%        2.83%
Putnam Research (6)                                                 -23.75%     N/A         -3.35%
Van Kampen UIF Core Plus Fixed Income                                5.20%     4.96%        5.42%
Van Kampen UIF Global Value Equity                                  -18.51%    -1.65%       1.33%
Van Kampen UIF U.S. Mid Cap Core(8)                                 -29.45%    -0.57%       5.03%
Van Kampen UIF Value                                                -23.70%    -2.79%       0.48%
Franklin Small Cap - Class 2(1)(11)                                 -30.10%    -2.00%       4.11%
Franklin Technology Securities - Class 2(1)                         -45.02%     N/A        -36.57%
Mutual Shares Securities - Class 2(11)                              -13.56%    1.87%        4.40%
Templeton Developing Markets Securities - Class 2(1)(12)             -2.12%    -7.34%      -11.40%
Templeton Foreign Securities - Class 2(1)(12)                       -20.18%    -4.07%       5.53%




(With Enhanced Earnings Death Benefit)
                                                                               5 Year     10 Year or
Variable Sub-Account                                                 1 Year            Since Inception
AIM V.I. Aggressive Growth                                          -24.17%     N/A         -5.53%
AIM V.I. Balanced                                                   -18.69%     N/A         -2.93%
AIM V.I. Capital Appreciation                                       -25.83%    -4.00%       5.51%
AIM V.I. Core Equity (9)                                            -17.19%    -2.70%       6.02%
AIM V.I. Dent Demographic Trends                                    -33.56%     N/A        -29.22%
AIM V.I. Diversified Income                                          0.43%     -0.23%       2.89%
AIM V.I. Growth                                                     -32.35%    -9.70%       2.03%
AIM V.I. International Growth                                       -17.28%    -4.95%       2.46%
AIM V.I. Premier Equity                                             -31.65%    -3.93%       6.02%
Dreyfus Socially Responsible Growth                                 -30.36%    -5.52%       4.73%
Dreyfus Stock Index                                                 -23.87%    -2.70%       7.08%
Dreyfus VIF - Growth & Income                                       -26.79%    -4.07%       6.58%
Dreyfus VIF - Money Market                                           -0.40%    2.29%        2.56%
Fidelity VIP Asset Manager: Growth - Service Class 2(2)             -17.43%    -3.62%       4.81%
Fidelity VIP Contrafund - Service Class 2(2)                        -11.30%    1.61%        10.11%
Fidelity VIP Equity-Income - Service Class 2(2)                     -18.74%    -1.78%       7.66%
Fidelity VIP Growth - Service Class 2(2)                            -31.69%    -2.39%       6.33%
Fidelity VIP High Income - Service Class 2(2)                        1.41%     -8.12%       1.37%
LSA Diversified Mid-Cap                                             -20.80%     N/A        -15.82%
Putnam Health Sciences(6)                                           -21.88%     N/A         -3.28%
Van Kampen UIF U.S. Real Estate                                      -2.61%    2.44%        4.79%
Goldman Sachs VIT CORE Small Cap Equity                             -16.59%     N/A         -2.67%
Goldman Sachs VIT CORE U.S. Equity                                  -23.41%     N/A         -4.32%
LSA Equity Growth (3)                                               -31.21%     N/A        -14.89%
LSA Capital Growth (3)                                              -25.85%     N/A        -11.46%
MFS Emerging Growth - Service Class(4)                              -34.92%    -5.62%       2.48%
MFS Investors Trust - Service Class(4)(10)                          -22.68%    -5.04%       3.45%
MFS New Discovery - Service Class(4)                                -33.17%     N/A         0.15%
MFS Research - Service Class(4)                                     -26.19%    -6.03%       1.79%
MFS Utilities - Service Class(4)                                    -24.40%    -3.84%       6.34%
Oppenheimer Aggressive Growth                                       -29.22%    -3.63%       4.86%
Oppenheimer Capital Appreciation                                    -28.30%    0.52%        8.31%
Oppenheimer Global Securities                                       -23.65%    3.59%        10.07%
Oppenheimer Main Street(5)                                          -20.36%    -5.02%       6.84%
Oppenheimer Strategic Bond                                           5.49%     2.22%        3.91%
Putnam Growth and Income (6)                                        -20.54%    -2.66%       6.64%
Putnam Growth Opportunities(6)                                      -30.89%     N/A        -30.26%
Putnam International Equity(6) (7)                                  -19.25%    0.52%        2.66%
Putnam New Value (6)                                                -17.21%    0.72%        3.06%
Putnam Research (6)                                                 -23.71%     N/A         -3.20%
Van Kampen UIF Core Plus Fixed Income                                5.38%     5.16%        5.64%
Van Kampen UIF Global Value Equity                                  -18.45%    -1.47%       1.56%
Van Kampen UIF U.S. Mid Cap Core(8)                                 -29.45%    -0.35%       5.33%
Van Kampen UIF Value                                                -23.67%    -2.65%       0.69%
Franklin Small Cap - Class 2(1)(11)                                 -30.10%    -1.79%       4.36%
Franklin Technology Securities - Class 2(1)                         -45.09%     N/A        -36.79%
Mutual Shares Securities - Class 2(11)                              -13.48%    2.07%        4.59%
Templeton Developing Markets Securities - Class 2(1)(12)             -1.98%    -7.29%      -11.52%
Templeton Foreign Securities - Class 2(1)(12)                       -20.13%    -3.91%       5.86%




(With the Enhanced  Earnings Death Benefit Rider, and the Enhanced Death Benefit
Rider or the Income Benefit Rider)

                                                                               5 Year     10 Year or
Variable Sub-Account                                                 1 Year            Since Inception
AIM V.I. Aggressive Growth                                          -24.36%     N/A         -5.77%
AIM V.I. Balanced                                                   -18.89%     N/A         -3.18%
AIM V.I. Capital Appreciation                                       -26.02%    -4.24%       5.25%
AIM V.I. Core Equity(9)                                             -17.40%    -2.94%       5.76%
AIM V.I. Dent Demographic Trends                                    -33.73%     N/A        -29.40%
AIM V.I. Diversified Income                                          0.17%     -0.48%       2.62%
AIM V.I. Growth                                                     -32.52%    -9.93%       1.77%
AIM V.I. International Growth                                       -17.49%    -5.19%       2.20%
AIM V.I. Premier Equity                                             -31.82%    -4.17%       5.76%
Dreyfus Socially Responsible Growth                                 -30.53%    -5.76%       4.47%
Dreyfus Stock Index                                                 -24.06%    -2.94%       6.81%
Dreyfus VIF - Growth & Income                                       -26.98%    -4.31%       6.31%
Dreyfus VIF - Money Market                                           -0.65%    2.03%        2.30%
Fidelity VIP Asset Manager: Growth - Service Class 2(2)             -17.64%    -3.87%       4.55%
Fidelity VIP Contrafund - Service Class 2(2)                        -11.52%    1.35%        9.84%
Fidelity VIP Equity-Income - Service Class 2(2)                     -18.94%    -2.03%       7.39%
Fidelity VIP Growth - Service Class 2(2)                            -31.86%    -2.64%       6.06%
Fidelity VIP High Income - Service Class 2(2)                        1.16%     -8.36%       1.11%
LSA Diversified Mid-Cap                                             -21.00%     N/A        -16.03%
Putnam Health Sciences(6)                                           -22.08%     N/A         -3.52%
Van Kampen UIF U.S. Real Estate                                      -2.86%    2.18%        4.52%
Goldman Sachs VIT CORE Small Cap Equity                             -16.80%     N/A         -2.92%
Goldman Sachs VIT CORE U.S. Equity                                  -23.60%     N/A         -4.56%
LSA Equity Growth (3)                                               -31.38%     N/A        -15.10%
LSA Capital Growth (3)                                              -26.03%     N/A        -11.69%
MFS Emerging Growth - Service Class(4)                              -35.08%    -5.86%       2.22%
MFS Investors Trust - Service Class(4)(10)                          -22.87%    -5.28%       3.19%
MFS New Discovery - Service Class(4)                                -33.34%     N/A         -0.10%
MFS Research - Service Class(4)                                     -26.38%    -6.27%       1.54%
MFS Utilities - Service Class(4)                                    -24.59%    -4.08%       6.07%
Oppenheimer Aggressive Growth                                       -29.40%    -3.87%       4.59%
Oppenheimer Capital Appreciation                                    -28.48%    0.27%        8.04%
Oppenheimer Global Securities                                       -23.84%    3.33%        9.80%
Oppenheimer Main Street(5)                                          -20.56%    -5.26%       6.57%
Oppenheimer Strategic Bond                                           5.23%     1.96%        3.65%
Putnam Growth and Income (6)                                        -20.74%    -2.91%       6.38%
Putnam Growth Opportunities(6)                                      -31.07%     N/A        -30.43%
Putnam International Equity(6) (7)                                  -19.45%    0.26%        2.40%
Putnam New Value (6)                                                -17.42%    0.47%        2.80%
Putnam Research (6)                                                 -23.91%     N/A         -3.44%
Van Kampen UIF Core Plus Fixed Income                                5.11%     4.89%        5.37%
Van Kampen UIF Global Value Equity                                  -18.66%    -1.71%       1.30%
Van Kampen UIF U.S. Mid Cap Core(8)                                 -29.62%    -0.61%       5.07%
Van Kampen UIF Value                                                -23.86%    -2.89%       0.43%
Franklin Small Cap - Class 2(1)(11)                                 -30.27%    -2.04%       4.10%
Franklin Technology Securities - Class 2(1)                         -45.23%     N/A        -36.95%
Mutual Shares Securities - Class 2(11)                              -13.69%    1.81%        4.33%
Templeton Developing Markets Securities - Class 2(1)(12)             -2.23%    -7.52%      -11.75%
Templeton Foreign Securities - Class 2(1)(12)                       -20.33%    -4.15%       5.59%




(With  Income  Benefit,  Enhanced  Death  Benefit and  Enhanced  Earnings  Death
Benefit)

                                                                               5 Year     10 Year or
Variable Sub-Account                                                 1 Year             Since Inception
AIM V.I. Aggressive Growth                                          -24.55%      N/A        -6.01%
AIM V.I. Balanced                                                   -19.09%      N/A        -3.42%
AIM V.I. Capital Appreciation                                       -26.21%    -4.48%        4.98%
AIM V.I. Core Equity (9)                                            -17.61%    -3.19%        5.49%
AIM V.I. Dent Demographic Trends                                    -33.90%      N/A        -29.58%
AIM V.I. Diversified Income                                          -0.08%    -0.73%        2.36%
AIM V.I. Growth                                                     -32.69%    -10.16%       1.52%
AIM V.I. International Growth                                       -17.70%    -5.43%        1.94%
AIM V.I. Premier Equity                                             -31.99%    -4.41%        5.49%
Dreyfus Socially Responsible Growth                                 -30.71%    -6.00%        4.21%
Dreyfus Stock Index                                                 -24.25%    -3.19%        6.55%
Dreyfus VIF - Growth & Income                                       -27.16%    -4.56%        6.04%
Dreyfus VIF - Money Market                                           -0.89%     1.78%        2.04%
Fidelity VIP Asset Manager: Growth - Service Class 2(2)             -17.84%    -4.11%        4.28%
Fidelity VIP Contrafund - Service Class 2(2)                        -11.75%     1.09%        9.56%
Fidelity VIP Equity-Income - Service Class 2(2)                     -19.14%    -2.28%        7.12%
Fidelity VIP Growth - Service Class 2(2)                            -32.03%    -2.88%        5.80%
Fidelity VIP High Income - Service Class 2(2)                        0.90%     -8.59%        0.86%
LSA Diversified Mid-Cap                                             -21.20%      N/A        -16.24%
Putnam Health Sciences(6)                                           -22.27%      N/A        -3.76%
Van Kampen UIF U.S. Real Estate                                      -3.10%     1.92%        4.26%
Goldman Sachs VIT CORE Small Cap Equity                             -17.01%      N/A        -3.16%
Goldman Sachs VIT CORE U.S. Equity                                  -23.79%      N/A        -4.80%
LSA Equity Growth (3)                                               -31.56%      N/A        -15.31%
LSA Capital Growth (3)                                              -26.22%      N/A        -11.91%
MFS Emerging Growth - Service Class(4)                              -35.24%    -6.10%        1.96%
MFS Investors Trust - Service Class(4)(10)                          -23.07%    -5.52%        2.93%
MFS New Discovery - Service Class(4)                                -33.50%      N/A        -0.35%
MFS Research - Service Class(4)                                     -26.56%    -6.51%        1.28%
MFS Utilities - Service Class(4)                                    -24.78%    -4.32%        5.81%
Oppenheimer Aggressive Growth                                       -29.57%    -4.11%        4.33%
Oppenheimer Capital Appreciation                                    -28.66%     0.01%        7.77%
Oppenheimer Global Securities                                       -24.03%     3.07%        9.52%
Oppenheimer Main Street(5)                                          -20.76%    -5.50%        6.30%
Oppenheimer Strategic Bond                                           4.97%      1.71%        3.39%
Putnam Growth and Income (6)                                        -20.94%    -3.15%        6.11%
Putnam Growth Opportunities(6)                                      -31.24%      N/A        -30.61%
Putnam International Equity(6) (7)                                  -19.65%     0.01%        2.14%
Putnam New Value (6)                                                -17.63%     0.22%        2.54%
Putnam Research (6)                                                 -24.10%      N/A        -3.69%
Van Kampen UIF Core Plus Fixed Income                                4.85%      4.63%        5.10%
Van Kampen UIF Global Value Equity                                  -18.86%    -1.96%        1.05%
Van Kampen UIF U.S. Mid Cap Core(8)                                 -29.80%    -0.86%        4.80%
Van Kampen UIF Value                                                -24.05%    -3.14%        0.18%
Franklin Small Cap - Class 2(1)(11)                                 -30.45%    -2.29%        3.84%
Franklin Technology Securities - Class 2(1)                         -45.37%      N/A        -37.11%
Mutual Shares Securities - Class 2(11)                              -13.91%     1.55%        4.07%
Templeton Developing Markets Securities - Class 2(1)(12)             -2.47%    -7.75%       -11.98%
Templeton Foreign Securities - Class 2(1)(12)                       -20.53%    -4.39%        5.33%


(1) Each of the Portfolios' Class 2 shares (12b-1 class) were first offered on 1/6/99, except for Franklin Technology Securities and Templeton Developing Markets Securities, which were first offered on 9/1/00 and 5/1/97, respectively. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolios' Class 1 shares (non-12b-1 class), adjusted to reflect the 12b-1 fees of the Portfolios' 12b-1 class shares.

(2) Each of the Portfolios' Service Class 2 shares (12b-1 class) were first offered on 1/12/00. For periods prior to this date, the performance shown is based on the historical performance of the Portfolios' Initial Class shares (non-12b-1 class), adjusted to reflect the 12b-1 fees of the Portfolios' 12b-1 class shares.

(3) Effective 5/1/03 the LSA Focused Equity Fund and the LSA Growth Equity Fund changed their names to LSA Equity Growth Fund and LSA Capital Growth Fund, respectively.

(4) Each of the Portfolios Service Class shares (12b-1 class) were first offered on 5/1/00. For periods prior to this date, the performance shown is based on the historical performance of the Portfolios' Initial Class shares (non-12b-1 class), adjusted to reflect the 12b-1 fees of the Portfolios' 12b-1 class shares

(5) Effective 5/1/03 the Oppenheimer Main Street Growth & Income Fund changed its name to Oppenheimer Main Street Fund.

(6) Each of the Portfolios Class IB shares (12b-1 class) commenced operation on 4/30/98, except for the Putnam Growth and Income Fund which commenced operations 4/6/98 and Putnam Research Fund which commenced operations 9/30/98. For periods prior to the inception of the Portfolios' Class IB shares (12b-1 class), the performance shown is based on the historical performance of the Portfolios' Class IA shares (non-12b-1 class), adjusted to reflect the 12b-1 fees of the Portfolios' 12b-1 class shares.

(7) Effective 5/1/03 the Putnam VT International Growth Fund changed its name to Putnam VT International Equity Fund.

(8) Effective 5/1/03 the Van Kampen UIF Mid Cap Value Portfolio changed its name to Van Kampen UIF U.S. Mid Cap Core Portfolio.

(9) Effective 9/30/02, the AIM V.I. Core Equity Fund changed its investment objectives from growth of capital with a secondary objective of current income to growth of capital. Performance shown for the AIM V.I. Core Equity Sub-Account is based on the performance of the Portfolio, which reflects the investment policies of the Portfolio in effect during the periods shown.

(10) Effective May 1, 2001, the MFS Growth with Income Series changed its name to MFS Investors Trust Series to reflect changes in its investment policies. Performance shown for the MFS Investors Trust Series Sub-Account is based on performance of the Portfolio, which reflects the investment policies of the Portfolio in effect during the periods shown.

(11)The adjusted historical performance figures for the Franklin Small Cap (Class 2) and Mutual Shares Securities (Class 2) Variable Sub-Accounts are based on the historical performance of the Franklin Small Cap (Class 2) and Mutual Shares Securities (Class 2) Portfolio, respectively. These figures do not reflect the performance of predecessor Variable Sub-Accounts prior to May 1, 2000.

(12) The adjusted historical performance figures for the Templeton Global Income Securities (Class 2), and Templeton Growth Securities (Class 2) Variable Sub-Accounts are based on the historical performance of the Templeton Global Income Securities (Class 2), and Templeton Growth Securities (Class 2) Portfolios, respectively. These figures do not reflect the performance of predecessor Variable Sub-Accounts prior to May 1, 2000.





ADJUSTED HISTORICAL TOTAL RETURNS METHOD 2

Set out below are the adjusted historical total returns method 2 for each Variable Sub-Account since the corresponding Portfolio's inception through December 31, 2002.


The inception dates of the Portfolios are listed under "Adjusted Historical Method 1"



(Without the Enhanced  Death  Benefit  Rider,  the Income  Benefit  Rider or the
Enhanced Earnings Death Benefit Rider)
                                                                               5 Year     10 Year or
Variable Sub-Account                                                 1 Year             Since Inception
AIM V.I. Aggressive Growth                                          -30.69%      N/A        -6.63%
AIM V.I. Balanced                                                   -25.21%      N/A        -3.90%
AIM V.I. Capital Appreciation                                       -32.36%    -4.78%        5.68%
AIM V.I. Core Equity (9)                                            -23.71%    -3.43%        6.20%
AIM V.I. Dent Demographic Trends                                    -40.09%      N/A        -32.91%
AIM V.I. Diversified Income                                          -6.10%    -0.81%        3.13%
AIM V.I. Growth                                                     -38.87%    -10.76%       2.21%
AIM V.I. International Growth                                       -23.80%    -5.76%        2.66%
AIM V.I. Premier Equity                                             -38.17%    -4.72%        6.19%
Dreyfus Socially Responsible Growth                                 -36.88%    -6.38%        4.92%
Dreyfus Stock Index                                                 -30.39%    -3.43%        7.24%
Dreyfus VIF - Growth & Income                                       -33.31%    -4.84%        6.74%
Dreyfus VIF - Money Market                                           -6.92%     1.77%        2.80%
Fidelity VIP Asset Manager: Growth - Service Class 2(2)             -23.95%    -4.37%        4.76%
Fidelity VIP Contrafund - Service Class 2(2)                        -17.82%     1.02%       10.10%
Fidelity VIP Equity-Income - Service Class 2(2)                     -25.26%    -2.45%        7.82%
Fidelity VIP Growth - Service Class 2(2)                            -38.21%    -3.13%        6.49%
Fidelity VIP High Income - Service Class 2(2)                        -5.11%    -9.00%        1.58%
LSA Diversified Mid-Cap                                             -27.32%      N/A        -20.75%
Putnam Health Sciences(6)                                           -28.40%      N/A        -4.26%
Van Kampen UIF U.S. Real Estate                                      -9.14%     1.95%        4.46%
Goldman Sachs VIT CORE Small Cap Equity                             -23.11%      N/A        -3.56%
Goldman Sachs VIT CORE U.S. Equity                                  -29.93%      N/A        -5.32%
LSA Equity Growth (3)                                               -37.73%      N/A        -17.25%
LSA Capital Growth (3)                                              -32.37%      N/A        -13.60%
MFS Emerging Growth - Service Class(4)                              -41.44%    -6.50%        2.37%
MFS Investors Trust - Service Class(4)(10)                          -29.20%    -5.85%        3.38%
MFS New Discovery - Service Class(4)                                -39.69%      N/A        -0.72%
MFS Research - Service Class(4)                                     -32.72%    -6.89%        1.69%
MFS Utilities - Service Class(4)                                    -30.92%    -4.61%        6.29%
Oppenheimer Aggressive Growth                                       -35.74%    -4.41%        5.02%
Oppenheimer Capital Appreciation                                    -34.82%    -0.11%        8.47%
Oppenheimer Global Securities                                       -30.17%     3.05%       10.21%
Oppenheimer Main Street(5)                                          -26.88%    -5.81%        6.79%
Oppenheimer Strategic Bond                                           -1.03%     1.71%        4.16%
Putnam Growth and Income (6)                                        -27.07%    -3.36%        6.81%
Putnam Growth Opportunities(6)                                      -37.41%      N/A        -34.77%
Putnam International Equity(6) (7)                                  -25.77%    -0.11%        2.23%
Putnam New Value (6)                                                -23.73%     0.14%        2.68%
Putnam Research (6)                                                 -30.24%      N/A        -4.28%
Van Kampen UIF Core Plus Fixed Income                                -1.14%     4.72%        5.34%
Van Kampen UIF Global Value Equity                                  -24.98%    -2.13%        1.12%
Van Kampen UIF U.S. Mid Cap Core(8)                                 -35.97%    -1.00%        4.96%
Van Kampen UIF Value                                                -30.19%    -3.33%        0.23%
Franklin Small Cap - Class 2(1)(11)                                 -36.62%    -2.49%        4.30%
Franklin Technology Securities - Class 2(1)                         -51.61%      N/A        -42.16%
Mutual Shares Securities - Class 2(11)                              -20.00%     1.53%        4.42%
Templeton Developing Markets Securities - Class 2(1)(12)             -8.51%    -8.12%       -12.09%
Templeton Foreign Securities - Class 2(1)(12)                       -26.65%    -4.67%        6.01%




(With the Enhanced  Death  Benefit  Rider or the Income Benefit Rider)
Enhanced Earnings Death Benefit Rider)
                                                                               5 Year     10 Year or
Variable Sub-Account                                                 1 Year             Since Inception
AIM V.I. Aggressive Growth                                          -30.88%      N/A        -6.88%
AIM V.I. Balanced                                                   -25.41%      N/A        -4.16%
AIM V.I. Capital Appreciation(9)                                    -32.54%    -5.03%        5.41%
AIM V.I. Core Equity                                                -23.92%    -3.68%        5.93%
AIM V.I. Dent Demographic Trends                                    -40.25%      N/A        -33.11%
AIM V.I. Diversified Income                                          -6.35%    -1.07%        2.87%
AIM V.I. Growth                                                     -39.04%    -11.00%       1.95%
AIM V.I. International Growth                                       -24.01%    -6.01%        2.40%
AIM V.I. Premier Equity                                             -38.34%    -4.97%        5.92%
Dreyfus Socially Responsible Growth                                 -37.05%    -6.63%        4.66%
Dreyfus Stock Index                                                 -30.58%    -3.68%        6.98%
Dreyfus VIF - Growth & Income                                       -33.50%    -5.09%        6.48%
Dreyfus VIF - Money Market                                           -7.17%     1.51%        2.55%
Fidelity VIP Asset Manager: Growth - Service Class 2(2)             -24.16%    -4.62%        4.49%
Fidelity VIP Contrafund - Service Class 2(2)                        -18.05%     0.76%        9.82%
Fidelity VIP Equity-Income - Service Class 2(2)                     -25.46%    -2.71%        7.55%
Fidelity VIP Growth - Service Class 2(2)                            -38.38%    -3.39%        6.22%
Fidelity VIP High Income - Service Class 2(2)                        -5.37%    -9.24%        1.33%
LSA Diversified Mid-Cap                                             -27.52%      N/A        -20.97%
Putnam Health Sciences(6)                                           -28.60%      N/A        -4.51%
Van Kampen UIF U.S. Real Estate                                      -9.38%     1.68%        4.19%
Goldman Sachs VIT CORE Small Cap Equity                             -23.32%      N/A        -3.81%
Goldman Sachs VIT CORE U.S. Equity                                  -30.12%      N/A        -5.58%
LSA Equity Growth (3)                                               -37.91%      N/A        -17.48%
LSA Capital Growth (3)                                              -32.56%      N/A        -13.84%
MFS Emerging Growth - Service Class(4)                              -41.60%    -6.75%        2.11%
MFS Investors Trust - Service Class(4)(10)                          -29.40%    -6.10%        3.11%
MFS New Discovery - Service Class(4)                                -39.86%      N/A        -0.98%
MFS Research - Service Class(4)                                     -32.90%    -7.14%        1.43%
MFS Utilities - Service Class(4)                                    -31.11%    -4.86%        6.02%
Oppenheimer Aggressive Growth                                       -35.92%    -4.66%        4.76%
Oppenheimer Capital Appreciation                                    -35.00%    -0.37%        8.20%
Oppenheimer Global Securities                                       -30.36%     2.78%        9.94%
Oppenheimer Main Street(5)                                          -27.08%    -6.06%        6.52%
Oppenheimer Strategic Bond                                           -1.29%     1.45%        3.90%
Putnam Growth and Income (6)                                        -27.27%    -3.62%        6.54%
Putnam Growth Opportunities(6)                                      -37.59%      N/A        -34.98%
Putnam International Equity(6) (7)                                  -25.97%    -0.37%        1.97%
Putnam New Value (6)                                                -23.94%    -0.12%        2.41%
Putnam Research (6)                                                 -30.43%      N/A        -4.54%
Van Kampen UIF Core Plus Fixed Income                                -1.41%     4.45%        5.07%
Van Kampen UIF Global Value Equity                                  -25.18%    -2.38%        0.86%
Van Kampen UIF U.S. Mid Cap Core(8)                                 -36.15%    -1.26%        4.69%
Van Kampen UIF Value                                                -30.38%    -3.59%       -0.03%
Franklin Small Cap - Class 2(1)(11)                                 -36.80%    -2.75%        4.04%
Franklin Technology Securities - Class 2(1)                         -51.75%      N/A        -42.35%
Mutual Shares Securities - Class 2(11)                              -20.22%     1.27%        4.15%
Templeton Developing Markets Securities - Class 2(1)(12)             -8.75%    -8.37%       -12.33%
Templeton Foreign Securities - Class 2(1)(12)                       -26.85%    -4.92%        5.75%





(With the Enhanced Death Benefit Rider and Income Benefit Rider)
                                                                               5 Year     10 Year or
Variable Sub-Account                                                 1 Year             Since Inception
AIM V.I. Aggressive Growth                                          -31.07%      N/A        -7.13%
AIM V.I. Balanced                                                   -25.62%      N/A        -4.41%
AIM V.I. Capital Appreciation                                       -32.73%    -5.29%        5.15%
AIM V.I. Core Equity (9)                                            -24.13%    -3.93%        5.67%
AIM V.I. Dent Demographic Trends                                    -40.42%      N/A        -33.32%
AIM V.I. Diversified Income                                          -6.60%    -1.33%        2.61%
AIM V.I. Growth                                                     -39.21%    -11.24%       1.70%
AIM V.I. International Growth                                       -24.22%    -6.26%        2.14%
AIM V.I. Premier Equity                                             -38.52%    -5.22%        5.66%
Dreyfus Socially Responsible Growth                                 -37.23%    -6.87%        4.39%
Dreyfus Stock Index                                                 -30.78%    -3.94%        6.71%
Dreyfus VIF - Growth & Income                                       -33.68%    -5.34%        6.21%
Dreyfus VIF - Money Market                                           -7.42%     1.24%        2.29%
Fidelity VIP Asset Manager: Growth - Service Class 2(2)             -24.37%    -4.87%        4.23%
Fidelity VIP Contrafund - Service Class 2(2)                        -18.27%     0.50%        9.54%
Fidelity VIP Equity-Income - Service Class 2(2)                     -25.67%    -2.96%        7.28%
Fidelity VIP Growth - Service Class 2(2)                            -38.55%    -3.64%        5.95%
Fidelity VIP High Income - Service Class 2(2)                        -5.62%    -9.49%        1.07%
LSA Diversified Mid-Cap                                             -27.72%      N/A        -21.18%
Putnam Health Sciences(6)                                           -28.79%      N/A        -4.76%
Van Kampen UIF U.S. Real Estate                                      -9.62%     1.42%        3.92%
Goldman Sachs VIT CORE Small Cap Equity                             -23.53%      N/A        -4.07%
Goldman Sachs VIT CORE U.S. Equity                                  -30.32%      N/A        -5.83%
LSA Equity Growth (3)                                               -38.08%      N/A        -17.71%
LSA Capital Growth (3)                                              -32.74%      N/A        -14.07%
MFS Emerging Growth - Service Class(4)                              -41.77%    -7.00%        1.84%
MFS Investors Trust - Service Class(4)(10)                          -29.59%    -6.35%        2.85%
MFS New Discovery - Service Class(4)                                -40.03%      N/A        -1.24%
MFS Research - Service Class(4)                                     -33.09%    -7.39%        1.17%
MFS Utilities - Service Class(4)                                    -31.30%    -5.11%        5.75%
Oppenheimer Aggressive Growth                                       -36.10%    -4.91%        4.49%
Oppenheimer Capital Appreciation                                    -35.18%    -0.63%        7.93%
Oppenheimer Global Securities                                       -30.55%     2.51%        9.66%
Oppenheimer Main Street(5)                                          -27.28%    -6.31%        6.25%
Oppenheimer Strategic Bond                                           -1.56%     1.18%        3.64%
Putnam Growth and Income (6)                                        -27.47%    -3.87%        6.28%
Putnam Growth Opportunities(6)                                      -37.76%      N/A        -35.18%
Putnam International Equity(6) (7)                                  -26.17%    -0.63%        1.70%
Putnam New Value (6)                                                -24.15%    -0.38%        2.14%
Putnam Research (6)                                                 -30.62%      N/A        -4.79%
Van Kampen UIF Core Plus Fixed Income                                -1.67%     4.18%        4.80%
Van Kampen UIF Global Value Equity                                  -25.39%    -2.64%        0.60%
Van Kampen UIF U.S. Mid Cap Core(8)                                 -36.32%    -1.52%        4.42%
Van Kampen UIF Value                                                -30.57%    -3.84%       -0.29%
Franklin Small Cap - Class 2(1)(11)                                 -36.97%    -3.00%        3.77%
Franklin Technology Securities - Class 2(1)                         -51.89%      N/A        -42.53%
Mutual Shares Securities - Class 2(11)                              -20.43%     1.00%        3.88%
Templeton Developing Markets Securities - Class 2(1)(12)             -9.00%    -8.61%       -12.57%
Templeton Foreign Securities - Class 2(1)(12)                       -27.05%    -5.17%        5.49%




(With Enhanced Earnings Death Benefit)
                                                                               5 Year     10 Year or
Variable Sub-Account                                                 1 Year             Since Inception
AIM V.I. Aggressive Growth                                          -31.04%      N/A        -6.99%
AIM V.I. Balanced                                                   -25.56%      N/A        -4.25%
AIM V.I. Capital Appreciation(9)                                    -32.71%    -5.08%        5.47%
AIM V.I. Core Equity                                                -24.06%    -3.73%        5.98%
AIM V.I. Dent Demographic Trends                                    -40.44%      N/A        -33.56%
AIM V.I. Diversified Income                                          -6.45%    -1.18%        2.82%
AIM V.I. Growth                                                     -39.22%    -11.08%       1.98%
AIM V.I. International Growth                                       -24.15%    -6.09%        2.41%
AIM V.I. Premier Equity                                             -38.52%    -5.01%        5.98%
Dreyfus Socially Responsible Growth                                 -37.23%    -6.68%        4.68%
Dreyfus Stock Index                                                 -30.74%    -3.73%        7.04%
Dreyfus VIF - Growth & Income                                       -33.66%    -5.17%        6.53%
Dreyfus VIF - Money Market                                           -7.27%     1.43%        2.49%
Fidelity VIP Asset Manager: Growth - Service Class 2(2)             -24.30%    -4.70%        4.53%
Fidelity VIP Contrafund - Service Class 2(2)                        -18.17%     0.74%        9.91%
Fidelity VIP Equity-Income - Service Class 2(2)                     -25.61%    -2.78%        7.62%
Fidelity VIP Growth - Service Class 2(2)                            -38.56%    -3.40%        6.29%
Fidelity VIP High Income - Service Class 2(2)                        -5.46%    -9.44%        1.32%
LSA Diversified Mid-Cap                                             -27.67%      N/A        -21.25%
Putnam Health Sciences(6)                                           -28.75%      N/A        -4.61%
Van Kampen UIF U.S. Real Estate                                      -9.49%     1.58%        4.13%
Goldman Sachs VIT CORE Small Cap Equity                             -23.46%      N/A        -3.94%
Goldman Sachs VIT CORE U.S. Equity                                  -30.28%      N/A        -5.66%
LSA Equity Growth (3)                                               -38.08%      N/A        -17.71%
LSA Capital Growth (3)                                              -32.72%      N/A        -14.04%
MFS Emerging Growth - Service Class(4)                              -41.79%    -6.78%        2.13%
MFS Investors Trust - Service Class(4)(10)                          -29.55%    -6.18%        3.11%
MFS New Discovery - Service Class(4)                                -40.04%      N/A        -1.02%
MFS Research - Service Class(4)                                     -33.07%    -7.22%        1.43%
MFS Utilities - Service Class(4)                                    -31.27%    -4.92%        6.09%
Oppenheimer Aggressive Growth                                       -36.09%    -4.69%        4.81%
Oppenheimer Capital Appreciation                                    -35.17%    -0.38%        8.27%
Oppenheimer Global Securities                                       -30.52%     2.79%       10.04%
Oppenheimer Main Street(5)                                          -27.23%    -6.16%        6.57%
Oppenheimer Strategic Bond                                           -1.38%     1.36%        3.85%
Putnam Growth and Income (6)                                        -27.42%    -3.70%        6.60%
Putnam Growth Opportunities(6)                                      -37.76%      N/A        -35.37%
Putnam International Equity(6) (7)                                  -26.12%    -0.39%        1.97%
Putnam New Value (6)                                                -24.08%    -0.19%        2.38%
Putnam Research (6)                                                 -30.59%      N/A        -4.64%
Van Kampen UIF Core Plus Fixed Income                                -1.49%     4.38%        5.02%
Van Kampen UIF Global Value Equity                                  -25.33%    -2.45%        0.83%
Van Kampen UIF U.S. Mid Cap Core(8)                                 -36.32%    -1.29%        4.73%
Van Kampen UIF Value                                                -30.54%    -3.69%       -0.07%
Franklin Small Cap - Class 2(1)(11)                                 -36.97%    -2.78%        4.03%
Franklin Technology Securities - Class 2(1)                         -51.96%      N/A        -42.79%
Mutual Shares Securities - Class 2(11)                              -20.35%     1.20%        4.08%
Templeton Developing Markets Securities - Class 2(1)(12)             -8.86%    -8.56%       -12.71%
Templeton Foreign Securities - Class 2(1)(12)                       -27.00%    -5.00%        5.82%


(With the Enhanced  Earnings Death Benefit Rider, and the Enhanced Death Benefit
Rider or the Income Benefit Rider)

                                                                               5 Year     10 Year or
Variable Sub-Account                                                 1 Year             Since Inception
AIM V.I. Aggressive Growth                                          -31.23%      N/A        -7.24%
AIM V.I. Balanced                                                   -25.76%      N/A        -4.51%
AIM V.I. Capital Appreciation                                       -32.89%    -5.34%        5.20%
AIM V.I. Core Equity (9)                                            -24.27%    -3.98%        5.71%
AIM V.I. Dent Demographic Trends                                    -40.60%      N/A        -33.77%
AIM V.I. Diversified Income                                          -6.70%    -1.44%        2.56%
AIM V.I. Growth                                                     -39.39%    -11.33%       1.73%
AIM V.I. International Growth                                       -24.36%    -6.34%        2.15%
AIM V.I. Premier Equity                                             -38.69%    -5.26%        5.71%
Dreyfus Socially Responsible Growth                                 -37.40%    -6.93%        4.42%
Dreyfus Stock Index                                                 -30.93%    -3.98%        6.77%
Dreyfus VIF - Growth & Income                                       -33.85%    -5.42%        6.26%
Dreyfus VIF - Money Market                                           -7.52%     1.16%        2.23%
Fidelity VIP Asset Manager: Growth - Service Class 2(2)             -24.51%    -4.96%        4.26%
Fidelity VIP Contrafund - Service Class 2(2)                        -18.40%     0.47%        9.63%
Fidelity VIP Equity-Income - Service Class 2(2)                     -25.81%    -3.04%        7.35%
Fidelity VIP Growth - Service Class 2(2)                            -38.73%    -3.66%        6.02%
Fidelity VIP High Income - Service Class 2(2)                        -5.72%    -9.69%        1.06%
LSA Diversified Mid-Cap                                             -27.87%      N/A        -21.47%
Putnam Health Sciences(6)                                           -28.95%      N/A        -4.87%
Van Kampen UIF U.S. Real Estate                                      -9.73%     1.31%        3.86%
Goldman Sachs VIT CORE Small Cap Equity                             -23.67%      N/A        -4.20%
Goldman Sachs VIT CORE U.S. Equity                                  -30.47%      N/A        -5.91%
LSA Equity Growth (3)                                               -38.26%      N/A        -17.94%
LSA Capital Growth (3)                                              -32.91%      N/A        -14.28%
MFS Emerging Growth - Service Class(4)                              -41.95%    -7.03%        1.87%
MFS Investors Trust - Service Class(4)(10)                          -29.75%    -6.43%        2.84%
MFS New Discovery - Service Class(4)                                -40.21%      N/A        -1.28%
MFS Research - Service Class(4)                                     -33.25%    -7.46%        1.17%
MFS Utilities - Service Class(4)                                    -31.46%    -5.17%        5.82%
Oppenheimer Aggressive Growth                                       -36.27%    -4.95%        4.55%
Oppenheimer Capital Appreciation                                    -35.35%    -0.64%        7.99%
Oppenheimer Global Securities                                       -30.71%     2.52%        9.76%
Oppenheimer Main Street(5)                                          -27.43%    -6.41%        6.30%
Oppenheimer Strategic Bond                                           -1.64%     1.09%        3.58%
Putnam Growth and Income (6)                                        -27.62%    -3.95%        6.33%
Putnam Growth Opportunities(6)                                      -37.94%      N/A        -35.57%
Putnam International Equity(6) (7)                                  -26.32%    -0.65%        1.71%
Putnam New Value (6)                                                -24.29%    -0.45%        2.11%
Putnam Research (6)                                                 -30.78%      N/A        -4.89%
Van Kampen UIF Core Plus Fixed Income                                -1.76%     4.11%        4.75%
Van Kampen UIF Global Value Equity                                  -25.53%    -2.71%        0.57%
Van Kampen UIF U.S. Mid Cap Core(8)                                 -36.50%    -1.55%        4.46%
Van Kampen UIF Value                                                -30.73%    -3.95%       -0.34%
Franklin Small Cap - Class 2(1)(11)                                 -37.15%    -3.04%        3.77%
Franklin Technology Securities - Class 2(1)                         -52.10%      N/A        -42.98%
Mutual Shares Securities - Class 2(11)                              -20.57%     0.94%        3.81%
Templeton Developing Markets Securities - Class 2(1)(12)             -9.10%    -8.80%       -12.95%
Templeton Foreign Securities - Class 2(1)(12)                       -27.20%    -5.25%        5.55%


(With  Income  Benefit,  Enhanced  Death  Benefit and  Enhanced  Earnings  Death
Benefit)

                                                                                       0 Year or Since
Variable Sub-Account                                              1 Year     5 Year   1   Inception
AIM V.I. Aggressive Growth                                        -31.42%      N/A         -7.49%
AIM V.I. Balanced                                                 -25.97%      N/A         -4.77%
AIM V.I. Capital Appreciation                                     -33.08%    -5.59%         4.94%
AIM V.I. Core Equity (9)                                          -24.48%    -4.24%         5.44%
AIM V.I. Dent Demographic Trends                                  -40.77%      N/A         -33.97%
AIM V.I. Diversified Income                                       -6.95%     -1.70%         2.30%
AIM V.I. Growth                                                   -39.56%    -11.57%        1.47%
AIM V.I. International Growth                                     -24.57%    -6.59%         1.89%
AIM V.I. Premier Equity                                           -38.87%    -5.51%         5.45%
Dreyfus Socially Responsible Growth                               -37.58%    -7.18%         4.16%
Dreyfus Stock Index                                               -31.13%    -4.24%         6.50%
Dreyfus VIF - Growth & Income                                     -34.03%    -5.67%         6.00%
Dreyfus VIF - Money Market                                        -7.77%      0.90%         1.97%
Fidelity VIP Asset Manager: Growth - Service Class 2(2)           -24.72%    -5.21%         4.00%
Fidelity VIP Contrafund - Service Class 2(2)                      -18.62%     0.21%         9.35%
Fidelity VIP Equity-Income - Service Class 2(2)                   -26.02%    -3.30%         7.07%
Fidelity VIP Growth - Service Class 2(2)                          -38.90%    -3.92%         5.75%
Fidelity VIP High Income - Service Class 2(2)                     -5.97%     -9.93%         0.80%
LSA Diversified Mid-Cap                                           -28.07%      N/A         -21.68%
Putnam Health Sciences(6)                                         -29.14%      N/A         -5.13%
Van Kampen UIF U.S. Real Estate                                   -9.97%      1.04%         3.59%
Goldman Sachs VIT CORE Small Cap Equity                           -23.88%      N/A         -4.45%
Goldman Sachs VIT CORE U.S. Equity                                -30.67%      N/A         -6.17%
LSA Equity Growth (3)                                             -38.43%      N/A         -18.17%
LSA Capital Growth (3)                                            -33.09%      N/A         -14.52%
MFS Emerging Growth - Service Class(4)                            -42.12%    -7.28%         1.61%
MFS Investors Trust - Service Class(4)(10)                        -29.94%    -6.68%         2.58%
MFS New Discovery - Service Class(4)                              -40.38%      N/A         -1.55%
MFS Research - Service Class(4)                                   -33.44%    -7.71%         0.91%
MFS Utilities - Service Class(4)                                  -31.65%    -5.43%         5.55%
Oppenheimer Aggressive Growth                                     -36.45%    -5.20%         4.29%
Oppenheimer Capital Appreciation                                  -35.53%    -0.91%         7.72%
Oppenheimer Global Securities                                     -30.90%     2.25%         9.48%
Oppenheimer Main Street(5)                                        -27.63%    -6.66%         6.03%
Oppenheimer Strategic Bond                                        -1.91%      0.82%         3.32%
Putnam Growth and Income (6)                                      -27.82%    -4.21%         6.06%
Putnam Growth Opportunities(6)                                    -38.11%      N/A         -35.78%
Putnam International Equity(6) (7)                                -26.52%    -0.91%         1.44%
Putnam New Value (6)                                              -24.50%    -0.71%         1.84%
Putnam Research (6)                                               -30.97%      N/A         -5.15%
Van Kampen UIF Core Plus Fixed Income                             -2.02%      3.84%         4.48%
Van Kampen UIF Global Value Equity                                -25.74%    -2.97%         0.30%
Van Kampen UIF U.S. Mid Cap Core(8)                               -36.67%    -1.81%         4.18%
Van Kampen UIF Value                                              -30.92%    -4.20%        -0.60%
Franklin Small Cap - Class 2(1)(11)                               -37.32%    -3.30%         3.50%
Franklin Technology Securities - Class 2(1)                       -52.24%      N/A         -43.17%
Mutual Shares Securities - Class 2(11)                            -20.78%     0.67%         3.54%
Templeton Developing Markets Securities - Class 2(1)(12)          -9.35%     -9.05%        -13.19%
Templeton Foreign Securities - Class 2(1)(12)                     -27.40%    -5.50%         5.29%

(1) Each of the Portfolios' Class 2 shares (12b-1 class) were first offered on 1/6/99, except for Franklin Technology Securities and Templeton Developing Markets Securities, which were first offered on 9/1/00 and 5/1/97, respectively. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolios' Class 1 shares (non-12b-1 class), adjusted to reflect the 12b-1 fees of the Portfolios' 12b-1 class shares.

(2) Each of the Portfolios' Service Class 2 shares (12b-1 class) were first offered on 1/12/00. For periods prior to this date, the performance shown is based on the historical performance of the Portfolios' Initial Class shares (non-12b-1 class), adjusted to reflect the 12b-1 fees of the Portfolios' 12b-1 class shares.

(3) Effective 5/1/03 the LSA Focused Equity Fund and the LSA Growth Equity Fund changed their names to LSA Equity Growth Fund and LSA Capital Growth Fund, respectively.

(4) Each of the Portfolios Service Class shares (12b-1 class) were first offered on 5/1/00. For periods prior to this date, the performance shown is based on the historical performance of the Portfolios' Initial Class shares (non-12b-1 class), adjusted to reflect the 12b-1 fees of the Portfolios' 12b-1 class shares

(5) Effective 5/1/03 the Oppenheimer Main Street Growth & Income Fund changed its name to Oppenheimer Main Street Fund.

(6) Each of the Portfolios Class IB shares (12b-1 class) commenced operation on 4/30/98, except for the Putnam Growth and Income Fund which commenced operations 4/6/98 and Putnam Research Fund which commenced operations 9/30/98. For periods prior to the inception of the Portfolios' Class IB shares (12b-1 class), the performance shown is based on the historical performance of the Portfolios' Class IA shares (non-12b-1 class), adjusted to reflect the 12b-1 fees of the Portfolios' 12b-1 class shares.

(7) Effective 5/1/03 the Putnam VT International Growth Fund changed its name to Putnam VT International Equity Fund.

(8) Effective 5/1/03 the Van Kampen UIF Mid Cap Value Portfolio changed its name to Van Kampen UIF U.S. Mid Cap Core Portfolio.

(9) Effective 9/30/02, the AIM V.I. Core Equity Fund changed its investment objectives from growth of capital with a secondary objective of current income to growth of capital. Performance shown for the AIM V.I. Core Equity Sub-Account is based on the performance of the Portfolio, which reflects the investment policies of the Portfolio in effect during the periods shown.

(10) Effective May 1, 2001, the MFS Growth with Income Series changed its name to MFS Investors Trust Series to reflect changes in its investment policies. Performance shown for the MFS Investors Trust Series Sub-Account is based on performance of the Portfolio, which reflects the investment policies of the Portfolio in effect during the periods shown.

(11)The adjusted historical performance figures for the Franklin Small Cap (Class 2) and Mutual Shares Securities (Class 2) Variable Sub-Accounts are based on the historical performance of the Franklin Small Cap (Class 2) and Mutual Shares Securities (Class 2) Portfolio, respectively. These figures do not reflect the performance of predecessor Variable Sub-Accounts prior to May 1, 2000.

(12) The adjusted historical performance figures for the Templeton Global Income Securities (Class 2), and Templeton Growth Securities (Class 2) Variable Sub-Accounts are based on the historical performance of the Templeton Global Income Securities (Class 2), and Templeton Growth Securities (Class 2) Portfolios, respectively. These figures do not reflect the performance of predecessor Variable Sub-Accounts prior to May 1, 2000.





FINANCIAL STATEMENTS

The financial statements of the Variable Account as of December 31, 2002 and for each of the periods in the two year period then ended, the financial statements of Glenbrook as of December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002, and the related financial statement schedule and the accompanying Independent Auditors' Reports appear in the pages that follow. The financial statements and financial statement schedule of Glenbrook included herein should be considered only as bearing upon the ability of Glenbrook to meet its obligations under the Contracts.

INDEPENDENT AUDITORS' REPORT

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF
GLENBROOK LIFE AND ANNUITY COMPANY:

We have audited the accompanying Statements of Financial Position of Glenbrook Life and Annuity Company (the "Company", an affiliate of The Allstate Corporation) as of December 31, 2002 and 2001, and the related Statements of Operations and Comprehensive Income, Shareholder's Equity and Cash Flows for each of the three years in the period ended December 31, 2002. Our audits also included Schedule IV - Reinsurance. These financial statements and financial statement schedule are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedule based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2002 and 2001, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2002 in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, Schedule IV - Reinsurance, when considered in relation to the basic financial statements taken as a whole, presents fairly, in all material respects, the information set forth therein.


/s/ Deloitte & Touche LLP

Chicago, Illinois
February 5, 2003

                       GLENBROOK LIFE AND ANNUITY COMPANY
                STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

                                                                    YEAR ENDED DECEMBER 31,
                                                            ---------------------------------------
(IN THOUSANDS)                                                 2002          2001          2000
                                                            ----------    ----------    -----------
REVENUES
Net investment income                                       $   10,335    $   10,715    $    10,808
Realized capital gains and losses                               (1,984)          435            419
                                                            ----------    ----------    -----------

INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE                 8,351        11,150         11,227
Income tax expense                                               2,839         3,896          3,925
                                                            ----------    ----------    -----------

NET INCOME                                                       5,512         7,254          7,302
                                                            ----------    ----------    -----------

OTHER COMPREHENSIVE INCOME, AFTER-TAX
Change in unrealized net capital gains and losses                5,088         1,633          3,603
                                                            ----------    ----------    -----------

COMPREHENSIVE INCOME                                        $   10,600    $    8,887    $    10,905
                                                            ==========    ==========    ===========

                       See notes to financial statements.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                        STATEMENTS OF FINANCIAL POSITION

                                                                                              DECEMBER 31,
                                                                                      ---------------------------

                                                                                          2002           2001
                                                                                      ------------    -----------
(IN THOUSANDS, EXCEPT PAR VALUE DATA)

ASSETS
Investments
   Fixed income securities, at fair value (amortized cost $158,963 and $154,154)      $    173,611    $   160,974
   Short-term                                                                                2,778          6,592
                                                                                      ------------    -----------
      Total investments                                                                    176,389        167,566

Cash                                                                                         1,235              -
Reinsurance recoverable from Allstate Life Insurance Company, net                        6,203,516      5,378,036
Other assets                                                                                 3,388          3,404
Current income taxes receivable                                                                 20              -
Receivable from affiliates, net                                                              5,680              -
Separate Accounts                                                                        1,155,112      1,547,953
                                                                                      ------------    -----------
        TOTAL ASSETS                                                                  $  7,545,340    $ 7,096,959
                                                                                      ============    ===========
LIABILITIES
Contractholder funds                                                                  $  6,195,649    $ 5,370,475
Reserve for life-contingent contract benefits                                                7,867          7,561
Current income taxes payable                                                                     -          3,844
Deferred income taxes                                                                        4,629          2,610
Other liabilities and accrued expenses                                                       9,165              -
Payable to affiliates, net                                                                       -          2,198
Separate Accounts                                                                        1,155,112      1,547,953
                                                                                      ------------    -----------
        TOTAL LIABILITIES                                                                7,372,422      6,934,641
                                                                                      ------------    -----------
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 8)

SHAREHOLDER'S EQUITY
Common stock, $500 par value, 10,000 shares authorized, 5,000 shares issued and
   outstanding                                                                               2,500           2,500
Additional capital paid-in                                                                 119,241         119,241
Retained income                                                                             41,656          36,144
Accumulated other comprehensive income:
   Unrealized net capital gains and losses                                                   9,521           4,433
                                                                                      ------------     -----------
        Total accumulated other comprehensive income                                         9,521           4,433
                                                                                      ------------     -----------
        TOTAL SHAREHOLDER'S EQUITY                                                         172,918         162,318
                                                                                      ------------     -----------
        TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                                    $  7,545,340     $ 7,096,959
                                                                                      ============     ===========

                       See notes to financial statements.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                       STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                                YEAR ENDED DECEMBER 31,
                                                                      -----------------------------------------
(IN THOUSANDS)                                                            2002          2001           2000
                                                                      ------------  ------------    -----------
COMMON STOCK                                                          $      2,500         2,500    $     2,500
                                                                      ------------  ------------    -----------

ADDITIONAL CAPITAL PAID-IN                                                 119,241       119,241        119,241
                                                                      ------------  ------------    -----------

RETAINED INCOME
Balance, beginning of year                                                  36,144        28,890         21,588
Net income                                                                   5,512         7,254          7,302
                                                                      ------------  ------------    -----------
Balance, end of year                                                        41,656        36,144         28,890
                                                                      ------------  ------------    -----------

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

Balance, beginning of year                                                   4,433         2,800           (803)
Change in unrealized net capital gains and losses                            5,088         1,633          3,603
                                                                      ------------  ------------    -----------
Balance, end of year                                                         9,521         4,433          2,800
                                                                      ------------  ------------    -----------

TOTAL SHAREHOLDER'S EQUITY                                            $    172,918  $    162,318    $   153,431
                                                                      ============  ============    ===========

                       See notes to financial statements.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                            STATEMENTS OF CASH FLOWS

                                                                                 YEAR ENDED DECEMBER 31,
                                                                        ---------------------------------------
(IN THOUSANDS)                                                              2002          2001          2000
                                                                        -----------    ---------    -----------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                              $     5,512    $   7,254    $     7,302
Adjustments to reconcile net income to net cash provided by
      operating activities:
          Amortization and other non-cash items                                  (6)         (77)          (468)
          Realized capital gains and losses                                   1,984         (435)          (419)
          Changes in:
             Income taxes                                                    (4,585)           4          1,563
             Receivable/payable to affiliates, net                           (7,878)      (2,903)           979
             Other operating assets and liabilities                           9,181       (1,491)          (725)
                                                                        -----------    ---------    -----------
                Net cash provided by operating activities                     4,208        2,352          8,232
                                                                        -----------    ---------    -----------

CASH FLOWS FROM INVESTING ACTIVITIES
Fixed income securities
          Proceeds from sales                                                 4,885       14,535         20,682
          Investment collections                                             18,720        9,553          3,163
          Investments purchases                                             (30,392)     (36,433)       (68,967)
Change in short-term investments, net                                         3,814       (3,507)        50,381
                                                                        -----------    ---------    -----------
                Net cash (used in) provided by investing activities          (2,973)     (15,852)         5,259
                                                                        -----------    ---------    -----------

NET INCREASE (DECREASE) IN CASH                                               1,235      (13,500)        13,491
CASH AT BEGINNING OF YEAR                                                         -       13,500              9
                                                                        -----------    ---------    -----------
CASH AT END OF YEAR                                                     $     1,235    $       -    $    13,500
                                                                        ===========    =========    ===========

                       See notes to financial statements.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS

1.   GENERAL

BASIS OF PRESENTATION

     The accompanying financial statements include the accounts of Glenbrook Life and Annuity Company ("Glenbrook Life" or the "Company"), a wholly owned subsidiary of Allstate Life Insurance Company ("ALIC"), which is wholly owned by Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

     To conform with the 2002 presentation, certain amounts in the prior years' financial statements and notes have been reclassified.

NATURE OF OPERATIONS

     Glenbrook Life, a single segment entity, markets a diversified group of products to meet customers' lifetime needs in the areas of financial protection and retirement solutions through financial services firms. These products include interest-sensitive life insurance, including single premium life insurance and variable life insurance; fixed annuities including market value adjusted annuities and equity-indexed annuities; and variable annuities. ALFS, Inc. ("ALFS") is the principal underwriter for certain Glenbrook Life products, such as variable annuities, variable life insurance and market value adjusted annuities. ALFS is a wholly owned subsidiary of ALIC and a registered broker-dealer under the Securities Exchange Act of 1934.

     The Company is authorized to sell life insurance and annuity products in all states except New York, as well as in the District of Columbia and Puerto Rico. The top geographic locations for premiums and deposits for the Company were California, Texas, Pennsylvania, Florida, Illinois, New Jersey, and Michigan for the year ended December 31, 2002. No other jurisdiction accounted for more than 5% of premiums and deposits. All premiums and deposits are ceded to ALIC under reinsurance agreements.

     The Company monitors economic and regulatory developments that have the potential to impact its business. Federal legislation has allowed banks and other financial organizations to have greater participation in the securities and insurance businesses. This legislation may present an increased level of competition for sales of the Company's products. Furthermore, state and federal laws and regulations affect the taxation of insurance companies and life insurance and annuity products. From time to time, Congress has considered proposals that, if enacted, could impose a greater tax burden on the Company or could have an adverse impact on the federal income tax treatment of some insurance products offered by the Company, including favorable policyholder tax treatment currently applicable to deferred annuities and life insurance, including interest-sensitive life insurance. Recent proposals to eliminate the double taxation of dividends and to permit the establishment of tax-free lifetime savings and retirement savings accounts could substantially reduce the tax-advantaged nature of many insurance products. If such proposals were to be adopted, they could have a material adverse effect on the Company's financial position or ability to sell such products and could result in the surrender of some existing contracts and policies. In addition, recent changes in the federal estate tax laws have negatively affected the demand for the types of life insurance used in estate planning.

     Although the Company currently benefits from agreements with financial services entities that market and distribute its products, change in control or other factors affecting these non-affiliated entities with which the Company has distribution agreements could negatively impact the Company's sales.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

     Fixed income securities include bonds, asset-backed and mortgage-backed securities. All fixed income securities are carried at fair value and may be sold prior to their contractual maturity ("available for sale"). The fair value of publicly traded fixed income securities is based on independent market quotations. The fair value of non-publicly traded securities, primarily privately placed corporate obligations, is based on either widely accepted pricing valuation models which utilize internally developed ratings and independent third party data (e.g., term structures and current publicly traded bond prices) as inputs or independent third party pricing sources. The valuation models use indicative information such as ratings, industry, coupon and maturity along with related third party data and publicly traded bond prices to determine security specific spreads. These spreads are then adjusted for illiquidity based on historical analysis and broker surveys. The difference between amortized cost and fair value, net of

                       GLENBROOK LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS

deferred income taxes, is reflected as a component of Accumulated other comprehensive income. Short-term investments are carried at cost or amortized cost, which approximates fair value.

     Investment income consists primarily of interest. Interest is recognized on an accrual basis. Interest income on mortgage-backed and asset-backed securities is determined using the effective yield method, based on estimated principal repayments. Accrual of income is suspended for fixed income securities that are in default or when the receipt of interest payments is in doubt.

     Realized capital gains and losses are determined on a specific identification basis. They include gains and losses on security dispositions and write-downs in value due to other than temporary declines in fair value.

     The Company writes down to fair value any fixed income security that is classified as other than temporarily impaired in the period the security is deemed to be other than temporarily impaired. Inherent in the Company's evaluation of a particular security are assumptions and estimates about the operations of the issuer and its future earnings potential. Some of the factors considered in evaluating whether a decline in fair value is other than temporary are: 1) the Company's ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value; 2) the recoverability of principal and interest; 3) the duration and extent to which the fair value has been less than amortized cost for fixed income securities; 4) the financial condition, near-term and long-term prospects of the issuer, including relevant industry conditions and trends, and implications of rating agency actions and offering prices; and 5) the specific reasons that a security is in a significant unrealized loss position, including market conditions which could affect access to liquidity.

RECOGNITION OF INSURANCE REVENUE AND RELATED BENEFITS AND INTEREST CREDITED

     Payout annuities with life contingencies provide insurance protection over a period that extends beyond the period during which premiums are collected. Gross premiums in excess of the net premium on payout annuities with life contingencies are deferred and recognized over the contract period. Contract benefits are recognized in relation to such revenues so as to result in the recognition of profits over the life of the contract.

     Interest-sensitive life insurance contracts are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and any amounts assessed against the contractholder account balance. Premiums from these contracts are reported as deposits to Contractholder funds. Contract charges consist of fees assessed against the contractholder account balance for cost of insurance (mortality risk), contract administration and early surrender. These revenues are recognized when levied against the contractholder account balance. Contract benefits include life-contingent benefit payments in excess of the contractholder account balance.

     Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, market value adjusted annuities, equity-indexed annuities and payout annuities without life contingencies are considered investment contracts. Deposits received for such contracts are reported as additions to Contractholder funds. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for contract administration and early surrender. These revenues are recognized when levied against the contractholder account balance.

     Interest credited to contractholder funds represents interest accrued or paid for interest-sensitive life insurance contracts and investment contracts. Crediting rates for fixed rate annuities and interest-sensitive life insurance contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed rates. Crediting rates for indexed annuities are based on an interest rate index, such as LIBOR or an equity index, such as the S&P 500.

     Separate Accounts products include variable annuities and variable life insurance. The assets supporting these products are legally segregated and available only to settle Separate Accounts contract obligations. Deposits received are reported as Separate Accounts liabilities. Contract charges for these products consist of fees assessed against the Separate Accounts account values for contract maintenance, administration, mortality, expense and

                       GLENBROOK LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS

early surrender. Contract benefits incurred include guaranteed minimum death benefits paid on variable annuity contracts.

REINSURANCE RECOVERABLE

     The Company has reinsurance agreements whereby substantially all contract charges, contract benefits, interest credited to contractholder funds and certain expenses are ceded to ALIC (see Note 3). These amounts are reflected net of such reinsurance in the Statements of Operations and Comprehensive Income. Reinsurance recoverable and the related Reserve for life-contingent contract benefits and Contractholder funds are reported separately in the Statements of Financial Position. The Company continues to have primary liability as the direct insurer for risks reinsured.

     Investment income earned on the assets which support Contractholder funds and the Reserve for life-contingent contract benefits is not included in the Company's financial statements as those assets are owned and managed by ALIC under terms of reinsurance agreements.

INCOME TAXES

     The income tax provision is calculated under the liability method and presented net of reinsurance. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are unrealized capital gains and losses on certain investments and differences in the tax bases of investments. A deferred tax asset valuation allowance is established when there is uncertainty that such assets would be realized.

SEPARATE ACCOUNTS

     The Company issues variable annuities and variable life insurance contracts, the assets and liabilities of which are legally segregated and recorded as assets and liabilities of the Separate Accounts. The assets of the Separate Accounts are carried at fair value. Separate Accounts liabilities represent the contractholders' claims to the related assets and are carried at the fair value of the assets. Investment income and realized capital gains and losses of the Separate Accounts accrue directly to the contractholders and therefore are not included in the Company's Statements of Operations and Comprehensive Income. Revenues to the Company from the Separate Accounts consist of contract charges for maintenance and administration services, mortality, early surrender and expenses, which are ceded to ALIC.

     Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, variable annuity and variable life insurance contractholders bear the investment risk that the underlying mutual funds of the Separate Accounts may not meet their stated investment objectives. The risk and associated cost of these contract guarantees are ceded to ALIC in accordance with the reinsurance agreements.

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS

     The Reserve for life-contingent contract benefits, which relates to payout annuities with life contingencies, is computed on the basis of long-term actuarial assumptions as to future investment yields, mortality, morbidity, terminations and expenses. These assumptions include provisions for adverse deviation and generally vary by such characteristics as type of coverage, year of issue and contract duration. Detailed reserve assumptions and reserve interest rates are outlined in Note 6.

CONTRACTHOLDER FUNDS

     Contractholder funds arise from the issuance of interest-sensitive life insurance policies and investment contracts. Deposits received are recorded as interest-bearing liabilities. Contractholder funds are equal to deposits received and interest credited to the benefit of the contractholder less surrenders and withdrawals, and contract charges for mortality and administrative expenses. Detailed information on crediting rates and surrender and withdrawal provisions on contractholder funds are outlined in
Note 6.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS

USE OF ESTIMATES

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

NEW ACCOUNTING STANDARD

     In June 2001, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standard ("SFAS") No. 142, "Goodwill and other Intangible Assets", which eliminates the requirement to amortize goodwill, and requires that goodwill and separately identified intangible assets with indefinite lives be evaluated for impairment on an annual basis (or more frequently if impairment indicators arise) on a fair value basis. The Company adopted SFAS No. 142 effective January 1, 2002. The non-amortization provisions of SFAS No. 142 did not have a material impact on the Company. The Company has analyzed the unamortized goodwill balance as of December 31, 2002 for impairment using the fair value impairment approach prescribed by SFAS No. 142 and has determined that the balance is fully recoverable.

PENDING ACCOUNTING STANDARDS

     On July 31, 2002, the American Institute of Certified Public Accountants issued an exposure draft Statement of Position ("SOP") entitled "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts". The accounting guidance contained in the proposed SOP applies to several of the Company's products and product features. The proposed effective date of the SOP is for fiscal years beginning after December 15, 2003, with earlier adoption encouraged. If adopted early, the provisions of the SOP must be applied as of the beginning of the fiscal year. Accordingly, if the SOP were adopted during an interim period of 2003, prior interim periods would be restated. A provision of the proposed SOP requires the establishment of a liability in addition to the account balance for contracts and contract features that provide guaranteed minimum death benefits or other insurance benefits. The finalized SOP may also require a liability for guaranteed minimum income benefits. These liabilities are not currently recognized by the Company, and their establishment may have a material impact on the amounts ceded to and reinsurance recoverable from ALIC depending on the market conditions at the time of adoption, but are not expected to have a material impact on the Company's Statements of Financial Position.

     The FASB has exposed guidance that addresses the accounting for certain modified coinsurance agreements. The guidance has been exposed as FASB Interpretation of Statement 133 Implementation Issue No. B36, "Embedded
Derivatives: Bifurcation of a Debt Instrument That Incorporates Both Interest Rate Risk and Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Issuer of That Instrument." The proposed guidance requires recognizing an embedded derivative in certain reinsurance agreements when certain conditions are met. The initial impact of adopting the proposed guidance would be recorded as a cumulative adjustment to Net Income in the first fiscal quarter beginning after June 15, 2003. The provisions of the proposed guidance, as currently drafted and interpreted, would not have a material impact on the Company's reinsurance balances that would be subject to the proposed guidance. Accordingly, the potential impact of recognizing embedded derivatives pursuant to the requirements of that the proposed guidance is expected to be immaterial to both the Company's Statements of Financial Position and Statements of Operations and Comprehensive Income.

3.   RELATED PARTY TRANSACTIONS

REINSURANCE

     The Company has reinsurance agreements whereby substantially all contract charges, interest credited to contractholder funds, contract benefits and certain expenses are ceded to ALIC and reflected net of such reinsurance in the Statements of Operations and Comprehensive Income. Reinsurance recoverable and the related Reserve for life-contingent contract benefits and Contractholder funds are reported separately in the Statements of Financial Position. The Company continues to have primary liability as the direct insurer for risks reinsured.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS

     Investment income earned on the assets which support Contractholder funds and the Reserve for life-contingent contract benefits is not included in the Company's financial statements as those assets are owned and managed under terms of reinsurance agreements.

     The following table summarizes amounts that were ceded to ALIC under reinsurance agreements:

                                                                                    YEAR ENDED DECEMBER 31,
                                                                         -------------------------------------------
(IN THOUSANDS)                                                               2002            2001            2000
                                                                         -----------     -----------     -----------
Contract charges                                                         $    30,368     $    31,771     $    37,965
Interest credited to contractholder funds, contract benefits and
     certain expenses                                                        364,379         384,825         331,220

BUSINESS OPERATIONS

     The Company utilizes services performed by its affiliates, AIC, ALIC and Allstate Investments LLC and business facilities owned or leased, and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses its affiliates for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation and retirement and other benefit programs, allocated to the Company were $38.8 million, $48.6 million and $48.6 million in 2002, 2001 and 2000, respectively. Of these costs, the Company retains investment related expenses on the invested assets of the Company. All other costs are ceded to ALIC under reinsurance agreements.

INCOME TAXES

     The Company is a party to a federal income tax allocation agreement with the Corporation (Note 9).

DEBT

     The Company has entered into an intercompany loan agreement with the Corporation. The amount of funds available to the Company at a given point in time is dependent upon the debt position of the Corporation. There was no outstanding balance at December 31, 2002 or 2001.

4.   INVESTMENTS

FAIR VALUES

     The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:

                                                                          GROSS UNREALIZED
                                                   AMORTIZED       -------------------------------         FAIR
(IN THOUSANDS)                                       COST              GAINS            LOSSES             VALUE
                                                 -------------     -------------    --------------     -------------
AT DECEMBER 31, 2002
U.S. government and agencies                     $      49,529     $       6,661    $            -     $      56,190
Municipal                                                  412                45                 -               457
Corporate                                               67,717             6,105              (991)           72,831
Asset-backed securities                                 10,079             1,025                 -            11,104
Mortgage-backed securities                              31,226             1,809                (6)           33,029
                                                 -------------    --------------    --------------     -------------
     Total fixed income securities               $     158,963    $       15,645    $         (997)    $     173,611
                                                 =============    ==============    ==============     =============

                       GLENBROOK LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS

                                                                         GROSS UNREALIZED
                                                   AMORTIZED      -----------------------------         FAIR
                                                     COST            GAINS            LOSSES            VALUE
                                                 ------------     ------------    -------------    -------------
AT DECEMBER 31, 2001
U.S. government and agencies                     $     44,832    $       2,508    $        (24)    $      47,316
Municipal                                               1,815               20              (3)            1,832
Corporate                                              75,425            3,532            (650)           78,307
Asset-backed securities                                     -                -               -                 -
Mortgage-backed securities                             32,082            1,447             (10)           33,519
                                                 ------------    -------------    -------------    -------------
     Total fixed income securities               $    154,154    $       7,507    $       (687)    $     160,974
                                                 ============    =============    =============    =============

SCHEDULED MATURITIES

     The scheduled maturities for fixed income securities are as follows at December 31, 2002:

                                                                    AMORTIZED            FAIR
(IN THOUSANDS)                                                        COST               VALUE
                                                                 ---------------    ---------------
Due in one year or less                                          $         1,894    $         1,918
Due after one year through five years                                     46,819             50,248
Due after five years through ten years                                    52,682             57,300
Due after ten years                                                       16,263             20,012
                                                                 ---------------    ---------------
                                                                         117,658            129,478
Mortgage and asset-backed securities                                      41,305             44,133
                                                                 ---------------    ---------------
         Total                                                   $       158,963    $       173,611
                                                                 ===============    ===============

     Actual maturities may differ from those scheduled as a result of prepayments by the issuers. Because of the potential for prepayment, mortgage and asset-backed securities have not been reflected based on their contractual maturities.

NET INVESTMENT INCOME

                                                                                YEAR ENDED DECEMBER 31,
                                                                    ---------------------------------------------
(IN THOUSANDS)                                                          2002            2001            2000
                                                                    -------------   -------------   -------------
Fixed income securities                                             $      10,381   $      10,566   $      10,317
Short-term investments                                                        135             409             587
                                                                    -------------   -------------   -------------
         Investment income, before expense                                 10,516          10,975          10,904
         Investment expense                                                   181             260              96
                                                                    -------------   -------------   -------------
         Net investment income                                      $      10,335   $      10,715   $      10,808
                                                                    =============   =============   =============

REALIZED CAPITAL GAINS AND LOSSES, AFTER TAX

     Realized capital gains and losses by security type, for the year ended December 31, are as follows:

(IN THOUSANDS)                                                          2002             2001              2000
                                                                    ------------      ----------       -----------
Fixed income securities                                             $     (1,984)     $      435       $       419
Income taxes                                                                 694            (152)             (147)
                                                                    ------------      ----------       -----------
Realized capital gains and losses, after tax                        $     (1,290)     $      283       $       272
                                                                    ============      ==========       ===========

                       GLENBROOK LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS

     Realized capital gains and losses by transaction type, for the year ended December 31, are as follows:

(IN THOUSANDS)                                                          2002             2001              2000
                                                                    ------------      ----------       -----------
Write-downs in value                                                $     (1,904)     $        -       $         -
Sales - Fixed income securities                                              (80)            435               419
                                                                    ------------      ----------       -----------
    Realized capital gains and losses                                     (1,984)            435               419
    Income taxes                                                             694            (152)             (147)
                                                                    ------------      ----------       -----------
    Realized capital gains and losses, after-tax                    $     (1,290)     $      283       $       272
                                                                    ============      ==========       ===========

     Excluding calls and prepayments, gross gains of $54 thousand, $636 thousand and $807 thousand were realized on sales of fixed income securities during 2002, 2001 and 2000, respectively, and gross losses of $134 thousand, $201 thousand, and $388 thousand were realized on sales of fixed income securities during 2002, 2001 and 2000, respectively.

UNREALIZED NET CAPITAL GAINS AND LOSSES

     Unrealized net capital gains and losses on fixed income securities included in Accumulated other comprehensive income at December 31, 2002 are as follows:

                                                                 GROSS UNREALIZED
                                                 FAIR       -------------------------      UNREALIZED
(IN THOUSANDS)                                   VALUE         GAINS         LOSSES        NET GAINS
                                             ------------   -----------   -----------    -------------
Fixed income securities                      $    173,611   $    15,645   $      (997)   $      14,648
                                             ============   ===========   ===========
Deferred income taxes                                                                           (5,127)
                                                                                         -------------
Unrealized net capital gains and losses                                                  $       9,521
                                                                                         =============

CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES

                                                                                 YEAR ENDED DECEMBER 31,
                                                                    ----------------------------------------------
(IN THOUSANDS)                                                          2002             2001             2000
                                                                    ------------     ------------     ------------
Fixed income securities                                             $      7,828     $      2,512     $      5,544
Deferred income taxes                                                     (2,740)            (879)          (1,941)
                                                                    ------------     ------------     ------------
Increase in unrealized net capital gains and losses                 $      5,088     $      1,633     $      3,603
                                                                    ============     ============     ============

SECURITIES ON DEPOSIT

     At December 31, 2002, fixed income securities with a carrying value of $10.2 million were on deposit with regulatory authorities as required by law.

5.   FINANCIAL INSTRUMENTS

     In the normal course of business, the Company invests in various financial assets and incurs various financial liabilities. The fair value estimates of financial instruments presented below are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions. Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's significant assets (including Reinsurance recoverable, net) and liabilities (including Reserve for life-contingent contract benefits and Deferred income taxes) are not considered financial instruments and are not carried at fair value. Other assets and liabilities considered financial instruments, such as Accrued investment income and Cash, are generally of a short-term nature. Their carrying values are deemed to approximate fair value.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS

FINANCIAL ASSETS

     The carrying value and fair value of financial assets at December 31, are as follows:

                                                               2002                               2001
                                                  -------------------------------     ------------------------------
                                                     CARRYING           FAIR            CARRYING           FAIR
(IN THOUSANDS)                                        VALUE             VALUE             VALUE            VALUE
                                                  -------------     -------------     -------------    -------------
Fixed income securities                           $     173,611     $     173,611     $     160,974    $     160,974
Short-term investments                                    2,778             2,778             6,592            6,592
Separate Accounts                                     1,155,112         1,155,112         1,547,953        1,547,953

     The fair value of publicly traded fixed income securities is based upon quoted market prices or dealer quotes. The fair value of non-publicly traded securities, primarily privately placed corporate obligations, is based on either widely accepted pricing valuation models which utilized internally developed ratings and independent third party data (e.g., term structures and current publicly traded bond prices) as inputs or independent third party pricing sources. Short-term investments are highly liquid investments with maturities of less than one year whose carrying values are deemed to approximate fair value. Separate Accounts assets are carried in the Statements of Financial Position at fair value based on quoted market prices.

FINANCIAL LIABILITIES

     The carrying value and fair value of financial liabilities at December 31, are as follows:

                                                                 2002                              2001
                                                     ------------------------------    -----------------------------
                                                       CARRYING           FAIR           CARRYING           FAIR
(IN THOUSANDS)                                           VALUE            VALUE            VALUE            VALUE
                                                     -------------     ------------    ------------     ------------
Contractholder funds on investment contracts         $   6,105,536     $  5,863,243    $  5,332,632     $  5,086,856
Separate Accounts                                        1,155,112        1,155,112       1,547,953        1,547,953

     Contractholder funds include interest-sensitive life insurance contracts and investment contracts. Interest-sensitive life insurance contracts and certain other contractholder liabilities are not considered financial instruments subject to fair value disclosure requirements. The fair value of investment contracts is based on the terms of the underlying contracts. Fixed annuities are valued at the account balance less surrender charges. Market value adjusted annuities' fair value is estimated to be the market adjusted surrender value. Equity indexed annuity contracts' fair value approximates carrying value since the embedded equity options are carried at market value in the financial statements. Separate Accounts liabilities are carried at the fair value of the underlying assets.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

     There were no off-balance-sheet financial instruments at December 31, 2002 or 2001.

6.   RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS

     Reserves for life-contingent contract benefits consist of payout annuities with life contingencies. The reserve calculation equals the present value of contractually fixed future benefits based on mortality and interest assumptions. The assumptions utilized for mortality generally include industry standard tables, such as the 1983 group annuity mortality table, and tables based on historical company experience. Interest rate assumptions vary from 2.4% to 7.7%.

     At December 31, Contractholder funds consists of the following:

(IN THOUSANDS)                                        2002             2001
                                                 --------------   --------------
Interest-sensitive life                          $      121,760   $       67,555
Investment contracts:
  Payout annuities                                       27,565           24,123
  Fixed annuities                                     6,046,324        5,278,797
                                                 --------------   --------------
  Total Contractholder funds                     $    6,195,649   $    5,370,475
                                                 ==============   ==============

                       GLENBROOK LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS

     The following table highlights the key contract provisions relating to Contractholder funds:

           PRODUCT                           INTEREST RATE                      WITHDRAWAL/SURRENDER CHARGES
------------------------------   ---------------------------------------   ---------------------------------------
Interest-sensitive life          Interest rates credited range from        Either a percentage of account
                                 3.3% - 6.2%                               balance or dollar amount grading off
                                                                           generally over 20 years

Investment contracts             Interest rates credited range from        Either a declining or a level
                                 2.4% to 7.3% for payout annuities and     percentage charge generally over nine
                                 0.0% to 7.9% for fixed annuities          years or less
                                 including equity-indexed annuities

     Contractholder fund activity for the year ended December 31, was as follows:

(IN THOUSANDS)                                       2002               2001
                                               ---------------    ---------------
Balance, beginning of year                     $     5,370,475    $     4,696,846
Deposits                                             1,143,977          1,125,746
Surrenders and withdrawals                            (399,161)          (414,917)
Death benefits                                        (174,317)          (158,610)
Interest credited to contractholder funds              289,746            277,057
Transfers (to) from Separate Accounts                  (29,602)          (155,315)
Other                                                   (5,469)              (332)
                                               ---------------    ---------------
Balance, end of year                           $     6,195,649    $     5,370,475
                                               ===============    ===============

7.   THIRD PARTY ADMINISTRATION AGREEMENT

     On July 18, 2001, the Company entered into an administrative services agreement with American Maturity Life Insurance Company ("American Maturity"), which was effective as of January 2, 2001, to administer certain blocks of annuities that American Maturity reinsures to ALIC. Pursuant to the terms of the agreement, the Company is to provide insurance contract administration and financial services for all contracts covered under the reinsurance agreement. The administrative services agreement can be terminated by either the Company or American Maturity upon mutual consent or as otherwise provided for in the terms of the agreement. All administrative fees earned and administrative expenses incurred are ceded to ALIC in accordance with reinsurance agreements.

8.   COMMITMENTS AND CONTINGENT LIABILITIES

REGULATION AND LEGAL PROCEEDINGS

     The Company is subject to changing social, economic and regulatory conditions. State and federal regulatory initiatives and proceedings have varied and have included efforts to remove barriers preventing banks from engaging in the securities and insurance businesses, to change tax laws affecting the taxation of insurance companies and the tax treatment of insurance products which may impact the relative desirability of various personal investment products and to expand overall regulation. The ultimate changes and eventual effects, if any, of these initiatives are uncertain.

     Various legal and regulatory actions are currently pending that involve the Company and specific aspects of its conduct of business. Like other members of the insurance industry, the Company is the potential target of an increasing number of class action lawsuits and other types of litigation, some of which involve claims for substantial and/or indeterminate amounts (including punitive and treble damages) and the outcomes of which are unpredictable. This litigation is based on a variety of issues including insurance and claim settlement practices. However, at this time, based on their present status and the existence of the reinsurance agreement with ALIC, it is the opinion of management that the ultimate liability, if any, in one or more of these other actions in excess of

                       GLENBROOK LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS

amounts currently reserved is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.

GUARANTY FUNDS

     Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to contractholders and claimants. Amounts assessed to each company are typically related to its proportion of business written in a particular state. The Company's expenses related to these funds have been immaterial and are ceded to ALIC under reinsurance agreements.

9.   INCOME TAXES

     For 1996, the Company filed a separate federal income tax return. Beginning in 1997, the Company joined the Corporation and its other eligible domestic subsidiaries (the "Allstate Group") in the filing of a consolidated federal income tax return and is party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Company pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Company in the consolidated federal income tax return. The Company has also entered into a supplemental tax sharing agreement with respect to reinsurance ceded to ALIC to allocate the tax benefits and detriments related to such reinsurance. Effectively, these agreements result in the Company's annual income tax provision being computed as if the Company filed a separate return, adjusted for the reinsurance ceded to ALIC.

     The Internal Revenue Service ("IRS") has completed its review of the Company's federal income tax returns through the 1996 tax year. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material impact on the financial position, liquidity or result of operations of the Company.

     The components of the deferred income tax assets and liabilities at December 31, are as follows:

(IN THOUSANDS)                                      2002              2001
                                               --------------    --------------
DEFERRED ASSETS
Difference in tax bases of investments         $          501     $           -
                                               --------------    --------------
     Total deferred assets                                501                 -

DEFERRED LIABILITIES
Unrealized net capital gains                           (5,127)           (2,387)
Difference in tax bases of investments                      -              (220)
Other liabilities                                          (3)               (3)
                                               --------------    --------------
     Total deferred liabilities                        (5,130)           (2,610)
                                               --------------    --------------
       Net deferred liabilities                $       (4,629)   $       (2,610)
                                               ==============    ==============

     Although realization is not assured, management believes it is more likely than not that the deferred tax assets will be realized based on the assumption that certain levels of income will be achieved.

     The components of income tax expense for the year ended December 31, are as follows:

(IN THOUSANDS)                                      2002              2001              2000
                                               --------------    --------------    --------------
Current                                        $        3,560    $        4,008    $        3,730
Deferred                                                 (721)             (112)              195
                                               --------------    --------------    --------------
  Total income tax expense                     $        2,839    $        3,896    $        3,925
                                               ==============    ==============    ==============

     The Company paid income taxes of $7.4 million, $3.9 million and $2.4 million in 2002, 2001 and 2000, respectively.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS

     A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the year ended December 31, is as follows:

                                               2002              2001              2000
                                          --------------    --------------    --------------
Statutory federal income tax rate                   35.0%             35.0%             35.0%
Adjustment to prior year tax liabilities            (0.9)                -                 -
Other                                               (0.1)             (0.1)                -
                                          --------------    --------------    --------------
Effective income tax rate                           34.0%             34.9%             35.0%
                                          ==============    ==============    ==============

10.  STATUTORY FINANCIAL INFORMATION

     The following table reconciles Net income for the year ended December 31, and Shareholder's equity at December 31, as reported herein in conformity with GAAP with total statutory net income and capital and surplus of the Company, determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities:

                                                                     NET INCOME                    SHAREHOLDER'S EQUITY
                                                       --------------------------------------    ------------------------
(IN THOUSANDS)                                            2002          2001          2000          2002          2001
                                                       ----------    ----------    ----------    ----------    ----------
Balance per GAAP                                       $    5,512    $    7,254    $    7,302    $  172,918    $  162,318
Unrealized gain on fixed income securities                      -             -             -       (14,648)       (6,820)
Deferred income taxes                                        (710)          (65)         (554)        3,524           269
Reserves and non-admitted assets                              155          (150)         (197)       (1,000)       (7,699)
Other                                                           1           (55)           46          (393)        5,973
                                                       ----------    ----------    ----------    ----------    ----------
Balance per statutory accounting practices             $    4,958    $    6,984    $    6,597    $  160,401    $  154,041
                                                       ==========    ==========    ==========    ==========    ==========

     The Company prepares its statutory-basis financial statements in accordance with accounting practices prescribed or permitted by the State of Arizona. Effective January 1, 2001, the State of Arizona required insurance companies domiciled in its state to prepare statutory-basis financial statements in accordance with the National Association of Insurance Commissioners ("NAIC") Accounting Practices and Procedures Manual ("Codification") subject to any deviations prescribed or permitted by the State of Arizona insurance commissioner.

     Accounting changes adopted to conform to the provisions of Codification are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned funds (surplus) in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. The Company reported a decrease to surplus of $463 thousand effective January 1, 2001 as a result of recognizing a net deferred tax liability.

DIVIDENDS

     The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements of the Company and other relevant factors. The amount of dividends that can be paid to the shareholder, without approval by the state insurance regulator is limited by specific surplus and net income criteria as provided in the dividend restriction provision of the Arizona Insurance Holding Company System laws. The maximum amount of dividends that the Company can distribute during 2003 without prior approval of the Arizona Department of Insurance is $6.9 million.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS

RISK-BASED CAPITAL

     The NAIC has a standard for assessing the solvency of insurance companies, which is referred to as risk-based capital ("RBC"). The requirement consists of a formula for determining each insurer's RBC and a model law specifying regulatory actions if an insurer's RBC falls below specified levels. At December 31, 2002, RBC for the Company was significantly above levels that would require regulatory action.

11.  OTHER COMPREHENSIVE INCOME

     The components of Other comprehensive income on a pretax and after-tax basis for the year ended December 31, are as follows:

(IN THOUSANDS)
UNREALIZED CAPITAL GAINS AND LOSSES:

                                                                             2002
                                                       -------------------------------------------------
                                                                                              After-
                                                           Pretax             Tax               tax
                                                       --------------   --------------    --------------
Unrealized holding gains arising during the period     $        5,844   $       (2,046)   $        3,798
Less: reclassification adjustments                             (1,984)             694            (1,290)
                                                       --------------   --------------    --------------
Unrealized net capital gains                                    7,828           (2,740)            5,088
                                                       --------------   --------------    --------------
Other comprehensive income                             $        7,828   $       (2,740)   $        5,088
                                                       ==============   ==============    ==============

                                                                             2001
                                                       -------------------------------------------------
                                                                                              After-
                                                           Pretax             Tax               tax
                                                       --------------   --------------    --------------
Unrealized holding gains arising during the period     $        2,948   $       (1,032)   $        1,916
Less: reclassification adjustments                                436             (153)              283
                                                       --------------   --------------    --------------
Unrealized net capital gains                                    2,512             (879)            1,633
                                                       --------------   --------------    --------------
Other comprehensive income                             $        2,512   $         (879)   $        1,633
                                                       ==============   ==============    ==============

                                                                             2000
                                                       -------------------------------------------------
                                                                                              After-
                                                           Pretax             Tax               tax
                                                       --------------   --------------    --------------
Unrealized holding gains arising during the period     $        5,752   $       (2,014)   $        3,738
Less: reclassification adjustments                                208              (73)              135
                                                       --------------   --------------    --------------
Unrealized net capital gains                                    5,544           (1,941)            3,603
                                                       --------------   --------------    --------------
Other comprehensive income                             $        5,544   $       (1,941)   $        3,603
                                                       ==============   ==============    ==============

                       GLENBROOK LIFE AND ANNUITY COMPANY
                            SCHEDULE IV--REINSURANCE

(IN THOUSANDS)

                                         GROSS                          NET
YEAR ENDED DECEMBER 31, 2002             AMOUNT          CEDED         AMOUNT
-----------------------------------   ------------   ------------   ------------
Life insurance in force               $    283,913   $    283,913   $          -
                                      ============   ============   ============

Premiums and contract charges:
       Life and annuities             $     30,368   $     30,368   $          -
                                      ============   ============   ============

                                         GROSS                          NET
YEAR ENDED DECEMBER 31, 2001             AMOUNT          CEDED         AMOUNT
-----------------------------------   ------------   ------------   ------------
Life insurance in force               $    187,400   $    187,400   $          -
                                      ============   ============   ============

Premiums and contract charges:
       Life and annuities             $     31,711   $     31,711   $          -
                                      ============   ============   ============

                                         GROSS                          NET
YEAR ENDED DECEMBER 31, 2000             AMOUNT          CEDED         AMOUNT
-----------------------------------   ------------   ------------   ------------
Life insurance in force               $     88,042   $     88,042   $          -
                                      ============   ============   ============

Premiums and contract charges:
       Life and annuities             $     37,965   $     37,965   $          -
                                      ============   ============   ============

                                    --------------------------------------------
                                    GLENBROOK LIFE MULTI-
                                    MANAGER VARIABLE
                                    ACCOUNT

                                    FINANCIAL STATEMENTS AS OF DECEMBER 31, 2002
                                    AND FOR THE PERIODS ENDED DECEMBER 31, 2002
                                    AND DECEMBER 31, 2001, AND INDEPENDENT
                                    AUDITORS' REPORT

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholder of Glenbrook Life and Annuity Company:

We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Glenbrook Life Multi-Manager Variable Account (the "Account") as of December 31, 2002, the related statements of operations for the period then ended and the statements of changes in net assets for each of the periods in the two year period then ended for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2002 by correspondence with the Account's custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the individual sub-accounts which comprise the Glenbrook Life Multi-Manager Variable Account as of December 31, 2002, the results of operations for the period then ended for each of the individual sub-accounts and the changes in their net assets for each of the periods in the two year period then ended in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

Chicago, Illinois
March 7, 2003

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
-------------------------------------------------------------------------------------------------------------------------------

                                                                  AIM Variable Insurance Funds Sub-Accounts
                                             ----------------------------------------------------------------------------------

                                               AIM V. I.
                                               Aggressive      AIM V. I.     AIM V. I. Capital     AIM V. I.     AIM V. I. Dent
                                                Growth         Balanced        Appreciation       Core Equity     Demographics
                                             -------------   -------------   -----------------   -------------   --------------
ASSETS
Investments at fair value                    $      73,423   $   3,776,416   $       3,312,701   $   2,707,614   $        5,706
                                             -------------   -------------   -----------------   -------------   --------------

    Total assets                             $      73,423   $   3,776,416   $       3,312,701   $   2,707,614   $        5,706
                                             =============   =============   =================   =============   ==============

NET ASSETS
Accumulation units                           $      73,423   $   3,776,416   $       3,312,701   $   2,707,614   $        5,706
Contracts in payout (annuitization) period              --              --                  --              --               --
                                             -------------   -------------   -----------------   -------------   --------------

    Total net assets                         $      73,423   $   3,776,416   $       3,312,701   $   2,707,614   $        5,706
                                             =============   =============   =================   =============   ==============

FUND SHARE INFORMATION
    Number of shares                                 8,783         431,590             201,625         159,365            1,505
                                             =============   =============   =================   =============   ==============

    Cost                                     $      89,761   $   4,924,009   $       6,141,604   $   4,096,240   $        8,118
                                             =============   =============   =================   =============   ==============

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------

                                                                    AIM Variable Insurance Funds Sub-Accounts
                                             ---------------------------------------------------------------------------------

                                               AIM V. I.                         AIM V. I.
                                              Diversified    AIM V. I. Global    Government       AIM V. I.     AIM V. I. High
                                                Income          Utilities        Securities        Growth           Yield
                                             -------------   ----------------   -------------   -------------   --------------
ASSETS
Investments at fair value                    $   1,156,395   $         14,890   $     755,694   $   1,981,063   $      509,822
                                             -------------   ----------------   -------------   -------------   --------------

    Total assets                             $   1,156,395   $         14,890   $     755,694   $   1,981,063   $      509,822
                                             =============   ================   =============   =============   ==============

NET ASSETS
Accumulation units                           $   1,156,395   $         14,890   $     755,694   $   1,981,063   $      509,822
Contracts in payout (annuitization) period              --                 --              --              --               --
                                             -------------   ----------------   -------------   -------------   --------------

    Total net assets                         $   1,156,395   $         14,890   $     755,694   $   1,981,063   $      509,822
                                             =============   ================   =============   =============   ==============

FUND SHARE INFORMATION
    Number of shares                               134,464              1,530          60,943         175,315          101,964
                                             =============   ================   =============   =============   ==============

    Cost                                     $   1,218,447   $         32,454   $     737,146   $   4,415,429   $      642,597
                                             =============   ================   =============   =============   ==============

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                    Dreyfus Socially
                                                                                                                      Responsible
                                                AIM Variable Insurance Funds          American Century Variable    Growth Fund, Inc.
                                                       Sub-Accounts                 Portfolios, Inc. Sub-Accounts     Sub-Account
                                           -------------------------------------   -------------------------------  ----------------

                                              AIM V. I.                              American         American      Dreyfus Socially
                                            International      AIM V. I. Premier     Century          Century         Responsible
                                               Growth               Equity         VP Balanced    VP International    Growth Fund
                                           ---------------     -----------------   ------------   ----------------  ----------------
ASSETS
Investments at fair value                  $       108,860     $       4,605,948   $    113,635   $         73,452  $        259,414
                                           ---------------     -----------------   ------------   ----------------  ----------------

    Total assets                           $       108,860     $       4,605,948   $    113,635   $         73,452  $        259,414
                                           ===============     =================   ============   ================  ================

NET ASSETS
Accumulation units                         $       108,860     $       4,555,677   $    113,635   $         73,452  $        259,414
Contracts in payout (annuitization) period              --                50,271             --                 --                --
                                           ---------------     -----------------   ------------   ----------------  ----------------

    Total net assets                       $       108,860     $       4,605,948   $    113,635   $         73,452  $        259,414
                                           ===============     =================   ============   ================  ================

FUND SHARE INFORMATION
    Number of shares                                 8,716               283,967         19,559             14,098            13,726
                                           ===============     =================   ============   ================  ================

    Cost                                   $       195,437     $       7,825,012   $    144,135   $        157,012  $        418,639
                                           ===============     =================   ============   ================  ================

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
---------------------------------------------------------------------------------------------------------------------------------

                                             Dreyfus Stock                                                           Federated
                                              Index Fund                     Dreyfus Variable                    Insurance Series
                                              Sub-Account               Investment Fund Sub-Accounts                Sub-Account
                                             -------------      --------------------------------------------      ---------------

                                                                   VIF              VIF             VIF
                                             Dreyfus Stock      Growth and         Money       Small Company      Federated Prime
                                              Index Fund          Income          Market           Stock           Money Fund II
                                             -------------      ----------      -----------    -------------      ---------------
ASSETS
Investments at fair value                    $   1,907,269      $  340,359      $ 2,651,775    $      46,469      $     8,524,285
                                             -------------      ----------      -----------    -------------      ---------------

    Total assets                             $   1,907,269      $  340,359      $ 2,651,775    $      46,469      $     8,524,285
                                             =============      ==========      ===========    =============      ===============

NET ASSETS
Accumulation units                           $   1,907,269      $  340,359      $ 2,651,775    $      46,469      $     8,524,285
Contracts in payout (annuitization) period              --              --               --               --                   --
                                             -------------      ----------      -----------    -------------      ---------------

    Total net assets                         $   1,907,269      $  340,359      $ 2,651,775    $      46,469      $     8,524,285
                                             =============      ==========      ===========    =============      ===============

FUND SHARE INFORMATION
    Number of shares                                84,881          21,193        2,651,775            3,261            8,524,285
                                             =============      ==========      ===========    =============      ===============

    Cost                                     $   2,496,025      $  454,600      $ 2,651,775    $      49,056      $     8,524,285
                                             =============      ==========      ===========    =============      ===============

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
-------------------------------------------------------------------------------------------------------------------------

                                                         Fidelity Variable Insurance Products Fund Sub-Accounts
                                             ----------------------------------------------------------------------------

                                                                VIP Equity-                    VIP High
                                              VIP Contrafund      Income       VIP Growth       Income      VIP Index 500
                                             ----------------   -----------   ------------   ------------   -------------
ASSETS
Investments at fair value                    $      4,420,650   $ 3,956,990   $  3,882,860   $  1,284,294   $   2,912,087
                                             ----------------   -----------   ------------   ------------   -------------

    Total assets                             $      4,420,650   $ 3,956,990   $  3,882,860   $  1,284,294   $   2,912,087
                                             ================   ===========   ============   ============   =============

NET ASSETS
Accumulation units                           $      4,347,734   $ 3,917,472   $  3,882,860   $  1,284,294   $   2,912,087
Contracts in payout (annuitization) period             72,916        39,518             --             --              --
                                             ----------------   -----------   ------------   ------------   -------------

    Total net assets                         $      4,420,650   $ 3,956,990   $  3,882,860   $  1,284,294   $   2,912,087
                                             ================   ===========   ============   ============   =============

FUND SHARE INFORMATION
    Number of shares                                  244,235       217,896        165,651        216,576          29,144
                                             ================   ===========   ============   ============   =============

    Cost                                     $      5,775,315   $ 5,026,351   $  7,479,701   $  1,708,215   $   4,200,538
                                             ================   ===========   ============   ============   =============

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
----------------------------------------------------------------------------------------------------------------------------------

                                            Fidelity Variable
                                                Insurance
                                              Products Fund                    Fidelity Variable Insurance Products Fund
                                               Sub-Accounts                          (Service Class 2) Sub-Accounts
                                            -----------------     ----------------------------------------------------------------
                                                                    VIP Asset
                                                                     Manager         VIP Contrafund     VIP Equity-     VIP Growth
                                                                  Growth (Service      (Service       Income (Service    (Service
                                               VIP Overseas          Class 2)           Class 2)         Class 2)        Class 2)
                                            -----------------     ----------------   --------------   ---------------   ----------
ASSETS
Investments at fair value                   $         487,584     $         21,117   $      867,099   $     2,443,435   $  638,332
                                            -----------------     ----------------   --------------   ---------------   ----------

    Total assets                            $         487,584     $         21,117   $      867,099   $     2,443,435   $  638,332
                                            =================     ================   ==============   ===============   ==========

NET ASSETS
Accumulation units                          $         487,584     $         21,117   $      867,099   $     2,443,435   $  638,332
Contracts in payout (annuitization) period                 --                   --               --                --           --
                                            -----------------     ----------------   --------------   ---------------   ----------

    Total net assets                        $         487,584     $         21,117   $      867,099   $     2,443,435   $  638,332
                                            =================     ================   ==============   ===============   ==========

FUND SHARE INFORMATION
    Number of shares                                   44,407                2,068           48,306           135,746       27,502
                                            =================     ================   ==============   ===============   ==========

    Cost                                    $         873,974     $         23,247   $      941,471   $     2,848,659   $  812,255
                                            =================     ================   ==============   ===============   ==========

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------------------------

                                                                                                     Franklin Templeton
                                                    Fidelity Variable Insurance Products             Variable Insurance
                                                    Fund (Service Class 2) Sub-Accounts          Products Trust Sub-Accounts
                                             ------------------------------------------------   ----------------------------

                                                VIP High        VIP Index 500    VIP Overseas                    Franklin
                                             Income (Service      (Service         (Service       Franklin      Technology
                                                Class 2)          Class 2)         Class 2)      Small Cap      Securities
                                             ---------------    -------------    ------------   ------------   -------------
ASSETS
Investments at fair value                    $       634,211    $   1,515,750    $     44,479   $    182,474   $       5,054
                                             ---------------    -------------    ------------   ------------   -------------

    Total assets                             $       634,211    $   1,515,750    $     44,479   $    182,474   $       5,054
                                             ===============    =============    ============   ============   =============

NET ASSETS
Accumulation units                           $       634,211    $   1,515,750    $     44,479   $    182,474   $       5,054
Contracts in payout (annuitization) period                --               --              --             --              --
                                             ---------------    -------------    ------------   ------------   -------------

    Total net assets                         $       634,211    $   1,515,750    $     44,479   $    182,474   $       5,054
                                             ===============    =============    ============   ============   =============

FUND SHARE INFORMATION
    Number of shares                                 108,043           15,266           4,081         14,368           1,690
                                             ===============    =============    ============   ============   =============

    Cost                                     $       619,772    $   1,874,203    $     56,163   $    223,926   $       6,292
                                             ===============    =============    ============   ============   =============

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------------------

                                                 Franklin Templeton Variable Insurance Products Trust Sub-Accounts
                                             --------------------------------------------------------------------------
                                                             Templeton
                                                             Developing     Templeton       Templeton       Templeton
                                             Mutual Shares     Markets       Foreign      Global Income      Growth
                                              Securities     Securities     Securities      Securities     Securities
                                             -------------   -----------   ------------   -------------   -------------
ASSETS
Investments at fair value                    $     714,467   $     7,094   $    132,192   $     460,500   $     678,665
                                             -------------   -----------   ------------   -------------   -------------

    Total assets                             $     714,467   $     7,094   $    132,192   $     460,500   $     678,665
                                             =============   ===========   ============   =============   =============

NET ASSETS
Accumulation units                           $     714,467   $     7,094   $    132,192   $     460,500   $     678,665
Contracts in payout (annuitization) period              --            --             --              --              --
                                             -------------   -----------   ------------   -------------   -------------

    Total net assets                         $     714,467   $     7,094   $    132,192   $     460,500   $     678,665
                                             =============   ===========   ============   =============   =============

FUND SHARE INFORMATION
    Number of shares                                59,440         1,513         14,033          33,885          78,915
                                             =============   ===========   ============   =============   =============

    Cost                                     $     802,886   $     6,834   $    171,191   $     387,273   $     878,843
                                             =============   ===========   ============   =============   =============

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
----------------------------------------------------------------------------------------------------------------------

                                                        Goldman Sachs Variable Insurance Trust Sub-Accounts
                                             -------------------------------------------------------------------------

                                                              VIT CORE                                        VIT
                                             VIT Capital     Small Cap       VIT CORE      VIT Growth    International
                                                Growth         Equity      U.S. Equity     and Income       Equity
                                             ------------   ------------   ------------   ------------   -------------
ASSETS
Investments at fair value                    $     64,184   $    278,585   $    207,986   $      6,235   $      16,307
                                             ------------   ------------   ------------   ------------   -------------

    Total assets                             $     64,184   $    278,585   $    207,986   $      6,235   $      16,307
                                             ============   ============   ============   ============   =============

NET ASSETS
Accumulation units                           $     64,184   $    278,585   $    207,986   $      6,235   $      16,307
Contracts in payout (annuitization) period             --             --             --             --              --
                                             ------------   ------------   ------------   ------------   -------------

    Total net assets                         $     64,184   $    278,585   $    207,986   $      6,235   $      16,307
                                             ============   ============   ============   ============   =============

FUND SHARE INFORMATION
    Number of shares                                8,260         30,314         24,498            766           2,249
                                             ============   ============   ============   ============   =============

    Cost                                     $     95,802   $    294,478   $    293,014   $      8,517   $      30,890
                                             ============   ============   ============   ============   =============

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
-------------------------------------------------------------------------------------------------------------------------

                                             Goldman Sachs
                                                Variable
                                             Insurance Trust          LSA Variable             MFS Variable Insurance
                                              Sub-Accounts      Series Trust Sub-Accounts         Trust Sub-Accounts
                                             ---------------   ---------------------------   ----------------------------

                                               VIT Mid Cap     LSA Focused     LSA Growth    MFS Emerging   MFS Investors
                                                  Value           Equity         Equity         Growth          Trust
                                             ---------------   ------------   ------------   ------------   -------------
ASSETS
Investments at fair value                    $         5,972   $     27,392   $     39,048   $  2,095,451   $     675,347
                                             ---------------   ------------   ------------   ------------   -------------

    Total assets                             $         5,972   $     27,392   $     39,048   $  2,095,451   $     675,347
                                             ===============   ============   ============   ============   =============

NET ASSETS
Accumulation units                           $         5,972   $     27,392   $     39,048   $  2,095,451   $     675,347
Contracts in payout (annuitization) period                --             --             --             --              --
                                             ---------------   ------------   ------------   ------------   -------------

    Total net assets                         $         5,972   $     27,392   $     39,048   $  2,095,451   $     675,347
                                             ===============   ============   ============   ============   =============

FUND SHARE INFORMATION
    Number of shares                                     563          4,528          5,651        175,940          50,137
                                             ===============   ============   ============   ============   =============

    Cost                                     $         6,023   $     33,297   $     41,378   $  4,731,085   $     924,302
                                             ===============   ============   ============   ============   =============

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------

                                                                                               MFS Variable Insurance Trust
                                               MFS Variable Insurance Trust Sub-Accounts       (Service Class) Sub-Accounts
                                             ---------------------------------------------   ---------------------------------

                                                                                               MFS Emerging     MFS Investors
                                               MFS New                                       Growth (Service   Trust (Service
                                              Discovery     MFS Research    MFS Utilities        Class)            Class)
                                             ------------   ------------   ---------------   ---------------   ---------------
ASSETS
Investments at fair value                    $    283,302   $  1,362,207   $        16,315   $       495,950   $       631,622
                                             ------------   ------------   ---------------   ---------------   ---------------

    Total assets                             $    283,302   $  1,362,207   $        16,315   $       495,950   $       631,622
                                             ============   ============   ===============   ===============   ===============

NET ASSETS
Accumulation units                           $    283,302   $  1,362,207   $        16,315   $       495,950   $       631,622
Contracts in payout (annuitization) period             --             --                --                --                --
                                             ------------   ------------   ---------------   ---------------   ---------------

    Total net assets                         $    283,302   $  1,362,207   $        16,315   $       495,950   $       631,622
                                             ============   ============   ===============   ===============   ===============

FUND SHARE INFORMATION
    Number of shares                               27,136        126,364             1,356            41,817            47,101
                                             ============   ============   ===============   ===============   ===============

    Cost                                     $    358,169   $  2,330,231   $        19,106   $       675,268   $       746,087
                                             ============   ============   ===============   ===============   ===============

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
--------------------------------------------------------------------------------------------------------------------------

                                                         MFS Variable Insurance               Neuberger & Berman Advisers
                                                   Trust (Service Class) Sub-Accounts        Management Trust Sub-Accounts
                                             --------------------------------------------    -----------------------------
                                                 MFS
                                             New Discovery   MFS Research   MFS Utilities                        AMT
                                               (Service        (Service       (Service            AMT           Mid-Cap
                                                Class)          Class)         Class)           Guardian        Growth
                                             -------------   ------------   -------------    -------------   -------------
ASSETS
Investments at fair value                    $     669,344   $    329,649   $     440,353    $       6,458   $      19,609
                                             -------------   ------------   -------------    -------------   -------------

    Total assets                             $     669,344   $    329,649   $     440,353    $       6,458   $      19,609
                                             =============   ============   =============    =============   =============

NET ASSETS
Accumulation units                           $     669,344   $    329,649   $     440,353    $       6,458   $      19,609
Contracts in payout (annuitization) period              --             --              --               --              --
                                             -------------   ------------   -------------    -------------   -------------

    Total net assets                         $     669,344   $    329,649   $     440,353    $       6,458   $      19,609
                                             =============   ============   =============    =============   =============

FUND SHARE INFORMATION
    Number of shares                                64,484         30,694          36,757              604           1,638
                                             =============   ============   =============    =============   =============

    Cost                                     $     802,251   $    407,208   $     580,019    $       9,343   $      39,494
                                             =============   ============   =============    =============   =============

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
-------------------------------------------------------------------------------------------------------------------------

                                               Neuberger &
                                             Berman Advisers
                                             Management Trust
                                               Sub-Accounts          Oppenheimer Variable Account Funds Sub-Accounts
                                             ----------------   ---------------------------------------------------------
                                                                                                             Oppenheimer
                                                                Oppenheimer   Oppenheimer     Oppenheimer    Main Street
                                                   AMT          Aggressive      Capital         Global        Growth &
                                                 Partners         Growth      Appreciation    Securities       Income
                                             ----------------   -----------   ------------   ------------   -------------
ASSETS
Investments at fair value                    $         98,488   $ 1,973,558   $  5,178,365   $  2,554,876   $   6,951,422
                                             ----------------   -----------   ------------   ------------   -------------

    Total assets                             $         98,488   $ 1,973,558   $  5,178,365   $  2,554,876   $   6,951,422
                                             ================   ===========   ============   ============   =============

NET ASSETS
Accumulation units                           $         98,488   $ 1,973,558   $  5,178,365   $  2,554,876   $   6,951,422
Contracts in payout (annuitization) period                 --            --             --             --              --
                                             ----------------   -----------   ------------   ------------   -------------

    Total net assets                         $         98,488   $ 1,973,558   $  5,178,365   $  2,554,876   $   6,951,422
                                             ================   ===========   ============   ============   =============

FUND SHARE INFORMATION
    Number of shares                                    8,639        67,518        194,529        144,343         453,748
                                             ================   ===========   ============   ============   =============

    Cost                                     $        157,936   $ 3,314,674   $  7,123,323   $  3,571,263   $   9,087,107
                                             ================   ===========   ============   ============   =============

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------

                                               Oppenheimer Variable
                                             Account Funds Sub-Accounts         Putnam Variable Trust Sub-Accounts
                                             --------------------------  -----------------------------------------------

                                             Oppenheimer   Oppenheimer
                                              Multiple      Strategic    VT Diversified    VT Growth        VT Growth
                                             Strategies       Bond           Income        and Income     Opportunities
                                             -----------   ------------  --------------   ------------   ---------------
ASSETS
Investments at fair value                    $ 4,566,886   $  5,172,856  $    1,076,844   $    460,473   $       102,793
                                             -----------   ------------  --------------   ------------   ---------------

    Total assets                             $ 4,566,886   $  5,172,856  $    1,076,844   $    460,473   $       102,793
                                             ===========   ============  ==============   ============   ===============

NET ASSETS
Accumulation units                           $ 4,566,886   $  5,172,856  $    1,076,844   $    460,473   $       102,793
Contracts in payout (annuitization) period            --             --              --             --                --
                                             -----------   ------------  --------------   ------------   ---------------

    Total net assets                         $ 4,566,886   $  5,172,856  $    1,076,844   $    460,473   $       102,793
                                             ===========   ============  ==============   ============   ===============

FUND SHARE INFORMATION
    Number of shares                             347,028      1,131,916         126,986         24,703            27,558
                                             ===========   ============  ==============   ============   ===============

    Cost                                     $ 5,138,544   $  5,077,546  $    1,068,096   $    561,448   $       124,895
                                             ===========   ============  ==============   ============   ===============

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
--------------------------------------------------------------------------------------------------------------

                                                             Putnam Variable Trust Sub-Accounts
                                             -----------------------------------------------------------------

                                             VT Health    VT International      VT          VT          VT
                                              Sciences         Growth        New Value   Research   Voyager II
                                             ----------   ----------------   ---------   --------   ----------
ASSETS
Investments at fair value                    $  611,185   $          7,576   $ 449,729   $ 56,709   $  600,890
                                             ----------   ----------------   ---------   --------   ----------

    Total assets                             $  611,185   $          7,576   $ 449,729   $ 56,709   $  600,890
                                             ==========   ================   =========   ========   ==========

NET ASSETS
Accumulation units                           $  611,185   $          7,576   $ 449,729   $ 56,709   $  600,890
Contracts in payout (annuitization) period           --                 --          --         --           --
                                             ----------   ----------------   ---------   --------   ----------

    Total net assets                         $  611,185   $          7,576   $ 449,729   $ 56,709   $  600,890
                                             ==========   ================   =========   ========   ==========

FUND SHARE INFORMATION
    Number of shares                             65,578                750      41,146      6,695      171,683
                                             ==========   ================   =========   ========   ==========

    Cost                                     $  730,683   $          7,756   $ 501,147   $ 60,710   $  789,862
                                             ==========   ================   =========   ========   ==========

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------

                                                                STI Classic Variable Trust Sub-Accounts
                                             ---------------------------------------------------------------------------

                                             STI Capital   STI Growth    STI International  STI Investment   STI Mid-Cap
                                             Appreciation   & Income          Equity          Grade Bond       Equity
                                             ------------  -----------   -----------------  --------------   -----------
ASSETS
Investments at fair value                    $  3,682,895  $ 2,363,609   $         306,778  $    5,691,902   $ 1,300,766
                                             ------------  -----------   -----------------  --------------   -----------

    Total assets                             $  3,682,895  $ 2,363,609   $         306,778  $    5,691,902   $ 1,300,766
                                             ============  ===========   =================  ==============   ===========

NET ASSETS
Accumulation units                           $  3,682,895  $ 2,363,609   $         306,778  $    5,691,902   $ 1,300,766
Contracts in payout (annuitization) period             --           --                  --              --            --
                                             ------------  -----------   -----------------  --------------   -----------

    Total net assets                         $  3,682,895  $ 2,363,609   $         306,778  $    5,691,902   $ 1,300,766
                                             ============  ===========   =================  ==============   ===========

FUND SHARE INFORMATION
    Number of shares                              283,082      293,616              44,332         553,149       164,031
                                             ============  ===========   =================  ==============   ===========

    Cost                                     $  4,427,326  $ 2,952,526   $         398,013  $    5,546,227   $ 1,701,318
                                             ============  ===========   =================  ==============   ===========

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------

                                               STI Classic Variable
                                                Trust Sub-Accounts        The Universal Institutional Funds, Inc. Sub-Accounts
                                             -------------------------   -----------------------------------------------------

                                                            STI Value      Van Kampen        Van Kampen         Van Kampen
                                              STI Small      Income        UIF Equity        UIF Fixed          UIF Global
                                             Cap Equity       Stock          Growth           Income           Value Equity
                                             -----------   -----------   ---------------   ---------------   -----------------
ASSETS
Investments at fair value                    $ 2,883,953   $ 1,791,382   $       138,943   $     1,398,490   $          40,508
                                             -----------   -----------   ---------------   ---------------   -----------------

    Total assets                             $ 2,883,953   $ 1,791,382   $       138,943   $     1,398,490   $          40,508
                                             ===========   ===========   ===============   ===============   =================

NET ASSETS
Accumulation units                           $ 2,883,953   $ 1,791,382   $       138,943   $     1,398,490   $          40,508
Contracts in payout (annuitization) period            --            --                --                --                  --
                                             -----------   -----------   ---------------   ---------------   -----------------

    Total net assets                         $ 2,883,953   $ 1,791,382   $       138,943   $     1,398,490   $          40,508
                                             ===========   ===========   ===============   ===============   =================

FUND SHARE INFORMATION
    Number of shares                             268,275       172,414            13,582           125,764               4,117
                                             ===========   ===========   ===============   ===============   =================

    Cost                                     $ 2,872,678   $ 2,086,970   $       227,271   $     1,402,375   $          49,890
                                             ===========   ===========   ===============   ===============   =================

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------

                                               The Universal Institutional Funds, Inc. Sub-Accounts
                                             ---------------------------------------------------------

                                                Van Kampen          Van Kampen
                                                UIF Mid Cap        UIF U.S. Real        Van Kampen
                                                   Value               Estate            UIF Value
                                             -----------------   -----------------   -----------------
ASSETS
Investments at fair value                    $         435,191   $           5,294   $         193,043
                                             -----------------   -----------------   -----------------

    Total assets                             $         435,191   $           5,294   $         193,043
                                             =================   =================   =================

NET ASSETS
Accumulation units                           $         435,191   $           5,294   $         193,043
Contracts in payout (annuitization) period                  --                  --                  --
                                             -----------------   -----------------   -----------------

    Total net assets                         $         435,191   $           5,294   $         193,043
                                             =================   =================   =================

FUND SHARE INFORMATION
    Number of shares                                    41,526                 467              19,638
                                             =================   =================   =================

    Cost                                     $         567,657   $           5,462   $         231,281
                                             =================   =================   =================

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
----------------------------------------------------------------------------------------------------------------------------------

                                                                       AIM Variable Insurance Funds Sub-Accounts
                                                  --------------------------------------------------------------------------------

                                                  AIM V. I.
                                                  Aggressive    AIM V. I.     AIM V. I. Capital      AIM V. I.      AIM V. I. Dent
                                                    Growth      Balanced        Appreciation      Core Equity (a)    Demographics
                                                  ----------   ------------   -----------------   ---------------   --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                         $       --   $    102,749   $              --   $         9,968   $           --
Charges from Glenbrook Life and Annuity Company:
    Mortality and expense risk                        (1,021)       (54,802)            (57,463)          (44,368)            (121)
    Administrative expense                               (72)        (4,083)             (4,221)           (3,274)              (6)
                                                  ----------   ------------   -----------------   ---------------   --------------

        Net investment income (loss)                  (1,093)        43,864             (61,684)          (37,674)            (127)
                                                  ----------   ------------   -----------------   ---------------   --------------

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                               34,048      1,076,863             970,054           877,905            2,420
    Cost of investments sold                          37,459      1,344,863           1,662,122         1,249,040            2,887
                                                  ----------   ------------   -----------------   ---------------   --------------

        Realized gains (losses) on fund shares        (3,411)      (268,000)           (692,068)         (371,135)            (467)

Realized gain distributions                               --             --                   1                --               --
                                                  ----------   ------------   -----------------   ---------------   --------------

        Net realized gains (losses)                   (3,411)      (268,000)           (692,067)         (371,135)            (467)

Change in unrealized gains (losses)                  (18,724)      (628,541)           (541,646)         (213,825)          (2,350)
                                                  ----------   ------------   -----------------   ---------------   --------------

        Net realized and unrealized gains
           (losses) on investments                   (22,135)      (896,541)         (1,233,713)         (584,960)          (2,817)
                                                  ----------   ------------   -----------------   ---------------   --------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                               $  (23,228)  $   (852,677)  $      (1,295,397)  $      (622,634)  $       (2,944)
                                                  ==========   ============   =================   ===============   ==============

(a) Previously known as AIM V. I. Growth and Income

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------

                                                                      AIM Variable Insurance Funds Sub-Accounts
                                                  ----------------------------------------------------------------------------

                                                   AIM V. I.                       AIM V. I.
                                                  Diversified   AIM V. I. Global   Government     AIM V. I.     AIM V. I. High
                                                    Income         Utilities       Securities      Growth           Yield
                                                  -----------   ----------------   ----------   -------------   --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                         $    88,610   $            522   $   13,832   $          --   $           --
Charges from Glenbrook Life and Annuity Company:
    Mortality and expense risk                         (7,602)              (212)      (6,810)        (35,369)          (7,523)
    Administrative expense                               (632)               (17)        (556)         (2,556)            (568)
                                                  -----------   ----------------   ----------   -------------   --------------

        Net investment income (loss)                   80,376                293        6,466         (37,925)          (8,091)
                                                  -----------   ----------------   ----------   -------------   --------------

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                                61,261                235      446,857         582,644          208,961
    Cost of investments sold                           68,687                458      427,838       1,116,993          276,554
                                                  -----------   ----------------   ----------   -------------   --------------

        Realized gains (losses) on fund shares         (7,426)              (223)      19,019        (534,349)         (67,593)

Realized gain distributions                                --                 --           --              --               --
                                                  -----------   ----------------   ----------   -------------   --------------

        Net realized gains (losses)                    (7,426)              (223)      19,019        (534,349)         (67,593)

Change in unrealized gains (losses)                   (38,755)            (5,453)      13,712        (465,035)          27,100
                                                  -----------   ----------------   ----------   -------------   --------------

        Net realized and unrealized gains
           (losses) on investments                    (46,181)            (5,676)      32,731        (999,384)         (40,493)
                                                  -----------   ----------------   ----------   -------------   --------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                               $    34,195   $         (5,383)  $   39,197   $  (1,037,309)  $      (48,584)
                                                  ===========   ================   ==========   =============   ==============

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                   Dreyfus Socially
                                                                                                                     Responsible
                                                  AIM Variable Insurance Funds       American Century Variable    Growth Fund, Inc.
                                                           Sub-Accounts           Portfolios, Inc. Sub-Accounts      Sub-Account
                                                  -----------------------------   ------------------------------  -----------------

                                                     AIM V. I.       AIM V. I.     American         American       Dreyfus Socially
                                                   International      Premier       Century         Century          Responsible
                                                    Growth (b)      Equity (c)    VP Balanced   VP International     Growth Fund
                                                  ---------------  ------------   -----------   ----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                                         $           712  $     18,669   $     3,581   $            884  $             696
Charges from Glenbrook Life and Annuity Company:
    Mortality and expense risk                             (1,700)      (81,458)       (1,789)            (1,371)            (3,997)
    Administrative expense                                   (134)       (6,061)         (135)              (102)              (290)
                                                  ---------------  ------------   -----------   ----------------  -----------------

        Net investment income (loss)                       (1,122)      (68,850)        1,657               (589)            (3,591)
                                                  ---------------  ------------   -----------   ----------------  -----------------

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                                    18,958     1,738,616        51,744             30,779             52,583
    Cost of investments sold                               28,734     2,722,523        65,085             60,925             73,987
                                                  ---------------  ------------   -----------   ----------------  -----------------

        Realized gains (losses) on fund shares             (9,776)     (983,907)      (13,341)           (30,146)           (21,404)

Realized gain distributions                                    --            --            --                 --                 --
                                                  ---------------  ------------   -----------   ----------------  -----------------

        Net realized gains (losses)                        (9,776)     (983,907)      (13,341)           (30,146)           (21,404)

Change in unrealized gains (losses)                       (13,701)   (1,372,229)       (6,718)             5,906            (83,671)
                                                  ---------------  ------------   -----------   ----------------  -----------------

        Net realized and unrealized gains
           (losses) on investments                        (23,477)   (2,356,136)      (20,059)           (24,240)          (105,075)
                                                  ---------------  ------------   -----------   ----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                               $       (24,599) $ (2,424,986)  $   (18,402)  $        (24,829) $        (108,666)
                                                  ===============  ============   ===========   ================  =================

(b) Previously known as AIM V. I. International Equity

(c) Previously known as AIM V. I. Value

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
----------------------------------------------------------------------------------------------------------------------------------

                                                   Dreyfus Stock                                                     Federated
                                                    Index Fund              Dreyfus Variable Investment           Insurance Series
                                                    Sub-Account                  Fund Sub-Accounts                  Sub-Account
                                                   -------------    ------------------------------------------    ----------------

                                                                       VIF            VIF            VIF
                                                   Dreyfus Stock    Growth and       Money       Small Company    Federated Prime
                                                    Index Fund        Income        Market           Stock         Money Fund II
                                                   -------------    ----------    -----------    -------------    ----------------
NET INVESTMENT INCOME (LOSS)
Dividends                                          $      28,559    $    2,496    $    25,040    $         132    $        100,291
Charges from Glenbrook Life and Annuity Company:
    Mortality and expense risk                           (27,075)       (5,252)       (26,823)            (780)            (99,433)
    Administrative expense                                (2,045)         (412)        (2,051)             (57)             (7,184)
                                                   -------------    ----------    -----------    -------------    ----------------

        Net investment income (loss)                        (561)       (3,168)        (3,834)            (705)             (6,326)
                                                   -------------    ----------    -----------    -------------    ----------------

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                                  527,123       112,478      2,370,402            6,279           3,707,274
    Cost of investments sold                             678,626       140,779      2,370,402            6,075           3,707,274
                                                   -------------    ----------    -----------    -------------    ----------------

        Realized gains (losses) on fund shares          (151,503)      (28,301)            --              204                  --

Realized gain distributions                                    1             2             --               --                  --
                                                   -------------    ----------    -----------    -------------    ----------------

        Net realized gains (losses)                     (151,502)      (28,299)            --              204                  --

Change in unrealized gains (losses)                     (427,992)     (102,279)            --          (12,677)                 --
                                                   -------------    ----------    -----------    -------------    ----------------

        Net realized and unrealized gains
           (losses) on investments                      (579,494)     (130,578)            --          (12,473)                 --
                                                   -------------    ----------    -----------    -------------    ----------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                                $    (580,055)   $ (133,746)   $    (3,834)   $     (13,178)   $         (6,326)
                                                   =============    ==========    ===========    =============    ================

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
----------------------------------------------------------------------------------------------------------------------------------

                                                                Fidelity Variable Insurance Products Fund Sub-Accounts
                                                   -------------------------------------------------------------------------------

                                                                      VIP Equity-                       VIP High
                                                   VIP Contrafund       Income         VIP Growth        Income      VIP Index 500
                                                   --------------    -------------    -------------    ----------    -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                          $       45,110    $      85,649    $      14,319    $  143,981    $      47,697
Charges from Glenbrook Life and Annuity Company:
    Mortality and expense risk                            (66,802)         (59,756)         (67,712)      (16,084)         (43,953)
    Administrative expense                                 (5,125)          (4,793)          (5,295)       (1,321)          (3,442)
                                                   --------------    -------------    -------------    ----------    -------------

        Net investment income (loss)                      (26,817)          21,100          (58,688)      126,576              302
                                                   --------------    -------------    -------------    ----------    -------------

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                                 1,221,201        1,190,131        1,288,843       443,400          799,120
    Cost of investments sold                            1,527,896        1,488,294        2,324,373       655,596        1,030,533
                                                   --------------    -------------    -------------    ----------    -------------

        Realized gains (losses) on fund shares           (306,695)        (298,163)      (1,035,530)     (212,196)        (231,413)

Realized gain distributions                                    --          116,578               --            --               --
                                                   --------------    -------------    -------------    ----------    -------------

        Net realized gains (losses)                      (306,695)        (181,585)      (1,035,530)     (212,196)        (231,413)

Change in unrealized gains (losses)                      (241,604)        (870,307)        (989,777)      106,485         (702,023)
                                                   --------------    -------------    -------------    ----------    -------------

        Net realized and unrealized gains
           (losses) on investments                       (548,299)      (1,051,892)      (2,025,307)     (105,711)        (933,436)
                                                   --------------    -------------    -------------    ----------    -------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                                $     (575,116)   $  (1,030,792)   $  (2,083,995)   $   20,865    $    (933,134)
                                                   ==============    =============    =============    ==========    =============

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------

                                                 Fidelity Variable
                                                     Insurance
                                                   Products Fund                Fidelity Variable Insurance Products Fund
                                                    Sub-Accounts                     (Service Class 2) Sub-Accounts
                                                 -----------------  ---------------------------------------------------------------
                                                                       VIP Asset
                                                                        Manager       VIP Contrafund     VIP Equity-     VIP Growth
                                                                    Growth (Service      (Service      Income (Service    (Service
                                                   VIP Overseas        Class 2)          Class 2)         Class 2)        Class 2)
                                                 -----------------  ---------------   --------------   ---------------   ----------
NET INVESTMENT INCOME (LOSS)
Dividends                                        $           5,513  $           366   $        3,236   $        22,754   $      558
Charges from Glenbrook Life and Annuity Company:
    Mortality and expense risk                              (8,296)            (285)         (10,263)          (31,234)      (8,459)
    Administrative expense                                    (640)             (21)            (714)           (2,154)        (600)
                                                 -----------------  ---------------   --------------   ---------------   ----------

        Net investment income (loss)                        (3,423)              60           (7,741)          (10,634)      (8,501)
                                                 -----------------  ---------------   --------------   ---------------   ----------

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                                    173,476           16,875           91,776           559,554      211,896
    Cost of investments sold                               289,381           19,062           99,432           642,251      271,764
                                                 -----------------  ---------------   --------------   ---------------   ----------

        Realized gains (losses) on fund shares            (115,905)          (2,187)          (7,656)          (82,697)     (59,868)

Realized gain distributions                                     --               --               --            32,792           --
                                                 -----------------  ---------------   --------------   ---------------   ----------

        Net realized gains (losses)                       (115,905)          (2,187)          (7,656)          (49,905)     (59,868)

Change in unrealized gains (losses)                        (36,852)          (2,596)         (79,457)         (416,572)    (168,897)
                                                 -----------------  ---------------   --------------   ---------------   ----------

        Net realized and unrealized gains
           (losses) on investments                        (152,757)          (4,783)         (87,113)         (466,477)    (228,765)
                                                 -----------------  ---------------   --------------   ---------------   ----------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                              $        (156,180) $        (4,723)  $      (94,854)  $      (477,111)  $ (237,266)
                                                 =================  ===============   ==============   ===============   ==========

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                        Franklin Templeton
                                                      Fidelity Variable Insurance Products              Variable Insurance
                                                       Fund (Service Class 2) Sub-Accounts         Products Trust Sub-Accounts
                                                  ---------------------------------------------  --------------------------------

                                                      VIP High     VIP Index 500  VIP Overseas   Franklin Global
                                                  Income (Service    (Service       (Service       Health Care        Franklin
                                                      Class 2)       Class 2)       Class 2)     Securities (d)    Small Cap (d)
                                                  ---------------  -------------  -------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                                         $        21,080  $      12,738  $         318  $            --  $           397
Charges from Glenbrook Life and Annuity Company:
    Mortality and expense risk                             (6,224)       (21,712)          (713)             (91)          (1,987)
    Administrative expense                                   (418)        (1,494)           (51)              (6)            (145)
                                                  ---------------  -------------  -------------  ---------------  ---------------

        Net investment income (loss)                       14,438        (10,468)          (446)             (97)          (1,735)
                                                  ---------------  -------------  -------------  ---------------  ---------------

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                                   130,655        551,470         13,559           35,352           15,948
    Cost of investments sold                              145,157        631,688         16,480           36,937           20,408
                                                  ---------------  -------------  -------------  ---------------  ---------------

        Realized gains (losses) on fund shares            (14,502)       (80,218)        (2,921)          (1,585)          (4,460)

Realized gain distributions                                    --             --             --               --               --
                                                  ---------------  -------------  -------------  ---------------  ---------------

        Net realized gains (losses)                       (14,502)       (80,218)        (2,921)          (1,585)          (4,460)

Change in unrealized gains (losses)                        19,237       (335,036)       (10,074)            (252)         (44,720)
                                                  ---------------  -------------  -------------  ---------------  ---------------

        Net realized and unrealized gains
           (losses) on investments                          4,735       (415,254)       (12,995)          (1,837)         (49,180)
                                                  ---------------  -------------  -------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                               $        19,173  $    (425,722) $     (13,441) $        (1,934) $       (50,915)
                                                  ===============  =============  =============  ===============  ===============

(d) On April 30, 2002, Franklin Global Health Care Securities merged into Franklin Small Cap

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
---------------------------------------------------------------------------------------------------------------------------------

                                                        Franklin Templeton Variable Insurance Products Trust Sub-Accounts
                                                  -------------------------------------------------------------------------------
                                                                                    Templeton
                                                      Franklin                      Developing     Templeton         Templeton
                                                     Technology    Mutual Shares     Markets        Foreign        Global Income
                                                     Securities     Securities      Securities   Securities (e)     Securities
                                                  ---------------  -------------  -------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                                         $            --  $       5,117  $          --  $         1,535  $         3,289
Charges from Glenbrook Life and Annuity Company:
    Mortality and expense risk                                (62)        (7,496)           (19)          (1,326)          (4,831)
    Administrative expense                                     (4)          (563)            (1)             (99)            (348)
                                                  ---------------  -------------  -------------  ---------------  ---------------

        Net investment income (loss)                          (66)        (2,942)           (20)             110           (1,890)
                                                  ---------------  -------------  -------------  ---------------  ---------------

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                                     1,263         94,325             19           14,381           56,364
    Cost of investments sold                                1,418        104,968             18           18,619           51,254
                                                  ---------------  -------------  -------------  ---------------  ---------------

        Realized gains (losses) on fund shares               (155)       (10,643)             1           (4,238)           5,110

Realized gain distributions                                    --         12,689             --               --               --
                                                  ---------------  -------------  -------------  ---------------  ---------------

        Net realized gains (losses)                          (155)         2,046              1           (4,238)           5,110

Change in unrealized gains (losses)                        (2,073)       (79,789)           260          (18,841)          64,133
                                                  ---------------  -------------  -------------  ---------------  ---------------

        Net realized and unrealized gains
           (losses) on investments                         (2,228)       (77,743)           261          (23,079)          69,243
                                                  ---------------  -------------  -------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                               $        (2,294) $     (80,685) $         241  $       (22,969) $        67,353
                                                  ===============  =============  =============  ===============  ===============

(e) Previously known as Templeton International Securities

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------------------------------------------------------
                                                      Franklin
                                                  Templeton Variable
                                                      Insurance
                                                   Products Trust
                                                     Sub-Accounts         Goldman Sachs Variable Insurance Trust Sub-Accounts
                                                  ------------------  ----------------------------------------------------------

                                                       Templeton                        VIT CORE      VIT CORE
                                                        Growth         VIT Capital     Large Cap      Small Cap       VIT CORE
                                                      Securities         Growth        Growth (f)      Equity       U.S. Equity
                                                  ------------------  -------------  -------------  -------------  -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                         $           12,590  $         137  $          --  $         837  $       1,354
Charges from Glenbrook Life and Annuity Company:
    Mortality and expense risk                                (7,729)        (2,032)            (2)        (4,505)        (3,501)
    Administrative expense                                      (579)          (149)            --           (304)          (233)
                                                  ------------------  -------------  -------------  -------------  -------------

        Net investment income (loss)                           4,282         (2,044)            (2)        (3,972)        (2,380)
                                                  ------------------  -------------  -------------  -------------  -------------

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                                       64,086        110,725          3,664         56,961         44,442
    Cost of investments sold                                  77,369        160,172          6,575         55,118         60,581
                                                  ------------------  -------------  -------------  -------------  -------------

        Realized gains (losses) on fund shares               (13,283)       (49,447)        (2,911)         1,843        (16,139)

Realized gain distributions                                   12,379             (1)            --             --             --
                                                  ------------------  -------------  -------------  -------------  -------------

        Net realized gains (losses)                             (904)       (49,448)        (2,911)         1,843        (16,139)

Change in unrealized gains (losses)                         (130,760)        (8,570)         2,906        (53,662)       (45,079)
                                                  ------------------  -------------  -------------  -------------  -------------

        Net realized and unrealized gains
           (losses) on investments                          (131,664)       (58,018)            (5)       (51,819)       (61,218)
                                                  ------------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                               $         (127,382) $     (60,062) $          (7) $     (55,791) $     (63,598)
                                                  ==================  =============  =============  =============  =============

(f) For the Period Beginning January 1, 2002 and Ended on April 30, 2002

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                                   LSA Variable
                                                                                                                   Series Trust
                                                        Goldman Sachs Variable Insurance Trust Sub-Accounts        Sub-Accounts
                                                  --------------------------------------------------------------  ---------------

                                                                                      VIT
                                                     VIT Global     VIT Growth    International    VIT Mid Cap      LSA Focused
                                                     Income (f)     and Income       Equity          Value             Equity
                                                  ---------------  -------------  -------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                                         $            --  $         100  $         202  $            65  $            --
Charges from Glenbrook Life and Annuity Company:
    Mortality and expense risk                                (66)          (131)          (261)             (81)            (309)
    Administrative expense                                     (5)            (9)           (17)              (7)             (21)
                                                  ---------------  -------------  -------------  ---------------  ---------------

        Net investment income (loss)                          (71)           (40)           (76)             (23)            (330)
                                                  ---------------  -------------  -------------  ---------------  ---------------

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                                   156,765          4,736            280               91            4,833
    Cost of investments sold                              158,636          6,031            484               87            5,690
                                                  ---------------  -------------  -------------  ---------------  ---------------

        Realized gains (losses) on fund shares             (1,871)        (1,295)          (204)               4             (857)

Realized gain distributions                                    --             --             --               19               --
                                                  ---------------  -------------  -------------  ---------------  ---------------

        Net realized gains (losses)                        (1,871)        (1,295)          (204)              23             (857)

Change in unrealized gains (losses)                         3,122             93         (3,686)            (381)          (6,180)
                                                  ---------------  -------------  -------------  ---------------  ---------------

        Net realized and unrealized gains
           (losses) on investments                          1,251         (1,202)        (3,890)            (358)          (7,037)
                                                  ---------------  -------------  -------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                               $         1,180  $      (1,242) $      (3,966) $          (381) $        (7,367)
                                                  ===============  =============  =============  ===============  ===============

(f) For the Period Beginning January 1, 2002 and Ended on April 30, 2002

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
---------------------------------------------------------------------------------------------------------------------------------

                                                   LSA Variable
                                                   Series Trust
                                                   Sub-Accounts             MFS Variable Insurance Trust Sub-Accounts
                                                  ---------------  --------------------------------------------------------------

                                                    LSA Growth     MFS Emerging   MFS Investors      MFS New
                                                      Equity          Growth          Trust         Discovery       MFS Research
                                                  ---------------  -------------  -------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                                         $            19  $          --  $       4,649  $            --  $         4,431
Charges from Glenbrook Life and Annuity Company:
    Mortality and expense risk                               (257)       (35,166)       (10,259)          (3,950)         (22,108)
    Administrative expense                                    (16)        (2,760)          (825)            (318)          (1,633)
                                                  ---------------  -------------  -------------  ---------------  ---------------

        Net investment income (loss)                         (254)       (37,926)        (6,435)          (4,268)         (19,310)
                                                  ---------------  -------------  -------------  ---------------  ---------------

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                                     2,243        533,582        232,781          133,439          296,229
    Cost of investments sold                                2,128      1,102,310        296,207          180,703          464,394
                                                  ---------------  -------------  -------------  ---------------  ---------------

        Realized gains (losses) on fund shares                115       (568,728)       (63,426)         (47,264)        (168,165)

Realized gain distributions                                    --             --             --               --               --
                                                  ---------------  -------------  -------------  ---------------  ---------------

        Net realized gains (losses)                           115       (568,728)       (63,426)         (47,264)        (168,165)

Change in unrealized gains (losses)                        (2,570)      (636,966)      (148,017)         (79,718)        (308,424)
                                                  ---------------  -------------  -------------  ---------------  ---------------

        Net realized and unrealized gains
           (losses) on investments                         (2,455)    (1,205,694)      (211,443)        (126,982)        (476,589)
                                                  ---------------  -------------  -------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                               $        (2,709) $  (1,243,620) $    (217,878) $      (131,250) $      (495,899)
                                                  ===============  =============  =============  ===============  ===============

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
----------------------------------------------------------------------------------------------------------------------------------

                                                   MFS Variable
                                                  Insurance Trust
                                                    Sub-Accounts      MFS Variable Insurance Trust (Service Class) Sub-Accounts
                                                  ---------------  ---------------------------------------------------------------

                                                                                                         MFS
                                                                     MFS Emerging   MFS Investors   New Discovery    MFS Research
                                                                   Growth (Service  Trust (Service    (Service         (Service
                                                   MFS Utilities        Class)          Class)         Class)           Class)
                                                  ---------------  ---------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                         $           154  $            --  $        2,455  $           --  $          305
Charges from Glenbrook Life and Annuity Company:
    Mortality and expense risk                               (174)          (7,780)         (8,169)         (6,618)         (4,470)
    Administrative expense                                    (13)            (517)           (565)           (473)           (314)
                                                  ---------------  ---------------  --------------  --------------  --------------

        Net investment income (loss)                          (33)          (8,297)         (6,279)         (7,091)         (4,479)
                                                  ---------------  ---------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                                       465          156,160         169,246         123,289          66,340
    Cost of investments sold                                  566          205,182         205,021         147,515          86,326
                                                  ---------------  ---------------  --------------  --------------  --------------

        Realized gains (losses) on fund shares               (101)         (49,022)        (35,775)        (24,226)        (19,986)

Realized gain distributions                                    --               --              --              --              --
                                                  ---------------  ---------------  --------------  --------------  --------------

        Net realized gains (losses)                          (101)         (49,022)        (35,775)        (24,226)        (19,986)

Change in unrealized gains (losses)                        (3,058)        (171,459)       (110,482)       (147,261)        (75,308)
                                                  ---------------  ---------------  --------------  --------------  --------------

        Net realized and unrealized gains
           (losses) on investments                         (3,159)        (220,481)       (146,257)       (171,487)        (95,294)
                                                  ---------------  ---------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                               $        (3,192) $      (228,778) $     (152,536) $     (178,578) $      (99,773)
                                                  ===============  ===============  ==============  ==============  ==============

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
---------------------------------------------------------------------------------------------------------------------------------

                                                    MFS Variable                                                    Oppenheimer
                                                  Insurance Trust                                                    Variable
                                                  (Service Class)          Neuberger & Berman Advisers             Account Funds
                                                    Sub-Accounts          Management Trust Sub-Accounts            Sub-Accounts
                                                  ---------------  ---------------------------------------------  ---------------

                                                   MFS Utilities                       AMT                          Oppenheimer
                                                     (Service          AMT           Mid-Cap           AMT          Aggressive
                                                      Class)         Guardian        Growth          Partners         Growth
                                                  ---------------  -------------  -------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                                         $        13,997  $          83  $          --  $           765  $        12,567
Charges from Glenbrook Life and Annuity Company:
    Mortality and expense risk                             (7,365)          (158)          (414)          (2,019)         (27,267)
    Administrative expense                                   (517)           (11)           (30)            (136)          (2,038)
                                                  ---------------  -------------  -------------  ---------------  ---------------

        Net investment income (loss)                        6,115            (86)          (444)          (1,390)         (16,738)
                                                  ---------------  -------------  -------------  ---------------  ---------------

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                                   214,421          5,821         10,540           29,769          459,657
    Cost of investments sold                              287,536          7,147         20,642           43,791          784,145
                                                  ---------------  -------------  -------------  ---------------  ---------------

        Realized gains (losses) on fund shares            (73,115)        (1,326)       (10,102)         (14,022)        (324,488)

Realized gain distributions                                    --             --             --               --               --
                                                  ---------------  -------------  -------------  ---------------  ---------------

        Net realized gains (losses)                       (73,115)        (1,326)       (10,102)         (14,022)        (324,488)

Change in unrealized gains (losses)                       (92,559)        (1,986)        (1,507)         (24,342)        (368,454)
                                                  ---------------  -------------  -------------  ---------------  ---------------

        Net realized and unrealized gains
           (losses) on investments                       (165,674)        (3,312)       (11,609)         (38,364)        (692,942)
                                                  ---------------  -------------  -------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                               $      (159,559) $      (3,398) $     (12,053) $       (39,754) $      (709,680)
                                                  ===============  =============  =============  ===============  ===============

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
---------------------------------------------------------------------------------------------------------------------------------

                                                                 Oppenheimer Variable Account Funds Sub-Accounts
                                                  -------------------------------------------------------------------------------
                                                                                   Oppenheimer
                                                    Oppenheimer      Oppenheimer   Main Street     Oppenheimer      Oppenheimer
                                                     Capital           Global       Growth &        Multiple         Strategic
                                                   Appreciation      Securities      Income        Strategies           Bond
                                                  ---------------  -------------  -------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                                         $        29,373  $      15,375  $      58,815  $       128,089  $       256,715
Charges from Glenbrook Life and Annuity Company:
    Mortality and expense risk                            (70,480)       (35,983)      (103,314)         (53,464)         (54,356)
    Administrative expense                                 (5,308)        (2,837)        (7,917)          (4,094)          (4,032)
                                                  ---------------  -------------  -------------  ---------------  ---------------

        Net investment income (loss)                      (46,415)       (23,445)       (52,416)          70,531          198,327
                                                  ---------------  -------------  -------------  ---------------  ---------------

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                                 1,113,962        627,187      2,041,206          813,329          917,471
    Cost of investments sold                            1,491,196        822,048      2,530,243          919,486          941,626
                                                  ---------------  -------------  -------------  ---------------  ---------------

        Realized gains (losses) on fund shares           (377,234)      (194,861)      (489,037)        (106,157)         (24,155)

Realized gain distributions                                    --             --             --           53,164               --
                                                  ---------------  -------------  -------------  ---------------  ---------------

        Net realized gains (losses)                      (377,234)      (194,861)      (489,037)         (52,993)         (24,155)

Change in unrealized gains (losses)                    (1,375,580)      (536,796)    (1,282,675)        (510,913)          81,305
                                                  ---------------  -------------  -------------  ---------------  ---------------

        Net realized and unrealized gains
           (losses) on investments                     (1,752,814)      (731,657)    (1,771,712)        (563,906)          57,150
                                                  ---------------  -------------  -------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                               $    (1,799,229) $    (755,102) $  (1,824,128) $      (493,375) $       255,477
                                                  ===============  =============  =============  ===============  ===============

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
----------------------------------------------------------------------------------------------------------------------------------

                                                                          Putnam Variable Trust Sub-Accounts
                                                  --------------------------------------------------------------------------------

                                                  VT Diversified     VT Growth      VT Growth       VT Health     VT International
                                                      Income        and Income    Opportunities     Sciences           Growth
                                                  ---------------  -------------  -------------  ---------------  ----------------
NET INVESTMENT INCOME (LOSS)
Dividends                                         $        49,878  $       9,063  $          --  $            --  $             --
Charges from Glenbrook Life and Annuity Company:
    Mortality and expense risk                            (11,018)        (7,350)        (1,445)          (8,689)              (38)
    Administrative expense                                   (761)          (535)          (100)            (605)               (1)
                                                  ---------------  -------------  -------------  ---------------  ----------------

        Net investment income (loss)                       38,099          1,178         (1,545)          (9,294)              (39)
                                                  ---------------  -------------  -------------  ---------------  ----------------

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                                    91,861        279,527         57,949          161,127               665
    Cost of investments sold                               94,287        327,591         77,225          196,351               672
                                                  ---------------  -------------  -------------  ---------------  ----------------

        Realized gains (losses) on fund shares             (2,426)       (48,064)       (19,276)         (35,224)               (7)

Realized gain distributions                                    --          3,406             --               --                --
                                                  ---------------  -------------  -------------  ---------------  ----------------

        Net realized gains (losses)                        (2,426)       (44,658)       (19,276)         (35,224)               (7)

Change in unrealized gains (losses)                         6,666        (88,314)       (18,740)        (113,653)             (180)
                                                  ---------------  -------------  -------------  ---------------  ----------------

        Net realized and unrealized gains
           (losses) on investments                          4,240       (132,972)       (38,016)        (148,877)             (187)
                                                  ---------------  -------------  -------------  ---------------  ----------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                               $        42,339  $    (131,794) $     (39,561) $      (158,171) $           (226)
                                                  ===============  =============  =============  ===============  ================

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                      STI Classic Variable
                                                       Putnam Variable Trust Sub-Accounts              Trust Sub-Accounts
                                                  ---------------------------------------------  --------------------------------

                                                        VT              VT            VT          STI Capital      STI Growth
                                                     New Value       Research      Voyager II     Appreciation      & Income
                                                  ---------------  -------------  -------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                                         $         3,016  $          56  $          --  $            --  $        16,896
Charges from Glenbrook Life and Annuity Company:
    Mortality and expense risk                             (5,715)          (400)        (8,179)         (34,607)         (32,369)
    Administrative expense                                   (404)           (11)          (573)          (2,588)          (2,462)
                                                  ---------------  -------------  -------------  ---------------  ---------------

        Net investment income (loss)                       (3,103)          (355)        (8,752)         (37,195)         (17,935)
                                                  ---------------  -------------  -------------  ---------------  ---------------

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                                   177,535         10,254         96,114          532,231          390,700
    Cost of investments sold                              210,660         11,531        123,270          662,774          470,229
                                                  ---------------  -------------  -------------  ---------------  ---------------

        Realized gains (losses) on fund shares            (33,125)        (1,277)       (27,156)        (130,543)         (79,529)

Realized gain distributions                                10,189             --             --          100,855               --
                                                  ---------------  -------------  -------------  ---------------  ---------------

        Net realized gains (losses)                       (22,936)        (1,277)       (27,156)         (29,688)         (79,529)

Change in unrealized gains (losses)                       (54,921)        (4,063)      (178,981)        (565,954)        (525,975)
                                                  ---------------  -------------  -------------  ---------------  ---------------

        Net realized and unrealized gains
           (losses) on investments                        (77,857)        (5,340)      (206,137)        (595,642)        (605,504)
                                                  ---------------  -------------  -------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                               $       (80,960) $      (5,695) $    (214,889) $      (632,837) $      (623,439)
                                                  ===============  =============  =============  ===============  ===============

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
----------------------------------------------------------------------------------------------------------------------------------

                                                                         STI Classic Variable Trust Sub-Accounts
                                                  --------------------------------------------------------------------------------

                                                  STI International   STI Investment  STI Mid-Cap      STI Quality      STI Small
                                                       Equity           Grade Bond      Equity       Growth Stock (g)  Cap Equity
                                                  -----------------  ---------------  -----------   -----------------  -----------
NET INVESTMENT INCOME (LOSS)
Dividends                                         $              --  $       182,725  $        --   $              --  $    14,296
Charges from Glenbrook Life and Annuity Company:
    Mortality and expense risk                               (3,854)         (54,401)     (15,910)            (13,810)     (31,541)
    Administrative expense                                     (292)          (3,910)      (1,158)               (969)      (2,391)
                                                  -----------------  ---------------  -----------   -----------------  -----------

        Net investment income (loss)                         (4,146)         124,414      (17,068)            (14,779)     (19,636)
                                                  -----------------  ---------------  -----------   -----------------  -----------

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                                      98,338          874,782      263,970           1,486,980      437,703
    Cost of investments sold                                118,167          872,389      342,069           2,099,351      425,037
                                                  -----------------  ---------------  -----------   -----------------  -----------

        Realized gains (losses) on fund shares              (19,829)           2,393      (78,099)           (612,371)      12,666

Realized gain distributions                                   1,804               --          754                 323           --
                                                  -----------------  ---------------  -----------   -----------------  -----------

        Net realized gains (losses)                         (18,025)           2,393      (77,345)           (612,048)      12,666

Change in unrealized gains (losses)                         (45,135)         137,755     (302,571)            302,139     (132,640)
                                                  -----------------  ---------------  -----------   -----------------  -----------

        Net realized and unrealized gains
           (losses) on investments                          (63,160)         140,148     (379,916)           (309,909)    (119,974)
                                                  -----------------  ---------------  -----------   -----------------  -----------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                               $         (67,306) $       264,562  $  (396,984)  $        (324,688) $  (139,610)
                                                  =================  ===============  ===========   =================  ===========

(g) For the Period Beginning January 1, 2002 and Ended September 6, 2002

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
-------------------------------------------------------------------------------------------------------------------------------

                                                    STI Classic
                                                  Variable Trust
                                                   Sub-Accounts        The Universal Institutional Funds, Inc. Sub-Accounts
                                                  ---------------  ------------------------------------------------------------

                                                     STI Value     Van Kampen  Van Kampen     Van Kampen          Van Kampen
                                                      Income       UIF Equity  UIF Fixed   UIF Global Value   UIF International
                                                      Stock        Growth (h)  Income (i)     Equity (j)          Magnum (k)
                                                  ---------------  ----------  ----------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                                         $        24,118  $      278  $   48,929  $             517  $              --
Charges from Glenbrook Life and Annuity Company:
    Mortality and expense risk                            (21,045)     (2,270)    (12,459)              (454)               (18)
    Administrative expense                                 (1,594)       (159)       (889)               (37)                (1)
                                                  ---------------  ----------  ----------  -----------------  -----------------

        Net investment income (loss)                        1,479      (2,151)     35,581                 26                (19)
                                                  ---------------  ----------  ----------  -----------------  -----------------

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                                   283,119      16,008     244,816              1,022              5,442
    Cost of investments sold                              331,233      22,927     244,219              1,165              7,633
                                                  ---------------  ----------  ----------  -----------------  -----------------

        Realized gains (losses) on fund shares            (48,114)     (6,919)        597               (143)            (2,191)

Realized gain distributions                                    --          --      11,220                460                 --
                                                  ---------------  ----------  ----------  -----------------  -----------------

        Net realized gains (losses)                       (48,114)     (6,919)     11,817                317             (2,191)

Change in unrealized gains (losses)                      (287,281)    (47,596)      4,459             (8,548)             2,132
                                                  ---------------  ----------  ----------  -----------------  -----------------

        Net realized and unrealized gains
           (losses) on investments                       (335,395)    (54,515)     16,276             (8,231)               (59)
                                                  ---------------  ----------  ----------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                               $      (333,916) $  (56,666) $   51,857  $          (8,205) $             (78)
                                                  ===============  ==========  ==========  =================  =================

(h) Previously known as UIF Equity Growth

(i) Previously known as UIF Fixed Income

(j) Previously known as UIF Global Value Equity

(k) Previously known as UIF International Magnum

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
-------------------------------------------------------------------------------------------------------

                                                   The Universal Institutional Funds, Inc. Sub-Accounts
                                                   ----------------------------------------------------

                                                      Van Kampen       Van Kampen
                                                     UIF Mid Cap         UIF U.S.         Van Kampen
                                                      Value (l)      Real Estate (m)     UIF Value (n)
                                                   ---------------   ---------------    ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                                          $            --   $           129    $         2,138
Charges from Glenbrook Life and Annuity Company:
    Mortality and expense risk                              (5,569)               (5)            (3,192)
    Administrative expense                                    (418)               --               (218)
                                                   ---------------   ---------------    ---------------

        Net investment income (loss)                        (5,987)              124             (1,272)
                                                   ---------------   ---------------    ---------------

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                                     64,491             4,980             61,322
    Cost of investments sold                                76,449             4,999             65,511
                                                   ---------------   ---------------    ---------------

        Realized gains (losses) on fund shares             (11,958)              (19)            (4,189)

Realized gain distributions                                     --                88                 --
                                                   ---------------   ---------------    ---------------

        Net realized gains (losses)                        (11,958)               69             (4,189)

Change in unrealized gains (losses)                       (127,663)             (168)           (50,854)
                                                   ---------------   ---------------    ---------------

        Net realized and unrealized gains
           (losses) on investments                        (139,621)              (99)           (55,043)
                                                   ---------------   ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                                $      (145,608)  $            25    $       (56,315)
                                                   ===============   ===============    ===============

(l) Previously known as UIF Mid Cap Value

(m) Previously known as UIF U.S. Real Estate

(n) Previously known as UIF Value

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                     AIM Variable Insurance Funds Sub-Accounts
                                            ---------------------------------------------------------------------------------------

                                                    AIM V. I.
                                                Aggressive Growth           AIM V. I. Balanced       AIM V. I. Capital Appreciation
                                            ------------------------   ---------------------------   ------------------------------

                                                2002       2001 (o)       2002            2001            2002            2001
                                            -----------   ----------   ------------   ------------   --------------   -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                $    (1,093)  $     (110)  $     43,864   $     21,609   $      (61,684)  $     (71,898)
Net realized gains (losses)                      (3,411)           4       (268,000)       (75,780)        (692,067)        105,009
Change in unrealized gains (losses)             (18,724)       2,386       (628,541)      (418,926)        (541,646)     (1,454,912)
                                            -----------   ----------   ------------   ------------   --------------   -------------
Increase (decrease) in net assets
   from operations                              (23,228)       2,280       (852,677)      (473,097)      (1,295,397)     (1,421,801)
                                            -----------   ----------   ------------   ------------   --------------   -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                         91,264       25,648        312,761        642,297          139,207         938,674
Benefit payments                                     --           --        (78,455)       (38,786)         (16,753)        (34,209)
Payments on termination                         (32,972)          --       (393,950)      (319,495)        (345,275)       (299,786)
Contract maintenance charge                         (13)          --         (2,178)          (572)          (3,428)         (1,672)
Transfers among the sub-accounts
   and with the Fixed Account - net               8,961        1,483        435,105      1,491,615         (278,043)        631,882
                                            -----------   ----------   ------------   ------------   --------------   -------------

Increase (decrease) in net assets
   from capital transactions                     67,240       27,131        273,283      1,775,059         (504,292)      1,234,889
                                            -----------   ----------   ------------   ------------   --------------   -------------

INCREASE (DECREASE) IN NET ASSETS                44,012       29,411       (579,394)     1,301,962       (1,799,689)       (186,912)

NET ASSETS AT BEGINNING OF PERIOD                29,411           --      4,355,810      3,053,848        5,112,390       5,299,302
                                            -----------   ----------   ------------   ------------   --------------   -------------

NET ASSETS AT END OF PERIOD                 $    73,423   $   29,411   $  3,776,416   $  4,355,810   $    3,312,701   $   5,112,390
                                            ===========   ==========   ============   ============   ==============   =============

UNITS OUTSTANDING
   Units outstanding at beginning of period       3,419           --        440,039        257,109          529,933         385,019
    Units issued                                 11,863        3,419        200,177        274,652           64,778         243,270
    Units redeemed                               (4,274)          --       (165,054)       (91,722)        (129,307)        (98,356)
                                            -----------   ----------   ------------   ------------   --------------   -------------
   Units outstanding at end of period            11,008        3,419        475,162        440,039          465,404         529,933
                                            ===========   ==========   ============   ============   ==============   =============

(o) For the Period Beginning May 1, 2001 and Ended December 31, 2001

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                    AIM Variable Insurance Funds Sub-Accounts
                                             --------------------------------------------------------------------------------------

                                                                              AIM V. I. Dent
                                              AIM V. I. Core Equity (a)        Demographics          AIM V. I. Diversified Income
                                             --------------------------   -----------------------   -------------------------------

                                                2002           2001          2002       2001 (o)        2002             2001
                                             -----------   ------------   ----------   ----------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $   (37,674)  $    (52,773)  $     (127)  $      (51)  $       80,376   $        9,036
Net realized gains (losses)                     (371,135)      (222,787)        (467)         (54)          (7,426)          (9,007)
Change in unrealized gains (losses)             (213,825)      (766,520)      (2,350)         (62)         (38,755)           4,339
                                             -----------   ------------   ----------   ----------   --------------   --------------
Increase (decrease) in net assets
   from operations                              (622,634)    (1,042,080)      (2,944)        (167)          34,195            4,368
                                             -----------   ------------   ----------   ----------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                          80,426        729,977           --        4,305          839,850           43,398
Benefit payments                                 (71,171)       (70,811)          --           --           (5,988)              --
Payments on termination                         (323,811)      (464,257)      (2,011)        (421)          (8,770)         (66,415)
Contract maintenance charge                       (2,247)          (665)          (4)          --             (104)             (15)
Transfers among the sub-accounts
   and with the Fixed Account - net             (243,686)       818,935        1,843        5,105          121,899            1,013
                                             -----------   ------------   ----------   ----------   --------------   --------------

Increase (decrease) in net assets
   from capital transactions                    (560,489)     1,013,179         (172)       8,989          946,887          (22,019)
                                             -----------   ------------   ----------   ----------   --------------   --------------

INCREASE (DECREASE) IN NET ASSETS             (1,183,123)       (28,901)      (3,116)       8,822          981,082          (17,651)

NET ASSETS AT BEGINNING OF PERIOD              3,890,737      3,919,638        8,822           --          175,313          192,964
                                             -----------   ------------   ----------   ----------   --------------   --------------

NET ASSETS AT END OF PERIOD                  $ 2,707,614   $  3,890,737   $    5,706   $    8,822   $    1,156,395   $      175,313
                                             ===========   ============   ==========   ==========   ==============   ==============

UNITS OUTSTANDING
   Units outstanding at beginning of period      439,775        306,577        1,044           --           17,546           19,823
    Units issued                                  47,661        215,105          389        1,099          104,441            5,323
    Units redeemed                              (117,421)       (81,907)        (419)         (55)          (8,576)          (7,600)
                                             -----------   ------------   ----------   ----------   --------------   --------------
   Units outstanding at end of period            370,015        439,775        1,014        1,044          113,411           17,546
                                             ===========   ============   ==========   ==========   ==============   ==============

(a) Previously known as AIM V.I. Growth and Income

(o) For the Period Beginning May 1, 2001 and Ended December 31, 2001

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                               AIM Variable Insurance Funds Sub-Accounts
                                            ---------------------------------------------------------------------------------------

                                                                                   AIM V. I.
                                            AIM V. I. Global Utilities       Government Securities          AIM V. I. Growth
                                            ---------------------------   ---------------------------   ---------------------------

                                                2002           2001           2002           2001           2002           2001
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                $        293   $        (40)  $      6,466   $      4,958   $    (37,925)  $    (41,873)
Net realized gains (losses)                         (223)         1,811         19,019         26,469       (534,349)      (553,672)
Change in unrealized gains (losses)               (5,453)       (10,014)        13,712         (5,793)      (465,035)      (962,171)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
   from operations                                (5,383)        (8,243)        39,197         25,634     (1,037,309)    (1,557,716)
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                              --         25,000          7,069          6,570         44,242        634,235
Benefit payments                                      --             --        (10,855)            --        (42,729)       (53,067)
Payments on termination                               --             --        (74,454)      (462,745)      (226,163)      (303,307)
Contract maintenance charge                          (11)            (4)          (175)           147         (2,411)          (919)
Transfers among the sub-accounts
   and with the Fixed Account - net                   --        (25,005)       379,602        118,240        (61,538)       435,204
                                            ------------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets
   from capital transactions                         (11)            (9)       301,187       (337,788)      (288,599)       712,146
                                            ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS                 (5,394)        (8,252)       340,384       (312,154)    (1,325,908)      (845,570)

NET ASSETS AT BEGINNING OF PERIOD                 20,284         28,536        415,310        727,464      3,306,971      4,152,541
                                            ------------   ------------   ------------   ------------   ------------   ------------

NET ASSETS AT END OF PERIOD                 $     14,890   $     20,284   $    755,694   $    415,310   $  1,981,063   $  3,306,971
                                            ============   ============   ============   ============   ============   ============

UNITS OUTSTANDING
   Units outstanding at beginning of period        1,983          1,983         36,218         65,317        457,834        344,226
    Units issued                                      --             --         79,640         24,099        213,937        236,748
    Units redeemed                                    (2)            --        (53,843)       (53,198)      (268,914)      (123,140)
                                            ------------   ------------   ------------   ------------   ------------   ------------
   Units outstanding at end of period              1,981          1,983         62,015         36,218        402,857        457,834
                                            ============   ============   ============   ============   ============   ============

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                               AIM Variable Insurance Funds Sub-Accounts
                                            ---------------------------------------------------------------------------------------

                                                                                  AIM V. I.                      AIM V. I.
                                                AIM V. I. High Yield        International Growth (b)        Premier Equity (c)
                                            ---------------------------   ---------------------------   ---------------------------

                                                2002           2001           2002           2001           2002           2001
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                $     (8,091)  $     61,520   $     (1,122)  $     (1,822)  $    (68,850)  $    (96,143)
Net realized gains (losses)                      (67,593)       (32,929)        (9,776)        (7,288)      (983,907)      (199,791)
Change in unrealized gains (losses)               27,100        (61,435)       (13,701)       (39,409)    (1,372,229)      (838,201)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
   from operations                               (48,584)       (32,844)       (24,599)       (48,519)    (2,424,986)    (1,134,135)
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                          28,975        142,139             --         26,823        246,702      1,098,895
Benefit payments                                 (10,767)            --             --         (2,925)      (142,962)       (45,729)
Payments on termination                          (65,665)       (53,716)        (6,420)        (7,864)      (472,515)      (642,624)
Contract maintenance charge                         (247)           (68)          (168)           (88)        (3,910)        (1,348)
Transfers among the sub-accounts
   and with the Fixed Account - net               35,214        200,293         (8,702)         3,631       (368,038)       831,848
                                            ------------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets
   from capital transactions                     (12,490)       288,648        (15,290)        19,577       (740,723)     1,241,042
                                            ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS                (61,074)       255,804        (39,889)       (28,942)    (3,165,709)       106,907

NET ASSETS AT BEGINNING OF PERIOD                570,896        315,092        148,749        177,691      7,771,657      7,664,750
                                            ------------   ------------   ------------   ------------   ------------   ------------

NET ASSETS AT END OF PERIOD                 $    509,822   $    570,896   $    108,860   $    148,749   $  4,605,948   $  7,771,657
                                            ============   ============   ============   ============   ============   ============

UNITS OUTSTANDING
   Units outstanding at beginning of period       67,184         35,082         16,893         14,822        757,407        608,937
    Units issued                                  27,337         50,097            944          4,847        142,446        336,307
    Units redeemed                               (30,993)       (17,995)        (3,374)        (2,776)      (232,019)      (187,837)
                                            ------------   ------------   ------------   ------------   ------------   ------------
   Units outstanding at end of period             63,528         67,184         14,463         16,893        667,834        757,407
                                            ============   ============   ============   ============   ============   ============

(b) Previously known as AIM V.I. International Equity

(c) Previously known as AIM V.I. Value

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                      Dreyfus Socially Responsible
                                            American Century Variable Portfolios, Inc. Sub-Accounts   Growth Fund, Inc. Sub-Account
                                            -------------------------------------------------------   -----------------------------

                                                 American Century              American Century             Dreyfus Socially
                                                   VP Balanced                 VP International          Responsible Growth Fund
                                            -------------------------   ---------------------------   -----------------------------

                                               2002          2001           2002           2001           2002            2001
                                            -----------   -----------   ------------   ------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                $     1,657   $     5,211   $       (589)  $     (1,980)  $      (3,591)  $      (4,095)
Net realized gains (losses)                     (13,341)      (11,129)       (30,146)        13,254         (21,404)        (16,799)
Change in unrealized gains (losses)              (6,718)         (679)         5,906        (66,469)        (83,671)        (65,640)
                                            -----------   -----------   ------------   ------------   -------------   -------------
Increase (decrease) in net assets
   from operations                              (18,402)       (6,597)       (24,829)       (55,195)       (108,666)        (86,534)
                                            -----------   -----------   ------------   ------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                             --            --             80            112         117,534          34,697
Benefit payments                                     --        (5,256)            --             --          (4,709)             --
Payments on termination                          (6,378)     (149,593)        (9,095)        (2,824)        (21,589)        (42,579)
Contract maintenance charge                         (73)           (8)           (12)            34            (108)            (75)
Transfers among the sub-accounts
   and with the Fixed Account - net              (3,573)          300        (20,206)            (3)         13,308          17,694
                                            -----------   -----------   ------------   ------------   -------------   -------------

Increase (decrease) in net assets
   from capital transactions                    (10,024)     (154,557)       (29,233)        (2,681)        104,436           9,737
                                            -----------   -----------   ------------   ------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS               (28,426)     (161,154)       (54,062)       (57,876)         (4,230)        (76,797)

NET ASSETS AT BEGINNING OF PERIOD               142,061       303,215        127,514        185,390         263,644         340,441
                                            -----------   -----------   ------------   ------------   -------------   -------------

NET ASSETS AT END OF PERIOD                 $   113,635   $   142,061   $     73,452   $    127,514   $     259,414   $     263,644
                                            ===========   ===========   ============   ============   =============   =============

UNITS OUTSTANDING
   Units outstanding at beginning of period      11,837        23,997         11,744         11,918          25,858          24,539
    Units issued                                  3,418            25              8              9          18,101           7,011
    Units redeemed                               (4,633)      (12,185)        (3,133)          (183)         (4,498)         (5,692)
                                            -----------   -----------   ------------   ------------   -------------   -------------
   Units outstanding at end of period            10,622        11,837          8,619         11,744          39,461          25,858
                                            ===========   ===========   ============   ============   =============   =============

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                             Dreyfus Stock Index Fund
                                                   Sub-Account                   Dreyfus Variable Investment Fund Sub-Accounts
                                            ---------------------------   ---------------------------------------------------------

                                              Dreyfus Stock Index Fund       VIF Growth and Income           VIF Money Market
                                            ---------------------------   ---------------------------   ---------------------------

                                                2002           2001           2002           2001           2002           2001
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                $       (561)  $      4,164   $     (3,168)  $     (3,807)  $     (3,834)  $     15,626
Net realized gains (losses)                     (151,502)       (31,312)       (28,299)        (1,404)            --             --
Change in unrealized gains (losses)             (427,992)      (274,851)      (102,279)       (31,181)            --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
   from operations                              (580,055)      (301,999)      (133,746)       (36,392)        (3,834)        15,626
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                         549,863        363,468         32,285        171,762        384,209        312,303
Benefit payments                                 (35,468)        (6,112)            --             --             --             --
Payments on termination                         (163,477)      (237,560)       (55,228)       (82,535)      (715,901)      (361,758)
Contract maintenance charge                       (1,303)          (593)          (276)          (107)          (620)           (54)
Transfers among the sub-accounts
   and with the Fixed Account - net              140,640        (27,088)          (887)        59,251      1,376,010      1,467,386
                                            ------------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets
   from capital transactions                     490,255         92,115        (24,106)       148,371      1,043,698      1,417,877
                                            ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS                (89,800)      (209,884)      (157,852)       111,979      1,039,864      1,433,503

NET ASSETS AT BEGINNING OF PERIOD              1,997,069      2,206,953        498,211        386,232      1,611,911        178,408
                                            ------------   ------------   ------------   ------------   ------------   ------------

NET ASSETS AT END OF PERIOD                 $  1,907,269   $  1,997,069   $    340,359   $    498,211   $  2,651,775   $  1,611,911
                                            ============   ============   ============   ============   ============   ============

UNITS OUTSTANDING
   Units outstanding at beginning of period      185,002        171,195         45,351         30,513        146,458         16,839
    Units issued                                 130,448         48,419          9,200         23,066        402,706        242,765
    Units redeemed                               (66,673)       (34,612)       (12,075)        (8,228)      (307,313)      (113,146)
                                            ------------   ------------   ------------   ------------   ------------   ------------
   Units outstanding at end of period            248,777        185,002         42,476         45,351        241,851        146,458
                                            ============   ============   ============   ============   ============   ============

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                            Dreyfus Variable Investment   Federated Insurance Series    Fidelity Variable Insurance
                                                Fund Sub-Accounts                Sub-Account               Products Sub-Accounts
                                            ---------------------------------------------------------   ---------------------------

                                                                                  Federated
                                              VIF Small Company Stock         Prime Money Fund II             VIP Contrafund
                                            ---------------------------   ---------------------------   ---------------------------

                                                2002           2001           2002           2001           2002           2001
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                $       (705)  $       (939)  $     (6,326)  $     53,592   $    (26,817)  $    (37,337)
Net realized gains (losses)                          204          1,450             --             --       (306,695)      (106,821)
Change in unrealized gains (losses)              (12,677)        (3,166)            --             --       (241,604)      (708,982)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
   from operations                               (13,178)        (2,655)        (6,326)        53,592       (575,116)      (853,140)
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                              --             --        384,654      2,053,283         30,959        681,737
Benefit payments                                      --             --       (112,487)       (37,615)       (58,109)       (54,808)
Payments on termination                           (5,393)       (13,315)    (1,579,817)      (883,799)      (397,857)      (438,362)
Contract maintenance charge                          (61)           (42)        (1,936)          (511)        (3,506)        (1,589)
Transfers among the sub-accounts
   and with the Fixed Account - net                   (1)            21      4,632,706      3,108,600       (275,848)       653,470
                                            ------------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets
   from capital transactions                      (5,455)       (13,336)     3,323,120      4,239,958       (704,361)       840,448
                                            ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS                (18,633)       (15,991)     3,316,794      4,293,550     (1,279,477)       (12,692)

NET ASSETS AT BEGINNING OF PERIOD                 65,102         81,093      5,207,491        913,941      5,700,127      5,712,819
                                            ------------   ------------   ------------   ------------   ------------   ------------

NET ASSETS AT END OF PERIOD                 $     46,469   $     65,102   $  8,524,285   $  5,207,491   $  4,420,650   $  5,700,127
                                            ============   ============   ============   ============   ============   ============

UNITS OUTSTANDING
   Units outstanding at beginning of period        5,483          6,620        493,659         87,136        519,828        432,933
    Units issued                                      --             --      1,281,184        871,559         51,754        222,746
    Units redeemed                                  (530)        (1,137)      (961,334)      (465,036)      (120,279)      (135,851)
                                            ------------   ------------   ------------   ------------   ------------   ------------
   Units outstanding at end of period              4,953          5,483        813,509        493,659        451,303        519,828
                                            ============   ============   ============   ============   ============   ============

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                           Fidelity Variable Insurance Products Fund Sub-Accounts
                                            ---------------------------------------------------------------------------------------

                                                 VIP Equity-Income                 VIP Growth                 VIP High Income
                                            ---------------------------   ---------------------------   ---------------------------

                                                2002           2001           2002           2001           2002           2001
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                $     21,100   $      4,804   $    (58,688)  $    (95,221)  $    126,576   $    145,115
Net realized gains (losses)                     (181,585)       138,887     (1,035,530)        (7,781)      (212,196)      (155,744)
Change in unrealized gains (losses)             (870,307)      (448,316)      (989,777)    (1,507,574)       106,485       (207,945)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
   from operations                            (1,030,792)      (304,625)    (2,083,995)    (1,610,576)        20,865       (218,574)
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                         241,258        806,296         72,162        654,121         68,012        472,412
Benefit payments                                 (45,350)       (56,282)       (24,449)      (113,190)        (3,969)       (15,525)
Payments on termination                         (321,319)      (445,137)      (405,947)      (473,587)      (145,618)      (163,009)
Contract maintenance charge                       (2,423)          (608)        (3,799)        (1,659)          (530)          (118)
Transfers among the sub-accounts
   and with the Fixed Account - net             (210,502)     1,298,499       (591,016)       818,080        (61,639)        26,916
                                            ------------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets
   from capital transactions                    (338,336)     1,602,768       (953,049)       883,765       (143,744)       320,676
                                            ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS             (1,369,128)     1,298,143     (3,037,044)      (726,811)      (122,879)       102,102

NET ASSETS AT BEGINNING OF PERIOD              5,326,118      4,027,975      6,919,904      7,646,715      1,407,173      1,305,071
                                            ------------   ------------   ------------   ------------   ------------   ------------

NET ASSETS AT END OF PERIOD                 $  3,956,990   $  5,326,118   $  3,882,860   $  6,919,904   $  1,284,294   $  1,407,173
                                            ============   ============   ============   ============   ============   ============

UNITS OUTSTANDING
   Units outstanding at beginning of period      482,054        337,409        661,859        574,289        190,110        153,849
    Units issued                                  92,022        244,905         56,673        277,518         44,484         98,415
    Units redeemed                              (135,188)      (100,260)      (175,121)      (189,948)       (64,805)       (62,154)
                                            ------------   ------------   ------------   ------------   ------------   ------------
   Units outstanding at end of period            438,888        482,054        543,411        661,859        169,789        190,110
                                            ============   ============   ============   ============   ============   ============

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                             Fidelity Variable
                                                                                                        Insurance Products (Service
                                             Fidelity Variable Insurance Products Fund Sub-Accounts        Class 2) Sub-Accounts
                                            ---------------------------------------------------------   ---------------------------

                                                                                                         VIP Asset Manager Growth
                                                   VIP Index 500                  VIP Overseas               (Service Class 2)
                                            ---------------------------   ---------------------------   ---------------------------

                                                2002           2001           2002           2001           2002         2001 (o)
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                $        302   $    (18,248)  $     (3,423)  $     28,447   $         60   $        (55)
Net realized gains (losses)                     (231,413)       (72,731)      (115,905)        20,047         (2,187)          (568)
Change in unrealized gains (losses)             (702,023)      (396,350)       (36,852)      (254,067)        (2,596)           466
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
   from operations                              (933,134)      (487,329)      (156,180)      (205,573)        (4,723)          (157)
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                         131,764        500,527         47,777         58,152         22,567         19,572
Benefit payments                                (249,272)       (88,192)            --             --             --             --
Payments on termination                         (200,181)      (139,021)       (31,450)       (32,261)        (8,071)            --
Contract maintenance charge                       (1,789)          (596)          (440)          (266)            (8)            --
Transfers among the sub-accounts
   and with the Fixed Account - net              (37,257)     1,562,801       (120,684)       143,936         (4,372)        (3,691)
                                            ------------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets
   from capital transactions                    (356,735)     1,835,519       (104,797)       169,561         10,116         15,881
                                            ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS             (1,289,869)     1,348,190       (260,977)       (36,012)         5,393         15,724

NET ASSETS AT BEGINNING OF PERIOD              4,201,956      2,853,766        748,561        784,573         15,724             --
                                            ------------   ------------   ------------   ------------   ------------   ------------

NET ASSETS AT END OF PERIOD                 $  2,912,087   $  4,201,956   $    487,584   $    748,561   $     21,117   $     15,724
                                            ============   ============   ============   ============   ============   ============

UNITS OUTSTANDING
   Units outstanding at beginning of period      532,748        313,030        114,724         93,653          1,656             --
    Units issued                                  70,629        294,832         14,328         44,157          3,096          2,139
    Units redeemed                              (121,191)       (75,114)       (34,190)       (23,086)        (2,070)          (483)
                                            ------------   ------------   ------------   ------------   ------------   ------------
   Units outstanding at end of period            482,186        532,748         94,862        114,724          2,682          1,656
                                            ============   ============   ============   ============   ============   ============

(o) For the Period Beginning May 1, 2001 and Ended December 31, 2001

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                   Fidelity Variable Insurance Products Fund (Service Class 2) Sub-Accounts
                                            ---------------------------------------------------------------------------------------

                                                   VIP Contrafund             VIP Equity- Income               VIP Growth
                                                 (Service Class 2)             (Service Class 2)            (Service Class 2)
                                            ---------------------------   ---------------------------   ---------------------------

                                                2002         2001 (o)         2002           2001(o)       2002         2001 (o)
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                $     (7,741)  $     (1,683)  $    (10,634)  $     (5,307)  $     (8,501)  $     (1,794)
Net realized gains (losses)                       (7,656)        (1,383)       (49,905)        (6,922)       (59,868)        (1,206)
Change in unrealized gains (losses)              (79,457)         5,085       (416,572)        11,348       (168,897)        (5,026)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
   from operations                               (94,854)         2,019       (477,111)          (881)      (237,266)        (8,026)
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                         157,392        228,791        755,392        837,230        179,969        259,180
Benefit payments                                  (3,405)            --        (78,480)            --        (47,444)            --
Payments on termination                          (25,893)          (252)      (204,893)          (931)       (48,173)        (3,858)
Contract maintenance charge                         (235)            --           (533)            --           (226)            --
Transfers among the sub-accounts
   and with the Fixed Account - net              421,726        181,810      1,314,764        298,878        418,290        125,886
                                            ------------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets
   from capital transactions                     549,585        410,349      1,786,250      1,135,177        502,416        381,208
                                            ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS                454,731        412,368      1,309,139      1,134,296        265,150        373,182

NET ASSETS AT BEGINNING OF PERIOD                412,368             --      1,134,296             --        373,182             --
                                            ------------   ------------   ------------   ------------   ------------   ------------

NET ASSETS AT END OF PERIOD                 $    867,099   $    412,368   $  2,443,435   $  1,134,296   $    638,332   $    373,182
                                            ============   ============   ============   ============   ============   ============

UNITS OUTSTANDING
   Units outstanding at beginning of period       43,504             --        121,181             --         42,475             --
    Units issued                                  73,698         44,810        284,033        145,949        106,083         43,232
    Units redeemed                               (14,489)        (1,306)       (87,195)       (24,768)       (42,962)          (757)
                                            ------------   ------------   ------------   ------------   ------------   ------------
   Units outstanding at end of period            102,713         43,504        318,019        121,181        105,596         42,475
                                            ============   ============   ============   ============   ============   ============

(o) For the Period Beginning May 1, 2001 and Ended December 31, 2001

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                    Fidelity Variable Insurance Products Fund (Service Class 2) Sub-Accounts
                                            ---------------------------------------------------------------------------------------

                                                  VIP High Income                VIP Index 500                VIP Overseas
                                                 (Service Class 2)             (Service Class 2)            (Service Class 2)
                                            ---------------------------   ---------------------------   ---------------------------

                                                2002         2001 (o)         2002           2001 (o)        2002         2001 (o)
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                $     14,438   $       (769)  $    (10,468)  $     (5,705)  $       (446)  $       (195)
Net realized gains (losses)                      (14,502)           (39)       (80,218)          (511)        (2,921)           (16)
Change in unrealized gains (losses)               19,237         (4,798)      (335,036)       (23,417)       (10,074)        (1,610)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
   from operations                                19,173         (5,606)      (425,722)       (29,633)       (13,441)        (1,821)
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                         165,090         59,714        279,278        610,905         10,614         22,390
Benefit payments                                      --             --        (14,158)            --             --             --
Payments on termination                          (27,476)        (1,200)      (191,993)        (4,559)        (2,938)            --
Contract maintenance charge                          (58)            --           (378)            --            (14)            --
Transfers among the sub-accounts
   and with the Fixed Account - net              316,177        108,397        862,404        429,606         11,250         18,439
                                            ------------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets
   from capital transactions                     453,733        166,911        935,153      1,035,952         18,912         40,829
                                            ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS                472,906        161,305        509,431      1,006,319          5,471         39,008

NET ASSETS AT BEGINNING OF PERIOD                161,305             --      1,006,319             --         39,008             --
                                            ------------   ------------   ------------   ------------   ------------   ------------

NET ASSETS AT END OF PERIOD                 $    634,211   $    161,305   $  1,515,750   $  1,006,319   $     44,479   $     39,008
                                            ============   ============   ============   ============   ============   ============

UNITS OUTSTANDING
   Units outstanding at beginning of period       17,924             --        111,014             --          4,549             --
    Units issued                                  66,209         18,059        215,931        112,385          8,477          4,549
    Units redeemed                               (14,864)          (135)      (108,383)        (1,371)        (6,610)            --
                                            ------------   ------------   ------------   ------------   ------------   ------------
   Units outstanding at end of period             69,269         17,924        218,562        111,014          6,416          4,549
                                            ============   ============   ============   ============   ============   ============

(o) For the Period Beginning May 1, 2001 and Ended December 31, 2001

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                       Franklin Templeton Variable Insurance Products Trust Sub-Accounts
                                            ---------------------------------------------------------------------------------------

                                                 Franklin Global                                                 Franklin
                                              Health Care Securities           Franklin Small Cap          Technology Securities
                                            ---------------------------   ---------------------------   ---------------------------

                                              2002 (d)       2001 (o)       2002 (d)         2001           2002         2001 (o)
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                $        (97)  $        (15)  $     (1,735)  $       (416)  $        (66)  $        (14)
Net realized gains (losses)                       (1,585)           (17)        (4,460)        (3,169)          (155)            27
Change in unrealized gains (losses)                 (252)           252        (44,720)         4,965         (2,073)           835
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
   from operations                                (1,934)           220        (50,915)         1,380         (2,294)           848
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                          19,669          5,824         31,655         39,173            757          4,244
Benefit payments                                      --             --           (540)        (2,819)            --             --
Payments on termination                               --           (223)        (7,691)        (4,514)        (1,022)          (262)
Contract maintenance charge                           --             --            (84)            --             (5)            --
Transfers among the sub-accounts
   and with the Fixed Account - net              (25,338)         1,782        107,315         54,061          2,788             --
                                            ------------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets
   from capital transactions                      (5,669)         7,383        130,655         85,901          2,518          3,982
                                            ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS                 (7,603)         7,603         79,740         87,281            224          4,830

NET ASSETS AT BEGINNING OF PERIOD                  7,603             --        102,734         15,453          4,830             --
                                            ------------   ------------   ------------   ------------   ------------   ------------

NET ASSETS AT END OF PERIOD                 $         --   $      7,603   $    182,474   $    102,734   $      5,054   $      4,830
                                            ============   ============   ============   ============   ============   ============

UNITS OUTSTANDING
   Units outstanding at beginning of period          775             --          8,528            737            609             --
    Units issued                                   3,289            800         20,481          9,418            728            645
    Units redeemed                                (4,064)           (25)        (3,512)        (1,627)          (353)           (36)
                                            ------------   ------------   ------------   ------------   ------------   ------------
   Units outstanding at end of period                 --            775         25,497          8,528            984            609
                                            ============   ============   ============   ============   ============   ============

(d) On April 30, 2002, Franklin Global Health Care Securities merged into Franklin Small Cap

(o) For the Period Beginning May 1, 2001 and Ended December 31, 2001

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                       Franklin Templeton Variable Insurance Products Trust Sub-Accounts
                                            ---------------------------------------------------------------------------------------

                                                                             Templeton Developing               Templeton
                                             Mutual Shares Securities         Markets Securities          Foreign Securities (e)
                                            ---------------------------   ---------------------------   ---------------------------

                                                2002           2001           2002         2001 (o)         2002           2001
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                $     (2,942)  $        603   $        (20)  $         --   $        110   $        598
Net realized gains (losses)                        2,046          6,571              1             --         (4,238)         8,917
Change in unrealized gains (losses)              (79,789)        (8,630)           260             --        (18,841)       (16,987)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
   from operations                               (80,685)        (1,456)           241             --        (22,969)        (7,472)
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                         110,636        180,502             --             --         33,379         35,294
Benefit payments                                  (5,090)            --             --             --             --             --
Payments on termination                          (30,518)        (3,389)            --             --           (922)        (1,440)
Contract maintenance charge                         (122)            (9)            --             --            (64)             6
Transfers among the sub-accounts
   and with the Fixed Account - net              359,449        185,149          6,853             --         51,035          7,199
                                            ------------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets
   from capital transactions                     434,355        362,253          6,853             --         83,428         41,059
                                            ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS                353,670        360,797          7,094             --         60,459         33,587

NET ASSETS AT BEGINNING OF PERIOD                360,797             --             --             --         71,733         38,146
                                            ------------   ------------   ------------   ------------   ------------   ------------

NET ASSETS AT END OF PERIOD                 $    714,467   $    360,797   $      7,094   $         --   $    132,192   $     71,733
                                            ============   ============   ============   ============   ============   ============

UNITS OUTSTANDING
   Units outstanding at beginning of period       31,851             --             --             --          8,050          3,513
    Units issued                                  56,273         32,914            767             --         12,146          4,685
    Units redeemed                               (11,286)        (1,063)            --             --         (1,424)          (148)
                                            ------------   ------------   ------------   ------------   ------------   ------------
   Units outstanding at end of period             76,838         31,851            767             --         18,772          8,050
                                            ============   ============   ============   ============   ============   ============

(e) Previously known as Templeton International Securities

(o) For the Period Beginning May 1, 2001 and Ended December 31, 2001

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                              Franklin Templeton                         Goldman Sachs Variable
                                                  Variable Insurance Products Trust Sub-Accounts       Insurance Trust Sub-Accounts
                                            ---------------------------------------------------------  ----------------------------

                                                 Templeton Global
                                                 Income Securities        Templeton Growth Securities      VIT Capital Growth
                                            ---------------------------   ---------------------------  ----------------------------

                                                2002           2001           2002           2001          2002            2001
                                            ------------   ------------   ------------   ------------  ------------   -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                $     (1,890)  $      3,510   $      4,282   $      3,010  $     (2,044)  $      (1,234)
Net realized gains (losses)                        5,110          1,022           (904)        67,273       (49,448)         (5,353)
Change in unrealized gains (losses)               64,133            171       (130,760)       (86,546)       (8,570)        (18,212)
                                            ------------   ------------   ------------   ------------  ------------   -------------
Increase (decrease) in net assets
   from operations                                67,353          4,703       (127,382)       (16,263)      (60,062)        (24,799)
                                            ------------   ------------   ------------   ------------  ------------   -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                           4,442         37,135         75,500         55,053        13,517         124,226
Benefit payments                                      --             --             --        (25,904)           --              --
Payments on termination                          (12,571)       (15,200)       (18,172)       (16,519)       (5,121)            (40)
Contract maintenance charge                         (228)           (71)          (324)          (139)          (84)            (22)
Transfers among the sub-accounts
   and with the Fixed Account - net              147,670         78,709        251,248        108,156       (90,382)         33,087
                                            ------------   ------------   ------------   ------------  ------------   -------------

Increase (decrease) in net assets
   from capital transactions                     139,313        100,573        308,252        120,647       (82,070)        157,251
                                            ------------   ------------   ------------   ------------  ------------   -------------

INCREASE (DECREASE) IN NET ASSETS                206,666        105,276        180,870        104,384      (142,132)        132,452

NET ASSETS AT BEGINNING OF PERIOD                253,834        148,558        497,795        393,411       206,316          73,864
                                            ------------   ------------   ------------   ------------  ------------   -------------

NET ASSETS AT END OF PERIOD                 $    460,500   $    253,834   $    678,665   $    497,795  $     64,184   $     206,316
                                            ============   ============   ============   ============  ============   =============

UNITS OUTSTANDING
   Units outstanding at beginning of period       22,479         13,077         40,019         29,582        20,601           6,339
     Units issued                                 17,551         13,610         46,097         26,606        11,941          16,817
     Units redeemed                               (5,520)        (4,208)       (11,947)       (16,169)      (22,646)         (2,555)
                                            ------------   ------------   ------------   ------------  ------------   -------------
   Units outstanding at end of period             34,510         22,479         74,169         40,019         9,896          20,601
                                            ============   ============   ============   ============  ============   =============

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                              Goldman Sachs Variable Insurance Trust Sub-Accounts
                                            ---------------------------------------------------------------------------------------

                                             VIT CORE Large Cap Growth     VIT CORE Small Cap Equity       VIT CORE U.S. Equity
                                            ---------------------------   ---------------------------   ---------------------------

                                              2002 (f)         2001           2002           2001           2002           2001
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                $         (2)  $       (143)  $     (3,972)  $     (3,127)  $     (2,380)  $     (3,217)
Net realized gains (losses)                       (2,911)        (5,145)         1,843          1,377        (16,139)        (7,747)
Change in unrealized gains (losses)                2,906          2,262        (53,662)         9,430        (45,079)       (31,340)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
   from operations                                    (7)        (3,026)       (55,791)         7,680        (63,598)       (42,304)
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                              --             --         47,576         69,537         33,416         35,269
Benefit payments                                      --             --        (21,845)            --        (13,162)            --
Payments on termination                               --             --        (19,356)       (17,435)       (20,493)        (9,680)
Contract maintenance charge                           --             (6)          (152)           (38)          (185)           (87)
Transfers among the sub-accounts
   and with the Fixed Account - net               (3,662)        (5,620)        26,692         10,179         14,325        (19,330)
                                            ------------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets
   from capital transactions                      (3,662)        (5,626)        32,915         62,243         13,901          6,172
                                            ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS                 (3,669)        (8,652)       (22,876)        69,923        (49,697)       (36,132)

NET ASSETS AT BEGINNING OF PERIOD                  3,669         12,321        301,461        231,538        257,683        293,815
                                            ------------   ------------   ------------   ------------   ------------   ------------

NET ASSETS AT END OF PERIOD                 $         --   $      3,669   $    278,585   $    301,461   $    207,986   $    257,683
                                            ============   ============   ============   ============   ============   ============

UNITS OUTSTANDING
   Units outstanding at beginning of period          409          1,071         25,383         18,786         26,240         25,166
    Units issued                                      --             --          8,832          8,184          7,292          4,223
    Units redeemed                                  (409)          (662)        (5,216)        (1,587)        (4,787)        (3,149)
                                            ------------   ------------   ------------   ------------   ------------   ------------
   Units outstanding at end of period                 --            409         28,999         25,383         28,745         26,240
                                            ============   ============   ============   ============   ============   ============

(f) For the Period Beginning January 1, 2002 and Ended on April 30, 2002

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                              Goldman Sachs Variable Insurance Trust Sub-Accounts
                                            ---------------------------------------------------------------------------------------

                                                 VIT Global Income           VIT Growth and Income        VIT International Equity
                                            ---------------------------   ---------------------------   ---------------------------

                                              2002 (f)         2001           2002           2001           2002           2001
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                $        (71)  $      4,493   $        (40)  $       (278)  $        (76)  $         --
Net realized gains (losses)                       (1,871)            13         (1,295)        (2,594)          (204)          (312)
Change in unrealized gains (losses)                3,122         (2,678)            93           (215)        (3,686)        (6,016)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
   from operations                                 1,180          1,828         (1,242)        (3,087)        (3,966)        (6,328)
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                             661        168,071             --             --             --             --
Benefit payments                                      --             --             --             --             --             --
Payments on termination                               --         (1,085)        (4,585)        (5,398)            --           (711)
Contract maintenance charge                           --             (8)           (14)           (16)            (8)            (2)
Transfers among the sub-accounts
   and with the Fixed Account - net             (154,598)       (23,797)            --         (5,684)            (5)            --
                                            ------------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets
   from capital transactions                    (153,937)       143,181         (4,599)       (11,098)           (13)          (713)
                                            ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS               (152,757)       145,009         (5,841)       (14,185)        (3,979)        (7,041)

NET ASSETS AT BEGINNING OF PERIOD                152,757          7,748         12,076         26,261         20,286         27,327
                                            ------------   ------------   ------------   ------------   ------------   ------------

NET ASSETS AT END OF PERIOD                 $         --   $    152,757   $      6,235   $     12,076   $     16,307   $     20,286
                                            ============   ============   ============   ============   ============   ============

UNITS OUTSTANDING
   Units outstanding at beginning of period       14,148            724          1,386          2,683          2,184          2,252
    Units issued                                   3,542         13,532             --             --             --             --
    Units redeemed                               (17,690)          (108)          (566)        (1,297)            (1)           (68)
                                            ------------   ------------   ------------   ------------   ------------   ------------
   Units outstanding at end of period                 --         14,148            820          1,386          2,183          2,184
                                            ============   ============   ============   ============   ============   ============

(f) For the Period Beginning January 1, 2002 and Ended on April 30, 2002

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                     Goldman
                                             Sachs Variable Insurance
                                               Trust Sub-Accounts                   LSA Variable Series Trust Sub-Accounts
                                            ---------------------------   ---------------------------------------------------------

                                                 VIT Mid Cap Value            LSA Focused Equity              LSA Growth Equity
                                            ---------------------------   ---------------------------   ---------------------------

                                                2002           2001           2002         2001 (o)          2002        2001 (o)
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                $        (23)  $         16   $       (330)  $        (16)  $       (254)  $        (23)
Net realized gains (losses)                           23           (580)          (857)            --            115             --
Change in unrealized gains (losses)                 (381)         1,132         (6,180)           275         (2,570)           240
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
   from operations                                  (381)           568         (7,367)           259         (2,709)           217
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                              --          4,200          8,973          4,094         31,619          3,759
Benefit payments                                      --             --             --             --             --             --
Payments on termination                               --             --         (4,329)            --             --             --
Contract maintenance charge                           (6)            (5)           (14)            --             --             --
Transfers among the sub-accounts
   and with the Fixed Account - net                   --             24         20,969          4,807          5,670            492
                                            ------------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets
   from capital transactions                          (6)         4,219         25,599          8,901         37,289          4,251
                                            ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS                   (387)         4,787         18,232          9,160         34,580          4,468

NET ASSETS AT BEGINNING OF PERIOD                  6,359          1,572          9,160             --          4,468             --
                                            ------------   ------------   ------------   ------------   ------------   ------------

NET ASSETS AT END OF PERIOD                 $      5,972   $      6,359   $     27,392   $      9,160   $     39,048   $      4,468
                                            ============   ============   ============   ============   ============   ============

UNITS OUTSTANDING
   Units outstanding at beginning of period          452            124          1,008             --            507             --
    Units issued                                      --            329          4,032          1,009          5,357            507
    Units redeemed                                    --             (1)          (798)            (1)            (2)            --
                                            ------------   ------------   ------------   ------------   ------------   ------------
   Units outstanding at end of period                452            452          4,242          1,008          5,862            507
                                            ============   ============   ============   ============   ============   ============

(o) For the Period Beginning May 1, 2001 and Ended December 31, 2001

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------

                                                             MFS Variable Insurance Trust Sub-Accounts
                                            -----------------------------------------------------------------------------
                                                                                                               MFS
                                                MFS Emerging Growth           MFS Investors Trust       Limited Maturity
                                            ---------------------------   ---------------------------   -----------------

                                                2002           2001           2002           2001            2001 (p)
                                            ------------   ------------   ------------   ------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)
Net realized gains (losses)                 $    (37,926)  $    (49,436)  $     (6,435)  $     (8,660)  $            (294)
Change in unrealized gains (losses)             (568,728)       (62,634)       (63,426)         2,095               1,576
                                                (636,966)    (1,437,517)      (148,017)      (106,272)             (1,054)
                                            ------------   ------------   ------------   ------------   -----------------
Increase (decrease) in net assets
   from operations                            (1,243,620)    (1,549,587)      (217,878)      (112,837)                228
                                            ------------   ------------   ------------   ------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits
Benefit payments                                 105,358        690,576         66,127        292,620                  --
Payments on termination                          (46,398)       (44,013)       (14,284)        (5,983)                 --
Contract maintenance charge                     (205,951)      (247,893)       (42,626)       (53,509)             (1,958)
Transfers among the sub-accounts                  (2,124)          (982)          (462)          (115)                (16)
   and with the Fixed Account - net
                                                (125,444)       939,393        (81,470)       275,756             (64,959)
                                            ------------   ------------   ------------   ------------   -----------------

Increase (decrease) in net assets
   from capital transactions                    (274,559)     1,337,081        (72,715)       508,769             (66,933)
                                            ------------   ------------   ------------   ------------   -----------------

INCREASE (DECREASE) IN NET ASSETS             (1,518,179)      (212,506)      (290,593)       395,932             (66,705)

NET ASSETS AT BEGINNING OF PERIOD              3,613,630      3,826,136        965,940        570,008              66,705
                                            ------------   ------------   ------------   ------------   -----------------
NET ASSETS AT END OF PERIOD                 $  2,095,451   $  3,613,630   $    675,347   $    965,940   $              --
                                            ============   ============   ============   ============   =================

UNITS OUTSTANDING
   Units outstanding at beginning of period
    Units issued                                 361,187        233,107        105,912         50,907               5,933
    Units redeemed                                46,173        207,851         21,117         68,460                  --
   Units outstanding at end of period            (76,602)       (79,771)       (30,799)       (13,455)             (5,933)
                                            ------------   ------------   ------------   ------------   -----------------
                                                 330,758        361,187         96,230        105,912                  --
                                            ============   ============   ============   ============   =================

(p) For the Period Beginning January 1, 2001 and Ended June 27,2001

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                    MFS Variable Insurance Trust Sub-Accounts
                                            ---------------------------------------------------------------------------------------

                                                 MFS New Discovery               MFS Research                  MFS Utilities
                                            ---------------------------   ---------------------------   ---------------------------

                                                2002           2001           2002         2001             2002        2001 (o)
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                $     (4,268)  $      3,001   $    (19,310)  $     (5,870)  $        (33)  $        (28)
Net realized gains (losses)                      (47,264)        (3,827)      (168,165)        85,285           (101)            --
Change in unrealized gains (losses)              (79,718)        (5,141)      (308,424)      (547,684)        (3,058)           267
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
   from operations                              (131,250)        (5,967)      (495,899)      (468,269)        (3,192)           239
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                          10,084        201,559         23,596        334,437          5,867         25,000
Benefit payments                                  (5,426)            --        (16,146)       (26,135)            --             --
Payments on termination                          (27,179)        (7,793)      (109,442)      (122,144)          (271)            --
Contract maintenance charge                         (124)           (31)          (834)          (308)           (13)            --
Transfers among the sub-accounts
   and with the Fixed Account - net               58,453         64,951        (41,678)     1,062,782          6,597        (17,912)
                                            ------------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets
   from capital transactions                      35,808        258,686       (144,504)     1,248,632         12,180          7,088
                                            ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS                (95,442)       252,719       (640,403)       780,363          8,988          7,327

NET ASSETS AT BEGINNING OF PERIOD                378,744        126,025      2,002,610      1,222,247          7,327             --
                                            ------------   ------------   ------------   ------------   ------------   ------------

NET ASSETS AT END OF PERIOD                 $    283,302   $    378,744   $  1,362,207   $  2,002,610   $     16,315   $      7,327
                                            ============   ============   ============   ============   ============   ============

UNITS OUTSTANDING
   Units outstanding at beginning of period       23,639          6,686        252,999        115,461            804             --
    Units issued                                  15,876         19,766         26,554        190,899          2,394            804
    Units redeemed                               (12,218)        (2,813)       (46,887)       (53,361)          (846)            --
                                            ------------   ------------   ------------   ------------   ------------   ------------
   Units outstanding at end of period             27,297         23,639        232,666        252,999          2,352            804
                                            ============   ============   ============   ============   ============   ============

(o) For the Period Beginning May 1, 2001 and Ended December 31, 2001

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                               MFS Variable Insurance Trust (Service Class) Sub-Accounts
                                            ---------------------------------------------------------------------------------------

                                                  MFS Emerging                   MFS Investors                   MFS New
                                               Growth (Service Class)        Trust (Service Class)       Discovery (Service Class)
                                            ---------------------------   ---------------------------   ---------------------------

                                                2002         2001 (o)         2002         2001 (o)          2002        2001 (o)
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                $     (8,297)  $     (2,996)  $     (6,279)  $     (1,832)  $     (7,091)  $       (519)
Net realized gains (losses)                      (49,022)       (15,002)       (35,775)          (349)       (24,226)          (422)
Change in unrealized gains (losses)             (171,459)        (7,859)      (110,482)        (3,983)      (147,261)        14,354
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
   from operations                              (228,778)       (25,857)      (152,536)        (6,164)      (178,578)        13,413
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                          55,079        384,421        113,579        178,105        211,571         71,636
Benefit payments                                      --             --             --             --             --             --
Payments on termination                          (32,918)       (14,072)       (16,289)        (5,051)       (87,991)        (3,114)
Contract maintenance charge                         (124)            --           (106)            --            (99)            --
Transfers among the sub-accounts
   and with the Fixed Account - net              227,073        131,126        286,263        233,821        564,497         78,009
                                            ------------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets
   from capital transactions                     249,110        501,475        383,447        406,875        687,978        146,531
                                            ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS                 20,332        475,618        230,911        400,711        509,400        159,944

NET ASSETS AT BEGINNING OF PERIOD                475,618             --        400,711             --        159,944             --
                                            ------------   ------------   ------------   ------------   ------------   ------------

NET ASSETS AT END OF PERIOD                 $    495,950   $    475,618   $    631,622   $    400,711   $    669,344   $    159,944
                                            ============   ============   ============   ============   ============   ============

UNITS OUTSTANDING
   Units outstanding at beginning of period       57,887             --         45,156             --         16,517             --
    Units issued                                  69,071         71,108         87,045         46,264        110,282         17,944
    Units redeemed                               (34,191)       (13,221)       (40,891)        (1,108)       (23,896)        (1,427)
                                            ------------   ------------   ------------   ------------   ------------   ------------
   Units outstanding at end of period             92,767         57,887         91,310         45,156        102,903         16,517
                                            ============   ============   ============   ============   ============   ============

(o) For the Period Beginning May 1, 2001 and Ended December 31, 2001

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                             Neuberger & Berman
                                                                                                            Advisers Management
                                            MFS Variable Insurance Trust (Service Class) Sub-Accounts        Trust Sub-Accounts
                                            ---------------------------------------------------------   ---------------------------

                                                   MFS Research                  MFS Utilities
                                                  (Service Class)               (Service Class)                AMT Guardian
                                            ---------------------------   ---------------------------   ---------------------------

                                                2002         2001 (o)         2002         2001 (o)          2002        2001
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                $     (4,479)  $       (899)  $      6,115   $     (2,601)  $        (86)  $       (186)
Net realized gains (losses)                      (19,986)          (124)       (73,115)         2,082         (1,326)         1,010
Change in unrealized gains (losses)              (75,308)        (2,251)       (92,559)       (47,107)        (1,986)        (1,332)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
   from operations                               (99,773)        (3,274)      (159,559)       (47,626)        (3,398)          (508)
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                          32,137         88,151         84,704             --             --             --
Benefit payments                                 (18,699)            --         (6,366)            --             --             --
Payments on termination                          (16,796)        (1,200)       (16,386)       (14,504)        (5,651)        (1,200)
Contract maintenance charge                         (112)            --            (94)            --             (4)            (3)
Transfers among the sub-accounts
   and with the Fixed Account - net              231,569        117,646         35,026        565,158             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets
   from capital transactions                     228,099        204,597         96,884        550,654         (5,655)        (1,203)
                                            ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS                128,326        201,323        (62,675)       503,028         (9,053)        (1,711)

NET ASSETS AT BEGINNING OF PERIOD                201,323             --        503,028             --         15,511         17,222
                                            ------------   ------------   ------------   ------------   ------------   ------------

NET ASSETS AT END OF PERIOD                 $    329,649   $    201,323   $    440,353   $    503,028   $      6,458   $     15,511
                                            ============   ============   ============   ============   ============   ============

UNITS OUTSTANDING
   Units outstanding at beginning of period       23,833             --         66,720             --          1,315          1,415
    Units issued                                  42,202         24,130         50,634         70,599             --             --
    Units redeemed                               (13,714)          (297)       (41,982)        (3,879)          (559)          (100)
                                            ------------   ------------   ------------   ------------   ------------   ------------
   Units outstanding at end of period             52,321         23,833         75,372         66,720            756          1,315
                                            ============   ============   ============   ============   ============   ============

(o) For the Period Beginning May 1, 2001 and Ended December 31, 2001

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                       Oppenheimer Variable Account
                                            Neuberger & Berman Advisers Management Trust Sub-Accounts        Funds Sub-Accounts
                                            ---------------------------------------------------------  ----------------------------
                                                                                                               Oppenheimer
                                                AMT Mid-Cap Growth                AMT Partners             Aggressive Growth
                                            ---------------------------   ---------------------------  ----------------------------

                                                2002           2001           2002           2001           2002           2001
                                            ------------   ------------   ------------   ------------  -------------   ------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                $       (444)  $       (651)  $     (1,390)  $     (1,998) $     (16,738)  $    (10,330)
Net realized gains (losses)                      (10,102)        (1,167)       (14,022)         4,684       (324,488)        61,619
Change in unrealized gains (losses)               (1,507)       (13,227)       (24,342)       (10,370)      (368,454)      (575,302)
                                            ------------   ------------   ------------   ------------  -------------   ------------
Increase (decrease) in net assets
   from operations                               (12,053)       (15,045)       (39,754)        (7,684)      (709,680)      (524,013)
                                            ------------   ------------   ------------   ------------  -------------   ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                              --             --            400          1,109        363,646        609,302
Benefit payments                                  (3,806)            --        (14,728)            --        (14,488)            --
Payments on termination                           (6,256)        (1,542)        (5,761)        (4,213)      (158,752)       (54,235)
Contract maintenance charge                          (34)           (22)           (46)            --         (1,240)          (469)
Transfers among the sub-accounts
   and with the Fixed Account - net                   --             (1)        (7,089)             2        521,947        723,676
                                            ------------   ------------   ------------   ------------  -------------   ------------

Increase (decrease) in net assets
   from capital transactions                     (10,096)        (1,565)       (27,224)        (3,102)       711,113      1,278,274
                                            ------------   ------------   ------------   ------------  -------------   ------------

INCREASE (DECREASE) IN NET ASSETS                (22,149)       (16,610)       (66,978)       (10,786)         1,433        754,261

NET ASSETS AT BEGINNING OF PERIOD                 41,758         58,368        165,466        176,252      1,972,125      1,217,864
                                            ------------   ------------   ------------   ------------  -------------   ------------

NET ASSETS AT END OF PERIOD                 $     19,609   $     41,758   $     98,488   $    165,466  $   1,973,558   $  1,972,125
                                            ============   ============   ============   ============  =============   ============

UNITS OUTSTANDING
   Units outstanding at beginning of period        3,352          3,478         16,031         16,330        261,438        104,742
    Units issued                                      --             --             38            107        202,125        202,791
    Units redeemed                                (1,085)          (126)        (3,288)          (406)      (102,486)       (46,095)
                                            ------------   ------------   ------------   ------------  -------------   ------------
   Units outstanding at end of period              2,267          3,352         12,781         16,031        361,077        261,438
                                            ============   ============   ============   ============  =============   ============

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                               Oppenheimer Variable Account Funds Sub-Accounts
                                            ---------------------------------------------------------------------------------------

                                                     Oppenheimer                 Oppenheimer                    Oppenheimer
                                                Capital Appreciation          Global Securities         Main Street Growth & Income
                                            ---------------------------   ---------------------------   ---------------------------

                                                2002           2001           2002           2001           2002           2001
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                $    (46,415)  $    (28,758)  $    (23,445)  $    (18,296)  $    (52,416)  $    (59,589)
Net realized gains (losses)                     (377,234)       119,904       (194,861)       160,474       (489,037)       (93,364)
Change in unrealized gains (losses)           (1,375,580)      (461,091)      (536,796)      (399,265)    (1,282,675)      (509,814)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
   from operations                            (1,799,229)      (369,945)      (755,102)      (257,087)    (1,824,128)      (662,767)
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                       1,091,379      2,256,542        209,095        855,764        701,215      1,917,855
Benefit payments                                 (23,546)       (25,561)        (7,794)       (22,053)      (116,208)        94,426
Payments on termination                         (508,363)      (188,020)      (147,211)      (131,889)      (618,241)      (272,597)
Contract maintenance charge                       (2,315)          (352)          (892)           (40)        (4,458)          (966)
Transfers among the sub-accounts
   and with the Fixed Account - net            1,610,816      1,595,575        287,771        782,054        635,829      3,011,536
                                            ------------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets
   from capital transactions                   2,167,971      3,638,184        340,969      1,483,836        598,137      4,750,254
                                            ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS                368,742      3,268,239       (414,133)     1,226,749     (1,225,991)     4,087,487

NET ASSETS AT BEGINNING OF PERIOD              4,809,623      1,541,384      2,969,009      1,742,260      8,177,413      4,089,926
                                            ------------   ------------   ------------   ------------   ------------   ------------

NET ASSETS AT END OF PERIOD                 $  5,178,365   $  4,809,623   $  2,554,876   $  2,969,009   $  6,951,422   $  8,177,413
                                            ============   ============   ============   ============   ============   ============

UNITS OUTSTANDING
   Units outstanding at beginning of period      512,901        134,013        266,290        128,895        957,677        425,079
    Units issued                                 495,131        429,334        131,702        185,893        383,580        650,516
    Units redeemed                              (228,843)       (50,446)       (91,547)       (48,498)      (338,478)      (117,918)
                                            ------------   ------------   ------------   ------------   ------------   ------------
   Units outstanding at end of period            779,189        512,901        306,445        266,290      1,002,779        957,677
                                            ============   ============   ============   ============   ============   ============

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                              Putnam Variable
                                                Oppenheimer Variable Account Funds Sub-Accounts             Trust Sub-Accounts
                                            ---------------------------------------------------------   ---------------------------

                                                    Oppenheimer                  Oppenheimer
                                                Multiple Strategies             Strategic Bond             VT Diversified Income
                                            ---------------------------   ---------------------------   ---------------------------

                                                2002           2001           2002           2001           2002         2001 (o)
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                $     70,531   $     17,361   $    198,327   $      7,107   $     38,099   $     (2,120)
Net realized gains (losses)                      (52,993)        41,717        (24,155)        32,696         (2,426)            77
Change in unrealized gains (losses)             (510,913)       (65,170)        81,305         20,234          6,666          2,082
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
   from operations                              (493,375)        (6,092)       255,477         60,037         42,339             39
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                         497,289        657,587        719,491        744,604         35,949        368,910
Benefit payments                                (103,423)       (44,434)       (57,828)       (37,867)            --             --
Payments on termination                         (299,029)       (78,963)      (353,441)      (116,268)       (28,193)        (3,323)
Contract maintenance charge                       (1,567)          (240)        (1,064)           (84)          (189)            --
Transfers among the sub-accounts
     and with the Fixed Account - net          1,708,143      2,037,975      1,931,658      1,324,899        544,124        117,188
                                            ------------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets
   from capital transactions                   1,801,413      2,571,925      2,238,816      1,915,284        551,691        482,775
                                            ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS              1,308,038      2,565,833      2,494,293      1,975,321        594,030        482,814

NET ASSETS AT BEGINNING OF PERIOD              3,258,848        693,015      2,678,563        703,242        482,814             --
                                            ------------   ------------   ------------   ------------   ------------   ------------

NET ASSETS AT END OF PERIOD                 $  4,566,886   $  3,258,848   $  5,172,856   $  2,678,563   $  1,076,844   $    482,814
                                            ============   ============   ============   ============   ============   ============

UNITS OUTSTANDING
   Units outstanding at beginning of period      316,206         66,442        255,897         68,371         47,836             --
    Units issued                                 313,362        321,710        363,405        227,502         82,549         49,670
    Units redeemed                              (115,969)       (71,946)      (149,426)       (39,976)       (27,850)        (1,834)
                                            ------------   ------------   ------------   ------------   ------------   ------------
   Units outstanding at end of period            513,599        316,206        469,876        255,897        102,535         47,836
                                            ============   ============   ============   ============   ============   ============

(o) For the Period Beginning May 1, 2001 and Ended December 31, 2001

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                     Putnam Variable  Trust Sub-Accounts
                                            ---------------------------------------------------------------------------------------

                                               VT Growth and Income         VT Growth Opportunities          VT Health Sciences
                                            ---------------------------   ---------------------------   ---------------------------

                                                2002           2001(o)        2002           2001(o)        2002         2001 (o)
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                $      1,178   $     (3,085)  $     (1,545)  $       (837)  $     (9,294)  $     (1,832)
Net realized gains (losses)                      (44,658)        (1,947)       (19,276)       (20,813)       (35,224)           383
Change in unrealized gains (losses)              (88,314)       (12,661)       (18,740)        (3,362)      (113,653)        (5,845)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
   from operations                              (131,794)       (17,693)       (39,561)       (25,012)      (158,171)        (7,294)
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                          45,425        382,186         48,740        152,334        137,782        205,983
Benefit payments                                 (17,181)            --             --             --         (1,088)            --
Payments on termination                          (36,034)        (4,633)        (2,045)            --        (98,002)        (3,159)
Contract maintenance charge                         (193)            --            (36)            --           (205)            --
Transfers among the sub-accounts
   and with the Fixed Account - net               55,372        185,018         34,851        (66,478)       318,902        216,437
                                            ------------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets
   from capital transactions                      47,389        562,571         81,510         85,856        357,389        419,261
                                            ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS                (84,405)       544,878         41,949         60,844        199,218        411,967

NET ASSETS AT BEGINNING OF PERIOD                544,878             --         60,844             --        411,967             --
                                            ------------   ------------   ------------   ------------   ------------   ------------

NET ASSETS AT END OF PERIOD                 $    460,473   $    544,878   $    102,793   $     60,844   $    611,185   $    411,967
                                            ============   ============   ============   ============   ============   ============

UNITS OUTSTANDING
   Units outstanding at beginning of period       59,133             --          7,551             --         42,533             --
    Units issued                                  56,362         60,912         17,050         19,568         65,430         42,816
    Units redeemed                               (52,970)        (1,779)        (7,409)       (12,017)       (27,433)          (283)
                                            ------------   ------------   ------------   ------------   ------------   ------------
   Units outstanding at end of period             62,525         59,133         17,192          7,551         80,530         42,533
                                            ============   ============   ============   ============   ============   ============

(o) For the Period Beginning May 1, 2001 and Ended December 31, 2001

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                       Putnam Variable Trust Sub-Accounts
                                            ---------------------------------------------------------------------------------------

                                              VT International Growth            VT New Value                   VT Research
                                            ---------------------------   ---------------------------   ---------------------------

                                                2002         2001 (o)         2002         2001 (o)          2002        2001 (o)
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                $        (39)  $         --   $     (3,103)  $     (1,212)  $       (355)  $         (2)
Net realized gains (losses)                           (7)            --        (22,936)            56         (1,277)            --
Change in unrealized gains (losses)                 (180)            --        (54,921)         3,503         (4,063)            62
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
   from operations                                  (226)            --        (80,960)         2,347         (5,695)            60
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                           3,323             --        145,788        107,118         43,653          3,032
Benefit payments                                      --             --         (2,435)            --             --             --
Payments on termination                             (450)            --        (36,876)            --         (9,415)            --
Contract maintenance charge                           --             --            (85)            --             (7)            --
Transfers among the sub-accounts
   and with the Fixed Account - net                4,929             --        182,452        132,380         25,081             --
                                            ------------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets
   from capital transactions                       7,802             --        288,844        239,498         59,312          3,032
                                            ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS                  7,576             --        207,884        241,845         53,617          3,092

NET ASSETS AT BEGINNING OF PERIOD                     --             --        241,845             --          3,092             --
                                            ------------   ------------   ------------   ------------   ------------   ------------

NET ASSETS AT END OF PERIOD                 $      7,576   $         --   $    449,729   $    241,845   $     56,709   $      3,092
                                            ============   ============   ============   ============   ============   ============

UNITS OUTSTANDING
   Units outstanding at beginning of period           --             --         25,106             --            257             --
    Units issued                                   1,001             --         56,715         25,738          7,646            257
    Units redeemed                                  (178)            --        (26,823)          (632)        (1,365)            --
                                            ------------   ------------   ------------   ------------   ------------   ------------
   Units outstanding at end of period                823             --         54,998         25,106          6,538            257
                                            ============   ============   ============   ============   ============   ============

(o) For the Period Beginning May 1, 2001 and Ended December 31, 2001

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                  Putnam Variable
                                                 Trust Sub-Accounts                STI Classic Variable Trust Sub-Accounts
                                            ---------------------------   ---------------------------------------------------------

                                                   VT Voyager II            STI Capital Appreciation        STI Growth & Income
                                            ---------------------------   ---------------------------   ---------------------------

                                                2002         2001 (o)         2002           2001           2002           2001
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                $     (8,752)  $     (2,101)  $    (37,195)  $      9,332   $    (17,935)  $    (15,283)
Net realized gains (losses)                      (27,156)       (17,882)       (29,688)        40,047        (79,529)        (6,475)
Change in unrealized gains (losses)             (178,981)        (9,991)      (565,954)      (151,967)      (525,975)       (77,002)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
   from operations                              (214,889)       (29,974)      (632,837)      (102,588)      (623,439)       (98,760)
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                         204,141        306,491        625,366        224,387        328,372        566,617
Benefit payments                                      --             --        (50,145)       (29,946)       (23,359)        (9,220)
Payments on termination                          (63,897)        (3,128)      (173,651)       (78,980)      (107,234)      (107,810)
Contract maintenance charge                         (187)            --         (1,264)          (442)        (1,124)          (263)
Transfers among the sub-accounts
   and with the Fixed Account - net              318,132         84,201      2,127,842        620,969        406,637      1,060,822
                                            ------------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets
   from capital transactions                     458,189        387,564      2,528,148        735,988        603,292      1,510,146
                                            ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS                243,300        357,590      1,895,311        633,400        (20,147)     1,411,386

NET ASSETS AT BEGINNING OF PERIOD                357,590             --      1,787,584      1,154,184      2,383,756        972,370
                                            ------------   ------------   ------------   ------------   ------------   ------------

NET ASSETS AT END OF PERIOD                 $    600,890   $    357,590   $  3,682,895   $  1,787,584   $  2,363,609   $  2,383,756
                                            ============   ============   ============   ============   ============   ============

UNITS OUTSTANDING
   Units outstanding at beginning of period       44,411             --        180,181        107,209        241,852         90,725
    Units issued                                  92,623         54,764        402,031        117,581        132,929        175,924
    Units redeemed                               (31,322)       (10,353)       (88,463)       (44,609)       (65,800)       (24,797)
                                            ------------   ------------   ------------   ------------   ------------   ------------
   Units outstanding at end of period            105,712         44,411        493,749        180,181        308,981        241,852
                                            ============   ============   ============   ============   ============   ============

(o) For the Period Beginning May 1, 2001 and Ended December 31, 2001

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                    STI Classic Variable Trust Sub-Accounts
                                            ---------------------------------------------------------------------------------------

                                              STI International Equity     STI Investment Grade Bond        STI Mid-Cap Equity
                                            ---------------------------   ---------------------------   ---------------------------

                                                2002           2001           2002           2001           2002           2001
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                $     (4,146)  $     (2,804)  $    124,414   $     38,423   $    (17,068)  $     50,994
Net realized gains (losses)                      (18,025)       (12,284)         2,393          2,362        (77,345)        25,730
Change in unrealized gains (losses)              (45,135)       (26,579)       137,755            (54)      (302,571)       (51,139)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
   from operations                               (67,306)       (41,667)       264,562         40,731       (396,984)        25,585
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                          39,607         27,035        382,679        458,565        405,872        140,182
Benefit payments                                  (1,495)            --        (35,414)       (16,761)        (2,883)            --
Payments on termination                          (47,629)       (18,998)      (324,321)       (94,712)       (70,922)       (52,929)
Contract maintenance charge                         (106)           (11)        (1,134)          (134)          (555)          (299)
Transfers among the sub-accounts
   and with the Fixed Account - net              152,516        112,878      3,161,516      1,475,001        553,562        381,076
                                            ------------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets
   from capital transactions                     142,893        120,904      3,183,326      1,821,959        885,074        468,030
                                            ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS                 75,587         79,237      3,447,888      1,862,690        488,090        493,615

NET ASSETS AT BEGINNING OF PERIOD                231,191        151,954      2,244,014        381,324        812,676        319,061
                                            ------------   ------------   ------------   ------------   ------------   ------------

NET ASSETS AT END OF PERIOD                 $    306,778   $    231,191   $  5,691,902   $  2,244,014   $  1,300,766   $    812,676
                                            ============   ============   ============   ============   ============   ============

UNITS OUTSTANDING
   Units outstanding at beginning of period       29,258         15,683        204,655         36,063         86,297         35,072
    Units issued                                  34,708         21,139        422,933        186,638        151,153         80,244
    Units redeemed                               (16,387)        (7,564)      (126,882)       (18,046)       (49,275)       (29,019)
                                            ------------   ------------   ------------   ------------   ------------   ------------
   Units outstanding at end of period             47,579         29,258        500,706        204,655        188,175         86,297
                                            ============   ============   ============   ============   ============   ============

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                STI Classic Variable Trust Sub-Accounts
                                            ---------------------------------------------------------------------------------------

                                              STI Quality Growth Stock       STI Small Cap Equity         STI Value Income Stock
                                            ---------------------------   ---------------------------   ---------------------------

                                              2002 (g)         2001           2002           2001           2002           2001
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                $    (14,779)  $    (18,555)  $    (19,636)  $       (960)  $      1,479   $      2,581
Net realized gains (losses)                     (612,048)       (30,991)        12,666          5,541        (48,114)        (1,331)
Change in unrealized gains (losses)              302,139       (223,110)      (132,640)       121,749       (287,281)       (22,710)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
   from operations                              (324,688)      (272,656)      (139,610)       126,330       (333,916)       (21,460)
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                          89,169         68,130        529,380        423,599        307,155        211,072
Benefit payments                                 (14,199)        (4,651)        (1,029)       (24,360)        (7,016)        (8,632)
Payments on termination                          (84,858)       (71,607)       (79,084)       (34,775)       (43,556)       (15,544)
Contract maintenance charge                         (678)          (404)          (946)          (205)          (802)          (255)
Transfers among the sub-accounts
   and with the Fixed Account - net           (1,023,183)       515,703      1,053,048        812,033        575,811        426,434
                                            ------------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets
   from capital transactions                  (1,033,749)       507,171      1,501,369      1,176,292        831,592        613,075
                                            ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS             (1,358,437)       234,515      1,361,759      1,302,622        497,676        591,615

NET ASSETS AT BEGINNING OF PERIOD              1,358,437      1,123,922      1,522,194        219,572      1,293,706        702,091
                                            ------------   ------------   ------------   ------------   ------------   ------------

NET ASSETS AT END OF PERIOD                 $         --   $  1,358,437   $  2,883,953   $  1,522,194   $  1,791,382   $  1,293,706
                                            ============   ============   ============   ============   ============   ============

UNITS OUTSTANDING
   Units outstanding at beginning of period      178,852        117,999        115,262         18,626        128,855         68,117
    Units issued                                  61,892         86,602        170,904        112,033        130,863         69,097
    Units redeemed                              (240,744)       (25,749)       (50,057)       (15,397)       (39,467)        (8,359)
                                            ------------   ------------   ------------   ------------   ------------   ------------
   Units outstanding at end of period                 --        178,852        236,109        115,262        220,251        128,855
                                            ============   ============   ============   ============   ============   ============

(g) For the Period Beginning January 1, 2002 and Ended September 6, 2002

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                             The Universal Institutional Funds, Inc. Sub-Accounts
                                            ---------------------------------------------------------------------------------------

                                                   Van Kampen UIF                 Van Kampen UIF              Van Kampen UIF
                                                  Equity Growth (h)              Fixed Income (i)         Global Value Equity (j)
                                            ---------------------------   ---------------------------   ---------------------------

                                                2002           2001           2002           2001           2002           2001
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                $     (2,151)  $     (2,753)  $     35,581   $      8,762   $         26   $         --
Net realized gains (losses)                       (6,919)        (6,081)        11,817          4,230            317            (40)
Change in unrealized gains (losses)              (47,596)       (25,385)         4,459         (8,162)        (8,548)        (1,404)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
   from operations                               (56,666)       (34,219)        51,857          4,830         (8,205)        (1,444)
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                          36,502         17,135        496,456         50,211         14,524          6,647
Benefit payments                                      --             --             --             --             --             --
Payments on termination                          (13,495)        (1,676)       (58,829)        (7,979)          (524)            --
Contract maintenance charge                         (111)           (40)          (121)             4            (34)           (11)
Transfers among the sub-accounts
   and with the Fixed Account - net                7,918        (11,710)       631,768        185,148         12,308          1,642
                                            ------------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets
   from capital transactions                      30,814          3,709      1,069,274        227,384         26,274          8,278
                                            ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS                (25,852)       (30,510)     1,121,131        232,214         18,069          6,834

NET ASSETS AT BEGINNING OF PERIOD                164,795        195,305        277,359         45,145         22,439         15,605
                                            ------------   ------------   ------------   ------------   ------------   ------------

NET ASSETS AT END OF PERIOD                 $    138,943   $    164,795   $  1,398,490   $    277,359   $     40,508   $     22,439
                                            ============   ============   ============   ============   ============   ============

UNITS OUTSTANDING
   Units outstanding at beginning of period       17,182         16,097         25,804          4,181          2,159          1,322
    Units issued                                   5,102          2,463        131,272         22,572          2,937            837
    Units redeemed                                (1,591)        (1,378)       (31,327)          (949)           (70)            --
                                            ------------   ------------   ------------   ------------   ------------   ------------
   Units outstanding at end of period             20,693         17,182        125,749         25,804          5,026          2,159
                                            ============   ============   ============   ============   ============   ============

(h) Previously known as UIF Equity Growth

(i) Previously known as UIF Fixed Income

(j) Previously known as UIF Global Value Equity

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                              The Universal Institutional Funds, Inc. Sub-Accounts
                                            ---------------------------------------------------------------------------------------

                                                   Van Kampen UIF                Van Kampen UIF              Van Kampen UIF
                                              International Magnum (k)          Mid Cap Value (l)          U.S. Real Estate (m)
                                            ---------------------------   ---------------------------   ---------------------------

                                                2002           2001           2002           2001           2002           2001
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                $        (19)  $        (53)  $     (5,987)  $     (3,178)  $        124   $         --
Net realized gains (losses)                       (2,191)           (24)       (11,958)        (4,816)            69             --
Change in unrealized gains (losses)                2,132         (1,333)      (127,663)         4,891           (168)            --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
   from operations                                   (78)        (1,410)      (145,608)        (3,103)            25             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                              --             --        121,424        207,579             --             --
Benefit payments                                      --             --             --             --             --             --
Payments on termination                           (5,430)            --        (50,446)        (5,120)            --             --
Contract maintenance charge                           --              2           (323)           (86)            --             --
Transfers among the sub-accounts
   and with the Fixed Account - net                   --             (2)       124,117         33,178          5,269             --
                                            ------------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets
   from capital transactions                      (5,430)            --        194,772        235,551          5,269             --
                                            ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS                 (5,508)        (1,410)        49,164        232,448          5,294             --

NET ASSETS AT BEGINNING OF PERIOD                  5,508          6,918        386,027        153,579             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------

NET ASSETS AT END OF PERIOD                 $         --   $      5,508   $    435,191   $    386,027   $      5,294   $         --
                                            ============   ============   ============   ============   ============   ============

UNITS OUTSTANDING
   Units outstanding at beginning of period          625            624         32,834         11,330             --             --
    Units issued                                      --              1         31,818         23,538            590             --
    Units redeemed                                  (625)            --         (8,318)        (2,034)            --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
   Units outstanding at end of period                 --            625         56,334         32,834            590             --
                                            ============   ============   ============   ============   ============   ============

(k) Previously known as UIF International Magnum

(l) Previously known as UIF Mid Cap Value

(m) Previously known as UIF U.S. Real Estate

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                    The Universal Institutional
                                                      Funds, Inc. Sub-Accounts
                                                    ---------------------------

                                                      Van Kampen UIF Value (n)
                                                    ---------------------------

                                                        2002          2001
                                                    ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                        $     (1,272)  $     (1,168)
Net realized gains (losses)                               (4,189)        11,698
Change in unrealized gains (losses)                      (50,854)       (11,097)
                                                    ------------   ------------

Increase (decrease) in net assets
   from operations                                       (56,315)          (567)
                                                    ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                                  36,474        137,505
Benefit payments                                         (19,063)            --
Payments on termination                                  (29,601)       (12,999)
Contract maintenance charge                                 (165)           (45)
Transfers among the sub-accounts
   and with the Fixed Account - net                       18,662        (91,641)
                                                    ------------   ------------

Increase (decrease) in net assets
   from capital transactions                               6,307         32,820
                                                    ------------   ------------

INCREASE (DECREASE) IN NET ASSETS                        (50,008)        32,253

NET ASSETS AT BEGINNING OF PERIOD                        243,051        210,798
                                                    ------------   ------------

NET ASSETS AT END OF PERIOD                         $    193,043   $    243,051
                                                    ============   ============

UNITS OUTSTANDING
   Units outstanding at beginning of period               20,577         17,833
    Units issued                                           7,308          5,218
    Units redeemed                                        (5,836)        (2,474)
                                                    ------------   ------------
   Units outstanding at end of period                     22,049         20,577
                                                    ============   ============

(n) Previously known as UIF Value

See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT


NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.   ORGANIZATION

     Glenbrook Life Multi-Manager Variable Account (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Glenbrook Life and Annuity Company ("Glenbrook Life"). The assets of the Account are legally segregated from those of Glenbrook Life. Glenbrook Life is wholly owned by Allstate Life Insurance Company, a wholly owned subsidiary of Allstate Insurance Company, which is wholly owned by The Allstate Corporation. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

     Glenbrook Life issues five variable annuity contracts, Enhanced Glenbrook Provider, Glenbrook Provider, Provider Ultra, Provider Advantage, and Provider Extra (collectively the "Contracts"), the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. Absent any Contract provisions wherein Glenbrook Life contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios (collectively the "Funds"):

     AIM VARIABLE INSURANCE FUNDS                               FIDELITY VARIABLE INSURANCE PRODUCTS FUND
          AIM V.I. Aggressive Growth                                 VIP Contrafund
          AIM V.I. Balanced                                          VIP Equity-Income
          AIM V.I. Capital Appreciation                              VIP Growth
          AIM V.I. Core Equity (Previously known as                  VIP High Income
              AIM V.I. Growth and Income)                            VIP Index 500
          AIM V.I. Dent Demographics                                 VIP Overseas
          AIM V.I. Diversified Income                           FIDELITY VARIABLE INSURANCE PRODUCTS FUND (SERVICE
          AIM V.I. Global Utilities                                  CLASS 2)
          AIM V.I. Government Securities                             VIP Asset Manager Growth (Service Class 2)
          AIM V.I. Growth                                            VIP Contrafund (Service Class 2)
          AIM V.I. High Yield                                        VIP Equity-Income (Service Class 2)
          AIM V.I. International Growth (Previously known            VIP Growth (Service Class 2)
              as AIM V.I. International Equity)                      VIP High Income (Service Class 2)
          AIM V.I. Premier Equity (Previously known as               VIP Index 500 (Service Class 2)
              AIM V.I. Value)                                        VIP Overseas (Service Class 2)
     AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.                 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
          American Century VP Balanced                               TRUST
          American Century VP International                          Franklin Global Health Care Securities (Merged
     DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.                      into Franklin Small Cap)
          Dreyfus Socially Responsible Growth Fund                   Franklin Small Cap
     DREYFUS STOCK INDEX FUND                                        Franklin Technology Securities
          Dreyfus Stock Index Fund                                   Mutual Shares Securities
     DREYFUS VARIABLE INVESTMENT FUND                                Templeton Developing Markets Securities
          VIF Growth and Income                                      Templeton Foreign Securities (Previously known
          VIF Money Market                                               As Templeton International Securities)
          VIF Small Company Stock                                    Templeton Global Income Securities
     FEDERATED INSURANCE SERIES                                      Templeton Growth Securities
          Federated Prime Money Fund II

--------------------------------------------------------------------------------

1.   ORGANIZATION (CONTINUED)

     GOLDMAN SACHS VARIABLE INSURANCE TRUST                     PUTNAM VARIABLE TRUST
          VIT Capital Growth                                         VT Diversified Income
          VIT CORE Large Cap Growth (Closed April 30,                VT Growth and Income
              2002)                                                  VT Growth Opportunities
          VIT CORE Small Cap Equity                                  VT Health Sciences
          VIT CORE U.S. Equity                                       VT International Growth
          VIT Global Income (Closed April 30, 2002)                  VT New Value
          VIT Growth and Income                                      VT Research
          VIT International Equity                                   VT Voyager II
          VIT Mid Cap Value                                     STI CLASSIC VARIABLE TRUST
     LSA VARIABLE SERIES TRUST                                       STI Capital Appreciation
          LSA Focused Equity                                         STI Growth & Income
          LSA Growth Equity                                          STI International Equity
     MFS VARIABLE INSURANCE TRUST                                    STI Investment Grade Bond
          MFS Emerging Growth                                        STI Mid-Cap Equity
          MFS Investors Trust                                        STI Quality Growth Stock (Closed September 6,
          MFS Limited Maturity (Closed June 27, 2001)                   2002)
          MFS New Discovery                                          STI Small Cap Equity
          MFS Research                                               STI Value Income Stock
          MFS Utilities                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
     MFS VARIABLE INSURANCE TRUST (SERVICE CLASS)                    Van Kampen UIF Equity Growth (Previously
          MFS Emerging Growth (Service Class)                           known as UIF Equity Growth)
          MFS Investors Trust (Service Class)                        Van Kampen UIF Fixed Income (Previously
          MFS New Discovery (Service Class)                             known as UIF Fixed Income)
          MFS Research (Service Class)                               Van Kampen UIF Global Value Equity
          MFS Utilities (Service Class)                                 (Previously known as UIF Global Value
     NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST                       Equity)
          AMT Guardian                                               Van Kampen UIF International Magnum
          AMT Mid-Cap Growth                                            (Previously known as UIF International
          AMT Partners                                                  Magnum)
     OPPENHEIMER VARIABLE ACCOUNT FUNDS                              Van Kampen UIF Mid Cap Value (Previously
          Oppenheimer Aggressive Growth                                 known as UIF Mid Cap Value)
          Oppenheimer Capital Appreciation                           Van Kampen UIF U.S. Real Estate (Previously
          Oppenheimer Global Securities                                 known as UIF U.S. Real Estate)
          Oppenheimer Main Street Growth & Income                    Van Kampen UIF Value (Previously known as
          Oppenheimer Multiple Strategies                               UIF Value)
          Oppenheimer Strategic Bond

     Glenbrook Life provides insurance and administrative services to the contractholders for a fee. Glenbrook Life also maintains a fixed account ("Fixed Account"), to which contractholders may direct their deposits and receive a fixed rate of return. Glenbrook Life has sole discretion to invest the assets of the Fixed Account, subject to applicable law.

     The LSA Variable Series Trust ("Trust") is managed by LSA Asset Management, LLC (the "Manager"), a wholly owned subsidiary of Allstate Life Insurance Company, pursuant to an investment management agreement with the Trust. The Manager is entitled to receive a management fee from each sub-account investing in the Trust. Fees are payable monthly at an annual rate as a percentage of average daily net assets at 0.85% for LSA Growth Equity and 0.95% for LSA Focused Equity.

--------------------------------------------------------------------------------

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value based on quoted market prices.

     INVESTMENT INCOME - Investment income consists of dividends declared by the Funds and is recognized on the ex-dividend date.

     REALIZED GAINS AND LOSSES - Realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis. Transactions are recorded on a trade date basis. Income from realized gain distributions are recorded on the Funds' ex-distribution date.

     FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined in the Internal Revenue Code ("Code"). As such, the operations of the Account are included in the tax return of Glenbrook Life. Glenbrook Life is taxed as a life insurance company under the Code. No federal income taxes are allocable to the Account as the Account did not generate taxable income.

     USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

3.   EXPENSES

     MORTALITY AND EXPENSE RISK CHARGE - Glenbrook Life assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate ranging from 1.05% to 1.95% per annum of the daily net assets of the Account, based on the Contract and rider options selected. The mortality and expense risk charge is recognized as a reduction in accumulation unit values. The mortality and expense risk charge covers insurance benefits available with the Contracts and certain expenses of the Contracts. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the Contracts. Glenbrook Life guarantees that the amount of this charge will not increase over the life of the Contracts. At the contractholder's discretion, additional options, primarily death benefits, may be purchased for an additional charge. Glenbrook Life guarantees that the amount of this charge will not increase over the lives of the Contracts.

     ADMINISTRATIVE EXPENSE CHARGE - Glenbrook Life deducts administrative expense charges daily at a rate equal to .10% per annum of the average daily net assets of the Account. Glenbrook Life guarantees that the amount of this charge will not increase over the lives of the Contracts. The administrative expense charge is recognized as a reduction in accumulation unit values.

     CONTRACT MAINTENANCE CHARGE - Glenbrook Life deducts an annual maintenance charge of $35 on each Contract anniversary and guarantees that this charge will not increase over the lives of the Contracts. This charge will be waived if certain conditions are met. The contract maintenance charge is recognized as redemption of units.

--------------------------------------------------------------------------------

4.  PURCHASES OF INVESTMENTS

     The cost of purchases of investments for the year ended December 31, 2002 were as follows:

                                                                                                  Purchases
                                                                                                 -------------
     Investments in the AIM Variable Insurance Funds Sub-Accounts:
             AIM V. I. Aggressive Growth                                                         $     100,195
             AIM V. I. Balanced                                                                      1,394,011
             AIM V. I. Capital Appreciation                                                            404,079
             AIM V. I. Core Equity (a)                                                                 279,742
             AIM V. I. Dent Demographics                                                                 2,121
             AIM V. I. Diversified Income                                                            1,088,523
             AIM V. I. Global Utilities                                                                    517
             AIM V. I. Government Securities                                                           754,509
             AIM V. I. Growth                                                                          256,120
             AIM V. I. High Yield                                                                      188,381
             AIM V. I. International Growth (b)                                                          2,546
             AIM V. I. Premier Equity (c)                                                              929,043

     Investments in the American Century Variable Portfolios, Inc
          Sub-Accounts:
             American Century VP Balanced                                                               43,377
             American Century VP International                                                             957

     Investments in the Dreyfus Socially Responsible Growth Fund, Inc.
          Sub-Account:
             Dreyfus Socially Responsible Growth Fund                                                  153,429

     Investments in the Dreyfus Stock Index Fund Sub-Account:
             Dreyfus Stock Index Fund                                                                1,016,818

     Investments in the Dreyfus Variable Investment Fund Sub-Accounts:
             VIF Growth & Income                                                                        85,206
             VIF Money Market                                                                        3,410,266
             VIF Small Company Stock                                                                       119

     Investments in the Federated Insurance Series Sub-Account:
             Federated Prime Money Fund II                                                           7,024,068

     Investments in the Fidelity Variable Insurance Products Fund
          Sub-Accounts:
             VIP Contrafund                                                                            490,023
             VIP Equity-Income                                                                         989,474
             VIP Growth                                                                                277,106
             VIP High Income                                                                           426,232
             VIP Index 500                                                                             442,688
             VIP Overseas                                                                               65,257

(a) Previously known as AIM V. I. Growth and Income

(b) Previously known as AIM V. I. International Equity

(c) Previously known as AIM V. I. Value

--------------------------------------------------------------------------------

4.   PURCHASES OF INVESTMENTS (continued)

                                                                                                   Purchases
                                                                                                 -------------
     Investments in the Fidelity Variable Insurance Products Fund
          (Service Class 2) Sub-Accounts:
             VIP Asset Manager Growth (Service Class 2)                                          $      27,050
             VIP Contrafund (Service Class 2)                                                          633,620
             VIP Equity-Income (Service Class 2)                                                     2,367,963
             VIP Growth (Service Class 2)                                                              705,810
             VIP High Income (Service Class 2)                                                         598,826
             VIP Index 500 (Service Class 2)                                                         1,476,153
             VIP Overseas (Service Class 2)                                                             32,025

     Investments in the Franklin Templeton Variable Insurance Products
          Trust Sub-Accounts:
             Franklin Global Health Care Securities (d)                                                 29,586
             Franklin Small Cap (d)                                                                    144,868
             Franklin Technology Securities                                                              3,716
             Mutual Shares Securities                                                                  538,427
             Templeton Developing Markets Securities                                                     6,853
             Templeton Foreign Securities (e)                                                           97,920
             Templeton Global Income Securities                                                        193,786
             Templeton Growth Securities                                                               388,999

     Investments in the Goldman Sachs Variable Insurance Trust
          Sub-Accounts:
             VIT Capital Growth                                                                         26,610
             VIT CORE Large Cap Growth (f)                                                                   -
             VIT CORE Small Cap Equity                                                                  85,903
             VIT CORE U.S. Equity                                                                       55,964
             VIT Global Income (f)                                                                       2,756
             VIT Growth and Income                                                                          98
             VIT International Equity                                                                      192
             VIT Mid Cap Value                                                                              81

     Investments in the LSA Variable Series Trust Sub-Accounts:
             LSA Focused Equity                                                                         30,102
             LSA Growth Equity                                                                          39,277

     Investments in the MFS Variable Insurance Trust Sub-Accounts:
             MFS Emerging Growth                                                                       221,097
             MFS Investors Trust                                                                       153,631
             MFS New Discovery                                                                         164,979
             MFS Research                                                                              132,416
             MFS Utilities                                                                              12,612

(d) On April 30, 2002, Franklin Global Health Care Securities merged into Franklin Small Cap

(e)  Previously known as Templeton International Securities

(f)  For the Period Beginning January 1, 2002 and Ended on April 30, 2002

--------------------------------------------------------------------------------

4.   PURCHASES OF INVESTMENTS (continued)

                                                                                                   Purchases
                                                                                                 -------------
     Investments in the MFS Variable Insurance Trust (Service Class)
          Sub-Accounts:
             MFS Emerging Growth (Service Class)                                                 $     396,974
             MFS Investors Trust (Service Class)                                                       546,414
             MFS New Discovery (Service Class)                                                         804,176
             MFS Research (Service Class)                                                              289,959
             MFS Utilities (Service Class)                                                             317,422

     Investments in the Neuberger & Berman Advisers Management Trust
          Sub-Accounts:
             AMT Guardian                                                                                   80
             AMT Mid-Cap Growth                                                                             --
             AMT Partners                                                                                1,155

     Investments in the Oppenheimer Variable Account Funds Sub-Accounts:
             Oppenheimer Aggressive Growth                                                           1,154,033
             Oppenheimer Capital Appreciation                                                        3,235,519
             Oppenheimer Global Securities                                                             944,711
             Oppenheimer Main Street Growth & Income                                                 2,586,926
             Oppenheimer Multiple Strategies                                                         2,738,438
             Oppenheimer Strategic Bond                                                              3,354,615

     Investments in the Putnam Variable Trust Sub-Accounts:
             VT Diversified Income                                                                     681,653
             VT Growth  Opportunities                                                                  137,914
             VT Growth and Income                                                                      331,500
             VT Health Sciences                                                                        509,223
             VT International Growth                                                                     8,429
             VT New Value                                                                              473,465
             VT Research                                                                                69,211
             VT Voyager II                                                                             545,552

--------------------------------------------------------------------------------

4.   PURCHASES OF INVESTMENTS (continued)

                                                                                                   Purchases
                                                                                                 -------------
     Investments in the STI Classic Variable Trust Sub-Accounts:
             STI Capital Appreciation                                                            $   3,124,040
             STI Growth & Income                                                                       976,056
             STI International Equity                                                                  238,890
             STI Investment Grade Bond                                                               4,182,522
             STI Mid-Cap Equity                                                                      1,132,731
             STI Quality Growth Stock (g)                                                              438,775
             STI Small Cap Equity                                                                    1,919,437
             STI Value Income Stock                                                                  1,116,191

     Investments in The Universal Institutional Funds, Inc. Sub-Accounts:
             Van Kampen UIF Equity Growth (h)                                                           44,671
             Van Kampen UIF Fixed Income (i)                                                         1,360,891
             Van Kampen UIF Global Value Equity (j)                                                     27,782
             Van Kampen UIF International Magnum (k)                                                        --
             Van Kampen UIF Mid Cap Value (l)                                                          253,276
             Van Kampen UIF U.S. Real Estate (m)                                                        10,461
             Van Kampen UIF Value (n)                                                                   66,356
                                                                                                 -------------

                                                                                                 $  62,015,575
                                                                                                 =============

(g)  For the Period Beginning January 1, 2002 and Ended September 6, 2002

(h)  Previously known as UIF Equity Growth

(i)  Previously known as UIF Fixed Income

(j)  Previously known as UIF Global Value Equity

(k)  Previously known as UIF International Magnum

(l)  Previously known as UIF Mid Cap Value

(m)  Previously known as UIF U.S. Real Estate

(n)  Previously known as UIF Value

--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS

     The range of lowest and highest accumulation unit values, the investment income ratio, the range of lowest and highest expense ratio assessed by Glenbrook Life, and the corresponding range of total return is presented for each rider option of the sub-account which had outstanding units during the period.

     As explained in Note 3, the expense ratio represents mortality and expense risk and administrative expense charges which are assessed as a percentage of daily net assets. The amount deducted is based upon the product and the number and magnitude of rider options selected by each contractholder. This results in several accumulation unit values for each sub-account based upon those choices.

     ITEMS IN THE FOLLOWING TABLE ARE NOTATED AS FOLLOWS:

      * INVESTMENT INCOME RATIO - This represents dividends, excluding realized gain distributions, received by the sub-account, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses that result in direct reductions in the accumulation unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

      ** EXPENSE RATIO - This represents the annualized contract expenses of the sub-account for the period and includes only those expenses that are charged through a reduction in the accumulation unit values. Excluded are expenses of the underlying fund portfolio and charges made directly to contractholder accounts through the redemption of units.

      *** TOTAL RETURN - This represents the total return for the period and reflects those expenses that result in direct reductions in the accumulation unit values. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. In the year of launch, returns on new products were annualized to represent the return as if the contractholder was invested in the sub-account for the entire year. Total return is calculated using unrounded accumulation unit values.

          Sub-accounts with a date notation indicate the effective date of that investment option in the Account. The investment income ratio and total return are calculated for the period or from the effective date through the end of the reporting period.

                                                         At December 31,               For the year ended December 31,
                                                       -----------------  -----------------------------------------------------
                                                          Accumulation     Investment         Expense            Total
                                                           Unit Value     Income Ratio*       Ratio**           Return***
                                                       -----------------  -------------  ----------------  --------------------
     Investments in the AIM Variable Insurance Funds
          Sub-Accounts:
             AIM V. I. Aggressive Growth
                 2002                                  $ 6.52  -  $ 8.08       0.00 %    1.35 % -  1.85 %  -24.10 % -  -23.71 %
                 2001 (o)                                8.59  -    8.62       0.00      1.35   -  1.85    -14.11   -  -13.82
             AIM V. I. Balanced
                 2002                                    6.54  -    9.19       2.53      1.15   -  1.85    -18.63   -  -18.05
                 2001                                    8.02  -   10.50       1.97      1.15   -  1.85    -13.00   -  -12.44
             AIM V. I. Capital Appreciation
                 2002                                    4.38  -    9.40       0.00      1.15   -  1.85    -25.76   -  -25.22
                 2001                                    5.89  -   12.62       0.00      1.15   -  1.85    -24.67   -  -24.16

(o) For the Period Beginning May 1, 2001 and Ended December 31, 2001

                                                         At December 31,               For the year ended December 31,
                                                       -----------------  -----------------------------------------------------
                                                          Accumulation     Investment         Expense            Total
                                                           Unit Value     Income Ratio*       Ratio**           Return***
                                                       -----------------  -------------  ----------------  --------------------
     Investments in the AIM Variable Insurance Funds
          Sub-Accounts (continued):
             AIM V. I. Core Equity (a)
                 2002                                  $ 5.08  -  $ 9.13      0.30 %     1.15 % -  1.85 %  -17.15 % -  -16.55 %
                 2001                                    6.12  -   10.96      0.05       1.15   -  1.85    -24.23   -  -23.72
             AIM V. I. Dent Demographics
                 2002                                    5.62  -    5.66      0.00       1.35   -  1.85    -33.46   -  -33.12
                 2001 (o)                                8.44  -    8.47      0.00       1.35   -  1.85    -15.59   -  -15.30
             AIM V. I. Diversified Income
                 2002                                    9.92  -   10.22     13.31       1.15   -  1.85      0.41   -    1.13
                 2001                                    9.91  -   10.13      6.29       1.15   -  1.85      1.78   -    2.40
             AIM V. I. Global Utilities
                 2002                                    7.11  -    7.59      2.97       1.35   -  1.37    -26.55   -  -26.53
                 2001                                    9.68  -   10.34      1.19       1.35   -  1.45    -28.97   -  -28.90
             AIM V. I. Government Securities
                 2002                                   11.77  -   12.69      2.36       1.15   -  1.65      8.02   -    8.34
                 2001                                   11.21  -   11.74      2.06       1.15   -  1.45      4.87   -    5.19
             AIM V. I. Growth
                 2002                                    3.32  -    6.27      0.00       1.15   -  1.85    -32.25   -  -31.76
                 2001                                    4.89  -    9.21      0.21       1.15   -  1.85    -35.10   -  -34.65
             AIM V. I. High Yield
                 2002                                    7.25  -    9.80      0.00       1.15   -  1.85     -7.58   -   -6.91
                 2001                                    7.82  -    9.44     15.34       1.15   -  1.85     -6.68   -   -6.09
             AIM V. I. International Growth (b)
                 2002                                    7.37  -    7.98      0.55       1.15   -  1.59    -17.01   -  -16.64
                 2001                                    6.25  -    9.59      0.31       1.15   -  1.65    -24.78   -  -24.41
             AIM V. I. Premier Equity (c)
                 2002                                    5.04  -    8.52      0.30       1.15   -  1.85    -31.55   -  -31.06
                 2001                                    7.35  -   12.38      0.13       1.15   -  1.85    -14.12   -  -13.57

(a) Previously known as AIM V. I. Growth and Income

(b) Previously known as AIM V. I. International Equity

(c) Previously known as AIM V. I. Value

(o) For the Period Beginning May 1, 2001 and Ended December 31, 2001

                                                         At December 31,               For the year ended December 31,
                                                       -----------------  -----------------------------------------------------
                                                          Accumulation     Investment         Expense            Total
                                                           Unit Value     Income Ratio*       Ratio**           Return***
                                                       -----------------  -------------  ----------------  --------------------
     Investments in the American Century Variable
          Portfolios, Inc. Sub-Accounts:
             American Century VP Balanced
                 2002                                  $ 10.69 - $ 10.75       2.80 %    1.35 % -  1.45 %  -10.86 % -  -10.77 %
                 2001                                    11.99 -   12.04       3.62      1.35   -  1.45     -4.94   -   -4.84
             American Century VP International
                 2002                                     8.52 -    8.57       0.88      1.35   -  1.45    -21.52   -  -21.44
                 2001                                    10.86 -   10.91       0.09      1.35   -  1.45    -30.20   -  -30.13

     Investments in the Dreyfus Socially Responsible
          Growth Fund, Inc. Sub-Account:
             Dreyfus Socially Responsible Growth Fund
                 2002                                     4.48 -    8.31       0.27      1.15   -  1.65    -30.11   -  -29.76
                 2001                                     6.41 -   11.86       0.06      1.15   -  1.65    -23.84   -  -23.47

     Investments in the Dreyfus Stock Index Fund
          Sub-Account:
             Dreyfus Stock Index Fund
                 2002                                     5.82 -    9.07       1.46      1.15   -  1.85    -23.80   -  -23.25
                 2001                                     7.63 -   11.84       1.52      1.15   -  1.85    -13.75   -  -13.19

     Investments in the Dreyfus Variable Investment
          Fund Sub-Accounts:
             VIF Growth & Income
                 2002                                     6.38 -    8.86       0.60      1.15   -  1.85    -26.55   -  -26.18
                 2001                                     8.68 -   12.02       0.46      1.15   -  1.65     -7.38   -   -6.93
             VIF Money Market
                 2002                                    10.00 -   11.74       1.38      1.15   -  1.85     -0.41   -    0.30
                 2001                                    10.09 -   11.73       3.00      1.15   -  1.85      2.11   -    2.49
             VIF Small Company Stock
                 2002                                     9.26 -    9.67       0.24      1.15   -  1.59    -20.98   -  -20.63
                 2001                                    11.70 -   12.18       0.07      1.15   -  1.59     -3.10   -   -2.67

     Investments in the Federated Insurance Series
          Sub-Account:
             Federated Prime Money Fund II
                 2002                                     9.93 -   10.84       1.46      1.15   -  2.05     -0.68   -    0.24
                 2001                                    10.00 -   10.82       3.33      1.15   -  2.05      1.81   -    2.57

                                                         At December 31,               For the year ended December 31,
                                                       -----------------  -----------------------------------------------------
                                                          Accumulation     Investment         Expense            Total
                                                           Unit Value     Income Ratio*       Ratio**           Return***
                                                       -----------------  -------------  ----------------  --------------------
     Investments in the Fidelity Variable Insurance
          Products Fund Sub-Accounts:
             VIP Contrafund
                 2002                                  $ 7.11 -  $ 12.42        0.89 %   1.15 % -  1.65 %  -10.83 % -  -10.39 %
                 2001                                    7.97 -    13.89        0.75     1.15   -  1.65    -13.69   -  -13.25
             VIP Equity-Income
                 2002                                    7.96 -     9.72        1.85     1.15   -  1.65    -18.31   -  -17.90
                 2001                                    9.74 -    11.86        1.45     1.15   -  1.65     -6.52   -   -6.05
             VIP Growth
                 2002                                    4.66 -     9.82        0.27     1.15   -  1.65    -31.25   -  -30.91
                 2001                                    6.78 -    14.24        0.07     1.15   -  1.65    -19.01   -  -18.60
             VIP High Income
                 2002                                    7.34 -     7.63       10.70     1.15   -  1.65      1.75   -    2.26
                 2001                                    7.20 -     7.46       12.18     1.15   -  1.65    -13.18   -  -12.75
             VIP Index 500
                 2002                                    5.84 -     6.11        1.34     1.15   -  1.65    -23.52   -  -23.14
                 2001                                    7.63 -     7.94        0.89     1.15   -  1.65    -13.55   -  -13.11
             VIP Overseas
                 2002                                    5.08 -     5.28        0.89     1.15   -  1.65    -21.59   -  -21.19
                 2001                                    6.47 -     6.73        5.16     1.15   -  1.65    -22.47   -  -22.07

     Investments in the Fidelity Variable Insurance
          Products Fund (Service Class 2) Sub-Accounts:
             VIP Asset Manager Growth (Service Class 2)
                 2002                                    7.85 -     7.89        1.99     1.35   -  1.60    -16.97   -  -16.96
                 2001 (o)                                9.48 -     9.50        0.00     1.35   -  1.60     -5.19   -   -5.03
             VIP Contrafund (Service Class 2)
                 2002                                    8.37 -    10.17        0.51     1.35   -  2.05    -11.46   -  -10.83
                 2001 (o)                                9.43 -    11.41        0.00     1.35   -  2.05     -5.78   -   -5.35
             VIP Equity-Income (Service Class 2)
                 2002                                    7.59 -     9.55        1.27     1.35   -  2.05    -18.69   -  -18.27
                 2001 (o)                                9.34 -    11.70        0.00     1.35   -  1.85     -6.61   -   -6.30
             VIP Growth (Service Class 2)
                 2002                                    5.92 -     8.53        0.11     1.35   -  1.85    -31.59   -  -31.24
                 2001 (o)                                8.65 -    12.42        0.00     1.35   -  1.85    -13.49   -  -13.19
             VIP High Income (Service Class 2)
                 2002                                    9.11 -     9.19        5.30     1.35   -  1.85      1.39   -    1.90
                 2001 (o)                                8.99 -     9.02        0.00     1.35   -  1.85    -10.14   -   -9.84
             VIP Index 500 (Service Class 2)
                 2002                                    6.86 -     9.06        1.01     1.35   -  1.85    -23.88   -  -23.50
                 2001 (o)                                9.01 -    11.87        0.00     1.35   -  1.85     -9.90   -   -9.59

(o) For the Period Beginning May 1, 2001 and Ended December 31, 2001

                                                         At December 31,               For the year ended December 31,
                                                       -----------------  -----------------------------------------------------
                                                          Accumulation     Investment         Expense            Total
                                                           Unit Value     Income Ratio*       Ratio**           Return***
                                                       -----------------  -------------  ----------------  --------------------
     Investments in the Fidelity Variable Insurance
          Products Fund (Service Class 2)
          Sub-Accounts (continued):
             VIP Overseas (Service Class 2)
                 2002                                  $ 6.29  -  $ 9.13        0.76 %   1.35 % -  1.60 %  -21.73 % -  -21.53 %
                 2001 (o)                                8.03  -   11.65        0.00     1.35   -  1.60    -19.68   -  -19.55

     Investments in the Franklin Templeton Variable
          Insurance Products Trust Sub-Accounts:
             Franklin Global Health Care securities
                 2002 (d)                                 N/A  -     N/A        0.00     1.35   -  1.85       N/A   -     N/A
                 2001 (o)                                9.78  -    9.82        0.00     1.35   -  1.85     -2.16   -   -1.82
             Franklin Small Cap
                 2002 (d)                                4.76  -   12.39        0.28     1.15   -  1.85    -30.01   -  -29.50
                 2001                                    6.79  -   17.57        0.12     1.15   -  1.85    -16.76   -  -16.22
             Franklin Technology Securities
                 2002                                    4.38  -    6.37        0.00     1.35   -  1.60    -44.80   -  -44.66
                 2001 (o)                                7.93  -    7.94        0.00     1.35   -  1.60    -20.71   -  -20.58
             Mutual Shares Securities
                 2002                                    8.48  -   13.02        0.95     1.15   -  1.85    -13.44   -  -12.82
                 2001                                    9.80  -   14.93        1.18     1.15   -  1.85     -2.00   -   -1.52
             Templeton Developing Markets Securities
                 2002                                    9.25  -    9.25        0.00     1.60   -  1.60     -7.46   -   -7.46
                 2001 (o)                                   -  -       -        0.00     0.00   -  0.00      0.00   -    0.00
             Templeton Foreign Securities (e)
                 2002                                    6.35  -    7.27        1.51     1.15   -  1.85    -20.07   -  -19.49
                 2001                                    8.75  -    9.03        2.22     1.15   -  1.85    -17.50   -  -16.96
             Templeton Global Income Securities
                 2002                                   12.36  -   13.79        0.92     1.15   -  1.85     19.17   -   19.76
                 2001                                   10.41  -   11.51        3.30     1.15   -  1.65      0.63   -    1.06
             Templeton Growth Securities
                 2002                                    7.75  -   10.69        2.14     1.15   -  1.85    -20.00   -  -19.42
                 2001                                    9.68  -   13.26        2.17     1.15   -  1.85     -3.17   -   -3.05

(d) On April 30, 2002, Franklin Global Health Care Securities merged into Franklin Small Cap

(e) Previously known as Templeton International Securities

(o) For the Period Beginning May 1, 2001 and Ended December 31, 2001

                                                         At December 31,               For the year ended December 31,
                                                       -----------------  -----------------------------------------------------
                                                          Accumulation     Investment         Expense            Total
                                                           Unit Value     Income Ratio*       Ratio**           Return***
                                                       -----------------  -------------  ----------------  --------------------
     Investments in the Goldman Sachs Variable
          Insurance Trust Sub-Accounts:
             VIT Capital Growth
                 2002                                  $ 5.49  -  $ 8.05        0.10 %   1.15 % -  1.65 %  -25.57 % -  -25.20 %
                 2001                                    7.37  -   10.76        0.73     1.15   -  1.65    -15.87   -  -15.45
             VIT CORE Large Cap Growth
                 2002 (f)                                 N/A  -     N/A        0.00     1.59   -  1.59       N/A   -     N/A
                 2001                                    8.97  -    8.97        0.01     1.59   -  1.59    -22.02   -  -22.02
             VIT CORE Small Cap Equity
                 2002                                    8.27  -   10.80        0.29     1.15   -  1.85    -16.54   -  -15.94
                 2001                                    9.88  -   12.85        0.32     1.15   -  1.85      2.71   -    3.33
             VIT CORE U.S. Equity
                 2002                                    5.86  -    8.08        0.57     1.15   -  1.85    -23.34   -  -22.79
                 2001                                    7.63  -   10.47        0.42     1.15   -  1.85    -13.51   -  -13.06
             VIT Global Income
                 2002 (f)                                 N/A  -     N/A        0.00     1.15   -  1.85       N/A   -     N/A
                 2001                                   10.17  -   11.09        7.02     1.15   -  1.85      2.99   -    3.60
             VIT Growth and Income
                 2002                                    7.60  -    7.60        1.09     1.59   -  1.59    -12.74   -  -12.74
                 2001                                    8.71  -    8.83        0.30     1.15   -  1.59    -10.78   -  -10.38
             VIT International Equity
                 2002                                    7.45  -    7.59        1.09     1.15   -  1.59    -19.63   -  -19.27
                 2001                                    9.27  -    9.40        1.46     1.15   -  1.59    -23.49   -  -23.15
             VIT Mid Cap Value
                 2002                                   13.21  -   13.21        1.05     1.37   -  1.37     -5.99   -   -5.99
                 2001                                   14.06  -   14.06        2.19     1.37   -  1.37     10.52   -   10.52

     Investments in the LSA Variable Series Trust
          Sub-Accounts:
             LSA Focused Equity
                 2002                                    6.25  -    7.24        0.00     1.35   -  1.85    -31.12   -  -30.76
                 2001 (o)                                9.07  -    9.10        0.00     1.35   -  1.85     -9.28   -   -8.98
             LSA Growth Equity
                 2002                                    6.54  -    7.85        0.09     1.35   -  1.85    -25.77   -  -25.77
                 2001 (o)                                8.82  -    8.82        0.00     1.85   -  1.85    -11.85   -  -11.85

(f) For the Period Beginning January 1, 2002 and Ended on April 30, 2002

(o) For the Period Beginning May 1, 2001 and Ended December 31, 2001

                                                         At December 31,               For the year ended December 31,
                                                       -----------------  -----------------------------------------------------
                                                          Accumulation     Investment         Expense            Total
                                                           Unit Value     Income Ratio*       Ratio**           Return***
                                                       -----------------  -------------  ----------------  --------------------
     Investments in the MFS Variable Insurance Trust
          Sub-Accounts:
             MFS Emerging Growth
                 2002                                  $ 3.44  -  $ 8.64        0.00 %   1.15 % -  1.65 %  -34.85 % -  -34.52 %
                 2001                                    5.29  -   13.22        0.00     1.15   -  1.65    -34.58   -  -34.25
             MFS Investors Trust
                 2002                                    6.19  -    7.31        0.57     1.15   -  1.65    -22.26   -  -21.87
                 2001                                    7.97  -    9.36        0.14     1.15   -  1.65    -17.34   -  -16.92
             MFS Limited Maturity
                 2001 (p)                                 N/A  -     N/A        0.00     0.00   -  0.00       N/A   -     N/A
             MFS New Discovery
                 2002                                    6.00  -   12.00        0.00     1.15   -  1.75    -32.75   -  -32.41
                 2001                                    8.92  -   17.76        2.54     1.15   -  1.65     -6.57   -   -6.12
             MFS Research
                 2002                                    4.95  -    6.30        0.26     1.15   -  1.65    -25.77   -  -25.40
                 2001                                    6.67  -    8.44        1.30     1.15   -  1.65    -22.55   -  -22.16
             MFS Utilities
                 2002                                    6.92  -    6.95        1.30     1.37   -  1.69    -23.79   -  -23.78
                 2001 (o)                                9.12  -    9.12        0.00     1.47   -  1.47     -8.84   -   -8.84

     Investments in the MFS Variable Insurance Trust
          (Service Class) Sub-Accounts:
             MFS Emerging Growth (Service Class)
                 2002                                    5.28  -    8.30        0.00     1.35   -  1.85    -35.08   -  -34.75
                 2001 (o)                                8.13  -   12.74        0.00     1.35   -  1.85    -18.70   -  -18.42
             MFS Investors Trust (Service Class)
                 2002                                    6.82  -    8.96        0.48     1.35   -  1.85    -22.61   -  -22.22
                 2001 (o)                                8.81  -   11.54        0.00     1.35   -  1.85    -11.87   -  -11.57
             MFS New Discovery (Service Class)
                 2002                                    6.42  -    8.83        0.00     1.35   -  1.85    -33.07   -  -32.72
                 2001 (o)                                9.59  -   13.16        0.00     1.35   -  1.85     -4.14   -   -3.81
             MFS Research (Service Class)
                 2002                                    6.23  -    8.86        0.11     1.35   -  1.85    -26.11   -  -25.74
                 2001 (o)                                8.43  -    8.46        0.00     1.35   -  1.85    -15.70   -  -15.42
             MFS Utilities (Service Class)
                 2002                                    5.69  -    7.72        2.97     1.35   -  1.85    -24.33   -  -23.94
                 2001 (o)                                7.52  -   10.02        0.00     1.35   -  1.85    -24.80   -  -24.54


(o) For the Period Beginning May 1, 2001 and Ended December 31, 2001

(p) For the Period Beginning January 1, 2001 and Ended June 27,2001

                                                         At December 31,               For the year ended December 31,
                                                       -----------------  -----------------------------------------------------
                                                          Accumulation     Investment         Expense            Total
                                                           Unit Value     Income Ratio*       Ratio**           Return***
                                                       -----------------  -------------  ----------------  --------------------
     Investments in the Neuberger & Berman Advisers
          Management Trust Sub-Accounts:
             AMT Guardian
                 2002                                  $ 8.54  -  $ 8.54        0.76 %   1.59 % -  1.59 %  -27.61 % -  -27.61 %
                 2001                                   11.79  -   11.88        0.46     1.37   -  1.59 %   -3.07   -   -2.93
             AMT Mid-Cap Growth
                 2002                                    8.63  -    8.78        0.00     1.15   -  1.59    -30.46   -  -30.15
                 2001                                   12.40  -   12.58        0.01     1.15   -  1.59    -25.84   -  -25.51
             AMT Partners
                 2002                                    7.71  -    7.71        0.58     1.59   -  1.59    -25.34   -  -25.34
                 2001                                   10.32  -   10.32        0.38     1.59   -  1.59     -4.37   -   -4.37

     Investments in the Oppenheimer Variable Account
          Funds Sub-Accounts:
             Oppenheimer Aggressive Growth
                 2002                                    3.33  -    8.21        0.64     1.15   -  1.85    -29.13   -  -28.62
                 2001                                    4.69  -   11.55        0.74     1.15   -  1.85    -32.52   -  -32.06
             Oppenheimer Capital Appreciation
                 2002                                    5.52  -    8.81        0.59     1.15   -  2.05    -28.22   -  -27.70
                 2001                                    7.67  -   12.23        0.39     1.15   -  1.85    -14.14   -  -13.58
             Oppenheimer Global Securities
                 2002                                    6.24  -    9.48        0.56     1.15   -  1.85    -23.58   -  -23.03
                 2001                                    8.14  -   12.37        0.53     1.15   -  1.85    -13.61   -  -13.05
             Oppenheimer Main Street Growth & Income
                 2002                                    6.15  -    9.18        0.78     1.15   -  1.85    -20.30   -  -19.73
                 2001                                    7.70  -   11.48        0.43     1.15   -  1.85    -11.76   -  -11.19
             Oppenheimer Multiple Strategies
                 2002                                    8.42  -    9.87        3.27     1.15   -  1.85    -12.06   -  -11.43
                 2001                                    9.58  -   11.18        2.20     1.15   -  1.85      0.41   -    1.04
             Oppenheimer Strategic Bond
                 2002                                   10.76  -   11.35        6.54     1.15   -  1.85      5.46   -    6.21
                 2001                                   10.18  -   10.69        1.74     1.15   -  1.85      3.00   -    3.64

                                                         At December 31,               For the year ended December 31,
                                                       -----------------  -----------------------------------------------------
                                                          Accumulation     Investment         Expense            Total
                                                           Unit Value     Income Ratio*       Ratio**           Return***
                                                       -----------------  -------------  ----------------  --------------------
     Investments in the Putnam Variable Trust
          Sub-Accounts:
             VT Diversified Income
                 2002                                  $ 10.25 - $ 10.62        6.40 %   1.25 % -  1.85 %    4.21 %  -   4.48 %
                 2001 (o)                                10.09 -   10.19        0.00     1.35   -  1.60      0.89    -   1.06
             VT Growth and Income
                 2002                                     7.30 -    9.08        0.00     1.35   -  1.85    -20.49    - -20.08
                 2001 (o)                                 9.19 -    9.91        0.00     1.25   -  1.85     -8.14    -  -7.75
             VT Growth Opportunities
                 2002                                     5.59 -    8.50        1.80     1.35   -  1.80    -30.62    - -30.44
                 2001 (o)                                 8.05 -    8.06        0.00     1.35   -  1.60    -19.49    - -19.35
             VT Health Sciences
                 2002                                     7.53 -    8.67        0.00     1.25   -  2.05    -21.98    - -21.33
                 2001 (o)                                 9.63 -   11.04        0.00     1.25   -  2.05     -3.82    -  -2.01
             VT International Growth
                 2002                                     8.42 -    9.61        0.00     1.35   -  1.60     -4.24    -  -3.93
                 2001 (o)                                    - -       -        0.00     0.00   -  0.00      0.00    -   0.00
             VT New Value
                 2002                                     7.94 -    9.85        0.87     1.25   -  1.80    -17.12    - -16.65
                 2001 (o)                                 9.56 -   11.85        0.00     1.25   -  1.80     -4.55    -   1.24
             VT Research
                 2002                                     8.32 -    9.25        0.19     1.35   -  1.60    -23.45    - -23.45
                 2001 (o)                                12.05 -   12.05        0.00     1.60   -  1.60     20.48    -  20.48
             VT Voyager II
                 2002                                     5.55 -    8.98        0.00     1.35   -  1.85    -30.88    - -30.53
                 2001 (o)                                 8.03 -   10.13        0.00     1.35   -  1.85    -19.67    - -19.40

     Investments in the STI Classic Variable Trust
          Sub-Accounts:
             STI Capital Appreciation
                 2002                                     6.64 -    9.34        0.00     1.15   -  1.85    -23.33    - -22.78
                 2001                                     8.64 -   10.11        2.04     1.15   -  1.85     -7.02    -  -6.43
             STI Growth & Income
                 2002                                     7.10 -    9.13        0.71     1.15   -  1.85    -22.06    - -21.50
                 2001                                     9.09 -   10.07        0.47     1.15   -  1.85     -7.24    -  -6.65
             STI International Equity
                 2002                                     6.20 -    9.00        0.00     1.15   -  1.80    -19.92    - -19.52
                 2001                                     7.75 -    8.64        0.10     1.15   -  1.65    -18.76    - -18.35
             STI Investment Grade Bond
                 2002                                    10.49 -   12.16        4.61     1.15   -  1.85      5.41    -   6.17
                 2001                                     9.95 -   11.45        4.18     1.15   -  1.85      7.27    -   7.93

(o) For the Period Beginning May 1, 2001 and Ended December 31, 2001

                                                         At December 31,               For the year ended December 31,
                                                       -----------------  -----------------------------------------------------
                                                          Accumulation     Investment         Expense            Total
                                                           Unit Value     Income Ratio*       Ratio**           Return***
                                                       -----------------  -------------  ----------------  --------------------
     Investments in the STI Classic Variable Trust
          Sub-Accounts (continued):
             STI Mid-Cap Equity
                 2002                                  $ 6.17  -  $ 9.13        0.00 %   1.15 % -  2.05 %  -29.92 % -  -29.27 %
                 2001                                    8.77  -   12.96       10.25     1.15   -  2.05      0.79   -    1.54
             STI Quality Growth Stock
                 2002                                     N/A  -     N/A        0.00     1.15   -  1.65       N/A   -     N/A
                 2001                                    7.01  -    8.85        0.02     1.15   -  1.65    -20.02   -  -19.62
             STI Small Cap Equity
                 2002                                   10.57  -   13.90        0.65     1.15   -  2.05     -3.22   -   -2.33
                 2001                                   10.90  -   14.23        1.13     1.15   -  2.05     19.24   -   20.08
             STI Value Income Stock
                 2002                                    7.75  -    9.51        1.56     1.15   -  2.05    -18.52   -  -17.94
                 2001                                    9.51  -   11.63        1.58     1.15   -  1.85     -2.88   -   -2.27

     Investments in The Universal Institutional Funds,
          Inc. Sub-Accounts:
             Van Kampen UIF Equity Growth (h)
                 2002                                    4.77  -    7.88        0.18     1.15   -  1.65    -29.05   -  -28.69
                 2001                                    6.73  -   11.05        0.00     1.15   -  1.65    -16.51   -  -16.09
             Van Kampen UIF Fixed Income (i)
                 2002                                   10.51  -   12.33        5.84     1.35   -  1.85      5.34   -    5.88
                 2001                                   10.42  -   11.64        6.23     1.35   -  1.85      7.47   -    7.84
             Van Kampen UIF Global Value Equity (j)
                 2002                                    7.55  -    8.94        1.64     1.15   -  1.85    -18.41   -  -17.82
                 2001                                    9.26  -   10.87        1.21     1.15   -  1.85     -8.68   -   -8.11
             Van Kampen UIF International Magnum (k)
                 2002                                       -  -       -        0.00     0.00   -  0.00      0.00   -    0.00
                 2001                                    8.82  -    8.82        0.47     1.37   -  1.37    -20.40   -  -20.40
             Van Kampen UIF Mid Cap Value (l)
                 2002                                    6.69  -    9.75        0.00     1.15   -  1.85    -29.36   -  -28.85
                 2001                                    9.45  -   13.71        0.00     1.15   -  1.85     -4.86   -   -4.26

(h) Previously known as UIF Equity Growth

(i) Previously known as UIF Fixed Income

(j) Previously known as UIF Global Value Equity

(k) Previously known as UIF International Magnum

(l) Previously known as UIF Mid Cap Value

                                                         At December 31,               For the year ended December 31,
                                                       -----------------  -----------------------------------------------------
                                                          Accumulation     Investment         Expense            Total
                                                           Unit Value     Income Ratio*       Ratio**           Return***
                                                       -----------------  -------------  ----------------  --------------------
     Investments in The Universal Institutional Funds,
          Inc. Sub-Accounts:
             Van Kampen UIF U. S. Real Estate (m)
                 2002                                  $ 8.97  -  $ 8.97        4.87 %   1.60 % -  1.60 %  -10.32 % -  -10.32 %
                 2001                                       -  -       -        0.00     0.00   -  0.00      0.00   -    0.00
             Van Kampen UIF Value (n)
                 2002                                    7.35  -    9.28        0.98     1.15   -  1.65    -23.43   -  -23.05
                 2001                                    9.60  -   12.06        1.07     1.15   -  1.65      0.61   -    1.10

(m) Previously known as UIF U.S. Real Estate

(n) Previously known as UIF Value

                                     PART C
                                OTHER INFORMATION

Item 24(a).    FINANCIAL STATEMENTS

The financial statements of Glenbrook Life and Annuity Company and the Financial Statements of Glenbrook Life Multi-Manager Variable Account are contained in Part B of this Registration Statement.

Item 24(b).    EXHIBITS

(1) Resolution of the Board of Directors of Glenbrook Life and Annuity Company authorizing establishment of the Glenbrook Life Multi-Manager Variable Account (Incorporated herein by reference to Registrant's initial registration statement (File No. 333-00999) dated February 12, 1996).

(2) Not Applicable

(3) Form of Underwriting Agreement (Incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's registration statement (File No. 333-00999) dated August 22, 1996).

(4)(a) Form of Contract for the Glenbrook Provider Ultra Contract (Previously filed in the initial filing of this Registration Statement (File No. 333-55306) dated February 9, 2001).

(4)(b) Form of Enhanced Death Benefit Rider (Previously filed in the initial filing of this Registration Statement (File No. 333-55306) dated February 9,
2001).

(4)(c) Form of Income Benefit Rider (Previously filed in the initial filing of this Registration Statement (File No. 333-55306) dated February 9, 2001).

(4)(d) Form of Enhanced Earnings Death Benefit Rider (Previously filed in the initial filing of this Registration Statement (File No. 333-55306) dated February 9, 2001).

(4)(e) Form of Beneficiary/ Death Benefit Endorsement. (Previously filed in Post-Effective Amendment No. 3 to Registrant's registration statement (File No. 333-55306) dated April 30, 2002.)

(5)(a) Form of Application for the Glenbrook Provider Ultra Contract (Previously filed in the initial filing of this Registration Statement (File No. 333-55306) dated February 9, 2001).

(6)(a)  Amended  and  Restated   Articles  of  Incorporation   and  Articles  of
Redomestication of Glenbrook Life and Annuity Company (Incorporated herein by reference to Depositor's Form 10-K dated March 26, 1999)

(6)(b) Amended and Restated By-laws of Glenbrook Life and Annuity Company (incorporated herein by reference to Depositor's Form 10-K dated March 26,1999)

(7) Reinsurance Agreement (Incorporated herein by reference to Depositor's S-1 Registration Statement (File No. 333-07275) dated June 28, 1996)

(8) (a) Form of Participation Agreements (Incorporated by reference herein to Pre-Effective Amendment No. 2 and Post-Effective Amendment Nos. 4 and 7 to Registrant's registration statement (File No. 333-00999) dated August 22, 1996, September 30, 1998 and January 24, 2000, respectively).

(8) (b) Participation Agreement among Putnam Variable Trust, Putnam Retail Management, Inc. Glenbrook Life and Annuity Company (Previously filed in Post Effective Amendment No. 2 to Registrant's Registration Statement (File No. 333-55306 dated August 31, 2001).

(9)(a) Opinion and Consent of Michael J. Velotta, Vice President, Secretary and General Counsel of Glenbrook Life and Annuity Company (Previously filed in the initial filing of this Registration Statement (File No. 333-55306) dated February 9, 2001).

(9)(b) Opinion and Consent of Michael J. Velotta, Vice President, Secretary and General Counsel of Allstate Life Insurance Company (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (File No. 333-55306) dated October 19, 2001.

(9)(c) Opinion and Consent of Michael J. Velotta, Vice President, Secretary and General Counsel of Glenbrook Life and Annuity Company (Previously filed in Post Effective Amendment No. 2 to Registrant's Registration Statement (File No. 333-55306) dated August 31, 2001).

(10)(a) Independent Auditors' Consent

(10)(b) Consent of Foley & Lardner

(11) Not applicable

(12) Not applicable

(13)(a) Performance Data Calculations (Previously filed in this Registration Statement (File No. 333-55306) dated February 9, 2001).

(13)(b) Performance Data Calculations (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (File No. 333-55306) dated April 19, 2001).

(13) (c) Performance Data Calculations for the following  Variable Sub Accounts:
Putnam VT Growth and Income - Class IB, Putnam VT Growth Opportunities - Class IB, Putnam VT International Growth - Class IB, Putnam VT New Value - Class IB and Putnam VT Research - Class IB. (Previously filed in Post-Effective Amendment No. 2 (File No. 333-55306) dated August 31, 2001).

(13) (d) Performance Data Calculations (Previously filed in Post-Effective Amendment No. 3 to Registrant's registration statement (File No. 333-55306) dated April 30, 2002.)

(13) (e) Performance Data Calculations filed herewith

(14) Not applicable.

(99)(a) Powers of Attorney for, Michael J. Velotta, Margaret G. Dyer, Marla G. Friedman, John C. Lounds, J. Kevin McCarthy, Samuel H. Pilch. (Incorporated herein by reference to Post-Effective Amendment No. 11 to Form N-4 Registration Statement (File No. 333-00999) dated July 5, 2000.)

(99) (b) Power of Attorney for Steven E. Shebik (Previously filed in Post Effective Amendment No. 2 to Registrant's Registration Statement (File No. 333-55306) dated August 31, 2001.

(99) (c) Power of Attorney for Casey J. Sylla filed herewith.

25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL                POSITION AND OFFICE WITH
BUSINESS ADDRESS                  DEPOSITOR OF THE ACCOUNT

Margaret G. Dyer                  Director
Marla G. Friedman                 Director and Vice President
John C. Lounds                    Director
J. Kevin McCarthy                 Director
Steven E. Shebik                  Director, Vice President and Chief Financial Officer
Casey J. Sylla                    Director, President and Chief Executive Officer
Michael J. Velotta                Director, Vice President, General Counsel and
                                  Secretary
Eric A. Simonson                  Senior Vice President and Chief Investment Officer
Samuel H. Pilch                   Group Vice President and Controller
Karen C. Gardner                  Vice President
John R. Hunter                    Vice President
Kevin R. Slawin                   Vice President
J. Eric Smith                     VIce President
James P. Zils                     Treasurer
Joanne M. Derrig                  Assistant Vice President and Chief Privacy Officer
Barry S. Paul                     Assistant Vice President and Assistant Treasurer
Robert L. Park                    Assistant Vice President and Chief Compliance Officer
Joseph P. Rath                    Assistant Vice President, Assistant General Counsel
                                  and Assistant Secretary
Lisa J. Flanary                   Assistant Vice President
Timothy N. Vander Pas             Assistant Vice President
William F. Emmons                 Assistant Secretary
Susan L. Lees                     Assistant Secretary
Paul N. Kierig                    Assistant Secretary
Mary J. McGinn                    Assistant Secretary
Patricia W. Wilson                Assistant Treasurer
Errol Cramer                      Appointed Actuary


The principal business address of Mr. Emmons is 2940 South 84th Street, Lincoln, Nebraska 68506. The principal business address of Mr. Slawin is 544 Lakeview
Parkway, Vernon Hills, Illinois 60061. The principal address of the other foregoing officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.

26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Form 10-K Annual Report, filed by The Allstate Corporation on March 28, 2003 (File No. 1-11840).

27. NUMBER OF CONTRACT OWNERS

As of January 31, 2003, there were 426 non-qualified contracts and 361 qualified contracts.

28. INDEMNIFICATION

The by-laws of both Glenbrook Life and Annuity Company (Depositor) and ALFS, Inc. (Distributor), provide for the indemnification of its directors, officers and controlling persons, against expenses, judgments, fines and amounts paid in settlement as incurred by such person, if such person acted properly. No indemnification shall be made in respect of any claim; issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of a duty to the Company, unless a court determines such person is entitled to such indemnity.

Insofar as indemnification for liability arising out of the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the registrant of expenses incurred by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of is counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

29. PRINCIPAL UNDERWRITER, ALFS, INC.

(a)Registrant's principal underwriter also acts as principal underwriter for the following investment companies:

Allstate  Assurance  Company  Separate  Account B
Allstate  Financial  Advisors Separate  Account I
Allstate Life Insurance  Company Separate Account A
Allstate Life Variable Life Separate Account A
Allstate Life of New York Separate Account A
Allstate Life of New York Variable  Life Separate  Account A
Charter  National Variable  Annuity Account
Charter National  Variable Account
Glenbrook Life and Annuity Company  Separate  Account A
Glenbrook Life and Annuity Company Variable Annuity  Account
Glenbrook  Life and Annuity  Variable  Account
Glenbrook Life Discover  Variable  Account A
Glenbrook  Life Variable  Life Separate  Account A
Glenbrook Life Scudder Variable  Account A
Glenbrook Life AIM Variable  Separate Account A
Intramerica  Variable  Annuity  Account
Lincoln Benefit Life Variable Annuity Account
Lincoln Benefit Life Variable Account

(b) The directors and officers of the principal underwriter are:

Name and Principal Business                  Positions and Officers
Address* of Each Such Person                 with Underwriter


John R. Hunter                     Director, President and Chief Executive Officer
Casey J. Sylla                     Director
Michael J. Velotta                 Director and Secretary
Marion Goll                        Vice President, Treasurer and Financial Operations Principal
Brent H. Hamann                    Vice President
Andrea J. Schur                    Vice President
Lisa A. Burnell                    Assistant Vice President and Compliance Officer
Joanne M. Derrig                   Assistant Vice President and Chief Privacy Officer
Joseph P. Rath                     Assistant Vice President, Assistant General Counsel and Assistant Secretary
William F. Emmons                  Assistant Secretary
Susan L. Lees                      Assistant Secretary
Barry S. Paul                      Assistant Treasurer
James P. Zils                      Assistant Treasurer
Mary Claire Sheehy                 Chief Operations Officer


The principal business address of Mr. Emmons is 2940 South 84th Street, Lincoln, Nebraska 68506. The principal address of the other foregoing officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.

(c) Compensation of ALFS, Inc.

None.

30. LOCATION OF ACCOUNTS AND RECORDS

The Depositor, Glenbrook Life and Annuity Company, is located at 3100 Sanders Road, Northbrook, Illinois 60062. The Distributor, ALFS, Inc., is located at 3100 Sanders Road, Northbrook, Illinois 60062. Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated there under.

31. MANAGEMENT SERVICES

None

32. UNDERTAKINGS

The Registrant undertakes to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted. Registrant furthermore agrees to include either, as part of any application to purchase a contract offered by the prospectus, a toll-free number that an applicant can call to request a Statement of Additional Information or a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information. Finally, the Registrant agrees to deliver any Statement of Additional Information and any Financial Statements required to be made available under this Form N-4 promptly upon written or oral request.

REPRESENTATIONS PURSUANT TO SECTION 403(B) OF THE INTERNAL REVENUE CODE

The Company represents that it is relying upon a November 28, 1988 Securities and Exchange Commission no-action letter issued to the American Council of Life Insurance ("ACLI") and that the provisions of paragraphs 1-4 of the no-action letter have been complied with.

REPRESENTATION REGARDING CONTRACT EXPENSES

Glenbrook Life and Annuity Company represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Glenbrook Life and Annuity Company under the Contracts. Glenbrook Life and Annuity Company bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need for Glenbrook Life and Annuity Company to earn a profit; the degree to which the Contracts include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Contracts sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectus(es) contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or prospectus(es), or otherwise.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Glenbrook Life Multi-Manager Variable Account certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and, has caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized all in the Township of Northfield, State of Illinois, on April 11, 2003.



                                   GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT
                                                                    (REGISTRANT)

                                          BY: GLENBROOK LIFE AND ANNUITY COMPANY

                                                                     (DEPOSITOR)

                                                        By:/s/MICHAEL J. VELOTTA
                                                              Michael J. Velotta
                                   Vice President, Secretary and General Counsel

As required by the Securities Act of 1933, this amended Registration Statement has been signed below by the following Directors of Glenbrook Life and Annuity Company on April 11, 2003.


*/MARGARET G. DYER
 ---------------------------            Director
Margaret G. Dyer

*/MARLA G. FRIEDMAN
--------------------------------        Director and Vice President
Marla G. Friedman

*/JOHN C. LOUNDS
--------------------------------        Director
John C. Lounds

*/J. KEVIN MCCARTHY
---------------------------------       Director
J. Kevin McCarthy

*/SAMUEL H. PILCH                       Group Vice President and Controller
----------------------------------      (Principal Accounting Officer)
Samuel H. Pilch

*/STEVEN E. SHEBIK                       Director, Vice President and Chief Financial Officer
----------------------------------       (Principal Financial Officer)
Steven E. Shebik

*/CASEY J. SYLLA                         Director, President and Chief Executive Officer
 -------------------------               (Principal Executive Officer)
Casey J. Sylla

/s/MICHAEL J. VELOTTA                   Director, Vice President, General Counsel and
---------------------------             Secretary
Michael J. Velotta


*/ By Michael J. Velotta, pursuant to Power of Attorney, filed herewith or previously filed.

                                  EXHIBIT INDEX

Exhibit                Description

(10) (a)               Independent Auditors' Consent
(10) (b)               Consent of Foley & Lardner
(13) (e)               Performance Data Calculations
(99) (c)               Power of Attorney for Casey J. Sylla